UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

NORTHERN FUNDS EQUITY FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2023

NORTHERN FUNDS

MANAGED BY NORTHERN TRUST

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

16	FINANCIAL HIGHLIGHTS

39	SCHEDULES OF INVESTMENTS

39	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)

44	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)

52	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)

76	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)

86	GLOBAL SUSTAINABILITY INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX)

97	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)

99	INCOME EQUITY FUND (Ticker Symbol: NOIEX)

103	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)

108	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)

120	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)

124	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)

128	MID CAP INDEX FUND (Ticker Symbol: NOMIX)

136	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)

139	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)

142	NORTHERN ENGAGE360TM FUND (Ticker Symbol: NENGX)

143	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)

165	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)

192	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)

202	STOCK INDEX FUND (Ticker Symbol: NOSIX)

211	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESX)

215	NOTES TO THE FINANCIAL STATEMENTS

237	FUND EXPENSES

240	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

252	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.
Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust. NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$125,663	$415,610	$1,255,937		$883,172
Investments in affiliates, at value	3,652	17,848	24,547		6,603
Cash	323	—	—		58
Cash held at broker	—	—	1,133	(1)	805	(1)
Foreign currencies held at broker, at value	—	—	—		143	(2)
Foreign currencies, at value	233	359	4,011		5,578
Interest income receivable	7	—	—		—
Dividend income receivable	244	925	2,701		3,868
Receivable for capital gains tax	335	—	153		2
Receivable for foreign tax reclaims	38	1,829	92		765
Receivable for securities sold	737	402	—		94
Receivable for variation margin on futures contracts	—	1	—		2
Receivable for fund shares sold	19	3	1,628		274
Receivable from investment adviser	5	7	24		35
Unrealized appreciation on forward foreign currency exchange contracts	—	—	84		91
Prepaid and other assets	3	24	44		14
Total Assets	131,259	437,008	1,290,354		901,504
LIABILITIES:
Cash overdraft	—	—	88		—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	19		15
Payable for securities purchased	1,566	444	—		—
Payable for variation margin on futures contracts	—	23	—		58
Payable for fund shares redeemed	104	230	1,455		782
Payable to affiliates:
Management fees	23	59	30		59
Custody fees	64	19	165		45
Shareholder servicing fees	10	4	55		34
Transfer agent fees	4	14	41		30
Accrued Trustee fees	2	2	7		6
Outstanding options written, at value (premiums received $(23))	—	—	—		—
Deferred foreign capital gains tax payable	318	—	7,162		335
Accrued other liabilities	124	26	140		48
Total Liabilities	2,215	821	9,162		1,412
Net Assets	$129,044	$436,187	$1,281,192		$900,092
ANALYSIS OF NET ASSETS:
Capital stock	$148,065	$351,042	$1,367,011		$978,687
Distributable earnings (loss)	(19,021)	85,145	(85,819)		(78,595)
Net Assets	$129,044	$436,187	$1,281,192		$900,092
Net Assets:
Shares	$129,044	$436,187	$1,281,192		$900,092
Class K	—	—	—		—
Class I	—	—	—		—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	9,783	38,796	124,008		107,243
Class K	—	—	—		—
Class I	—	—	—		—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$13.19	$11.24	$10.33		$8.39
Class K	—	—	—		—
Class I	—	—	—		—
Investments, at cost	$114,599	$350,786	$948,919		$742,439
Investments in affiliates, at cost	3,652	17,848	24,547		6,603
Foreign currencies held at broker, at cost	—	—	—		145
Foreign currencies, at cost	197	361	4,039		5,607

(1)	Includes restricted cash held at broker of $900, $663 and $1,208, respectively.

(2)	Includes restricted foreign currencies held at broker of $126, $674, $141 and $3,302, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		GLOBAL TACTICAL ASSET ALLOCATION FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND		INTERNATIONAL EQUITY INDEX FUND		LARGE CAP CORE FUND

$1,630,034		$25,632	$139,233	$123,302		$4,059,830		$236,745
23,856		74,525	2,018	398		11,699		1,593
141		—	—	—		412		—
1,208	(1)	—	—	8		4		—
1,139	(2)	—	—	172	(2)	3,349	(2)	—
7,165		—	—	999		9,669		—
—		—	—	—		—		—
2,021		1	206	356		10,744		195
—		—	—	—		—		—
1,518		—	—	653		20,623		—
—		—	—	—		1,246		—
29		—	—	10		197		—
5,302		1	14	—		4,170		42
4		2	3	4		48		4
23		—	—	—		55		—
15		11	3	10		15		3
1,672,455		100,172	141,477	125,912		4,122,061		238,582

—		—	—	—		—		—
62		—	—	—		252		—
—		1,586	—	—		3		—
93		—	7	3		102		4
1,148		27	2	53		2,314		167

49		4	11	10		61		17
7		—	4	8		40		3
106		11	19	6		68		19
55		3	4	4		134		8
3		4	4	9		15		16
—		—	4	—		—		—
—		—	—	—		—		—
35		24	26	24		59		29
1,558		1,659	81	117		3,048		263
$1,670,897		$98,513	$141,396	$125,795		$4,119,013		$238,319

$1,341,663		$103,386	$96,350	$162,014		$3,488,684		$146,218
329,234		(4,873)	45,046	(36,219)		630,329		92,101
$1,670,897		$98,513	$141,396	$125,795		$4,119,013		$238,319

—		98,513	141,396	125,795		4,119,013		238,319
773,822		—	—	—		—		—
897,075		—	—	—		—		—

—		8,473	10,377	13,336		319,460		10,000
41,750		—	—	—		—		—
48,435		—	—	—		—		—

—		11.63	13.63	9.43		12.89		23.83
18.53		—	—	—		—		—
18.52		—	—	—		—		—
$1,297,172		$28,395	$101,175	$116,448		$2,718,771		$161,570
23,994		71,715	2,018	398		11,699		1,593
1,182		—	—	177		3,429		—
7,184		—	—	996		9,631		—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	LARGE CAP VALUE FUND	MID CAP INDEX FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at value	$56,608	$1,777,045	$926,210	$106,767
Investments in affiliates, at value	847	16,862	32,420	4,616
Cash	—	—	11	4
Foreign currencies, at value	—	—	446	16
Interest income receivable	—	—	—	—
Dividend income receivable	58	2,056	2,012	429
Receivable for foreign tax reclaims	—	—	1,525	68
Receivable for securities sold	—	160	4,420	116
Receivable for variation margin on futures contracts	—	7	—	—
Receivable for fund shares sold	—	517	128	—
Receivable from investment adviser	2	17	13	3
Prepaid and other assets	11	9	22	4
Total Assets	57,526	1,796,673	967,207	112,023
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for securities purchased	—	5,521	6,266	114
Payable for variation margin on futures contracts	2	66	63	—
Payable for fund shares redeemed	8	976	2,982	—
Payable to affiliates:
Management fees	5	26	145	16
Custody fees	6	24	14	3
Shareholder servicing fees	7	71	2	8
Transfer agent fees	2	59	32	4
Accrued Trustee fees	7	6	4	2
Accrued other liabilities	24	38	31	32
Total Liabilities	61	6,787	9,539	179
Net Assets	$57,465	$1,789,886	$957,668	$111,844
ANALYSIS OF NET ASSETS:
Capital stock	$53,326	$1,182,255	$1,028,806	$122,814
Distributable earnings (loss)	4,139	607,631	(71,138)	(10,970)
Net Assets	$57,465	$1,789,886	$957,668	$111,844
Net Assets:
Shares	$57,465	$1,789,886	$957,668	$111,844
Class K	—	—	—	—
Class I	—	—	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	3,042	92,696	89,222	12,002
Class K	—	—	—	—
Class I	—	—	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$18.89	$19.31	$10.73	$9.32
Class K	—	—	—	—
Class I	—	—	—	—
Investments, at cost	$55,153	$1,276,350	$1,008,046	$110,426
Investments in affiliates, at cost	847	16,862	32,420	4,616
Foreign currencies, at cost	—	—	444	16

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

NORTHERN ENGAGE360TM FUND	SMALL CAP CORE FUND	SMALL CAP INDEX FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	U.S. QUALITY ESG FUND

$—	$405,510	$1,005,408	$1,474,325	$10,703,881	$358,793
4,245	12,357	2,622	32,205	213,351	3,956
1	12	16	86	—	2
—	—	—	—	—	—
—	—	—	—	1	—
88	426	1,114	2,554	7,528	241
341	—	—	—	—	—
—	1,021	2,048	19,181	—	—
—	—	6	7	—	—
—	105	377	740	3,612	2
30	5	8	39	78	3
1	17	16	8	44	20
4,706	419,453	1,011,615	1,529,145	10,928,495	363,017
—	—	—	—	1	—
—	—	347	519	—	—
—	76	37	185	649	11
—	70	501	2,428	2,753	104

3	32	15	238	71	23
6	8	78	14	56	—
—	49	25	529	110	5
1	14	33	50	356	12
1	3	6	11	27	—
14	26	38	79	76	24
25	278	1,080	4,053	4,099	179
$4,681	$419,175	$1,010,535	$1,525,092	$10,924,396	$362,838

$4,598	$262,033	$764,451	$861,408	$3,224,339	$315,578
83	157,142	246,084	663,684	7,700,057	47,260
$4,681	$419,175	$1,010,535	$1,525,092	$10,924,396	$362,838

4,681	—	1,010,535	1,525,092	10,924,396	—
—	230,947	—	—	—	340,672
—	188,228	—	—	—	22,166

488	—	84,702	83,567	239,604	—
—	9,048	—	—	—	21,273
—	7,388	—	—	—	1,387

9.59	—	11.93	18.25	45.59	—
—	25.52	—	—	—	16.01
—	25.48	—	—	—	15.99
$66	$277,029	$746,935	$936,699	$3,325,481	$295,342
4,245	12,357	2,622	32,205	212,178	3,956
—	—	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND

INVESTMENT INCOME:

Dividend income	$2,261	(1)	$6,950	(1)	$25,115	(1)	$20,491	(1)

Dividend income from investments in affiliates	123		475		863		366

Interest income (Note 6)	20		323		77		56

Total Investment Income	2,404		7,748		26,055		20,913

EXPENSES:

Management fees	842		1,937		991		1,944

Custody fees	134		76		657		116

Transfer agent fees	30		91		273		187

Blue sky fees	10		9		10		11

Printing fees	4		6		15		11

Professional fees	18		19		25		24

Shareholder servicing fees (Shares)	32		13		102		69

Shareholder servicing fees (Class I)	—		—		—		—

Trustee fees	4		3		7		7

Interest expense	—		—		—		—

Other	36		17		41		15

Total Expenses	1,110		2,171		2,121		2,384

Less expenses reimbursed by investment adviser	(247)		(171)		(1,101)		(90)

Net Expenses	863		2,000		1,020		2,294

Net Investment Income	1,541		5,748		25,035		18,619

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	2,422	(2)	15,833		13,359	(2)	(16,463	)(2)

Investments in affiliates	—		—		—		—

Options written	—		—		—		—

Futures contracts	162		222		2,636		974

Foreign currency transactions	(182)		(52)		(46)		(182)

Forward foreign currency exchange contracts	—		—		30		50

Net changes in unrealized appreciation (depreciation) on:

Investments	(5,396	)(3)	(23,958	)(3)	(74,143	)(3)	(47,580	)(3)

Investments in affiliates	—		—		—		—

Options written	—		—		—		—

Futures contracts	(135)		(510)		(3,185)		(1,310)

Foreign currency translations	36		(39)		(153)		(150)

Forward foreign currency exchange contracts	—		—		133		157

Net Gains (Losses)	(3,093)		(8,504)		(61,369)		(64,504)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,552)		$(2,756)		$(36,334)		$(45,885)

(1)	Net of $273, $828, $3,340, $815, $983, $322 and $9,128, respectively, in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $111, $1,527 and $11, respectively.

(3)	Net change in unrealized of deferred foreign capital gains tax of $(318), $10, $(2,752) and $(260), respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	GLOBAL TACTICAL ASSET ALLOCATION FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	INTERNATIONAL EQUITY INDEX FUND	LARGE CAP CORE FUND

$16,978 (1)	$406	$1,890	$2,646 (1)	$80,298 (1)	$2,218

703	1,595	33	22	187	40

118	—	3	10	156	3

17,799	2,001	1,926	2,678	80,641	2,261

1,497	117	329	300	1,990	548

82	1	10	25	282	16

320	20	28	25	851	48

18	11	9	8	13	11

15	4	4	4	38	5

23	18	18	18	41	18

—	23	51	22	188	45

221	—	—	—	—	—

7	4	3	4	18	3

—	2	—	—	1	1

41	5	6	5	30	5

2,224	205	458	411	3,452	700

(23)	(70)	(108)	(92)	(1,179)	(134)

2,201	135	350	319	2,273	566

15,598	1,866	1,576	2,359	78,368	1,695

7,725	(482)	4,632	(727)	9,243	13,878

(26)	(1,390)	—	—	—	—

—	—	54	—	—	—

3,108	—	151	164	2,732	101

(411)	—	—	(54)	(891)	—

(38)	—	—	—	(212)	—

29,199	(1,184)	(974)	(1,359)	(155,756)	(2,393)

(184)	385	—	—	—	—

—	—	20	—	—	—

(2,572)	—	(160)	(123)	(1,483)	(132)

(136)	—	—	(35)	(862)	—

(132)	—	—	—	(638)	—

36,533	(2,671)	3,723	(2,134)	(147,867)	11,454

$52,131	$(805)	$5,299	$225	$(69,499)	$13,149

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	LARGE CAP VALUE FUND	MID CAP INDEX FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND

INVESTMENT INCOME:

Dividend income	$734	$16,064	$21,330 (1)	$1,997 (1)

Dividend income from investments in affiliates	13	459	1,177	118

Interest income (Note 6)	1	26	57	—

Total Investment Income	748	16,549	22,564	2,115
EXPENSES:
Management fees	158	866	4,623	527

Custody fees	9	86	73	20

Transfer agent fees	11	370	198	23

Blue sky fees	9	15	10	9

Printing fees	3	19	11	4

Professional fees	18	30	23	18

Shareholder servicing fees (Shares)	17	154	142	20

Shareholder servicing fees (Class I)	—	—	—	—

Trustee fees	4	10	7	3

Interest expense	—	6	—	—

Other	4	13	16	10

Total Expenses	233	1,569	5,103	634

Less expenses voluntarily reimbursed by investment adviser	—	—	—	—

Less expenses reimbursed by investment adviser	(65)	(581)	(159)	(90)

Net Expenses	168	988	4,944	544

Net Investment Income	580	15,561	17,620	1,571

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	1,345	61,861	899	(1,667)

Investments in affiliates	—	—	—	—

Futures contracts	26	291	880	—

Foreign currency transactions	—	—	(47)	(6)

Net changes in unrealized appreciation (depreciation) on:

Investments	(1,021)	(65,514)	(112,012)	(7,031)

Investments in affiliates	—	—	—	—

Futures contracts	(14)	(1,491)	(692)	—

Foreign currency translations	—	—	(54)	(5)

Net Gains (Losses)	336	(4,853)	(111,026)	(8,709)

Net Increase (Decrease) in Net Assets Resulting from Operations	$916	$10,708	$(93,406)	$(7,138)

(1)	Net of $1,315, $63, $152, $2 and $1, respectively, in foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

NORTHERN ENGAGE360TM FUND	SMALL CAP CORE FUND	SMALL CAP INDEX FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	U.S. QUALITY ESG FUND

$1,635 (1)	$3,413 (1)	$8,926 (1)	$17,500	$86,332	$3,326

412	370	103	1,260	2,109	77

6	29	6	87	125	5

2,053	3,812	9,035	18,847	88,566	3,408

577	1,025	513	7,618	2,207	736

21	28	107	69	386	16

33	84	219	309	2,124	77

7	17	9	22	21	14

2	6	12	16	90	6

6	18	23	31	75	18

—	—	56	1,088	253	—

—	98	—	—	—	11

4	4	7	11	39	4

—	—	—	—	—	—

8	7	9	19	41	6

658	1,287	955	9,183	5,236	888

(27)	—	—	—	—	—

(58)	(114)	(366)	(1,141)	(2,312)	(95)

573	1,173	589	8,042	2,924	793

1,480	2,639	8,446	10,805	85,642	2,615

23,375	11,600	17,941	93,081	263,063	7,488

—	—	—	—	(34)	—

193	413	(41)	1,247	11,931	224

3	—	—	—	—	—

(17,508)	(11,563)	(21,284)	(86,844)	196,538	10,866

—	—	—	—	(1,123)	—

(183)	(803)	(262)	(3,547)	(6,551)	(197)

(15)	—	—	—	—	—

5,865	(353)	(3,646)	3,937	463,824	18,381

$7,345	$2,286	$4,800	$14,742	$549,466	$20,996

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		EMERGING MARKETS EQUITY INDEX FUND

Amounts in thousands	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023
OPERATIONS:

Net investment income (Note 6)	$1,541	$3,089	$5,748	$7,906	$25,035	$47,815

Net realized gains (losses)	2,402	(20,053)	16,003	7,373	15,979	(52,744)

Net change in unrealized appreciation (depreciation)	(5,495)	(26,685)	(24,507)	(23,899)	(77,348)	(211,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,552)	(43,649)	(2,756)	(8,620)	(36,334)	(216,691)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(42,711)	(94,964)	(40,235)	(89,396)	(197,675)	(185,373)

Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(42,711)	(94,964)	(40,235)	(89,396)	(197,675)	(185,373)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(1,445)	—	(6,821)	—	(31,842)

Return of Capital	—	—	—	—	—	—

Total Distributions to Shares Shareholders	—	(1,445)	—	(6,821)	—	(31,842)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(44,263)	(140,058)	(42,991)	(104,837)	(234,009)	(433,906)

NET ASSETS:

Beginning of period	173,307	313,365	479,178	584,015	1,515,201	1,949,107

End of period	$129,044	$173,307	$436,187	$479,178	$1,281,192	$1,515,201

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2023

GLOBAL REAL ESTATE INDEX FUND		GLOBAL SUSTAINABILITY INDEX FUND		GLOBAL TACTICAL ASSET ALLOCATION FUND		INCOME EQUITY FUND

SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

$18,619	$34,812	$15,598	$24,875	$1,866	$3,276	$1,576	$3,015

(15,621)	(11,667)	10,358	(20,873)	(1,872)	(2,456)	4,837	5,282

(48,883)	(333,670)	26,175	(91,140)	(799)	(9,532)	(1,114)	(19,969)

(45,885)	(310,525)	52,131	(87,138)	(805)	(8,712)	5,299	(11,672)

(36,757)	(154,309)	—	—	(888)	(10,086)	(910)	(6,223)

—	—	12,970	47,247	—	—	—	—

—	—	76,567	121,546	—	—	—	—

(36,757)	(154,309)	89,537	168,793	(888)	(10,086)	(910)	(6,223)

(16,176)	(17,271)	—	—	(1,629)	(7,486)	(1,536)	(8,028)

—	(11,867)	—	—	—	—	—	—

(16,176)	(29,138)	—	—	(1,629)	(7,486)	(1,536)	(8,028)

—	—	—	(13,541)	—	—	—	—

—	—	—	(13,541)	—	—	—	—

—	—	—	(11,600)	—	—	—	—

—	—	—	(11,600)	—	—	—	—
(98,818)	(493,972)	141,668	56,514	(3,322)	(26,284)	2,853	(25,923)

998,910	1,492,882	1,529,229	1,472,715	101,835	128,119	138,543	164,466

$900,092	$998,910	$1,670,897	$1,529,229	$98,513	$101,835	$141,396	$138,543

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	INTERNATIONAL EQUITY FUND		INTERNATIONAL EQUITY INDEX FUND		LARGE CAP CORE FUND

Amounts in thousands	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023
OPERATIONS:

Net investment income (Note 6)	$2,359	$3,734	$78,368	$134,725	$1,695	$3,352

Net realized gains (losses)	(617)	(5,179)	10,872	(45,756)	13,979	5,443

Net change in unrealized appreciation (depreciation)	(1,517)	1,008	(158,739)	(143,549)	(2,525)	(29,938)

Net Increase (Decrease) in Net Assets Resulting from Operations	225	(437)	(69,499)	(54,580)	13,149	(21,143)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	1,508	3,156	(291,294)	(206,477)	(15,758)	(14,024)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,508	3,156	(291,294)	(206,477)	(15,758)	(14,024)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(3,200)	—	(110,518)	(1,678)	(11,564)

Total Distributions to Shares Shareholders	—	(3,200)	—	(110,518)	(1,678)	(11,564)
Total Increase (Decrease) in Net Assets	1,733	(481)	(360,793)	(371,575)	(4,287)	(46,731)

NET ASSETS:

Beginning of period	124,062	124,543	4,479,806	4,851,381	242,606	289,337

End of period	$125,795	$124,062	$4,119,013	$4,479,806	$238,319	$242,606

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2023

LARGE CAP VALUE FUND		MID CAP INDEX FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND

SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

$580	$1,223	$15,561	$30,904	$17,620	$23,236	$1,571	$3,138
1,371	683	62,152	91,456	1,732	(504)	(1,673)	(7,695)
(1,035)	(5,406)	(67,005)	(258,236)	(112,758)	(82,784)	(7,036)	(35,522)

916	(3,500)	10,708	(135,876)	(93,406)	(60,052)	(7,138)	(40,079)

(2,458)	(410)	(220,373)	(113,863)	80,011	(15,996)	(922)	(40,995)

(2,458)	(410)	(220,373)	(113,863)	80,011	(15,996)	(922)	(40,995)

—	(4,797)	—	(190,111)	(16,413)	(39,799)	(1,269)	(2,646)
—	(4,797)	—	(190,111)	(16,413)	(39,799)	(1,269)	(2,646)
(1,542)	(8,707)	(209,665)	(439,850)	(29,808)	(115,847)	(9,329)	(83,720)

59,007	67,714	1,999,551	2,439,401	987,476	1,103,323	121,173	204,893
$57,465	$59,007	$1,789,886	$1,999,551	$957,668	$987,476	$111,844	$121,173

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	NORTHERN ENGAGE360TM FUND		SMALL CAP CORE FUND		SMALL CAP INDEX FUND

Amounts in thousands	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

OPERATIONS:

Net investment income (Note 6)	$1,480	$3,047	$2,639	$4,849	$8,446	$17,593

Net realized gains (losses)	23,571	(19,218)	12,013	11,233	17,900	6,192

Net change in unrealized appreciation (depreciation)	(17,706)	(11,101)	(12,366)	(56,553)	(21,546)	(202,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,345	(27,272)	2,286	(40,471)	4,800	(178,857)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(230,813)	(36,339)	—	—	(157,342)	(122,009)

Net increase (decrease) in net assets resulting from Class K transactions	—	—	(10,794)	(15,416)	—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	(6,709)	(12,998)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(230,813)	(36,339)	(17,503)	(28,414)	(157,342)	(122,009)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(6,292)	(38,548)	—	—	—	(71,471)
Total Distributions to Shares Shareholders	(6,292)	(38,548)	—	—	—	(71,471)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	(1,616)	—	—
Total Distributions to Class K Shareholders	—	—	—	(1,616)	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	(1,028)	—	—
Total Distributions to Class I Shareholders	—	—	—	(1,028)	—	—
Total Increase (Decrease) in Net Assets	(229,760)	(102,159)	(15,217)	(71,529)	(152,542)	(372,337)

NET ASSETS:

Beginning of period	234,441	336,600	434,392	505,921	1,163,077	1,535,414

End of period	$4,681	$234,441	$419,175	$434,392	$1,010,535	$1,163,077

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2023

SMALL CAP VALUE FUND		STOCK INDEX FUND		U.S. QUALITY ESG FUND

SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

$10,805	$19,874	$85,642	$173,479	$2,615	$5,325
94,328	85,674	274,960	326,009	7,712	(23,119)
(90,391)	(269,979)	188,864	(1,498,536)	10,669	(24,323)
14,742	(164,431)	549,466	(999,048)	20,996	(42,117)

(107,320)	(417,037)	(269,987)	(266,016)	—	—
—	—	—	—	(52,613)	(50,336)
—	—	—	—	3,045	15,832

(107,320)	(417,037)	(269,987)	(266,016)	(49,568)	(34,504)

—	(94,077)	(84,864)	(472,874)	—	—
—	(94,077)	(84,864)	(472,874)	—	—

—	—	—	—	(2,467)	(13,622)
—	—	—	—	(2,467)	(13,622)

—	—	—	—	(141)	(184)
—	—	—	—	(141)	(184)
(92,578)	(675,545)	194,615	(1,737,938)	(31,180)	(90,427)

1,617,670	2,293,215	10,729,781	12,467,719	394,018	484,445
$1,525,092	$1,617,670	$10,924,396	$10,729,781	$362,838	$394,018

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$13.40	$15.38		$22.17	$14.61	$19.49	$22.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.22		0.24 (1)	0.15 (2)	0.59	0.42

Net realized and unrealized gains (losses)	(0.35)	(2.09)		(2.11)	8.93 (3)	(3.84)	(3.30)

Total from Investment Operations	(0.21)	(1.87)		(1.87)	9.08	(3.25)	(2.88)

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.11)		(0.36)	(0.20)	(0.88)	(0.18)

From net realized gains	—	—		(4.56)	(1.32)	(0.75)	—

Total Distributions Paid	—	(0.11)		(4.92)	(1.52)	(1.63)	(0.18)

Net Asset Value, End of Period	$13.19	$13.40		$15.38	$22.17	$14.61	$19.49

Total Return(5)	(1.57)%	(12.09	)%(6)	(9.64)%	62.55%	(18.77)%	(12.71)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$129,044	$173,307		$313,365	$438,809	$338,370	$816,363

Ratio to average net assets of:(7)

Expenses, net of reimbursements and credits(8)	1.11%	1.10%		1.10%	1.10%	1.10%	1.10%

Expenses, before reimbursements and credits	1.42%	1.30%		1.26%	1.25%	1.26%	1.21%

Net investment income, net of reimbursements and credits(8)	1.97%	1.45%		1.01%	0.72%	1.85%	1.61%

Net investment income, before reimbursements and credits	1.66%	1.25%		0.85%	0.57%	1.69%	1.50%

Portfolio Turnover Rate	39.61%	115.02%		99.51%	134.29%	81.32%	80.98%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 62.53%.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $3,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(7)	Annualized for periods less than one year.

(8)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $10,000, less than $1,000 and approximately $10,000, $17,000 and $42,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$11.34	$11.45	$12.81	$8.09	$10.38	$11.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.21	0.16 (1)	0.13 (2)	0.21	0.22

Net realized and unrealized gains (losses)	(0.26)	(0.16)	(0.21)	4.69 (3)	(1.85)	(0.91)

Total from Investment Operations	(0.10)	0.05	(0.05)	4.82	(1.64)	(0.69)

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.16)	(0.20)	(0.10)	(0.26)	(0.29)

From net realized gains	—	—	(1.11)	—	(0.39)	(0.34)

Total Distributions Paid	—	(0.16)	(1.31)	(0.10)	(0.65)	(0.63)

Net Asset Value, End of Period	$11.24	$11.34	$11.45	$12.81	$8.09	$10.38

Total Return(5)	(0.88)%	0.55%	(1.04)%	59.61%	(17.49)%	(5.32)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$436,187	$479,178	$584,015	$683,128	$558,183	$915,696

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.85%	0.85%	0.84%	0.85%	0.85%	0.84%

Expenses, before reimbursements and credits	0.92%	0.93%	0.90%	0.92%	0.93%	0.94%

Net investment income, net of reimbursements and credits(7)	2.43%	1.66%	1.10%	0.93%	1.86%	1.75%

Net investment income, before reimbursements and credits	2.36%	1.58%	1.04%	0.86%	1.78%	1.65%

Portfolio Turnover Rate	16.93%	51.69%	41.19%	51.34%	39.52%	35.11%

(1)	The Northern Trust Company reimbursed the Fund approximately $20,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 59.59%.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $6,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $23,000, less than $1,000 and approximately $17,000, $45,000 and $66,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

EMERGING MARKETS EQUITY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019
Net Asset Value, Beginning of Period	$10.64	$12.15		$14.32		$9.25		$11.70		$13.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19	0.34		0.29	(1)	0.20	(2)	0.37		0.30

Net realized and unrealized gains (losses)	(0.50)	(1.60)		(2.08)		5.20		(2.43)		(1.41)

Total from Investment Operations	(0.31)	(1.26)		(1.79)		5.40		(2.06)		(1.11)

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.25)		(0.38)		(0.33)		(0.39)		(0.29)

Total Distributions Paid	—	(0.25)		(0.38)		(0.33)		(0.39)		(0.29)

Net Asset Value, End of Period	$10.33	$10.64		$12.15		$14.32		$9.25		$11.70

Total Return(4)	(2.91)%	(10.30	)%(5)	(12.69)%		58.51%		(18.36)%		(8.20)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,281,192	$1,515,201		$1,949,107		$2,412,779		$1,594,038		$2,790,805

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.14%	0.22	%(7)	0.30	%(7)	0.30	%(7)	0.30	%(7)	0.30	%(7)

Expenses, before reimbursements and credits	0.30%	0.33%		0.34%		0.34%		0.35%		0.35%

Net investment income, net of reimbursements and credits	3.54%	3.10	%(7)	2.18	%(7)	1.76	%(7)	3.07	%(7)	2.35	%(7)

Net investment income, before reimbursements and credits	3.38%	2.99%		2.14%		1.72%		3.02%		2.30%

Portfolio Turnover Rate	12.44%	57.68%		20.35%		74.68%		45.08%		54.69%

(1)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $10,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 58.44%.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $1,000, $21,000, $26,000 and $31,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019
Net Asset Value, Beginning of Period	$8.97	$11.62		$10.67	$8.22		$11.05	$10.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.26		0.24 (1)	0.04		0.34	0.34

Net realized and unrealized gains (losses)	(0.60)	(2.67)		1.03	2.64		(2.67)	0.72

Total from Investment Operations	(0.43)	(2.41)		1.27	2.68		(2.33)	1.06

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.15)	(0.15)		(0.32)	(0.23)		(0.50)	(0.36)

Return of capital	—	(0.09)		—	—		—	—

Total Distributions Paid	(0.15)	(0.24)		(0.32)	(0.23)		(0.50)	(0.36)

Net Asset Value, End of Period	$8.39	$8.97		$11.62	$10.67		$8.22	$11.05

Total Return(3)	(4.85)%	(20.74	)%(4)	11.84%	33.25	%(5)	(22.11)%	10.55%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$900,092	$998,910		$1,492,882	$1,432,173		$1,780,428	$2,091,233

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.47%	0.47%		0.48%	0.48%		0.49%	0.50%

Expenses, before reimbursements and credits	0.49%	0.49%		0.48%	0.48%		0.49%	0.53%

Net investment income, net of reimbursements and credits(7)	3.83%	2.96%		2.23%	2.55%		2.81%	3.17%

Net investment income, before reimbursements and credits	3.81%	2.94%		2.23%	2.55%		2.81%	3.14%

Portfolio Turnover Rate	3.42%	7.48%		5.75%	7.27%		6.91%	27.17%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(5)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.11%.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $18,000, $1,000, $8,000, $32,000 and $16,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	PERIOD ENDED MAR 31, 2021(1)

Net Asset Value, Beginning of Period	$17.92	$19.57	$18.67	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.31	0.30 (2)	0.19

Net realized and unrealized gains (losses)	0.44	(1.64)	1.70	3.27

Total from Investment Operations	0.61	(1.33)	2.00	3.46

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.26)	(0.28)	(0.29)

From net realized gains	—	(0.06)	(0.82)	—	(4)

Total Distributions Paid	—	(0.32)	(1.10)	(0.29)

Net Asset Value, End of Period	$18.53	$17.92	$19.57	$18.67

Total Return(5)	3.40%	(6.67)%	10.48%	22.44%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$773,822	$736,028	$740,470	$513,860

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.24%	0.24%	0.24%	0.25%

Expenses, before reimbursements and credits	0.24%	0.24%	0.24%	0.27%

Net investment income, net of reimbursements and credits(7)	1.90%	1.86%	1.49%	1.62	%(8)

Net investment income, before reimbursements and credits	1.90%	1.86%	1.49%	1.60	%(8)

Portfolio Turnover Rate	10.77%	19.49%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)	Per share amounts were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $12,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023, for the fiscal years ended March 31, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL SUSTAINABILITY INDEX FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	PERIOD ENDED MAR 31, 2021(1)

Net Asset Value, Beginning of Period	$17.91	$19.56	$18.66	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.29	0.23 (2)	0.19

Net realized and unrealized gains (losses)	0.47	(1.62)	1.77	3.26

Total from Investment Operations	0.61	(1.33)	2.00	3.45

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.26)	(0.28)	(0.29)

From net realized gains	—	(0.06)	(0.82)	—	(4)

Total Distributions Paid	—	(0.32)	(1.10)	(0.29)

Net Asset Value, End of Period	$18.52	$17.91	$19.56	$18.66

Total Return(5)	3.41%	(6.72)%	10.47%	22.35%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$897,075	$793,201	$732,245	$474,771

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.29%	0.29%	0.29%	0.30%

Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.31%

Net investment income, net of reimbursements and credits(7)	1.85%	1.83%	1.48%	1.57	%(8)

Net investment income, before reimbursements and credits	1.85%	1.83%	1.48%	1.56	%(8)

Portfolio Turnover Rate	10.77%	19.49%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)	Per share amounts were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $12,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023, for the fiscal years ended March 31, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL TACTICAL ASSET ALLOCATION FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$11.92		$13.68		$13.74	$11.11		$12.69		$13.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22		0.38		0.33 (1)	0.31		0.36		0.38

Net realized and unrealized gains (losses)	(0.32)		(1.26)		0.22	3.18		(1.60)		(0.25)

Net increase from payment by affiliate on affiliate transactions	—		—		—	—		—		0.03	(2)

Total from Investment Operations	(0.10)		(0.88)		0.55	3.49		(1.24)		0.16

LESS DISTRIBUTIONS PAID:

From net investment income	(0.19)		(0.37)		(0.31)	(0.32)		(0.34)		(0.39)

From net realized gains	—		(0.51)		(0.30)	(0.54)		—		(0.10)

Total Distributions Paid	(0.19)		(0.88)		(0.61)	(0.86)		(0.34)		(0.49)

Net Asset Value, End of Period	$11.63		$11.92		$13.68	$13.74		$11.11		$12.69

Total Return(3)	(0.81)%		(6.27)%		3.92%	31.94%		(10.14)%		1.46	%(2)

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$98,513		$101,835		$128,119	$120,727		$101,156		$91,468

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.26	%(6)	0.26	%(6)	0.26%	0.26	%(6)	0.26	%(6)	0.28	%(6)

Expenses, before reimbursements and credits(5)	0.40%		0.39%		0.39%	0.40%		0.40%		0.42%

Net investment income, net of reimbursements and credits	3.67	%(6)	3.01	%(6)	2.45%	2.32	%(6)	2.85	%(6)	2.99	%(6)

Net investment income, before reimbursements and credits	3.53%		2.88%		2.32%	2.18%		2.71%		2.85%

Portfolio Turnover Rate	20.58%		34.86%		60.88%	50.89%		48.38%		87.64%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	Northern Trust Investments, Inc. reimbursed the Fund approximately $209,000. Without this reimbursement the total return would have been 1.25%.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, $1,000, approximately $1,000 and less than $2,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$13.26	$15.07	$14.81	$10.42	$12.95		$13.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15	0.28	0.19	0.20	0.26		0.28

Net realized and unrealized gains (losses)	0.37	(1.33)	2.24	5.28	(1.63)		0.56

Total from Investment Operations	0.52	(1.05)	2.43	5.48	(1.37)		0.84

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)	(0.28)	(0.18)	(0.25)	(0.26)		(0.28)

From net realized gains	—	(0.48)	(1.99)	(0.84)	(0.90)		(1.57)

Total Distributions Paid	(0.15)	(0.76)	(2.17)	(1.09)	(1.16)		(1.85)

Net Asset Value, End of Period	$13.63	$13.26	$15.07	$14.81	$10.42		$12.95

Total Return(1)	3.92%	(6.78)%	16.31%	53.57%	(12.44	)%(2)	7.66	%(3)

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$141,396	$138,543	$164,466	$149,908	$115,562		$187,632

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.49%	0.66%	1.01%	1.01%	1.02%		1.01%

Expenses, before reimbursements and credits	0.64%	0.80%	1.16%	1.18%	1.12%		1.12%

Net investment income, net of reimbursements and credits(5)	2.20%	2.10%	1.18%	1.51%	1.89%		2.01%

Net investment income, before reimbursements and credits	2.05%	1.96%	1.03%	1.34%	1.79%		1.90%

Portfolio Turnover Rate	14.56%	34.87%	30.55%	27.94%	76.34%		40.94%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	During the fiscal year ended March 31, 2020, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been (12.98)%.

(3)	During the fiscal year ended March 31, 2019, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 7.16%.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $1,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.42		$9.70		$9.68		$7.14		$9.36		$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17		0.29		0.25	(1)	0.45		0.37		0.37

Net realized and unrealized gains (losses)	(0.16)		(0.31)		0.10		2.63		(2.23)		(0.94)

Total from Investment Operations	0.01		(0.02)		0.35		3.08		(1.86)		(0.57)

LESS DISTRIBUTIONS PAID:

From net investment income(2)	—		(0.26)		(0.33)		(0.54)		(0.36)		(0.23)

Total Distributions Paid	—		(0.26)		(0.33)		(0.54)		(0.36)		(0.23)

Net Asset Value, End of Period	$9.43		$9.42		$9.70		$9.68		$7.14		$9.36

Total Return(3)	0.11%		(0.02)%		3.49	%(1)	43.53%		(20.78)%		(5.36)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$125,795		$124,062		$124,543		$106,032		$122,189		$203,688

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits	0.50	%(5)	0.51	%(5)	0.51%		0.52	%(5)	0.55	%(5)	0.51	%(5)

Expenses, before reimbursements and credits	0.64%		0.65%		0.65%		0.75%		0.67%		0.69%

Net investment income, net of reimbursements and credits	3.69	%(5)	3.28	%(5)	2.91%		2.73	%(5)	3.14	%(5)	3.18	%(5)

Net investment income, before reimbursements and credits	3.55%		3.14%		2.77%		2.50%		3.02%		3.00%

Portfolio Turnover Rate	25.85%		46.55%		41.96%		63.81%		33.97%		59.45%

(1)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 3.48%.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$13.13	$13.50		$13.92	$9.84		$11.86		$12.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.25	0.40		0.37 (1)	0.28		0.35	(2)	0.39

Net realized and unrealized gains (losses)	(0.49)	(0.44)		(0.33)	4.08		(1.98)		(0.93)

Total from Investment Operations	(0.24)	(0.04)		0.04	4.36		(1.63)		(0.54)

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.33)		(0.46)	(0.28)		(0.39)		(0.37)

Total Distributions Paid	—	(0.33)		(0.46)	(0.28)		(0.39)		(0.37)

Net Asset Value, End of Period	$12.89	$13.13		$13.50	$13.92		$9.84		$11.86

Total Return(4)	(1.83)%	(0.11)%		0.13%	44.22%		(14.46)%		(3.89)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$4,119,013	$4,479,806		$4,851,381	$5,379,675		$4,100,160		$5,333,685

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits	0.10%	0.17	%(6)	0.24%	0.24	%(6)	0.25	%(6)	0.25	%(6)

Expenses, before reimbursements and credits	0.16%	0.20%		0.24%	0.24%		0.26%		0.30%

Net investment income, net of reimbursements and credits	3.54%	3.20	%(6)	2.61%	2.26	%(6)	2.85	%(6)	3.15	%(6)

Net investment income, before reimbursements and credits	3.48%	3.17%		2.61%	2.26%		2.84%		3.10%

Portfolio Turnover Rate	7.89%	20.88%		20.76%	21.26%		10.17%		26.95%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Northern Trust Company reimbursed the Fund approximately $69,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $12,000, $30,000 and $36,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND			SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$22.78	$25.71	$25.24	$16.46	$19.36	$18.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.31	0.30	0.31	0.39	0.34

Net realized and unrealized gains (losses)	1.04	(2.16)	4.09	8.79	(2.44)	0.65

Total from Investment Operations	1.21	(1.85)	4.39	9.10	(2.05)	0.99

LESS DISTRIBUTIONS PAID:

From net investment income	(0.16)	(0.31)	(0.30)	(0.32)	(0.39)	(0.34)

From net realized gains	—	(0.77)	(3.62)	—	(0.46)	(0.17)

Total Distributions Paid	(0.16)	(1.08)	(3.92)	(0.32)	(0.85)	(0.51)

Net Asset Value, End of Period	$23.83	$22.78	$25.71	$25.24	$16.46	$19.36

Total Return(1)	5.32%	(7.00)%	17.18%	55.62%	(11.28)%	5.45%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$238,319	$242,606	$289,337	$270,545	$164,695	$245,220

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.45%	0.45%	0.45%	0.45%	0.46%	0.46%

Expenses, before reimbursements and credits	0.56%	0.56%	0.55%	0.57%	0.56%	0.56%

Net investment income, net of reimbursements and credits(3)	1.36%	1.35%	1.10%	1.47%	1.85%	1.76%

Net investment income, before reimbursements and credits	1.25%	1.24%	1.00%	1.35%	1.75%	1.66%

Portfolio Turnover Rate	29.26%	38.46%	44.93%	38.54%	37.90%	45.92%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $3,000, less than $1,000 and approximately $2,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$18.61		$21.27		$20.39	$12.85		$16.42		$15.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.20		0.39		0.35	0.38		0.41		0.34

Net realized and unrealized gains (losses)	0.08		(1.49)		2.28	7.42		(3.62)		0.50

Total from Investment Operations	0.28		(1.10)		2.63	7.80		(3.21)		0.84

LESS DISTRIBUTIONS PAID:

From net investment income	—		(0.24)		(0.43)	(0.26)		(0.36)		(0.25)

From net realized gains	—		(1.32)		(1.32)	—		—		—

Total Distributions Paid	—		(1.56)		(1.75)	(0.26)		(0.36)		(0.25)

Net Asset Value, End of Period	$18.89		$18.61		$21.27	$20.39		$12.85		$16.42

Total Return(1)	1.51%		(5.18)%		13.00%	61.02%		(20.16)%		5.52%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$57,465		$59,007		$67,714	$63,821		$45,786		$85,581

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.57	%(3)	0.56	%(3)	0.57%	0.57	%(3)	0.55	%(3)	0.59	%(3)

Expenses, before reimbursements and credits	0.79%		0.75%		0.80%	0.89%		0.83%		0.83%

Net investment income, net of reimbursements and credits	1.95	%(3)	1.99	%(3)	1.55%	2.05	%(3)	2.04	%(3)	1.95	%(3)

Net investment income, before reimbursements and credits	1.73%		1.80%		1.32%	1.73%		1.76%		1.71%

Portfolio Turnover Rate	18.64%		78.33%		75.05%	74.86%		80.40%		96.45%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, less than $1,000, $1,000, and approximately $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$19.23	$22.41		$23.76		$13.59		$17.95		$19.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.32		0.28		0.26		0.28		0.27

Net realized and unrealized gains (losses)	(0.10)	(1.57)		0.80		10.91		(4.21)		(0.04)

Total from Investment Operations	0.08	(1.25)		1.08		11.17		(3.93)		0.23

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.30)		(0.25)		(0.26)		(0.27)		(0.28)

From net realized gains	—	(1.63)		(2.18)		(0.74)		(0.16)		(1.17)

Total Distributions Paid	—	(1.93)		(2.43)		(1.00)		(0.43)		(1.45)

Net Asset Value, End of Period	$19.31	$19.23		$22.41		$23.76		$13.59		$17.95

Total Return(1)	0.42%	(5.28)%		4.44%		83.26%		(22.61)%		2.38%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,789,886	$1,999,551		$2,439,401		$2,523,727		$1,700,510		$2,294,736

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.10%	0.12	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)

Expenses, before reimbursements and credits	0.16%	0.18%		0.19%		0.19%		0.18%		0.17%

Net investment income, net of reimbursements and credits	1.62%	1.48	%(3)	1.13	%(3)	1.25	%(3)	1.52	%(3)	1.39	%(3)

Net investment income, before reimbursements and credits	1.56%	1.42%		1.09%		1.21%		1.49%		1.37%

Portfolio Turnover Rate	10.12%	13.39%		15.17%		18.73%		18.15%		20.59%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $2,000, $17,000, $72,000 and $77,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND			SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$11.96	$13.02	$12.92	$10.48	$12.09	$12.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.20	0.26	0.32 (1)	0.21	0.31	0.36

Net realized and unrealized gains (losses)	(1.24)	(0.85)	1.10	2.47 (2)	(1.61)	0.08

Total from Investment Operations	(1.04)	(0.59)	1.42	2.68	(1.30)	0.44

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.19)	(0.33)	(0.28)	(0.20)	(0.31)	(0.43)

From net realized gains	—	(0.14)	(1.04)	(0.04)	—	(0.75)

Total Distributions Paid	(0.19)	(0.47)	(1.32)	(0.24)	(0.31)	(1.18)

Net Asset Value, End of Period	$10.73	$11.96	$13.02	$12.92	$10.48	$12.09

Total Return(4)	(8.83)%	(4.43)%	11.46%	25.81%	(11.09)%	4.24%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$957,668	$987,476	$1,103,323	$1,167,594	$896,220	$1,009,594

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.96%	0.96%	0.97%	0.96%	0.98%	1.00%

Expenses, before reimbursements and credits	0.99%	0.99%	0.97%	0.96%	0.98%	1.02%

Net investment income, net of reimbursements and credits(6)	3.43%	2.27%	2.38%	1.78%	2.45%	2.81%

Net investment income, before reimbursements and credits	3.40%	2.24%	2.38%	1.78%	2.45%	2.79%

Portfolio Turnover Rate	12.34%	57.83%	62.31%	60.11%	80.41%	38.64%

(1)	The Northern Trust Company reimbursed the Fund approximately $13,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $5,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $40,000, $57,000, $1,000, $41,000, $77,000 and $66,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$10.02	$12.72	$11.37		$8.67		$11.12	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13	0.24	0.15	(1)	0.21		0.29	0.31

Net realized and unrealized gains (losses)	(0.72)	(2.74)	1.56		2.68	(2)	(2.28)	1.01

Total from Investment Operations	(0.59)	(2.50)	1.71		2.89		(1.99)	1.32

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.11)	(0.20)	(0.20)		(0.19)		(0.46)	(0.46)

From net realized gains	—	—	(0.16)		—		—	(0.12)

Total Distributions Paid	(0.11)	(0.20)	(0.36)		(0.19)		(0.46)	(0.58)

Net Asset Value, End of Period	$9.32	$10.02	$12.72		$11.37		$8.67	$11.12

Total Return(4)	(5.95)%	(19.64)%	15.03	%(5)	33.59	%(6)	(18.86)%	13.28%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$111,844	$121,173	$204,893		$181,192		$98,568	$98,914

Ratio to average net assets of:(7)

Expenses, net of reimbursements and credits(8)	0.92%	0.92%	0.91%		0.92%		0.94%	0.94%

Expenses, before reimbursements and credits	1.07%	1.06%	1.00%		1.04%		1.10%	1.20%

Net investment income, net of reimbursements and credits(8)	2.66%	2.06%	1.20%		1.73%		2.18%	2.47%

Net investment income, before reimbursements and credits	2.51%	1.92%	1.11%		1.61%		2.02%	2.21%

Portfolio Turnover Rate	22.25%	59.41%	42.01%		81.36%		62.47%	66.43%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 14.55%.

(6)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.09%.

(7)	Annualized for periods less than one year.

(8)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $7,000, less than $1,000 and approximately $6,000, $5,000 and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN ENGAGE360TM FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.55		$12.40	$13.64	$8.78	$10.03	$10.17

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.34		0.12	0.23 (1)	0.12	0.15	0.09

Net realized and unrealized gains (losses)	0.06		(1.08)	(0.16)	4.86 (2)	(1.24)	(0.14)

Total from Investment Operations	0.40		(0.96)	0.07	4.98	(1.09)	(0.05)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.26)		—	(0.29)	(0.12)	(0.16)	(0.09)

From net realized gains	(0.10)		(1.89)	(1.02)	—	—	— (3)

Total Distributions Paid	(0.36)		(1.89)	(1.31)	(0.12)	(0.16)	(0.09)

Net Asset Value, End of Period	$9.59		$9.55	$12.40	$13.64	$8.78	$10.03

Total Return(4)	4.14	%(5)	(7.06)%	(0.10)%	56.79%	(11.22)%	(0.36)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$4,681		$234,441	$336,600	$400,499	$245,669	$229,838

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.68%		0.70%	0.70%	0.70%	0.70%	0.70%

Expenses, before reimbursements and credits	0.78%		0.78%	0.77%	0.77%	0.80%	0.88%

Net investment income, net of reimbursements and credits(7)	1.74%		1.14%	1.50%	1.08%	1.57%	1.60%

Net investment income, before reimbursements and credits	1.64%		1.06%	1.43%	1.01%	1.47%	1.42%

Portfolio Turnover Rate	4.42%		18.79%	85.19%	41.71%	32.99%	48.63%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

Northern Trust Investments, Inc voluntarily reimbursed expenses of the Fund in the amount of approximately $27,000. Total return excluding the voluntary reimbursement would have been 4.07%. See Note 5.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $14,000, $1,000, $9,000, $16,000 and $11,000, which represent 0.02 percent of average net assets for the six months ended September 30, 2023 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	PERIOD ENDED MAR 31, 2021(1)

Net Asset Value, Beginning of Period	$25.40	$27.82	$32.58	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.28	0.24	0.13

Net realized and unrealized gains (losses)	(0.04)	(2.53)	(0.33)	10.42

Total from Investment Operations	0.12	(2.25)	(0.09)	10.55

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.09)	(0.17)	(0.21)

From net realized gains	—	(0.08)	(4.50)	(1.22)

Total Distributions Paid	—	(0.17)	(4.67)	(1.43)

Net Asset Value, End of Period	$25.52	$25.40	$27.82	$32.58

Total Return(2)	0.47%	(8.08)%	(0.54)%	45.82%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$230,947	$240,538	$279,376	$287,618

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.49%	0.49%	0.49%	0.49%

Expenses, before reimbursements and credits	0.54%	0.54%	0.54%	0.57%

Net investment income, net of reimbursements and credits(4)	1.25%	1.13%	0.70%	0.67	%(5)

Net investment income, before reimbursements and credits	1.20%	1.08%	0.65%	0.59	%(5)

Portfolio Turnover Rate	12.38%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $12,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP CORE FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	PERIOD ENDED MAR 31, 2021(1)

Net Asset Value, Beginning of Period	$25.37	$27.77	$32.56	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.30	0.17	0.12

Net realized and unrealized gains (losses)	(0.07)	(2.56)	(0.30)	10.41

Total from Investment Operations	0.11	(2.26)	(0.13)	10.53

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.06)	(0.16)	(0.21)

From net realized gains	—	(0.08)	(4.50)	(1.22)

Total Distributions Paid	—	(0.14)	(4.66)	(1.43)

Net Asset Value, End of Period	$25.48	$25.37	$27.77	$32.56

Total Return(2)	0.43%	(8.18)%	(0.63)%	45.72%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$188,228	$193,854	$226,545	$254,387

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.59%	0.59%	0.59%	0.59%

Expenses, before reimbursements and credits	0.64%	0.64%	0.64%	0.67%

Net investment income, net of reimbursements and credits(4)	1.15%	1.03%	0.59%	0.57	%(5)

Net investment income, before reimbursements and credits	1.10%	0.98%	0.54%	0.49	%(5)

Portfolio Turnover Rate	12.38%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $10,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$11.96	$14.40		$17.24		$9.18		$12.34		$13.60

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.11	0.18		0.15		0.12		0.14		0.16

Net realized and unrealized gains (losses)	(0.14)	(1.88)		(1.10)		8.48		(3.07)		(0.11)

Total from Investment Operations	(0.03)	(1.70)		(0.95)		8.60		(2.93)		0.05

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.14)		(0.13)		(0.15)		(0.14)		(0.15)

From net realized gains	—	(0.60)		(1.76)		(0.39)		(0.09)		(1.16)

Total Distributions Paid	—	(0.74)		(1.89)		(0.54)		(0.23)		(1.31)

Net Asset Value, End of Period	$11.93	$11.96		$14.40		$17.24		$9.18		$12.34

Total Return(1)	(0.25)%	(11.68)%		(5.88)%		94.41%		(24.28)%		1.97%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,010,535	$1,163,077		$1,535,414		$1,606,895		$887,429		$1,167,092

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.10%	0.12	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)

Expenses, before reimbursements and credits	0.17%	0.18%		0.19%		0.19%		0.19%		0.18%

Net investment income, net of reimbursements and credits	1.48%	1.38	%(3)	0.88	%(3)	0.93	%(3)	1.13	%(3)	1.13	%(3)

Net investment income, before reimbursements and credits	1.41%	1.32%		0.84%		0.89%		1.09%		1.10%

Portfolio Turnover Rate	8.49%	13.66%		25.57%		20.62%		18.36%		20.81%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $1,000, $14,000, $32,000 and $32,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019
Net Asset Value, Beginning of Period	$18.10	$20.71	$23.46	$13.49	$20.18	$22.71

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.13	0.22	0.18	0.20	0.22	0.21

Net realized and unrealized gains (losses)	0.02	(1.78)	0.56	10.15	(5.45)	(0.59)

Total from Investment Operations	0.15	(1.56)	0.74	10.35	(5.23)	(0.38)

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.16)	(0.19)	(0.22)	(0.23)	(0.16)

From net realized gains	—	(0.89)	(3.30)	(0.16)	(1.23)	(1.99)

Total Distributions Paid	—	(1.05)	(3.49)	(0.38)	(1.46)	(2.15)

Net Asset Value, End of Period	$18.25	$18.10	$20.71	$23.46	$13.49	$20.18

Total Return(1)	0.77%	(7.50)%	3.29%	77.32%	(28.43)%	(0.45)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,525,092	$1,617,670	$2,293,215	$2,974,261	$2,076,900	$2,972,451

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, before reimbursements and credits	1.15%	1.13%	1.15%	1.13%	1.10%	1.12%

Net investment income, net of reimbursements and credits(3)	1.35%	1.08%	0.69%	1.05%	1.09%	0.86%

Net investment income, before reimbursements and credits	1.20%	0.95%	0.54%	0.92%	0.99%	0.74%

Portfolio Turnover Rate	16.35%	13.25%	20.41%	27.79%	14.18%	16.02%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $43,000, $63,000, $3,000, $59,000, $138,000 and $110,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$43.69	$49.65		$44.44		$29.61		$32.74		$31.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.36	0.71		0.62		0.61		0.65		0.61

Net realized and unrealized gains (losses)	1.90	(4.72)		6.29		15.87		(2.87)		2.18

Total from Investment Operations	2.26	(4.01)		6.91		16.48		(2.22)		2.79

LESS DISTRIBUTIONS PAID:

From net investment income	(0.36)	(0.71)		(0.62)		(0.61)		(0.65)		(0.61)

From net realized gains	—	(1.24)		(1.08)		(1.04)		(0.26)		(0.79)

Total Distributions Paid	(0.36)	(1.95)		(1.70)		(1.65)		(0.91)		(1.40)

Net Asset Value, End of Period	$45.59	$43.69		$49.65		$44.44		$29.61		$32.74

Total Return(1)	5.16%	(7.82)%		15.51	%(2)	56.22%		(7.10)%		9.38%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$10,924,396	$10,729,781		$12,467,719		$11,225,431		$7,933,222		$8,512,061

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.05%	0.07	%(4)	0.10	%(4)	0.10	%(4)	0.10	%(4)	0.10	%(4)

Expenses, before reimbursements and credits	0.09%	0.11%		0.13%		0.13%		0.12%		0.11%

Net investment income, net of reimbursements and credits	1.55%	1.62	%(4)	1.26	%(4)	1.54	%(4)	1.88	%(4)	1.89	%(4)

Net investment income, before reimbursements and credits	1.51%	1.58%		1.23%		1.51%		1.86%		1.88%

Portfolio Turnover Rate	1.44%	2.96%		3.11%		4.66%		5.15%		6.68%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $7,000, $85,000, $205,000 and $185,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. QUALITY ESG FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	PERIOD ENDED MAR 31, 2021(1)

Net Asset Value, Beginning of Period	$15.30	$17.26	$16.12	$13.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.22	0.16	0.10

Net realized and unrealized gains (losses)	0.71	(1.58)	2.09	3.21

Total from Investment Operations	0.82	(1.36)	2.25	3.31

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.22)	(0.16)	(0.11)

From net realized gains	—	(0.38)	(0.95)	(0.08)

Total Distributions Paid	(0.11)	(0.60)	(1.11)	(0.19)

Net Asset Value, End of Period	$16.01	$15.30	$17.26	$16.12

Total Return(2)	5.33%	(7.70)%	13.71%	25.59%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$340,672	$375,837	$482,259	$298,204

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.39%	0.39%	0.39%	0.39%

Expenses, before reimbursements and credits	0.44%	0.44%	0.44%	0.51%

Net investment income, net of reimbursements and credits(4)	1.32%	1.37%	0.95%	1.06	%(5)

Net investment income, before reimbursements and credits	1.27%	1.32%	0.90%	0.94	%(5)

Portfolio Turnover Rate	22.58%	45.72%	29.11%	28.66%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $7,000, $3,000 and $3,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. QUALITY ESG FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	PERIOD ENDED MAR 31, 2021(1)

Net Asset Value, Beginning of Period	$15.28		$17.25		$16.12	$13.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11		0.18		0.15	0.08

Net realized and unrealized gains (losses)	0.70		(1.56)		2.09	2.56

Total from Investment Operations	0.81		(1.38)		2.24	2.64

LESS DISTRIBUTIONS PAID:

From net investment income	(0.10)		(0.21)		(0.16)	(0.10)

From net realized gains	—		(0.38)		(0.95)	(0.08)

Total Distributions Paid	(0.10)		(0.59)		(1.11)	(0.18)

Net Asset Value, End of Period	$15.99		$15.28		$17.25	$16.12

Total Return(2)	5.31%		(7.79)%		13.62%	19.46%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$22,166		$18,181		$2,186	$83

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.49	%(4)	0.49	%(4)	0.49%	0.49%

Expenses, before reimbursements and credits	0.54%		0.55%		0.53%	0.61%

Net investment income, net of reimbursements and credits	1.23	%(4)	1.27	%(4)	1.02%	0.91	%(5)

Net investment income, before reimbursements and credits	1.18%		1.21%		0.98%	0.79	%(5)

Portfolio Turnover Rate	22.58%		45.72%		29.11%	28.66%

(1)	For the period from August 21, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and the fiscal year ended March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class I shares on August 21, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.2% (1)

Austria – 0.2%

Erste Group Bank A.G.	7,547	$261

Brazil – 6.8%

Ambev S.A.*	95,000	248

Ambev S.A. ADR*	658,414	1,699

Arcos Dorados Holdings, Inc., Class A	24,700	234

B3 S.A. - Brasil Bolsa Balcao	447,920	1,093

Banco BTG Pactual S.A.*	145,100	896

Banco do Brasil S.A.	30,800	289

Hypera S.A.*	62,000	460

Localiza Rent a Car S.A.*	62,100	725

MercadoLibre, Inc.*	1,114	1,412

Multiplan Empreendimentos Imobiliarios S.A.*	16,000	78

NU Holdings Ltd., Class A*	117,000	848

Raia Drogasil S.A.	38,800	213

Vale S.A.	19,140	257

WEG S.A.	37,700	273

		8,725

China – 16.3%

Airtac International Group	2,000	61

Alibaba Group Holding Ltd.*	138,800	1,505

Alibaba Group Holding Ltd. ADR*	3,142	273

ANTA Sports Products Ltd.	56,600	632

Baidu, Inc. ADR*	2,384	320

Baidu, Inc., Class A*	75,150	1,267

BYD Co. Ltd., Class H	2,500	77

Centre Testing International Group Co. Ltd., Class A	105,700	270

China International Capital Corp. Ltd., Class H	231,200	422

China Petroleum & Chemical Corp., Class H	1,134,000	617

China Resources Beer Holdings Co. Ltd.	47,000	257

Dongfeng Motor Group Co. Ltd., Class H	1,064,352	419

Eastroc Beverage Group Co. Ltd., Class A	9,400	235

Focus Media Information Technology Co. Ltd., Class A	718,000	708

KE Holdings, Inc. ADR	42,740	663

Luzhou Laojiao Co. Ltd., Class A	14,700	441

Meituan, Class B*	34,520	501

MINISO Group Holding Ltd. ADR	22,030	571

NARI Technology Co. Ltd., Class A	88,339	269

PDD Holdings, Inc. ADR*	5,052	495

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.2% (1) continued

China – 16.3% continued

Ping An Insurance Group Co. of China Ltd., Class H	79,500	$450

Proya Cosmetics Co. Ltd., Class A	12,300	171

Shenzhen Inovance Technology Co. Ltd., Class A	60,292	553

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	41

Tencent Holdings Ltd.	111,400	4,317

Topsports International Holdings Ltd.	509,394	387

Trip.com Group Ltd. ADR*	36,600	1,280

Want Want China Holdings Ltd.	959,740	626

Wuliangye Yibin Co. Ltd., Class A	2,800	60

WuXi AppTec Co. Ltd., Class A	44,700	532

XPeng, Inc. ADR*	27,496	505

Yifeng Pharmacy Chain Co. Ltd., Class A	26,200	126

Yum China Holdings, Inc.	25,817	1,439

Zijin Mining Group Co. Ltd., Class H	382,000	581

		21,071

Denmark – 0.2%

Novo Nordisk A/S, Class B	3,498	318

Egypt – 1.0%

Commercial International Bank Egypt S.A.E.	695,191	1,350

France – 0.5%

Hermes International S.C.A.	132	240

L’Oreal S.A.	711	295

LVMH Moet Hennessy Louis Vuitton S.E.	194	146

		681

Greece – 0.4%

OPAP S.A.	31,653	531

Hong Kong – 0.2%

AIA Group Ltd.	31,400	254

India – 16.3%

ABB India Ltd.	2,979	147

Asian Paints Ltd.	18,791	715

Axis Bank Ltd.	37,841	470

Bajaj Finance Ltd.	10,889	1,021

Bharat Electronics Ltd.	288,304	480

HDFC Bank Ltd.	129,339	2,369

HDFC Bank Ltd. ADR	23,580	1,391

HDFC Life Insurance Co. Ltd.	7,148	55

Hero MotoCorp Ltd.	41,831	1,541

Hindalco Industries Ltd.	61,316	362

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.2% (1) continued

India – 16.3% continued

ICICI Bank Ltd.	43,136	$493

ICICI Bank Ltd. ADR	42,373	980

Indian Hotels Co. Ltd.	165,721	818

Larsen & Toubro Ltd.	47,315	1,721

MakeMyTrip Ltd.*	7,470	303

Maruti Suzuki India Ltd.	7,193	919

Polycab India Ltd.	9,386	604

Reliance Industries Ltd.	35,591	999

Siemens Ltd.	3,796	168

Sona Blw Precision Forgings Ltd.	16,959	119

Tata Consultancy Services Ltd.	62,953	2,670

Titan Co. Ltd.	11,851	449

Triveni Turbine Ltd.	29,223	154

TVS Motor Co. Ltd.	36,795	672

Varun Beverages Ltd.	69,502	791

Zomato Ltd.*	507,038	615

		21,026

Indonesia – 4.3%

Astra International Tbk PT	3,862,054	1,554

Bank Central Asia Tbk PT	806,100	460

Bank Mandiri Persero Tbk PT	1,392,400	543

Bank Rakyat Indonesia Persero Tbk PT	3,590,700	1,213

Sumber Alfaria Trijaya Tbk PT	2,215,200	424

Telkom Indonesia Persero Tbk PT	5,144,900	1,248

Vale Indonesia Tbk PT	409,700	150

		5,592

Italy – 0.2%

Ferrari N.V. (New York Exchange)	893	264

Macau – 0.5%

Galaxy Entertainment Group Ltd.	102,000	610

Malaysia – 0.3%

CIMB Group Holdings Bhd.	370,400	428

Mexico – 6.7%

Alfa S.A.B. de C.V., Class A	1,001,670	653

Alsea S.A.B. de C.V.*	32,800	120

America Movil S.A.B. de C.V. ADR	74,309	1,287

Arca Continental S.A.B. de C.V.	51,500	469

Cemex S.A.B. de C.V. ADR (Participation Certificate)*	86,200	560

Corp. Inmobiliaria Vesta S.A.B. de C.V.	116,300	383

Fomento Economico Mexicano S.A.B. de C.V. ADR	5,890	643

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.2% (1) continued

Mexico – 6.7% continued

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	40,200	$437

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,500	57

Grupo Financiero Banorte S.A.B. de C.V., Class O	173,500	1,454

Grupo Mexico S.A.B. de C.V., Class B	20,400	96

Wal-Mart de Mexico S.A.B. de C.V.	647,675	2,445

		8,604

Netherlands – 0.1%

ASML Holding N.V.	197	116

Panama – 0.1%

Copa Holdings S.A., Class A	800	71

Peru – 1.5%

Cia de Minas Buenaventura S.A.A. ADR	75,022	639

Credicorp Ltd.	10,404	1,331

		1,970

Philippines – 0.4%

BDO Unibank, Inc.	201,778	506

Poland – 0.3%

Dino Polska S.A.*	4,121	333

Russia – 0.0%

Gazprom PJSC(2) (3)	66,340	—

LUKOIL PJSC(2) (3)	9,885	—

Moscow Exchange MICEX-RTS PJSC(2)	426,740	—

		—

Saudi Arabia – 1.6%

Alinma Bank	30,321	270

Dr. Sulaiman Al Habib Medical

Services Group Co.	1,109	70

Elm Co.	1,758	365

Leejam Sports Co. JSC	5,199	197

Saudi Arabian Oil Co.	129,123	1,205

		2,107

South Africa – 4.1%

Anglo American Platinum Ltd.	24,958	931

Anglo American PLC	2,062	57

Bid Corp. Ltd.	40,399	896

Bidvest Group (The) Ltd.	113,865	1,633

Clicks Group Ltd.	11,505	157

Naspers Ltd., Class N	1,004	160

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.2% (1) continued

South Africa – 4.1% continued

Standard Bank Group Ltd.	90,942	$882

Truworths International Ltd.	156,877	632

		5,348

South Korea – 12.6%

Amorepacific Corp.	8,869	799

Coupang, Inc.*	7,400	126

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	6,464	531

Hyundai Mobis Co. Ltd.	4,842	863

Hyundai Motor Co.	14,845	2,102

Korea Aerospace Industries Ltd.	7,273	263

LG Chem Ltd.	408	150

NAVER Corp.	3,110	464

NCSoft Corp.	4,183	689

Orion Corp.	7,799	741

Samsung Biologics Co. Ltd.*	1,566	788

Samsung Electronics Co. Ltd.	136,759	6,929

Samsung SDI Co. Ltd.	1,563	593

SK Hynix, Inc.	14,913	1,267

		16,305

Switzerland – 0.2%

Cie Financiere Richemont S.A., Class A (Registered)	887	108

Novartis A.G. (Registered)	1,938	198

		306

Taiwan – 9.0%

Accton Technology Corp.	39,000	596

Alchip Technologies Ltd.	9,700	823

ASE Technology Holding Co. Ltd.	44,000	149

Delta Electronics, Inc.	47,000	473

E Ink Holdings, Inc.	10,000	56

Hon Hai Precision Industry Co. Ltd.	371,796	1,199

MediaTek, Inc.	7,000	160

Realtek Semiconductor Corp.	14,000	173

Taiwan Semiconductor Manufacturing Co. Ltd.	458,000	7,432

United Microelectronics Corp. ADR	74,292	524

Voltronic Power Technology Corp.	900	44

		11,629

Thailand – 2.8%

Bumrungrad Hospital PCL NVDR	134,900	990

Central Pattana PCL NVDR	165,900	288

CP ALL PCL (Registered)	532,600	885

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.2% (1) continued

Thailand – 2.8% continued

Kasikornbank PCL (Registered)	93,100	$323

PTT Exploration & Production PCL (Registered)	149,900	704

PTT Exploration & Production PCL NVDR	79,900	373

		3,563

United Arab Emirates – 3.5%

Aldar Properties PJSC	252,604	396

Americana Restaurants International PLC	121,570	136

Dubai Islamic Bank PJSC	214,081	341

Emaar Properties PJSC	1,521,527	3,331

Salik Co. PJSC	327,213	295

		4,499

United Kingdom – 0.3%

BAE Systems PLC	27,093	329

United States – 3.3%

Cadence Design Systems, Inc.*	610	143

Globant S.A.*	2,490	493

Linde PLC	1,030	383

Microsoft Corp.	1,445	456

NVIDIA Corp.	2,400	1,044

Samsonite International S.A.*	87,600	300

Tenaris S.A. ADR	45,087	1,425

		4,244

Zambia – 0.5%

First Quantum Minerals Ltd.	26,100	617

Total Common Stocks

(Cost $110,999)		121,658

PREFERRED STOCKS – 1.9% (1)

Brazil – 1.6%

Itau Unibanco Holding S.A. ADR*	378,184	2,031

South Korea – 0.3%

Samsung Electronics Co. Ltd., 2.65%(4)	9,779	395

Total Preferred Stocks

(Cost $1,962)		2,426

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car S.A.*	455	$1

Total Rights

(Cost $—)		1

INVESTMENT COMPANIES – 4.0%

iShares Core S&P 500 ETF	3,500	1,503

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	3,651,861	3,652

Total Investment Companies

(Cost $5,215)		5,155

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 5.26%, 10/26/23(7) (8)	$75	$75

Total Short-Term Investments

(Cost $75)		75

Total Investments – 100.2%

(Cost $118,251)		129,315

Liabilities less Other Assets – (0.2%)		(271)

Net Assets – 100.0%		$129,044

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Gazprom PJSC	11/29/21-12/21/21	$301

LUKOIL PJSC	4/26/21-1/18/22	785

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(6)	7-day current yield as of September 30, 2023 is disclosed.

(7)	Discount rate at the time of purchase.

(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depositary Receipt

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

MSCI Emerging Markets Index (United States Dollar)	37	$1,768	Long	12/23	$(61)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	22.5%

Indian Rupee	14.2

Korean Won	12.8

Hong Kong Dollar	10.3

Taiwan Dollar	8.7

All other currencies less than 5%	31.7

Total Investments	100.2

Liabilities less Other Assets	(0.2)

Net Assets	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$8,725	$—	$—	$8,725

China	5,546	15,525	—	21,071

India	2,674	18,352	—	21,026

Italy	264	—	—	264

Mexico	8,604	—	—	8,604

Panama	71	—	—	71

Peru	1,970	—	—	1,970

South Korea	126	16,179	—	16,305

Taiwan	524	11,105	—	11,629

United States	3,944	300	—	4,244

Zambia	617	—	—	617

All Other Countries(1)	—	27,132	—	27,132

Total Common Stocks	33,065	88,593	—	121,658

Preferred Stocks:

Brazil	2,031	—	—	2,031

South Korea	—	395	—	395

Total Preferred Stocks	2,031	395	—	2,426

Rights	1	—	—	1

Investment Companies	5,155	—	—	5,155

Short-Term Investments	—	75	—	75

Total Investments	$40,252	$89,063	$—	$129,315

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(61)	$—	$—	$(61)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1)

Australia – 1.0%

AGL Energy Ltd.	31,241	$215

Allkem Ltd.*	31,373	236

Beach Energy Ltd.	188,293	199

Charter Hall Group	25,574	156

CSR Ltd.	51,118	186

GrainCorp. Ltd., Class A	34,048	155

Iluka Resources Ltd.	35,672	174

JB Hi-Fi Ltd.	8,101	235

OceanaGold Corp.	147,675	289

Rio Tinto PLC	23,675	1,487

Seven Group Holdings Ltd.	16,875	339

Super Retail Group Ltd.	29,386	226

Technology One Ltd.	33,165	330

Ventia Services Group Pty. Ltd.	107,614	195

		4,422

Austria – 0.5%

ams-OSRAM A.G.*	51,088	239

Erste Group Bank A.G.	30,499	1,054

Mondi PLC	48,802	814

		2,107

Belgium – 0.6%

Ageas S.A./N.V.	20,354	840

Anheuser-Busch InBev S.A./N.V.	23,465	1,292

Proximus S.A.DP	59,678	485

		2,617

Brazil – 1.4%

Atacadao S.A.	233,032	412

Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	50,209	612

MercadoLibre, Inc.*	3,086	3,913

Telefonica Brasil S.A.	103,736	887

Ultrapar Participacoes S.A.	108,705	406

		6,230

Burkina Faso – 0.1%

Endeavour Mining PLC	29,702	582

Canada – 4.6%

Alamos Gold, Inc., Class A	32,135	363

Alimentation Couche-Tard, Inc.	22,397	1,138

ARC Resources Ltd.	32,103	512

ATS Corp.*	6,647	283

Barrick Gold Corp.	56,819	825

Boardwalk Real Estate Investment Trust	8,450	416

Bombardier, Inc., Class B*	5,244	183

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Canada – 4.6% continued

Canadian Pacific Kansas City Ltd.	93,666	$6,970

Canadian Pacific Kansas City Ltd. (Toronto Exchange)	12,551	933

Celestica, Inc.*	30,001	734

Dundee Precious Metals, Inc.	46,865	290

Element Fleet Management Corp.	23,660	340

EQB, Inc.	2,922	162

Finning International, Inc.	17,029	502

Headwater Exploration, Inc.	67,940	358

Kinaxis, Inc.*	1,677	189

NuVista Energy Ltd.*	31,327	300

Parex Resources, Inc.	16,539	310

Shopify, Inc., Class A*	24,041	1,312

Stella-Jones, Inc.	7,730	372

Superior Plus Corp.	24,720	187

Thomson Reuters Corp.	23,052	2,820

TransAlta Corp.	19,208	167

Tricon Residential, Inc.	24,257	179

Whitecap Resources, Inc.	42,526	359

		20,204

Chile – 0.0%

Lundin Mining Corp.	23,630	176

China – 0.4%

Alibaba Group Holding Ltd.*	49,357	535

Baidu, Inc., Class A*	8,011	135

Beijing Capital International Airport Co. Ltd., Class H*	512,000	238

Dongfeng Motor Group Co. Ltd., Class H	678,043	267

Tencent Holdings Ltd.	19,100	740

		1,915

Denmark – 2.8%

Bavarian Nordic A/S*	9,777	219

DSV A/S	17,848	3,327

ISS A/S	10,846	167

Jyske Bank A/S (Registered)*	4,908	359

Novo Nordisk A/S, Class B	86,300	7,850

Pandora A/S	2,855	294

ROCKWOOL A/S, Class B	744	180

		12,396

Finland – 0.4%

Konecranes OYJ	7,977	264

Nokia OYJ	213,842	804

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Finland – 0.4% continued

TietoEVRY OYJ	7,746	$174

Valmet OYJ	7,424	170

Wartsila OYJ Abp	24,379	276

		1,688

France – 8.1%

Accor S.A.	7,899	266

Air Liquide S.A.	5,785	975

Alstom S.A.	75,623	1,794

Arkema S.A.	3,701	365

AXA S.A.	115,543	3,422

BNP Paribas S.A.	31,740	2,021

Carrefour S.A.	107,751	1,853

Cie de Saint-Gobain S.A.	20,242	1,213

Criteo S.A. ADR*	7,398	216

Danone S.A.	42,028	2,316

Dassault Aviation S.A.	1,199	226

Dassault Systemes S.E.	9,389	349

Edenred S.E.	3,158	197

Eiffage S.A.	4,388	417

Elis S.A.	19,809	349

Engie S.A.	110,758	1,698

Ipsen S.A.	2,088	274

Kering S.A.	3,437	1,563

Klepierre S.A.	16,888	413

La Francaise des Jeux S.A.E.M.	5,304	172

LVMH Moet Hennessy Louis Vuitton S.E.	5,364	4,047

Orange S.A.	97,203	1,115

Renault S.A.	24,414	1,000

Rexel S.A.	17,660	395

Societe Generale S.A.	47,386	1,146

Sopra Steria Group S.A.CA	2,306	476

SPIE S.A.	12,939	376

Technip Energies N.V.	13,259	329

Teleperformance S.E.	7,153	894

TotalEnergies S.E.	39,060	2,570

Valeo S.E.	73,525	1,260

Vallourec S.A.C.A.*	22,495	273

Verallia S.A.	5,492	216

Vinci S.A.	8,663	959

		35,155

Germany – 6.0%

adidas A.G.	7,818	1,376

AIXTRON S.E.	13,174	485

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Germany – 6.0% continued

Allianz S.E. (Registered)	6,278	$1,497

Aurubis A.G.	3,217	238

BASF S.E.	21,755	988

Bayer A.G. (Registered)	17,666	848

Bechtle A.G.	7,384	346

CECONOMY A.G.*	53,474	113

Continental A.G.	8,789	621

CTS Eventim A.G. & Co. KGaA	4,093	233

Daimler Truck Holding A.G.	35,263	1,223

Deutsche Pfandbriefbank A.G.	22,173	158

Deutsche Telekom A.G. (Registered)	103,909	2,182

Encavis A.G.*	13,504	190

Evonik Industries A.G.	44,953	823

Freenet A.G.	12,390	291

Fresenius S.E. & Co. KGaA	36,883	1,150

GEA Group A.G.	8,275	306

Gerresheimer A.G.	4,850	510

Heidelberg Materials A.G.	18,888	1,467

HUGO BOSS A.G.	5,067	321

Mercedes-Benz Group A.G.	8,968	625

Rheinmetall A.G.	691	178

RTL Group S.A.	10,290	353

RWE A.G.	31,220	1,160

SAP S.E.	39,675	5,150

Siemens Healthineers A.G.(2)	47,841	2,430

SMA Solar Technology A.G.*	2,475	161

TAG Immobilien A.G.*	32,719	343

TeamViewer S.E.*	12,217	206

Vitesco Technologies Group A.G.*	4,053	329

		26,301

Hong Kong – 0.9%

CK Asset Holdings Ltd.	143,767	756

Kerry Properties Ltd.	83,500	142

Melco Resorts & Entertainment Ltd. ADR*	18,021	178

Prudential PLC	208,976	2,250

United Laboratories International Holdings (The) Ltd.	236,000	239

WH Group Ltd.(2)	1,053,221	550

		4,115

India – 1.1%

HDFC Bank Ltd.	64,101	1,174

ICICI Bank Ltd. ADR	154,107	3,563

		4,737

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Ireland – 0.9%

AIB Group PLC	163,778	$740

Bank of Ireland Group PLC	61,265	602

Bank of Ireland Group PLC	80,492	784

Dalata Hotel Group PLC	55,531	236

Glanbia PLC	23,067	380

Ryanair Holdings PLC ADR*	11,930	1,160

		3,902

Israel – 0.1%

Perion Network Ltd.*	15,508	475

Italy – 4.0%

Banco BPM S.p.A.	82,232	392

BPER Banca	239,379	730

Buzzi S.p.A.	13,137	360

Coca-Cola HBC A.G. - CDI*	14,307	392

Enel S.p.A.	390,843	2,398

Eni S.p.A.	124,162	1,994

ERG S.p.A.	6,094	147

Ferrari N.V.	18,197	5,363

Iren S.p.A.	106,225	205

Leonardo S.p.A.	17,580	254

Saras S.p.A.	137,746	197

UniCredit S.p.A.	212,054	5,074

		17,506

Japan – 11.6%

Adastria Co. Ltd.	10,000	193

Advantest Corp.	86,800	2,413

Alfresa Holdings Corp.	27,843	457

Alps Alpine Co. Ltd.	58,369	506

Amada Co. Ltd.	61,130	615

Asics Corp.	7,500	262

BayCurrent Consulting, Inc.	6,600	221

BIPROGY, Inc.	7,300	182

Citizen Watch Co. Ltd.	32,100	197

Credit Saison Co. Ltd.	15,200	241

Daicel Corp.	30,500	255

Daido Steel Co. Ltd.	9,700	394

Daihen Corp.	7,000	237

Dai-ichi Life Holdings, Inc.	52,429	1,091

DeNA Co. Ltd.	26,450	266

DMG Mori Co. Ltd.	10,500	178

Ebara Corp.	5,800	272

Eisai Co. Ltd.	5,456	303

FANUC Corp.	68,300	1,783

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Japan – 11.6% continued

Fuji Soft, Inc.	8,600	$278

Fujikura Ltd.	38,300	308

FULLCAST Holdings Co. Ltd.	9,700	122

Fuyo General Lease Co. Ltd.	2,900	234

Goldwin, Inc.	2,400	163

Hakuhodo DY Holdings, Inc.	41,480	341

Hino Motors Ltd.*	70,694	270

Honda Motor Co. Ltd.	52,463	590

Horiba Ltd.	3,500	189

INFRONEER Holdings, Inc.	32,000	330

Internet Initiative Japan, Inc.	26,900	435

Invincible Investment Corp.	558	231

Isuzu Motors Ltd.	68,854	865

J Front Retailing Co. Ltd.	27,800	284

Japan Airlines Co. Ltd.	28,923	563

Jeol Ltd.	7,800	232

JGC Holdings Corp.	52,380	728

Kaneka Corp.	7,200	187

Kenedix Office Investment Corp.	80	185

Keyence Corp.	8,020	2,981

Kirin Holdings Co. Ltd.	62,033	870

Komeri Co. Ltd.	8,700	183

Kubota Corp.	50,130	742

Lasertec Corp.	4,015	623

Makita Corp.	28,607	709

Mebuki Financial Group, Inc.	92,400	255

Mitsubishi Estate Co. Ltd.	64,240	840

Mitsubishi Gas Chemical Co., Inc.	38,140	513

Mitsubishi UFJ Financial Group, Inc.	129,764	1,101

Morinaga Milk Industry Co. Ltd.	5,400	204

MS&AD Insurance Group Holdings, Inc.	33,105	1,211

Murata Manufacturing Co. Ltd.	109,500	2,001

Nakanishi, Inc.	14,400	336

Nichicon Corp.	22,700	214

Nikon Corp.	35,726	376

Nippon Accommodations Fund, Inc.	43	182

Nippon Television Holdings, Inc.	32,852	332

Nissan Motor Co. Ltd.	244,758	1,080

Nissui Corp.	59,900	293

Nomura Holdings, Inc.	72,713	292

OKUMA Corp.	4,200	185

Ono Pharmaceutical Co. Ltd.	37,528	720

Park24 Co. Ltd.*	13,700	173

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Japan – 11.6% continued

Rengo Co. Ltd.	49,900	$343

Resona Holdings, Inc.	153,517	848

Round One Corp.	58,100	218

Sankyo Co. Ltd.	7,000	320

Sankyu, Inc.	6,300	218

Santen Pharmaceutical Co. Ltd.	35,000	321

Sanwa Holdings Corp.	24,400	324

Shimamura Co. Ltd.	2,900	287

Shinko Electric Industries Co. Ltd.	7,500	291

Socionext, Inc.	1,800	177

Stanley Electric Co. Ltd.	29,469	465

Subaru Corp.	38,462	747

Sumitomo Bakelite Co. Ltd.	4,800	209

Sumitomo Electric Industries Ltd.	73,513	885

Sumitomo Forestry Co. Ltd.	9,700	247

Sumitomo Heavy Industries Ltd.	17,943	455

Sumitomo Mitsui Financial Group, Inc.	14,000	686

Sumitomo Mitsui Trust Holdings, Inc.	32,997	1,239

Sumitomo Rubber Industries Ltd.	41,571	459

T&D Holdings, Inc.	96,611	1,586

Taiheiyo Cement Corp.	17,011	301

Takeda Pharmaceutical Co. Ltd.	78,892	2,450

Takeuchi Manufacturing Co. Ltd.	10,400	341

THK Co. Ltd.	30,476	557

Tokai Carbon Co. Ltd.	26,000	204

Tokyo Seimitsu Co. Ltd.	5,800	290

Tokyo Tatemono Co. Ltd.	18,900	261

Tokyu Fudosan Holdings Corp.	30,800	189

Toyo Suisan Kaisha Ltd.	6,700	263

Toyo Tire Corp.	19,200	295

Toyoda Gosei Co. Ltd.	10,300	221

Tsuruha Holdings, Inc.	7,767	522

Yamaguchi Financial Group, Inc.	20,600	180

Yamato Holdings Co. Ltd.	56,950	927

Zeon Corp.	18,500	193

		50,536

Jordan – 0.1%

Hikma Pharmaceuticals PLC	12,960	330

Malaysia – 0.1%

CIMB Group Holdings Bhd.	415,338	480

Mexico – 0.1%

Fresnillo PLC	45,039	302

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Netherlands – 6.4%

Aalberts N.V.	4,268	$156

ABN AMRO Bank N.V. - C.V.A.	78,617	1,113

Adyen N.V.*	3,884	2,879

Akzo Nobel N.V.	25,407	1,833

ASM International N.V.	8,619	3,599

ASML Holding N.V.	2,570	1,509

ASML Holding N.V. (Registered)	5,531	3,256

ASR Nederland N.V.	9,692	364

BE Semiconductor Industries N.V.	3,385	331

Fugro N.V.*	21,151	325

ING Groep N.V.	187,342	2,475

Koninklijke Philips N.V.*	140,552	2,801

NN Group N.V.	27,814	891

OCI N.V.*	8,230	229

Pharming Group N.V.*	171,605	220

Shell PLC	115,302	3,661

Shell PLC	65,131	2,099

VEON Ltd. ADR*	6,908	135

		27,876

Norway – 0.1%

Norsk Hydro ASA	20,432	128

Seadrill Ltd.*	5,242	237

		365

Russia – 0.0%

Gazprom PJSC ADR(3) *	54,380	—

LUKOIL PJSC ADR(3) *	4,766	—

Mobile TeleSystems PJSC ADR(3) (4) *	64,508	—

Sberbank of Russia PJSC(3) (4)	186,456	—

		—

Singapore – 0.3%

Frasers Logistics & Commercial Trust	211,100	165

Sembcorp Industries Ltd.	102,300	380

United Overseas Bank Ltd.	38,600	804

		1,349

South Africa – 0.4%

Anglo American PLC	25,183	697

MTN Group Ltd.	60,482	360

Old Mutual Ltd.	756,014	482

		1,539

South Korea – 3.0%

Classys, Inc.	8,606	240

Coway Co. Ltd.	11,384	348

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

South Korea – 3.0% continued

Dentium Co. Ltd.	3,567	$282

Hankook Tire & Technology Co. Ltd.	15,837	464

Hanmi Pharm Co. Ltd.	772	170

Hyundai Mobis Co. Ltd.	5,859	1,044

JYP Entertainment Corp.	4,521	376

KB Financial Group, Inc.	31,970	1,315

KT Corp. ADR	73,763	946

LOTTE Fine Chemical Co. Ltd.	4,817	208

LS Electric Co. Ltd.	2,532	175

LX Semicon Co. Ltd.	2,241	138

NongShim Co. Ltd.	527	185

Samsung Electronics Co. Ltd.	72,612	3,679

Samsung Engineering Co. Ltd.*	17,313	388

Shinhan Financial Group Co. Ltd.	46,377	1,225

SK Hynix, Inc.	16,496	1,401

SOLUM Co. Ltd.*	11,819	270

Youngone Corp.	5,576	199

		13,053

Spain – 1.5%

Acerinox S.A.	27,337	265

Aena S.M.E. S.A.	9,376	1,410

Amadeus IT Group S.A.	34,786	2,096

Applus Services S.A.	23,750	249

Bankinter S.A.	66,194	422

CaixaBank S.A.	68,002	272

Cia de Distribucion Integral Logista Holdings S.A.	10,001	255

Iberdrola S.A.	80,997	904

Indra Sistemas S.A.	13,113	190

Laboratorios Farmaceuticos Rovi S.A.	4,783	259

Merlin Properties Socimi S.A.	36,005	302

		6,624

Sweden – 2.5%

Atlas Copco AB, Class A	157,510	2,110

Avanza Bank Holding AB	10,567	182

Evolution AB	55,014	5,544

Loomis AB	6,789	182

SKF AB, Class B	74,684	1,238

Storskogen Group AB, Class B	196,990	142

Telefonaktiebolaget LM Ericsson, Class B	168,900	821

Trelleborg AB, Class B	11,086	275

Wihlborgs Fastigheter AB	29,530	206

		10,700

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

Switzerland – 4.3%

Accelleron Industries A.G.	7,385	$192

Adecco Group A.G. (Registered)	29,272	1,201

Baloise Holding A.G. (Registered)	1,572	228

Bucher Industries A.G. (Registered)	871	333

Flughafen Zurich A.G. (Registered)	1,301	248

Galenica A.G.	4,791	354

Julius Baer Group Ltd.	6,244	400

Lonza Group A.G. (Registered)	3,516	1,627

Novartis A.G. (Registered)	39,793	4,061

PSP Swiss Property A.G. (Registered)	3,800	448

Siegfried Holding A.G. (Registered)*	365	312

Sika A.G. (Registered)	14,357	3,639

Sulzer A.G. (Registered)	3,453	330

Swatch Group (The) A.G. (Bearer)	3,688	945

Swissquote Group Holding S.A. (Registered)	1,795	328

Temenos A.G. (Registered)	15,683	1,100

UBS Group A.G. (Registered)	90,194	2,229

Zurich Insurance Group A.G.	2,114	969

		18,944

Taiwan – 0.3%

Catcher Technology Co. Ltd.	91,491	519

Hon Hai Precision Industry Co. Ltd.	177,815	573

		1,092

Thailand – 0.2%

Kasikornbank PCL (Registered)	128,985	447

Kasikornbank PCL NVDR	174,080	602

		1,049

United Kingdom – 13.5%

4imprint Group PLC	5,133	326

Abcam PLC ADR*	12,705	287

AstraZeneca PLC	42,350	5,699

Babcock International Group PLC*	79,738	400

BAE Systems PLC	283,312	3,439

Balfour Beatty PLC	65,642	256

Barclays PLC	1,196,382	2,317

Beazley PLC	39,224	264

Berkeley Group Holdings PLC	13,963	696

BP PLC	794,783	5,132

British American Tobacco PLC	107,942	3,388

British Land (The) Co. PLC	84,233	324

BT Group PLC	518,309	736

Bunzl PLC	44,166	1,568

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

United Kingdom – 13.5% continued

CK Hutchison Holdings Ltd.	152,984	$815

Compass Group PLC	144,588	3,522

Computacenter PLC	13,117	404

CVS Group PLC	11,708	233

Diageo PLC	46,428	1,712

Drax Group PLC	27,481	147

Dunelm Group PLC	12,502	160

easyJet PLC*	177,319	921

Harbour Energy PLC	51,246	160

IG Group Holdings PLC	34,078	266

IMI PLC	11,559	220

Inchcape PLC	33,780	311

J Sainsbury PLC	131,523	405

Kingfisher PLC	240,322	651

Land Securities Group PLC	57,859	414

Legal & General Group PLC	258,303	698

LondonMetric Property PLC	95,624	200

Man Group PLC/Jersey	107,674	293

Marks & Spencer Group PLC*	129,134	372

Moneysupermarket.com Group PLC	82,273	243

NatWest Group PLC	172,747	494

OSB Group PLC	47,013	188

Playtech PLC*	32,233	180

QinetiQ Group PLC	51,234	199

Reckitt Benckiser Group PLC	36,430	2,575

RELX PLC	14,954	504

RELX PLC (London Stock Exchange)	30,856	1,041

Rolls-Royce Holdings PLC*	1,842,132	4,938

Safestore Holdings PLC	29,379	264

Sage Group (The) PLC	302,250	3,638

Savills PLC	20,721	218

Segro PLC	28,321	247

Serco Group PLC	164,164	298

Spectris PLC	5,238	216

Standard Chartered PLC	193,629	1,789

Tate & Lyle PLC	22,719	190

Taylor Wimpey PLC	127,272	181

Tritax Big Box REIT PLC	110,089	188

Unilever PLC	56,245	2,776

Virgin Money UK PLC	101,373	208

Weir Group (The) PLC	8,241	190

WPP PLC	132,230	1,178

		58,679

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.0% (1) continued

United States – 16.7%

Accenture PLC, Class A	12,856	$3,948

Aon PLC, Class A	24,693	8,006

Arch Capital Group Ltd.*	48,318	3,851

Atlassian Corp., Class A*	22,693	4,573

BRP, Inc.	6,002	454

CSL Ltd.	3,749	604

EPAM Systems, Inc.*	7,939	2,030

Experian PLC	117,261	3,831

Ferguson PLC	23,082	3,795

Globant S.A.*	4,140	819

GSK PLC	211,650	3,826

Holcim A.G.*	11,289	723

ICON PLC*	40,603	9,998

IMAX Corp.*	10,295	199

Inmode Ltd.*	8,279	252

International Game Technology PLC	10,180	309

Linde PLC	7,395	2,754

Medtronic PLC	22,584	1,770

Mettler-Toledo International, Inc.*	1,920	2,127

Nestle S.A. (Registered)	30,815	3,480

Roche Holding A.G. (Genusschein)	9,184	2,505

Sanofi	18,682	2,005

Schneider Electric S.E.	26,360	4,346

STERIS PLC	16,165	3,547

Waste Connections, Inc.	21,795	2,927

		72,679

Total Common Stocks

(Cost $345,318)		410,125

PREFERRED STOCKS – 1. 0% (1)

Brazil – 0.5%

Banco Bradesco S.A. ADR*	566,544	1,614

Raizen S.A., 0.68%(5)	743,700	530

		2,144

Germany – 0.5%

Henkel A.G. & Co. KGaA, 2.75%(5)	10,920	779

Volkswagen A.G., 8.05%(5)	10,652	1,227

		2,006

Total Preferred Stocks

(Cost $4,162)		4,150

INVESTMENT COMPANIES – 4.3%

iShares Core MSCI EAFE ETF	8,546	550

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.3% continued

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(6) (7)	17,848,135	$17,848

Vanguard FTSE Developed Markets ETF	12,932	566

Total Investment Companies

(Cost $18,935)		18,964

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 4.95%, 10/26/23(8) (9)	$220	$219

Total Short-Term Investments

(Cost $219)		219

Total Investments – 99.4%

(Cost $368,634)		433,458

Other Assets less Liabilities – 0.6%		2,729

Net Assets – 100.0%		$436,187

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(4)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to approximately $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	$498

Sberbank of Russia PJSC	1/3/19-11/25/20	625

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(7)	7-day current yield as of September 30, 2023 is disclosed.

(8)	Discount rate at the time of purchase.

(9)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

EAFE - Europe, Australasia and the Far East

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
MSCI EAFE Index (United States Dollar)	60	$6,125	Long	12/23	$(190)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	28.1%

United States Dollar	20.7

British Pound	18.0

Japanese Yen	11.6

Swiss Franc	5.9

All other currencies less than 5%	15.1

Total Investments	99.4

Other Assets less Liabilities	0.6

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Australia	$289	$4,133	$—	$4,422

Brazil	6,230	—	—	6,230

Burkina Faso	582	—	—	582

Canada	20,204	—	—	20,204

Chile	176	—	—	176

France	216	34,939	—	35,155

Hong Kong	178	3,937	—	4,115

India	3,563	1,174	—	4,737

Ireland	1,160	2,742	—	3,902

Israel	475	—	—	475

Japan	2,450	48,086	—	50,536

Netherlands	3,391	24,485	—	27,876

South Korea	946	12,107	—	13,053

United Kingdom	287	58,392	—	58,679

United States	47,564	25,115	—	72,679

All Other Countries(1)	—	107,304	—	107,304

Total Common Stocks	87,711	322,414	—	410,125

Preferred Stocks:

Brazil	2,144	—	—	2,144

Germany	—	2,006	—	2,006

Total Preferred Stocks	2,144	2,006	—	4,150

Investment Companies	18,964	—	—	18,964

Short-Term Investments	—	219	—	219

Total Investments	$108,819	$324,639	$—	$433,458

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$(190)	$—	$—	$(190)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1)

Brazil – 3.8%

Ambev S.A.*	897,460	$2,342

Atacadao S.A.	107,600	190

B3 S.A. - Brasil Bolsa Balcao	1,112,495	2,716

Banco Bradesco S.A.*	293,977	739

Banco BTG Pactual S.A.*	226,700	1,399

Banco do Brasil S.A.	167,244	1,572

Banco Santander Brasil S.A.	70,236	364

BB Seguridade Participacoes S.A.	133,201	829

CCR S.A.	200,200	516

Centrais Eletricas Brasileiras S.A.	228,600	1,673

Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	63,771	778

Cia Siderurgica Nacional S.A.	116,090	281

Cosan S.A.	226,788	770

CPFL Energia S.A.	39,800	268

Energisa S/A	42,000	391

Eneva S.A.*	163,900	394

Engie Brasil Energia S.A.	40,147	331

Equatorial Energia S.A.(A Bolsa do Brasil Exchange)	199,307	1,274

Hapvida Participacoes e Investimentos S.A.*	1,024,784	962

Hypera S.A.*	65,558	486

Klabin S.A.	140,441	669

Localiza Rent a Car S.A.*	171,494	2,003

Lojas Renner S.A.*	177,746	474

Magazine Luiza S.A.*	581,800	249

Natura & Co. Holding S.A.	163,601	475

Petroleo Brasileiro S.A.	719,234	5,399

PRIO S.A.*	148,200	1,386

Raia Drogasil S.A.	248,427	1,365

Rede D’Or Sao Luiz S.A.*	106,000	536

Rumo S.A.	248,994	1,134

Sendas Distribuidora S/A	252,454	612

Suzano S.A.	150,685	1,621

Telefonica Brasil S.A.	76,073	650

TIM S.A.	170,695	508

TOTVS S.A.*	96,955	519

Ultrapar Participacoes S.A.	130,648	488

Vale S.A.	648,913	8,713

Vibra Energia S.A.*	221,400	832

WEG S.A.	319,448	2,309

		48,217

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Cayman Islands – 0.0%

China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	$—

Chile – 0.4%

Banco de Chile	8,915,282	908

Banco de Credito e Inversiones S.A.	12,427	318

Banco Santander Chile	12,865,061	596

Cencosud S.A.	235,005	446

Cia Cervecerias Unidas S.A.	28,500	181

Cia Sud Americana de Vapores S.A.	3,271,831	196

Empresas CMPC S.A.	212,116	390

Empresas Copec S.A.	73,487	521

Enel Americas S.A.	4,152,707	477

Enel Chile S.A.	5,153,529	313

Falabella S.A.	158,562	354

		4,700

China – 28.9%

360 Security Technology, Inc., Class A*	89,800	121

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	72

3peak, Inc., Class A	1,475	37

3SBio, Inc.*	326,500	272

AAC Technologies Holdings, Inc.	152,500	259

Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	153

AECC Aero-Engine Control Co. Ltd., Class A	19,700	58

AECC Aviation Power Co. Ltd., Class A	34,100	174

Agricultural Bank of China Ltd., Class A	1,012,900	499

Agricultural Bank of China Ltd., Class H	5,654,367	2,112

Aier Eye Hospital Group Co. Ltd., Class A	119,176	296

Air China Ltd., Class A*	81,800	91

Air China Ltd., Class H*	406,705	274

Airtac International Group	25,765	782

Akeso, Inc.*	102,000	466

Alibaba Group Holding Ltd.*	3,130,280	33,937

Alibaba Health Information Technology Ltd.*	950,000	591

Aluminum Corp. of China Ltd., Class A	145,900	125

Aluminum Corp. of China Ltd., Class H	797,435	442

Amlogic Shanghai Co. Ltd., Class A*	6,175	53

Angel Yeast Co. Ltd., Class A	9,100	42

Anhui Conch Cement Co. Ltd., Class A	47,700	170

Anhui Conch Cement Co. Ltd., Class H	232,575	615

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Anhui Gujing Distillery Co. Ltd., Class A	5,300	$199

Anhui Gujing Distillery Co. Ltd., Class B	21,200	355

Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,280	40

Anhui Kouzi Distillery Co. Ltd., Class A	9,600	68

Anhui Yingjia Distillery Co. Ltd., Class A	9,500	96

Anjoy Foods Group Co. Ltd., Class A	4,100	70

ANTA Sports Products Ltd.	242,632	2,708

Apeloa Pharmaceutical Co. Ltd., Class A	9,400	23

Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	11,600	45

ASR Microelectronics Co. Ltd., Class A*	4,133	36

Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	90

Autobio Diagnostics Co. Ltd., Class A	8,000	50

Autohome, Inc. ADR	13,624	413

Avary Holding Shenzhen Co. Ltd., Class A	23,000	64

AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	62

AviChina Industry & Technology Co. Ltd., Class H	403,313	191

AVICOPTER PLC, Class A	9,300	48

Baidu, Inc., Class A*	430,182	7,251

Bank of Beijing Co. Ltd., Class A	267,900	170

Bank of Changsha Co. Ltd., Class A	50,200	56

Bank of Chengdu Co. Ltd., Class A	35,500	67

Bank of China Ltd., Class A	427,900	221

Bank of China Ltd., Class H	15,128,652	5,297

Bank of Communications Co. Ltd., Class A	407,400	321

Bank of Communications Co. Ltd., Class H	1,743,117	1,054

Bank of Hangzhou Co. Ltd., Class A	81,220	124

Bank of Jiangsu Co. Ltd., Class A	202,344	199

Bank of Nanjing Co. Ltd., Class A	129,396	142

Bank of Ningbo Co. Ltd., Class A	72,850	268

Bank of Shanghai Co. Ltd., Class A	168,471	142

Bank of Suzhou Co. Ltd., Class A	26,200	25

Baoshan Iron & Steel Co. Ltd., Class A	206,596	172

BeiGene Ltd.*	131,934	1,836

Beijing Capital International Airport Co. Ltd., Class H*	392,000	182

Beijing Dabeinong Technology Group Co. Ltd., Class A	40,700	38

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Beijing Easpring Material Technology Co. Ltd., Class A	6,500	$37

Beijing Enlight Media Co. Ltd., Class A	44,100	52

Beijing Enterprises Holdings Ltd.	88,271	304

Beijing Enterprises Water Group Ltd.	833,886	182

Beijing Kingsoft Office Software, Inc., Class A	5,789	296

Beijing New Building Materials PLC, Class A	20,100	83

Beijing Roborock Technology Co. Ltd., Class A	1,353	55

Beijing Shiji Information Technology Co. Ltd., Class A*	17,680	28

Beijing Tiantan Biological Products Corp. Ltd., Class A	13,200	46

Beijing Tongrentang Co. Ltd., Class A	17,800	134

Beijing United Information Technology Co. Ltd., Class A	8,199	37

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	74

Beijing Yanjing Brewery Co. Ltd., Class A	23,100	32

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	357,900	251

Bethel Automotive Safety Systems Co. Ltd., Class A	5,800	58

Betta Pharmaceuticals Co. Ltd., Class A	6,800	53

BGI Genomics Co. Ltd., Class A	7,400	53

Bilibili, Inc., Class Z*	37,571	519

Bloomage Biotechnology Corp. Ltd., Class A	4,950	59

BOC Aviation Ltd.	44,800	311

BOC International China Co. Ltd., Class A	28,600	44

BOE Technology Group Co. Ltd., Class A	372,400	197

Bosideng International Holdings Ltd.	698,000	298

BTG Hotels Group Co. Ltd., Class A*	18,600	44

BYD Co. Ltd., Class A	21,500	698

BYD Co. Ltd., Class H	197,199	6,070

BYD Electronic International Co. Ltd.	150,500	685

By-health Co. Ltd., Class A	24,200	63

C&D International Investment Group Ltd.	138,327	336

Caitong Securities Co. Ltd., Class A	10,010	11

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Cambricon Technologies Corp. Ltd., Class A*	4,731	$81

Canmax Technologies Co. Ltd., Class A	11,440	40

CECEP Solar Energy Co. Ltd., Class A	45,600	36

CECEP Wind-Power Corp., Class A	100,620	45

CETC Cyberspace Security Technology Co. Ltd., Class A	12,900	42

CGN Power Co. Ltd., Class H	2,056,000	534

Changchun High & New Technology Industry Group, Inc., Class A	5,100	97

Changjiang Securities Co. Ltd., Class A	97,000	78

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,200	87

Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	116

Chengxin Lithium Group Co. Ltd., Class A	8,300	25

China Baoan Group Co. Ltd., Class A	38,400	55

China Cinda Asset Management Co. Ltd., Class H	1,881,000	189

China CITIC Bank Corp. Ltd., Class H	1,788,286	830

China Coal Energy Co. Ltd., Class H	367,000	287

China Communications Services Corp. Ltd., Class H	523,035	219

China Conch Venture Holdings Ltd.	284,500	242

China Construction Bank Corp., Class A	102,900	89

China Construction Bank Corp., Class H	18,314,693	10,320

China CSSC Holdings Ltd., Class A	57,000	218

China Eastern Airlines Corp. Ltd., Class A*	145,900	88

China Energy Engineering Corp. Ltd., Class A	430,300	133

China Everbright Bank Co. Ltd., Class A	562,500	236

China Everbright Bank Co. Ltd., Class H	715,000	214

China Everbright Environment Group Ltd.	588,629	202

China Feihe Ltd.	641,000	378

China Galaxy Securities Co. Ltd., Class A	66,700	102

China Galaxy Securities Co. Ltd., Class H	626,500	322

China Gas Holdings Ltd.	539,095	507

China Great Wall Securities Co. Ltd., Class A	36,100	41

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

China Greatwall Technology Group Co. Ltd., Class A	30,000	$43

China Hongqiao Group Ltd.	430,500	419

China International Capital Corp. Ltd., Class A	15,200	78

China International Capital Corp. Ltd., Class H	294,800	538

China Jinmao Holdings Group Ltd.	1,199,791	153

China Jushi Co. Ltd., Class A	51,222	95

China Life Insurance Co. Ltd., Class A	35,600	178

China Life Insurance Co. Ltd., Class H	1,434,544	2,234

China Literature Ltd.*	74,800	273

China Longyuan Power Group Corp. Ltd., Class H	602,473	527

China Medical System Holdings Ltd.	224,000	338

China Meheco Co. Ltd., Class A	22,960	39

China Meidong Auto Holdings Ltd.	150,000	83

China Mengniu Dairy Co. Ltd.*	602,870	2,014

China Merchants Bank Co. Ltd., Class A	230,779	1,039

China Merchants Bank Co. Ltd., Class H	749,433	3,109

China Merchants Energy Shipping Co. Ltd., Class A	111,600	98

China Merchants Port Holdings Co. Ltd.	246,067	305

China Merchants Securities Co. Ltd., Class A	67,310	130

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,300	160

China Minsheng Banking Corp. Ltd., Class A	349,440	184

China Minsheng Banking Corp. Ltd., Class H	1,226,154	419

China National Building Material Co. Ltd., Class H	800,000	416

China National Chemical Engineering Co. Ltd., Class A	73,800	79

China National Nuclear Power Co. Ltd., Class A	233,298	233

China National Software & Service Co. Ltd., Class A	10,400	54

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	140

China Oilfield Services Ltd., Class H	354,757	424

China Overseas Land & Investment Ltd.	734,695	1,510

China Overseas Property Holdings Ltd.	235,000	263

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

China Pacific Insurance Group Co. Ltd., Class A	83,500	$330

China Pacific Insurance Group Co. Ltd., Class H	497,537	1,236

China Petroleum & Chemical Corp., Class A	389,100	323

China Petroleum & Chemical Corp., Class H	4,686,628	2,551

China Power International Development Ltd.	883,000	321

China Railway Group Ltd., Class A	257,500	241

China Railway Group Ltd., Class H	732,827	377

China Railway Signal & Communication Corp. Ltd., Class A	110,341	80

China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	56

China Resources Beer Holdings Co. Ltd.	310,948	1,700

China Resources Cement Holdings Ltd.	518,000	132

China Resources Gas Group Ltd.	188,058	547

China Resources Land Ltd.	617,432	2,433

China Resources Microelectronics Ltd., Class A	12,584	93

China Resources Mixc Lifestyle Services Ltd.	135,400	542

China Resources Pharmaceutical Group Ltd.	318,000	211

China Resources Power Holdings Co. Ltd.	357,735	683

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,100	49

China Ruyi Holdings Ltd.*	976,000	252

China Shenhua Energy Co. Ltd., Class A	76,000	326

China Shenhua Energy Co. Ltd., Class H	652,136	2,115

China Southern Airlines Co. Ltd., Class A*	149,900	126

China Southern Airlines Co. Ltd., Class H*	390,530	189

China State Construction Engineering Corp. Ltd., Class A	487,180	369

China State Construction International Holdings Ltd.	415,600	437

China Taiping Insurance Holdings Co. Ltd.	305,304	302

China Three Gorges Renewables Group Co. Ltd., Class A	375,300	246

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

China Tourism Group Duty Free Corp. Ltd., Class A	21,900	$322

China Tourism Group Duty Free Corp. Ltd., Class H	14,900	196

China Tower Corp. Ltd., Class H	8,798,000	842

China Traditional Chinese Medicine Holdings Co. Ltd.	594,000	277

China United Network Communications Ltd., Class A	335,800	226

China Vanke Co. Ltd., Class A	108,300	194

China Vanke Co. Ltd., Class H	419,772	459

China Yangtze Power Co. Ltd., Class A	281,300	857

China Zhenhua Group Science & Technology Co. Ltd., Class A	5,900	66

China Zheshang Bank Co. Ltd., Class A	252,330	88

Chinasoft International Ltd.*	478,000	339

Chongqing Brewery Co. Ltd., Class A	5,300	62

Chongqing Changan Automobile Co. Ltd., Class A	108,268	199

Chongqing Fuling Zhacai Group Co. Ltd., Class A	9,750	21

Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	75

Chongqing Zhifei Biological Products Co. Ltd., Class A	28,950	193

Chow Tai Fook Jewellery Group Ltd.	381,800	574

CITIC Ltd.	1,083,803	988

CITIC Securities Co. Ltd., Class A	135,945	407

CITIC Securities Co. Ltd., Class H	365,400	738

CMOC Group Ltd., Class A	236,400	191

CMOC Group Ltd., Class H	720,000	462

CNGR Advanced Material Co. Ltd., Class A	7,502	52

CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	44,225	28

CNPC Capital Co. Ltd., Class A	68,400	62

Contemporary Amperex Technology Co. Ltd., Class A	50,440	1,414

COSCO SHIPPING Development Co. Ltd., Class A	118,200	39

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	35,700	66

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	266,000	289

COSCO SHIPPING Holdings Co. Ltd., Class A	135,580	182

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

COSCO SHIPPING Holdings Co. Ltd., Class H	555,150	$567

COSCO SHIPPING Ports Ltd.	299,886	195

Country Garden Holdings Co. Ltd.*	2,093,886	239

Country Garden Services Holdings Co. Ltd.	396,000	402

CRRC Corp. Ltd., Class A	287,200	230

CRRC Corp. Ltd., Class H	904,000	434

CSC Financial Co. Ltd., Class A	53,600	181

CSPC Pharmaceutical Group Ltd.	1,699,360	1,242

Dajin Heavy Industry Co. Ltd., Class A	10,500	37

Daqin Railway Co. Ltd., Class A	194,400	194

Daqo New Energy Corp. ADR*	10,877	329

DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,092	59

Datang International Power Generation Co. Ltd., Class A	57,100	21

DHC Software Co. Ltd., Class A	58,000	52

Do-Fluoride New Materials Co. Ltd., Class A	15,680	34

Dong-E-E-Jiao Co. Ltd., Class A	3,800	26

Dongfang Electric Corp. Ltd., Class A	31,200	67

Dongfeng Motor Group Co. Ltd., Class H	491,169	193

Dongxing Securities Co. Ltd., Class A	9,300	10

Dongyue Group Ltd.	318,000	239

East Buy Holding Ltd.*	75,500	354

East Money Information Co. Ltd., Class A	175,424	370

Eastroc Beverage Group Co. Ltd., Class A	2,600	65

Ecovacs Robotics Co. Ltd., Class A	8,100	54

ENN Energy Holdings Ltd.	152,079	1,257

ENN Natural Gas Co. Ltd., Class A	31,600	75

Eve Energy Co. Ltd., Class A	27,196	168

Everbright Securities Co. Ltd., Class A	44,198	100

Fangda Carbon New Material Co. Ltd., Class A*	55,582	44

Far East Horizon Ltd.	252,000	181

FAW Jiefang Group Co. Ltd., Class A*	48,500	58

First Capital Securities Co. Ltd., Class A	72,300	59

Flat Glass Group Co. Ltd., Class A	23,600	92

Flat Glass Group Co. Ltd., Class H	67,000	150

Focus Media Information Technology Co. Ltd., Class A	172,400	170

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Foshan Haitian Flavouring & Food Co. Ltd., Class A	48,458	$254

Fosun International Ltd.	428,865	271

Founder Securities Co. Ltd., Class A	53,200	54

Foxconn Industrial Internet Co. Ltd., Class A	107,600	290

Fujian Sunner Development Co. Ltd., Class A	20,900	55

Fuyao Glass Industry Group Co. Ltd., Class A	24,792	125

Fuyao Glass Industry Group Co. Ltd., Class H	121,600	557

Ganfeng Lithium Group Co. Ltd., Class A	17,240	105

Ganfeng Lithium Group Co. Ltd., Class H	78,720	322

G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	65

GCL Technology Holdings Ltd.	3,785,000	699

GD Power Development Co. Ltd., Class A	242,200	122

GDS Holdings Ltd., Class A*	186,380	255

Geely Automobile Holdings Ltd.	1,156,641	1,361

GEM Co. Ltd., Class A	14,400	12

Gemdale Corp., Class A	56,900	53

Genscript Biotech Corp.*	212,000	556

GF Securities Co. Ltd., Class A	77,893	156

GF Securities Co. Ltd., Class H	162,200	217

Giant Network Group Co. Ltd., Class A	20,700	37

GigaDevice Semiconductor, Inc., Class A	8,880	120

Ginlong Technologies Co. Ltd., Class A	4,450	48

GoerTek, Inc., Class A	41,300	89

Goldwind Science & Technology Co. Ltd., Class A	42,100	53

Gongniu Group Co. Ltd., Class A	4,500	64

GoodWe Technologies Co. Ltd., Class A	1,993	36

Gotion High-tech Co. Ltd., Class A*	24,200	77

Great Wall Motor Co. Ltd., Class A	34,400	121

Great Wall Motor Co. Ltd., Class H	410,796	486

Gree Electric Appliances, Inc. of Zhuhai, Class A	26,600	132

Greenland Holdings Corp. Ltd., Class A*	107,900	40

Greentown China Holdings Ltd.	192,000	197

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

GRG Banking Equipment Co. Ltd., Class A	9,500	$16

Guangdong Haid Group Co. Ltd., Class A	22,400	139

Guangdong HEC Technology Holding Co. Ltd., Class A	48,500	44

Guangdong Investment Ltd.	568,514	434

Guanghui Energy Co. Ltd., Class A	80,900	85

Guangzhou Automobile Group Co. Ltd., Class A	68,100	93

Guangzhou Automobile Group Co. Ltd., Class H	545,664	268

Guangzhou Baiyun International Airport Co. Ltd., Class A*	21,600	33

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	10,300	44

Guangzhou Great Power Energy & Technology Co. Ltd., Class A*	6,300	28

Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	63

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	60

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	57

Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	82

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,347	35

Guolian Securities Co. Ltd., Class A*	44,000	64

Guosen Securities Co. Ltd., Class A	44,300	56

Guotai Junan Securities Co. Ltd., Class A	71,400	142

Guoyuan Securities Co. Ltd., Class A	39,160	36

H World Group Ltd. ADR*	39,270	1,548

Haidilao International Holding Ltd.	317,000	845

Haier Smart Home Co. Ltd., Class A	62,397	203

Haier Smart Home Co. Ltd., Class H	478,400	1,496

Hainan Airlines Holding Co. Ltd., Class A*	459,200	93

Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	66

Haitian International Holdings Ltd.	104,000	220

Haitong Securities Co. Ltd., Class A	73,900	100

Haitong Securities Co. Ltd., Class H	627,233	375

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	40,800	54

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,600	$39

Hangzhou First Applied Material Co. Ltd., Class A	24,757	97

Hangzhou Lion Electronics Co. Ltd., Class A	10,000	45

Hangzhou Oxygen Plant Group Co. Ltd., Class A	11,900	53

Hangzhou Robam Appliances Co. Ltd., Class A	7,600	28

Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	57

Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	59

Hansoh Pharmaceutical Group Co. Ltd.	252,000	341

Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	35

Heilongjiang Agriculture Co. Ltd., Class A	30,600	55

Henan Shenhuo Coal & Power Co. Ltd., Class A	34,200	80

Henan Shuanghui Investment & Development Co. Ltd., Class A	48,100	174

Hengan International Group Co. Ltd.	124,398	397

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,700	53

Hengli Petrochemical Co. Ltd., Class A*	71,260	141

Hengtong Optic-electric Co. Ltd., Class A	37,800	73

Hengyi Petrochemical Co. Ltd., Class A*	57,330	58

Hesteel Co. Ltd., Class A	142,400	44

Hithink RoyalFlush Information Network Co. Ltd., Class A	6,100	125

Hongfa Technology Co. Ltd., Class A	2,880	13

Hoshine Silicon Industry Co. Ltd., Class A	10,900	90

Hoyuan Green Energy Co. Ltd., Class A	6,735	39

Hua Hong Semiconductor Ltd.*	105,000	264

Huadian Power International Corp. Ltd., Class A	84,100	59

Huadong Medicine Co. Ltd., Class A	22,720	132

Huafon Chemical Co. Ltd., Class A	11,300	11

Huagong Tech Co. Ltd., Class A	10,600	49

Huaibei Mining Holdings Co. Ltd., Class A	38,100	73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Hualan Biological Engineering, Inc., Class A	26,070	$79

Huaneng Power International, Inc., Class A*	98,100	106

Huaneng Power International, Inc., Class H*	778,501	377

Huatai Securities Co. Ltd., Class A	76,100	166

Huatai Securities Co. Ltd., Class H	261,000	332

Huaxi Securities Co. Ltd., Class A	44,400	50

Huaxia Bank Co. Ltd., Class A	156,390	123

Huayu Automotive Systems Co. Ltd., Class A	42,200	109

Hubei Feilihua Quartz Glass Co. Ltd., Class A	8,400	52

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	52

Hubei Xingfa Chemicals Group Co. Ltd., Class A	10,600	29

Huizhou Desay Sv Automotive Co. Ltd., Class A	5,200	102

Humanwell Healthcare Group Co. Ltd., Class A	22,400	74

Hunan Changyuan Lico Co. Ltd., Class A	27,015	32

Hunan Valin Steel Co. Ltd., Class A	105,500	86

Hundsun Technologies, Inc., Class A	23,645	105

Hygeia Healthcare Holdings Co. Ltd.	62,200	346

IEIT Systems Co. Ltd., Class A	17,856	92

Iflytek Co. Ltd., Class A	24,300	169

Imeik Technology Development Co. Ltd., Class A	2,900	156

Industrial & Commercial Bank of China Ltd., Class A	783,700	502

Industrial & Commercial Bank of China Ltd., Class H	12,396,023	5,972

Industrial Bank Co. Ltd., Class A	245,600	548

Industrial Securities Co. Ltd., Class A	126,400	111

Ingenic Semiconductor Co. Ltd., Class A	4,200	43

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	137

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	55

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	29,500	17

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	61,300	223

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Inner Mongolia Yitai Coal Co. Ltd., Class B*	228,400	$320

Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	52

Innovent Biologics, Inc.*	213,500	1,037

iQIYI, Inc. ADR*	84,407	400

iRay Technology Co. Ltd., Class A	1,359	46

JA Solar Technology Co. Ltd., Class A	41,916	148

Jason Furniture Hangzhou Co. Ltd., Class A	8,450	47

JCET Group Co. Ltd., Class A	25,900	109

JD Health International, Inc.*	214,250	1,099

JD Logistics, Inc.*	389,700	490

JD.com, Inc., Class A	447,466	6,504

Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	87

Jiangsu Expressway Co. Ltd., Class H	260,000	234

Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	144

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	74,385	459

Jiangsu King’s Luck Brewery JSC Ltd., Class A	17,800	143

Jiangsu Pacific Quartz Co. Ltd., Class A	4,900	72

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	15,700	281

Jiangsu Yangnong Chemical Co. Ltd., Class A	6,110	58

Jiangsu Yoke Technology Co. Ltd., Class A	7,700	68

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	39

Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	82

Jiangxi Copper Co. Ltd., Class A	33,099	87

Jiangxi Copper Co. Ltd., Class H	186,000	290

Jiangxi Special Electric Motor Co. Ltd., Class A*	26,300	32

Jinduicheng Molybdenum Co. Ltd., Class A	33,100	50

Jinko Solar Co. Ltd., Class A	74,327	103

JiuGui Liquor Co. Ltd., Class A	3,200	39

Jiumaojiu International Holdings Ltd.	187,000	254

Jizhong Energy Resources Co. Ltd., Class A	54,400	50

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	$59

Jointown Pharmaceutical Group Co. Ltd., Class A	34,717	51

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	8,400	40

JOYY, Inc. ADR	7,933	302

Juewei Food Co. Ltd., Class A	6,300	32

Juneyao Airlines Co. Ltd., Class A*	25,900	51

Kangmei Pharmaceutical Co. Ltd.(2) *	5,336	—

Kanzhun Ltd. ADR*	40,900	620

KE Holdings, Inc. ADR	124,551	1,933

Keda Industrial Group Co. Ltd., Class A	29,800	47

Kingboard Holdings Ltd.	118,500	264

Kingdee International Software Group Co. Ltd.*	532,000	653

Kingsoft Corp. Ltd.	178,903	644

Kuaishou Technology*	443,000	3,519

Kuang-Chi Technologies Co. Ltd., Class A	32,000	64

Kunlun Energy Co. Ltd.	793,230	682

Kunlun Tech Co. Ltd., Class A*	13,900	74

Kweichow Moutai Co. Ltd., Class A	14,295	3,547

LB Group Co. Ltd., Class A	29,400	74

Lenovo Group Ltd.	1,404,000	1,411

Lens Technology Co. Ltd., Class A	60,300	101

Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	39

Li Auto, Inc., Class A*	215,630	3,856

Li Ning Co. Ltd.	459,000	1,928

Liaoning Port Co. Ltd., Class A	253,500	54

Lingyi iTech Guangdong Co., Class A	49,900	39

Livzon Pharmaceutical Group, Inc., Class A	10,600	54

Longfor Group Holdings Ltd.	365,669	646

LONGi Green Energy Technology Co. Ltd., Class A	81,769	306

Lufax Holding Ltd. ADR	145,900	155

Luxi Chemical Group Co. Ltd., Class A	17,200	27

Luxshare Precision Industry Co. Ltd., Class A	74,105	303

Luzhou Laojiao Co. Ltd., Class A	16,300	489

Mango Excellent Media Co. Ltd., Class A	22,070	86

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Maxscend Microelectronics Co. Ltd., Class A	6,880	$110

Meihua Holdings Group Co. Ltd., Class A	45,200	60

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	55,676	52

Meituan, Class B*	967,518	14,046

Metallurgical Corp. of China Ltd., Class A	198,300	100

Microport Scientific Corp.*	163,100	245

Ming Yang Smart Energy Group Ltd., Class A	30,600	66

MINISO Group Holding Ltd. ADR	18,009	466

Minth Group Ltd.	140,000	358

Montage Technology Co. Ltd., Class A	13,959	95

Muyuan Foods Co. Ltd., Class A	54,978	285

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	27,175	47

NARI Technology Co. Ltd., Class A	77,606	236

National Silicon Industry Group Co. Ltd., Class A*	27,400	74

NAURA Technology Group Co. Ltd., Class A	6,400	212

NavInfo Co. Ltd., Class A*	33,500	46

NetEase, Inc.	370,975	7,448

New China Life Insurance Co. Ltd., Class A	18,600	94

New China Life Insurance Co. Ltd., Class H	169,852	408

New Hope Liuhe Co. Ltd., Class A*	63,200	96

New Oriental Education & Technology Group, Inc.*	287,720	1,705

Ninestar Corp., Class A	19,800	70

Ningbo Deye Technology Co. Ltd., Class A	4,140	44

Ningbo Joyson Electronic Corp., Class A	10,600	26

Ningbo Orient Wires & Cables Co. Ltd., Class A	6,900	38

Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,198	41

Ningbo Shanshan Co. Ltd., Class A	25,600	49

Ningbo Tuopu Group Co. Ltd., Class A	13,100	133

Ningxia Baofeng Energy Group Co. Ltd., Class A	54,600	107

NIO, Inc. ADR*	261,657	2,365

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Nongfu Spring Co. Ltd., Class H	340,200	$1,946

North Industries Group Red Arrow Co. Ltd., Class A	21,100	43

Offcn Education Technology Co. Ltd., Class A*	84,800	44

Offshore Oil Engineering Co. Ltd., Class A	50,500	44

Oppein Home Group, Inc., Class A	6,220	82

Orient Securities Co. Ltd., Class A	102,839	135

Ovctek China, Inc., Class A	8,900	31

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	41

PDD Holdings, Inc. ADR*	113,957	11,176

People.cn Co. Ltd., Class A	12,400	65

People’s Insurance Co. Group of China (The) Ltd., Class A	69,700	57

People’s Insurance Co. Group of China (The) Ltd., Class H	1,822,535	651

Perfect World Co. Ltd., Class A	15,050	27

PetroChina Co. Ltd., Class A	222,300	243

PetroChina Co. Ltd., Class H	4,053,438	3,043

Pharmaron Beijing Co. Ltd., Class A	19,125	82

PICC Property & Casualty Co. Ltd., Class H	1,343,359	1,718

Ping An Bank Co. Ltd., Class A	203,600	312

Ping An Healthcare and Technology Co. Ltd.*	107,500	249

Ping An Insurance Group Co. of China Ltd., Class A	120,935	809

Ping An Insurance Group Co. of China Ltd., Class H	1,285,906	7,284

Poly Developments and Holdings Group Co. Ltd., Class A	154,200	269

Pop Mart International Group Ltd.	78,800	231

Postal Savings Bank of China Co. Ltd., Class A	329,200	224

Postal Savings Bank of China Co. Ltd., Class H	1,438,000	723

Power Construction Corp. of China Ltd., Class A	231,300	170

Pylon Technologies Co. Ltd., Class A	2,023	36

Qi An Xin Technology Group, Inc., Class A*	7,306	51

Qifu Technology, Inc.	21,867	336

Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	164

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Raytron Technology Co. Ltd., Class A	7,223	$47

Risen Energy Co. Ltd., Class A	15,400	40

Riyue Heavy Industry Co. Ltd., Class A	15,700	34

Rongsheng Petrochemical Co. Ltd., Class A	127,900	209

SAIC Motor Corp. Ltd., Class A	63,693	129

Sailun Group Co. Ltd., Class A	48,300	83

Sanan Optoelectronics Co. Ltd., Class A	54,200	114

Sangfor Technologies, Inc., Class A*	4,400	56

Sany Heavy Equipment International Holdings Co. Ltd.	238,000	375

Sany Heavy Industry Co. Ltd., Class A	107,000	232

Satellite Chemical Co. Ltd., Class A	43,761	92

SDIC Capital Co. Ltd., Class A	96,000	91

SDIC Power Holdings Co. Ltd., Class A	78,900	127

Seazen Holdings Co. Ltd., Class A*	25,694	46

Seres Group Co. Ltd., Class A*	16,300	126

SF Holding Co. Ltd., Class A	50,600	285

SG Micro Corp., Class A	5,850	62

Shaanxi Coal Industry Co. Ltd., Class A	110,700	280

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,550	38

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,956	17

Shandong Gold Mining Co. Ltd., Class A	45,337	156

Shandong Gold Mining Co. Ltd., Class H	122,000	229

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	120

Shandong Linglong Tyre Co. Ltd., Class A	17,500	49

Shandong Nanshan Aluminum Co. Ltd., Class A	171,500	74

Shandong Sun Paper Industry JSC Ltd., Class A	32,500	55

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	497,316	436

Shanghai Aiko Solar Energy Co. Ltd., Class A	24,500	75

Shanghai Bairun Investment Holding Group Co. Ltd., Class A	14,640	58

Shanghai Baosight Software Co. Ltd., Class A	20,400	127

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Shanghai Baosight Software Co. Ltd., Class B	131,844	$278

Shanghai Construction Group Co. Ltd., Class A	87,900	33

Shanghai Electric Group Co. Ltd., Class A*	161,200	103

Shanghai Electric Power Co. Ltd., Class A	46,300	56

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	99

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	78,500	184

Shanghai Friendess Electronic Technology Corp. Ltd., Class A	2,162	74

Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,163	41

Shanghai Industrial Urban Development Group Ltd.*	1	—

Shanghai International Airport Co. Ltd., Class A*	17,200	89

Shanghai International Port Group Co. Ltd., Class A	109,600	77

Shanghai Jinjiang International Hotels Co. Ltd., Class A	12,600	65

Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	50

Shanghai Lingang Holdings Corp. Ltd., Class A	2,580	4

Shanghai M&G Stationery, Inc., Class A	10,400	52

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	92

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	133,747	208

Shanghai Pudong Development Bank Co. Ltd., Class A	340,192	331

Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	103

Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	90

Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	94

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	55

Shanxi Coal International Energy Group Co. Ltd., Class A	20,300	52

Shanxi Coking Coal Energy Group Co. Ltd., Class A	44,120	61

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	36,200	$94

Shanxi Meijin Energy Co. Ltd., Class A*	56,000	54

Shanxi Securities Co. Ltd., Class A	64,030	50

Shanxi Taigang Stainless Steel Co. Ltd., Class A	87,300	48

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	13,360	443

Shede Spirits Co. Ltd., Class A	3,500	61

Shenergy Co. Ltd., Class A	41,700	36

Shenghe Resources Holding Co. Ltd., Class A	26,000	39

Shengyi Technology Co. Ltd., Class A	26,300	55

Shennan Circuits Co. Ltd., Class A	7,480	68

Shenwan Hongyuan Group Co. Ltd., Class A	205,700	123

Shenzhen Capchem Technology Co. Ltd., Class A	10,260	62

Shenzhen Dynanonic Co. Ltd., Class A	3,840	40

Shenzhen Energy Group Co. Ltd., Class A	58,255	51

Shenzhen Inovance Technology Co. Ltd., Class A	13,100	120

Shenzhen International Holdings Ltd.	306,274	189

Shenzhen Kaifa Technology Co. Ltd., Class A	16,100	38

Shenzhen Kangtai Biological Products Co. Ltd., Class A*	11,360	46

Shenzhen Kedali Industry Co. Ltd., Class A	3,500	46

Shenzhen Kstar Science And Technology Co. Ltd., Class A	9,300	37

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,300	530

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	85

Shenzhen Overseas Chinese Town Co. Ltd., Class A*	112,400	65

Shenzhen S.C. New Energy Technology Corp., Class A	900	9

Shenzhen S.E.D Industry Co. Ltd., Class A	10,300	32

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	73

Shenzhen Senior Technology Material Co. Ltd., Class A	17,231	31

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Shenzhen Sunlord Electronics Co. Ltd., Class A	13,800	$54

Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	208

Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,500	49

Shenzhou International Group Holdings Ltd.	159,400	1,522

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	61

Sichuan Chuantou Energy Co. Ltd., Class A	56,000	113

Sichuan Hebang Biotechnology Co. Ltd., Class A	135,700	43

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,800	55

Sichuan New Energy Power Co. Ltd., Class A*	18,700	30

Sichuan Road and Bridge Group Co. Ltd., Class A	102,900	122

Sichuan Swellfun Co. Ltd., Class A	4,700	39

Sichuan Yahua Industrial Group Co. Ltd., Class A	17,300	35

Sieyuan Electric Co. Ltd., Class A	11,000	78

Silergy Corp.	61,000	576

Sinoma International Engineering Co., Class A	22,900	35

Sinoma Science & Technology Co. Ltd., Class A	26,300	74

Sinomine Resource Group Co. Ltd., Class A	9,800	49

Sinopec Shanghai Petrochemical Co. Ltd., Class A*	115,300	49

Sinopharm Group Co. Ltd., Class H	235,914	685

Sinotruk Hong Kong Ltd.	124,000	237

Skshu Paint Co. Ltd., Class A*	9,380	89

Smoore International Holdings Ltd.	337,000	305

Songcheng Performance Development Co. Ltd., Class A	24,100	40

SooChow Securities Co. Ltd., Class A	45,943	54

Southwest Securities Co. Ltd., Class A	103,600	59

Spring Airlines Co. Ltd., Class A*	10,100	76

StarPower Semiconductor Ltd., Class A	1,900	47

Sungrow Power Supply Co. Ltd., Class A	15,400	189

Sunny Optical Technology Group Co. Ltd.	134,225	936

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Sunresin New Materials Co. Ltd., Class A	4,800	$38

Sunwoda Electronic Co. Ltd., Class A	17,800	41

SUPCON Technology Co. Ltd., Class A	8,381	55

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	61

Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	63

TAL Education Group ADR*	86,612	789

Tangshan Jidong Cement Co. Ltd., Class A	41,000	42

TBEA Co. Ltd., Class A	66,690	135

TCL Technology Group Corp., Class A*	166,710	93

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	169

Tencent Holdings Ltd.	1,277,689	49,517

Tencent Music Entertainment Group ADR*	143,378	915

Thunder Software Technology Co. Ltd., Class A	6,900	72

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	42

Tianma Microelectronics Co. Ltd., Class A*	25,400	32

Tianqi Lithium Corp., Class A	18,800	141

Tianshan Aluminum Group Co. Ltd., Class A	36,700	33

Tianshui Huatian Technology Co. Ltd., Class A	27,200	33

Tingyi Cayman Islands Holding Corp.	374,435	524

Titan Wind Energy Suzhou Co. Ltd., Class A*	26,600	47

Tongcheng Travel Holdings Ltd.*	230,400	504

TongFu Microelectronics Co. Ltd., Class A	22,400	59

Tongkun Group Co. Ltd., Class A*	24,900	50

Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	70

Tongwei Co. Ltd., Class A	46,600	206

Topchoice Medical Corp., Class A*	4,700	57

Topsports International Holdings Ltd.	398,000	302

TravelSky Technology Ltd., Class H	165,000	285

Trina Solar Co. Ltd., Class A	28,251	118

Trip.com Group Ltd.*	105,223	3,712

Tsingtao Brewery Co. Ltd., Class A	8,300	99

Tsingtao Brewery Co. Ltd., Class H	123,767	1,007

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Unigroup Guoxin Microelectronics Co. Ltd., Class A*	10,479	$125

Uni-President China Holdings Ltd.	278,000	196

Unisplendour Corp. Ltd., Class A*	32,948	106

Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	5,183	43

Vipshop Holdings Ltd. ADR*	64,125	1,027

Walvax Biotechnology Co. Ltd., Class A	20,500	66

Wanda Film Holding Co. Ltd., Class A*	31,200	58

Wanhua Chemical Group Co. Ltd., Class A	35,900	437

Want Want China Holdings Ltd.	909,870	593

Weibo Corp. ADR	14,790	185

Weichai Power Co. Ltd., Class A	54,600	94

Weichai Power Co. Ltd., Class H	369,812	502

Weihai Guangwei Composites Co. Ltd., Class A	12,640	48

Wens Foodstuffs Group Co. Ltd., Class A	82,200	196

Western Mining Co. Ltd., Class A	37,500	66

Western Securities Co. Ltd., Class A	61,100	56

Western Superconducting Technologies Co. Ltd., Class A	8,653	55

Will Semiconductor Co. Ltd. Shanghai, Class A	10,435	133

Wingtech Technology Co. Ltd., Class A*	14,600	87

Wuchan Zhongda Group Co. Ltd., Class A	54,900	36

Wuhan Guide Infrared Co. Ltd., Class A	42,825	45

Wuliangye Yibin Co. Ltd., Class A	44,200	955

WUS Printed Circuit Kunshan Co. Ltd., Class A	11,280	35

WuXi AppTec Co. Ltd., Class A	30,692	365

WuXi AppTec Co. Ltd., Class H	67,911	808

Wuxi Autowell Technology Co. Ltd., Class A	2,208	43

Wuxi Biologics Cayman, Inc.*	728,500	4,279

XCMG Construction Machinery Co. Ltd., Class A	159,500	139

Xiamen C & D, Inc., Class A	40,800	55

Xiamen Faratronic Co. Ltd., Class A	3,200	42

Xiamen Tungsten Co. Ltd., Class A	21,200	50

Xiaomi Corp., Class B*	2,957,800	4,606

Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	108

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Xinyi Solar Holdings Ltd.	914,318	$680

XPeng, Inc., Class A*	195,058	1,801

Xtep International Holdings Ltd.	284,500	261

Yadea Group Holdings Ltd.	230,000	426

Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,600	36

Yankuang Energy Group Co. Ltd., Class A	48,450	134

Yankuang Energy Group Co. Ltd., Class H	422,707	795

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	67

Yealink Network Technology Corp. Ltd., Class A	19,040	93

Yifeng Pharmacy Chain Co. Ltd., Class A	10,858	52

Yihai International Holding Ltd.*	101,000	174

Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	96

Yintai Gold Co. Ltd., Class A	38,800	76

YongXing Special Materials Technology Co. Ltd., Class A	5,720	36

Yonyou Network Technology Co. Ltd., Class A	42,835	98

Youngor Group Co. Ltd., Class A	48,800	48

YTO Express Group Co. Ltd., Class A	41,800	86

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	20,800	43

Yuexiu Property Co. Ltd.	298,180	340

Yum China Holdings, Inc.	79,380	4,423

Yunda Holding Co. Ltd., Class A	41,450	56

Yunnan Aluminium Co. Ltd., Class A	53,200	110

Yunnan Baiyao Group Co. Ltd., Class A	21,700	159

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,700	34

Yunnan Energy New Material Co. Ltd., Class A	11,400	94

Yunnan Tin Co. Ltd., Class A	15,600	31

Yunnan Yuntianhua Co. Ltd., Class A	20,000	47

Zai Lab Ltd.*	168,960	411

Zangge Mining Co. Ltd., Class A	18,500	58

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,693	214

Zhaojin Mining Industry Co. Ltd., Class H	258,000	355

Zhefu Holding Group Co. Ltd., Class A	87,100	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Zhejiang Century Huatong Group Co. Ltd., Class A*	110,560	$73

Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	107

Zhejiang Chint Electrics Co. Ltd., Class A	28,994	92

Zhejiang Dahua Technology Co. Ltd., Class A	31,600	96

Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	60

Zhejiang Expressway Co. Ltd., Class H	219,294	163

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	54

Zhejiang Huayou Cobalt Co. Ltd., Class A	20,515	105

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	112

Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	7,700	31

Zhejiang Juhua Co. Ltd., Class A	32,100	67

Zhejiang NHU Co. Ltd., Class A	42,448	94

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	76

Zhejiang Supor Co. Ltd., Class A	4,700	31

Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	47

Zhejiang Weixing New Building Materials Co. Ltd., Class A	22,500	57

Zhejiang Zheneng Electric Power Co. Ltd., Class A*	112,600	66

Zheshang Securities Co. Ltd., Class A	41,500	57

ZhongAn Online P&C Insurance Co. Ltd., Class H*	129,900	384

Zhongji Innolight Co. Ltd., Class A	8,500	135

Zhongjin Gold Corp. Ltd., Class A	45,400	68

Zhongsheng Group Holdings Ltd.	156,000	439

Zhongtai Securities Co. Ltd., Class A	59,500	58

Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,479	46

Zhuzhou CRRC Times Electric Co. Ltd., Class H	102,874	356

Zhuzhou Kibing Group Co. Ltd., Class A	24,300	27

Zibo Qixiang Tengda Chemical Co. Ltd., Class A	40,400	36

Zijin Mining Group Co. Ltd., Class A	257,400	426

Zijin Mining Group Co. Ltd., Class H	1,032,162	1,570

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

China – 28.9% continued

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	$105

ZTE Corp., Class A	42,800	191

ZTE Corp., Class H	145,317	438

ZTO Express Cayman, Inc. ADR	81,221	1,963

		370,091

Colombia – 0.1%

Bancolombia S.A.	46,697	356

Interconexion Electrica S.A. ESP	94,263	344

		700

Czech Republic – 0.2%

CEZ A.S.	30,283	1,287

Komercni Banka A.S.	13,021	378

Moneta Money Bank A.S.	74,541	270

		1,935

Egypt – 0.1%

Commercial International Bank Egypt S.A.E.	482,414	937

Eastern Co. S.A.E.	208,647	162

EFG Holding S.A.E.*	213,806	102

		1,201

Greece – 0.4%

Alpha Services and Holdings S.A.*	407,751	541

Eurobank Ergasias Services and Holdings S.A.*	516,113	795

FF Group(2) *	18,664	—

Hellenic Telecommunications Organization S.A.	38,222	558

JUMBO S.A.	22,866	629

Motor Oil Hellas Corinth Refineries S.A.	13,711	347

Mytilineos S.A.	21,571	794

National Bank of Greece S.A.*	109,108	615

OPAP S.A.	37,020	621

Piraeus Financial Holdings S.A.*	121,888	361

Public Power Corp. S.A.*	35,152	353

		5,614

Hong Kong – 0.1%

Kingboard Laminates Holdings Ltd.	194,500	137

Nine Dragons Paper Holdings Ltd.*	351,923	197

Orient Overseas International Ltd.	24,000	320

Sino Biopharmaceutical Ltd.	2,060,750	747

Vinda International Holdings Ltd.	78,000	187

		1,588

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	84,329	$639

OTP Bank Nyrt.	44,653	1,611

Richter Gedeon Nyrt.	25,784	625

		2,875

India – 15.2%

ABB India Ltd.	9,972	492

Adani Enterprises Ltd.	32,680	948

Adani Green Energy Ltd.*	59,350	705

Adani Ports & Special Economic Zone Ltd.	100,964	1,003

Adani Power Ltd.*	148,012	672

Ambuja Cements Ltd.	114,728	586

Apollo Hospitals Enterprise Ltd.	18,316	1,134

Ashok Leyland Ltd.	260,393	554

Asian Paints Ltd.	72,420	2,754

Astral Ltd.	22,133	509

AU Small Finance Bank Ltd.	29,772	256

Aurobindo Pharma Ltd.	49,907	549

Avenue Supermarts Ltd.*	30,413	1,346

Axis Bank Ltd.	434,151	5,394

Bajaj Auto Ltd.	13,644	831

Bajaj Finance Ltd.	51,965	4,873

Bajaj Finserv Ltd.	73,161	1,355

Bajaj Holdings & Investment Ltd.	4,773	409

Balkrishna Industries Ltd.	14,703	452

Bandhan Bank Ltd.	132,767	402

Bank of Baroda	185,874	479

Berger Paints India Ltd.	55,550	380

Bharat Electronics Ltd.	689,631	1,149

Bharat Forge Ltd.	49,386	650

Bharat Petroleum Corp. Ltd.	151,967	634

Bharti Airtel Ltd.	427,042	4,765

Britannia Industries Ltd.	20,354	1,112

CG Power & Industrial Solutions Ltd.	121,960	648

Cholamandalam Investment and Finance Co. Ltd.	78,468	1,140

Cipla Ltd.	100,318	1,433

Coal India Ltd.	287,794	1,022

Colgate-Palmolive India Ltd.	21,739	524

Container Corp. of India Ltd.	48,106	412

Cummins India Ltd.	25,355	518

Dabur India Ltd.	120,016	796

Divi’s Laboratories Ltd.	23,966	1,086

DLF Ltd.	124,664	796

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

India – 15.2% continued

Dr. Reddy’s Laboratories Ltd.	20,721	$1,393

Eicher Motors Ltd.	26,201	1,087

GAIL India Ltd.	464,279	695

Godrej Consumer Products Ltd.*	79,051	944

Godrej Properties Ltd.*	24,805	464

Grasim Industries Ltd.	49,843	1,167

Havells India Ltd.	47,632	791

HCL Technologies Ltd.	180,818	2,682

HDFC Asset Management Co. Ltd.	15,270	486

HDFC Bank Ltd.	531,332	9,730

HDFC Life Insurance Co. Ltd.	187,042	1,436

Hero MotoCorp Ltd.	22,041	812

Hindalco Industries Ltd.	234,450	1,386

Hindustan Aeronautics Ltd.	33,162	770

Hindustan Petroleum Corp. Ltd.	113,283	348

Hindustan Unilever Ltd.	157,096	4,650

ICICI Bank Ltd.	986,367	11,280

ICICI Lombard General Insurance Co. Ltd.	46,093	726

ICICI Prudential Life Insurance Co. Ltd.	68,523	467

IDFC First Bank Ltd.*	596,470	686

Indian Hotels Co. Ltd.	170,675	843

Indian Oil Corp. Ltd.	531,226	582

Indian Railway Catering & Tourism Corp. Ltd.	41,078	337

Indraprastha Gas Ltd.	59,121	323

Info Edge India Ltd.	13,975	701

Infosys Ltd.	633,029	10,922

InterGlobe Aviation Ltd.*	26,833	770

ITC Ltd.	569,431	3,049

Jindal Steel & Power Ltd.	70,110	592

Jio Financial Services Ltd.*	570,181	1,587

JSW Steel Ltd.	109,764	1,028

Jubilant Foodworks Ltd.	71,493	458

Kotak Mahindra Bank Ltd.	208,173	4,352

Larsen & Toubro Ltd.	130,705	4,754

LTIMindtree Ltd.	17,016	1,067

Lupin Ltd.	36,844	519

Mahindra & Mahindra Ltd.	178,364	3,337

Marico Ltd.	102,479	693

Maruti Suzuki India Ltd.	25,624	3,275

Max Healthcare Institute Ltd.	148,939	1,018

Mphasis Ltd.	14,831	424

MRF Ltd.	366	472

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

India – 15.2% continued

Muthoot Finance Ltd.	20,601	$310

Nestle India Ltd.	6,578	1,781

NTPC Ltd.	831,032	2,455

Oil & Natural Gas Corp.Ltd.	589,426	1,359

Page Industries Ltd.	1,189	558

Petronet LNG Ltd.	134,320	388

PI Industries Ltd.	15,049	626

Pidilite Industries Ltd.	29,428	863

Power Finance Corp. Ltd.	244,430	741

Power Grid Corp. of India Ltd.	899,781	2,163

REC Ltd.	222,045	768

Reliance Industries Ltd.	580,392	16,292

Samvardhana Motherson International Ltd.	474,585	549

SBI Cards & Payment Services Ltd.	57,047	544

SBI Life Insurance Co. Ltd.	87,282	1,371

Shree Cement Ltd.	1,791	551

Shriram Finance Ltd.	53,653	1,234

Siemens Ltd.	17,735	785

Sona Blw Precision Forgings Ltd.	82,093	573

SRF Ltd.	28,446	769

State Bank of India	337,218	2,428

Sun Pharmaceutical Industries Ltd.	184,948	2,570

Supreme Industries Ltd.	11,860	590

Tata Consultancy Services Ltd.	174,460	7,400

Tata Consumer Products Ltd.	105,729	1,116

Tata Elxsi Ltd.	6,418	558

Tata Motors Ltd.	315,198	2,390

Tata Power (The) Co. Ltd.	269,417	850

Tata Steel Ltd.	1,407,932	2,183

Tech Mahindra Ltd.	103,954	1,528

Titan Co. Ltd.	67,960	2,575

Torrent Pharmaceuticals Ltd.	20,101	467

Trent Ltd.	36,175	905

Tube Investments of India Ltd.	19,930	716

TVS Motor Co. Ltd.	45,857	837

UltraTech Cement Ltd.	22,407	2,223

United Spirits Ltd.*	57,162	693

UPL Ltd.	79,088	586

Varun Beverages Ltd.	86,251	982

Vedanta Ltd.	146,062	391

Wipro Ltd.	245,529	1,197

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

India – 15.2% continued

Yes Bank Ltd.*	2,453,204	$510

Zomato Ltd.*	816,238	990

		195,236

Indonesia – 1.9%

Adaro Energy Indonesia Tbk PT	2,675,720	493

Aneka Tambang Tbk	1,384,100	162

Astra International Tbk PT	3,910,860	1,573

Bank Central Asia Tbk PT	10,579,160	6,036

Bank Mandiri Persero Tbk PT	7,223,120	2,816

Bank Negara Indonesia Persero Tbk PT	1,420,409	949

Bank Rakyat Indonesia Persero Tbk PT	12,961,165	4,380

Barito Pacific Tbk PT	5,361,295	451

Charoen Pokphand Indonesia Tbk PT*	1,455,135	510

GoTo Gojek Tokopedia Tbk PT*	158,564,600	867

Indah Kiat Pulp & Paper Tbk PT	479,500	344

Indofood CBP Sukses Makmur Tbk PT	499,600	358

Indofood Sukses Makmur Tbk PT	819,371	351

Kalbe Farma Tbk PT	4,166,580	473

Merdeka Copper Gold Tbk PT*	2,262,863	421

Sarana Menara Nusantara Tbk PT	3,989,100	248

Semen Indonesia Persero Tbk PT	600,468	250

Sumber Alfaria Trijaya Tbk PT	3,165,700	606

Telkom Indonesia Persero Tbk PT	9,387,062	2,277

Unilever Indonesia Tbk PT	1,408,940	341

United Tractors Tbk PT	264,171	482

Vale Indonesia Tbk PT	382,200	140

		24,528

Kuwait – 0.8%

Agility Public Warehousing Co. K.S.C.*	313,827	566

Boubyan Bank K.S.C.P.	255,017	498

Gulf Bank K.S.C.P.	365,734	311

Kuwait Finance House K.S.C.P.	1,572,649	3,725

Mabanee Co. KPSC	127,351	340

Mobile Telecommunications Co. K.S.C.P.	378,932	597

National Bank of Kuwait S.A.K.P.	1,429,737	4,190

		10,227

Luxembourg – 0.1%

Reinet Investments S.C.A.	26,227	574

Malaysia – 1.3%

AMMB Holdings Bhd.	325,737	257

Axiata Group Bhd.	491,003	261

CELCOMDIGI Bhd.	669,400	622

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Malaysia – 1.3% continued

CIMB Group Holdings Bhd.	1,233,217	$1,425

Dialog Group Bhd.	665,544	300

Gamuda Bhd.	370,719	350

Genting Bhd.	416,300	369

Genting Malaysia Bhd.	560,900	299

Hong Leong Bank Bhd.	128,898	536

Hong Leong Financial Group Bhd.	38,328	145

IHH Healthcare Bhd.	407,300	508

Inari Amertron Bhd.	479,100	295

IOI Corp. Bhd.	438,940	372

Kuala Lumpur Kepong Bhd.	92,792	422

Malayan Banking Bhd.	1,062,676	1,989

Malaysia Airports Holdings Bhd.	125,396	190

Maxis Bhd.	409,451	352

MISC Bhd.	242,160	365

MR DIY Group M Bhd.	598,200	192

Nestle Malaysia Bhd.	11,300	305

Petronas Chemicals Group Bhd.	552,300	845

Petronas Dagangan Bhd.	58,700	279

Petronas Gas Bhd.	157,800	566

PPB Group Bhd.	122,200	403

Press Metal Aluminium Holdings Bhd.	684,000	686

Public Bank Bhd.	2,766,905	2,390

QL Resources Bhd.	236,550	275

RHB Bank Bhd.	279,856	324

Sime Darby Bhd.	586,128	274

Sime Darby Plantation Bhd.	364,665	333

Telekom Malaysia Bhd.	185,486	193

Tenaga Nasional Bhd.	496,250	1,056

		17,178

Mexico – 2.5%

Alfa S.A.B. de C.V., Class A	614,837	401

America Movil S.A.B. de C.V., Class B	3,592,049	3,102

Arca Continental S.A.B. de C.V.	95,241	868

Banco del Bajio S.A.	156,700	491

Cemex S.A.B. de C.V., Class CPO*	2,914,052	1,898

Coca-Cola Femsa S.A.B. de C.V.	100,422	784

Fibra Uno Administracion S.A. de C.V.	574,201	960

Fomento Economico Mexicano S.A.B. de C.V., Class UBD	371,043	4,045

Gruma S.A.B. de C.V., Class B	36,890	630

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	75,692	1,243

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Mexico – 2.5% continued

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	36,326	$890

Grupo Bimbo S.A.B. de C.V., Class A	255,954	1,230

Grupo Carso S.A.B. de C.V., Class A1	105,806	768

Grupo Financiero Banorte S.A.B. de C.V., Class O	496,204	4,159

Grupo Financiero Inbursa S.A.B. de C.V., Class O*	340,933	670

Grupo Mexico S.A.B. de C.V., Class B	600,039	2,836

Grupo Televisa S.A.B., Class CPO	433,614	263

Industrias Penoles S.A.B. de C.V.*	36,149	426

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	284,827	567

Operadora De Sites Mexicanos S.A.B. de C.V., Class A	277,400	229

Orbia Advance Corp. S.A.B. de C.V.	203,680	423

Promotora y Operadora de Infraestructura S.A.B. de C.V.	37,320	333

Southern Copper Corp.	16,028	1,207

Wal-Mart de Mexico S.A.B. de C.V.	994,427	3,753

		32,176

Peru – 0.2%

Cia de Minas Buenaventura S.A.A. ADR	38,816	331

Credicorp Ltd.	12,745	1,631

		1,962

Philippines – 0.6%

Aboitiz Equity Ventures, Inc.	364,039	323

Ayala Corp.	42,647	470

Ayala Land, Inc.	1,331,460	693

Bank of the Philippine Islands	386,255	765

BDO Unibank, Inc.	453,756	1,138

International Container Terminal Services, Inc.	200,650	733

JG Summit Holdings, Inc.	506,483	339

Jollibee Foods Corp.	75,943	308

Manila Electric Co.	53,290	347

Metropolitan Bank & Trust Co.	334,109	318

PLDT, Inc.	14,985	312

SM Investments Corp.	42,972	641

SM Prime Holdings, Inc.	1,984,313	1,059

Universal Robina Corp.	150,210	315

		7,761

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Poland – 0.7%

Allegro.eu S.A.*	89,535	$659

Bank Polska Kasa Opieki S.A.	36,644	842

Budimex S.A.	2,303	229

CD Projekt S.A.	12,588	360

Cyfrowy Polsat S.A.*	45,645	126

Dino Polska S.A.*	9,404	760

KGHM Polska Miedz S.A.	25,763	655

LPP S.A.	215	636

mBank S.A.*	2,716	245

ORLEN S.A.	110,306	1,477

PGE Polska Grupa Energetyczna S.A.*	163,789	280

Powszechna Kasa Oszczednosci Bank Polski S.A.	161,418	1,276

Powszechny Zaklad Ubezpieczen S.A.	116,581	1,103

Santander Bank Polska S.A.*	6,691	548

		9,196

Qatar – 0.9%

Barwa Real Estate Co.	346,101	245

Commercial Bank PSQC (The)	616,963	915

Dukhan Bank	359,949	393

Industries Qatar QSC	299,052	1,126

Masraf Al Rayan QSC	1,072,328	657

Mesaieed Petrochemical Holding Co.	797,887	407

Ooredoo QPSC	156,808	460

Qatar Electricity & Water Co. QSC	80,071	386

Qatar Fuel QSC	113,811	517

Qatar Gas Transport Co. Ltd.	472,773	483

Qatar International Islamic Bank QSC	186,187	491

Qatar Islamic Bank S.A.Q.	322,755	1,645

Qatar National Bank QPSC	874,800	3,701

		11,426

Romania – 0.0%

NEPI Rockcastle N.V.*	89,348	491

Russia – 0.0%

Alrosa PJSC(2) (3) *	695,290	—

Gazprom PJSC(2)	3,218,050	—

Gazprom PJSC ADR(2) *	134	—

Inter RAO UES PJSC(2)	10,354,623	—

LUKOIL PJSC(2)	112,883	—

Magnit PJSC(2)	2,287	—

Magnit PJSC GDR (Registered)(2) *	82,678	—

MMC Norilsk Nickel PJSC(2) (3) *	17,106	—

Mobile TeleSystems PJSC ADR(2) *	121,420	—

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Russia – 0.0% continued

Moscow Exchange MICEX-RTS PJSC(2)	419,576	$—

Novatek PJSC GDR (Registered)(2) *	24,702	—

Novolipetsk Steel PJSC(2) *	408,255	—

Ozon Holdings PLC ADR(2) *	13,658	—

PhosAgro PJSC(2) *	224	—

PhosAgro PJSC GDR (Registered)(2) *	34,779	—

Polymetal International PLC(2) *	97,434	—

Polyus PJSC(2) (3) *	9,359	—

Rosneft Oil Co.PJSC(2)	318,005	—

Sberbank of Russia PJSC(2) (3)	2,882,082	—

Sberbank of Russia PJSC (Moscow Exchange)(2) (3)	56,000	—

Severstal PAO(2) (3) *	55,330	—

Severstal PAO GDR (Registered)(2) (3) *	1,839	—

Surgutneftegas PJSC(2)	1,902,467	—

Surgutneftegas PJSC ADR(2) *	4,629	—

Tatneft PJSC(2)	386,254	—

TCS Group Holding PLC GDR (Registered)(2) *	32,689	—

United Co. RUSAL International PJSC(2)	832,063	—

VK Co.Ltd.GDR(2) *	30,900	—

VTB Bank PJSC(2) (3) *	800,566,738	—

VTB Bank PJSC GDR(2) (3) *	11,036	—

VTB Bank PJSC GDR (Registered)(2) (3) *	43,343	—

X5 Retail Group N.V. GDR (2) * (Registered)	32,705	—

Yandex N.V., Class A(2) *	83,223	—

		—

Saudi Arabia – 4.0%

ACWA Power Co.	18,050	941

Advanced Petrochemical Co.	21,640	231

Al Rajhi Bank	375,161	6,793

Alinma Bank	188,795	1,680

Almarai Co. JSC	48,162	818

Arab National Bank	125,128	800

Arabian Internet & Communications Services Co.	4,988	426

Bank AlBilad	93,295	1,052

Bank Al-Jazira	83,166	373

Banque Saudi Fransi	112,573	1,096

Bupa Arabia for Cooperative Insurance Co.	14,323	794

Co for Cooperative Insurance (The)	13,000	437

Dallah Healthcare Co.	7,557	287

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Saudi Arabia – 4.0% continued

Dar Al Arkan Real Estate Development Co.*	99,651	$419

Dr. Sulaiman Al Habib Medical Services Group Co.	16,721	1,050

Elm Co.	4,590	954

Etihad Etisalat Co.	74,539	886

Jarir Marketing Co.	115,105	445

Mobile Telecommunications Co. Saudi Arabia	79,529	279

Mouwasat Medical Services Co.	19,396	532

Nahdi Medical Co.	8,423	324

National Industrialization Co.*	69,290	235

Power & Water Utility Co. for Jubail & Yanbu	13,840	231

Rabigh Refining & Petrochemical Co.*	70,961	205

Riyad Bank	278,483	2,060

SABIC Agri-Nutrients Co.	45,202	1,603

Sahara International Petrochemical Co.	67,562	682

Saudi Arabian Mining Co.*	250,025	2,691

Saudi Arabian Oil Co.	508,596	4,747

Saudi Aramco Base Oil Co.	9,835	391

Saudi Awwal Bank	189,055	1,739

Saudi Basic Industries Corp.	171,507	3,774

Saudi Electricity Co.	156,628	796

Saudi Industrial Investment Group	67,250	426

Saudi Investment Bank (The)	90,812	382

Saudi Kayan Petrochemical Co.*	137,915	460

Saudi National Bank (The)	559,444	4,897

Saudi Research & Media Group*	6,644	291

Saudi Tadawul Group Holding Co.	9,161	472

Saudi Telecom Co.	379,207	3,803

Savola Group (The)	49,584	475

Yanbu National Petrochemical Co.	51,775	574

		51,551

South Africa – 2.7%

Absa Group Ltd.	159,728	1,469

African Rainbow Minerals Ltd.	15,755	142

Anglo American Platinum Ltd.	13,299	496

Aspen Pharmacare Holdings Ltd.	76,097	689

Bid Corp. Ltd.	63,863	1,417

Bidvest Group (The) Ltd.	53,866	773

Capitec Bank Holdings Ltd.	16,784	1,510

Clicks Group Ltd.	49,072	669

Discovery Ltd.*	104,659	759

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

South Africa – 2.7% continued

Exxaro Resources Ltd.	50,790	$462

FirstRand Ltd.	964,510	3,251

Gold Fields Ltd.	169,172	1,839

Growthpoint Properties Ltd.	666,623	371

Harmony Gold Mining Co. Ltd.	103,931	391

Impala Platinum Holdings Ltd.	160,804	836

Kumba Iron Ore Ltd.	13,731	330

MTN Group Ltd.	327,443	1,946

Naspers Ltd., Class N	37,332	5,958

Nedbank Group Ltd.	79,217	846

Northam Platinum Holdings Ltd.	71,700	435

Old Mutual Ltd.	915,939	584

OUTsurance Group Ltd.	156,159	353

Pepkor Holdings Ltd.	389,476	354

Remgro Ltd.	94,374	740

Sanlam Ltd.	325,918	1,128

Sasol Ltd.	108,609	1,495

Shoprite Holdings Ltd.	94,785	1,200

Sibanye Stillwater Ltd.	530,504	816

Standard Bank Group Ltd.	259,595	2,516

Vodacom Group Ltd.	123,843	690

Woolworths Holdings Ltd.	177,154	633

		35,098

South Korea – 11.2%

Amorepacific Corp.	5,277	476

BGF retail Co. Ltd.	1,588	166

Celltrion Healthcare Co. Ltd.	20,183	942

Celltrion Pharm, Inc.*	2,822	140

Celltrion, Inc.	21,076	2,175

CJ CheilJedang Corp.	1,534	348

CosmoAM&T Co. Ltd.*	4,193	464

Coway Co. Ltd.	9,785	299

DB Insurance Co. Ltd.	9,259	613

Doosan Bobcat, Inc.	10,448	393

Doosan Enerbility Co. Ltd.*	87,433	1,064

Ecopro B.M. Co. Ltd.	9,277	1,738

Ecopro Co. Ltd.	3,777	2,492

F&F Co. Ltd./New	3,693	310

GS Holdings Corp.	9,915	292

Hana Financial Group, Inc.	56,993	1,792

Hankook Tire & Technology Co. Ltd.	14,371	421

Hanmi Pharm Co. Ltd.	1,238	273

Hanmi Semiconductor Co. Ltd.	8,336	328

Hanon Systems	39,733	277

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

South Korea – 11.2% continued

Hanwha Aerospace Co. Ltd.	6,491	$503

Hanwha Ocean Co. Ltd.*	8,035	184

Hanwha Solutions Corp.*	18,883	416

HD Hyundai Co. Ltd.	8,434	414

HD Hyundai Heavy Industries Co. Ltd.*	4,406	396

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	8,410	692

HLB, Inc.*	21,670	479

HMM Co. Ltd.	48,655	586

Hotel Shilla Co. Ltd.	5,984	374

HYBE Co. Ltd.*	3,471	612

Hyundai Engineering & Construction Co. Ltd.	13,855	371

Hyundai Glovis Co. Ltd.	3,638	497

Hyundai Mipo Dockyard Co. Ltd.*	4,921	303

Hyundai Mobis Co. Ltd.	11,974	2,133

Hyundai Motor Co.	26,025	3,684

Hyundai Steel Co.	17,329	488

Industrial Bank of Korea	55,191	458

JYP Entertainment Corp.	5,304	441

Kakao Corp.	60,295	1,963

Kakao Games Corp.*	7,659	144

KakaoBank Corp.	30,940	535

Kakaopay Corp.*	5,888	178

Kangwon Land, Inc.	20,471	229

KB Financial Group, Inc.	72,904	2,999

Kia Corp.	49,608	2,977

Korea Aerospace Industries Ltd.	13,511	488

Korea Electric Power Corp.*	50,924	678

Korea Investment Holdings Co. Ltd.	6,902	271

Korea Zinc Co. Ltd.	1,578	590

Korean Air Lines Co. Ltd.	31,952	515

Krafton, Inc.*	5,573	619

KT Corp.	12,790	314

KT&G Corp.	19,276	1,233

Kumho Petrochemical Co. Ltd.	3,183	315

L&F Co. Ltd.	4,934	625

LG Chem Ltd.	9,521	3,500

LG Corp.	17,552	1,087

LG Display Co. Ltd.*	42,177	410

LG Electronics, Inc.	20,621	1,541

LG Energy Solution Ltd.*	8,939	3,155

LG H&H Co. Ltd.	1,734	571

LG Innotek Co. Ltd.	2,636	477

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

South Korea – 11.2% continued

LG Uplus Corp.	41,046	$315

Lotte Chemical Corp.	3,309	336

Lotte Energy Materials Corp.	4,892	144

Meritz Financial Group, Inc.*	20,074	821

Mirae Asset Securities Co. Ltd.	47,497	227

NAVER Corp.	25,065	3,740

NCSoft Corp.	2,863	472

Netmarble Corp.*	4,122	129

NH Investment & Securities Co. Ltd.	32,897	249

Orion Corp.	4,407	419

Pan Ocean Co. Ltd.	56,968	209

Pearl Abyss Corp.*	6,307	218

POSCO Chemical Co. Ltd.	5,863	1,539

POSCO Holdings, Inc.	13,699	5,368

Posco International Corp.	10,470	546

Samsung Biologics Co. Ltd.*	3,399	1,711

Samsung C&T Corp.	15,261	1,214

Samsung Electro-Mechanics Co. Ltd.	10,545	1,077

Samsung Electronics Co. Ltd.	909,447	46,077

Samsung Engineering Co. Ltd.*	29,192	654

Samsung Fire & Marine Insurance Co. Ltd.	5,854	1,127

Samsung Heavy Industries Co. Ltd.*	121,412	706

Samsung Life Insurance Co. Ltd.	15,578	810

Samsung SDI Co. Ltd.	10,507	3,984

Samsung SDS Co. Ltd.	7,512	750

Samsung Securities Co. Ltd.	11,820	322

Shinhan Financial Group Co. Ltd.	83,451	2,204

SK Biopharmaceuticals Co. Ltd.*	4,906	313

SK Bioscience Co. Ltd.*	5,017	251

SK Hynix, Inc.	104,184	8,849

SK IE Technology Co. Ltd.*	4,570	250

SK Innovation Co. Ltd.*	11,502	1,267

SK Square Co. Ltd.*	18,107	568

SK, Inc.	7,192	779

SKC Co. Ltd.	3,696	208

S-Oil Corp.	8,775	513

Woori Financial Group, Inc.	116,680	1,063

Yuhan Corp.	9,965	560

		143,437

Taiwan – 14.2%

Accton Technology Corp.	97,000	1,482

Acer, Inc.	531,800	601

Advantech Co. Ltd.	87,661	941

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Taiwan – 14.2% continued

ASE Technology Holding Co. Ltd.	587,928	$1,998

Asia Cement Corp.	460,567	567

Asustek Computer, Inc.	135,546	1,543

AUO Corp.*	1,218,172	620

Catcher Technology Co. Ltd.	103,111	584

Cathay Financial Holding Co. Ltd.*	1,857,002	2,564

Chailease Holding Co. Ltd.	288,804	1,619

Chang Hwa Commercial Bank Ltd.	1,041,012	556

Cheng Shin Rubber Industry Co. Ltd.	363,184	479

China Airlines Ltd.	542,000	356

China Development Financial Holding Corp.*	3,073,143	1,124

China Steel Corp.	2,271,156	1,777

Chunghwa Telecom Co. Ltd.	715,493	2,572

Compal Electronics, Inc.	798,759	763

CTBC Financial Holding Co. Ltd.	3,352,878	2,549

Delta Electronics, Inc.	371,343	3,733

E Ink Holdings, Inc.	162,000	906

E.Sun Financial Holding Co. Ltd.	2,688,254	2,020

Eclat Textile Co. Ltd.	32,182	486

eMemory Technology, Inc.	12,000	751

Eva Airways Corp.	489,000	451

Evergreen Marine Corp. Taiwan Ltd.	188,556	678

Far Eastern New Century Corp.	577,789	515

Far EasTone Telecommunications Co. Ltd.	303,345	683

Feng TAY Enterprise Co. Ltd.	95,199	541

First Financial Holding Co. Ltd.	2,057,034	1,692

Formosa Chemicals & Fibre Corp.	644,499	1,228

Formosa Petrochemical Corp.	213,487	533

Formosa Plastics Corp.	737,682	1,824

Fubon Financial Holding Co. Ltd.	1,503,085	2,828

Giant Manufacturing Co. Ltd.	56,857	314

Gigabyte Technology Co. Ltd.	97,000	849

Global Unichip Corp.	17,000	721

Globalwafers Co. Ltd.	43,000	605

Hon Hai Precision Industry Co. Ltd.	2,377,942	7,666

Hotai Motor Co.Ltd.	59,118	1,200

Hua Nan Financial Holdings Co. Ltd.	1,701,210	1,080

Innolux Corp.*	1,639,822	669

Inventec Corp.	503,314	773

Largan Precision Co. Ltd.	18,835	1,248

Lite-On Technology Corp.	388,964	1,478

MediaTek, Inc.	291,334	6,656

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Taiwan – 14.2% continued

Mega Financial Holding Co. Ltd.	2,136,275	$2,496

Micro-Star International Co. Ltd.	137,000	697

momo.com, Inc.	14,960	233

Nan Ya Plastics Corp.	918,951	1,897

Nan Ya Printed Circuit Board Corp.	40,000	331

Nanya Technology Corp.	229,071	467

Nien Made Enterprise Co. Ltd.	34,000	327

Novatek Microelectronics Corp.	109,850	1,441

Pegatron Corp.	396,594	942

PharmaEssentia Corp.*	45,000	468

Pou Chen Corp.	426,093	378

Powerchip Semiconductor Manufacturing Corp.	552,000	454

President Chain Store Corp.	107,220	872

Quanta Computer, Inc.	516,576	3,849

Realtek Semiconductor Corp.	92,457	1,141

Ruentex Development Co. Ltd.*	289,784	316

Shanghai Commercial & Savings Bank (The) Ltd.	737,904	989

Shin Kong Financial Holding Co. Ltd.*	2,485,907	713

SinoPac Financial Holdings Co. Ltd.	2,017,290	1,089

Synnex Technology International Corp.	244,940	487

Taishin Financial Holding Co. Ltd.	2,139,418	1,187

Taiwan Business Bank	1,126,400	461

Taiwan Cement Corp.	1,222,310	1,259

Taiwan Cooperative Financial Holding Co. Ltd.	1,985,675	1,575

Taiwan High Speed Rail Corp.	322,000	299

Taiwan Mobile Co. Ltd.	337,076	988

Taiwan Semiconductor Manufacturing Co. Ltd.	4,697,749	76,235

Unimicron Technology Corp.	255,000	1,373

Uni-President Enterprises Corp.	942,150	2,048

United Microelectronics Corp.	2,164,043	3,034

Vanguard International Semiconductor Corp.	157,000	331

Voltronic Power Technology Corp.	13,000	638

Walsin Lihwa Corp.	516,986	591

Wan Hai Lines Ltd.	119,005	178

Winbond Electronics Corp.	522,000	412

Wistron Corp.	493,000	1,557

Wiwynn Corp.	17,000	790

WPG Holdings Ltd.	304,290	571

Ya Hsin Industrial Co. Ltd.(2) *	121,548	—

Yageo Corp.	63,525	1,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Taiwan – 14.2% continued

Yang Ming Marine Transport Corp.	350,000	$492

Yuanta Financial Holding Co. Ltd.	1,871,108	1,453

Zhen Ding Technology Holding Ltd.	140,850	430

		181,346

Thailand – 1.8%

Advanced Info Service PCL (Registered)	194,000	1,215

Advanced Info Service PCL NVDR	28,799	180

Airports of Thailand PCL NVDR*	794,200	1,521

Asset World Corp. PCL NVDR	1,691,900	180

B Grimm Power PCL NVDR (Registered)	150,900	119

Bangkok Dusit Medical Services PCL NVDR	2,095,100	1,537

Bangkok Expressway & Metro PCL

NVDR (Registered)	1,416,098	323

Banpu PCL NVDR	1,493,700	328

Berli Jucker PCL NVDR	176,400	149

BTS Group Holdings PCL NVDR	1,413,300	290

Bumrungrad Hospital PCL NVDR	111,487	819

Central Pattana PCL NVDR	369,400	640

Central Retail Corp. PCL NVDR

(Registered)	354,058	376

Charoen Pokphand Foods PCL NVDR	759,057	432

CP ALL PCL (Registered)	905,200	1,504

CP ALL PCL NVDR	232,936	387

CP Axtra PCL NVDR	415,100	367

Delta Electronics Thailand PCL NVDR	604,600	1,373

Electricity Generating PCL NVDR	37,900	126

Energy Absolute PCL NVDR	331,300	464

Global Power Synergy PCL NVDR	152,500	187

Gulf Energy Development PCL NVDR (Registered)	557,050	696

Home Product Center PCL NVDR	1,014,304	348

Indorama Ventures PCL NVDR	298,247	212

Intouch Holdings PCL NVDR	189,700	384

Kasikornbank PCL NVDR	112,200	388

Krung Thai Bank PCL (Registered)	699,750	365

Krung Thai Bank PCL NVDR	80,993	42

Krungthai Card PCL NVDR	185,600	223

Land & Houses PCL NVDR	1,607,700	344

Minor International PCL NVDR	653,830	560

Muangthai Capital PCL NVDR

(Registered)	142,000	140

Osotspa PCL NVDR	249,200	171

PTT Exploration & Production PCL (Registered)	242,500	1,139

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

Thailand – 1.8% continued

PTT Exploration & Production PCL NVDR	14,143	$66

PTT Global Chemical PCL (Registered)	189,814	180

PTT Global Chemical PCL NVDR	210,576	199

PTT Oil & Retail Business PCL NVDR (Registered)	548,000	281

PTT PCL (Registered)	1,835,000	1,688

PTT PCL NVDR	97,900	90

Ratch Group PCL NVDR	166,300	144

SCB X PCL (Registered)	145,800	410

SCB X PCL NVDR	5,176	15

SCG Packaging PCL NVDR	230,000	241

Siam Cement (The) PCL (Registered)	51,000	422

Siam Cement (The) PCL NVDR	101,098	835

Thai Oil PCL (Registered)	106,110	147

Thai Oil PCL NVDR	142,908	198

TMBThanachart Bank PCL NVDR	3,858,400	182

True Corp. PCL NVDR (Registered)	2,069,223	402

		23,029

Turkey – 0.7%

Akbank T.A.S.	599,029	727

Anadolu Efes Biracilik Ve Malt Sanayii A.S.(4)	1	—

Aselsan Elektronik Sanayi Ve Ticaret A.S.	256,076	381

BIM Birlesik Magazalar A.S.	88,934	887

Eregli Demir ve Celik Fabrikalari T.A.S.*	267,616	435

Ford Otomotiv Sanayi A.S.	12,965	397

Haci Omer Sabanci Holding A.S.	205,413	444

Hektas Ticaret T.A.S.*	198,123	194

Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—

KOC Holding A.S.	143,994	766

Koza Altin Isletmeleri A.S.	165,722	174

Pegasus Hava Tasimaciligi A.S.*	8,351	250

Sasa Polyester Sanayi A.S.*	204,202	367

Tofas Turk Otomobil Fabrikasi A.S.	22,948	246

Turk Hava Yollari A.O.*	106,022	933

Turkcell Iletisim Hizmetleri A.S.*	232,279	451

Turkiye Is Bankasi A.S., Class C	667,169	623

Turkiye Petrol Rafinerileri A.S.	183,977	1,060

Turkiye Sise ve Cam Fabrikalari A.S.	259,698	514

Yapi ve Kredi Bankasi A.S.	585,817	393

		9,242

See Notes to the Financial Statements.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.6% (1) continued

United Arab Emirates – 1.4%

Abu Dhabi Commercial Bank PJSC	569,622	$1,342

Abu Dhabi Islamic Bank PJSC	274,102	840

Abu Dhabi National Oil Co. for Distribution PJSC	608,429	621

Aldar Properties PJSC	706,444	1,108

Americana Restaurants International PLC	502,748	561

Dubai Islamic Bank PJSC	581,099	925

Emaar Properties PJSC	1,273,386	2,788

Emirates NBD Bank PJSC	359,202	1,741

Emirates Telecommunications Group Co. PJSC	664,269	3,697

First Abu Dhabi Bank PJSC	841,843	3,118

Multiply Group PJSC*	740,723	807

		17,548

United Kingdom – 0.1%

Anglogold Ashanti PLC	80,822	1,301

Pepco Group N.V.*	33,446	155

		1,456

United States – 0.1%

JBS S/A	140,736	505

Legend Biotech Corp. ADR*	11,625	781

Parade Technologies Ltd.	15,000	461

		1,747

Total Common Stocks

(Cost $911,204)		1,212,130

PREFERRED STOCKS – 2.2% (1)

Brazil – 1.4%

Banco Bradesco S.A.*	1,019,994	2,891

Centrais Eletricas Brasileiras S.A.,

Class B, 3.70%(5)	53,041	426

Cia Energetica de Minas Gerais, 0.46%(5)	265,909	655

Gerdau S.A., 7.13%(5)	222,739	1,066

Itau Unibanco Holding S.A.*	921,998	4,984

Itausa S.A.*	995,343	1,790

Petroleo Brasileiro S.A., 6.64%(5)	910,861	6,248

		18,060

Chile – 0.1%

Sociedad Quimica y Minera de Chile S.A., Class B, 1.03%(5)	27,594	1,641

Colombia – 0.1%

Bancolombia S.A., 13.06%(5)	78,728	524

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 2.2% (1) continued

Russia – 0.0%

Surgutneftegas PJSC, 1.38%(2) (5)	1,903,637	$—

South Korea – 0.6%

Hyundai Motor Co., 7.18%(5)	4,481	349

Hyundai Motor Co. (2nd Preferred), 7.18%(5)	7,327	575

LG Chem Ltd., 3.22%(5)	1,387	320

Samsung Electronics Co. Ltd., 2.65%(5)	158,521	6,400

		7,644

Total Preferred Stocks

(Cost $21,303)		27,869

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car S.A.*	1,257	4

Chile – 0.0%

Banco de Credito e Inversiones S.A.*	1,830	2

South Korea – 0.0%

CosmoAM&T Co. Ltd.*	242	5

Hanwha Ocean Co. Ltd.*	2,652	18

		23

Total Rights

(Cost $—)		29

INVESTMENT COMPANIES – 3.1%

iShares Core MSCI Emerging Markets ETF	115,000	5,473

iShares MSCI Emerging Markets ETF	275,000	10,436

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(6) (7)	24,547,190	24,547

Total Investment Companies

(Cost $40,959)		40,456

Total Investments – 99.9%

(Cost $973,466)		1,280,484

Other Assets less Liabilities – 0.1%		708

Net Assets – 100.0%		$1,281,192

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Alrosa PJSC	5/30/14-8/20/20	$775

MMC Norilsk Nickel PJSC	2/26/10-6/17/21	3,018

Polyus PJSC	11/30/17-3/25/21	1,046
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525

Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193

Severstal PAO	2/26/10-3/25/21	815

Severstal PAO GDR (Registered)	7/30/09	12

VTB Bank PJSC	4/21/16-8/20/20	818

VTB Bank PJSC GDR	5/11/07-10/28/09	80

VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91

(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2023 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	Hong Kong Dollar	16,539	United States Dollar	2,117	12/20/23	$ 1

Citibank	Indian Rupee	24,953	United States Dollar	300	12/20/23	1

Citibank	Korean Won	2,577,400	United States Dollar	1,951	12/20/23	38

JPMorgan Chase	Brazilian Real	6,964	United States Dollar	1,403	12/20/23	31

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Morgan Stanley	Taiwan Dollar	41,449	United States Dollar	1,306	12/20/23	$ 13

Subtotal Appreciation						84

BNP	South African Rand	1,583	United States Dollar	83	12/20/23	— *

JPMorgan Chase	United States Dollar	434	Taiwan Dollar	13,900	12/20/23	(1)

Morgan Stanley	United States Dollar	1,875	Korean Won	2,500,000	12/20/23	(18)

Subtotal Depreciation						(19)

Total						$ 65

*	Amount rounds to less than one thousand.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
MSCI Emerging Markets Index (United States Dollar)	658	$31,436	Long	12/23	$(956)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Hong Kong Dollar	21.9%

Indian Rupee	15.3

Taiwan Dollar	14.3

Korean Won	11.8

United States Dollar	5.8

Brazilian Real	5.2

All other currencies less than 5%	25.6

Total Investments	99.9

Other Assets less Liabilities	0.1

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on

See Notes to the Financial Statements.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$48,217	$—	$—	$48,217

Chile	4,700	—	—	4,700

China	29,345	340,746	—	370,091

Colombia	700	—	—	700

Egypt	102	1,099	—	1,201

India	1,587	193,649	—	195,236

Mexico	32,176	—	—	32,176

Peru	1,962	—	—	1,962

United Kingdom	1,301	155	—	1,456

United States	1,286	461	—	1,747

All Other Countries(1)	—	554,644	—	554,644

Total Common Stocks	121,376	1,090,754	—	1,212,130

Preferred Stocks:

South Korea	—	7,644	—	7,644

All Other Countries(1)	20,225	—	—	20,225

Total Preferred Stocks	20,225	7,644	—	27,869

Rights:

South Korea	—	23	—	23

All Other Countries(1)	6	—	—	6

Total Rights	6	23	—	29

Investment Companies	40,456	—	—	40,456

Total Investments	$182,063	$1,098,421	$—	$1,280,484

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$84	$—	$84

Liabilities

Forward Foreign Currency Exchange Contracts	—	(19)	—	(19)

Futures Contracts	(956)	—	—	(956)

Total Other Financial Instruments	$(956)	$65	$—	$(891)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1)

Australia – 4.5%

Abacus Group	244,463	$164

Arena REIT	205,797	446

BWP Trust	271,281	585

Centuria Industrial REIT	295,770	575

Centuria Office REIT	229,252	168

Charter Hall Long Wale REIT	357,000	741

Charter Hall Retail REIT	285,786	578

Charter Hall Social Infrastructure REIT	183,466	297

Dexus	601,429	2,828

Dexus Industria REIT	128,147	211

Goodman Group	948,908	13,145

GPT Group (The)	1,074,787	2,701

Growthpoint Properties Australia Ltd.	167,963	239

HomeCo Daily Needs REIT	856,504	630

Ingenia Communities Group	190,021	515

Lifestyle Communities Ltd.	48,152	500

Mirvac Group	2,209,933	3,037

National Storage REIT	682,732	959

Region RE Ltd.	652,210	846

Scentre Group	2,913,949	4,635

Stockland	1,337,781	3,386

Vicinity Ltd.	2,174,052	2,369

Waypoint REIT Ltd.	372,310	540

		40,095

Austria – 0.1%

CA Immobilien Anlagen A.G.	23,246	772

IMMOFINANZ A.G.*	19,853	385

		1,157

Belgium – 0.8%

Aedifica S.A.	25,888	1,471

Cofinimmo S.A.	19,168	1,315

Immobel S.A.	2,619	81

Intervest Offices & Warehouses N.V.	15,160	219

Montea N.V.	7,630	542

Retail Estates N.V.	5,741	343

Shurgard Self Storage Ltd.	14,993	594

Warehouses De Pauw - C.V.A.	93,268	2,299

Xior Student Housing N.V.	15,436	441

		7,305

Brazil – 0.3%

Aliansce Sonae Shopping Centers S.A.	238,759	1,074

Iguatemi S.A.	120,900	486

JHSF Participacoes S.A.	200,963	190

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Brazil – 0.3% continued

LOG Commercial Properties e Participacoes S.A.	30,200	$123

Multiplan Empreendimentos Imobiliarios S.A.*	163,372	801

		2,674

Canada – 1.4%

Allied Properties Real Estate Investment Trust	35,057	463

Artis Real Estate Investment Trust	32,666	155

Boardwalk Real Estate Investment Trust	12,449	612

BSR Real Estate Investment Trust	19,288	231

Canadian Apartment Properties REIT	46,102	1,530

Choice Properties Real Estate Investment Trust	87,132	813

Crombie Real Estate Investment Trust	28,281	260

CT Real Estate Investment Trust	29,047	293

Dream Industrial Real Estate Investment Trust	70,347	665

Dream Office Real Estate Investment Trust	6,828	49

First Capital Real Estate Investment Trust	59,848	586

Granite Real Estate Investment Trust	17,899	950

H&R Real Estate Investment Trust	71,072	483

InterRent Real Estate Investment Trust	37,739	347

Killam Apartment Real Estate Investment Trust	30,874	396

Minto Apartment Real Estate Investment Trust	10,902	109

Morguard North American Residential Real Estate Investment Trust	13,056	143

Nexus Industrial REIT	17,801	94

NorthWest Healthcare Properties Real Estate Investment Trust	65,543	245

Primaris Real Estate Investment Trust	26,957	268

RioCan Real Estate Investment Trust	84,014	1,118

Slate Grocery REIT, Class U	17,305	142

SmartCentres Real Estate Investment Trust	42,447	711

StorageVault Canada, Inc.	135,058	449

Tricon Residential, Inc.	142,465	1,053

		12,165

Chile – 0.1%

Parque Arauco S.A.	348,898	502

Plaza S.A.	207,684	285

		787

See Notes to the Financial Statements.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

China – 2.7%

Agile Group Holdings Ltd.*	1,031,226	$122

C&D International Investment Group Ltd.	406,162	986

China Jinmao Holdings Group Ltd.	3,156,000	403

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	263,100	445

China Overseas Grand Oceans Group Ltd.	1,007,500	418

China Overseas Land & Investment Ltd.	2,119,542	4,355

China Resources Land Ltd.	1,794,155	7,071

China South City Holdings Ltd.	3,132,000	182

China Vanke Co. Ltd., Class A	312,940	560

China Vanke Co. Ltd., Class H	1,262,141	1,379

Country Garden Holdings Co. Ltd.*	6,916,672	789

Gemdale Corp., Class A	163,300	152

Gemdale Properties & Investment Corp. Ltd.	3,134,000	129

Greentown China Holdings Ltd.	547,000	561

Guangzhou R&F Properties Co. Ltd., Class H*	927,802	149

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	102,100	135

Hopson Development Holdings Ltd.*	580,794	348

KWG Group Holdings Ltd.*	874,594	100

Longfor Group Holdings Ltd.	1,057,071	1,868

LVGEM China Real Estate Investment Co. Ltd.*	668,000	106

Midea Real Estate Holding Ltd.	149,000	116

Poly Developments and Holdings Group Co. Ltd., Class A	385,200	672

Poly Property Group Co. Ltd.	1,154,000	261

Powerlong Real Estate Holdings Ltd.*	681,000	81

Radiance Holdings Group Co. Ltd.*	365,000	141

Redco Properties Group Ltd.(2) *	468,000	76

Seazen Group Ltd.*	1,361,904	248

Seazen Holdings Co. Ltd., Class A*	77,900	141

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	142,216	127

Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	118

Shenzhen Investment Ltd.	1,551,191	247

Shui On Land Ltd.	1,861,277	168

Sino-Ocean Group Holding Ltd.*	1,672,000	98

SOHO China Ltd.*	1,142,256	133

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

China – 2.7% continued

Yanlord Land Group Ltd.*	355,700	$171

Yuexiu Property Co. Ltd.	877,674	1,001

		24,057

Egypt – 0.0%

Heliopolis Housing	248,106	90

Talaat Moustafa Group	492,541	219

		309

Finland – 0.1%

Citycon OYJ*	45,854	257

Kojamo OYJ	67,925	599

		856

France – 1.4%

Altarea S.C.A.	2,345	215

Carmila S.A.*	35,448	530

Covivio S.A./France	27,247	1,209

Gecina S.A.	25,951	2,643

ICADE	19,026	627

Klepierre S.A.	120,704	2,955

Mercialys S.A.	53,164	479

Nexity S.A.	23,241	342

Unibail-Rodamco-Westfield*	66,050	3,251

		12,251

Germany – 1.8%

Aroundtown S.A.*	465,423	970

Deutsche EuroShop A.G.	7,650	148

DIC Asset A.G.	25,512	106

Grand City Properties S.A.*	43,553	412

Hamborner REIT A.G.	40,802	278

LEG Immobilien S.E.*	41,638	2,876

Sirius Real Estate Ltd.	633,291	664

TAG Immobilien A.G.*	91,765	963

VIB Vermoegen A.G.*	4,594	64

Vonovia S.E.	410,990	9,905

		16,386

Greece – 0.0%

LAMDA Development S.A.*	40,165	260

Guernsey – 0.0%

Balanced Commercial Property Trust Ltd.	397,624	329

Hong Kong – 4.2%

Champion REIT	1,317,846	432

Chinese Estates Holdings Ltd.*	260,000	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Hong Kong – 4.2% continued

CK Asset Holdings Ltd.	1,106,500	$5,820

Cosmopolitan International Holdings Ltd.*	702,000	99

Far East Consortium International Ltd.	736,506	152

Fortune Real Estate Investment Trust	832,000	499

Hang Lung Group Ltd.	465,000	652

Hang Lung Properties Ltd.	992,452	1,349

Henderson Land Development Co. Ltd.	816,555	2,139

Hongkong Land Holdings Ltd.	622,018	2,217

Hysan Development Co. Ltd.	340,045	655

K Wah International Holdings Ltd.	674,802	190

Kerry Properties Ltd.	320,099	544

Link REIT	1,416,326	6,904

Shun Tak Holdings Ltd.*	630,000	91

Sino Land Co. Ltd.	2,062,745	2,321

Sun Hung Kai Properties Ltd.	809,425	8,609

Sunlight Real Estate Investment Trust	559,000	175

Swire Properties Ltd.	643,800	1,343

Wharf Real Estate Investment Co. Ltd.	938,317	3,621

Yuexiu Real Estate Investment Trust	1,391,477	235

		38,099

India – 1.1%

Anant Raj Ltd.	45,792	121

Brigade Enterprises Ltd.	64,554	441

Brookfield India Real Estate Trust	107,237	311

DLF Ltd.	348,818	2,228

Embassy Office Parks REIT	287,450	1,040

Godrej Properties Ltd.*	69,602	1,301

Indiabulls Real Estate Ltd.*	264,551	265

Mahindra Lifespace Developers Ltd.	45,500	300

Mindspace Business Parks REIT	115,484	434

NESCO Ltd.	10,038	83

Nexus Select Trust*	254,338	380

Oberoi Realty Ltd.	69,921	975

Phoenix Mills (The) Ltd.	56,353	1,232

Prestige Estates Projects Ltd.	77,902	565

Sunteck Realty Ltd.	22,794	123

		9,799

Indonesia – 0.1%

Ciputra Development Tbk PT	5,531,536	365

Lippo Karawaci Tbk PT*	17,425,210	106

Pakuwon Jati Tbk PT	9,567,540	271

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Indonesia – 0.1% continued

Rimo International Lestari Tbk PT(2) *	42,545,100	$—

Summarecon Agung Tbk PT	5,574,496	207

		949

Ireland – 0.0%

Irish Residential Properties REIT PLC	264,105	258

Israel – 0.7%

Africa Israel Residences Ltd.	3,169	165

Amot Investments Ltd.	129,626	627

Aura Investments Ltd.	92,609	216

Azrieli Group Ltd.	23,376	1,197

Blue Square Real Estate Ltd.	2,832	162

Electra Real Estate Ltd.	13,026	125

Israel Canada T.R Ltd.	73,144	182

Isras Investment Co. Ltd.	1,223	228

Mega Or Holdings Ltd.*	12,566	225

Melisron Ltd.	14,407	899

Mivne Real Estate KD Ltd.	353,515	849

Prashkovsky Investments and

Construction Ltd.	4,581	101

Property & Building Corp. Ltd.*	1,473	65

REIT 1 Ltd.	107,944	440

Sella Capital Real Estate Ltd.	123,208	255

Summit Real Estate Holdings Ltd.	22,951	295

YH Dimri Construction & Development Ltd.	4,381	285

		6,316

Italy – 0.0%

Cromwell European Real Estate

Investment Trust	197,871	268

Japan – 10.3%

Activia Properties, Inc.	380	1,049

Advance Logistics Investment Corp.	343	289

Advance Residence Investment Corp.	740	1,678

Aeon Mall Co. Ltd.	51,466	606

AEON REIT Investment Corp.	972	953

Comforia Residential REIT, Inc.	368	816

CRE Logistics REIT, Inc.	347	381

Daiwa House Industry Co. Ltd.	332,200	8,921

Daiwa House REIT Investment Corp.	1,244	2,195

Daiwa Office Investment Corp.	158	706

Daiwa Securities Living Investments Corp.	1,049	778

Frontier Real Estate Investment Corp.	271	829

Fukuoka REIT Corp.	353	376

See Notes to the Financial Statements.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Japan – 10.3% continued

Global One Real Estate Investment Corp.	562	$432

GLP J-REIT	2,614	2,339

Goldcrest Co. Ltd.	8,800	131

Hankyu Hanshin REIT, Inc.	357	337

Heiwa Real Estate Co. Ltd.	16,000	426

Heiwa Real Estate REIT, Inc.	557	545

Hoshino Resorts REIT, Inc.	138	605

Hulic Co. Ltd.	213,240	1,912

Hulic REIT, Inc.	717	766

Ichigo Office REIT Investment Corp.	620	363

Ichigo, Inc.	138,500	301

Industrial & Infrastructure Fund Investment Corp.	1,120	1,036

Invincible Investment Corp.	3,754	1,552

Japan Excellent, Inc.	650	575

Japan Hotel REIT Investment Corp.	2,472	1,294

Japan Logistics Fund, Inc.	488	946

Japan Metropolitan Fund Invest	3,926	2,548

Japan Prime Realty Investment Corp.	466	1,125

Japan Real Estate Investment Corp.	719	2,804

Katitas Co. Ltd.	28,800	419

Keihanshin Building Co. Ltd.	17,300	159

Kenedix Office Investment Corp.	466	1,079

Kenedix Residential Next Investment Corp.	600	916

Kenedix Retail REIT Corp.	330	638

LaSalle Logiport REIT	1,013	974

Leopalace21 Corp.*	93,300	204

Mirai Corp.	992	315

Mitsubishi Estate Co. Ltd.	630,380	8,241

Mitsubishi Estate Logistics REIT Investment Corp.	275	691

Mitsui Fudosan Co. Ltd.	497,762	10,963

Mitsui Fudosan Logistics Park, Inc.	304	958

Mori Hills REIT Investment Corp.	844	800

Mori Trust REIT, Inc.	1,376	670

Nippon Accommodations Fund, Inc.	281	1,186

Nippon Building Fund, Inc.	860	3,487

Nippon Prologis REIT, Inc.	1,270	2,382

NIPPON REIT Investment Corp.	247	590

Nomura Real Estate Holdings, Inc.	62,400	1,566

Nomura Real Estate Master Fund, Inc.	2,399	2,691

NTT UD REIT Investment Corp.	770	711

One REIT, Inc.	130	225

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Japan – 10.3% continued

Orix JREIT, Inc.	1,462	$1,755

SAMTY Co. Ltd.	13,400	213

Samty Residential Investment Corp.	245	189

Sekisui House REIT, Inc.	2,361	1,318

SOSiLA Logistics REIT, Inc.	366	302

Star Asia Investment Corp.	1,272	492

Starts Proceed Investment Corp.	130	190

Sumitomo Realty & Development Co. Ltd.	159,225	4,136

Sun Frontier Fudousan Co. Ltd.	14,800	149

Takara Leben Real Estate Investment Corp.	375	244

TKP Corp.*	10,400	181

Tokyo Tatemono Co. Ltd.	107,200	1,482

Tokyu REIT, Inc.	484	591

Tosei Corp.	16,100	208

United Urban Investment Corp.	1,562	1,626

		92,555

Kuwait – 0.2%

Commercial Real Estate Co. K.S.C.	811,647	259

Mabanee Co. KPSC	372,888	995

National Real Estate Co. KPSC*	617,449	144

Salhia Real Estate Co. K.S.C.P.	233,404	315

		1,713

Malaysia – 0.2%

Axis Real Estate Investment Trust	758,300	297

Eco World Development Group Bhd.	486,700	112

IOI Properties Group Bhd.	778,800	275

Matrix Concepts Holdings Bhd.	556,100	177

Sime Darby Property Bhd.	1,306,100	193

SP Setia Bhd. Group	897,869	196

Sunway Real Estate Investment Trust	983,000	305

		1,555

Mexico – 0.8%

Concentradora Fibra Danhos S.A. de C.V.	177,553	199

Corp. Inmobiliaria Vesta S.A.B. de C.V.	460,500	1,516

FIBRA Macquarie Mexico	428,420	719

Fibra Uno Administracion S.A. de C.V.	1,614,433	2,701

Prologis Property Mexico S.A. de C.V.	390,814	1,347

TF Administradora Industrial S de RL de C.V.	437,400	774

		7,256

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Netherlands – 0.1%

Eurocommercial Properties N.V.	24,055	$533

NSI N.V.	10,980	208

Vastned Retail N.V.	6,166	126

Wereldhave N.V.	17,629	280

		1,147

New Zealand – 0.1%

Goodman Property Trust	610,943	774

Kiwi Property Group Ltd.	909,665	461

		1,235

Norway – 0.0%

Entra ASA	41,702	356

Philippines – 0.7%

AREIT, Inc.	441,100	256

Ayala Land, Inc.	3,746,281	1,949

Megaworld Corp.	5,864,001	209

MREIT, Inc.	560,500	121

Robinsons Land Corp.	1,194,896	321

SM Prime Holdings, Inc.	5,648,653	3,015

		5,871

Qatar – 0.1%

Barwa Real Estate Co.	1,173,054	832

United Development Co. QSC	944,423	279

		1,111

Romania – 0.2%

NEPI Rockcastle N.V.*	268,759	1,476

Russia – 0.0%

LSR Group PJSC(2)	30,351	—

Saudi Arabia – 0.4%

Alandalus Property Co.	26,751	157

Arriyadh Development Co.	45,456	257

Dar Al Arkan Real Estate Development Co.*	291,450	1,225

Emaar Economic City*	224,250	479

Jadwa REIT Saudi Fund	97,268	324

Retal Urban Development Co.	86,947	207

Riyad REIT Fund	77,756	175

Saudi Real Estate Co.*	83,604	304

		3,128

Singapore – 3.1%

AIMS APAC REIT	346,182	329

CapitaLand Ascendas REIT	2,082,034	4,185

CapitaLand Ascott Trust	1,234,714	866

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Singapore – 3.1% continued

CapitaLand China Trust	670,027	$434

Capitaland India Trust	590,355	453

CapitaLand Integrated Commercial Trust	2,993,614	4,040

CDL Hospitality Trusts	504,752	383

City Developments Ltd.	284,200	1,369

Digital Core REIT Management Pte Ltd.	430,100	228

ESR-LOGOS REIT	4,034,174	825

Far East Hospitality Trust	562,203	261

Frasers Centrepoint Trust	562,009	899

Frasers Hospitality Trust	431,800	160

Frasers Logistics & Commercial Trust	1,634,546	1,278

Hong Fok Corp. Ltd.	164,700	109

Keppel DC REIT	764,234	1,164

Keppel REIT	1,137,320	711

Lendlease Global Commercial REIT	953,066	379

Mapletree Industrial Trust	1,180,632	1,950

Mapletree Logistics Trust	1,966,626	2,413

Mapletree Pan Asia Commercial Trust	1,340,261	1,402

Parkway Life Real Estate Investment Trust	228,200	616

Sasseur Real Estate Investment Trust	299,700	148

SPH REIT	651,900	398

Starhill Global REIT	871,690	309

Suntec Real Estate Investment Trust	1,162,691	985

UOL Group Ltd.	253,397	1,184

		27,478

South Africa – 0.4%

Burstone Group Limited	338,251	133

Equites Property Fund Ltd.	436,589	290

Fortress Real Estate Investments Ltd.*	640,694	435

Fortress Real Estate Investments Ltd., Class B*	453,630	146

Growthpoint Properties Ltd.	1,940,698	1,081

Hyprop Investments Ltd.	210,510	354

Redefine Properties Ltd.	3,729,870	698

Resilient REIT Ltd.	177,520	366

Vukile Property Fund Ltd.	458,011	316

		3,819

South Korea – 0.1%

ESR Kendall Square REIT Co. Ltd.	76,209	214

JR Global REIT	98,449	297

LOTTE REIT Co. Ltd.	62,016	150

See Notes to the Financial Statements.

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

South Korea – 0.1% continued

SK D&D Co. Ltd.	4,890	$103

SK REITs Co. Ltd.	66,981	208

		972

Spain – 0.3%

Aedas Homes S.A.	6,611	113

Inmobiliaria Colonial Socimi S.A.	150,086	850

Lar Espana Real Estate Socimi S.A.	26,044	152

Merlin Properties Socimi S.A.	186,311	1,564

		2,679

Sweden – 1.4%

Atrium Ljungberg AB, Class B	29,643	483

Castellum AB	217,423	2,216

Catena AB	17,629	613

Cibus Nordic Real Estate AB	26,662	264

Corem Property Group AB, Class B	257,171	142

Dios Fastigheter AB	54,262	310

Fabege AB	129,882	1,033

Fastighets AB Balder, Class B*	366,074	1,639

Hufvudstaden AB, Class A	64,572	713

NP3 Fastigheter AB	15,353	222

Nyfosa AB	82,431	442

Pandox AB	49,898	529

Platzer Fastigheter Holding AB, Class B	30,788	189

Sagax AB, Class B	110,431	2,101

Samhallsbyggnadsbolaget i Norden AB	451,875	165

Wallenstam AB, Class B	203,444	678

Wihlborgs Fastigheter AB	157,146	1,097

		12,836

Switzerland – 1.2%

Allreal Holding A.G. (Registered)	8,502	1,354

Intershop Holding A.G.	569	377

IWG PLC*	428,626	740

Mobimo Holding A.G. (Registered)	4,021	1,077

PSP Swiss Property A.G. (Registered)	25,558	3,015

Swiss Prime Site A.G. (Registered)	43,187	3,952

		10,515

Taiwan – 0.4%

Cathay Real Estate Development Co. Ltd.	278,000	130

Chong Hong Construction Co. Ltd.	98,000	225

Farglory Land Development Co. Ltd.	128,000	229

Highwealth Construction Corp.	714,194	873

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Taiwan – 0.4% continued

Huaku Development Co. Ltd.	128,000	$356

Kindom Development Co. Ltd.	207,900	213

Prince Housing & Development Corp.	502,000	166

Ruentex Development Co. Ltd.*	872,955	952

Sakura Development Co. Ltd.	115,918	150

		3,294

Thailand – 0.6%

Amata Corp. PCL NVDR	458,235	307

AP Thailand PCL (Registered)	441,405	143

AP Thailand PCL NVDR	861,304	279

Central Pattana PCL (Registered)	581,626	1,010

Central Pattana PCL NVDR	556,098	964

Land & Houses PCL NVDR	4,680,300	1,002

Origin Property PCL NVDR	475,400	130

Pruksa Holding PCL NVDR	239,100	84

Quality Houses PCL NVDR	4,349,400	267

Sansiri PCL NVDR	6,961,466	323

SC Asset Corp. PCL (Registered)	747,984	80

SC Asset Corp. PCL NVDR(3)	4,424	—

Supalai PCL (Registered)	280,445	155

Supalai PCL NVDR	471,800	260

WHA Corp. PCL NVDR	4,536,500	654

		5,658

Turkey – 0.0%

Is Gayrimenkul Yatirim Ortakligi A.S.*	181,528	156

Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	105

		261

United Arab Emirates – 0.4%

Aldar Properties PJSC	2,162,388	3,391

Deyaar Development PJSC*	598,845	110

		3,501

United Kingdom – 3.2%

Assura PLC	1,628,081	838

Big Yellow Group PLC	96,558	1,101

British Land (The) Co. PLC	495,083	1,902

CLS Holdings PLC	96,008	138

Custodian Property Income REIT PLC	223,786	224

Derwent London PLC	54,135	1,265

Empiric Student Property PLC	320,747	349

Grainger PLC	386,136	1,099

Great Portland Estates PLC	112,346	572

Hammerson PLC	2,192,409	670

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United Kingdom – 3.2% continued

Home REIT PLC(2)	484,349	$206

Impact Healthcare REIT PLC	181,679	183

Land Securities Group PLC	394,774	2,823

LondonMetric Property PLC	609,891	1,276

LXI REIT PLC	890,499	981

Picton Property Income Ltd.	315,890	262

Primary Health Properties PLC	732,282	830

PRS REIT (The) PLC	287,116	239

Safestore Holdings PLC	119,748	1,074

Segro PLC	649,716	5,668

Shaftesbury Capital PLC	804,540	1,121

Supermarket Income REIT PLC	687,417	636

Target Healthcare REIT PLC	362,176	335

Tritax Big Box REIT PLC	1,052,347	1,794

UK Commercial Property REIT Ltd.	421,383	273

UNITE Group (The) PLC	191,656	2,088

Urban Logistics REIT PLC	276,612	369

Warehouse REIT PLC	233,910	233

Workspace Group PLC	78,625	468

		29,017

United States – 54.6%

Acadia Realty Trust	52,200	749

Agree Realty Corp.	51,796	2,861

Alexander & Baldwin, Inc.	40,044	670

Alexander’s, Inc.	1,333	243

Alexandria Real Estate Equities, Inc.	92,107	9,220

American Assets Trust, Inc.	28,403	552

American Homes 4 Rent, Class A	182,478	6,148

Americold Realty Trust, Inc.	150,643	4,581

Apartment Income REIT Corp.	83,945	2,577

Apartment Investment and Management Co., Class A*	74,286	505

Apple Hospitality REIT, Inc.	123,330	1,892

AvalonBay Communities, Inc.	79,332	13,624

Boston Properties, Inc.	83,491	4,966

Brandywine Realty Trust	94,616	430

Brixmor Property Group, Inc.	169,471	3,522

Broadstone Net Lease, Inc.	106,111	1,517

Camden Property Trust	59,934	5,669

CareTrust REIT, Inc.	55,021	1,128

CBL & Associates Properties, Inc.	6,148	129

Centerspace	8,351	503

Chatham Lodging Trust	25,684	246

Community Healthcare Trust, Inc.	13,997	416

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United States – 54.6% continued

COPT Defense Properties	62,076	$1,479

Cousins Properties, Inc.	83,483	1,701

CubeSmart	125,419	4,782

DiamondRock Hospitality Co.	116,491	935

Digital Realty Trust, Inc.	163,185	19,749

DigitalBridge Group, Inc.	92,348	1,623

Diversified Healthcare Trust	93,414	181

Douglas Emmett, Inc.	96,833	1,236

Eagle Hospitality Trust(2) *	496,400	—

Easterly Government Properties, Inc.	50,793	581

EastGroup Properties, Inc.	24,685	4,111

Elme Communities	48,433	661

Empire State Realty Trust, Inc., Class A	79,676	641

Equinix, Inc.	52,294	37,979

Equity Commonwealth	61,301	1,126

Equity Commonwealth(2)	75,000	—

Equity LifeStyle Properties, Inc.	99,412	6,334

Equity Residential	201,821	11,849

Essex Property Trust, Inc.	35,845	7,602

Extra Space Storage, Inc.	118,418	14,397

Federal Realty Investment Trust	41,145	3,729

First Industrial Realty Trust, Inc.	73,878	3,516

Four Corners Property Trust, Inc.	47,431	1,053

FRP Holdings, Inc.*	4,284	231

Getty Realty Corp.	26,114	724

Gladstone Commercial Corp.	23,642	287

Global Medical REIT, Inc.	33,803	303

Global Net Lease, Inc.	105,767	1,016

Healthcare Realty Trust, Inc.	212,703	3,248

Healthpeak Properties, Inc.	305,591	5,611

Highwoods Properties, Inc.	60,324	1,243

Host Hotels & Resorts, Inc.	397,357	6,386

Howard Hughes Holdings, Inc.*	19,248	1,427

Hudson Pacific Properties, Inc.	70,705	470

Independence Realty Trust, Inc.	126,054	1,774

Innovative Industrial Properties, Inc.	15,387	1,164

InvenTrust Properties Corp.	39,034	929

Invitation Homes, Inc.	343,021	10,870

Iron Mountain, Inc.	163,473	9,718

JBG SMITH Properties	59,010	853

Kennedy-Wilson Holdings, Inc.	61,796	911

Kilroy Realty Corp.	61,388	1,940

Kimco Realty Corp.	346,929	6,102

Kite Realty Group Trust	123,135	2,638

See Notes to the Financial Statements.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United States – 54.6% continued

LTC Properties, Inc.	22,889	$735

LXP Industrial Trust	161,345	1,436

Macerich (The) Co.	119,662	1,306

Medical Properties Trust, Inc.	335,311	1,827

Mid-America Apartment Communities, Inc.	65,502	8,427

National Health Investors, Inc.	23,913	1,228

National Storage Affiliates Trust	46,242	1,468

NETSTREIT Corp.	33,424	521

NexPoint Residential Trust, Inc.	12,949	417

NNN REIT, Inc.	102,101	3,608

Office Properties Income Trust	26,757	110

Omega Healthcare Investors, Inc.	130,775	4,337

One Liberty Properties, Inc.	10,362	196

Orion Office REIT, Inc.	29,337	153

Paramount Group, Inc.	88,073	407

Park Hotels & Resorts, Inc.	120,122	1,480

Peakstone Realty Trust	19,914	331

Pebblebrook Hotel Trust	68,761	934

Phillips Edison & Co., Inc.	66,017	2,214

Physicians Realty Trust	134,895	1,644

Piedmont Office Realty Trust, Inc., Class A	68,062	383

Plymouth Industrial REIT, Inc.	21,256	445

Prologis, Inc.	516,401	57,945

Public Storage	88,644	23,359

Realty Income Corp.	376,083	18,782

Regency Centers Corp.	92,558	5,502

Retail Opportunity Investments Corp.	68,779	851

Rexford Industrial Realty, Inc.	111,972	5,526

RLJ Lodging Trust	92,542	906

RPT Realty	47,483	501

Ryman Hospitality Properties, Inc.	31,614	2,633

Sabra Health Care REIT, Inc.	127,326	1,775

Saul Centers, Inc.	7,283	257

Seritage Growth Properties, Class A*	20,043	155

Service Properties Trust	91,338	702

Simon Property Group, Inc.	183,075	19,778

SITE Centers Corp.	108,079	1,333

SL Green Realty Corp.	35,580	1,327

Spirit Realty Capital, Inc.	79,668	2,671

St. Joe (The) Co.	19,251	1,046

STAG Industrial, Inc.	99,813	3,445

Summit Hotel Properties, Inc.	58,686	340

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United States – 54.6% continued

Sun Communities, Inc.	69,755	$8,255

Sunstone Hotel Investors, Inc.	108,932	1,019

Tanger Factory Outlet Centers, Inc.	59,331	1,341

Terreno Realty Corp.	46,395	2,635

UDR, Inc.	175,558	6,262

UMH Properties, Inc.	31,755	445

Universal Health Realty Income Trust	7,322	296

Urban Edge Properties	64,864	990

Ventas, Inc.	224,130	9,443

Veris Residential, Inc.	41,887	691

Vornado Realty Trust	91,900	2,084

Welltower, Inc.	278,022	22,776

Whitestone REIT	25,455	245

WP Carey, Inc.	120,008	6,490

Xenia Hotels & Resorts, Inc.	63,475	748

		491,419

Total Common Stocks

(Cost $742,439)		883,172

INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	6,603,483	6,603

Total Investment Companies

(Cost $6,603)		6,603

Total Investments – 98.9%

(Cost $749,042)		889,775

Other Assets less Liabilities – 1.1%		10,317

Net Assets – 100.0%		$900,092

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	Hong Kong Dollar	5,891	United States Dollar	754	12/20/23	$ — *

Citibank	Canadian Dollar	240	United States Dollar	177	12/20/23	— *

Citibank	Indian Rupee	25,000	United States Dollar	300	12/20/23	1

Citibank	Korean Won	730,170	United States Dollar	553	12/20/23	11

Citibank	United States Dollar	130	Swedish Krona	1,439	12/20/23	3

JPMorgan Chase	Brazilian Real	1,400	United States Dollar	282	12/20/23	6

Morgan Stanley	Taiwan Dollar	21,260	United States Dollar	670	12/20/23	7

Toronto-Dominion Bank	British Pound	644	United States Dollar	801	12/20/23	16

Toronto-Dominion Bank	Euro	1,951	United States Dollar	2,091	12/20/23	20

Toronto-Dominion Bank	Japanese Yen	55,130	United States Dollar	379	12/20/23	5

UBS	Swiss Franc	820	United States Dollar	927	12/20/23	22

Subtotal Appreciation						91

BNP	United States Dollar	191	Singapore Dollar	259	12/20/23	(1)

BNP	United States Dollar	266	Taiwan Dollar	8,440	12/20/23	(3)

Citibank	United States Dollar	237	Australian Dollar	366	12/20/23	(1)

Goldman Sachs	Norwegian Krone	860	United States Dollar	80	12/20/23	— *

JPMorgan Chase	United States Dollar	660	Korean Won	880,000	12/20/23	(6)

Morgan Stanley	United States Dollar	174	Korean Won	230,000	12/20/23	(4)

Subtotal Depreciation						(15)

Total						$ 76

*	Amount rounds to less than one thousand.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	8	$1,730	Long	12/23	$(57)

E-Mini S&P MidCap 400 (United States Dollar)	28	7,057	Long	12/23	(208)

MSCI EAFE Index (United States Dollar)	39	3,981	Long	12/23	(105)

MSCI Emerging Markets Index (United States Dollar)	42	2,007	Long	12/23	(50)

S&P/TSX 60 Index (Canadian Dollar)	14	2,425	Long	12/23	(64)

Total					$(484)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	55.6%

Japanese Yen	10.3

Hong Kong Dollar	6.4

All other currencies less than 5%	26.6

Total Investments	98.9

Other Assets less Liabilities	1.1

Net Assets	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$2,674	$—	$—	$2,674

Canada	12,165	—	—	12,165

Chile	787	—	—	787

China	—	23,981	76	24,057

Egypt	309	—	—	309

Mexico	7,256	—	—	7,256

United Kingdom	—	28,811	206	29,017

United States	491,419	—	—	491,419

All Other Countries(1)	—	315,488	—	315,488

Total Common Stocks	514,610	368,280	282	883,172

Investment Companies	6,603	—	—	6,603

Total Investments	$521,213	$368,280	$282	$889,775

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$91	$—	$91

Liabilities

Forward Foreign Currency Exchange Contracts	—	(15)	—	(15)

Futures Contracts	(484)	—	—	(484)

Total Other Financial Instruments	$(484)	$76	$—	$(408)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUNDUITY FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1)

Australia – 1.6%

ANZ Group Holdings Ltd.	179,410	$2,952

APA Group	72,033	384

Aristocrat Leisure Ltd.	34,221	898

ASX Ltd.	12,097	442

Aurizon Holdings Ltd.	118,540	266

BlueScope Steel Ltd.	28,451	355

Brambles Ltd.	83,769	771

Cochlear Ltd.	3,933	645

Coles Group Ltd.	80,878	805

Computershare Ltd.	34,605	579

Dexus	51,687	243

EBOS Group Ltd.	9,354	190

Endeavour Group Ltd.	91,236	309

Fortescue Metals Group Ltd.	101,081	1,356

Goodman Group	101,369	1,404

GPT Group (The)	88,156	222

IDP Education Ltd.	15,396	211

IGO Ltd.	40,555	330

Lendlease Corp. Ltd.	45,558	211

Macquarie Group Ltd.	21,636	2,328

Mineral Resources Ltd.	10,503	455

Mirvac Group	242,682	333

Newcrest Mining Ltd.	53,732	851

Northern Star Resources Ltd.	68,389	458

Orica Ltd.	29,015	291

Pilbara Minerals Ltd.	157,369	433

QBE Insurance Group Ltd.	89,054	901

Ramsay Health Care Ltd.	9,610	320

REA Group Ltd.	3,088	306

Scentre Group	339,396	540

SEEK Ltd.	18,501	262

Sonic Healthcare Ltd.	26,281	503

Stockland	147,951	374

Suncorp Group Ltd.	73,526	663

Telstra Group Ltd.	253,550	627

Transurban Group	178,918	1,457

Vicinity Ltd.	259,070	282

Woodside Energy Group Ltd.	112,631	2,624

		26,581

Austria – 0.1%

Mondi PLC	25,151	420

OMV A.G.	9,067	433

Verbund A.G.	4,000	325

		1,178

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Belgium – 0.1%

KBC Group N.V.	15,004	$936

Umicore S.A.	10,392	246

		1,182

Brazil – 0.3%

MercadoLibre, Inc.*	2,678	3,396

Wheaton Precious Metals Corp.	27,114	1,100

		4,496

Burkina Faso – 0.0%

Endeavour Mining PLC	8,503	164

Canada – 3.1%

Agnico Eagle Mines Ltd.	29,935	1,360

Algonquin Power & Utilities Corp.	38,820	230

Alimentation Couche-Tard, Inc.	45,814	2,327

Bank of Montreal	42,745	3,606

Bank of Nova Scotia (The)	71,318	3,197

Brookfield Corp.	84,346	2,637

CAE, Inc.*	19,007	444

Cameco Corp.	25,616	1,016

Canadian Apartment Properties REIT	5,947	197

Canadian National Railway Co.	33,558	3,634

Canadian Tire Corp. Ltd., Class A	3,245	349

Dollarama, Inc.	16,681	1,149

Enbridge, Inc.	126,215	4,186

FirstService Corp.	2,432	354

Fortis, Inc.	25,931	985

Gildan Activewear, Inc.	11,066	310

Hydro One Ltd.	19,039	485

Intact Financial Corp.	10,382	1,514

Ivanhoe Mines Ltd., Class A*	36,519	313

Keyera Corp.	14,028	329

Kinross Gold Corp.	66,926	305

Magna International, Inc.	16,270	872

Metro, Inc.	14,043	729

National Bank of Canada	20,059	1,333

Nutrien Ltd.	29,572	1,826

Open Text Corp.	16,437	577

Parkland Corp.	7,890	231

Pembina Pipeline Corp.	34,111	1,026

RB Global, Inc.	10,927	684

RioCan Real Estate Investment Trust	12,813	171

Rogers Communications, Inc., Class B	20,403	783

Shopify, Inc., Class A*	71,245	3,889

Sun Life Financial, Inc.	34,623	1,689

See Notes to the Financial Statements.

EQUITY FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Canada – 3.1% continued

TELUS Corp. (Toronto Exchange)	31,420	$513

Thomson Reuters Corp.	9,760	1,194

Toromont Industries Ltd.	4,533	369

Toronto-Dominion Bank (The)	109,322	6,586

West Fraser Timber Co. Ltd.	3,406	247

		51,646

Chile – 0.0%

Antofagasta PLC	23,622	409

Lundin Mining Corp.	39,697	296

		705

China – 0.4%

BOC Hong Kong Holdings Ltd.	236,000	644

NXP Semiconductors N.V.	15,438	3,086

Prosus N.V.*	90,643	2,671

		6,401

Denmark – 1.6%

AP Moller - Maersk A/S, Class A	89	158

AP Moller - Maersk A/S, Class B	377	679

Chr Hansen Holding A/S	6,349	388

Coloplast A/S, Class B	8,104	855

DSV A/S	11,078	2,065

Genmab A/S*	3,912	1,384

Novo Nordisk A/S, Class B	193,402	17,593

Novozymes A/S, Class B	12,514	505

Orsted A/S(2)	11,366	619

Pandora A/S	5,053	521

ROCKWOOL A/S, Class B	579	140

Vestas Wind Systems A/S*	60,187	1,285

		26,192

Finland – 0.4%

Elisa OYJ	7,179	333

Kesko OYJ, Class B	16,640	298

Metso OYJ	39,504	414

Neste OYJ	25,415	863

Nokia OYJ	323,666	1,217

Nordea Bank Abp	189,624	2,084

Stora Enso OYJ (Registered)	31,649	396

UPM-Kymmene OYJ	32,653	1,117

Wartsila OYJ Abp	28,457	322

		7,044

France – 3.1%

Aeroports de Paris S.A.	1,731	204

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

France – 3.1% continued

AXA S.A.	108,974	$3,228

BNP Paribas S.A.	62,135	3,956

Bouygues S.A.	9,983	349

Carrefour S.A.	36,097	621

Cie Generale des Etablissements Michelin S.C.A.	40,375	1,237

Credit Agricole S.A.	72,909	897

Danone S.A.	38,452	2,118

Dassault Systemes S.E.	40,033	1,488

Eiffage S.A.	4,721	448

Gecina S.A.	3,291	335

Getlink S.E.	22,412	357

Hermes International S.C.A.	1,876	3,410

Kering S.A.	4,462	2,029

Klepierre S.A.	13,604	333

L’Oreal S.A.	14,306	5,925

LVMH Moet Hennessy Louis Vuitton S.E.	16,408	12,379

Orange S.A.	103,489	1,188

SEB S.A.(3)	1	—

Societe Generale S.A.	42,322	1,024

Teleperformance S.E.	3,110	389

TotalEnergies S.E.	133,187	8,765

Valeo S.E.	10,677	183

Worldline S.A.(2) *	14,753	412

		51,275

Germany – 1.2%

adidas A.G.	9,677	1,704

Bayerische Motoren Werke A.G.	17,978	1,831

Beiersdorf A.G.	5,996	774

Brenntag S.E.	8,617	669

Commerzbank A.G.	63,502	725

Covestro A.G.*	11,437	617

Deutsche Boerse A.G.	11,052	1,910

Deutsche Lufthansa A.G. (Registered)*	35,204	280

Deutsche Post A.G.	59,367	2,420

Evonik Industries A.G.	10,443	191

GEA Group A.G.	9,865	365

Heidelberg Materials A.G.	8,734	679

HelloFresh S.E.*	8,136	243

Henkel A.G. & Co. KGaA	8,588	542

Knorr-Bremse A.G.	4,520	287

LEG Immobilien S.E.*	3,883	268

Merck KGaA	7,402	1,237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Germany – 1.2% continued

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	8,149	$3,179

Puma S.E.	6,443	401

Symrise A.G.	8,048	769

Telefonica Deutschland Holding A.G.	51,399	92

Vonovia S.E.	44,382	1,070

Zalando S.E.(2) *	13,529	302

		20,555

Hong Kong – 0.6%

AIA Group Ltd.	688,600	5,570

Hang Seng Bank Ltd.	39,678	493

HKT Trust & HKT Ltd.	220,000	229

Hong Kong & China Gas Co. Ltd.	570,463	397

MTR Corp. Ltd.	81,126	320

Prudential PLC	164,476	1,771

Sino Land Co. Ltd.	198,866	224

Swire Pacific Ltd., Class A	27,500	186

Swire Properties Ltd.	92,878	194

WH Group Ltd.(2)	553,000	289

		9,673

Ireland – 0.1%

Kerry Group PLC, Class A	9,689	809

Kingspan Group PLC	8,862	660

Smurfit Kappa Group PLC	16,018	530

		1,999

Israel – 0.0%

Bank Leumi Le-Israel B.M.	90,768	751

Italy – 0.5%

Assicurazioni Generali S.p.A.	60,324	1,233

Coca-Cola HBC A.G. - CDI*	12,973	355

Enel S.p.A.	485,863	2,981

FinecoBank Banca Fineco S.p.A.	35,790	435

Mediobanca Banca di Credito Finanziario S.p.A.	32,085	425

Moncler S.p.A.	12,126	704

Nexi S.p.A.*	38,500	235

Poste Italiane S.p.A.	30,447	320

Prysmian S.p.A.	15,646	628

Terna - Rete Elettrica Nazionale	81,680	614

		7,930

Japan – 6.4%

Advantest Corp.	45,600	1,268

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Japan – 6.4% continued

Aeon Co. Ltd.	36,600	$725

Ajinomoto Co., Inc.	26,700	1,029

ANA Holdings, Inc.*	10,400	218

Asahi Kasei Corp.	58,200	366

Astellas Pharma, Inc.	108,600	1,500

Azbil Corp.	6,100	187

Bridgestone Corp.	32,900	1,282

Brother Industries Ltd.	14,000	225

Dai Nippon Printing Co. Ltd.	13,200	343

Daifuku Co. Ltd.	19,100	361

Daiichi Sankyo Co. Ltd.	109,900	3,016

Daikin Industries Ltd.	15,800	2,479

Daiwa House Industry Co. Ltd.	34,100	916

Daiwa Securities Group, Inc.	82,600	477

Eisai Co. Ltd.	15,005	833

FANUC Corp.	57,300	1,496

Fast Retailing Co. Ltd.	10,500	2,287

Fuji Electric Co. Ltd.	7,700	347

FUJIFILM Holdings Corp.	21,800	1,262

Fujitsu Ltd.	10,600	1,247

Hankyu Hanshin Holdings, Inc.	13,600	464

Hirose Electric Co. Ltd.	2,100	243

Hitachi Construction Machinery Co. Ltd.	6,500	198

Hitachi Ltd.	55,900	3,466

Hoya Corp.	21,100	2,174

Hulic Co. Ltd.	27,300	245

Ibiden Co. Ltd.	6,500	345

Inpex Corp.	57,600	864

Isuzu Motors Ltd.	37,200	468

ITOCHU Corp.	70,800	2,558

JFE Holdings, Inc.	30,100	442

JSR Corp.	9,800	263

Kao Corp.	25,600	951

KDDI Corp.	89,900	2,752

Keio Corp.	6,200	213

Kikkoman Corp.	7,600	399

Komatsu Ltd.	53,400	1,443

Kubota Corp.	61,500	910

Kurita Water Industries Ltd.	6,600	230

Kyowa Kirin Co. Ltd.	17,200	300

Lixil Corp.	11,900	139

Marubeni Corp.	86,800	1,353

MatsukiyoCocokara & Co.	20,100	360

See Notes to the Financial Statements.

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Japan – 6.4% continued

Mazda Motor Corp.	34,600	$392

McDonald’s Holdings Co. Japan Ltd.	5,600	214

MEIJI Holdings Co. Ltd.	14,200	353

Mitsubishi Chemical Group Corp.	82,700	521

Mitsubishi Estate Co. Ltd.	60,500	791

Mitsui Chemicals, Inc.	10,900	283

Mitsui Fudosan Co. Ltd.	53,600	1,181

Mizuho Financial Group, Inc.	143,400	2,429

MS&AD Insurance Group Holdings, Inc.	25,600	936

NEC Corp.	14,600	806

Nintendo Co. Ltd.	61,900	2,579

NIPPON EXPRESS HOLDINGS, Inc.	4,700	245

Nippon Paint Holdings Co. Ltd.	51,400	346

Nippon Prologis REIT, Inc.	119	223

Nissin Foods Holdings Co. Ltd.	3,600	299

Nitori Holdings Co. Ltd.	4,600	515

Nitto Denko Corp.	8,800	577

Nomura Holdings, Inc.	185,000	742

Nomura Real Estate Holdings, Inc.	6,900	173

Nomura Research Institute Ltd.	23,376	608

NTT Data Group Corp.	34,300	460

Omron Corp.	9,700	432

Ono Pharmaceutical Co. Ltd.	24,300	466

Open House Group Co. Ltd.	5,000	170

Oriental Land Co. Ltd.	63,400	2,081

ORIX Corp.	68,500	1,279

Osaka Gas Co. Ltd.	20,700	342

Pan Pacific International Holdings Corp.	22,400	470

Panasonic Corp.	127,600	1,435

Rakuten Group, Inc.	91,900	376

Recruit Holdings Co. Ltd.	86,000	2,648

Renesas Electronics Corp.*	75,700	1,161

Ricoh Co. Ltd.	32,600	281

SCSK Corp.	10,100	176

Secom Co. Ltd.	12,700	861

Seiko Epson Corp.	17,100	269

Sekisui Chemical Co. Ltd.	24,700	356

Sekisui House Ltd.	36,500	727

Seven & i Holdings Co. Ltd.	45,000	1,762

SG Holdings Co. Ltd.	16,600	213

Sharp Corp.*	10,800	67

Shimadzu Corp.	14,500	385

Shimizu Corp.	36,000	250

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Japan – 6.4% continued

Shin-Etsu Chemical Co. Ltd.	108,600	$3,152

Shionogi & Co. Ltd.	14,300	639

SoftBank Corp.	172,300	1,949

Sompo Holdings, Inc.	18,400	788

Sony Group Corp.	75,100	6,143

Sumitomo Chemical Co. Ltd.	58,800	160

Sumitomo Electric Industries Ltd.	44,200	532

Sumitomo Metal Mining Co. Ltd.	15,400	453

Sumitomo Mitsui Financial Group, Inc.	75,800	3,716

Sumitomo Mitsui Trust Holdings, Inc.	19,600	736

Suntory Beverage & Food Ltd.	8,800	268

Sysmex Corp.	9,042	431

T&D Holdings, Inc.	29,200	479

TDK Corp.	22,500	833

Terumo Corp.	40,800	1,081

TIS, Inc.	12,800	282

Tobu Railway Co. Ltd.	11,600	298

Tokio Marine Holdings, Inc.	104,900	2,418

Tokyo Electron Ltd.	28,000	3,810

Tokyo Gas Co. Ltd.	22,900	520

Tokyu Corp.	31,000	357

Toray Industries, Inc.	90,100	469

TOTO Ltd.	8,900	230

Unicharm Corp.	23,800	840

USS Co. Ltd.	13,400	222

West Japan Railway Co.	10,800	447

Yamaha Corp.	9,100	249

Yamaha Motor Co. Ltd.	17,500	460

Yamato Holdings Co. Ltd.	16,800	274

Yaskawa Electric Corp.	14,600	526

Yokogawa Electric Corp.	14,100	272

Z Holdings Corp.	134,400	375

ZOZO, Inc.	9,000	165

		107,098

Netherlands – 1.4%

Akzo Nobel N.V.	10,007	722

ASML Holding N.V.	23,920	14,047

ING Groep N.V.	215,293	2,844

JDE Peet’s N.V.	8,003	224

Koninklijke Ahold Delhaize N.V.	57,876	1,745

Koninklijke KPN N.V.	198,226	653

NN Group N.V.	14,564	467

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Netherlands – 1.4% continued

Universal Music Group N.V.	48,986	$1,274

Wolters Kluwer N.V.	15,286	1,851

		23,827

New Zealand – 0.1%

Mercury NZ Ltd.	47,987	176

Meridian Energy Ltd.	74,704	230

Spark New Zealand Ltd.	106,990	309

Xero Ltd.*	8,338	604

		1,319

Norway – 0.3%

Aker BP ASA	19,321	534

DNB Bank ASA	55,892	1,126

Equinor ASA	54,496	1,787

Gjensidige Forsikring ASA	13,461	198

Mowi ASA	25,213	446

Norsk Hydro ASA	73,073	459

Orkla ASA	46,178	345

Salmar ASA	4,459	225

Telenor ASA	31,186	354

		5,474

Portugal – 0.0%

Banco Espirito Santo S.A. (Registered) (4)*	29,034	—

Galp Energia SGPS S.A.	28,758	426

Jeronimo Martins SGPS S.A.	17,323	389

		815

Singapore – 0.3%

CapitaLand Integrated Commercial Trust	302,173	408

CapitaLand Investment Ltd.	156,158	353

City Developments Ltd.	37,400	180

Keppel Corp. Ltd.	86,400	429

Singapore Exchange Ltd.	52,300	372

STMicroelectronics N.V.	40,555	1,747

United Overseas Bank Ltd.	74,400	1,549

		5,038

South Africa – 0.1%

Anglo American PLC	76,785	2,126

Spain – 0.5%

ACS Actividades de Construccion y Servicios S.A.	13,012	469

Amadeus IT Group S.A.	26,164	1,577

Iberdrola S.A.	361,882	4,040

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Spain – 0.5% continued

Naturgy Energy Group S.A.	7,460	$203

Redeia Corp. S.A.	27,334	429

Repsol S.A.	77,103	1,269

		7,987

Sweden – 0.8%

Alfa Laval AB	17,517	599

Assa Abloy AB, Class B	61,022	1,329

Atlas Copco AB, Class A	168,580	2,259

Atlas Copco AB, Class B	80,906	945

Beijer Ref AB	23,550	247

Boliden AB	14,175	404

Epiroc AB, Class A	38,624	731

Epiroc AB, Class B	24,623	394

EQT AB	21,677	428

Essity AB, Class B	35,488	765

Hennes & Mauritz AB, Class B	38,362	545

Holmen AB, Class B	6,428	250

Husqvarna AB, Class B	20,373	155

Nibe Industrier AB, Class B	88,137	574

Sandvik AB	64,660	1,186

SKF AB, Class B	21,154	351

Svenska Cellulosa AB S.C.A., Class B	36,194	495

Svenska Handelsbanken AB, Class A	89,412	795

Tele2 AB, Class B	31,395	240

Telia Co. AB	95,624	197

		12,889

Switzerland – 2.2%

ABB Ltd. (Registered)	94,923	3,392

Baloise Holding A.G. (Registered)	2,735	397

Banque Cantonale Vaudoise (Registered)	1,750	183

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	58	645

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	658

Clariant A.G. (Registered)*	12,593	199

DSM-Firmenich A.G.	11,154	942

Geberit A.G. (Registered)	1,817	907

Givaudan S.A. (Registered)	554	1,813

Julius Baer Group Ltd.	12,480	800

Kuehne + Nagel International A.G. (Registered)	3,272	928

Logitech International S.A. (Registered)	9,793	675

Lonza Group A.G. (Registered)	4,439	2,054

See Notes to the Financial Statements.

EQUITY FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued
Switzerland – 2.2% continued

Novartis A.G. (Registered)	121,689	$12,418

SGS S.A. (Registered)	8,778	737

SIG Group A.G.*	18,609	458

Sika A.G. (Registered)	8,729	2,212

Sonova Holding A.G. (Registered)	3,138	744

Swiss Life Holding A.G. (Registered)	1,711	1,066

Swisscom A.G. (Registered)	1,598	949

Temenos A.G. (Registered)	3,648	256

VAT Group A.G.	1,594	568

Zurich Insurance Group A.G.	8,950	4,101

		37,102

United Kingdom – 3.5%

3i Group PLC	57,518	1,448

abrdn PLC	104,386	197

Admiral Group PLC	12,384	358

Ashtead Group PLC	26,088	1,586

Associated British Foods PLC	20,143	506

AstraZeneca PLC	92,010	12,382

Auto Trader Group PLC(2)	53,690	402

Barratt Developments PLC	63,491	341

Berkeley Group Holdings PLC	7,003	349

BT Group PLC	370,976	527

Burberry Group PLC	22,205	515

CNH Industrial N.V.	61,749	748

Coca-Cola Europacific Partners PLC	11,574	723

Croda International PLC	8,573	514

DCC PLC	4,753	267

HSBC Holdings PLC	1,173,762	9,195

Informa PLC	86,763	791

Intertek Group PLC	8,280	414

J Sainsbury PLC	95,797	295

Johnson Matthey PLC	12,111	240

Kingfisher PLC	95,669	259

Legal & General Group PLC	367,956	994

Liberty Global PLC, Class C*	16,383	304

Lloyds Banking Group PLC	3,836,841	2,066

National Grid PLC	221,973	2,650

Ocado Group PLC*	34,814	253

Phoenix Group Holdings PLC	55,033	322

Reckitt Benckiser Group PLC	42,846	3,028

RELX PLC	112,900	3,808

Sage Group (The) PLC	61,445	740

Schroders PLC	39,811	197

Segro PLC	59,430	518

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United Kingdom – 3.5% continued

Spirax-Sarco Engineering PLC	4,503	$521

St. James’s Place PLC	27,872	281

Taylor Wimpey PLC	170,682	243

Tesco PLC	426,062	1,370

Unilever PLC	149,599	7,382

Vodafone Group PLC	1,405,994	1,313

WPP PLC	58,048	517

		58,564

United States – 68.8%

3M Co.	33,024	3,092

Accenture PLC, Class A	37,441	11,498

Adobe, Inc.*	27,043	13,789

AECOM	7,775	646

Aflac, Inc.	33,709	2,587

Agilent Technologies, Inc.	17,596	1,968

Akamai Technologies, Inc.*	9,101	970

Align Technology, Inc.*	4,323	1,320

Allegion PLC	5,307	553

Allstate (The) Corp.	15,744	1,754

Ally Financial, Inc.	14,401	384

Alphabet, Inc., Class A*	352,493	46,127

Alphabet, Inc., Class C*	313,608	41,349

Amcor PLC	81,784	749

American Express Co.	37,518	5,597

American Tower Corp.	27,800	4,572

American Water Works Co., Inc.	11,746	1,454

Ameriprise Financial, Inc.	6,186	2,039

Amgen, Inc.	31,696	8,519

Annaly Capital Management, Inc.	26,761	503

ANSYS, Inc.*	5,163	1,536

Applied Materials, Inc.	49,801	6,895

Aptiv PLC*	16,865	1,663

Aramark	15,036	522

Arch Capital Group Ltd.*	21,631	1,724

Assurant, Inc.	3,189	458

Atmos Energy Corp.	8,471	897

Autodesk, Inc.*	12,751	2,638

Automatic Data Processing, Inc.	24,517	5,898

AutoZone, Inc.*	1,069	2,715

Avantor, Inc.*	40,607	856

Avery Dennison Corp.	4,931	901

Axon Enterprise, Inc.*	4,165	829

Baker Hughes Co.	59,953	2,118

Ball Corp.	17,554	874

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

Bank of New York Mellon (The) Corp.	44,887	$1,914

Best Buy Co., Inc.	11,260	782

Biogen, Inc.*	8,593	2,208

Bio-Techne Corp.	9,430	642

BlackRock, Inc.	8,907	5,758

Booking Holdings, Inc.*	2,186	6,742

BorgWarner, Inc.	13,953	563

Boston Properties, Inc.	9,190	547

Bristol-Myers Squibb Co.	124,892	7,249

Broadridge Financial Solutions, Inc.	7,019	1,257

Brookfield Renewable Corp., Class A	7,590	182

Builders FirstSource, Inc.*	7,669	955

Bunge Ltd.	8,968	971

Burlington Stores, Inc.*	3,888	526

C.H. Robinson Worldwide, Inc.	6,780	584

Cadence Design Systems, Inc.*	16,174	3,790

Campbell Soup Co.	10,809	444

CarMax, Inc.*	9,507	672

Carrier Global Corp.	49,652	2,741

Caterpillar, Inc.	30,566	8,345

Cboe Global Markets, Inc.	6,247	976

CBRE Group, Inc., Class A*	18,566	1,371

Cencora, Inc.	10,222	1,840

Ceridian HCM Holding, Inc.*	8,893	603

Charles Schwab (The) Corp.	89,301	4,903

Cheniere Energy, Inc.	14,347	2,381

Church & Dwight Co., Inc.	14,249	1,306

Cigna Group (The)	17,583	5,030

Cintas Corp.	5,441	2,617

Citizens Financial Group, Inc.	26,637	714

Clarivate PLC*	20,791	139

Clorox (The) Co.	7,360	965

CMS Energy Corp.	17,855	948

Coca-Cola (The) Co.	243,841	13,650

Colgate-Palmolive Co.	46,877	3,333

Comcast Corp., Class A	246,954	10,950

Conagra Brands, Inc.	27,914	765

Consolidated Edison, Inc.	20,258	1,733

Cooper (The) Cos., Inc.	2,886	918

CRH PLC	43,192	2,382

Crown Castle, Inc.	26,060	2,398

CSX Corp.	122,112	3,755

Cummins, Inc.	8,295	1,895

Danaher Corp.	41,634	10,329

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

Darling Ingredients, Inc.*	9,341	$488

DaVita, Inc.*	3,262	308

Deckers Outdoor Corp.*	1,549	796

Delta Air Lines, Inc.	9,716	359

DENTSPLY SIRONA, Inc.	11,277	385

Dexcom, Inc.*	23,039	2,150

Digital Realty Trust, Inc.	17,361	2,101

Discover Financial Services	15,105	1,309

DocuSign, Inc.*	11,780	495

Dover Corp.	8,425	1,175

Eaton Corp. PLC	23,598	5,033

eBay, Inc.	32,016	1,412

Ecolab, Inc.	15,269	2,587

Edison International	22,968	1,454

Edwards Lifesciences Corp.*	36,104	2,501

Electronic Arts, Inc.	15,305	1,843

Elevance Health, Inc.	14,079	6,130

Eli Lilly & Co.	47,852	25,703

Emerson Electric Co.	33,903	3,274

Equinix, Inc.	5,566	4,042

Equitable Holdings, Inc.	21,649	615

Essential Utilities, Inc.	15,831	543

Eversource Energy	21,315	1,239

Exelon Corp.	59,459	2,247

Expeditors International of Washington, Inc.	9,064	1,039

FactSet Research Systems, Inc.	2,272	993

Fair Isaac Corp.*	1,460	1,268

Fastenal Co.	33,867	1,850

Ferguson PLC	12,155	1,999

Fidelity National Information Services, Inc.	35,485	1,961

Fiserv, Inc.*	36,642	4,139

Fortive Corp.	20,866	1,547

Fortune Brands Innovations, Inc.	7,358	457

Fox Corp., Class A	16,887	527

Fox Corp., Class B	8,911	257

Franklin Resources, Inc.	18,470	454

Gartner, Inc.*	4,591	1,578

Gen Digital, Inc.	33,773	597

Generac Holdings, Inc.*	3,727	406

General Mills, Inc.	34,773	2,225

Genuine Parts Co.	8,357	1,207

Gilead Sciences, Inc.	74,022	5,547

See Notes to the Financial Statements.

EQUITY FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

Graco, Inc.	9,908	$722

Halliburton Co.	53,519	2,168

Hartford Financial Services Group (The), Inc.	18,249	1,294

Hasbro, Inc.	7,710	510

HCA Healthcare, Inc.	12,252	3,014

Healthpeak Properties, Inc.	27,194	499

Hewlett Packard Enterprise Co.	76,934	1,336

HF Sinclair Corp.	9,140	520

Hilton Worldwide Holdings, Inc.	15,805	2,374

Hologic, Inc.*	14,746	1,023

Home Depot (The), Inc.	59,693	18,037

Hormel Foods Corp.	16,845	641

HP, Inc.	51,628	1,327

HubSpot, Inc.*	2,808	1,383

Humana, Inc.	7,422	3,611

Huntington Bancshares, Inc.	79,897	831

IDEX Corp.	4,498	936

IDEXX Laboratories, Inc.*	4,935	2,158

Illinois Tool Works, Inc.	18,020	4,150

Illumina, Inc.*	9,438	1,296

Ingersoll Rand, Inc.	23,763	1,514

Insulet Corp.*	4,168	665

Intel Corp.	247,654	8,804

Intercontinental Exchange, Inc.	35,229	3,876

International Business Machines Corp.	53,919	7,565

International Flavors & Fragrances, Inc.	15,295	1,043

International Paper Co.	20,165	715

Interpublic Group of (The) Cos., Inc.	22,516	645

Intuit, Inc.	16,622	8,493

Invesco Ltd.	18,806	273

Iron Mountain, Inc.	17,500	1,040

J.M. Smucker (The) Co.	6,237	767

James Hardie Industries PLC - CDI*	26,259	685

Jazz Pharmaceuticals PLC*	3,536	458

JB Hunt Transport Services, Inc.	4,963	936

Johnson & Johnson	142,857	22,250

Johnson Controls International PLC	40,889	2,176

Kellogg Co.	16,467	980

Keurig Dr. Pepper, Inc.	54,460	1,719

Keysight Technologies, Inc.*	10,651	1,409

Kimberly-Clark Corp.	20,071	2,426

Kinder Morgan, Inc.	120,494	1,998

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

Knight-Swift Transportation Holdings, Inc.	9,752	$489

Kroger (The) Co.	40,524	1,813

L3Harris Technologies, Inc.	11,299	1,967

Laboratory Corp. of America Holdings	5,066	1,019

Lam Research Corp.	7,969	4,995

Lamb Weston Holdings, Inc.	8,663	801

Lear Corp.	3,589	482

Lennox International, Inc.	1,859	696

Linde PLC	29,036	10,812

LKQ Corp.	16,002	792

Lowe’s Cos., Inc.	34,643	7,200

LPL Financial Holdings, Inc.	4,527	1,076

Lululemon Athletica, Inc.*	6,883	2,654

LyondellBasell Industries N.V., Class A	15,585	1,476

Marathon Petroleum Corp.	25,233	3,819

MarketAxess Holdings, Inc.	2,255	482

Marsh & McLennan Cos., Inc.	29,224	5,561

Martin Marietta Materials, Inc.	3,575	1,467

Marvell Technology, Inc.	51,094	2,766

Masco Corp.	13,606	727

Mastercard, Inc., Class A	50,192	19,872

McCormick & Co., Inc. (Non Voting)	14,978	1,133

McDonald’s Corp.	43,333	11,416

Merck & Co., Inc.	150,509	15,495

Mettler-Toledo International, Inc.*	1,312	1,454

Microsoft Corp.	419,037	132,311

Molina Healthcare, Inc.*	3,477	1,140

Moody’s Corp.	9,591	3,032

Morgan Stanley	74,464	6,081

Nasdaq, Inc.	20,547	998

NetApp, Inc.	12,477	947

Newmont Corp.	47,620	1,760

NIKE, Inc., Class B	73,276	7,007

Norfolk Southern Corp.	13,282	2,616

Northern Trust Corp.(5)	11,678	812

Nucor Corp.	14,914	2,332

NVIDIA Corp.	146,524	63,736

NVR, Inc.*	190	1,133

Old Dominion Freight Line, Inc.	5,849	2,393

Omnicom Group, Inc.	11,975	892

ONEOK, Inc.	34,534	2,190

Otis Worldwide Corp.	24,598	1,975

Owens Corning	5,217	712

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

Paychex, Inc.	19,311	$2,227

Paylocity Holding Corp.*	2,684	488

Pentair PLC	9,741	631

PepsiCo, Inc.	81,650	13,835

Phillips 66	27,194	3,267

PNC Financial Services Group (The), Inc.	23,847	2,928

Pool Corp.	2,333	831

PPG Industries, Inc.	13,714	1,780

Principal Financial Group, Inc.	14,538	1,048

Procter & Gamble (The) Co.	139,793	20,390

Progressive (The) Corp.	34,718	4,836

Prologis, Inc.	54,949	6,166

Prudential Financial, Inc.	21,910	2,079

PTC, Inc.*	6,528	925

PulteGroup, Inc.	13,059	967

Quanta Services, Inc.	8,433	1,578

Quest Diagnostics, Inc.	6,706	817

Raymond James Financial, Inc.	12,047	1,210

Regions Financial Corp.	56,629	974

Repligen Corp.*	3,174	505

Rivian Automotive, Inc., Class A*	38,899	944

Robert Half, Inc.	6,503	477

Rockwell Automation, Inc.	6,817	1,949

S&P Global, Inc.	19,475	7,116

Salesforce, Inc.*	57,711	11,703

SBA Communications Corp.	6,544	1,310

Schlumberger N.V.	84,448	4,923

Schneider Electric S.E.	32,275	5,321

Seagate Technology Holdings PLC	11,135	734

Sempra	37,705	2,565

ServiceNow, Inc.*	12,097	6,762

Sherwin-Williams (The) Co.	14,547	3,710

Sirius XM Holdings, Inc.	44,052	199

Snap, Inc., Class A*	60,792	542

Splunk, Inc.*	9,293	1,359

State Street Corp.	20,052	1,343

Steel Dynamics, Inc.	9,565	1,026

STERIS PLC	5,889	1,292

Swiss Re A.G.	18,042	1,852

Synchrony Financial	25,905	792

Synopsys, Inc.*	9,028	4,144

T. Rowe Price Group, Inc.	13,617	1,428

Take-Two Interactive Software, Inc.*	9,809	1,377

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

Targa Resources Corp.	12,713	$1,090

Target Corp.	27,463	3,037

Teleflex, Inc.	2,503	492

Tenaris S.A.	27,927	441

Tesla, Inc.*	169,237	42,346

Texas Instruments, Inc.	53,831	8,560

TJX (The) Cos., Inc.	68,221	6,063

Toro (The) Co.	6,160	512

Tractor Supply Co.	6,532	1,326

Trane Technologies PLC	13,561	2,752

TransUnion	11,609	833

Travelers (The) Cos., Inc.	13,764	2,248

Trimble, Inc.*	13,857	746

Truist Financial Corp.	79,822	2,284

Twilio, Inc., Class A*	10,379	607

U.S. Bancorp	91,435	3,023

Ulta Beauty, Inc.*	2,924	1,168

Union Pacific Corp.	36,215	7,374

United Parcel Service, Inc., Class B	43,103	6,718

United Rentals, Inc.	4,078	1,813

Vail Resorts, Inc.	2,499	554

Valero Energy Corp.	21,388	3,031

Verizon Communications, Inc.	250,435	8,117

VF Corp.	14,030	248

Visa, Inc., Class A	95,960	22,072

VMware, Inc., Class A*	14,044	2,338

W.W. Grainger, Inc.	2,671	1,848

Walt Disney (The) Co.*	108,687	8,809

Waste Management, Inc.	24,188	3,687

Waters Corp.*	3,543	972

Webster Financial Corp.	10,643	429

Welltower, Inc.	29,655	2,429

West Pharmaceutical Services, Inc.	4,411	1,655

Western Digital Corp.*	19,165	874

Westrock Co.	15,936	570

Weyerhaeuser Co.	42,276	1,296

Whirlpool Corp.	3,464	463

Williams (The) Cos., Inc.	72,192	2,432

Willis Towers Watson PLC	6,172	1,290

Workday, Inc., Class A*	12,242	2,630

Xylem, Inc.	14,259	1,298

Yum! Brands, Inc.	16,745	2,092

Zimmer Biomet Holdings, Inc.	12,489	1,402

Zoetis, Inc.	27,434	4,773

See Notes to the Financial Statements.

EQUITY FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United States – 68.8% continued

ZoomInfo Technologies, Inc.*	14,829	$243

Zscaler, Inc.*	5,233	814

		1,149,954

Total Common Stocks

(Cost $1,297,280)		1,629,965

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Bayerische Motoren Werke A.G., 9.70%(6)	3,365	314

Henkel A.G. & Co. KGaA, 2.75%(6)	7,936	567

		881

Total Preferred Stocks

(Cost $842)		881

RIGHTS – 0.0%

United States – 0.0%

Contra Abiomed, Inc. (Contingent Value Rights)(4) (7) *	2,380	—

Total Rights

(Cost $—)		—

INVESTMENT COMPANIES – 1.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(8) (9)	23,044,434	23,044

Total Investment Companies

(Cost $23,044)		23,044

Total Investments – 99.0%

(Cost $1,321,166)		1,653,890

Other Assets less Liabilities – 1.0%		17,007

Net Assets – 100.0%		$1,670,897

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Value rounds to less than one thousand.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Contra Abiomed, Inc. (Contingent Value Rights)	12/31/22	$—

(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	Hong Kong Dollar	913	United States Dollar	117	12/20/23	$— *

Citibank	Australian Dollar	391	United States Dollar	253	12/20/23	1

Citibank	United States Dollar	30	Swedish Krona	332	12/20/23	1

Goldman Sachs	British Pound	1,800	United States Dollar	2,200	12/20/23	2

JPMorgan Chase	Euro	1,800	United States Dollar	1,927	12/20/23	16

Toronto-Dominion Bank	British Pound	120	United States Dollar	150	12/20/23	3

UBS	Swiss Franc	13	United States Dollar	14	12/20/23	— *

Subtotal Appreciation						23

Citibank	Japanese Yen	106,000	United States Dollar	719	12/20/23	(1)

Citibank	United States Dollar	153	Canadian Dollar	207	12/20/23	— *

JPMorgan Chase	United States Dollar	2,847	British Pound	2,300	12/20/23	(39)

Toronto-Dominion Bank	United States Dollar	400	Euro	373	12/20/23	(4)

Toronto-Dominion Bank	United States Dollar	1,386	Japanese Yen	201,591	12/20/23	(18)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

UBS	United States Dollar	52	Danish Krone	361	12/20/23	$—*

Subtotal Depreciation						(62)

Total						$(39)

*	Amount rounds to less than one thousand.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	120	$25,953	Long	12/23	$(1,010)

Euro Stoxx 50 (Euro)	102	4,534	Long	12/23	(87)

FTSE 100 Index (British Pound)	14	1,310	Long	12/23	7

S&P/TSX 60 Index (Canadian Dollar)	1	173	Long	12/23	(2)

SPI 200 Index (Australian Dollar)	8	911	Long	12/23	(25)

Topix Index (Japanese Yen)	17	2,643	Long	12/23	(41)

Total					$(1,158)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	70.0%

Euro	8.0

Japanese Yen	6.4

All other currencies less than 5%	14.6

Total Investments	99.0

Other Assets less Liabilities	1.0

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$4,496	$—	$—	$4,496

Canada	51,646	—	—	51,646

Chile	296	409	—	705

China	3,086	3,315	—	6,401

United Kingdom	1,027	57,537	—	58,564

United States	1,139,273	10,681	—	1,149,954

All Other Countries(1)	—	358,199	—	358,199

Total Common Stocks	1,199,824	430,141	—	1,629,965

Preferred Stocks	—	881	—	881

Investment Companies	23,044	—	—	23,044

Total Investments	$1,222,868	$431,022	$—	$1,653,890

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$23	$—	$23

Futures Contracts	7	—	—	7

Liabilities

Forward Foreign Currency Exchange Contracts	—	(62)	—	(62)

Futures Contracts	(1,165)	—	—	(1,165)

Total Other Financial Instruments	$(1,158)	$(39)	$—	$(1,197)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 101. 7%

FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	47,084	$2,166

FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	2,478	99

FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	80,355	1,963

FlexShares® Disciplined Duration MBS Index Fund(1)	79,495	1,568

FlexShares® Global Quality Real Estate Index Fund(1)	40,513	1,982

FlexShares® High Yield Value-Scored Bond Index Fund(1)	272,788	10,846

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	299,625	6,873

FlexShares® International Quality Dividend Index Fund(1)	185,847	3,958

FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	62,974	3,939

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	40,575	1,946

FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	170,610	6,900

FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	62,138	10,121

FlexShares® Quality Dividend Index Fund(1)	163,904	9,143

FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	40,441	1,959

FlexShares® U.S. Quality Low Volatility Index Fund(1)	104,792	5,399

FlexShares® Ultra-Short Income Fund(1)	53,027	3,983

iShares 10+ Year Investment Grade Corporate Bond ETF	60,277	2,841

iShares 1-3 Year Treasury Bond ETF	28,232	2,286

iShares 1-5 Year Investment Grade Corporate Bond ETF	49,784	2,481

iShares 20+ Year Treasury Bond ETF	21,119	1,873

iShares 3-7 Year Treasury Bond ETF	46,309	5,240

iShares 5-10 Year Investment Grade Corporate Bond ETF	22,133	1,077

iShares 7-10 Year Treasury Bond ETF	22,328	2,045

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 101.7% continued

iShares MBS ETF	87,713	$7,789

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	1,680,252	1,680

Total Investment Companies

(Cost $100,110)		100,157

Total Investments – 101.7%

(Cost $100,110)		100,157

Liabilities less Other Assets – (1.7%)		(1,644)

NET ASSETS – 100.0%		$98,513

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE

U.S. Equity	10.1%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund

U.S. Equity	9.1	FlexShares® Quality Dividend Index Fund

U.S. Equity	5.4	FlexShares® U.S. Quality Low Volatility Index Fund

Non U.S. Equity - Developed	3.9	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund

Non U.S. Equity - Developed	3.9	FlexShares® International Quality Dividend Index Fund

Non U.S. Equity - Developed	2.0	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund

Non U.S. Equity - Emerging Markets	1.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund

U.S. Bonds - High Yield	10.8	FlexShares® High Yield Value-Scored Bond Index Fund

U.S. Bonds - Investment Grade	7.8	iShares MBS ETF

U.S. Bonds - Investment Grade	6.9	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

U.S. Bonds - Investment Grade	5.2	iShares 3-7 Year Treasury Bond ETF

U.S. Bonds - Investment Grade	4.0	FlexShares® Ultra-Short Income Fund

U.S. Bonds - Investment Grade	2.8	iShares 10+ Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	2.5	iShares 1-5 Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	2.3	iShares 1-3 Year Treasury Bond ETF

U.S. Bonds - Investment Grade	2.2	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund

U.S. Bonds - Investment Grade	2.0	iShares 7-10 Year Treasury Bond ETF

U.S. Bonds - Investment Grade	1.9	iShares 20+ Year Treasury Bond ETF

U.S. Bonds - Investment Grade	1.6	FlexShares® Disciplined Duration MBS Index Fund

U.S. Bonds - Investment Grade	1.1	iShares 5-10 Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	0.1	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund

Global Infrastructure	1.9	FlexShares® STOXX Global Broad Infrastructure Index Fund

Commodities/Natural Resources	6.9	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Cash	1.7	Northern Institutional Funds - U.S. Government Portfolio (Shares)

Total	100.0%

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE	% OF NET ASSETS

Investment Companies	101.7%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investment Companies	$100,157	$—	$—	$100,157

See Notes to the Financial Statements.

EQUITY FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4%

Aerospace & Defense – 1.1%

Lockheed Martin Corp.	3,736	$1,528

Air Freight & Logistics – 1.2%

United Parcel Service, Inc., Class B	10,414	1,623

Automobiles – 0.9%

Tesla, Inc.(1) *	5,335	1,335

Banks – 1.3%

Citigroup, Inc.	33,825	1,391

Cullen/Frost Bankers, Inc.	3,013	275

JPMorgan Chase & Co.	1,349	196

		1,862

Beverages – 1.3%

Coca-Cola (The) Co.	28,492	1,595

PepsiCo, Inc.	1,678	284

		1,879

Biotechnology – 4.3%

AbbVie, Inc.	17,220	2,567

Amgen, Inc.	6,402	1,720

Gilead Sciences, Inc.	22,964	1,721

		6,008

Broadline Retail – 2.4%

Amazon.com, Inc.(1) *	24,003	3,051

eBay, Inc.	8,073	356

		3,407

Building Products – 0.5%

A.O. Smith Corp.	10,149	671

Capital Markets – 2.4%

Ameriprise Financial, Inc.	2,466	813

Bank of New York Mellon (The) Corp.	16,420	700

BlackRock, Inc.	86	56

Janus Henderson Group PLC	14,980	387

Jefferies Financial Group, Inc.	12,926	473

State Street Corp.	8,337	558

Virtu Financial, Inc., Class A	23,094	399

		3,386

Chemicals – 1.9%

CF Industries Holdings, Inc.	7,737	663

Dow, Inc.	14,465	746

LyondellBasell Industries N.V., Class A	8,313	787

Mosaic (The) Co.	14,912	531

		2,727

Communications Equipment – 1.7%

Cisco Systems, Inc.	43,638	2,346

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Consumer Finance – 0.6%

Ally Financial, Inc.	14,954	$399

OneMain Holdings, Inc.	10,063	403

		802

Consumer Staples Distribution & Retail – 0.4%

Costco Wholesale Corp.	375	212

Walmart, Inc.	2,100	336

		548

Containers & Packaging – 0.1%

Packaging Corp. of America	1,237	190

Diversified Consumer Services – 0.1%

H&R Block, Inc.	4,113	177

Diversified Real Estate Investment Trusts – 0.1%

WP Carey, Inc.	2,698	146

Diversified Telecommunication Services – 0.8%

AT&T, Inc.	75,482	1,134

Electric Utilities – 1.4%

Constellation Energy Corp.	4,758	519

Evergy, Inc.	8,401	426

Exelon Corp.	18,185	687

OGE Energy Corp.	11,716	391

		2,023

Electrical Equipment – 0.5%

Rockwell Automation, Inc.	2,702	772

Financial Services – 2.3%

Berkshire Hathaway, Inc., Class B*	3,064	1,073

Corebridge Financial, Inc.	24,868	491

Equitable Holdings, Inc.	7,800	222

Fidelity National Information Services, Inc.	11,821	653

UWM Holdings Corp.	75,893	368

Western Union (The) Co.	35,922	474

		3,281

Food Products – 0.5%

General Mills, Inc.	11,401	730

Gas Utilities – 0.3%

UGI Corp.	15,316	352

Ground Transportation – 1.2%

Old Dominion Freight Line, Inc.	2,483	1,016

Union Pacific Corp.	3,538	720

		1,736

Health Care Equipment & Supplies – 0.9%

Abbott Laboratories	13,340	1,292

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Health Care Providers & Services – 0.8%

Cardinal Health, Inc.	9,126	$792

Cencora, Inc.	430	78

UnitedHealth Group, Inc.	538	271

		1,141

Health Care Real Estate Investment Trusts – 0.4%

Healthpeak Properties, Inc.	26,899	494

Hotel & Resort Real Estate Investment Trusts – 0.2%

Host Hotels & Resorts, Inc.	17,466	281

Hotels, Restaurants & Leisure – 1.6%

McDonald’s Corp.	458	121

Starbucks Corp.	18,494	1,688

Yum! Brands, Inc.	3,315	414

		2,223

Household Durables – 0.2%

Leggett & Platt, Inc.	11,801	300

Household Products – 2.7%

Clorox (The) Co.	5,071	665

Kimberly-Clark Corp.	6,538	790

Procter & Gamble (The) Co.	15,853	2,312

		3,767

Independent Power & Renewable Electricity Producers – 0.2%

Brookfield Renewable Corp., Class A	12,825	307

Industrial Conglomerates – 0.7%

3M Co.	10,645	997

Insurance – 3.4%

Aflac, Inc.	11,592	890

Allstate (The) Corp.	4,396	490

Lincoln National Corp.	22,608	558

MetLife, Inc.	13,293	836

Principal Financial Group, Inc.	9,109	657

Prudential Financial, Inc.	9,689	919

Unum Group	9,378	461

		4,811

Interactive Media & Services – 3.9%

Alphabet, Inc., Class A(1) *	34,122	4,465

Meta Platforms, Inc., Class A(1) *	3,435	1,031

		5,496

IT Services – 1.5%

Accenture PLC, Class A	2,839	872

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

IT Services – 1.5% continued

Cognizant Technology Solutions Corp., Class A	10,056	$681

International Business Machines Corp.	4,192	588

		2,141

Life Sciences Tools & Services – 0.0%

Danaher Corp.	215	53

Machinery – 1.0%

Illinois Tool Works, Inc.	5,368	1,236

Otis Worldwide Corp.	3,034	244

		1,480

Media – 2.5%

Comcast Corp., Class A	50,895	2,257

Interpublic Group of (The) Cos., Inc.	19,118	548

Nexstar Media Group, Inc.	910	130

Omnicom Group, Inc.	8,257	615

		3,550

Metals & Mining – 0.3%

Southern Copper Corp.	5,752	433

Mortgage Real Estate Investment Trusts – 0.6%

AGNC Investment Corp.	41,921	396

Rithm Capital Corp.	46,365	430

		826

Multi-Utilities – 0.5%

Public Service Enterprise Group, Inc.	13,347	760

Office Real Estate Investment Trusts – 0.3%

Highwoods Properties, Inc.	13,155	271

Kilroy Realty Corp.	4,967	157

		428

Oil, Gas & Consumable Fuels – 4.7%

Chesapeake Energy Corp.	4,343	374

Chevron Corp.	2,379	401

Coterra Energy, Inc.	23,989	649

Devon Energy Corp.	2,644	126

Exxon Mobil Corp.	28,435	3,343

ONEOK, Inc.	9,367	594

Pioneer Natural Resources Co.	4,594	1,055

Texas Pacific Land Corp.	65	119

		6,661

Pharmaceuticals – 6.2%

Bristol-Myers Squibb Co.	7,719	448

Eli Lilly & Co.	6,209	3,335

Johnson & Johnson	17,719	2,760

See Notes to the Financial Statements.

EQUITY FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Pharmaceuticals – 6.2% continued

Merck & Co., Inc.	5,016	$516

Pfizer, Inc.	50,453	1,674

		8,733

Professional Services – 2.5%

Automatic Data Processing, Inc.	8,012	1,928

Paychex, Inc.	7,580	874

Robert Half, Inc.	9,129	669

		3,471

Residential Real Estate Investment Trusts – 0.7%

Equity Residential	7,131	419

Mid-America Apartment Communities, Inc. 3,921		504

		923

Retail Real Estate Investment Trusts – 0.9%

Brixmor Property Group, Inc.	19,677	409

Simon Property Group, Inc.	7,640	825

		1,234

Semiconductors & Semiconductor Equipment – 9.0%

Applied Materials, Inc.	2,318	321

Broadcom, Inc.	3,212	2,668

KLA Corp.	2,119	972

Lam Research Corp.	2,551	1,599

Microchip Technology, Inc.	10,593	827

NVIDIA Corp.(1)	6,370	2,771

QUALCOMM, Inc.	13,752	1,527

Skyworks Solutions, Inc.	4,356	429

Texas Instruments, Inc.	10,390	1,652

		12,766

Software – 8.0%

Bentley Systems, Inc., Class B	7,942	398

Dolby Laboratories, Inc., Class A	1,163	92

Intuit, Inc.	4,256	2,175

Microsoft Corp.	27,235	8,600

		11,265

Specialized Real Estate Investment Trusts – 1.6%

EPR Properties	9,281	386

Gaming and Leisure Properties, Inc.	8,463	385

Iron Mountain, Inc.	11,434	680

Public Storage	3,100	817

		2,268

Specialty Retail – 3.4%

Bath & Body Works, Inc.	6,761	228

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Specialty Retail – 3.4% continued

Best Buy Co., Inc.	9,987	$694

Dick’s Sporting Goods, Inc.	698	76

Home Depot (The), Inc.	7,992	2,415

Lowe’s Cos., Inc.	4,124	857

Williams-Sonoma, Inc.	3,377	525

		4,795

Technology Hardware, Storage & Peripherals – 8.7%

Apple, Inc.(1)	65,206	11,164

HP, Inc.	24,161	621

NetApp, Inc.	7,626	579

		12,364

Textiles, Apparel & Luxury Goods – 0.5%

Carter’s, Inc.	3,316	229

Tapestry, Inc.	17,108	492

		721

Tobacco – 2.3%

Altria Group, Inc.	34,527	1,452

Philip Morris International, Inc.	19,261	1,783

		3,235

Trading Companies & Distributors – 0.9%

Fastenal Co.	14,961	818

MSC Industrial Direct Co., Inc., Class A	4,396	431

		1,249

Total Common Stocks

(Cost $101,071)		139,128

INVESTMENT COMPANIES – 1.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	2,018,024	2,018

Total Investment Companies

(Cost $2,018)		2,018

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 5.04%, 10/26/23(4) (5)	$105	$105

Total Short-Term Investments

(Cost $104)		105

Total Investments – 99.9%

(Cost $103,193)		141,251

Other Assets less Liabilities – 0.1%		145

NET ASSETS – 100.0%		$141,396

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	10	$2,163	Long	12/23	$(89)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)

Alphabet, Inc., Exp. Date 10/20/23, Strike Price $155.00	(341)	$(4,462)	$ (1)

Amazon.com, Inc., Exp. Date 10/20/23, Strike Price $160.00	(240)	(3,051)	(1)

Apple, Inc., Exp. Date 10/20/23, Strike Price $210.00	(326)	(5,581)	—*

Meta Platforms, Inc., Class A, Exp. Date 10/20/23, Strike Price $350.00	(34)	(1,021)	(1)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)

NVIDIA Corp., Exp. Date 10/20/23, Strike Price $600.00	(63)	$(2,740)	$ (1)

Tesla, Inc., Exp. Date 10/20/23, Strike Price $400.00	(53)	(1,326)	—*

Total Written Options Contracts			$ (4)

(Premiums Received (000s) $23)

*	Amounts round to less than a thousand.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	98.4%

Investment Companies	1.4%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$139,128	$ —	$—	$139,128

Investment Companies	2,018	—	—	2,018

Short-Term Investments	—	105	—	105

Total Investments	$141,146	$105	$—	$141,251

OTHER FINANCIAL INSTRUMENTS
Liabilities

Futures Contracts	$ (89)	$ —	$—	$ (89)

Written Options	(4)	—	—	(4)

Total Other Financial Instruments	$ (93)	$ —	$—	$ (93)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1)

Australia – 6.4%

ANZ Group Holdings Ltd.	90,455	$1,488

Aristocrat Leisure Ltd.	23,515	617

BHP Group Ltd.	20,281	575

Cochlear Ltd.	72	12

Coles Group Ltd.	1,882	19

Fortescue Metals Group Ltd.	70,838	950

Glencore PLC	195,525	1,118

National Australia Bank Ltd.	32,029	598

Origin Energy Ltd.	37,382	211

Rio Tinto PLC	7,755	487

Sonic Healthcare Ltd.	10,314	197

Stockland	206,060	522

Telstra Group Ltd.	299,828	741

Wesfarmers Ltd.	12,430	422

Woodside Energy Group Ltd.	4,571	107

		8,064

Austria – 0.5%

Erste Group Bank A.G.	7,094	245

voestalpine A.G.	13,183	358

		603

Belgium – 0.9%

Ageas S.A./N.V.	19,594	808

Sofina S.A.	846	171

Solvay S.A., Class A	808	89

		1,068

Brazil – 0.7%

Yara International ASA	22,422	849

Canada – 10.3%

AltaGas Ltd.	9,080	174

Brookfield Asset Management Ltd., Class A	20,639	688

Canadian National Railway Co.	7,077	766

Canadian Natural Resources Ltd.	27,420	1,773

Canadian Utilities Ltd., Class A	5,673	120

CGI, Inc.*	9,838	970

Element Fleet Management Corp.	21,138	303

Empire Co. Ltd., Class A	969	26

Fairfax Financial Holdings Ltd.	647	528

Fortis, Inc.	428	16

Hydro One Ltd.	6,765	172

iA Financial Corp., Inc.	17,372	1,090

IGM Financial, Inc.	37,451	950

Imperial Oil Ltd.	6,182	381

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1) continued

Canada – 10.3% continued

Loblaw Cos. Ltd.	2,559	$217

Magna International, Inc.	2,352	126

Manulife Financial Corp.	69,729	1,274

Northland Power, Inc.	3,190	52

Nutrien Ltd.	6,005	371

Suncor Energy, Inc.	22,988	791

Teck Resources Ltd., Class B	4,411	190

TFI International, Inc.	8,873	1,140

West Fraser Timber Co. Ltd.	11,528	837

		12,955

Chile – 0.4%

Lundin Mining Corp.	61,688	460

China – 0.7%

BOC Hong Kong Holdings Ltd.	308,802	842

SITC International Holdings Co. Ltd.	10,065	17

		859

Denmark – 2.4%

AP Moller - Maersk A/S, Class B	213	384

Carlsberg A/S, Class B	1,756	221

Novo Nordisk A/S, Class B	14,312	1,302

Pandora A/S	11,038	1,138

		3,045

Finland – 0.3%

Fortum OYJ	14,096	163

Nordea Bank Abp	19,708	217

		380

France – 7.6%

BNP Paribas S.A.	26,067	1,660

Bureau Veritas S.A.	733	18

Capgemini S.E.	5,849	1,016

Carrefour S.A.	17,795	306

Cie de Saint-Gobain S.A.	18,919	1,133

Danone S.A.	7,321	403

Dassault Aviation S.A.	3,938	741

Eiffage S.A.	2,574	245

Engie S.A.	22,176	340

Ipsen S.A.	4,260	558

Klepierre S.A.	10,140	248

L’Oreal S.A.	3,244	1,344

LVMH Moet Hennessy Louis Vuitton S.E.	442	333

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1) continued

France – 7.6% continued

Publicis Groupe S.A.	15,215	$1,149

Veolia Environnement S.A.	630	18

		9,512

Germany – 5.9%

Allianz S.E. (Registered)	152	36

Bayerische Motoren Werke A.G.	9,587	977

Deutsche Lufthansa A.G. (Registered)*	79,329	630

Deutsche Post A.G.	26,704	1,088

E.ON S.E.	27,716	328

Fresenius Medical Care A.G. & Co. KGaA	16,979	733

GEA Group A.G.	25,211	932

Mercedes-Benz Group A.G.	21,231	1,479

Merck KGaA	6,059	1,013

RWE A.G.	3,127	116

Wacker Chemie A.G.	589	85

		7,417

Hong Kong – 1.6%

CK Asset Holdings Ltd.	115,992	610

CK Infrastructure Holdings Ltd.	28,739	136

CLP Holdings Ltd.	19,789	146

Futu Holdings Ltd. ADR*	11,686	676

Sun Hung Kai Properties Ltd.	33,986	361

WH Group Ltd.(2)	262,115	137

		2,066

Israel – 1.4%

Bank Leumi Le-Israel B.M.	79,915	661

Check Point Software Technologies Ltd.*	8,508	1,134

		1,795

Italy – 3.2%

Coca-Cola HBC A.G. - CDI*	32,139	880

Enel S.p.A.	81,519	500

Eni S.p.A.	87,666	1,408

Poste Italiane S.p.A.	102,632	1,079

Recordati Industria Chimica e Farmaceutica S.p.A.	4,499	212

		4,079

Japan – 19.7%

Astellas Pharma, Inc.	9,400	130

Bridgestone Corp.	17,910	698

Canon, Inc.	13,500	326

Chubu Electric Power Co., Inc.	2,900	37

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1) continued

Japan – 19.7% continued

Daito Trust Construction Co. Ltd.	5,220	$550

Daiwa House Industry Co. Ltd.	20,000	537

Denso Corp.	32,400	520

Hirose Electric Co. Ltd.	6,200	718

Honda Motor Co. Ltd.	56,400	634

Hoya Corp.	9,900	1,020

Isuzu Motors Ltd.	47,300	594

ITOCHU Corp.	41,427	1,497

Japan Post Insurance Co. Ltd.	60,500	1,018

Japan Tobacco, Inc.	9,600	221

KDDI Corp.	46,319	1,418

Komatsu Ltd.	30,900	835

Marubeni Corp.	10,200	159

Mazda Motor Corp.	22,100	251

MEIJI Holdings Co. Ltd.	20,200	502

Mitsubishi Corp.	5,100	243

Mitsubishi UFJ Financial Group, Inc.	87,800	745

Mitsui & Co. Ltd.	15,300	555

NGK Insulators Ltd.	27,000	358

Nintendo Co. Ltd.	4,300	179

Nippon Telegraph & Telephone Corp.	386,250	456

Nippon Yusen K.K.	16,200	420

Nissin Foods Holdings Co. Ltd.	100	8

Nitto Denko Corp.	16,500	1,082

Ono Pharmaceutical Co. Ltd.	39,100	750

Oracle Corp. Japan	13,800	1,029

ORIX Corp.	8,000	149

Pan Pacific International Holdings Corp.	4,200	88

Persol Holdings Co. Ltd.	467,000	760

Renesas Electronics Corp.*	66,200	1,016

SCSK Corp.	12,700	222

Secom Co. Ltd.	100	7

Sekisui Chemical Co. Ltd.	42,400	610

Shin-Etsu Chemical Co. Ltd.	6,900	200

Subaru Corp.	3,400	66

Sumitomo Corp.	22,900	457

Sumitomo Mitsui Financial Group, Inc.	22,200	1,088

Suntory Beverage & Food Ltd.	23,776	725

Takeda Pharmaceutical Co. Ltd.	2,900	90

TIS, Inc.	5,500	121

Tokyo Electric Power Co. Holdings, Inc.*	7,800	35

Tokyo Gas Co. Ltd.	4,900	111

TOPPAN Holdings, Inc.	5,500	131

See Notes to the Financial Statements.

EQUITY FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1) continued

Japan – 19.7% continued

Toyota Motor Corp.	12,600	$226

USS Co. Ltd.	17,300	286

Yakult Honsha Co. Ltd.	18,400	447

Yamaha Motor Co. Ltd.	19,600	515

		24,840

Jordan – 0.1%

Hikma Pharmaceuticals PLC	5,668	144

Netherlands – 4.6%

ASML Holding N.V.	2,265	1,330

BE Semiconductor Industries N.V.	299	29

Heineken N.V.	2,440	215

Koninklijke Ahold Delhaize N.V.	19,107	576

Randstad N.V.	16,179	892

Shell PLC	87,298	2,772

		5,814

New Zealand – 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	5,069	66

Meridian Energy Ltd.	15,313	47

		113

Norway – 0.6%

Equinor ASA	5,468	179

Kongsberg Gruppen ASA	1,172	48

Norsk Hydro ASA	77,890	489

		716

Portugal – 0.8%

Jeronimo Martins SGPS S.A.	42,680	958

Singapore – 2.9%

Jardine Cycle & Carriage Ltd.	38,100	887

Oversea-Chinese Banking Corp. Ltd.	133,500	1,247

Singapore Airlines Ltd.	54,800	259

STMicroelectronics N.V.	29,735	1,281

		3,674

South Africa – 0.2%

Anglo American PLC	9,383	260

Spain – 3.2%

ACS Actividades de Construccion y Servicios S.A.	7,180	258

Aena S.M.E. S.A.	3,158	475

Banco Bilbao Vizcaya Argentaria S.A.	200,654	1,634

Iberdrola S.A.	33,465	374

Industria de Diseno Textil S.A.	22,323	831

Naturgy Energy Group S.A.	5,537	150

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1) continued

Spain – 3.2% continued

Redeia Corp. S.A.	11,538	$181

Repsol S.A.	8,808	145

		4,048

Sweden – 3.3%

Fastighets AB Balder, Class B*	38,090	170

Hennes & Mauritz AB, Class B	47,358	673

Investor AB, Class B	67,854	1,299

Skandinaviska Enskilda Banken AB, Class A	89,798	1,070

Swedbank AB, Class A	40,941	754

Swedish Orphan Biovitrum AB*	235	5

Volvo AB, Class B	10,947	225

		4,196

Switzerland – 5.8%

ABB Ltd. (Registered)	45,442	1,624

Cie Financiere Richemont S.A., Class A (Registered)	11,073	1,349

Kuehne + Nagel International A.G. (Registered)	1,050	298

Novartis A.G. (Registered)	19,963	2,037

Sonova Holding A.G. (Registered)	2,689	637

Swisscom A.G. (Registered)	1,773	1,053

Temenos A.G. (Registered)	4,311	303

		7,301

United Kingdom – 8.0%

3i Group PLC	49,126	1,237

Associated British Foods PLC	4,267	107

AstraZeneca PLC	2,879	388

BAE Systems PLC	14,953	182

Barclays PLC	570,662	1,105

Centrica PLC	78,009	147

Coca-Cola Europacific Partners PLC	6,259	391

DCC PLC	3,482	195

HSBC Holdings PLC	91,143	714

Imperial Brands PLC	55,612	1,129

InterContinental Hotels Group PLC	8,640	637

National Grid PLC	16,452	196

NatWest Group PLC	139,453	399

Next PLC	7,668	680

RELX PLC	29,157	983

Rolls-Royce Holdings PLC*	42,937	115

Sage Group (The) PLC	37,883	456

SSE PLC	8,608	169

Tesco PLC	226,799	729

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.7% (1) continued

United Kingdom – 8.0% continued

United Utilities Group PLC	3,414	$39

WPP PLC	9,522	85

		10,083

United States – 6.1%

CRH PLC	11,045	609

CSL Ltd.	1,244	200

GSK PLC	78,036	1,411

Holcim A.G.*	16,677	1,068

Nestle S.A. (Registered)	9,360	1,057

Roche Holding A.G. (Genusschein)	7,175	1,957

Sanofi	12,428	1,334

		7,636

Total Common Stocks

(Cost $116,080)		122,935

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Henkel A.G. & Co. KGaA, 2.75%(3)	5,143	367

Total Preferred Stocks

(Cost $368)		367

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	397,670	398

Total Investment Companies

(Cost $398)		398

Total Investments – 98.3%

(Cost $116,846)		123,700

Other Assets less Liabilities – 1.7%		2,095

Net Assets – 100.0%		$125,795

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor’s

TSX – Toronto Stock Exchange

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	28	$1,245	Long	12/23	$(20)

FTSE 100 Index (British Pound)	3	281	Long	12/23	3

S&P/TSX 60 Index (Canadian Dollar)	1	173	Long	12/23	(5)

SPI 200 Index (Australian Dollar)	1	114	Long	12/23	(3)

Yen Denominated Nikkei 225 (Japanese Yen)	6	639	Long	12/23	(9)

Total					$(34)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	26.2%

Japanese Yen	19.7

British Pound	13.8

Canadian Dollar	10.7

Swiss Franc	9.1

Australian Dollar	5.3

All other currencies less than 5%	13.5

Total Investments	98.3

Other Assets less Liabilities	1.7

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Canada	$12,955	$ —	$—	$ 12,955

Chile	460	—	—	460

Hong Kong	676	1,390	—	2,066

Israel	1,134	661	—	1,795

Japan	90	24,750	—	24,840

United Kingdom	391	9,692	—	10,083

All Other Countries(1)	—	70,736	—	70,736

Total Common Stocks	15,706	107,229	—	122,935

Preferred Stocks	—	367	—	367

Investment Companies	398	—	—	398

Total Investments	$16,104	$107,596	$—	$123,700

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$ 3	$ —	$—	$ 3

Liabilities

Futures Contracts	(37)	—	—	(37)

Total Other Financial Instruments	$ (34)	$ —	$—	$ (34)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1)

Australia – 7.6%

Ampol Ltd.	60,341	$1,312

ANZ Group Holdings Ltd.	815,008	13,409

APA Group	335,224	1,787

Aristocrat Leisure Ltd.	162,070	4,253

ASX Ltd.	52,932	1,932

Aurizon Holdings Ltd.	490,793	1,100

BHP Group Ltd.	1,386,320	39,310

BlueScope Steel Ltd.	128,657	1,607

Brambles Ltd.	381,578	3,512

Cochlear Ltd.	17,980	2,947

Coles Group Ltd.	353,880	3,524

Commonwealth Bank of Australia	459,747	29,294

Computershare Ltd.	157,186	2,629

Dexus	273,179	1,284

EBOS Group Ltd.	40,783	828

Endeavour Group Ltd.	390,715	1,322

Flutter Entertainment PLC - CDI*	47,896	7,818

Fortescue Metals Group Ltd.	467,705	6,272

Glencore PLC	2,886,773	16,509

Goodman Group	464,605	6,436

GPT Group (The)	505,388	1,270

IDP Education Ltd.	67,074	920

IGO Ltd.	197,203	1,607

Insurance Australia Group Ltd.	653,794	2,389

Lendlease Corp. Ltd.	170,849	791

Lottery (The) Corp. Ltd.	625,554	1,895

Macquarie Group Ltd.	98,901	10,642

Medibank Pvt Ltd.	784,945	1,735

Mineral Resources Ltd.	47,511	2,059

Mirvac Group	1,084,666	1,490

National Australia Bank Ltd.	852,224	15,909

Newcrest Mining Ltd.	250,986	3,976

Northern Star Resources Ltd.	313,470	2,098

Orica Ltd.	124,071	1,246

Origin Energy Ltd.	473,004	2,668

Pilbara Minerals Ltd.	724,592	1,995

Qantas Airways Ltd.*	258,118	859

QBE Insurance Group Ltd.	415,791	4,205

Ramsay Health Care Ltd.	50,296	1,677

REA Group Ltd.	14,975	1,483

Reece Ltd.	67,484	808

Rio Tinto Ltd.	102,452	7,528

Rio Tinto PLC	306,714	19,267

Santos Ltd.	907,279	4,594

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Australia – 7.6% continued

Scentre Group	1,467,086	$2,334

SEEK Ltd.	94,767	1,341

Sonic Healthcare Ltd.	117,824	2,254

South32 Ltd.	1,245,646	2,725

Stockland	663,160	1,679

Suncorp Group Ltd.	349,232	3,148

Telstra Group Ltd.	1,096,171	2,711

Transurban Group	847,339	6,900

Treasury Wine Estates Ltd.	203,695	1,614

Vicinity Ltd.	1,027,029	1,119

Washington H Soul Pattinson & Co. Ltd.	64,896	1,358

Wesfarmers Ltd.	304,879	10,358

Westpac Banking Corp.	953,569	12,955

WiseTech Global Ltd.	45,288	1,889

Woodside Energy Group Ltd.	515,288	12,006

Woolworths Group Ltd.	336,417	8,105

		312,692

Austria – 0.2%

Erste Group Bank A.G.	94,601	3,268

Mondi PLC	126,271	2,107

OMV A.G.	40,241	1,922

Verbund A.G.	18,052	1,468

voestalpine A.G.	32,794	889

		9,654

Belgium – 0.8%

Ageas S.A./N.V.	45,658	1,883

Anheuser-Busch InBev S.A./N.V.	234,370	12,906

D’ieteren Group	5,485	923

Elia Group S.A./N.V.	7,920	774

Groupe Bruxelles Lambert N.V.	26,485	1,969

KBC Group N.V.	69,177	4,313

Lotus Bakeries N.V.	113	918

Sofina S.A.	3,823	770

Solvay S.A., Class A	20,291	2,244

UCB S.A.	35,432	2,899

Umicore S.A.	58,205	1,380

Warehouses De Pauw - C.V.A.	40,021	987

		31,966

Brazil – 0.1%

Yara International ASA	45,606	1,727

Burkina Faso – 0.0%

Endeavour Mining PLC	50,037	967

See Notes to the Financial Statements.

EQUITY FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Chile – 0.1%

Antofagasta PLC	109,316	$1,894

China – 0.5%

BOC Hong Kong Holdings Ltd.	1,034,108	2,820

Budweiser Brewing Co. APAC Ltd.	500,600	982

ESR Group Ltd.	554,800	778

Prosus N.V.*	420,915	12,404

SITC International Holdings Co. Ltd.	360,000	604

Wilmar International Ltd.	524,700	1,427

Xinyi Glass Holdings Ltd.	436,316	567

		19,582

Denmark – 3.2%

AP Moller - Maersk A/S, Class A	880	1,561

AP Moller - Maersk A/S, Class B	1,310	2,361

Carlsberg A/S, Class B	27,074	3,411

Chr Hansen Holding A/S	28,933	1,770

Coloplast A/S, Class B	37,378	3,944

Danske Bank A/S	189,978	4,425

Demant A/S*	25,272	1,046

DSV A/S	50,324	9,382

Genmab A/S*	17,763	6,286

Novo Nordisk A/S, Class B	893,914	81,316

Novozymes A/S, Class B	54,102	2,181

Orsted A/S(2)	52,150	2,839

Pandora A/S	24,737	2,550

ROCKWOOL A/S, Class B	2,523	609

Tryg A/S	98,025	1,793

Vestas Wind Systems A/S*	273,177	5,831

		131,305

Finland – 1.1%

Elisa OYJ	39,269	1,822

Fortum OYJ	126,684	1,470

Kesko OYJ, Class B	78,296	1,401

Kone OYJ, Class B	93,836	3,956

Metso OYJ	180,411	1,890

Neste OYJ	113,666	3,860

Nokia OYJ	1,433,301	5,391

Nordea Bank Abp	872,465	9,587

Orion OYJ, Class B	29,837	1,172

Sampo OYJ, Class A	127,240	5,501

Stora Enso OYJ (Registered)	155,639	1,948

UPM-Kymmene OYJ	146,615	5,015

Wartsila OYJ Abp	126,018	1,428

		44,441

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

France – 10.0%

Accor S.A.	49,672	$1,672

Adevinta ASA*	83,749	826

Aeroports de Paris S.A.	7,995	942

Air Liquide S.A.	142,893	24,080

Airbus S.E.	160,900	21,526

Alstom S.A.	82,195	1,950

Amundi S.A.	17,965	1,007

Arkema S.A.	14,763	1,456

AXA S.A.	497,731	14,743

BioMerieux	10,547	1,020

BNP Paribas S.A.	288,089	18,341

Bollore S.E.	234,955	1,262

Bouygues S.A.	56,446	1,972

Bureau Veritas S.A.	80,006	1,982

Capgemini S.E.	44,540	7,734

Carrefour S.A.	158,773	2,730

Cie de Saint-Gobain S.A.	127,859	7,660

Cie Generale des Etablissements Michelin S.C.A.	185,605	5,689

Covivio S.A./France	14,320	635

Credit Agricole S.A.	335,101	4,124

Danone S.A.	174,443	9,611

Dassault Aviation S.A.	6,081	1,144

Dassault Systemes S.E.	180,654	6,716

Edenred S.E.	68,400	4,274

Eiffage S.A.	20,004	1,900

Engie S.A.	496,146	7,608

EssilorLuxottica S.A.	81,112	14,099

Eurazeo S.E.	11,571	689

Gecina S.A.	12,218	1,244

Getlink S.E.	97,801	1,558

Hermes International S.C.A.	8,618	15,667

Ipsen S.A.	10,383	1,360

Kering S.A.	20,202	9,185

Klepierre S.A.	61,320	1,501

La Francaise des Jeux S.A.E.M.	30,490	990

Legrand S.A.	72,392	6,644

L’Oreal S.A.	65,564	27,153

LVMH Moet Hennessy Louis Vuitton S.E.	75,658	57,078

Orange S.A.	515,074	5,911

Pernod Ricard S.A.	55,904	9,306

Publicis Groupe S.A.	62,962	4,755

Remy Cointreau S.A.	6,629	808

Renault S.A.	51,698	2,117

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

France – 10.0% continued

Safran S.A.	94,057	$14,706

Sartorius Stedim Biotech	7,684	1,829

SEB S.A.	6,307	588

Societe Generale S.A.	201,038	4,863

Sodexo S.A.	24,373	2,510

Teleperformance S.E.	16,664	2,082

Thales S.A.	29,048	4,076

TotalEnergies S.E.	616,594	40,576

Unibail-Rodamco-Westfield*	32,891	1,619

Valeo S.E.	54,971	942

Veolia Environnement S.A.	187,129	5,414

Vinci S.A.	144,402	15,986

Vivendi S.E.	202,994	1,781

Wendel S.E.	7,692	608

Worldline S.A.(2) *	63,761	1,783

		412,032

Germany – 7.6%

adidas A.G.	43,924	7,733

Allianz S.E. (Registered)	110,341	26,312

BASF S.E.	242,659	11,015

Bayer A.G. (Registered)	267,269	12,837

Bayerische Motoren Werke A.G.	82,842	8,438

Bechtle A.G.	20,667	968

Beiersdorf A.G.	27,844	3,595

Brenntag S.E.	42,611	3,309

Carl Zeiss Meditec A.G. (Bearer)	10,976	960

Commerzbank A.G.	293,233	3,345

Continental A.G.	29,116	2,057

Covestro A.G.*	52,638	2,841

Daimler Truck Holding A.G.	136,167	4,722

Deutsche Bank A.G. (Registered)	535,676	5,915

Deutsche Boerse A.G.	51,773	8,949

Deutsche Lufthansa A.G. (Registered)*	162,487	1,291

Deutsche Post A.G.	273,402	11,143

Deutsche Telekom A.G. (Registered)	880,478	18,490

E.ON S.E.	606,382	7,183

Evonik Industries A.G.	56,036	1,026

Fresenius Medical Care A.G. & Co. KGaA	56,790	2,453

Fresenius S.E. & Co. KGaA	118,115	3,682

GEA Group A.G.	38,472	1,422

Hannover Rueck S.E.	16,871	3,707

Heidelberg Materials A.G.	39,833	3,094

HelloFresh S.E.*	47,772	1,428

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Germany – 7.6% continued

Henkel A.G. & Co. KGaA	27,224	$1,719

Infineon Technologies A.G.	354,097	11,744

Knorr-Bremse A.G.	19,782	1,258

LEG Immobilien S.E.*	20,293	1,402

Mercedes-Benz Group A.G.	220,536	15,361

Merck KGaA	35,013	5,852

MTU Aero Engines A.G.	14,700	2,671

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	37,256	14,535

Nemetschek S.E.	15,821	967

Puma S.E.	29,826	1,856

Rational A.G.	1,462	926

Rheinmetall A.G.	12,038	3,104

RWE A.G.	171,145	6,360

SAP S.E.	286,297	37,163

Scout24 S.E.	19,880	1,381

Siemens A.G. (Registered)	206,952	29,669

Siemens Energy A.G.*	143,156	1,873

Siemens Healthineers A.G.(2)	78,013	3,963

Symrise A.G.	36,672	3,503

Talanx A.G.	17,775	1,127

Telefonica Deutschland Holding A.G.	239,128	428

Volkswagen A.G.	7,782	1,026

Vonovia S.E.	197,328	4,756

Wacker Chemie A.G.	5,401	775

Zalando S.E.(2) *	61,634	1,376

		312,710

Hong Kong – 2.1%

AIA Group Ltd.	3,157,286	25,539

CK Asset Holdings Ltd.	556,138	2,925

CK Infrastructure Holdings Ltd.	187,853	889

CLP Holdings Ltd.	440,514	3,249

Futu Holdings Ltd. ADR*	14,502	838

Hang Lung Properties Ltd.	551,501	750

Hang Seng Bank Ltd.	208,179	2,586

Henderson Land Development Co. Ltd.	379,929	995

HKT Trust & HKT Ltd.	1,102,220	1,150

Hong Kong & China Gas Co. Ltd.	3,080,005	2,146

Hong Kong Exchanges & Clearing Ltd.	327,396	12,206

Hongkong Land Holdings Ltd.	308,300	1,099

Jardine Matheson Holdings Ltd.	44,800	2,079

Link REIT	692,978	3,378

MTR Corp. Ltd.	445,136	1,754

See Notes to the Financial Statements.

EQUITY FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Hong Kong – 2.1% continued

New World Development Co. Ltd.	410,111	$796

Power Assets Holdings Ltd.	378,817	1,827

Prudential PLC	745,661	8,029

Sino Land Co. Ltd.	989,217	1,113

Sun Hung Kai Properties Ltd.	397,258	4,225

Swire Pacific Ltd., Class A	119,051	804

Swire Properties Ltd.	340,587	711

Techtronic Industries Co. Ltd.	377,833	3,668

WH Group Ltd.(2)	2,284,213	1,192

Wharf Real Estate Investment Co. Ltd.	465,766	1,798

		85,746

Ireland – 0.4%

AerCap Holdings N.V.*	47,763	2,993

AIB Group PLC	355,458	1,601

Bank of Ireland Group PLC	287,376	2,822

Irish Bank Resolution Corp. Ltd.(3) *	99,788	—

Kerry Group PLC, Class A	43,947	3,669

Kingspan Group PLC	41,762	3,113

Smurfit Kappa Group PLC	72,024	2,383

		16,581

Israel – 0.6%

Azrieli Group Ltd.	10,107	518

Bank Hapoalim B.M.	348,624	3,100

Bank Leumi Le-Israel B.M.	421,627	3,486

Check Point Software Technologies Ltd.*	26,657	3,553

Elbit Systems Ltd.	7,084	1,408

Global-e Online Ltd.*	26,906	1,069

ICL Group Ltd.	225,393	1,248

Israel Discount Bank Ltd., Class A	355,469	1,919

Mizrahi Tefahot Bank Ltd.	42,271	1,530

Nice Ltd.*	17,119	2,910

Teva Pharmaceutical Industries Ltd. ADR*	299,345	3,053

Wix.com Ltd.*	14,651	1,345

		25,139

Italy – 2.2%

Amplifon S.p.A.	36,670	1,086

Assicurazioni Generali S.p.A.	278,431	5,690

Coca-Cola HBC A.G. - CDI*	64,134	1,755

Davide Campari-Milano N.V.	141,593	1,669

DiaSorin S.p.A.	7,183	654

Enel S.p.A.	2,208,006	13,549

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Italy – 2.2% continued

Eni S.p.A.	640,204	$10,283

Ferrari N.V.	18,769	5,532

Ferrari N.V. (New York Exchange)	15,441	4,563

FinecoBank Banca Fineco S.p.A.	171,590	2,083

Infrastrutture Wireless Italiane S.p.A.	96,117	1,141

Intesa Sanpaolo S.p.A.	4,234,431	10,882

Mediobanca Banca di Credito Finanziario S.p.A.	149,456	1,978

Moncler S.p.A.	56,229	3,264

Nexi S.p.A.*	165,879	1,012

Poste Italiane S.p.A.	138,949	1,461

Prysmian S.p.A.	69,339	2,782

Recordati Industria Chimica e Farmaceutica S.p.A.	27,580	1,300

Snam S.p.A.	553,450	2,598

Telecom Italia S.p.A.*	3,047,503	952

Terna - Rete Elettrica Nazionale	382,995	2,881

UniCredit S.p.A.	501,331	11,997

		89,112

Japan – 22.4%

Advantest Corp.	212,000	5,893

Aeon Co. Ltd.	178,700	3,541

AGC, Inc.	50,500	1,773

Aisin Corp.	40,200	1,518

Ajinomoto Co., Inc.	121,200	4,671

ANA Holdings, Inc.*	42,900	899

Asahi Group Holdings Ltd.	132,700	4,961

Asahi Intecc Co. Ltd.	59,600	1,071

Asahi Kasei Corp.	356,300	2,240

Astellas Pharma, Inc.	493,000	6,810

Azbil Corp.	32,700	1,001

Bandai Namco Holdings, Inc.	163,200	3,319

BayCurrent Consulting, Inc.	38,300	1,280

Bridgestone Corp.	157,000	6,119

Brother Industries Ltd.	63,000	1,014

Canon, Inc.	273,300	6,604

Capcom Co. Ltd.	47,000	1,689

Central Japan Railway Co.	198,500	4,827

Chiba Bank (The) Ltd.	154,000	1,117

Chubu Electric Power Co., Inc.	177,300	2,268

Chugai Pharmaceutical Co. Ltd.	185,565	5,750

Concordia Financial Group Ltd.	289,900	1,318

CyberAgent, Inc.	116,800	630

Dai Nippon Printing Co. Ltd.	57,900	1,506

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Japan – 22.4% continued

Daifuku Co. Ltd.	82,100	$1,552

Dai-ichi Life Holdings, Inc.	259,500	5,399

Daiichi Sankyo Co. Ltd.	505,900	13,885

Daikin Industries Ltd.	72,000	11,296

Daito Trust Construction Co. Ltd.	17,100	1,801

Daiwa House Industry Co. Ltd.	165,400	4,441

Daiwa House REIT Investment Corp.	519	916

Daiwa Securities Group, Inc.	367,800	2,122

Denso Corp.	476,000	7,640

Dentsu Group, Inc.	54,918	1,616

Disco Corp.	25,400	4,664

East Japan Railway Co.	83,312	4,768

Eisai Co. Ltd.	69,700	3,869

ENEOS Holdings, Inc.	790,997	3,120

FANUC Corp.	260,100	6,789

Fast Retailing Co. Ltd.	47,900	10,433

Fuji Electric Co. Ltd.	35,700	1,610

FUJIFILM Holdings Corp.	103,400	5,987

Fujitsu Ltd.	48,600	5,718

GLP J-REIT	1,264	1,131

GMO Payment Gateway, Inc.	11,400	622

Hakuhodo DY Holdings, Inc.	58,600	482

Hamamatsu Photonics K.K.	37,870	1,592

Hankyu Hanshin Holdings, Inc.	62,800	2,142

Hikari Tsushin, Inc.	5,800	883

Hirose Electric Co. Ltd.	7,928	918

Hitachi Construction Machinery Co. Ltd.	29,900	910

Hitachi Ltd.	256,200	15,883

Honda Motor Co. Ltd.	1,257,300	14,137

Hoshizaki Corp.	29,200	1,014

Hoya Corp.	96,900	9,986

Hulic Co. Ltd.	108,100	970

Ibiden Co. Ltd.	32,200	1,707

Idemitsu Kosan Co. Ltd.	56,388	1,297

Iida Group Holdings Co. Ltd.	41,264	686

Inpex Corp.	266,600	4,001

Isuzu Motors Ltd.	155,300	1,952

ITOCHU Corp.	324,200	11,713

Japan Airlines Co. Ltd.	42,200	821

Japan Exchange Group, Inc.	137,000	2,541

Japan Metropolitan Fund Invest	1,909	1,239

Japan Post Bank Co. Ltd.	402,000	3,493

Japan Post Holdings Co. Ltd.	606,500	4,849

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Japan – 22.4% continued

Japan Post Insurance Co. Ltd.	47,200	$794

Japan Real Estate Investment Corp.	359	1,400

Japan Tobacco, Inc.	327,000	7,525

JFE Holdings, Inc.	134,100	1,970

JSR Corp.	48,700	1,307

Kajima Corp.	115,900	1,886

Kansai Electric Power (The) Co., Inc.	188,400	2,621

Kao Corp.	127,300	4,727

Kawasaki Kisen Kaisha Ltd.	40,000	1,364

KDDI Corp.	406,800	12,453

Keio Corp.	27,500	946

Keisei Electric Railway Co. Ltd.	35,200	1,219

Keyence Corp.	53,356	19,831

Kikkoman Corp.	37,100	1,945

Kintetsu Group Holdings Co. Ltd.	48,800	1,383

Kirin Holdings Co. Ltd.	210,100	2,947

Kobayashi Pharmaceutical Co. Ltd.	14,300	639

Kobe Bussan Co. Ltd.	39,800	933

Koei Tecmo Holdings Co. Ltd.	31,440	447

Koito Manufacturing Co. Ltd.	56,328	850

Komatsu Ltd.	251,700	6,802

Konami Group Corp.	27,300	1,439

Kose Corp.	9,600	696

Kubota Corp.	277,900	4,111

Kurita Water Industries Ltd.	28,900	1,007

Kyocera Corp.	88,900	4,509

Kyowa Kirin Co. Ltd.	74,200	1,292

Lasertec Corp.	21,100	3,276

Lixil Corp.	81,600	950

M3, Inc.	117,500	2,133

Makita Corp.	59,800	1,481

Marubeni Corp.	390,000	6,078

MatsukiyoCocokara & Co.	93,900	1,683

Mazda Motor Corp.	154,800	1,755

McDonald’s Holdings Co. Japan Ltd.	23,600	903

MEIJI Holdings Co. Ltd.	61,052	1,518

MINEBEA MITSUMI, Inc.	99,700	1,626

MISUMI Group, Inc.	78,000	1,218

Mitsubishi Chemical Group Corp.	347,600	2,191

Mitsubishi Corp.	316,400	15,074

Mitsubishi Electric Corp.	522,900	6,465

Mitsubishi Estate Co. Ltd.	309,500	4,046

Mitsubishi HC Capital, Inc.	234,000	1,559

Mitsubishi Heavy Industries Ltd.	86,500	4,846

See Notes to the Financial Statements.

EQUITY FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Japan – 22.4% continued

Mitsubishi UFJ Financial Group, Inc.	3,120,095	$26,464

Mitsui & Co. Ltd.	358,900	13,008

Mitsui Chemicals, Inc.	45,400	1,177

Mitsui Fudosan Co. Ltd.	244,600	5,387

Mitsui OSK Lines Ltd.	94,900	2,604

Mizuho Financial Group, Inc.	656,418	11,119

MonotaRO Co. Ltd.	72,100	771

MS&AD Insurance Group Holdings, Inc.	118,743	4,343

Murata Manufacturing Co. Ltd.	476,073	8,701

NEC Corp.	67,800	3,745

Nexon Co. Ltd.	89,200	1,584

NGK Insulators Ltd.	66,100	876

Nidec Corp.	114,900	5,323

Nintendo Co. Ltd.	282,500	11,769

Nippon Building Fund, Inc.	410	1,662

NIPPON EXPRESS HOLDINGS, Inc.	18,400	960

Nippon Paint Holdings Co. Ltd.	259,700	1,746

Nippon Prologis REIT, Inc.	596	1,118

Nippon Sanso Holdings Corp.	43,800	1,038

Nippon Steel Corp.	230,461	5,401

Nippon Telegraph & Telephone Corp.	8,105,900	9,574

Nippon Yusen K.K.	134,700	3,491

Nissan Chemical Corp.	35,100	1,492

Nissan Motor Co. Ltd.	637,400	2,812

Nissin Foods Holdings Co. Ltd.	17,100	1,421

Nitori Holdings Co. Ltd.	22,300	2,497

Nitto Denko Corp.	37,700	2,471

Nomura Holdings, Inc.	820,900	3,291

Nomura Real Estate Holdings, Inc.	32,700	821

Nomura Real Estate Master Fund, Inc.	1,149	1,289

Nomura Research Institute Ltd.	102,722	2,673

NTT Data Group Corp.	175,500	2,351

Obayashi Corp.	177,300	1,561

Obic Co. Ltd.	18,900	2,875

Odakyu Electric Railway Co. Ltd.	84,900	1,269

Oji Holdings Corp.	235,200	997

Olympus Corp.	339,900	4,404

Omron Corp.	47,800	2,129

Ono Pharmaceutical Co. Ltd.	105,900	2,031

Open House Group Co. Ltd.	22,200	753

Oracle Corp. Japan	10,900	813

Oriental Land Co. Ltd.	296,400	9,730

ORIX Corp.	320,000	5,975

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Japan – 22.4% continued

Osaka Gas Co. Ltd.	102,400	$1,689

Otsuka Corp.	31,000	1,313

Otsuka Holdings Co. Ltd.	107,815	3,836

Pan Pacific International Holdings Corp.	107,900	2,266

Panasonic Corp.	612,000	6,882

Persol Holdings Co. Ltd.	481,000	783

Rakuten Group, Inc.	428,200	1,754

Recruit Holdings Co. Ltd.	393,900	12,130

Renesas Electronics Corp.*	351,700	5,396

Resona Holdings, Inc.	576,310	3,185

Ricoh Co. Ltd.	149,800	1,292

Rohm Co. Ltd.	94,800	1,794

SBI Holdings, Inc.	66,960	1,409

SCSK Corp.	45,500	794

Secom Co. Ltd.	57,800	3,920

Seiko Epson Corp.	81,000	1,272

Sekisui Chemical Co. Ltd.	100,100	1,441

Sekisui House Ltd.	159,100	3,168

Seven & i Holdings Co. Ltd.	205,700	8,055

SG Holdings Co. Ltd.	87,200	1,117

Sharp Corp.*	84,800	528

Shimadzu Corp.	66,700	1,771

Shimano, Inc.	21,200	2,863

Shimizu Corp.	143,500	998

Shin-Etsu Chemical Co. Ltd.	497,500	14,440

Shionogi & Co. Ltd.	71,700	3,206

Shiseido Co. Ltd.	108,800	3,820

Shizuoka Financial Group, Inc.	123,300	1,003

SMC Corp.	15,500	6,938

SoftBank Corp.	781,500	8,838

SoftBank Group Corp.	281,200	11,901

Sompo Holdings, Inc.	82,745	3,542

Sony Group Corp.	346,000	28,303

Square Enix Holdings Co. Ltd.	23,500	805

Subaru Corp.	165,300	3,211

SUMCO Corp.	100,100	1,302

Sumitomo Chemical Co. Ltd.	368,000	1,002

Sumitomo Corp.	290,200	5,789

Sumitomo Electric Industries Ltd.	198,700	2,393

Sumitomo Metal Mining Co. Ltd.	69,100	2,032

Sumitomo Mitsui Financial Group, Inc.	345,842	16,954

Sumitomo Mitsui Trust Holdings, Inc.	91,519	3,437

Sumitomo Realty & Development Co. Ltd.	78,500	2,039

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Japan – 22.4% continued

Suntory Beverage & Food Ltd.	37,700	$1,150

Suzuki Motor Corp.	99,300	3,993

Sysmex Corp.	46,098	2,198

T&D Holdings, Inc.	137,700	2,261

Taisei Corp.	46,700	1,643

Takeda Pharmaceutical Co. Ltd.	430,566	13,372

TDK Corp.	107,200	3,970

Terumo Corp.	185,700	4,920

TIS, Inc.	63,000	1,387

Tobu Railway Co. Ltd.	50,900	1,308

Toho Co. Ltd.	30,500	1,041

Tokio Marine Holdings, Inc.	490,200	11,300

Tokyo Electric Power Co. Holdings, Inc.*	426,000	1,905

Tokyo Electron Ltd.	128,500	17,487

Tokyo Gas Co. Ltd.	107,200	2,436

Tokyu Corp.	140,600	1,621

TOPPAN Holdings, Inc.	66,900	1,599

Toray Industries, Inc.	384,500	2,000

Tosoh Corp.	70,200	900

TOTO Ltd.	38,500	994

Toyota Industries Corp.	40,500	3,188

Toyota Motor Corp.	2,897,120	52,059

Toyota Tsusho Corp.	58,900	3,462

Trend Micro, Inc.	38,100	1,443

Unicharm Corp.	110,600	3,902

USS Co. Ltd.	56,800	939

Welcia Holdings Co. Ltd.	27,100	468

West Japan Railway Co.	61,000	2,524

Yakult Honsha Co. Ltd.	70,600	1,715

Yamaha Corp.	41,100	1,122

Yamaha Motor Co. Ltd.	83,000	2,181

Yamato Holdings Co. Ltd.	75,000	1,221

Yaskawa Electric Corp.	65,900	2,376

Yokogawa Electric Corp.	61,500	1,188

Z Holdings Corp.	751,200	2,097

Zensho Holdings Co. Ltd.	23,700	1,034

ZOZO, Inc.	42,700	783

		923,573

Jordan – 0.0%

Hikma Pharmaceuticals PLC	46,136	1,176

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Luxembourg – 0.1%

ArcelorMittal S.A.	136,958	$3,425

Eurofins Scientific S.E.	37,240	2,100

		5,525

Macau – 0.1%

Galaxy Entertainment Group Ltd.	596,148	3,566

Sands China Ltd.*	684,699	2,082

		5,648

Netherlands – 5.3%

ABN AMRO Bank N.V. - C.V.A.	114,741	1,625

Adyen N.V.*	5,883	4,361

Aegon N.V.	460,956	2,222

Akzo Nobel N.V.	46,755	3,374

Argenx S.E.*	15,347	7,461

ASM International N.V.	12,952	5,409

ASML Holding N.V.	110,436	64,852

ASR Nederland N.V.	42,673	1,602

BE Semiconductor Industries N.V.	21,017	2,055

Euronext N.V.	23,431	1,631

EXOR N.V.	29,902	2,651

Heineken Holding N.V.	34,445	2,592

Heineken N.V.	78,309	6,889

IMCD N.V.	15,570	1,968

ING Groep N.V.	981,079	12,960

JDE Peet’sN.V.	37,057	1,035

Koninklijke Ahold Delhaize N.V.	265,219	7,997

Koninklijke KPN N.V.	904,080	2,980

Koninklijke Philips N.V.*	251,912	5,020

NN Group N.V.	68,784	2,204

OCI N.V.*	31,429	874

Randstad N.V.	30,011	1,654

Shell PLC	1,831,922	58,164

Universal Music Group N.V.	225,439	5,862

Wolters Kluwer N.V.	70,248	8,507

		215,949

New Zealand – 0.2%

Auckland International Airport Ltd.	322,225	1,527

Fisher & Paykel Healthcare Corp. Ltd.	151,333	1,957

Mercury NZ Ltd.	177,324	649

Meridian Energy Ltd.	336,212	1,036

Spark New Zealand Ltd.	528,543	1,524

Xero Ltd.*	39,294	2,848

		9,541

See Notes to the Financial Statements.

EQUITY FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Norway – 0.6%

Aker BP ASA	80,649	$2,229

DNB Bank ASA	253,278	5,101

Equinor ASA	246,882	8,094

Gjensidige Forsikring ASA	59,937	881

Kongsberg Gruppen ASA	24,750	1,019

Mowi ASA	119,383	2,114

Norsk Hydro ASA	379,550	2,382

Orkla ASA	200,960	1,501

Salmar ASA	19,696	997

Telenor ASA	178,879	2,029

		26,347

Portugal – 0.2%

Banco Espirito Santo S.A.(Registered)(3)*	882,815	—

EDP - Energias de Portugal S.A.	877,080	3,650

Galp Energia SGPS S.A.	141,287	2,093

Jeronimo Martins SGPS S.A.	81,111	1,820

		7,563

Singapore – 1.6%

CapitaLand Ascendas REIT	1,062,792	2,136

CapitaLand Integrated Commercial Trust	1,438,716	1,942

CapitaLand Investment Ltd.	717,062	1,621

City Developments Ltd.	127,800	615

DBS Group Holdings Ltd.	495,305	12,162

Genting Singapore Ltd.	1,705,280	1,054

Grab Holdings Ltd., Class A*	510,028	1,805

Jardine Cycle & Carriage Ltd.	27,300	636

Keppel Corp. Ltd.	404,250	2,006

Mapletree Logistics Trust	983,455	1,206

Mapletree Pan Asia Commercial Trust	683,900	716

Oversea-Chinese Banking Corp. Ltd.	920,351	8,596

Sea Ltd. ADR*	100,805	4,430

Seatrium Ltd.*	12,063,224	1,179

Sembcorp Industries Ltd.	265,700	988

Singapore Airlines Ltd.	391,235	1,848

Singapore Exchange Ltd.	235,500	1,676

Singapore Technologies Engineering Ltd.	440,300	1,258

Singapore Telecommunications Ltd.	2,248,125	3,966

STMicroelectronics N.V.	185,017	7,971

United Overseas Bank Ltd.	342,149	7,123

UOL Group Ltd.	122,280	571

		65,505

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

South Africa – 0.2%

Anglo American PLC	340,971	$9,440

South Korea – 0.0%

Delivery Hero S.E.*	46,850	1,346

Spain – 2.5%

Acciona S.A.	7,195	915

ACS Actividades de Construccion y Servicios S.A.	59,671	2,149

Aena S.M.E. S.A.	20,934	3,149

Amadeus IT Group S.A.	121,673	7,332

Banco Bilbao Vizcaya Argentaria S.A.	1,633,503	13,301

Banco Santander S.A.	4,463,414	16,949

CaixaBank S.A.	1,138,964	4,556

Cellnex Telecom S.A.*	155,384	5,403

Corp. ACCIONA Energias Renovables S.A.	19,010	490

EDP Renovaveis S.A.	88,590	1,449

Enagas S.A.	72,079	1,193

Endesa S.A.	86,581	1,760

Grifols S.A.*	79,441	1,028

Iberdrola S.A.	1,673,146	18,681

Industria de Diseno Textil S.A.	295,578	11,001

Naturgy Energy Group S.A.	36,989	1,005

Redeia Corp. S.A.	101,201	1,589

Repsol S.A.	363,983	5,992

Telefonica S.A.	1,432,089	5,860

		103,802

Sweden – 2.8%

Alfa Laval AB	79,274	2,712

Assa Abloy AB, Class B	276,388	6,021

Atlas Copco AB, Class A	725,395	9,719

Atlas Copco AB, Class B	427,504	4,994

Beijer Ref AB	99,176	1,042

Boliden AB	78,163	2,225

Epiroc AB, Class A	176,925	3,349

Epiroc AB, Class B	111,843	1,788

EQT AB	96,757	1,911

Essity AB, Class B	167,095	3,601

Evolution AB	50,604	5,099

Fastighets AB Balder, Class B*	166,288	745

Getinge AB, Class B	65,425	1,149

Hennes & Mauritz AB, Class B	180,619	2,568

Hexagon AB, Class B	570,415	4,855

Holmen AB, Class B	24,700	959

Husqvarna AB, Class B	88,459	675

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Sweden – 2.8% continued

Industrivarden AB, Class A	35,290	$930

Industrivarden AB, Class C	40,743	1,072

Indutrade AB	76,366	1,410

Investment AB Latour, Class B	43,691	767

Investor AB, Class B	473,237	9,058

L E Lundbergforetagen AB, Class B	22,433	935

Lifco AB, Class B	62,523	1,094

Nibe Industrier AB, Class B	417,572	2,721

Saab AB, Class B	23,163	1,178

Sagax AB, Class B	51,523	980

Sandvik AB	292,424	5,361

Securitas AB, Class B	141,031	1,113

Skandinaviska Enskilda Banken AB, Class A	446,730	5,321

Skanska AB, Class B	97,142	1,593

SKF AB, Class B	92,471	1,533

Svenska Cellulosa AB S.C.A., Class B	168,216	2,301

Svenska Handelsbanken AB, Class A	386,955	3,440

Swedbank AB, Class A	234,368	4,315

Swedish Orphan Biovitrum AB*	57,905	1,184

Tele2 AB, Class B	155,872	1,191

Telefonaktiebolaget LM Ericsson, Class B	806,109	3,915

Telia Co. AB	660,738	1,364

Volvo AB, Class A	55,885	1,162

Volvo AB, Class B	408,925	8,418

Volvo Car AB, Class B*	176,529	713

		116,481

Switzerland – 6.1%

ABB Ltd. (Registered)	439,972	15,723

Adecco Group A.G. (Registered)	42,621	1,748

Alcon, Inc.	135,105	10,440

Bachem Holding A.G.	9,370	691

Baloise Holding A.G. (Registered)	12,252	1,777

Banque Cantonale Vaudoise (Registered)	8,446	886

Barry Callebaut A.G. (Registered)	997	1,585

BKW A.G.	5,956	1,050

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	275	3,059

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	30	3,289

Cie Financiere Richemont S.A., Class A (Registered)	141,756	17,272

Clariant A.G. (Registered)*	61,024	964

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

Switzerland – 6.1% continued

DSM-Firmenich A.G.	51,009	$4,309

Dufry A.G. (Registered)*	28,300	1,077

EMS-Chemie Holding A.G. (Registered)	1,925	1,306

Geberit A.G. (Registered)	9,396	4,691

Givaudan S.A. (Registered)	2,508	8,210

Helvetia Holding A.G. (Registered)	9,233	1,294

Julius Baer Group Ltd.	58,801	3,768

Kuehne + Nagel International A.G. (Registered)	15,023	4,260

Logitech International S.A. (Registered)	45,350	3,125

Lonza Group A.G. (Registered)	20,166	9,330

Novartis A.G. (Registered)	561,709	57,319

Partners Group Holding A.G.	6,143	6,912

Schindler Holding A.G. (Participation Certificate)	11,243	2,241

Schindler Holding A.G. (Registered)	6,375	1,226

SGS S.A. (Registered)	41,293	3,467

SIG Group A.G.*	81,864	2,016

Sika A.G. (Registered)	39,584	10,033

Sonova Holding A.G. (Registered)	14,311	3,391

Straumann Holding A.G. (Registered)	30,612	3,888

Swatch Group (The) A.G. (Bearer)	8,382	2,149

Swatch Group (The) A.G. (Registered)	12,980	634

Swiss Life Holding A.G. (Registered)	8,212	5,116

Swiss Prime Site A.G. (Registered)	20,924	1,915

Swisscom A.G. (Registered)	7,162	4,255

Temenos A.G. (Registered)	17,485	1,226

UBS Group A.G. (Registered)	892,059	22,050

VAT Group A.G.	7,451	2,653

Zurich Insurance Group A.G.	40,789	18,691

		249,036

United Kingdom – 11.2%

3i Group PLC	269,725	6,789

abrdn PLC	540,002	1,021

Admiral Group PLC	61,193	1,770

Ashtead Group PLC	118,997	7,233

Associated British Foods PLC	95,876	2,410

AstraZeneca PLC	424,729	57,159

Auto Trader Group PLC(2)	250,806	1,880

Aviva PLC	766,040	3,622

BAE Systems PLC	830,400	10,080

Barclays PLC	4,214,401	8,162

Barratt Developments PLC	266,036	1,427

Berkeley Group Holdings PLC	28,723	1,433

See Notes to the Financial Statements.

EQUITY FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

United Kingdom – 11.2% continued

BP PLC	4,734,804	$30,572

British American Tobacco PLC	577,168	18,118

BT Group PLC	1,759,148	2,499

Bunzl PLC	93,526	3,319

Burberry Group PLC	103,717	2,405

Centrica PLC	1,530,383	2,873

CK Hutchison Holdings Ltd.	732,638	3,905

CNH Industrial N.V.	274,642	3,327

Coca-Cola Europacific Partners PLC	56,718	3,544

Compass Group PLC	475,226	11,577

Croda International PLC	37,662	2,258

DCC PLC	27,447	1,539

Diageo PLC	613,240	22,616

Entain PLC	166,013	1,890

Halma PLC	101,354	2,381

Hargreaves Lansdown PLC	93,117	874

HSBC Holdings PLC	5,404,395	42,338

Imperial Brands PLC	242,388	4,922

Informa PLC	379,521	3,458

InterContinental Hotels Group PLC	47,601	3,509

Intertek Group PLC	44,747	2,237

J Sainsbury PLC	452,361	1,392

JD Sports Fashion PLC	705,144	1,285

Johnson Matthey PLC	49,949	990

Kingfisher PLC	554,740	1,504

Land Securities Group PLC	194,068	1,388

Legal & General Group PLC	1,650,078	4,458

Lloyds Banking Group PLC	17,990,695	9,687

London Stock Exchange Group PLC	116,169	11,662

M&G PLC	605,565	1,450

Melrose Industries PLC	370,230	2,110

National Grid PLC	1,005,455	12,002

NatWest Group PLC	1,586,518	4,540

Next PLC	33,756	2,995

Ocado Group PLC*	159,465	1,160

Pearson PLC	176,835	1,871

Persimmon PLC	92,030	1,205

Phoenix Group Holdings PLC	215,294	1,261

Reckitt Benckiser Group PLC	195,076	13,786

RELX PLC	518,671	17,492

Rentokil Initial PLC	695,914	5,159

Rolls-Royce Holdings PLC*	2,311,730	6,197

Sage Group (The) PLC	286,851	3,452

Schroders PLC	218,976	1,082

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.2% (1) continued

United Kingdom – 11.2% continued

Segro PLC	330,357	$2,882

Severn Trent PLC	67,332	1,940

Smith & Nephew PLC	241,027	2,996

Smiths Group PLC	95,141	1,875

Spirax-Sarco Engineering PLC	19,811	2,291

SSE PLC	295,761	5,795

St. James’s Place PLC	151,450	1,528

Standard Chartered PLC	665,612	6,151

Taylor Wimpey PLC	941,616	1,339

Tesco PLC	2,022,891	6,504

Unilever PLC	688,784	33,990

United Utilities Group PLC	183,065	2,111

Vodafone Group PLC	6,335,475	5,916

Whitbread PLC	52,678	2,216

Wise PLC, Class A*	165,001	1,371

WPP PLC	284,344	2,534

		462,714

United States – 7.4%

CRH PLC	201,630	11,121

CSL Ltd.	130,818	21,077

CyberArk Software Ltd.*	11,069	1,813

Experian PLC	249,813	8,161

Ferrovial S.E.	134,936	4,114

GSK PLC	1,116,004	20,175

Haleon PLC	1,514,487	6,285

Holcim A.G.*	142,002	9,092

James Hardie Industries PLC - CDI*	124,119	3,239

Monday.com Ltd.*	5,654	900

Nestle S.A. (Registered)	731,342	82,584

QIAGEN N.V.*	63,064	2,552

Roche Holding A.G. (Bearer)	8,813	2,593

Roche Holding A.G. (Genusschein)	192,543	52,519

Sanofi	309,145	33,172

Schneider Electric S.E.	149,405	24,631

Stellantis N.V.	89,784	1,718

Stellantis N.V. (New York Exchange)	521,934	10,011

Swiss Re A.G.	81,599	8,376

Tenaris S.A.	130,622	2,064

		306,197

Total Common Stocks

(Cost $2,667,533)		4,005,391

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 0.4% (1)

Germany – 0.4%

Bayerische Motoren Werke A.G., 9.70%(4)	15,732	$1,469

Dr. Ing hc F Porsche A.G., 1.13%(4)	31,153	2,930

Henkel A.G. & Co. KGaA, 2.75%(4)	45,816	3,270

Porsche Automobil Holding S.E., 5.50%(4)	41,009	2,022

Sartorius A.G., 0.45%(4)	7,210	2,447

Volkswagen A.G., 8.05%(4)	56,379	6,491

		18,629

Total Preferred Stocks

(Cost $16,000)		18,629

INVESTMENT COMPANIES – 1.2%

iShares Core MSCI EAFE ETF	353,000	22,715

iShares MSCI EAFE ETF	190,000	13,095

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	11,698,671	11,699

Total Investment Companies

(Cost $46,937)		47,509

Total Investments – 98.8%

(Cost $2,730,470)		4,071,529

Other Assets less Liabilities – 1.2%		47,484

Net Assets – 100.0%		$4,119,013

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

UBS	Swiss Franc	2,000	United States Dollar	2,260	12/20/23	$ 55

Subtotal Appreciation						55

BNY Mellon	United States Dollar	1,860	British Pound	1,500	12/20/23	(28)

Citibank	Japanese Yen	760,000	United States Dollar	5,152	12/20/23	(5)

Toronto-Dominion Bank	United States Dollar	2,080	British Pound	1,670	12/20/23	(41)

Toronto-Dominion Bank	United States Dollar	6,430	Euro	6,000	12/20/23	(61)

Toronto-Dominion Bank	United States Dollar	8,629	Japanese Yen	1,254,610	12/20/23	(117)

Subtotal Depreciation						(252)

Total						$(197)

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	510	$22,668	Long	12/23	$(382)

FTSE 100 Index (British Pound)	124	11,606	Long	12/23	88

Hang Seng Index (Hong Kong Dollar)	8	914	Long	10/23	3

SPI 200 Index (Australian Dollar)	53	6,037	Long	12/23	(138)

Topix Index (Japanese Yen)	87	13,527	Long	12/23	(148)

Total					$(577)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	31.6%

Japanese Yen	22.4

British Pound	15.0

Swiss Franc	9.7

Australian Dollar	7.2

All other currencies less than 5%	12.9

Total Investments	98.8

Other Assets less Liabilities	1.2

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Hong Kong	$838	$84,908	$—	$85,746

Ireland	2,993	13,588	—	16,581

Israel	9,020	16,119	—	25,139

Italy	4,563	84,549	—	89,112

Japan	13,372	910,201	—	923,573

Singapore	6,235	59,270	—	65,505

United Kingdom	3,544	459,170	—	462,714

United States	4,431	301,766	—	306,197

All Other Countries(1)	—	2,030,824	—	2,030,824

Total Common Stocks	44,996	3,960,395	—	4,005,391

Preferred Stocks	—	18,629	—	18,629

Investment Companies	47,509	—	—	47,509

Total Investments	$92,505	$3,979,024	$—	$4,071,529

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$55	$—	$55

Futures Contracts	91	—	—	91

Liabilities

Forward Foreign Currency Exchange Contracts	—	(252)	—	(252)

Futures Contracts	(668)	—	—	(668)

Total Other Financial Instruments	$(577)	$(197)	$—	$(774)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	119	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3%

Aerospace & Defense – 0.8%

General Dynamics Corp.	2,915	$644

Lockheed Martin Corp.	3,280	1,342

		1,986

Air Freight & Logistics – 1.0%

Expeditors International of Washington, Inc.	14,040	1,609

United Parcel Service, Inc., Class B	4,623	721

		2,330

Automobiles – 1.3%

Tesla, Inc.*	12,517	3,132

Thor Industries, Inc.	120	11

		3,143

Banks – 2.9%

Bank of America Corp.	41,467	1,135

Bank OZK	12,375	459

Citigroup, Inc.	36,434	1,499

JPMorgan Chase & Co.	25,764	3,736

Wells Fargo & Co.	1,247	51

		6,880

Beverages – 0.9%

Coca-Cola (The) Co.	25,434	1,424

PepsiCo, Inc.	3,964	672

		2,096

Biotechnology – 2.2%

AbbVie, Inc.	3,085	460

Amgen, Inc.	9,548	2,566

Gilead Sciences, Inc.	23,555	1,765

Vertex Pharmaceuticals, Inc.*	1,303	453

		5,244

Broadline Retail – 3.4%

Amazon.com, Inc.*	53,170	6,759

eBay, Inc.	31,137	1,373

		8,132

Capital Markets – 2.6%

Bank of New York Mellon (The) Corp.	40,443	1,725

Goldman Sachs Group (The), Inc.	6,536	2,115

Janus Henderson Group PLC	20,528	530

Jefferies Financial Group, Inc.	36,003	1,319

Robinhood Markets, Inc., Class A*	10,262	101

State Street Corp.	6,802	455

		6,245

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3% continued

Chemicals – 1.2%

CF Industries Holdings, Inc.	8,843	$758

LyondellBasell Industries N.V., Class A	17,740	1,680

Mosaic (The) Co.	865	31

Olin Corp.	9,310	465

		2,934

Communications Equipment – 1.2%

Cisco Systems, Inc.	54,651	2,938

Construction Materials – 0.1%

Eagle Materials, Inc.	1,122	187

Consumer Finance – 0.3%

Capital One Financial Corp.	3,125	303

SLM Corp.	25,564	348

Synchrony Financial	5,854	179

		830

Consumer Staples Distribution & Retail – 1.5%

Albertsons Cos., Inc., Class A	1,933	44

Costco Wholesale Corp.	33	19

Kroger (The) Co.	37,428	1,675

Walmart, Inc.	11,606	1,856

		3,594

Diversified Consumer Services – 0.5%

H&R Block, Inc.	26,697	1,150

Electric Utilities – 1.8%

Constellation Energy Corp.	11,822	1,289

Edison International	848	54

Entergy Corp.	196	18

Exelon Corp.	35,468	1,340

FirstEnergy Corp.	19,155	655

IDACORP, Inc.	4,011	376

NRG Energy, Inc.	10,015	386

OGE Energy Corp.	1,861	62

		4,180

Electrical Equipment – 0.2%

Acuity Brands, Inc.	3,175	541

Electronic Equipment, Instruments & Components – 0.6%

CDW Corp.	1,687	340

Jabil, Inc.	4,635	588

Vontier Corp.	14,120	437

		1,365

Entertainment – 0.7%

Activision Blizzard, Inc.	1,397	131

Electronic Arts, Inc.	375	45

See Notes to the Financial Statements.

EQUITY FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3% continued

Entertainment – 0.7% continued

Netflix, Inc.*	1,210	$457

Playtika Holding Corp.*	116,672	1,123

		1,756

Financial Services – 4.2%

Berkshire Hathaway, Inc., Class B*	12,607	4,416

Fidelity National Information Services, Inc.	23,409	1,294

Fiserv, Inc.*	3,542	400

Mastercard, Inc., Class A	1,610	637

MGIC Investment Corp.	91,552	1,528

PayPal Holdings, Inc.*	5,064	296

Visa, Inc., Class A	6,363	1,464

		10,035

Food Products – 1.4%

Archer-Daniels-Midland Co.	17,646	1,331

General Mills, Inc.	20,549	1,315

Kellogg Co.	9,695	577

		3,223

Ground Transportation – 0.6%

Landstar System, Inc.	8,125	1,438

Health Care Equipment & Supplies – 2.8%

Abbott Laboratories	25,549	2,474

GE HealthCare Technologies, Inc.	25,112	1,709

Hologic, Inc.*	2,105	146

IDEXX Laboratories, Inc.*	1,460	638

Intuitive Surgical, Inc.*	844	247

Stryker Corp.	5,526	1,510

		6,724

Health Care Providers & Services – 3.7%

Cardinal Health, Inc.	3,023	262

Cencora, Inc.	4,811	866

Cigna Group (The)	4,684	1,340

DaVita, Inc.*	4,009	379

Elevance Health, Inc.	258	112

HCA Healthcare, Inc.	2,337	575

Humana, Inc.	2,547	1,239

McKesson Corp.	4,581	1,992

UnitedHealth Group, Inc.	4,234	2,135

		8,900

Hotel & Resort Real Estate Investment Trusts – 0.5%

Host Hotels & Resorts, Inc.	81,495	1,310

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3% continued

Hotels, Restaurants & Leisure – 1.3%

Booking Holdings, Inc.*	661	$2,039

Expedia Group, Inc.*	7,503	773

McDonald’s Corp.	1,003	264

		3,076

Household Durables – 1.1%

NVR, Inc.*	274	1,634

PulteGroup, Inc.	4,717	349

Toll Brothers, Inc.	8,309	615

		2,598

Household Products – 1.6%

Kimberly-Clark Corp.	14,086	1,703

Procter & Gamble (The) Co.	14,762	2,153

		3,856

Industrial Conglomerates – 1.2%

3M Co.	6,198	580

General Electric Co.	20,851	2,305

		2,885

Insurance – 2.1%

Aflac, Inc.	24,865	1,908

American International Group, Inc.	1,871	113

Assured Guaranty Ltd.	18,013	1,090

Brighthouse Financial, Inc.*	28,474	1,394

Old Republic International Corp.	436	12

Unum Group	10,318	508

		5,025

Interactive Media & Services – 6.6%

Alphabet, Inc., Class A*	84,449	11,051

Meta Platforms, Inc., Class A*	15,359	4,611

		15,662

IT Services – 1.6%

Accenture PLC, Class A	7,159	2,199

Amdocs Ltd.	14,132	1,194

Cognizant Technology Solutions Corp., Class A	5,756	390

Kyndryl Holdings, Inc.*	8,499	128

		3,911

Leisure Products – 0.1%

Polaris, Inc.	1,369	143

Life Sciences Tools & Services – 0.8%

Medpace Holdings, Inc.*	4,476	1,084

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	121	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3% continued

Life Sciences Tools & Services – 0.8% continued

Mettler-Toledo International, Inc.*	778	$862

West Pharmaceutical Services, Inc.	176	66

		2,012

Machinery – 2.4%

Allison Transmission Holdings, Inc.	26,249	1,550

Caterpillar, Inc.	9,078	2,478

Snap-on, Inc.	6,182	1,577

		5,605

Media – 1.5%

Comcast Corp., Class A	44,039	1,953

Fox Corp., Class A	25,726	802

Omnicom Group, Inc.	11,089	826

		3,581

Metals & Mining – 1.1%

Nucor Corp.	10,082	1,576

Reliance Steel & Aluminum Co.	626	164

Steel Dynamics, Inc.	8,981	963

		2,703

Mortgage Real Estate Investment Trusts – 0.4%

Rithm Capital Corp.	99,585	925

Multi-Utilities – 0.7%

Ameren Corp.	2,030	152

Consolidated Edison, Inc.	8,226	704

Public Service Enterprise Group, Inc.	13,733	781

		1,637

Oil, Gas & Consumable Fuels – 4.8%

Chevron Corp.	3,678	620

Coterra Energy, Inc.	3,234	88

EQT Corp.	21,069	855

Exxon Mobil Corp.	36,283	4,266

HF Sinclair Corp.	4,150	236

Marathon Petroleum Corp.	13,641	2,064

Occidental Petroleum Corp.	6,093	395

Phillips 66	6,507	782

Valero Energy Corp.	14,394	2,040

		11,346

Pharmaceuticals – 3.8%

Bristol-Myers Squibb Co.	32,673	1,896

Eli Lilly & Co.	2,357	1,266

Johnson & Johnson	26,499	4,127

Merck & Co., Inc.	16,258	1,674

		8,963

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3% continued

Professional Services – 1.1%

Automatic Data Processing, Inc.	5,406	$1,300

Genpact Ltd.	3,564	129

Robert Half, Inc.	11,078	812

Science Applications International Corp.	4,548	480

		2,721

Real Estate Management & Development – 0.3%

CBRE Group, Inc., Class A*	8,652	639

Retail Real Estate Investment Trusts – 0.7%

Simon Property Group, Inc.	15,323	1,655

Semiconductors & Semiconductor Equipment – 7.4%

Analog Devices, Inc.	2,718	476

Applied Materials, Inc.	16,054	2,223

Broadcom, Inc.	4,509	3,745

KLA Corp.	4,046	1,856

Lam Research Corp.	3,175	1,990

Microchip Technology, Inc.	21,621	1,687

NVIDIA Corp.	12,920	5,620

		17,597

Software – 9.2%

Adobe, Inc.*	5,462	2,785

AppLovin Corp., Class A*	4,608	184

Fair Isaac Corp.*	452	392

Fortinet, Inc.*	4,158	244

Intuit, Inc.	945	483

Microsoft Corp.	53,526	16,901

Oracle Corp.	8,929	946

		21,935

Specialized Real Estate Investment Trusts – 0.9%

Public Storage	1,942	512

Weyerhaeuser Co.	51,486	1,578

		2,090

Specialty Retail – 2.2%

AutoZone, Inc.*	489	1,242

Home Depot (The), Inc.	6,757	2,041

Lowe’s Cos., Inc.	2,887	600

Murphy U.S.A., Inc.	1,334	456

O’Reilly Automotive, Inc.*	88	80

Williams-Sonoma, Inc.	5,378	836

		5,255

Technology Hardware, Storage & Peripherals – 7.6%

Apple, Inc.	105,561	18,073

See Notes to the Financial Statements.

EQUITY FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Textiles, Apparel & Luxury Goods – 0.6%

Tapestry, Inc.	48,064	$1,382

Tobacco – 0.8%

Altria Group, Inc.	43,946	1,848

Trading Companies & Distributors – 1.0%

Core & Main, Inc., Class A*	5,214	151

MSC Industrial Direct Co., Inc., Class A	13,501	1,325

W.W. Grainger, Inc.	1,308	905

		2,381

Total Common Stocks

(Cost $161,490)		236,665

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	1,592,538	1,593

Total Investment Companies

(Cost $1,593)		1,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS – 0.0%

U.S. Treasury Bill, 5.11%, 10/26/23(3) (4)	$80	$80

Total Short-Term Investments

(Cost $80)		80

Total Investments – 100.0%

(Cost $163,163)		238,338

Liabilities less Other Assets – (0.0%)		(19)

NET ASSETS – 100.0%		$238,319

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)

E-Mini S&P

500	7	$1,514	Long	12/23	$(64)

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	99.3%

Investment Companies	0.7%

Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$236,665	$—	$—	$236,665

Investment Companies	1,593	—	—	1,593

Short-Term Investments	—	80	—	80

Total Investments	$238,258	$80	$—	$238,338

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(64)	$—	$—	$(64)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4%

Aerospace & Defense – 1.0%

Curtiss-Wright Corp.	886	$173

General Dynamics Corp.	1,813	401

		574

Banks – 4.6%

Bank of America Corp.	10,648	292

Citigroup, Inc.	14,704	605

Comerica, Inc.(1)	12	—

East West Bancorp, Inc.	927	49

First Hawaiian, Inc.	10,426	188

JPMorgan Chase & Co.	6,694	971

Prosperity Bancshares, Inc.	5,334	291

Truist Financial Corp.	2,144	61

Wells Fargo & Co.	4,899	200

		2,657

Beverages – 1.0%

Boston Beer (The) Co., Inc., Class A*	957	373

Molson Coors Beverage Co., Class B	2,764	176

		549

Biotechnology – 2.9%

Biogen, Inc.*	2,133	548

Gilead Sciences, Inc.	10,376	778

Vertex Pharmaceuticals, Inc.*	913	317

		1,643

Broadline Retail – 0.6%

eBay, Inc.	7,658	338

Building Products – 1.0%

Carlisle Cos., Inc.	1,254	325

Fortune Brands Innovations, Inc.	4,411	274

		599

Capital Markets – 3.4%

Affiliated Managers Group, Inc.	1,049	137

Bank of New York Mellon (The) Corp.	11,693	499

Goldman Sachs Group (The), Inc.	621	201

Invesco Ltd.	9,761	142

Jefferies Financial Group, Inc.	9,211	337

Morgan Stanley	155	13

State Street Corp.	4,938	330

Virtu Financial, Inc., Class A	17,040	294

		1,953

Chemicals – 2.9%

CF Industries Holdings, Inc.	997	86

Dow, Inc.	10,474	540

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Chemicals – 2.9% continued

Huntsman Corp.	10,241	$250

LyondellBasell Industries N.V., Class A	3,921	371

Mosaic (The) Co.	4,429	158

Olin Corp.	5,471	273

		1,678

Communications Equipment – 2.7%

Cisco Systems, Inc.	23,252	1,250

F5, Inc.*	1,753	282

		1,532

Construction & Engineering – 0.3%

EMCOR Group, Inc.	733	154

Consumer Finance – 0.3%

Ally Financial, Inc.	509	14

Capital One Financial Corp.	576	56

Synchrony Financial	4,256	130

		200

Consumer Staples Distribution & Retail – 1.5%

Casey’s General Stores, Inc.	687	187

Kroger (The) Co.	9,658	432

Walmart, Inc.	1,418	227

		846

Containers & Packaging – 0.7%

Packaging Corp. of America	2,448	376

Distributors – 0.0%

Genuine Parts Co.	73	11

Diversified Telecommunication Services – 0.5%

AT&T, Inc.	17,397	261

Electric Utilities – 3.6%

Duke Energy Corp.	4,902	433

Edison International	2,532	160

Entergy Corp.	2,110	195

Evergy, Inc.	5,159	261

Exelon Corp.	9,403	355

OGE Energy Corp.	8,690	290

Pinnacle West Capital Corp.	2,600	192

PPL Corp.	7,251	171

		2,057

Electrical Equipment – 0.5%

Acuity Brands, Inc.	1,836	313

See Notes to the Financial Statements.

EQUITY FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	4,289	$360

Keysight Technologies, Inc.*	50	7

		367

Entertainment – 0.3%

Liberty Media Corp.-Liberty Live, Class A*	52	2

Walt Disney (The) Co.*	2,179	176

		178

Financial Services – 4.7%

Berkshire Hathaway, Inc., Class B*	4,580	1,604

Corebridge Financial, Inc.	15,922	315

Fidelity National Information Services, Inc.	8,762	484

MGIC Investment Corp.	19,109	319

		2,722

Food Products – 2.5%

Archer-Daniels-Midland Co.	4,620	349

Campbell Soup Co.	5,618	231

General Mills, Inc.	8,695	556

J.M. Smucker (The) Co.	2,265	278

		1,414

Gas Utilities – 0.5%

UGI Corp.	11,599	267

Ground Transportation – 1.0%

Norfolk Southern Corp.	3,001	591

Health Care Equipment & Supplies – 2.3%

Abbott Laboratories	10,190	987

GE HealthCare Technologies, Inc.	4,077	277

Medtronic PLC	615	48

		1,312

Health Care Providers & Services – 2.9%

Centene Corp.*	769	53

Cigna Group (The)	2,474	708

CVS Health Corp.	3,466	242

Elevance Health, Inc.	1,531	666

		1,669

Health Care Real Estate Investment Trusts – 0.5%

Healthpeak Properties, Inc.	15,342	282

Hotel & Resort Real Estate Investment Trusts – 0.5%

Host Hotels & Resorts, Inc.	18,340	295

Hotels, Restaurants & Leisure – 3.6%

Airbnb, Inc., Class A*	1,536	211

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Hotels, Restaurants & Leisure – 3.6% continued

Booking Holdings, Inc.*	104	$321

Choice Hotels International, Inc.	87	11

Domino’s Pizza, Inc.	676	256

Expedia Group, Inc.*	1,342	138

McDonald’s Corp.	2,207	581

Starbucks Corp.	2,848	260

Wyndham Hotels & Resorts, Inc.	467	33

Yum! Brands, Inc.	2,260	282

		2,093

Household Durables – 0.5%

NVR, Inc.*	51	304

Household Products – 0.7%

Procter & Gamble (The) Co.	2,727	398

Independent Power & Renewable Electricity Producers – 0.7%

Vistra Corp.	11,706	388

Industrial Conglomerates – 2.7%

3M Co.	6,894	645

General Electric Co.	8,418	931

		1,576

Insurance – 6.3%

Allstate (The) Corp.	3,882	433

American International Group, Inc.	10,858	658

Assurant, Inc.	1,087	156

Assured Guaranty Ltd.	4,773	289

Brighthouse Financial, Inc.*	5,128	251

Chubb Ltd.	1,035	216

Cincinnati Financial Corp.	1,704	174

First American Financial Corp.	5,441	307

Loews Corp.	5,344	338

MetLife, Inc.	6,753	425

Prudential Financial, Inc.	3,661	347

		3,594

Interactive Media & Services – 0.5%

TripAdvisor, Inc.*	16,998	282

IT Services – 1.8%

Accenture PLC, Class A	935	287

Amdocs Ltd.	3,333	282

Cognizant Technology Solutions Corp., Class A	5,771	391

International Business Machines Corp.	536	75

		1,035

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	125	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Life Sciences Tools & Services – 1.8%

Danaher Corp.	3,798	$942

Thermo Fisher Scientific, Inc.	214	109

		1,051

Machinery – 2.8%

Allison Transmission Holdings, Inc.	5,263	311

Crane Co.	3,318	295

Dover Corp.	2,350	328

PACCAR, Inc.	4,741	403

Snap-on, Inc.	1,149	293

		1,630

Media – 3.5%

Comcast Corp., Class A	26,028	1,154

Fox Corp., Class A	9,825	307

Interpublic Group of (The) Cos., Inc.	8,595	246

Liberty Media Corp.-Liberty SiriusXM, Class A*	211	5

New York Times (The) Co., Class A	1,342	55

Nexstar Media Group, Inc.	1,720	247

		2,014

Metals & Mining – 2.1%

Nucor Corp.	3,726	583

Reliance Steel & Aluminum Co.	1,199	314

Steel Dynamics, Inc.	3,091	331

		1,228

Mortgage Real Estate Investment Trusts – 0.4%

Rithm Capital Corp.	26,644	248

Multi-Utilities – 1.1%

Consolidated Edison, Inc.	4,156	356

Dominion Energy, Inc.	6,366	284

		640

Office Real Estate Investment Trusts – 0.3%

Boston Properties, Inc.	2,839	169

Oil, Gas & Consumable Fuels – 9.2%

Chevron Corp.	7,434	1,253

Coterra Energy, Inc.	47	1

Exxon Mobil Corp.	17,494	2,057

Marathon Petroleum Corp.	5,092	771

Occidental Petroleum Corp.	4,949	321

Pioneer Natural Resources Co.	418	96

Range Resources Corp.	10,449	339

Valero Energy Corp.	3,043	431

		5,269

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Pharmaceuticals – 6.1%

Bristol-Myers Squibb Co.	13,856	$804

Jazz Pharmaceuticals PLC*	2,079	269

Johnson & Johnson	7,702	1,200

Merck & Co., Inc.	2,143	221

Pfizer, Inc.	28,408	942

Royalty Pharma PLC, Class A	1,658	45

		3,481

Professional Services – 1.9%

Genpact Ltd.	7,971	289

Leidos Holdings, Inc.	2,022	186

ManpowerGroup, Inc.	1,025	75

Science Applications International Corp.	2,670	282

SS&C Technologies Holdings, Inc.	5,429	285

		1,117

Residential Real Estate Investment Trusts – 0.8%

Camden Property Trust	1,704	161

Equity Residential	5,520	324

		485

Retail Real Estate Investment Trusts – 0.9%

Brixmor Property Group, Inc.	13,812	287

NNN REIT, Inc.	1,559	55

Regency Centers Corp.	2,810	167

		509

Semiconductors & Semiconductor Equipment – 2.9%

Analog Devices, Inc.	1,193	209

Applied Materials, Inc.	2,188	303

Cirrus Logic, Inc.*	622	46

Microchip Technology, Inc.	3,733	291

Qorvo, Inc.*	2,477	236

Skyworks Solutions, Inc.	3,075	303

Teradyne, Inc.	2,723	274

		1,662

Software – 1.9%

ANSYS, Inc.*	913	271

AppLovin Corp., Class A*	5,582	223

Dolby Laboratories, Inc., Class A	2,711	215

Intuit, Inc.	624	319

Roper Technologies, Inc.	188	91

		1,119

Specialized Real Estate Investment Trusts – 0.6%

Weyerhaeuser Co.	10,837	332

See Notes to the Financial Statements.

EQUITY FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Specialty Retail – 0.9%

Best Buy Co., Inc.	3,601	$250

Williams-Sonoma, Inc.	1,588	247

		497

Textiles, Apparel & Luxury Goods – 0.4%

Tapestry, Inc.	7,177	206

Trading Companies & Distributors – 0.7%

Core & Main, Inc., Class A*	3,295	95

MSC Industrial Direct Co., Inc., Class A	3,086	303

		398

Total Common Stocks

(Cost $55,108)		56,563

INVESTMENT COMPANIES – 1.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	847,377	847

Total Investment Companies

(Cost $847)		847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 5.19%, 10/26/23(4) (5)	$45	$45

Total Short-Term Investments
(Cost $45)		45

Total Investments – 100.0%
(Cost $56,000)		57,455

Other Assets less Liabilities – 0.0%		10

NET ASSETS – 100.0%		$57,465

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Micro E-Mini S&P 500 Index	39	$843	Long	12/23	$(5)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	98.4%

Investment Companies	1.5%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$56,563	$—	$—	$56,563

Investment Companies	847	—	—	847

Short-Term Investments	—	45	—	45

Total Investments	$57,410	$45	$—	$57,455

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(5)	$—	$—	$(5)

(1)	Classifications as defined in the Statement of Investments

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2%

Aerospace & Defense – 1.2%

BWX Technologies, Inc.	71,736	$5,379

Curtiss-Wright Corp.	30,178	5,904

Hexcel Corp.	66,592	4,338

Woodward, Inc.	47,598	5,914

		21,535

Air Freight & Logistics – 0.3%

GXO Logistics, Inc.*	93,715	5,496

Automobile Components – 1.7%

Adient PLC*	73,300	2,690

Autoliv, Inc.	59,869	5,776

Fox Factory Holding Corp.*	33,434	3,312

Gentex Corp.	183,921	5,985

Goodyear Tire & Rubber (The) Co.*	221,866	2,758

Lear Corp.	46,093	6,186

Visteon Corp.*	22,077	3,048

		29,755

Automobiles – 0.4%

Harley-Davidson, Inc.	101,744	3,364

Thor Industries, Inc.	42,040	3,999

		7,363

Banks – 5.1%

Associated Banc-Corp	117,918	2,018

Bank OZK	82,392	3,054

Cadence Bank	142,976	3,034

Columbia Banking System, Inc.	163,348	3,316

Commerce Bancshares, Inc.	89,484	4,293

Cullen/Frost Bankers, Inc.	50,279	4,586

East West Bancorp, Inc.	111,468	5,875

First Financial Bankshares, Inc.	100,532	2,525

First Horizon Corp.	438,268	4,830

FNB Corp.	280,966	3,032

Glacier Bancorp, Inc.	86,722	2,472

Hancock Whitney Corp.	68,050	2,517

Home BancShares, Inc.	147,533	3,089

International Bancshares Corp.	42,243	1,831

New York Community Bancorp, Inc.	566,909	6,429

Old National Bancorp	229,188	3,332

Pinnacle Financial Partners, Inc.	60,158	4,033

Prosperity Bancshares, Inc.	73,453	4,009

SouthState Corp.	59,571	4,013

Synovus Financial Corp.	114,487	3,183

Texas Capital Bancshares, Inc.*	37,531	2,211

UMB Financial Corp.	34,131	2,118

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Banks – 5.1% continued

United Bankshares, Inc.	105,625	$2,914

Valley National Bancorp	333,814	2,857

Webster Financial Corp.	135,907	5,478

Wintrust Financial Corp.	47,959	3,621

		90,670

Beverages – 0.7%

Boston Beer (The) Co., Inc., Class A*	7,465	2,908

Celsius Holdings, Inc.*	38,625	6,628

Coca-Cola Consolidated, Inc.	3,704	2,357

		11,893

Biotechnology – 1.6%

Arrowhead Pharmaceuticals, Inc.*	83,840	2,253

Exelixis, Inc.*	249,732	5,457

Halozyme Therapeutics, Inc.*	103,404	3,950

Neurocrine Biosciences, Inc.*	76,661	8,624

United Therapeutics Corp.*	36,955	8,347

		28,631

Broadline Retail – 0.5%

Kohl’s Corp.	86,379	1,811

Macy’s, Inc.	213,123	2,474

Nordstrom, Inc.	75,302	1,125

Ollie’s Bargain Outlet Holdings, Inc.*	48,423	3,737

		9,147

Building Products – 3.9%

Advanced Drainage Systems, Inc.	54,336	6,185

Builders FirstSource, Inc.*	98,398	12,250

Carlisle Cos., Inc.	39,291	10,187

Fortune Brands Innovations, Inc.	99,958	6,213

Lennox International, Inc.	25,162	9,422

Owens Corning	70,719	9,647

Simpson Manufacturing Co., Inc.	33,632	5,038

Trex Co., Inc.*	85,544	5,272

UFP Industries, Inc.	48,763	4,993

		69,207

Capital Markets – 2.2%

Affiliated Managers Group, Inc.	27,648	3,603

Evercore, Inc., Class A	27,496	3,791

Federated Hermes, Inc.	69,640	2,359

Interactive Brokers Group, Inc., Class A	84,012	7,272

Janus Henderson Group PLC	103,722	2,678

Jefferies Financial Group, Inc.	139,287	5,102

Morningstar, Inc.	20,405	4,780

See Notes to the Financial Statements.

EQUITY FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Capital Markets – 2.2% continued

SEI Investments Co.	79,293	$4,776

Stifel Financial Corp.	82,312	5,057

		39,418

Chemicals – 2.2%

Ashland, Inc.	40,128	3,278

Avient Corp.	71,261	2,517

Axalta Coating Systems Ltd.*	173,824	4,676

Cabot Corp.	44,162	3,059

Chemours (The) Co.	116,818	3,277

NewMarket Corp.	5,437	2,474

Olin Corp.	98,669	4,931

RPM International, Inc.	101,590	9,632

Scotts Miracle-Gro (The) Co.	32,433	1,676

Westlake Corp.	25,199	3,141

		38,661

Commercial Services & Supplies – 1.3%

Brink’s (The) Co.	36,332	2,639

Clean Harbors, Inc.*	39,669	6,639

MSA Safety, Inc.	29,117	4,590

Stericycle, Inc.*	72,464	3,240

Tetra Tech, Inc.	41,944	6,377

		23,485

Communications Equipment – 0.6%

Calix, Inc.*	46,130	2,115

Ciena Corp.*	117,795	5,567

Lumentum Holdings, Inc.*	53,740	2,428

		10,110

Construction & Engineering – 1.8%

AECOM	109,219	9,070

EMCOR Group, Inc.	37,116	7,809

Fluor Corp.*	113,085	4,150

MasTec, Inc.*	47,672	3,431

MDU Resources Group, Inc.	160,749	3,147

Valmont Industries, Inc.	16,573	3,981

		31,588

Construction Materials – 0.4%

Eagle Materials, Inc.	27,928	4,651

Knife River Corp.*	40,270	1,966

		6,617

Consumer Finance – 0.6%

Ally Financial, Inc.	212,967	5,682

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Consumer Finance – 0.6% continued

FirstCash Holdings, Inc.	28,947	$2,906

SLM Corp.	178,650	2,433

		11,021

Consumer Staples Distribution & Retail – 2.0%

BJ’s Wholesale Club Holdings, Inc.*	105,827	7,553

Casey’s General Stores, Inc.	29,441	7,994

Grocery Outlet Holding Corp.*	77,232	2,228

Performance Food Group Co.*	122,973	7,238

Sprouts Farmers Market, Inc.*	80,515	3,446

US Foods Holding Corp.*	178,911	7,103

		35,562

Containers & Packaging – 1.9%

AptarGroup, Inc.	51,704	6,465

Berry Global Group, Inc.	92,648	5,736

Crown Holdings, Inc.	94,711	8,380

Graphic Packaging Holding Co.	240,955	5,368

Greif, Inc., Class A	20,215	1,351

Silgan Holdings, Inc.	65,987	2,845

Sonoco Products Co.	77,245	4,198

		34,343

Diversified Consumer Services – 0.9%

Graham Holdings Co., Class B	2,919	1,702

Grand Canyon Education, Inc.*	23,529	2,750

H&R Block, Inc.	120,048	5,169

Service Corp. International	118,811	6,789

		16,410

Diversified Real Estate Investment Trusts – 0.0%

Rayonier, Inc. - (Fractional Shares)(1)	50,000	—

Diversified Telecommunication Services – 0.4%

Frontier Communications Parent, Inc.*	173,011	2,708

Iridium Communications, Inc.	98,048	4,460

		7,168

Electric Utilities – 1.0%

ALLETE, Inc.	44,897	2,371

IDACORP, Inc.	39,924	3,739

OGE Energy Corp.	157,455	5,248

PNM Resources, Inc.	67,771	3,023

Portland General Electric Co.	79,188	3,205

		17,586

Electrical Equipment – 2.4%

Acuity Brands, Inc.	24,603	4,190

EnerSys	32,399	3,067

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	129	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Electrical Equipment – 2.4% continued

Hubbell, Inc.	42,204	$13,227

nVent Electric PLC	130,556	6,918

Regal Rexnord Corp.	52,047	7,437

Sensata Technologies Holding PLC	119,490	4,519

Sunrun, Inc.*	169,848	2,134

Vicor Corp.*	17,426	1,026

		42,518

Electronic Equipment, Instruments & Components – 3.6%

Arrow Electronics, Inc.*	43,863	5,493

Avnet, Inc.	72,124	3,476

Belden, Inc.	33,386	3,223

Cognex Corp.	135,748	5,761

Coherent Corp.*	101,920	3,327

Crane NXT Co.	38,177	2,122

IPG Photonics Corp.*	23,333	2,369

Jabil, Inc.	103,015	13,072

Littelfuse, Inc.	19,621	4,853

National Instruments Corp.	103,595	6,176

Novanta, Inc.*	28,070	4,026

TD SYNNEX Corp.	37,464	3,741

Vishay Intertechnology, Inc.	100,313	2,480

Vontier Corp.	121,225	3,748

		63,867

Energy Equipment & Services – 1.2%

ChampionX Corp.	154,891	5,517

NOV, Inc.	310,204	6,483

Valaris Ltd.*	49,853	3,738

Weatherford International PLC*	56,532	5,107

		20,845

Entertainment – 0.2%

TKO Group Holdings, Inc.	41,064	3,452

Financial Services – 1.5%

Essent Group Ltd.	84,372	3,990

Euronet Worldwide, Inc.*	36,935	2,932

MGIC Investment Corp.	222,698	3,717

Voya Financial, Inc.	82,977	5,514

Western Union (The) Co.	293,432	3,867

WEX, Inc.*	33,833	6,364

		26,384

Food Products – 1.2%

Darling Ingredients, Inc.*	125,604	6,556

Flowers Foods, Inc.	151,739	3,366

Ingredion, Inc.	52,127	5,129

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Food Products – 1.2% continued

Lancaster Colony Corp.	16,066	$2,651

Pilgrim’s Pride Corp.*	31,138	711

Post Holdings, Inc.*	40,094	3,438

		21,851

Gas Utilities – 1.0%

National Fuel Gas Co.	71,946	3,735

New Jersey Resources Corp.	76,998	3,129

ONE Gas, Inc.	43,765	2,988

Southwest Gas Holdings, Inc.	47,001	2,839

Spire, Inc.	41,145	2,328

UGI Corp.	164,143	3,775

		18,794

Ground Transportation – 2.0%

Avis Budget Group, Inc.*	15,598	2,803

Hertz Global Holdings, Inc.*	104,409	1,279

Knight-Swift Transportation Holdings, Inc.	126,567	6,347

Landstar System, Inc.	28,329	5,012

Ryder System, Inc.	35,919	3,842

Saia, Inc.*	20,892	8,329

Werner Enterprises, Inc.	49,519	1,929

XPO, Inc.*	91,350	6,820

		36,361

Health Care Equipment & Supplies – 2.7%

Enovis Corp.*	38,817	2,047

Envista Holdings Corp.*	128,364	3,579

Globus Medical, Inc., Class A*	92,013	4,569

Haemonetics Corp.*	39,727	3,559

ICU Medical, Inc.*	15,838	1,885

Inari Medical, Inc.*	39,944	2,612

Integra LifeSciences Holdings Corp.*	55,354	2,114

Lantheus Holdings, Inc.*	53,596	3,724

LivaNova PLC*	42,139	2,228

Masimo Corp.*	34,755	3,047

Neogen Corp.*	154,115	2,857

Penumbra, Inc.*	30,264	7,321

QuidelOrtho Corp.*	38,691	2,826

Shockwave Medical, Inc.*	28,950	5,764

		48,132

Health Care Providers & Services – 2.2%

Acadia Healthcare Co., Inc.*	72,642	5,107

Amedisys, Inc.*	25,520	2,384

Chemed Corp.	11,879	6,174

See Notes to the Financial Statements.

EQUITY FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Health Care Providers & Services – 2.2% continued

Encompass Health Corp.	78,985	$5,305

HealthEquity, Inc.*	67,015	4,895

Option Care Health, Inc.*	141,049	4,563

Patterson Cos., Inc.	67,354	1,996

Progyny, Inc.*	64,896	2,208

R1 RCM, Inc.*	154,031	2,321

Tenet Healthcare Corp.*	80,004	5,271

		40,224

Health Care Real Estate Investment Trusts – 1.0%

Healthcare Realty Trust, Inc.	298,643	4,560

Medical Properties Trust, Inc.	468,472	2,553

Omega Healthcare Investors, Inc.	192,124	6,371

Physicians Realty Trust	186,508	2,273

Sabra Health Care REIT, Inc.	180,816	2,521

		18,278

Health Care Technology – 0.1%

Doximity, Inc., Class A*	98,087	2,081

Hotel & Resort Real Estate Investment Trusts – 0.1%

Park Hotels & Resorts, Inc.	168,610	2,077

Hotels, Restaurants & Leisure – 3.4%

Aramark	205,582	7,134

Boyd Gaming Corp.	56,026	3,408

Choice Hotels International, Inc.	19,906	2,439

Churchill Downs, Inc.	53,629	6,223

Hilton Grand Vacations, Inc.*	56,793	2,311

Light & Wonder, Inc.*	71,470	5,098

Marriott Vacations Worldwide Corp.	26,538	2,671

Penn Entertainment, Inc.*	118,150	2,712

Planet Fitness, Inc., Class A*	66,265	3,259

Texas Roadhouse, Inc.	52,603	5,055

Travel + Leisure Co.	57,780	2,122

Vail Resorts, Inc.	30,259	6,714

Wendy’s (The) Co.	133,914	2,733

Wingstop, Inc.	23,644	4,252

Wyndham Hotels & Resorts, Inc.	66,413	4,618

		60,749

Household Durables – 1.7%

Helen of Troy Ltd.*	18,839	2,196

KB Home	61,354	2,840

Leggett & Platt, Inc.	104,223	2,648

Taylor Morrison Home Corp.*	86,325	3,678

Tempur Sealy International, Inc.	135,631	5,878

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Household Durables – 1.7% continued

Toll Brothers, Inc.	85,802	$6,346

TopBuild Corp.*	25,014	6,294

		29,880

Independent Power & Renewable Electricity Producers – 0.7%

Ormat Technologies, Inc.	41,994	2,936

Vistra Corp.	271,255	9,000

		11,936

Industrial Real Estate Investment Trusts – 1.3%

EastGroup Properties, Inc.	35,764	5,956

First Industrial Realty Trust, Inc.	104,229	4,960

Rexford Industrial Realty, Inc.	162,057	7,998

STAG Industrial, Inc.	140,896	4,862

		23,776

Insurance – 4.7%

American Financial Group, Inc.	52,155	5,824

Brighthouse Financial, Inc.*	51,749	2,533

CNO Financial Group, Inc.	89,380	2,121

Erie Indemnity Co., Class A	19,565	5,748

Fidelity National Financial, Inc.	202,978	8,383

First American Financial Corp.	81,257	4,590

Hanover Insurance Group (The), Inc.	28,226	3,133

Kemper Corp.	47,592	2,000

Kinsale Capital Group, Inc.	17,330	7,177

Old Republic International Corp.	208,578	5,619

Primerica, Inc.	28,182	5,468

Reinsurance Group of America, Inc.	52,144	7,571

RenaissanceRe Holdings Ltd.	40,174	7,951

RLI Corp.	31,639	4,299

Selective Insurance Group, Inc.	47,743	4,926

Unum Group	144,833	7,124

		84,467

Interactive Media & Services – 0.3%

Ziff Davis, Inc.*	36,351	2,315

ZoomInfo Technologies, Inc.*	239,137	3,922

		6,237

IT Services – 0.6%

GoDaddy, Inc., Class A*	115,252	8,584

Kyndryl Holdings, Inc.*	179,154	2,705

		11,289

Leisure Products – 1.1%

Brunswick Corp.	55,068	4,351

Mattel, Inc.*	279,007	6,147

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	131	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Leisure Products – 1.1% continued

Polaris, Inc.	42,014	$4,375

Topgolf Callaway Brands Corp.*	111,584	1,544

YETI Holdings, Inc.*	67,919	3,275

		19,692

Life Sciences Tools & Services – 1.1%

Azenta, Inc.*	47,042	2,361

Bruker Corp.	77,157	4,807

Medpace Holdings, Inc.*	18,306	4,432

Repligen Corp.*	40,846	6,495

Sotera Health Co.*	76,914	1,152

		19,247

Machinery – 4.7%

AGCO Corp.	48,968	5,792

Chart Industries, Inc.*	32,925	5,568

Crane Co.	38,533	3,423

Donaldson Co., Inc.	95,525	5,697

Esab Corp.	44,346	3,114

Flowserve Corp.	102,822	4,089

Graco, Inc.	133,029	9,695

ITT, Inc.	64,673	6,332

Lincoln Electric Holdings, Inc.	45,208	8,219

Middleby (The) Corp.*	42,235	5,406

Oshkosh Corp.	51,466	4,912

RBC Bearings, Inc.*	22,790	5,336

Terex Corp.	53,210	3,066

Timken (The) Co.	51,561	3,789

Toro (The) Co.	81,843	6,801

Watts Water Technologies, Inc., Class A	21,455	3,708

		84,947

Marine Transportation – 0.2%

Kirby Corp.*	46,926	3,885

Media – 0.8%

Cable One, Inc.	3,601	2,217

New York Times (The) Co., Class A	128,880	5,310

Nexstar Media Group, Inc.	26,118	3,744

TEGNA, Inc.	157,628	2,297

		13,568

Metals & Mining – 2.3%

Alcoa Corp.	139,851	4,064

Cleveland-Cliffs, Inc.*	399,016	6,237

Commercial Metals Co.	92,060	4,549

MP Materials Corp.*	112,543	2,149

Reliance Steel & Aluminum Co.	46,085	12,085

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Metals & Mining – 2.3% continued

Royal Gold, Inc.	51,759	$5,503

United States Steel Corp.	175,710	5,707

Worthington Industries, Inc.	24,134	1,492

		41,786

Mortgage Real Estate Investment Trusts – 0.7%

Annaly Capital Management, Inc.	387,677	7,292

Starwood Property Trust, Inc.	234,223	4,532

		11,824

Multi-Utilities – 0.3%

Black Hills Corp.	52,532	2,658

Northwestern Energy Group, Inc.	46,952	2,256

		4,914

Office Real Estate Investment Trusts – 0.6%

COPT Defense Properties	87,955	2,096

Cousins Properties, Inc.	118,742	2,419

Kilroy Realty Corp.	83,472	2,638

Vornado Realty Trust	126,352	2,866

		10,019

Oil, Gas & Consumable Fuels – 4.6%

Antero Midstream Corp.	268,823	3,220

Antero Resources Corp.*	221,518	5,622

Chesapeake Energy Corp.	88,302	7,614

Chevron Corp.	—	—

Chord Energy Corp.	32,731	5,305

Civitas Resources, Inc.	67,081	5,425

CNX Resources Corp.*	127,505	2,879

DT Midstream, Inc.	76,423	4,044

Equitrans Midstream Corp.	339,290	3,179

HF Sinclair Corp.	114,141	6,498

Matador Resources Co.	86,912	5,170

Murphy Oil Corp.	116,905	5,302

Ovintiv, Inc.	199,456	9,488

PBF Energy, Inc., Class A	86,715	4,642

Permian Resources Corp.	218,261	3,047

Range Resources Corp.	190,135	6,162

Southwestern Energy Co.*	864,043	5,573

		83,170

Paper & Forest Products – 0.1%

Louisiana-Pacific Corp.	50,673	2,801

See Notes to the Financial Statements.

EQUITY FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Personal Care Products – 0.4%

BellRing Brands, Inc.*	103,650	$4,274

Coty, Inc., Class A*	282,719	3,101

		7,375

Pharmaceuticals – 0.5%

Jazz Pharmaceuticals PLC*	49,541	6,413

Perrigo Co. PLC	106,071	3,389

		9,802

Professional Services – 3.0%

ASGN, Inc.*	38,214	3,121

CACI International, Inc., Class A*	17,964	5,639

Concentrix Corp.	34,143	2,735

ExlService Holdings, Inc.*	129,847	3,641

Exponent, Inc.	39,836	3,410

FTI Consulting, Inc.*	26,824	4,786

Genpact Ltd.	130,797	4,735

Insperity, Inc.	28,355	2,768

KBR, Inc.	106,282	6,264

ManpowerGroup, Inc.	39,152	2,871

Maximus, Inc.	47,946	3,581

Paylocity Holding Corp.*	33,786	6,139

Science Applications International Corp.	42,319	4,466

		54,156

Real Estate Management & Development – 0.3%

Jones Lang LaSalle, Inc.*	37,568	5,304

Residential Real Estate Investment Trusts – 0.9%

Apartment Income REIT Corp.	116,924	3,589

Equity LifeStyle Properties, Inc.	146,253	9,318

Independence Realty Trust, Inc.	175,614	2,471

		15,378

Retail Real Estate Investment Trusts – 1.2%

Agree Realty Corp.	75,684	4,181

Brixmor Property Group, Inc.	236,890	4,923

Kite Realty Group Trust	171,902	3,682

NNN REIT, Inc.	143,074	5,056

Spirit Realty Capital, Inc.	110,764	3,714

		21,556

Semiconductors & Semiconductor Equipment – 2.3%

Allegro MicroSystems, Inc.*	55,585	1,775

Amkor Technology, Inc.	80,580	1,821

Cirrus Logic, Inc.*	43,188	3,194

Lattice Semiconductor Corp.*	108,507	9,324

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Semiconductors & Semiconductor Equipment – 2.3% continued

MACOM Technology Solutions Holdings, Inc.*	42,310	$3,452

MKS Instruments, Inc.	49,272	4,264

Power Integrations, Inc.	44,958	3,431

Silicon Laboratories, Inc.*	25,155	2,915

Synaptics, Inc.*	30,920	2,766

Universal Display Corp.	34,323	5,388

Wolfspeed, Inc.*	98,147	3,740

		42,070

Software – 2.9%

ACI Worldwide, Inc.*	85,917	1,938

Aspen Technology, Inc.*	22,236	4,542

Blackbaud, Inc.*	33,697	2,370

CommVault Systems, Inc.*	34,679	2,345

Dolby Laboratories, Inc., Class A	46,665	3,699

Dropbox, Inc., Class A*	202,277	5,508

Dynatrace, Inc.*	186,503	8,715

Envestnet, Inc.*	38,764	1,707

Manhattan Associates, Inc.*	48,547	9,596

NCR Corp.*	104,767	2,825

Qualys, Inc.*	28,779	4,390

Teradata Corp.*	78,827	3,549

		51,184

Specialized Real Estate Investment Trusts – 1.8%

CubeSmart	176,424	6,727

EPR Properties	58,920	2,448

Gaming and Leisure Properties, Inc.	206,218	9,393

Lamar Advertising Co., Class A	68,971	5,757

National Storage Affiliates Trust	64,872	2,059

PotlatchDeltic Corp.	62,547	2,839

Rayonier, Inc.	106,813	3,040

		32,263

Specialty Retail – 2.8%

AutoNation, Inc.*	21,208	3,211

Dick’s Sporting Goods, Inc.	49,147	5,336

Five Below, Inc.*	43,840	7,054

GameStop Corp., Class A*	210,125	3,459

Gap (The), Inc.	166,662	1,772

Lithia Motors, Inc.	21,712	6,412

Murphy U.S.A., Inc.	15,386	5,258

Penske Automotive Group, Inc.	15,265	2,550

RH*	12,188	3,222

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	133	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2% continued

Specialty Retail – 2.8% continued

Valvoline, Inc.	109,410	$3,527

Williams-Sonoma, Inc.	50,579	7,860

		49,661

Technology Hardware, Storage & Peripherals – 0.5%

Super Micro Computer, Inc.*	35,948	9,858

Textiles, Apparel & Luxury Goods – 1.9%

Capri Holdings Ltd.*	91,492	4,813

Carter’s, Inc.	29,478	2,039

Columbia Sportswear Co.	27,305	2,023

Crocs, Inc.*	48,321	4,263

Deckers Outdoor Corp.*	20,570	10,575

PVH Corp.	49,468	3,785

Skechers U.S.A., Inc., Class A*	105,907	5,184

Under Armour, Inc., Class A*	146,606	1,004

Under Armour, Inc., Class C*	155,290	991

		34,677

Trading Companies & Distributors – 1.2%

GATX Corp.	27,943	3,041

MSC Industrial Direct Co., Inc., Class A	37,397	3,671

Watsco, Inc.	26,404	9,973

WESCO International, Inc.	34,666	4,986

		21,671

Water Utilities – 0.4%

Essential Utilities, Inc.	190,979	6,556

Total Common Stocks

(Cost $1,275,533)		1,776,228

INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	16,862,018	16,862

Total Investment Companies

(Cost $16,862)		16,862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.0%

U.S. Treasury Bill, 4.94%, 10/26/23(4) (5)	$820	$817

Total Short-Term Investments

(Cost $817)		817

Total Investments – 100.2%

(Cost $1,293,212)		1,793,907

Liabilities less Other Assets – (0.2%)		(4,021)

NET ASSETS – 100.0%		$1,789,886

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P MidCap 400	51	$12,854	Long	12/23	$(385)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	99.2%

Investment Companies	1.0%

Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	134	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$1,776,228	$ —	$—	$1,776,228

Investment Companies	16,862	—	—	16,862

Short-Term Investments	—	817	—	817

Total Investments	$1,793,090	$817	$—	$1,793,907
OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(385)	$ —	$—	$(385)

(1)	Classifications as defined in the Statement of Investments

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	135	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.9% (1)

Australia – 5.1%

Atlas Arteria Ltd.	5,666,152	$20,137

Transurban Group	3,539,614	28,824

		48,961

Austria – 0.3%

ANDRITZ A.G.	63,519	3,197

Brazil – 1.1%

CCR S.A.	3,600,600	9,276

Cia de Saneamento de Minas Gerais Copasa MG*	367,769	1,269

		10,545

Canada – 4.5%

Ag Growth International, Inc.	76,691	3,006

Algonquin Power & Utilities Corp.	199,500	1,181

AltaGas Ltd.	317,800	6,095

Canadian National Railway Co.	51,228	5,548

Emera, Inc.	255,708	8,927

Hydro One Ltd.	358,047	9,116

Northland Power, Inc.	554,442	9,029

		42,902

China – 3.3%

Beijing Capital International Airport Co. Ltd., Class H*	5,414,000	2,509

Beijing Enterprises Water Group Ltd.	4,676,000	1,018

China Everbright Environment Group Ltd.	6,272,000	2,151

China Water Affairs Group Ltd.	4,522,282	2,926

ENN Energy Holdings Ltd.	986,300	8,152

Guangdong Investment Ltd.	12,306,000	9,388

Jiangsu Expressway Co. Ltd., Class H	5,896,000	5,312

		31,456

Denmark – 0.6%

Orsted A/S(2)	108,252	5,894

France – 5.9%

Eutelsat Communications S.A.	519,950	3,066

Getlink S.E.	481,842	7,677

Rubis S.C.A.	206,045	4,616

Veolia Environnement S.A.	300,937	8,706

Vinci S.A.	290,207	32,128

		56,193

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.9% (1) continued

Germany – 2.2%

E.ON S.E.	692,376	$8,202

RWE A.G.	333,892	12,408

		20,610

Hong Kong – 1.3%

Cadeler A/S*	675,601	2,298

CK Infrastructure Holdings Ltd.	883,500	4,180

Power Assets Holdings Ltd.	1,322,820	6,381

		12,859

Ireland – 0.7%

Greencoat Renewables PLC	6,415,894	6,515

Italy – 5.6%

Enel S.p.A.	1,211,874	7,436

Hera S.p.A.	4,093,487	11,180

Infrastrutture Wireless Italiane S.p.A.	331,821	3,940

Italgas S.p.A.	1,559,983	7,979

Snam S.p.A.	3,252,117	15,268

Terna - Rete Elettrica Nazionale	1,082,755	8,145

		53,948

Japan – 1.0%

Kurita Water Industries Ltd.	111,600	3,890

West Japan Railway Co.	145,800	6,033

		9,923

Luxembourg – 0.6%

SES S.A.	861,223	5,640

Mexico – 1.8%

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	452,108	11,079

Promotora y Operadora de Infraestructura S.A.B. de C.V.	650,906	5,799

		16,878

Netherlands – 0.3%

Arcadis N.V.	62,864	2,823

Portugal – 0.3%

REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,731

Spain – 2.7%

Aena S.M.E. S.A.	85,064	12,795

Atlantica Sustainable Infrastructure PLC	202,376	3,865

Iberdrola S.A.	676,346	7,552

Redeia Corp. S.A.	89,993	1,413

		25,625

See Notes to the Financial Statements.

EQUITY FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.9% (1) continued

Switzerland – 2.2%

Flughafen Zurich A.G. (Registered)	80,575	$15,364

Landis+Gyr Group A.G.*	44,605	3,224

Meyer Burger Technology A.G.*	5,535,833	2,219

		20,807

United Kingdom – 9.7%

Costain Group PLC	1,279,344	888

National Grid PLC	2,794,110	33,352

Pennon Group PLC	1,044,566	7,435

Severn Trent PLC	499,764	14,400

SSE PLC	727,876	14,263

United Utilities Group PLC	1,672,105	19,281

VH Global Sustainable Energy Opportunities PLC	3,469,061	3,264

		92,883

United States – 45.7%

AECOM	40,476	3,361

Alexandria Real Estate Equities, Inc.	51,819	5,187

Alliant Energy Corp.	269,121	13,039

American Electric Power Co., Inc.	83,419	6,275

American Tower Corp.	108,750	17,884

American Water Works Co., Inc.	52,065	6,447

Bunge Ltd.	63,960	6,924

CenterPoint Energy, Inc.	265,360	7,125

ChargePoint Holdings, Inc.*	215,410	1,071

Cheniere Energy, Inc.	83,700	13,891

Crown Castle, Inc.	120,802	11,117

CSX Corp.	1,130,551	34,765

Dominion Energy, Inc.	232,827	10,400

DT Midstream, Inc.	145,548	7,702

Duke Energy Corp.	209,132	18,458

Edison International	82,919	5,248

Enphase Energy, Inc.*	18,345	2,204

Entergy Corp.	140,802	13,024

Equinix, Inc.	13,589	9,869

Essential Utilities, Inc.	264,159	9,069

Evergy, Inc.	112,083	5,683

Exelon Corp.	292,600	11,057

Ferrovial S.E.	729,587	22,246

FirstEnergy Corp.	281,716	9,629

Gladstone Land Corp.	109,364	1,556

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	252,927	5,362

Itron, Inc.*	46,828	2,837

NextEra Energy, Inc.	479,924	27,495

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.9% (1) continued

United States – 45.7% continued

Norfolk Southern Corp.	122,947	$24,212

Ormat Technologies, Inc.	110,808	7,748

Pinnacle West Capital Corp.	126,764	9,340

PPL Corp.	681,096	16,047

Republic Services, Inc.	19,047	2,714

SBA Communications Corp.	73,977	14,808

SJW Group	27,533	1,655

Southern (The) Co.	229,884	14,878

Targa Resources Corp.	119,017	10,202

Trimble, Inc.*	97,254	5,238

UGI Corp.	160,294	3,687

Union Pacific Corp.	92,793	18,895

Waste Management, Inc.	49,801	7,592

Willdan Group, Inc.*	122,194	2,496

Xcel Energy, Inc.	169,559	9,702

		438,139

Total Common Stocks

(Cost $985,953)		908,529

INVESTMENT COMPANIES – 5.1%

International Public Partnerships Ltd.	4,642,425	7,006

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(3) (4)	32,420,022	32,420

Renewables Infrastructure Group (The) Ltd.	7,653,757	9,943

Total Investment Companies

(Cost $53,781)		49,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 5.14%, 10/26/23(5) (6)	$735	$732

Total Short-Term Investments

(Cost $732)		732

Total Investments – 100.1%

(Cost $1,040,466)		958,630

Liabilities less Other Assets – (0.1%)		(962)

Net Assets – 100.0%		$957,668

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	137	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2023 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE - Europe, Australasia and the Far East

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	35	$7,570	Long	12/23	$10

MSCI EAFE Index (United States Dollar)	58	5,920	Long	12/23	20

Total					$30

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	47.3%

Euro	20.4

British Pound	11.5

Australian Dollar	5.1

All other currencies less than 5%	15.8

Total Investments	100.1

Liabilities less Other Assets	(0.1)

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$10,545	$—	$—	$10,545

Canada	42,902	—	—	42,902

Mexico	16,878	—	—	16,878

Spain	3,865	21,760	—	25,625

United States	415,893	22,246	—	438,139

All Other Countries(1)	—	374,440	—	374,440

Total Common Stocks	490,083	418,446	—	908,529

Investment Companies	32,420	16,949	—	49,369

Short-Term Investments	—	732	—	732

Total Investments	$522,503	$436,127	$—	$958,630

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$30	$—	$—	$30

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1)

Australia – 4.9%

Goodman Group	219,632	$3,043

Mirvac Group	457,753	629

National Storage REIT	768,108	1,079

Region RE Ltd.	13,218	17

Rural Funds Group	136,073	154

Scentre Group	318,708	507

		5,429

Belgium – 1.5%

Aedifica S.A.	4,200	239

Shurgard Self Storage Ltd.	26,919	1,066

VGP N.V.	4,600	427

		1,732

Canada – 4.1%

Brookfield Asset Management Ltd., Class A	14,706	490

Canadian Apartment Properties REIT	24,842	824

Chartwell Retirement Residences	126,266	956

Granite Real Estate Investment Trust	25,684	1,363

Tricon Residential, Inc.	131,445	972

		4,605

Germany – 2.1%

LEG Immobilien S.E.*	9,674	668

Vonovia S.E.	67,745	1,633

		2,301

Hong Kong – 2.5%

Link REIT	88,680	432

Sino Land Co. Ltd.	573,683	646

Sun Hung Kai Properties Ltd.	69,500	739

Swire Properties Ltd.	442,200	923

		2,740

India – 0.0%

Embassy Office Parks REIT	3,200	11

Japan – 9.3%

Heiwa Real Estate Co. Ltd.	16,700	444

Industrial & Infrastructure Fund Investment Corp.	426	394

Japan Hotel REIT Investment Corp.	1,111	582

Japan Logistics Fund, Inc.	433	840

Japan Metropolitan Fund Invest	1,475	957

Katitas Co. Ltd.	73,600	1,071

Kenedix Office Investment Corp.	261	604

Mitsui Fudosan Co. Ltd.	163,800	3,608

Nomura Real Estate Holdings, Inc.	20,400	512

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Japan – 9.3% continued

Orix JREIT, Inc.	445	$534

Star Asia Investment Corp.	1,240	480

United Urban Investment Corp.	338	352

		10,378

Mexico – 1.1%

Corp. Inmobiliaria Vesta S.A.B. de C.V.	369,705	1,217

Netherlands – 0.3%

CTP N.V.	25,000	358

Singapore – 3.6%

CapitaLand Ascendas REIT	339,300	682

Capitaland India Trust	658,794	506

CapitaLand Investment Ltd.	913,600	2,065

Frasers Logistics & Commercial Trust	438,000	342

Parkway Life Real Estate Investment Trust	179,500	484

		4,079

Spain – 1.7%

Cellnex Telecom S.A.*	41,341	1,438

Merlin Properties Socimi S.A.	56,500	474

		1,912

Sweden – 0.3%

Fastighets AB Balder, Class B*	67,967	304

Tanzania, United Republic of – 0.7%

Helios Towers PLC*	857,261	763

United Kingdom – 7.2%

Big Yellow Group PLC	89,972	1,026

British Land (The) Co. PLC	63,000	242

Grainger PLC	536,626	1,527

Helical PLC	66,480	171

Safestore Holdings PLC	34,847	313

Segro PLC	211,713	1,847

Shaftesbury Capital PLC	992,696	1,383

UNITE Group (The) PLC	116,164	1,266

Workspace Group PLC	48,000	285

		8,060

United States – 56.2%

Agree Realty Corp.	24,774	1,369

Alexandria Real Estate Equities, Inc.	12,058	1,207

American Homes 4 Rent, Class A	38,230	1,288

Americold Realty Trust, Inc.	42,647	1,297

AvalonBay Communities, Inc.	8,856	1,521

Boston Properties, Inc.	10,254	610

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	139	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

United States – 56.2% continued

Brixmor Property Group, Inc.	123,870	$2,574

Camden Property Trust	15,909	1,505

CBRE Group, Inc., Class A*	15,571	1,150

CubeSmart	25,833	985

Douglas Emmett, Inc.	25,169	321

Encompass Health Corp.	17,761	1,193

Equinix, Inc.	8,872	6,443

Equity LifeStyle Properties, Inc.	31,965	2,037

Essex Property Trust, Inc.	7,466	1,584

Extra Space Storage, Inc.	15,206	1,849

Farmland Partners, Inc.	28,920	297

Federal Realty Investment Trust	12,339	1,118

Healthpeak Properties, Inc.	66,464	1,220

Lamar Advertising Co., Class A	5,849	488

NNN REIT, Inc.	72,548	2,564

NVR, Inc.*	106	632

Phillips Edison & Co., Inc.	37,996	1,274

Prologis, Inc.	90,156	10,116

Rayonier, Inc.	52,166	1,485

Rexford Industrial Realty, Inc.	22,050	1,088

Sabra Health Care REIT, Inc.	73,160	1,020

SBA Communications Corp.	5,467	1,094

Simon Property Group, Inc.	3,013	326

SITE Centers Corp.	101,191	1,248

Spirit Realty Capital, Inc.	36,656	1,229

STAG Industrial, Inc.	30,596	1,056

Sun Communities, Inc.	13,777	1,630

UDR, Inc.	37,853	1,350

Universal Health Services, Inc., Class B	9,682	1,217

Urban Edge Properties	12,656	193

VICI Properties, Inc.	77,205	2,247

Welltower, Inc.	21,440	1,756

Weyerhaeuser Co.	42,304	1,297

		62,878

Total Common Stocks

(Cost $110,426)		106,767

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	4,615,522	$4,616

Total Investment Companies

(Cost $4,616)		4,616

Total Investments – 99.6%

(Cost $115,042)		111,383

Other Assets less Liabilities – 0.4%		461

Net Assets – 100.0%		$111,844

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	60.3%

Japanese Yen	9.3

British Pound	7.9

Euro	5.6

All other currencies less than 5%	16.5

Total Investments	99.6

Other Assets less Liabilities	0.4

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as

See Notes to the Financial Statements.

EQUITY FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Canada	$4,605	$—	$—	$4,605

Mexico	1,217	—	—	1,217

United States	62,878	—	—	62,878

All Other Countries(1)	—	38,067	—	38,067

Total Common Stocks	68,700	38,067	—	106,767

Investment Companies	4,616	—	—	4,616

Total Investments	$73,316	$38,067	$—	$111,383

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	141	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 0.0%

Russia – 0.0%

Moscow Exchange MICEX-RTS PJSC(1)	51,540	$—

Total Common Stocks

(Cost $66)		—

INVESTMENT COMPANIES – 90.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	4,244,901	4,245

Total Investment Companies

(Cost $4,245)		4,245

Total Investments – 90.7%

(Cost $4,311)		4,245

Other Assets less Liabilities – 9.3%		436

Net Assets – 100.0%		$4,681

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	90.7%

All other currencies less than 5%	—

Total Investments	90.7

Other Assets less Liabilities	9.3

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investment Companies	$4,245	$—	$—	$4,245

See Notes to the Financial Statements.

EQUITY FUNDS	142	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.5%

Aerospace & Defense – 0.5%

AAR Corp.*	7,112	$423

Astronics Corp.*	2,474	39

Astronics Corp., Class B*	3,555	56

Ducommun, Inc.*	4,079	177

Kaman Corp.	5,054	99

Moog, Inc., Class A	5,024	568

National Presto Industries, Inc.	1,257	91

Park Aerospace Corp.	4,710	73

Parsons Corp.*	2,239	122

V2X, Inc.*	4,333	224

		1,872

Air Freight & Logistics – 0.2%

Air Transport Services Group, Inc.*	9,995	209

Forward Air Corp.	6,723	462

		671

Automobile Components – 1.5%

Adient PLC*	18,079	664

American Axle & Manufacturing

Holdings, Inc.*	12,826	93

Cooper-Standard Holdings, Inc.*	2,163	29

Dana, Inc.	25,253	370

Dorman Products, Inc.*	6,931	525

Fox Factory Holding Corp.*	6,360	630

Gentherm, Inc.*	8,131	441

Goodyear Tire & Rubber (The) Co.*	55,404	689

LCI Industries	7,177	843

Modine Manufacturing Co.*	5,155	236

Motorcar Parts of America, Inc.*	5,169	42

Patrick Industries, Inc.	4,422	332

Standard Motor Products, Inc.	4,303	145

Stoneridge, Inc.*	4,436	89

Strattec Security Corp.*	1,566	36

Superior Industries International, Inc.*	7,712	23

Visteon Corp.*	4,910	678

XPEL, Inc.*	3,039	234

		6,099

Automobiles – 0.1%

Winnebago Industries, Inc.	8,609	512

Workhorse Group, Inc.*	20,206	8

		520

Banks – 6.6%

1st Source Corp.	6,084	256

Amalgamated Financial Corp.	5,817	100

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Banks – 6.6% continued

American National Bankshares, Inc.	4,140	$157

AmeriServ Financial, Inc.	2,916	8

Ames National Corp.	1,620	27

Arrow Financial Corp.	5,336	91

Associated Banc-Corp	22,067	378

Atlantic Union Bankshares Corp.	15,763	454

Axos Financial, Inc.*	13,018	493

BancFirst Corp.	4,254	369

Bancorp (The), Inc.*	6,729	232

Bank First Corp.	3,158	244

Bank of Hawaii Corp.	6,474	322

Bank of Marin Bancorp	3,581	65

Bank of South Carolina Corp.	5,601	59

Bank7 Corp.	8,523	192

BankFinancial Corp.	3,374	29

Bankwell Financial Group, Inc.	7,252	176

Banner Corp.	8,182	347

Bar Harbor Bankshares	1,914	45

BCB Bancorp, Inc.	2,039	23

Brookline Bancorp, Inc.	21,716	198

Business First Bancshares, Inc.	3,069	58

C&F Financial Corp.	1,568	84

Cadence Bank	33,833	718

Cambridge Bancorp	1,439	90

Camden National Corp.	3,768	106

Capital City Bank Group, Inc.	2,064	62

Capitol Federal Financial, Inc.	23,394	112

Cathay General Bancorp	15,170	527

CB Financial Services, Inc.	346	7

Central Pacific Financial Corp.	667	11

Citizens & Northern Corp.	1,065	19

Citizens Community Bancorp, Inc.	1,470	14

Citizens Financial Services, Inc.	262	13

City Holding Co.	3,670	332

Civista Bancshares, Inc.	670	10

Colony Bankcorp, Inc.	1,264	13

Commercial National Financial Corp.	121	1

Community Bank System, Inc.	8,996	380

Community Trust Bancorp, Inc.	2,765	95

ConnectOne Bancorp, Inc.	2,328	41

CVB Financial Corp.	20,802	345

Dime Community Bancshares, Inc.	3,129	62

Eagle Bancorp, Inc.	6,458	138

Eagle Financial Services, Inc.	100	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	143	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Banks – 6.6% continued

Eastern Bankshares, Inc.	25,103	$315

Enterprise Bancorp, Inc.	3,196	87

Enterprise Financial Services Corp.	5,191	195

Equity Bancshares, Inc., Class A	3,378	81

ESSA Bancorp, Inc.	913	14

FB Financial Corp.	2,416	68

Financial Institutions, Inc.	4,376	74

First Bancorp	7,800	219

First BanCorp (New York Exchange)	29,678	399

First Bancorp (The), Inc.	815	19

First Bancshares (The), Inc.	4,861	131

First Bank(1)	6	—

First Busey Corp.	10,829	208

First Business Financial Services, Inc.	1,190	36

First Commonwealth Financial Corp.	27,853	340

First Community Bankshares, Inc.	1,756	52

First Financial Bankshares, Inc.	27,825	699

First Financial Corp.	2,604	88

First Financial Northwest, Inc.	1,914	24

First Foundation, Inc.	5,703	35

First Guaranty Bancshares, Inc.	631	7

First Hawaiian, Inc.	19,157	346

First Internet Bancorp	1,643	27

First Merchants Corp.	10,063	280

First Mid Bancshares, Inc.	207	5

First of Long Island (The) Corp.	3,593	41

First Savings Financial Group, Inc.	10,473	157

First United Corp.	7,500	122

Flushing Financial Corp.	6,616	87

FS Bancorp, Inc.	2,366	70

German American Bancorp, Inc.	5,142	139

Glacier Bancorp, Inc.	18,128	517

Great Southern Bancorp, Inc.	1,695	81

Hancock Whitney Corp.	15,976	591

Hanmi Financial Corp.	4,890	79

Harleysville Financial Corp.	239	5

Hawthorn Bancshares, Inc.	1,002	16

Heartland Financial U.S.A., Inc.	6,042	178

Heritage Financial Corp.	7,826	128

Hilltop Holdings, Inc.	14,638	415

Home Bancorp, Inc.	3,034	97

Home BancShares, Inc.	26,858	562

HomeStreet, Inc.	4,633	36

HomeTrust Bancshares, Inc.	3,760	81

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Banks – 6.6% continued

Hope Bancorp, Inc.	19,889	$176

Horizon Bancorp, Inc.	2,787	30

Independent Bank Corp.	9,332	458

Independent Bank Group, Inc.	9,989	395

International Bancshares Corp.	11,836	513

Investar Holding Corp.	10,694	113

Jeffersonville Bancorp	620	11

Kentucky First Federal Bancorp	942	5

Lake Shore Bancorp, Inc.	737	8

Lakeland Bancorp, Inc.	4,932	62

Lakeland Financial Corp.	4,632	220

Landmark Bancorp, Inc.	1,445	26

Magyar Bancorp, Inc.	1,337	13

Mercantile Bank Corp.	5,612	173

Mid Penn Bancorp, Inc.	979	20

MidWestOne Financial Group, Inc.	1,413	29

NASB Financial, Inc.	896	27

National Bank Holdings Corp., Class A	6,406	191

National Bankshares, Inc.	842	21

NBT Bancorp, Inc.	10,119	321

Nicolet Bankshares, Inc.	2,918	204

Northeast Bank	2,191	97

Northeast Community Bancorp, Inc.	2,633	39

Northfield Bancorp, Inc.	15,316	145

Northrim BanCorp, Inc.	1,630	65

Norwood Financial Corp.	1,071	28

OceanFirst Financial Corp.	8,982	130

OFG Bancorp	10,244	306

Ohio Valley Banc Corp.	1,602	39

Old Point Financial Corp.	1,094	20

Old Second Bancorp, Inc.	2,583	35

Pacific Premier Bancorp, Inc.	19,735	429

Park National Corp.	2,869	271

Penns Woods Bancorp, Inc.	2,026	43

Peoples Bancorp of North Carolina, Inc.	1,527	34

Peoples Bancorp, Inc.	6,266	159

Peoples Financial Corp.	236	3

Peoples Financial Services Corp.	1,025	41

Preferred Bank	3,685	229

Premier Financial Corp.	9,636	164

Primis Financial Corp.	669	5

Provident Bancorp, Inc.(1)	18	—

Provident Financial Holdings, Inc.	1,656	22

See Notes to the Financial Statements.

EQUITY FUNDS	144	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Banks – 6.6% continued

Renasant Corp.	11,587	$303

Republic Bancorp, Inc., Class A	3,114	137

Republic First Bancorp, Inc.*	3,187	1

Sandy Spring Bancorp, Inc.	4,976	107

Seacoast Banking Corp. of Florida	10,198	224

ServisFirst Bancshares, Inc.	12,343	644

Shore Bancshares, Inc.	8,587	90

Sierra Bancorp	933	18

Simmons First National Corp., Class A	18,287	310

Southern First Bancshares, Inc.*	4,326	117

Southern Missouri Bancorp, Inc.	670	26

Southside Bancshares, Inc.	4,768	137

SouthState Corp.	10,200	687

Stellar Bancorp, Inc.	6,754	144

Stock Yards Bancorp, Inc.	6,007	236

Texas Capital Bancshares, Inc.*	7,121	419

Timberland Bancorp, Inc.	1,794	49

Towne Bank	12,404	284

TriCo Bancshares	4,784	153

TrustCo Bank Corp. NY	2,496	68

Trustmark Corp.	12,189	265

UMB Financial Corp.	8,361	519

Union Bankshares, Inc.	6,092	136

United Bancorp, Inc.	1,456	17

United Bankshares, Inc.	17,796	491

United Community Banks, Inc.	14,443	367

Unity Bancorp, Inc.	2,327	54

Univest Financial Corp.	5,267	91

Virginia National Bankshares Corp.	105	3

Washington Trust Bancorp, Inc.	4,127	109

WesBanco, Inc.	14,383	351

West BanCorp, Inc.	1,135	18

Westamerica BanCorp	5,843	253

Western New England Bancorp, Inc.	8,551	55

WSFS Financial Corp.	16,443	600

		27,460

Beverages – 0.4%

Coca-Cola Consolidated, Inc.	1,561	993

MGP Ingredients, Inc.	3,257	344

National Beverage Corp.*	6,555	308

		1,645

Biotechnology – 4.6%

2seventy bio, Inc.*	3,712	15

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Biotechnology – 4.6% continued

4D Molecular Therapeutics, Inc.*	9,288	$118

89bio, Inc.*	7,009	108

Abeona Therapeutics, Inc.*	23,500	99

ACADIA Pharmaceuticals, Inc.*	20,000	417

Achieve Life Sciences, Inc.*	14,700	63

Acumen Pharmaceuticals, Inc.*	1,062	4

Adaptimmune Therapeutics PLC ADR*	20,820	16

ADMA Biologics, Inc.*	42,064	151

Agios Pharmaceuticals, Inc.*	5,038	125

Akero Therapeutics, Inc.*	3,916	198

Alector, Inc.*	15,947	103

Alkermes PLC*	27,612	773

Allogene Therapeutics, Inc.*	28,137	89

Allovir, Inc.*	2,033	4

Altimmune, Inc.*	12,327	32

ALX Oncology Holdings, Inc.*	7,964	38

Amicus Therapeutics, Inc.*	68,028	827

AnaptysBio, Inc.*	11,172	201

Anavex Life Sciences Corp.*	23,171	152

Anika Therapeutics, Inc.*	5,077	95

Annexon, Inc.*	6,085	14

Aravive, Inc.*	8,839	1

Arbutus Biopharma Corp.*	7,627	15

Arcellx, Inc.*	10,010	359

Arcutis Biotherapeutics, Inc.*	4,849	26

Ardelyx, Inc.*	6,416	26

Assembly Biosciences, Inc.*	10,265	9

Astria Therapeutics, Inc.*	10,865	81

Atara Biotherapeutics, Inc.*	13,007	19

Avid Bioservices, Inc.*	9,647	91

Avidity Biosciences, Inc.*	13,160	84

Beyondspring, Inc.*	6,729	5

Biohaven Ltd.*	9,500	247

Bioxcel Therapeutics, Inc.*	16,214	41

Bluebird Bio, Inc.*	11,008	33

C4 Therapeutics, Inc.*	6,094	11

Capricor Therapeutics, Inc.*	22,220	76

Caribou Biosciences, Inc.*	15,829	76

Catalyst Pharmaceuticals, Inc.*	36,098	422

Celcuity, Inc.*	17,458	160

Chimerix, Inc.*	1,335	1

Cibus, Inc.*	118	2

Coherus Biosciences, Inc.*	23,083	86

Crinetics Pharmaceuticals, Inc.*	13,503	402

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	145	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Biotechnology – 4.6% continued

Cue Biopharma, Inc.*	4,064	$9

Cullinan Oncology, Inc.*	11,367	103

Day One Biopharmaceuticals, Inc.*	6,800	83

Deciphera Pharmaceuticals, Inc.*	12,940	165

DermTech, Inc.*	7,034	10

Design Therapeutics, Inc.*	24,879	59

DiaMedica Therapeutics, Inc.*	20,810	54

Disc Medicine, Inc.*	2,300	108

Dyadic International, Inc.*	16,268	31

Dynavax Technologies Corp.*	29,723	439

Dyne Therapeutics, Inc.*	6,800	61

Eagle Pharmaceuticals, Inc.*	5,071	80

Editas Medicine, Inc.*	8,247	64

Emergent BioSolutions, Inc.*	10,401	35

Enanta Pharmaceuticals, Inc.*	5,241	59

Entrada Therapeutics, Inc.*	7,200	114

Foghorn Therapeutics, Inc.*	10,665	53

G1 Therapeutics, Inc.*	11,629	17

Galectin Therapeutics, Inc.*	7,609	15

Genelux Corp.*	3,371	83

Geron Corp.*	26,760	57

GlycoMimetics, Inc.*	11,161	17

Gossamer Bio, Inc.*	11,915	10

Graphite Bio, Inc.*	8,931	22

Gritstone bio, Inc.*	6,339	11

Halozyme Therapeutics, Inc.*	24,153	923

Heron Therapeutics, Inc.*	11,870	12

Ideaya Biosciences, Inc.*	5,303	143

IGM Biosciences, Inc.*	9,071	76

Immatics N.V.*	10,113	117

ImmuCell Corp.*	2,485	13

Immuneering Corp., Class A*	1,340	10

Immunic, Inc.*	20,019	29

ImmunoGen, Inc.*	31,032	492

Inhibrx, Inc.*	9,691	178

Inozyme Pharma, Inc.*	15,000	63

Insmed, Inc.*	23,561	595

Intercept Pharmaceuticals, Inc.*	4,407	82

Ironwood Pharmaceuticals, Inc.*	43,111	415

iTeos Therapeutics, Inc.*	7,612	83

Janux Therapeutics, Inc.*	6,800	69

KalVista Pharmaceuticals, Inc.*	18,438	178

Karyopharm Therapeutics, Inc.*	11,896	16

Keros Therapeutics, Inc.*	2,621	84

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Biotechnology – 4.6% continued

Kezar Life Sciences, Inc.*	9,673	$12

Kronos Bio, Inc.*	6,053	8

Krystal Biotech, Inc.*	2,913	338

Kura Oncology, Inc.*	17,673	161

Larimar Therapeutics, Inc.*	441	2

Lexicon Pharmaceuticals, Inc.*	11,207	12

MacroGenics, Inc.*	8,808	41

MannKind Corp.*	39,452	163

MediciNova, Inc.*	25,731	54

MeiraGTx Holdings PLC*	13,641	67

Mereo Biopharma Group PLC ADR*	1,007	1

Merrimack Pharmaceuticals, Inc.*	7,861	97

Mersana Therapeutics, Inc.*	9,921	13

Merus N.V.*	11,886	280

MiMedx Group, Inc.*	14,336	105

Mirum Pharmaceuticals, Inc.*	13,491	426

Monte Rosa Therapeutics, Inc.*	12,800	61

Myriad Genetics, Inc.*	20,011	321

Natera, Inc.*	13,781	610

Nkarta, Inc.*	25,420	35

Olema Pharmaceuticals, Inc.*	20,842	257

Omega Therapeutics, Inc.*	2,488	5

Omniab, Inc.(2) *	1,740	1

Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	1

Organogenesis Holdings, Inc.*	8,779	28

ORIC Pharmaceuticals, Inc.*	6,813	41

PDL BioPharma, Inc.(2) *	24,608	6

PMV Pharmaceuticals, Inc.*	7,964	49

Point Biopharma Global, Inc.*	10,400	69

Praxis Precision Medicines, Inc.*	17,051	29

ProKidney Corp.*	7,800	36

ProQR Therapeutics N.V.*	6,172	8

Protagonist Therapeutics, Inc.*	5,762	96

Protalix BioTherapeutics, Inc.*	503	1

Prothena Corp. PLC*	8,214	396

Quince Therapeutics, Inc.*	3,436	4

RAPT Therapeutics, Inc.*	11,711	195

Recursion Pharmaceuticals, Inc., Class A*	26,800	205

REGENXBIO, Inc.*	6,344	104

Replimune Group, Inc.*	17,297	296

Rezolute, Inc.*	11,436	15

Rhythm Pharmaceuticals, Inc.*	8,730	200

Rigel Pharmaceuticals, Inc.*	25,142	27

See Notes to the Financial Statements.

EQUITY FUNDS	146	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Biotechnology – 4.6% continued

Rocket Pharmaceuticals, Inc.*	9,719	$199

Sage Therapeutics, Inc.*	11,929	246

Sangamo Therapeutics, Inc.*	21,642	13

Savara, Inc.*	7,188	27

Scholar Rock Holding Corp.*	15,000	107

Shattuck Labs, Inc.*	4,666	7

Sinovac Biotech Ltd.(2) *	1,587	—

Solid Biosciences, Inc.*	372	1

Spero Therapeutics, Inc.*	9,073	11

Stoke Therapeutics, Inc.*	13,577	53

Sutro Biopharma, Inc.*	3,101	11

Tenaya Therapeutics, Inc.*	6,573	17

Travere Therapeutics, Inc.*	10,384	93

UroGen Pharma Ltd.*	17,713	248

Vanda Pharmaceuticals, Inc.*	10,580	46

Vaxcyte, Inc.*	11,631	593

Veracyte, Inc.*	12,475	279

Vericel Corp.*	8,383	281

Viking Therapeutics, Inc.*	11,294	125

Vir Biotechnology, Inc.*	18,696	175

Viridian Therapeutics, Inc.*	8,323	128

Vor BioPharma, Inc.*	19,000	40

Voyager Therapeutics, Inc.*	11,281	87

X4 Pharmaceuticals, Inc.*	11,172	12

XBiotech, Inc.*	6,888	28

Xenon Pharmaceuticals, Inc.*	7,965	272

XOMA Corp.*	9,637	136

Y-mAbs Therapeutics, Inc.*	11,500	63

Zymeworks, Inc.*	7,177	46

		19,472

Broadline Retail – 0.1%

Big Lots, Inc.	9,268	47

Dillard’s, Inc., Class A	1,535	508

		555

Building Products – 2.0%

AAON, Inc.	12,031	684

American Woodmark Corp.*	2,909	220

Apogee Enterprises, Inc.	6,294	296

AZEK (The) Co., Inc.*	19,387	577

AZZ, Inc.	4,316	197

CSW Industrials, Inc.	2,682	470

Gibraltar Industries, Inc.*	7,066	477

Griffon Corp.	10,210	405

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Building Products – 2.0% continued

Insteel Industries, Inc.	7,591	$246

JELD-WEN Holding, Inc.*	12,711	170

Masonite International Corp.*	5,250	489

PGT Innovations, Inc.*	13,096	364

Quanex Building Products Corp.	6,012	169

Resideo Technologies, Inc.*	24,838	393

Simpson Manufacturing Co., Inc.	8,697	1,303

UFP Industries, Inc.	12,660	1,296

Zurn Elkay Water Solutions Corp.	26,300	737

		8,493

Capital Markets – 2.4%

ArrowMark Financial Corp.	3,007	53

Artisan Partners Asset Management, Inc., Class A	8,678	325

Associated Capital Group, Inc., Class A	2,664	97

Avantax, Inc.*	6,863	176

B. Riley Financial, Inc.	2,436	100

BGC Group, Inc., Class A	49,897	264

Cohen & Steers, Inc.	5,110	320

Diamond Hill Investment Group, Inc.	1,298	219

Donnelley Financial Solutions, Inc.*	602	34

Evercore, Inc., Class A	6,848	944

Federated Hermes, Inc.	16,681	565

Freedom Holding Corp.*	5,033	426

GAMCO Investors, Inc., Class A	7,410	148

Golub Capital BDC, Inc.	22,900	336

Hamilton Lane, Inc., Class A	5,121	463

Hercules Capital, Inc.	21,754	357

Houlihan Lokey, Inc.	7,598	814

Lazard Ltd., Class A	14,539	451

Main Street Capital Corp.	10,834	440

Moelis & Co., Class A	11,052	499

Patria Investments Ltd., Class A	19,800	289

Piper Sandler Cos.	3,786	550

PJT Partners, Inc., Class A	4,132	328

Prospect Capital Corp.	51,023	309

Safeguard Scientifics, Inc.*	826	1

Siebert Financial Corp.*	7,123	14

Sixth Street Specialty Lending, Inc.	9,992	204

StoneX Group, Inc.*	4,015	389

Victory Capital Holdings, Inc., Class A	12,099	403

Virtu Financial, Inc., Class A	15,295	264

Virtus Investment Partners, Inc.	1,173	237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	147	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Capital Markets – 2.4% continued

Westwood Holdings Group, Inc.	2,368	$24

WisdomTree, Inc.	16,510	116

		10,159

Chemicals – 2.3%

Advanced Emissions Solutions, Inc.*	838	2

AdvanSix, Inc.	4,745	147

Alto Ingredients, Inc.*	9,824	43

American Vanguard Corp.	4,085	45

Aspen Aerogels, Inc.*	4,942	43

Avient Corp.	15,986	565

Balchem Corp.	6,201	769

Cabot Corp.	10,961	759

Chase Corp.	2,426	309

Element Solutions, Inc.	34,139	669

FutureFuel Corp.	6,971	50

H.B. Fuller Co.	12,418	852

Hawkins, Inc.	7,939	467

Ingevity Corp.*	7,988	380

Innospec, Inc.	4,649	475

Intrepid Potash, Inc.*	880	22

Koppers Holdings, Inc.	8,218	325

Kronos Worldwide, Inc.	5,149	40

Livent Corp.*	27,523	507

LSB Industries, Inc.*	6,515	67

Mativ Holdings, Inc.	14,773	211

Minerals Technologies, Inc.	7,390	405

NewMarket Corp.	1,060	482

Orion S.A.	8,234	175

Quaker Chemical Corp.	3,947	632

Sensient Technologies Corp.	8,631	505

Stepan Co.	4,700	352

Trinseo PLC	9,824	80

Tronox Holdings PLC	20,393	274

		9,652

Commercial Services & Supplies – 1.6%

ABM Industries, Inc.	12,846	514

ACCO Brands Corp.	20,519	118

ARC Document Solutions, Inc.	7,087	23

Brady Corp., Class A	9,873	542

Brink’s (The) Co.	9,348	679

Casella Waste Systems, Inc., Class A*	8,429	643

CECO Environmental Corp.*	2,043	33

Cimpress PLC*	5,146	360

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Commercial Services & Supplies – 1.6% continued

Civeo Corp.	306	$6

CompX International, Inc.	2,952	55

CoreCivic, Inc.*	21,210	239

Deluxe Corp.	8,605	163

Ennis, Inc.	6,193	131

Healthcare Services Group, Inc.	15,428	161

Heritage-Crystal Clean, Inc.*	1,005	46

HNI Corp.	9,134	316

Interface, Inc.	9,001	88

Liquidity Services, Inc.*	4,841	85

Matthews International Corp., Class A	7,118	277

MillerKnoll, Inc.	16,349	400

NL Industries, Inc.	8,463	40

Odyssey Marine Exploration, Inc.*	377	1

OPENLANE, Inc.*	25,152	375

Perma-Fix Environmental Services, Inc.*	1,434	15

Pitney Bowes, Inc.	28,768	87

Quad/Graphics, Inc.*	2,395	12

SP Plus Corp.*	5,046	182

Steelcase, Inc., Class A	18,977	212

UniFirst Corp.	2,950	481

Viad Corp.*	4,178	109

Virco Mfg. Corp.*	4,606	37

VSE Corp.	4,661	235

		6,665

Communications Equipment – 0.8%

ADTRAN Holdings, Inc.	9,255	76

Applied Optoelectronics, Inc.*	8,255	91

Aviat Networks, Inc.*	2,961	92

BK Technologies Corp.	367	5

Calix, Inc.*	8,933	409

Clearfield, Inc.*	4,804	138

CommScope Holding Co., Inc.*	35,482	119

Comtech Telecommunications Corp.	7,611	67

Digi International, Inc.*	10,554	285

DZS, Inc.*	670	1

Extreme Networks, Inc.*	20,110	487

Harmonic, Inc.*	18,567	179

Ituran Location and Control Ltd.	4,023	120

KVH Industries, Inc.*	8,079	41

Lumentum Holdings, Inc.*	11,700	529

NETGEAR, Inc.*	5,911	74

NetScout Systems, Inc.*	14,342	402

PCTEL, Inc.	12,950	54

See Notes to the Financial Statements.

EQUITY FUNDS	148	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Communications Equipment – 0.8% continued

Ribbon Communications, Inc.*	4,866	$13

Viavi Solutions, Inc.*	37,937	347

		3,529

Construction & Engineering – 1.7%

Ameresco, Inc., Class A*	5,435	210

API Group Corp.(3) *	31,044	805

Arcosa, Inc.	10,720	771

Argan, Inc.	3,568	162

Comfort Systems U.S.A., Inc.	9,510	1,621

Dycom Industries, Inc.*	5,741	511

Fluor Corp.*	27,256	1,000

Granite Construction, Inc.	10,722	408

Great Lakes Dredge & Dock Corp.*	8,219	66

IES Holdings, Inc.*	1,656	109

INNOVATE Corp.*	1,551	3

Matrix Service Co.*	10,608	125

MYR Group, Inc.*	3,129	422

Northwest Pipe Co.*	5,173	156

Orion Group Holdings, Inc.*	2,825	15

Primoris Services Corp.	5,846	191

Sterling Infrastructure, Inc.*	7,736	568

Tutor Perini Corp.*	5,422	42

		7,185

Construction Materials – 0.3%

Summit Materials, Inc., Class A*	25,849	805

United States Lime & Minerals, Inc.	1,317	265

		1,070

Consumer Finance – 1.0%

Atlanticus Holdings Corp.*	1,345	41

Curo Group Holdings Corp.(1) *	193	—

Encore Capital Group, Inc.*	6,669	319

Enova International, Inc.*	4,784	243

EZCORP, Inc., Class A*	7,224	60

FirstCash Holdings, Inc.	8,083	811

Green Dot Corp., Class A*	10,950	153

LendingClub Corp.*	8,598	52

Medallion Financial Corp.	1,166	8

Navient Corp.	32,833	565

Nelnet, Inc., Class A	6,632	592

PRA Group, Inc.*	9,935	191

PROG Holdings, Inc.*	14,061	467

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Consumer Finance – 1.0% continued

Upstart Holdings, Inc.*	11,100	$317

World Acceptance Corp.*	1,712	218

		4,037

Consumer Staples Distribution & Retail – 0.7%

Andersons (The), Inc.	3,897	201

Chefs’ Warehouse (The), Inc.*	3,129	66

Grocery Outlet Holding Corp.*	14,534	419

Ingles Markets, Inc., Class A	5,441	410

Natural Grocers by Vitamin Cottage, Inc.	1,755	23

PriceSmart, Inc.	4,074	303

Rite Aid Corp.*	9,010	4

SpartanNash Co.	6,838	150

Sprouts Farmers Market, Inc.*	23,893	1,023

United Natural Foods, Inc.*	8,380	118

Village Super Market, Inc., Class A	1,860	42

Weis Markets, Inc.	4,597	290

		3,049

Containers & Packaging – 0.4%

Greif, Inc., Class A	4,786	320

Myers Industries, Inc.	6,822	122

O-I Glass, Inc.*	22,880	383

Silgan Holdings, Inc.	10,976	473

TriMas Corp.	9,336	231

		1,529

Distributors – 0.0%

Weyco Group, Inc.	4,106	104

Diversified Consumer Services – 1.0%

2U, Inc.*	11,890	29

Adtalem Global Education, Inc.*	12,470	534

American Public Education, Inc.*	5,687	28

Chegg, Inc.*	18,780	168

Duolingo, Inc.*	5,100	846

Graham Holdings Co., Class B	904	527

Grand Canyon Education, Inc.*	7,665	896

Laureate Education, Inc.	20,511	289

Perdoceo Education Corp.	9,865	169

Strategic Education, Inc.	4,284	322

Stride, Inc.*	6,530	294

Universal Technical Institute, Inc.*	3,322	28

WW International, Inc.*	7,900	88

		4,218

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	149	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Diversified Real Estate Investment Trusts – 0.5%

Alexander & Baldwin, Inc.	12,659	$212

American Assets Trust, Inc.	8,499	165

Armada Hoffler Properties, Inc.	5,916	61

Broadstone Net Lease, Inc.	23,782	340

CTO Realty Growth, Inc.	11,410	185

Empire State Realty Trust, Inc., Class A	25,074	202

Essential Properties Realty Trust, Inc.	15,628	338

Gladstone Commercial Corp.	5,550	67

Global Net Lease, Inc.	29,233	281

One Liberty Properties, Inc.	8,239	155

Star Holdings*	2,793	35

		2,041

Diversified Telecommunication Services – 0.5%

Anterix, Inc.*	5,005	157

ATN International, Inc.	2,337	74

Bandwidth, Inc., Class A*	2,992	34

Cogent Communications Holdings, Inc.	7,494	464

Consolidated Communications

Holdings, Inc.*	14,553	50

IDT Corp., Class B*	5,188	114

Iridium Communications, Inc.	20,618	938

Liberty Latin America Ltd., Class C*	16,237	132

LICT Corp.*	7	116

		2,079

Electric Utilities – 0.8%

ALLETE, Inc.	11,912	629

MGE Energy, Inc.	8,326	570

Otter Tail Corp.	10,120	768

PNM Resources, Inc.	14,784	660

Portland General Electric Co.	19,517	790

		3,417

Electrical Equipment – 1.0%

Allient, Inc.	4,129	128

American Superconductor Corp.*	696	5

Atkore, Inc.*	8,730	1,302

Babcock & Wilcox Enterprises, Inc.*	6,843	29

Encore Wire Corp.	3,861	705

EnerSys	8,117	768

GrafTech International Ltd.	29,328	112

LSI Industries, Inc.	4,822	77

Orion Energy Systems, Inc.*	2,963	4

Powell Industries, Inc.	4,145	344

Preformed Line Products Co.	1,859	302

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Electrical Equipment – 1.0% continued

Thermon Group Holdings, Inc.*	3,280	$90

TPI Composites, Inc.*	6,081	16

Ultralife Corp.*	2,573	25

Vicor Corp.*	5,780	340

		4,247

Electronic Equipment, Instruments & Components – 3.4%

Advanced Energy Industries, Inc.	6,791	700

Arlo Technologies, Inc.*	11,556	119

Avnet, Inc.	15,724	758

Badger Meter, Inc.	5,378	774

Bel Fuse, Inc., Class A	1,647	78

Bel Fuse, Inc., Class B	5,159	246

Belden, Inc.	7,014	677

Benchmark Electronics, Inc.	9,135	222

Climb Global Solutions, Inc.	5,443	234

Crane NXT Co.	8,200	456

CTS Corp.	5,126	214

Daktronics, Inc.*	7,972	71

ePlus, Inc.*	10,255	651

Fabrinet*	7,944	1,324

FARO Technologies, Inc.*	3,709	56

Frequency Electronics, Inc.	6,679	46

Hollysys Automation Technologies Ltd.*	8,712	173

Identiv, Inc.*	260	2

Insight Enterprises, Inc.*	9,079	1,321

Itron, Inc.*	8,348	506

Kimball Electronics, Inc.*	5,059	138

Knowles Corp.*	14,106	209

Methode Electronics, Inc.	8,105	185

nLight, Inc.*	12,099	126

Novanta, Inc.*	6,962	999

OSI Systems, Inc.*	5,129	605

PAR Technology Corp.*	4,690	181

PC Connection, Inc.	6,492	346

Plexus Corp.*	5,889	548

Powerfleet, Inc.*	2,030	4

Rogers Corp.*	3,422	450

Sanmina Corp.*	12,693	689

ScanSource, Inc.*	4,523	137

TTM Technologies, Inc.*	16,103	207

Vishay Intertechnology, Inc.	20,416	505

Vishay Precision Group, Inc.*	5,648	190

		14,147

See Notes to the Financial Statements.

EQUITY FUNDS	150	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Energy Equipment & Services – 2.6%

Bristow Group, Inc.*	6,681	$188

Cactus, Inc., Class A	10,603	532

ChampionX Corp.	36,508	1,300

DMC Global, Inc.*	5,519	135

Dril-Quip, Inc.*	6,216	175

ENGlobal Corp.*	6,201	2

Expro Group Holdings N.V.*	17,463	406

Forum Energy Technologies, Inc.*	555	13

Geospace Technologies Corp.*	6,342	82

Gulf Island Fabrication, Inc.*	5,271	17

Helix Energy Solutions Group, Inc.*	35,950	402

Helmerich & Payne, Inc.	17,048	719

KLX Energy Services Holdings, Inc.*	590	7

Liberty Energy, Inc.	24,989	463

Mammoth Energy Services, Inc.*	2,233	10

MIND Technology, Inc.*	3,700	2

Nabors Industries Ltd.*	1,755	216

Natural Gas Services Group, Inc.*	3,731	54

Newpark Resources, Inc.*	14,371	99

Next Bridge Hydrocarbons, Inc.(1) (2) (4) *	2,700	—

Nine Energy Service, Inc.*	2,833	12

Noble Corp. PLC	20,075	1,017

Oceaneering International, Inc.*	17,547	451

Oil States International, Inc.*	6,147	52

Patterson-UTI Energy, Inc.	61,311	849

ProPetro Holding Corp.*	10,571	112

SEACOR Marine Holdings, Inc.*	10,551	147

Solaris Oilfield Infrastructure, Inc., Class A	5,362	57

TETRA Technologies, Inc.*	11,964	76

Tidewater, Inc.*	9,210	655

Transocean Ltd.*	94,479	776

U.S. Silica Holdings, Inc.*	8,927	125

Valaris Ltd.*	10,602	795

Weatherford International PLC*	11,600	1,048

		10,994

Entertainment – 0.4%

Atlanta Braves Holdings, Inc., ClassC*	20,273	724

IMAX Corp.*	6,562	127

Madison Square Garden Entertainment Corp.*	4,215	139

Marcus (The) Corp.	5,193	80

Reading International, Inc., Class A*	4,201	9

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Entertainment – 0.4% continued

Sciplay Corp., Class A*	22,220	$506

Sphere Entertainment Co.*	4,215	157

		1,742

Financial Services – 2.0%

Acacia Research Corp.*	7,413	27

A-Mark Precious Metals, Inc.	9,618	282

Banco Latinoamericano de Comercio

Exterior S.A., Class E	8,816	187

BM Technologies, Inc.*	1,134	2

California First Leasing Corp.*	1,510	25

Cannae Holdings, Inc.*	13,633	254

Cass Information Systems, Inc.	2,156	80

Enact Holdings, Inc.	21,900	596

Essent Group Ltd.	19,248	910

EVERTEC, Inc.	11,024	410

Federal Agricultural Mortgage Corp., Class C	1,249	193

Flywire Corp.*	14,900	475

I3 Verticals, Inc., Class A*	3,838	81

Jackson Financial, Inc., Class A	11,512	440

Lesaka Technologies, Inc.*	5,996	24

Marqeta, Inc., Class A*	66,765	399

Mr Cooper Group, Inc.*	10,820	580

NMI Holdings, Inc., Class A*	12,143	329

Ocwen Financial Corp.*	25	1

Pagseguro Digital Ltd., Class A*	43,700	376

PennyMac Financial Services, Inc.	6,490	432

Radian Group, Inc.	33,612	844

Security National Financial Corp., Class A*	8,012	63

StoneCo Ltd., Class A*	42,100	449

TFS Financial Corp.	37,800	447

Walker & Dunlop, Inc.	7,748	575

Waterstone Financial, Inc.	4,897	54

		8,535

Food Products – 1.3%

Alico, Inc.	6,072	151

B&G Foods, Inc.	13,065	129

Bridgford Foods Corp.*	5,585	62

Calavo Growers, Inc.	2,955	74

Cal-Maine Foods, Inc.	7,286	353

Farmer Bros. Co.*	4,093	11

Fresh Del Monte Produce, Inc.	5,851	151

Hain Celestial Group (The), Inc.*	14,002	145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	151	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Food Products – 1.3% continued

Hostess Brands, Inc.*	23,574	$785

J&J Snack Foods Corp.	3,493	572

John B. Sanfilippo & Son, Inc.	1,342	133

Lancaster Colony Corp.	3,846	635

Lifecore Biomedical, Inc.*	4,362	33

Lifeway Foods, Inc.*	2,244	23

Limoneira Co.	2,794	43

Nomad Foods Ltd.*	29,834	454

Seneca Foods Corp., Class A*	5,077	273

Simply Good Foods (The) Co.*	16,085	555

Tootsie Roll Industries, Inc.	10,906	326

TreeHouse Foods, Inc.*	8,618	376

		5,284

Gas Utilities – 0.9%

Chesapeake Utilities Corp.	4,365	427

New Jersey Resources Corp.	19,684	800

Northwest Natural Holding Co.	7,551	288

ONE Gas, Inc.	15,178	1,036

RGC Resources, Inc.	1,688	29

Southwest Gas Holdings, Inc.	11,425	690

Spire, Inc.	11,153	631

		3,901

Ground Transportation – 0.4%

ArcBest Corp.	5,074	516

Covenant Logistics Group, Inc.	4,573	200

Heartland Express, Inc.	15,041	221

Marten Transport Ltd.	10,532	208

P.A.M. Transportation Services, Inc.*	7,575	163

Patriot Transportation Holding, Inc.*	465	4

Universal Logistics Holdings, Inc.	5,328	134

Werner Enterprises, Inc.	9,055	353

		1,799

Health Care Equipment & Supplies – 3.7%

Accuray, Inc.*	11,551	31

Alphatec Holdings, Inc.*	17,593	228

AngioDynamics, Inc.*	10,315	75

Apyx Medical Corp.*	4,122	13

Artivion, Inc.*	9,927	151

AtriCure, Inc.*	10,472	459

Atrion Corp.	247	102

Avanos Medical, Inc.*	11,909	241

Axogen, Inc.*	9,884	49

Axonics, Inc.*	7,660	430

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Health Care Equipment & Supplies – 3.7% continued

Beyond Air, Inc.*	13,973	$32

BioSig Technologies, Inc.*	9,286	5

Bioventus, Inc., Class A*	6,777	22

Cerus Corp.*	47,049	76

CONMED Corp.	5,697	575

Cutera, Inc.*	7,790	47

Daxor Corp.(1) *	37	—

Electromed, Inc.*	6,224	65

Embecta Corp.	9,610	145

Enovis Corp.*	8,026	423

Establishment Labs Holdings, Inc.*	5,206	256

FONAR Corp.*	9,083	140

Glaukos Corp.*	7,153	538

Globus Medical, Inc., Class A*	6,674	331

Haemonetics Corp.*	8,079	724

Inari Medical, Inc.*	8,600	562

Inmode Ltd.*	12,579	383

Inogen, Inc.*	2,703	14

Inspire Medical Systems, Inc.*	4,711	935

Integer Holdings Corp.*	7,708	605

iRadimed Corp.	6,572	292

Kewaunee Scientific Corp.*	2,472	44

Lantheus Holdings, Inc.*	13,142	913

LeMaitre Vascular, Inc.	10,101	550

LENSAR, Inc.*	1,867	6

LivaNova PLC*	10,063	532

Merit Medical Systems, Inc.*	12,459	860

Neogen Corp.*	36,017	668

Nevro Corp.*	5,581	107

Omnicell, Inc.*	9,341	421

OraSure Technologies, Inc.*	18,886	112

Orthofix Medical, Inc.*	14,025	180

OrthoPediatrics Corp.*	2,983	96

Pro-Dex, Inc.*	5,477	86

Pulse Biosciences, Inc.*	18,445	74

Retractable Technologies, Inc.*	16,526	20

Semler Scientific, Inc.*	4,393	111

SI-BONE, Inc.*	5,669	120

Sientra, Inc.(1) *	11	—

STAAR Surgical Co.*	8,647	347

Stereotaxis, Inc.*	818	1

Surmodics, Inc.*	4,874	156

Tactile Systems Technology, Inc.*	2,763	39

Tandem Diabetes Care, Inc.*	10,621	221

See Notes to the Financial Statements.

EQUITY FUNDS	152	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Health Care Equipment & Supplies – 3.7% continued

TransMedics Group, Inc.*	11,145	$610

UFP Technologies, Inc.*	3,672	593

Utah Medical Products, Inc.	2,974	256

Varex Imaging Corp.*	11,327	213

Zynex, Inc.*	9,748	78

		15,363

Health Care Providers & Services – 2.9%

AdaptHealth Corp.*	11,465	104

Addus HomeCare Corp.*	4,007	341

Agiliti, Inc.*	18,800	122

Amedisys, Inc.*	5,150	481

AMN Healthcare Services, Inc.*	10,081	859

Apollo Medical Holdings, Inc.*	9,723	300

Brookdale Senior Living, Inc.*	39,872	165

CareMax, Inc.*	12,873	27

Castle Biosciences, Inc.*	2,638	45

Community Health Systems, Inc.*	20,665	60

CorVel Corp.*	4,986	981

Cross Country Healthcare, Inc.*	13,265	329

Cryo-Cell International, Inc.	750	4

DocGo, Inc.*	12,475	67

Ensign Group (The), Inc.	12,665	1,177

Enzo Biochem, Inc.*	15,550	22

Fulgent Genetics, Inc.*	5,871	157

Great Elm Group, Inc.*	1,997	4

HealthEquity, Inc.*	12,771	933

Joint (The) Corp.*	3,792	34

LifeStance Health Group, Inc.*	52,600	361

ModivCare, Inc.*	3,422	108

National HealthCare Corp.	4,097	262

National Research Corp.	3,334	148

NeoGenomics, Inc.*	20,065	247

OPKO Health, Inc.*	88,752	142

Option Care Health, Inc.*	27,835	900

Owens & Minor, Inc.*	10,036	162

Patterson Cos., Inc.	21,909	649

Pennant Group (The), Inc.*	5,304	59

PetIQ, Inc.*	7,064	139

Privia Health Group, Inc.*	16,100	370

Progyny, Inc.*	10,437	355

R1 RCM, Inc.*	19,766	298

RadNet, Inc.*	10,255	289

Select Medical Holdings Corp.	24,275	613

Sonida Senior Living, Inc.*	345	3

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Health Care Providers & Services – 2.9% continued

Surgery Partners, Inc.*	12,052	$353

U.S. Physical Therapy, Inc.	3,344	307

		11,977

Health Care Real Estate Investment Trusts – 0.5%

CareTrust REIT, Inc.	17,521	359

Community Healthcare Trust, Inc.	3,869	115

Diversified Healthcare Trust	36,640	71

Global Medical REIT, Inc.	9,651	86

LTC Properties, Inc.	7,185	231

National Health Investors, Inc.	8,330	428

Physicians Realty Trust	36,811	449

Sabra Health Care REIT, Inc.	37,934	529

		2,268

Health Care Technology – 0.6%

American Well Corp., Class A*	32,363	38

CareCloud, Inc.*	13,336	15

Certara, Inc.*	18,709	272

Computer Programs and Systems, Inc.*	8,689	139

Evolent Health, Inc., Class A*	21,670	590

HealthStream, Inc.	5,846	126

Multiplan Corp.*	63,759	107

NextGen Healthcare, Inc.*	12,376	294

OptimizeRx Corp.*	5,159	40

Schrodinger, Inc.*	10,000	283

Simulations Plus, Inc.	4,611	192

Tabula Rasa HealthCare, Inc.*	4,066	42

Veradigm, Inc.*	35,303	464

		2,602

Hotel & Resort Real Estate Investment Trusts – 1.0%

Apple Hospitality REIT, Inc.	38,973	598

Braemar Hotels & Resorts, Inc.	13,844	38

Chatham Lodging Trust	6,865	66

DiamondRock Hospitality Co.	42,698	343

Hersha Hospitality Trust, Class A	8,490	84

Park Hotels & Resorts, Inc.	39,372	485

Pebblebrook Hotel Trust	23,864	324

RLJ Lodging Trust	34,101	334

Ryman Hospitality Properties, Inc.	9,086	757

Service Properties Trust	30,317	233

Sotherly Hotels, Inc.*	2,334	4

Summit Hotel Properties, Inc.	13,325	77

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	153	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Hotel & Resort Real Estate Investment Trusts – 1.0% continued

Sunstone Hotel Investors, Inc.	41,741	$390

Xenia Hotels & Resorts, Inc.	20,751	244

		3,977

Hotels, Restaurants & Leisure – 1.9%

Arcos Dorados Holdings, Inc., Class A	36,820	348

Biglari Holdings, Inc., Class B*	810	134

BJ’s Restaurants, Inc.*	5,529	130

Brinker International, Inc.*	5,700	180

Canterbury Park Holding Corp.	1,418	29

Carrols Restaurant Group, Inc.*	6,821	45

Chuy’s Holdings, Inc.*	4,380	156

Cracker Barrel Old Country Store, Inc.	4,801	323

Dave & Buster’s Entertainment, Inc.*	10,759	399

Denny’s Corp.*	14,497	123

Dine Brands Global, Inc.	3,158	156

El Pollo Loco Holdings, Inc.(1)	15	—

Everi Holdings, Inc.*	14,612	193

Fiesta Restaurant Group, Inc.*	4,407	37

Golden Entertainment, Inc.	717	24

Hilton Grand Vacations, Inc.*	13,783	561

International Game Technology PLC	15,464	469

Jack in the Box, Inc.	4,152	287

Light & Wonder, Inc.*	16,082	1,147

Monarch Casino & Resort, Inc.	1,545	96

Nathan’s Famous, Inc.	1,574	111

Papa John’s International, Inc.	4,999	341

Red Robin Gourmet Burgers, Inc.*	4,349	35

Red Rock Resorts, Inc., Class A	12,252	502

Shake Shack, Inc., Class A*	4,941	287

Texas Roadhouse, Inc.	12,826	1,233

Town Sports International Holdings, Inc.(2) *	1,105	—

Travel + Leisure Co.	15,020	552

		7,898

Household Durables – 1.7%

Beazer Homes U.S.A., Inc.*	5,126	128

Cavco Industries, Inc.*	1,903	506

Century Communities, Inc.	3,677	246

Ethan Allen Interiors, Inc.	5,251	157

Flexsteel Industries, Inc.	4,401	91

GoPro, Inc., Class A*	15,437	48

Hamilton Beach Brands Holding Co., Class A	2,865	36

Hooker Furnishings Corp.	1,641	32

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Household Durables – 1.7% continued

Hovnanian Enterprises, Inc., Class A*	350	$36

Installed Building Products, Inc.	4,667	583

iRobot Corp.*	5,549	210

KB Home	15,811	732

La-Z-Boy, Inc.	9,318	288

Lifetime Brands, Inc.	587	3

M/I Homes, Inc.*	4,222	355

MDC Holdings, Inc.	11,304	466

Meritage Homes Corp.	6,684	818

Nobility Homes, Inc.	849	25

Skyline Champion Corp.*	9,974	635

Sonos, Inc.*	16,531	213

Taylor Morrison Home Corp.*	23,275	992

Tri Pointe Homes, Inc.*	22,494	615

Universal Electronics, Inc.*	3,848	35

VOXX International Corp.*	3,638	29

		7,279

Household Products – 0.5%

Central Garden & Pet Co., Class A*	7,507	301

Energizer Holdings, Inc.	11,229	360

Oil-Dri Corp. of America	4,005	247

Spectrum Brands Holdings, Inc.	6,900	541

WD-40 Co.	2,600	528

		1,977

Independent Power & Renewable Electricity Producers – 0.2%

Clearway Energy, Inc., Class A	1,719	34

Clearway Energy, Inc., Class C	16,720	354

Ormat Technologies, Inc.	8,328	582

		970

Industrial Real Estate Investment Trusts – 0.5%

Industrial Logistics Properties Trust	10,873	32

LXP Industrial Trust	41,933	373

Plymouth Industrial REIT, Inc.	5,058	106

STAG Industrial, Inc.	27,757	958

Terreno Realty Corp.	12,782	726

		2,195

Insurance – 3.0%

Ambac Financial Group, Inc.*	6,406	77

American Coastal Insurance Corp.*	4,767	35

American Equity Investment Life Holding Co.	20,702	1,110

AMERISAFE, Inc.	3,696	185

Argo Group International Holdings Ltd.	9,638	288

See Notes to the Financial Statements.

EQUITY FUNDS	154	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Insurance – 3.0% continued

Assured Guaranty Ltd.	10,702	$648

Atlantic American Corp.	6,583	13

Brighthouse Financial, Inc.*	12,683	621

Citizens, Inc.*	6,123	17

CNO Financial Group, Inc.	40,668	965

Donegal Group, Inc., Class A	5,336	76

Employers Holdings, Inc.	9,062	362

Enstar Group Ltd.*	1,712	414

F&G Annuities & Life, Inc.	17,000	477

Genworth Financial, Inc., Class A*	69,798	409

Greenlight Capital Re Ltd., Class A*	13,849	149

Investors Title Co.	684	101

Kansas City Life Insurance Co.	1,810	46

Kemper Corp.	9,845	414

Kinsale Capital Group, Inc.	3,740	1,549

Maiden Holdings Ltd.*	5,035	9

MBIA, Inc.*	18,710	135

Mercury General Corp.	4,228	119

National Western Life Group, Inc., Class A	1,099	481

ProAssurance Corp.	13,230	250

RLI Corp.	8,024	1,090

Safety Insurance Group, Inc.	2,420	165

Selective Insurance Group, Inc.	10,722	1,106

SiriusPoint Ltd.*	13,161	134

Stewart Information Services Corp.	2,999	131

United Fire Group, Inc.	4,371	86

Universal Insurance Holdings, Inc.	4,645	65

White Mountains Insurance Group Ltd.	450	673

		12,400

Interactive Media & Services – 0.7%

Angi, Inc.*	83,590	166

Bumble, Inc., Class A*	14,235	213

Cargurus, Inc.*	15,111	265

Cars.com, Inc.*	10,506	177

EverQuote, Inc., Class A*	4,607	33

QuinStreet, Inc.*	16,414	147

Shutterstock, Inc.	3,768	143

Travelzoo*	5,295	31

TripAdvisor, Inc.*	16,964	281

Yelp, Inc.*	15,222	633

Ziff Davis, Inc.*	8,479	540

ZipRecruiter, Inc., Class A*	13,176	158

		2,787

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

IT Services – 0.6%

Alithya Group, Inc., Class A*	5,632	$9

Brightcove, Inc.*	9,154	30

Computer Task Group, Inc.*	6,604	68

CSP, Inc.	1,379	24

Fastly, Inc., Class A*	20,100	385

Hackett Group (The), Inc.	7,274	172

Information Services Group, Inc.	4,074	18

Kyndryl Holdings, Inc.*	35,100	530

Perficient, Inc.*	8,073	467

Tucows, Inc., Class A*	1,685	34

Unisys Corp.*	6,134	21

Wix.com Ltd.*	8,328	765

		2,523

Leisure Products – 0.3%

Acushnet Holdings Corp.	6,294	334

American Outdoor Brands, Inc.*	2,625	26

Clarus Corp.	5,350	40

Escalade, Inc.	5,150	79

JAKKS Pacific, Inc.*	577	11

Johnson Outdoors, Inc., Class A	3,310	181

Malibu Boats, Inc., Class A*	3,775	185

Marine Products Corp.	7,360	104

Sturm Ruger & Co., Inc.	2,744	143

Topgolf Callaway Brands Corp.*	15,867	220

		1,323

Life Sciences Tools & Services – 0.7%

Alpha Teknova, Inc.*	2,804	8

Azenta, Inc.*	12,306	618

BioLife Solutions, Inc.*	10,242	141

Champions Oncology, Inc.*	6,756	42

Codexis, Inc.*	9,887	19

CryoPort, Inc.*	5,879	81

Harvard Bioscience, Inc.*	25,069	108

Maravai LifeSciences Holdings, Inc., Class A*	17,419	174

Medpace Holdings, Inc.*	5,611	1,358

Mesa Laboratories, Inc.	771	81

Nautilus Biotechnology, Inc.*	19,833	63

OmniAb, Inc.*	22,228	115

Personalis, Inc.*	7,474	9

Standard BioTools, Inc.*	16,964	49

		2,866

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	155	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Machinery – 4.1%

Alamo Group, Inc.	2,218	$383

Albany International Corp., Class A	6,090	526

Astec Industries, Inc.	5,443	256

Barnes Group, Inc.	11,111	377

Chart Industries, Inc.*	7,500	1,268

CIRCOR International, Inc.*	2,852	159

Columbus McKinnon Corp.	3,238	113

Conrad Industries, Inc.*	100	1

Douglas Dynamics, Inc.	4,284	129

Eastern (The) Co.	1,646	30

Enerpac Tool Group Corp.	12,059	319

EnPro Industries, Inc.	3,675	445

Esab Corp.	8,634	606

ESCO Technologies, Inc.	5,557	580

Federal Signal Corp.	15,155	905

Franklin Electric Co., Inc.	9,027	806

FreightCar America, Inc.*	1,784	5

Gorman-Rupp (The) Co.	6,209	204

Graham Corp.*	4,347	72

Greenbrier (The) Cos., Inc.	4,822	193

Helios Technologies, Inc.	3,771	209

Hillenbrand, Inc.	14,586	617

Hurco Cos., Inc.	1,724	39

Hyster-Yale Materials Handling, Inc.	3,571	159

John Bean Technologies Corp.	6,121	644

Kadant, Inc.	1,916	432

Kennametal, Inc.	16,861	420

L.B. Foster Co., Class A*	2,046	39

Lindsay Corp.	2,072	244

Miller Industries, Inc.	3,148	123

Mueller Industries, Inc.	11,192	841

Mueller Water Products, Inc., Class A	32,132	407

Omega Flex, Inc.	1,609	127

Proto Labs, Inc.*	5,111	135

RBC Bearings, Inc.*	4,960	1,161

Shyft Group (The), Inc.	3,464	52

SPX Technologies, Inc.*	10,224	832

Standex International Corp.	3,929	572

Taylor Devices, Inc.*	1,387	30

Tennant Co.	3,864	287

Terex Corp.	10,720	618

Titan International, Inc.*	11,865	159

Trinity Industries, Inc.	18,066	440

Twin Disc, Inc.*	3,295	45

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Machinery – 4.1% continued

Wabash National Corp.	6,370	$135

Watts Water Technologies, Inc., Class A	5,778	999

		17,143

Marine Transportation – 0.5%

Golden Ocean Group Ltd.	21,641	171

Kirby Corp.*	10,304	853

Matson, Inc.	9,901	879

Star Bulk Carriers Corp.	19,675	379

		2,282

Media – 0.5%

AMC Networks, Inc., Class A*	7,507	88

Boston Omaha Corp., Class A(1) *	1	—

Cumulus Media, Inc., Class A*	6,290	32

Daily Journal Corp.*	329	97

Emerald Holding, Inc.*	9,135	41

EW Scripps (The) Co., Class A*	9,608	53

Gannett Co., Inc.*	22,903	56

Gray Television, Inc.	22,400	155

Harte Hanks, Inc.*	929	6

iHeartMedia, Inc., Class A*	18,232	58

John Wiley & Sons, Inc., Class A	9,086	338

Magnite, Inc.*	11,459	86

Marchex, Inc., Class B*	8,009	12

Saga Communications, Inc., Class A	1,380	30

Scholastic Corp.	6,760	258

Sinclair, Inc.	10,802	121

TechTarget, Inc.*	4,137	125

TEGNA, Inc.	39,078	569

		2,125

Metals & Mining – 1.9%

Alpha Metallurgical Resources, Inc.	4,284	1,113

Ampco-Pittsburgh Corp.*	2,028	5

Arch Resources, Inc.	2,360	403

Ascent Industries Co.*	108	1

ATI, Inc.*	23,900	984

Carpenter Technology Corp.	10,816	727

Coeur Mining, Inc.*	45,552	101

Commercial Metals Co.	22,366	1,105

Constellium S.E.*	26,118	475

Contango ORE, Inc.*	272	5

Fortitude Gold Corp.	4,544	27

Haynes International, Inc.	2,238	104

Hecla Mining Co.	93,338	365

See Notes to the Financial Statements.

EQUITY FUNDS	156	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Metals & Mining – 1.9% continued

Kaiser Aluminum Corp.	2,987	$225

Materion Corp.	6,677	680

Olympic Steel, Inc.	3,220	181

Piedmont Lithium, Inc.*	1,820	72

Schnitzer Steel Industries, Inc., Class A	2,904	81

SunCoke Energy, Inc.	2,592	26

Tredegar Corp.	6,616	36

Universal Stainless & Alloy Products, Inc.*	3,404	45

Warrior Met Coal, Inc.	11,506	588

Worthington Industries, Inc.	12,047	745

		8,094

Mortgage Real Estate Investment Trusts – 0.7%

ACRES Commercial Realty Corp.*	3,111	26

AG Mortgage Investment Trust, Inc.	1,672	9

Apollo Commercial Real Estate Finance, Inc.	32,327	328

Arbor Realty Trust, Inc.	24,485	372

Arlington Asset Investment Corp., Class A*	3,989	17

ARMOUR Residential REIT, Inc.	7,385	31

Blackstone Mortgage Trust, Inc., Class A	25,379	552

BrightSpire Capital, Inc.	11,779	74

Cherry Hill Mortgage Investment Corp.	4,069	15

Chimera Investment Corp.	32,971	180

Dynex Capital, Inc.	3,601	43

Ellington Residential Mortgage REIT	4,656	29

Franklin BSP Realty Trust, Inc.	8,320	110

Granite Point Mortgage Trust, Inc.	6,031	29

Hannon Armstrong Sustainable

Infrastructure Capital, Inc.	12,300	261

Invesco Mortgage Capital, Inc.	2,291	23

Ladder Capital Corp.	27,287	280

New York Mortgage Trust, Inc.	10,850	92

Orchid Island Capital, Inc.	1,187	10

Ready Capital Corp.	4,882	49

Redwood Trust, Inc.	11,513	82

Two Harbors Investment Corp.	8,447	112

Western Asset Mortgage Capital Corp.	540	5

		2,729

Multi-Utilities – 0.4%

Avista Corp.	13,579	440

Black Hills Corp.	12,600	637

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Multi-Utilities – 0.4% continued

Northwestern Energy Group, Inc.	11,190	$538

Unitil Corp.	3,611	154

		1,769

Office Real Estate Investment Trusts – 0.4%

Brandywine Realty Trust	32,018	145

City Office REIT, Inc.	13,469	57

COPT Defense Properties	18,894	450

Creative Media & Community Trust Corp.	934	4

Easterly Government Properties, Inc.	15,210	174

Equity Commonwealth	19,688	362

Franklin Street Properties Corp.	15,838	29

Hudson Pacific Properties, Inc.	24,706	164

Paramount Group, Inc.	33,701	156

Piedmont Office Realty Trust, Inc., Class A	22,914	129

		1,670

Oil, Gas & Consumable Fuels – 5.1%

Adams Resources & Energy, Inc.	4,178	141

Ardmore Shipping Corp.	22,169	288

Baytex Energy Corp.	38,895	172

California Resources Corp.	13,742	770

Callon Petroleum Co.*	4,297	168

Centrus Energy Corp., Class A*	836	47

Chord Energy Corp.	7,224	1,171

Civitas Resources, Inc.	12,833	1,038

Clean Energy Fuels Corp.*	14,201	54

CNX Resources Corp.*	25,724	581

Comstock Resources, Inc.	16,468	182

CONSOL Energy, Inc.	6,440	676

Crescent Energy Co., Class A	3,431	43

CVR Energy, Inc.	7,311	249

Delek U.S. Holdings, Inc.	11,537	328

Denbury, Inc.*	8,190	803

DHT Holdings, Inc.	28,591	294

Dorian LPG Ltd.	729	21

Earthstone Energy, Inc., Class A*	17,487	354

Equitrans Midstream Corp.	66,496	623

Evolution Petroleum Corp.	17,614	120

Frontline PLC	25,332	476

Golar LNG Ltd.	22,813	553

Green Plains, Inc.*	15,906	479

Gulfport Energy Corp.*	1,717	204

Hallador Energy Co.*	12,251	177

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	157	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Oil, Gas & Consumable Fuels – 5.1% continued

HighPeak Energy, Inc.	8,458	$143

International Seaways, Inc.	9,621	433

Kosmos Energy Ltd.*	65,395	535

Magnolia Oil & Gas Corp., Class A	29,811	683

Matador Resources Co.	20,081	1,194

Murphy Oil Corp.	26,328	1,194

NACCO Industries, Inc., Class A	3,869	136

Navigator Holdings Ltd.	12,607	186

Nordic American Tankers Ltd.	12,347	51

Northern Oil and Gas, Inc.	14,035	565

Par Pacific Holdings, Inc.*	4,770	171

PBF Energy, Inc., Class A	15,648	838

Peabody Energy Corp.	21,062	547

Permian Resources Corp.	36,804	514

PHX Minerals, Inc.	6,954	25

PrimeEnergy Resources Corp.*	1,540	179

REX American Resources Corp.*	11,686	476

Riviera Resources, Inc.(2) *	6,246	—

SandRidge Energy, Inc.	4,615	72

Scorpio Tankers, Inc.	12,090	654

SFL Corp. Ltd.	19,774	220

SilverBow Resources, Inc.*	3,101	111

Sitio Royalties Corp., Class A	15,000	363

SM Energy Co.	21,701	860

Talos Energy, Inc.*	20,800	342

Teekay Corp.*	14,628	90

Teekay Tankers Ltd., Class A	1,797	75

Uranium Energy Corp.*	7,183	37

VAALCO Energy, Inc.	17,007	75

Vital Energy, Inc.*	2,769	153

Voc Energy Trust	11,161	110

W&T Offshore, Inc.*	40,627	178

World Kinect Corp.	11,899	267

		21,489

Paper & Forest Products – 0.0%

Clearwater Paper Corp.*	3,487	126

Glatfelter Corp.*	7,861	16

		142

Passenger Airlines – 0.3%

Copa Holdings S.A., Class A	6,149	548

Hawaiian Holdings, Inc.*	10,006	63

SkyWest, Inc.*	11,275	473

		1,084

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Personal Care Products – 0.8%

BellRing Brands, Inc.*	22,415	$924

Edgewell Personal Care Co.	10,444	386

elf Beauty, Inc.*	8,500	934

Inter Parfums, Inc.	3,659	492

Medifast, Inc.	3,789	284

Natural Alternatives International, Inc.*	1,413	9

Nature’s Sunshine Products, Inc.*	3,580	59

Nu Skin Enterprises, Inc., Class A	12,987	275

United-Guardian, Inc.	502	4

USANA Health Sciences, Inc.*	2,223	130

		3,497

Pharmaceuticals – 1.3%

Aclaris Therapeutics, Inc.*	2,913	20

Amneal Pharmaceuticals, Inc.*	38,479	162

Amphastar Pharmaceuticals, Inc.*	10,685	491

ANI Pharmaceuticals, Inc.*	3,544	206

Assertio Holdings, Inc.*	2,602	7

Atea Pharmaceuticals, Inc.*	10,102	30

Axsome Therapeutics, Inc.*	4,497	314

Cara Therapeutics, Inc.*	10,309	17

Collegium Pharmaceutical, Inc.*	15,612	349

Corcept Therapeutics, Inc.*	28,170	768

Cumberland Pharmaceuticals, Inc.(1) *	232	—

Cymabay Therapeutics, Inc.*	11,800	176

Endo International PLC(1) *	2,100	—

Esperion Therapeutics, Inc.*	10,976	11

Fulcrum Therapeutics, Inc.*	5,276	23

Harmony Biosciences Holdings, Inc.*	3,546	116

Harrow, Inc.*	15,928	229

Innoviva, Inc.*	25,801	335

Ligand Pharmaceuticals, Inc.*	4,573	274

Ocular Therapeutix, Inc.*	395	1

Omeros Corp.*	15,541	45

Optinose, Inc.(1) *	249	—

Otonomy, Inc.(1) (2) *	400	—

Pacira BioSciences, Inc.*	10,849	333

Phibro Animal Health Corp., Class A	8,190	105

Prestige Consumer Healthcare, Inc.*	11,659	667

Relmada Therapeutics, Inc.*	2,076	6

scPharmaceuticals, Inc.*	11,831	84

SIGA Technologies, Inc.	6,742	35

Supernus Pharmaceuticals, Inc.*	10,507	290

Theravance Biopharma, Inc.*	9,440	82

Verrica Pharmaceuticals, Inc.*	7,914	31

See Notes to the Financial Statements.

EQUITY FUNDS	158	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Pharmaceuticals – 1.3% continued

WaVe Life Sciences Ltd.*	7,253	$42

Zynerba Pharmaceuticals, Inc.*	16,116	21

		5,270

Professional Services – 2.5%

Alight, Inc., Class A*	57,835	410

ASGN, Inc.*	9,688	791

Asure Software, Inc.*	1,184	11

Barrett Business Services, Inc.	4,368	394

CBIZ, Inc.*	21,881	1,136

Conduent, Inc.*	27,840	97

CRA International, Inc.	3,683	371

CSG Systems International, Inc.	7,048	360

DLH Holdings Corp.*	1,207	14

ExlService Holdings, Inc.*	30,680	860

Exponent, Inc.	11,363	973

Forrester Research, Inc.*	6,084	176

Franklin Covey Co.*	4,635	199

Heidrick & Struggles International, Inc.	6,193	155

Huron Consulting Group, Inc.*	3,742	390

ICF International, Inc.	3,732	451

Insperity, Inc.	7,741	755

Kelly Services, Inc., Class A	4,627	84

Korn Ferry	10,828	514

Maximus, Inc.	15,433	1,153

NV5 Global, Inc.*	2,680	258

Resources Connection, Inc.	7,367	110

Steel Connect, Inc.*	1,157	12

TrueBlue, Inc.*	7,409	109

TTEC Holdings, Inc.	4,036	106

Verra Mobility Corp.*	24,453	457

Where Food Comes From, Inc.*	275	4

Willdan Group, Inc.*	2,886	59

		10,409

Real Estate Management & Development – 0.5%

Altisource Asset Management Corp.*	559	4

American Realty Investors, Inc.*	1,723	25

AMREP Corp.*	1,659	28

Anywhere Real Estate, Inc.*	17,547	113

Cushman & Wakefield PLC*	20,219	154

Douglas Elliman, Inc.	6,298	14

eXp World Holdings, Inc.	10,437	169

Forestar Group, Inc.*	10,093	272

FRP Holdings, Inc.*	1,047	57

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Real Estate Management & Development – 0.5% continued

Kennedy-Wilson Holdings, Inc.	22,451	$331

Newmark Group, Inc., Class A	22,825	147

RE/MAX Holdings, Inc., Class A	5,990	78

RMR Group (The), Inc., Class A	81	2

St. Joe (The) Co.	6,211	337

Stratus Properties, Inc.*	1,457	40

Tejon Ranch Co.*	7,674	124

Transcontinental Realty Investors, Inc.*	400	12

		1,907

Residential Real Estate Investment Trusts – 0.3%

Bluerock Homes Trust, Inc.*	1,644	21

BRT Apartments Corp.	3,024	52

Centerspace	1,615	97

Elme Communities	14,573	199

Independence Realty Trust, Inc.	16,417	231

NexPoint Residential Trust, Inc.	3,672	118

UMH Properties, Inc.	7,967	112

Veris Residential, Inc.	16,778	277

		1,107

Retail Real Estate Investment Trusts – 1.2%

Acadia Realty Trust	16,725	240

Agree Realty Corp.	13,477	744

Alexander’s, Inc.	629	115

Getty Realty Corp.	7,230	200

InvenTrust Properties Corp.	12,267	292

Kite Realty Group Trust	39,835	853

Macerich (The) Co.	26,267	287

Phillips Edison & Co., Inc.	20,751	696

Regency Centers Corp.	2,938	175

Retail Opportunity Investments Corp.	24,474	303

RPT Realty	16,154	171

Saul Centers, Inc.	1,935	68

SITE Centers Corp.	22,363	276

Tanger Factory Outlet Centers, Inc.	14,827	335

Urban Edge Properties	21,000	320

Whitestone REIT	15,441	149

		5,224

Semiconductors & Semiconductor Equipment – 3.2%

ACM Research, Inc., Class A*	10,478	190

Alpha & Omega Semiconductor Ltd.*	5,201	155

Ambarella, Inc.*	5,807	308

Amkor Technology, Inc.	23,112	522

Amtech Systems, Inc.*	597	5

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	159	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Semiconductors & Semiconductor Equipment – 3.2% continued

Axcelis Technologies, Inc.*	10,859	$1,771

Canadian Solar, Inc.*	9,489	234

CEVA, Inc.*	4,196	81

Cohu, Inc.*	4,732	163

Diodes, Inc.*	8,596	678

FormFactor, Inc.*	13,579	474

Ichor Holdings Ltd.*	3,988	123

inTEST Corp.*	4,758	72

Kopin Corp.*	13,987	17

Kulicke & Soffa Industries, Inc.	11,971	582

MACOM Technology Solutions Holdings, Inc.*	9,543	779

MagnaChip Semiconductor Corp.*	3,723	31

MaxLinear, Inc.*	11,885	264

Meta Materials, Inc.(1) *	1,350	—

Nova Ltd.*	2,913	328

NVE Corp.	1,962	161

Onto Innovation, Inc.*	8,914	1,137

PDF Solutions, Inc.*	14,323	464

Photronics, Inc.*	6,856	139

Power Integrations, Inc.	9,738	743

Rambus, Inc.*	19,039	1,062

Semtech Corp.*	12,343	318

Silicon Laboratories, Inc.*	7,801	904

SMART Global Holdings, Inc.*	14,454	352

Synaptics, Inc.*	6,835	611

Ultra Clean Holdings, Inc.*	12,099	359

Veeco Instruments, Inc.*	13,241	372

		13,399

Software – 3.9%

ACI Worldwide, Inc.*	21,538	486

Adeia, Inc.	18,154	194

Agilysys, Inc.*	5,578	369

Alarm.com Holdings, Inc.*	6,684	409

Altair Engineering, Inc., Class A*	7,050	441

American Software, Inc., Class A	6,778	78

Appfolio, Inc., Class A*	3,625	662

Aware, Inc.*	683	1

Blackbaud, Inc.*	9,353	658

BlackLine, Inc.*	9,161	508

Box, Inc., Class A*	25,999	629

Cerence, Inc.*	5,949	121

Clearwater Analytics Holdings, Inc., Class A*	34,500	667

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Software – 3.9% continued

CommVault Systems, Inc.*	7,159	$484

Consensus Cloud Solutions, Inc.*	2,870	72

Digimarc Corp.*	5,846	190

Digital Turbine, Inc.*	14,235	86

Domo, Inc., Class B*	6,129	60

Ebix, Inc.	7,147	71

eGain Corp.*	5,931	36

Envestnet, Inc.*	8,655	381

Everbridge, Inc.*	5,949	133

Freshworks, Inc., Class A*	27,500	548

InterDigital, Inc.	7,411	595

LiveRamp Holdings, Inc.*	10,304	297

Model N, Inc.*	6,936	169

NCR Corp.*	20,065	541

New Relic, Inc.*	8,722	747

OneSpan, Inc.*	11,730	126

Park City Group, Inc.(1)	33	—

Progress Software Corp.	8,141	428

Q2 Holdings, Inc.*	9,016	291

Qualys, Inc.*	6,201	946

Rapid7, Inc.*	8,725	399

Sapiens International Corp. N.V.	9,493	270

SecureWorks Corp., Class A*	7,508	47

Smith Micro Software, Inc.*	1,210	2

SoundThinking, Inc.*	4,745	85

SPS Commerce, Inc.*	8,261	1,409

Synchronoss Technologies, Inc.*	1,500	1

Tenable Holdings, Inc.*	17,318	776

Upland Software, Inc.*	2,573	12

Varonis Systems, Inc.*	16,100	492

Verint Systems, Inc.*	11,826	272

Vertex, Inc., Class A*	25,900	598

VirnetX Holding Corp.(1)	398	—

Workiva, Inc.*	6,440	653

Xperi, Inc.*	7,261	72

		16,512

Specialized Real Estate Investment Trusts – 0.6%

EPR Properties	12,420	516

Four Corners Property Trust, Inc.	14,571	323

Gladstone Land Corp.	14,667	209

National Storage Affiliates Trust	10,478	333

Outfront Media, Inc.	26,685	269

See Notes to the Financial Statements.

EQUITY FUNDS	160	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Specialized Real Estate Investment Trusts – 0.6% continued

PotlatchDeltic Corp.	15,293	$694

Safehold, Inc.	4,092	73

		2,417

Specialty Retail – 3.0%

1-800-Flowers.com, Inc., Class A*	8,232	58

Aaron’s (The) Co., Inc.	7,373	77

Abercrombie & Fitch Co., Class A*	10,826	610

Academy Sports & Outdoors, Inc.	12,418	587

American Eagle Outfitters, Inc.	30,525	507

America’s Car-Mart, Inc.*	1,991	181

Asbury Automotive Group, Inc.*	3,264	751

Barnes & Noble Education, Inc.*	1,400	1

Big 5 Sporting Goods Corp.	6,520	46

Boot Barn Holdings, Inc.*	5,058	411

Buckle (The), Inc.	5,627	188

Build-A-Bear Workshop, Inc.	5,147	151

Caleres, Inc.	9,106	262

Camping World Holdings, Inc., Class A	7,136	146

Cato (The) Corp., Class A	5,547	42

Chico’s FAS,Inc.*	20,551	154

Children’s Place (The), Inc.*	4,923	133

Citi Trends, Inc.*	5,970	133

Conn’s, Inc.*	3,783	15

Designer Brands, Inc., Class A	11,447	145

Express, Inc.*	215	2

Foot Locker, Inc.	12,571	218

Genesco, Inc.*	4,552	140

Group 1 Automotive, Inc.	3,692	992

GrowGeneration Corp.*	8,774	26

Guess?, Inc.	8,692	188

Haverty Furniture Cos., Inc.	4,303	124

Hibbett, Inc.	4,586	218

Leslie’s, Inc.*	24,077	136

LL Flooring Holdings, Inc.*	10,052	32

Monro, Inc.	6,624	184

Murphy U.S.A., Inc.	4,908	1,677

National Vision Holdings, Inc.*	12,150	197

ODP (The) Corp.*	7,409	342

Overstock.com, Inc.*	4,821	76

PetMed Express, Inc.	4,731	48

Revolve Group, Inc.*	12,155	165

Sally Beauty Holdings, Inc.*	27,072	227

Shoe Carnival, Inc.	10,626	255

Signet Jewelers Ltd.	8,772	630

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Specialty Retail – 3.0% continued

Sleep Number Corp.*	4,009	$99

Sonic Automotive, Inc., Class A	9,387	448

Upbound Group, Inc.	8,792	259

Urban Outfitters, Inc.*	11,493	376

Victoria’s Secret & Co.*	12,571	210

Winmark Corp.	1,025	382

Zumiez, Inc.*	6,783	121

		12,370

Technology Hardware, Storage & Peripherals – 0.6%

AstroNova, Inc.*	14,370	180

Avid Technology, Inc.*	5,770	155

Immersion Corp.	9,021	60

Intevac, Inc.*	8,605	27

Quantum Corp.*	4,025	2

Stratasys Ltd.*	8,886	121

Super Micro Computer, Inc.*	7,346	2,014

TransAct Technologies, Inc.*	4,267	27

		2,586

Textiles, Apparel & Luxury Goods – 0.8%

Carter’s, Inc.	6,061	419

Crocs, Inc.*	13,301	1,174

Culp, Inc.*	4,085	23

Delta Apparel, Inc.*	5,445	36

Fossil Group, Inc.*	6,434	13

G-III Apparel Group Ltd.*	7,193	179

Kontoor Brands, Inc.	7,660	336

Movado Group, Inc.	3,799	104

Oxford Industries, Inc.	4,672	449

Rocky Brands, Inc.	4,222	62

Steven Madden Ltd.	15,648	497

Superior Group of Cos., Inc.	4,224	33

Unifi, Inc.*	692	5

Vera Bradley, Inc.*	3,778	25

		3,355

Tobacco – 0.1%

Turning Point Brands, Inc.	257	6

Universal Corp.	5,441	257

Vector Group Ltd.	12,291	131

		394

Trading Companies & Distributors – 2.1%

Applied Industrial Technologies, Inc.	9,047	1,399

Beacon Roofing Supply, Inc.*	13,300	1,026

BlueLinx Holdings, Inc.*	3,348	275

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	161	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Trading Companies & Distributors – 2.1% continued

Boise Cascade Co.	8,224	$848

Distribution Solutions Group, Inc.*	7,972	207

DXP Enterprises, Inc.*	1,812	63

EVI Industries, Inc.*	2,683	67

GATX Corp.	6,562	714

Global Industrial Co.	7,804	262

GMS, Inc.*	8,128	520

H&E Equipment Services, Inc.	4,635	200

Herc Holdings, Inc.	4,745	564

McGrath RentCorp	5,874	589

MRC Global, Inc.*	16,589	170

NOW, Inc.*	17,129	203

Rush Enterprises, Inc., Class A	23,397	955

Textainer Group Holdings Ltd.	3,189	119

Titan Machinery, Inc.*	2,039	54

Transcat, Inc.*	3,947	387

Veritiv Corp.	1,021	173

Willis Lease Finance Corp.*	2,420	102

		8,897

Water Utilities – 0.6%

American States Water Co.	8,177	643

Artesian Resources Corp., Class A	4,106	173

Cadiz, Inc.*	14,802	49

California Water Service Group	10,288	487

Consolidated Water Co. Ltd.	9,781	278

Middlesex Water Co.	6,147	407

SJW Group	5,528	332

York Water (The) Co.	4,310	162

		2,531

Wireless Telecommunication Services – 0.3%

Gogo, Inc.*	7,250	87

Machten, Inc.*	1,050	7

Shenandoah Telecommunications Co.	8,886	183

Spok Holdings, Inc.	13,807	197

Telephone and Data Systems, Inc.	17,713	324

United States Cellular Corp.*	13,100	563

		1,361

Total Common Stocks
(Cost $275,890)		404,338

	NUMBER OF SHARES	VALUE (000S)

MASTER LIMITED PARTNERSHIPS – 0.0%

Marine Transportation – 0.0%

Navios Maritime Partners L.P.	205	$5

Total Master Limited Partnerships

(Cost $7)		5

PREFERRED STOCKS – 0.0%

Industrial Conglomerates – 0.0%

Steel Partners Holdings L.P., 6.00%(5)	2,675	62

Real Estate Management & Development – 0.0%

Brookfield Property Preferred L.P., 6.25%(5)	1,033	15

Total Preferred Stocks

(Cost $93)		77

RIGHTS – 0.0%

Biotechnology – 0.0%

Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	23,500	33

Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	15,090	—

Albireo Pharma, Inc. (Contingent Value Rights)(2) *	7,485	—

Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	20,570	—

Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	—

Radius Health, Inc. (Contingent Value Rights)(2) *	8,494	1

Sinovac Biotech Ltd.(2) *	1,587	—

Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	138

		172

Financial Services – 0.0%

Gurnet Point Capital LLC (Contigent Value Rights)(2) *	13,493	—

Health Care Equipment & Supplies – 0.0%

American Medical Alert Corp.(2) *	13,109	—

Paper & Forest Products – 0.0%

Resolute Forest Products, Inc. (Contingent Value Rights)(2) (4) *	11,874	—

See Notes to the Financial Statements.

EQUITY FUNDS	162	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

RIGHTS - 0.0% continued

Pharmaceuticals – 0.0%

Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	$—

Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	3,331	—

		—

Total Rights

(Cost $132)		172

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$11

Total Warrants

(Cost $—)		11

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(6) (7)	12,357,073	$12,357

Total Investment Companies

(Cost $12,357)		12,357

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 4.81%, 10/26/23(8) (9)	$910	$907

Total Short-Term Investments
(Cost $907)		907

Total Investments – 99.7%
(Cost $289,386)		417,867

Other Assets less Liabilities –0.3%		1,308

NET ASSETS – 100.0%		$419,175

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(4)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to approximately $171,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—

Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—

Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—

Next Bridge Hydrocarbons, Inc.	12/13/22	8

Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—

Resolute Forest Products, Inc. (Contingent Value Rights)	3/1/23	—

Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2023 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell
2000 Index	145	$13,040	Long	12/23	$(514)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	163	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	96.5%

Master Limited Partnerships	0.0%

Preferred stocks	0.0%

Rights	0.0%

Warrants	0.0%

Investment Companies	3.0%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Aerospace & Defense	$1,816	$ 56	$ —	$1,872

Banks	27,453	7	—	27,460

Biotechnology	19,464	—	8	19,472

Financial Services	8,510	25	—	8,535

Household Durables	7,254	25	—	7,279

Insurance	12,354	46	—	12,400

All Other Industries(1)	327,320	—	—	327,320

Total Common Stocks	404,171	159	8	404,338

Master Limited Partnerships	5	—	—	5

Preferred Stocks(1)	77	—	—	77

Rights(1)	—	—	172	172

Warrants	11	—	—	11

Investment Companies	12,357	—	—	12,357

Short-Term Investments	—	907	—	907
Total Investments	$416,621	$1,066	$180	$417,867

OTHER FINANCIAL
INSTRUMENTS
Liabilities

Futures Contracts	$(514)	$ —	$ —	$(514)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	164	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.4%

Aerospace & Defense – 0.9%

AAR Corp.*	15,466	$921

AeroVironment, Inc.*	11,712	1,306

AerSale Corp.*	11,424	171

Archer Aviation, Inc., Class A*	68,641	347

Astronics Corp.*	11,677	185

Cadre Holdings, Inc.	8,458	225

Ducommun, Inc.*	6,005	261

Eve Holding, Inc.*	7,953	66

Kaman Corp.	12,697	249

Kratos Defense & Security Solutions, Inc.*	55,695	837

Leonardo DRS, Inc.*	22,488	376

Moog, Inc., Class A	12,770	1,443

National Presto Industries, Inc.	2,298	167

Park Aerospace Corp.	7,862	122

Parsons Corp.*	18,575	1,010

Redwire Corp.*	3,962	11

Rocket Lab U.S.A., Inc.*	125,548	550

Terran Orbital Corp.*	36,122	30

Triumph Group, Inc.*	29,022	222

V2X, Inc.*	5,171	267

Virgin Galactic Holdings, Inc.*	113,283	204

		8,970

Air Freight & Logistics – 0.3%

Air Transport Services Group, Inc.*	25,350	529

Forward Air Corp.	11,637	800

Hub Group, Inc., Class A*	14,162	1,112

Radiant Logistics, Inc.*	17,071	97

		2,538

Automobile Components – 1.5%

Adient PLC*	42,650	1,565

American Axle & Manufacturing Holdings, Inc.*	51,291	372

Atmus Filtration Technologies, Inc.*	7,627	159

Cooper-Standard Holdings, Inc.*	7,739	104

Dana, Inc.	58,605	860

Dorman Products, Inc.*	11,719	888

Fox Factory Holding Corp.*	19,054	1,888

Gentherm, Inc.*	14,893	808

Goodyear Tire & Rubber (The) Co.*	125,649	1,562

Holley, Inc.*	23,620	118

LCI Industries	11,109	1,304

Luminar Technologies, Inc.*	120,804	550

Modine Manufacturing Co.*	23,146	1,059

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Automobile Components – 1.5% continued

Patrick Industries, Inc.	9,586	$720

Solid Power, Inc.*	69,553	140

Standard Motor Products, Inc.	9,466	318

Stoneridge, Inc.*	11,591	233

Visteon Corp.*	12,555	1,733

XPEL, Inc.*	10,164	784

		15,165

Automobiles – 0.1%

Fisker, Inc.*	88,331	567

Livewire Group, Inc.*	5,192	36

Winnebago Industries, Inc.	13,162	783

Workhorse Group, Inc.*	74,892	31

		1,417

Banks – 8.4%

1st Source Corp.	7,466	314

ACNB Corp.	3,845	122

Amalgamated Financial Corp.	7,917	136

Amerant Bancorp, Inc.	11,616	203

American National Bankshares, Inc.	4,724	179

Ameris Bancorp	29,496	1,132

Ames National Corp.	3,789	63

Arrow Financial Corp.	6,578	112

Associated Banc-Corp	67,456	1,154

Atlantic Union Bankshares Corp.	33,441	962

Axos Financial, Inc.*	25,343	960

Banc of California, Inc.	23,679	293

BancFirst Corp.	9,914	860

Bancorp (The), Inc.*	23,746	819

Bank First Corp.	4,214	325

Bank of Hawaii Corp.	17,651	877

Bank of Marin Bancorp	7,044	129

Bank of NT Butterfield & Son (The) Ltd.	22,235	602

Bank7 Corp.	1,779	40

BankUnited, Inc.	33,478	760

Bankwell Financial Group, Inc.	2,593	63

Banner Corp.	15,373	652

Bar Harbor Bankshares	6,424	152

BayCom Corp.	5,441	105

BCB Bancorp, Inc.	6,217	69

Berkshire Hills Bancorp, Inc.	19,819	397

Blue Foundry Bancorp*	9,877	83

Blue Ridge Bankshares, Inc.	7,721	35

Bridgewater Bancshares, Inc.*	9,494	90

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	165	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Banks – 8.4% continued

Brookline Bancorp, Inc.	39,229	$357

Burke & Herbert Financial Services Corp.	2,880	134

Business First Bancshares, Inc.	10,796	203

Byline Bancorp, Inc.	11,068	218

C&F Financial Corp.	1,467	79

Cadence Bank	81,368	1,727

Cambridge Bancorp	3,420	213

Camden National Corp.	6,427	181

Capital Bancorp, Inc.	4,302	82

Capital City Bank Group, Inc.	5,738	171

Capitol Federal Financial, Inc.	57,663	275

Capstar Financial Holdings, Inc.	8,824	125

Carter Bankshares, Inc.*	10,576	133

Cathay General Bancorp	31,228	1,086

Central Pacific Financial Corp.	11,948	199

Central Valley Community Bancorp	4,400	62

Chemung Financial Corp.	1,550	61

ChoiceOne Financial Services, Inc.	3,116	61

Citizens & Northern Corp.	6,774	119

Citizens Financial Services, Inc.	1,577	76

City Holding Co.	6,665	602

Civista Bancshares, Inc.	6,900	107

CNB Financial Corp.	9,311	169

Coastal Financial Corp.*	4,835	208

Codorus Valley Bancorp, Inc.	4,308	80

Colony Bankcorp, Inc.	7,292	73

Columbia Financial, Inc.*	12,920	203

Community Bank System, Inc.	23,722	1,001

Community Trust Bancorp, Inc.	6,940	238

ConnectOne Bancorp, Inc.	16,738	298

CrossFirst Bankshares, Inc.*	20,049	202

Customers Bancorp, Inc.*	12,765	440

CVB Financial Corp.	59,258	982

Dime Community Bancshares, Inc.	15,794	315

Eagle Bancorp, Inc.	12,935	278

Eastern Bankshares, Inc.	68,966	865

Enterprise Bancorp, Inc.	4,397	120

Enterprise Financial Services Corp.	16,291	611

Equity Bancshares, Inc., Class A	6,669	161

Esquire Financial Holdings, Inc.	3,026	138

ESSA Bancorp, Inc.	3,757	56

Evans Bancorp, Inc.	2,454	66

Farmers & Merchants Bancorp, Inc.	5,348	94

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Banks – 8.4% continued

Farmers National Banc Corp.	16,586	$192

FB Financial Corp.	15,923	452

Fidelity D&D Bancorp, Inc.	2,082	95

Financial Institutions, Inc.	6,780	114

First Bancorp	17,884	503

First BanCorp (New York Exchange)	79,667	1,072

First Bancorp (The), Inc.	4,362	103

First Bancshares (The), Inc.	13,713	370

First Bank	9,645	104

First Busey Corp.	23,276	447

First Business Financial Services, Inc.	3,481	105

First Commonwealth Financial Corp.	45,892	560

First Community Bankshares, Inc.	7,862	232

First Community Corp.	3,169	55

First Financial Bancorp	42,303	829

First Financial Bankshares, Inc.	58,178	1,461

First Financial Corp.	5,119	173

First Foundation, Inc.	22,955	140

First Interstate BancSystem, Inc., Class A	36,768	917

First Merchants Corp.	26,556	739

First Mid Bancshares, Inc.	8,626	229

First of Long Island (The) Corp.	9,524	110

First Western Financial, Inc.*	3,534	64

Five Star Bancorp	5,709	115

Flushing Financial Corp.	12,671	166

FS Bancorp, Inc.	2,922	86

Fulton Financial Corp.	73,184	886

FVCBankcorp, Inc.*	7,213	92

German American Bancorp, Inc.	12,671	343

Glacier Bancorp, Inc.	49,763	1,418

Great Southern Bancorp, Inc.	3,939	189

Greene County Bancorp, Inc.	3,241	78

Guaranty Bancshares, Inc.	3,768	108

Hancock Whitney Corp.	38,724	1,432

Hanmi Financial Corp.	13,766	223

HarborOne Bancorp, Inc.	18,883	180

HBT Financial, Inc.	6,207	113

Heartland Financial U.S.A., Inc.	19,006	559

Heritage Commerce Corp.	26,676	226

Heritage Financial Corp.	15,598	254

Hilltop Holdings, Inc.	20,988	595

Hingham Institution For Savings (The)	671	125

Home Bancorp, Inc.	3,267	104

Home BancShares, Inc.	85,198	1,784

See Notes to the Financial Statements.

EQUITY FUNDS	166	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Banks – 8.4% continued

HomeStreet, Inc.	8,014	$62

HomeTrust Bancshares, Inc.	7,081	154

Hope Bancorp, Inc.	51,798	458

Horizon Bancorp, Inc.	19,421	207

Independent Bank Corp.	19,684	966

Independent Bank Corp. (NASDAQ Exchange)	9,071	166

Independent Bank Group, Inc.	16,288	644

International Bancshares Corp.	24,136	1,046

John Marshall Bancorp, Inc.	5,546	99

Kearny Financial Corp.	25,783	179

Lakeland Bancorp, Inc.	28,189	356

Lakeland Financial Corp.	11,018	523

LCNB Corp.	4,648	66

Live Oak Bancshares, Inc.	14,870	431

Luther Burbank Corp.	4,167	35

Macatawa Bank Corp.	12,185	109

MainStreet Bancshares, Inc.	3,256	67

Mercantile Bank Corp.	7,190	222

Metrocity Bankshares, Inc.	8,120	160

Metropolitan Bank Holding Corp.*	4,713	171

Mid Penn Bancorp, Inc.	6,367	128

Middlefield Banc Corp.	3,561	91

Midland States Bancorp, Inc.	9,578	197

MidWestOne Financial Group, Inc.	6,369	130

MVB Financial Corp.	5,104	115

National Bank Holdings Corp., Class A	16,536	492

National Bankshares, Inc.	2,548	64

NBT Bancorp, Inc.	20,568	652

Nicolet Bankshares, Inc.	5,780	403

Northeast Bank	3,099	137

Northeast Community Bancorp, Inc.	6,010	89

Northfield Bancorp, Inc.	18,619	176

Northrim BanCorp, Inc.	2,426	96

Northwest Bancshares, Inc.	57,112	584

Norwood Financial Corp.	3,423	88

Oak Valley Bancorp	2,988	75

OceanFirst Financial Corp.	25,725	372

OFG Bancorp	20,831	622

Old National Bancorp	130,881	1,903

Old Second Bancorp, Inc.	19,420	264

Orange County Bancorp, Inc.	2,261	98

Origin Bancorp, Inc.	13,119	379

Orrstown Financial Services, Inc.	4,743	100

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Banks – 8.4% continued

Pacific Premier Bancorp, Inc.	42,237	$919

PacWest Bancorp	53,506	423

Park National Corp.	6,438	609

Parke Bancorp, Inc.	4,630	75

Pathward Financial, Inc.	12,122	559

PCB Bancorp	4,815	74

Peapack-Gladstone Financial Corp.	7,406	190

Penns Woods Bancorp, Inc.	3,194	67

Peoples Bancorp, Inc.	15,131	384

Peoples Financial Services Corp.	2,981	120

Pioneer Bancorp, Inc.*	5,069	43

Plumas Bancorp	2,412	82

Ponce Financial Group, Inc.*	9,146	72

Preferred Bank	6,052	377

Premier Financial Corp.	15,891	271

Primis Financial Corp.	9,204	75

Princeton Bancorp, Inc.	2,383	69

Provident Financial Services, Inc.	32,965	504

QCR Holdings, Inc.	7,397	359

RBB Bancorp	7,464	95

Red River Bancshares, Inc.	2,144	99

Renasant Corp.	24,793	649

Republic Bancorp, Inc., Class A	3,959	174

S&T Bancorp, Inc.	17,430	472

Sandy Spring Bancorp, Inc.	19,738	423

Seacoast Banking Corp. of Florida	37,469	823

ServisFirst Bancshares, Inc.	22,709	1,185

Shore Bancshares, Inc.	13,338	140

Sierra Bancorp	6,207	118

Simmons First National Corp., Class A	56,793	963

SmartFinancial, Inc.	7,036	150

South Plains Financial, Inc.	5,545	147

Southern First Bancshares, Inc.*	3,410	92

Southern Missouri Bancorp, Inc.	3,833	148

Southern States Bancshares, Inc.	3,497	79

Southside Bancshares, Inc.	13,217	379

SouthState Corp.	34,027	2,292

Stellar Bancorp, Inc.	21,518	459

Sterling Bancorp, Inc.*	9,481	55

Stock Yards Bancorp, Inc.	12,013	472

Summit Financial Group, Inc.	4,985	112

Texas Capital Bancshares, Inc.*	21,359	1,258

Third Coast Bancshares, Inc.*	5,745	98

Timberland Bancorp, Inc.	3,502	95

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	167	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Banks – 8.4% continued

Tompkins Financial Corp.	6,213	$304

Towne Bank	31,500	722

TriCo Bancshares	13,723	440

Triumph Financial, Inc.*	9,990	647

TrustCo Bank Corp. NY	8,379	229

Trustmark Corp.	27,348	594

UMB Financial Corp.	19,742	1,225

United Bankshares, Inc.	58,419	1,612

United Community Banks, Inc.	51,555	1,310

Unity Bancorp, Inc.	3,369	79

Univest Financial Corp.	13,064	227

USCB Financial Holdings, Inc.*	4,924	52

Valley National Bancorp	192,760	1,650

Veritex Holdings, Inc.	23,626	424

Virginia National Bankshares Corp.	2,053	62

Washington Federal, Inc.	29,412	754

Washington Trust Bancorp, Inc.	7,613	201

WesBanco, Inc.	25,941	634

West BanCorp, Inc.	7,247	118

Westamerica BanCorp	11,456	496

WSFS Financial Corp.	27,270	995

		85,099

Beverages – 0.4%

Coca-Cola Consolidated, Inc.	2,147	1,366

Duckhorn Portfolio (The), Inc.*	19,765	203

MGP Ingredients, Inc.	7,122	751

National Beverage Corp.*	10,607	499

Primo Water Corp.	69,696	962

Vita Coco (The) Co., Inc.*	12,746	332

Zevia PBC, Class A*	10,492	23

		4,136

Biotechnology – 6.6%

2seventy bio, Inc.*	22,428	88

4D Molecular Therapeutics, Inc.*	17,347	221

89bio, Inc.*	27,301	422

Aadi Bioscience, Inc.*	7,323	35

ACADIA Pharmaceuticals, Inc.*	54,482	1,135

ACELYRIN, Inc.*	15,066	153

Acrivon Therapeutics, Inc.*	3,881	37

Actinium Pharmaceuticals, Inc.*	11,479	68

Adicet Bio, Inc.*	13,593	19

ADMA Biologics, Inc.*	94,510	338

Aerovate Therapeutics, Inc.*	5,221	71

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Biotechnology – 6.6% continued

Agenus, Inc.*	154,042	$174

Agios Pharmaceuticals, Inc.*	24,952	618

Akero Therapeutics, Inc.*	22,856	1,156

Aldeyra Therapeutics, Inc.*	21,441	143

Alector, Inc.*	28,528	185

Alkermes PLC*	74,083	2,075

Allakos, Inc.*	29,909	68

Allogene Therapeutics, Inc.*	36,806	117

Allovir, Inc.*	24,182	52

Alpine Immune Sciences, Inc.*	14,547	167

Altimmune, Inc.*	21,695	56

ALX Oncology Holdings, Inc.*	9,381	45

Amicus Therapeutics, Inc.*	125,087	1,521

AnaptysBio, Inc.*	8,509	153

Anavex Life Sciences Corp.*	31,649	207

Anika Therapeutics, Inc.*	6,581	123

Annexon, Inc.*	20,466	48

Apogee Therapeutics, Inc.*	8,870	189

Arbutus Biopharma Corp.*	55,589	113

Arcellx, Inc.*	17,057	612

Arcturus Therapeutics Holdings, Inc.*	10,511	269

Arcus Biosciences, Inc.*	23,719	426

Arcutis Biotherapeutics, Inc.*	23,112	123

Ardelyx, Inc.*	95,629	390

Arrowhead Pharmaceuticals, Inc.*	45,160	1,213

ARS Pharmaceuticals, Inc.*	10,611	40

Astria Therapeutics, Inc.*	11,454	85

Atara Biotherapeutics, Inc.*	42,199	62

Aura Biosciences, Inc.*	12,272	110

Aurinia Pharmaceuticals, Inc.*	59,986	466

Avid Bioservices, Inc.*	28,007	264

Avidity Biosciences, Inc.*	31,865	203

Avita Medical, Inc.*	10,862	159

Beam Therapeutics, Inc.*	31,472	757

BioAtla, Inc.*	19,609	33

BioCryst Pharmaceuticals, Inc.*	85,240	603

Biohaven Ltd.*	26,033	677

Biomea Fusion, Inc.*	8,900	122

BioVie, Inc.*	911	3

Bioxcel Therapeutics, Inc.*	8,413	21

Bluebird Bio, Inc.*	47,971	146

Blueprint Medicines Corp.*	27,112	1,362

Bridgebio Pharma, Inc.*	51,159	1,349

Cabaletta Bio, Inc.*	15,006	228

See Notes to the Financial Statements.

EQUITY FUNDS	168	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Biotechnology – 6.6% continued

CareDx, Inc.*	23,412	$164

Caribou Biosciences, Inc.*	33,897	162

Carisma Therapeutics, Inc.	11,711	50

Catalyst Pharmaceuticals, Inc.*	45,127	528

Celcuity, Inc.*	7,742	71

Celldex Therapeutics, Inc.*	20,864	574

Century Therapeutics, Inc.*	9,920	20

Cerevel Therapeutics Holdings, Inc.*	27,446	599

Cogent Biosciences, Inc.*	36,633	357

Coherus Biosciences, Inc.*	45,751	171

Compass Therapeutics, Inc.*	40,887	81

Crinetics Pharmaceuticals, Inc.*	28,929	860

Cue Biopharma, Inc.*	14,961	34

Cullinan Oncology, Inc.*	10,596	96

Cytokinetics, Inc.*	41,522	1,223

Day One Biopharmaceuticals, Inc.*	28,297	347

Deciphera Pharmaceuticals, Inc.*	23,625	301

Denali Therapeutics, Inc.*	52,637	1,086

Design Therapeutics, Inc.*	14,578	34

Disc Medicine, Inc.*	3,840	180

Dynavax Technologies Corp.*	58,088	858

Dyne Therapeutics, Inc.*	19,091	171

Eagle Pharmaceuticals, Inc.*	4,584	72

Editas Medicine, Inc.*	37,519	293

Emergent BioSolutions, Inc.*	22,599	77

Enanta Pharmaceuticals, Inc.*	8,950	100

Entrada Therapeutics, Inc.*	9,645	152

EQRx, Inc.*	143,900	319

Erasca, Inc.*	35,801	71

Fate Therapeutics, Inc.*	37,834	80

Fennec Pharmaceuticals, Inc.*	8,063	61

FibroGen, Inc.*	39,668	34

Foghorn Therapeutics, Inc.*	8,996	45

Genelux Corp.*	8,098	198

Generation Bio Co.*	20,637	78

Geron Corp.*	223,828	475

Graphite Bio, Inc.*	12,535	31

Gritstone bio, Inc.*	39,784	68

Halozyme Therapeutics, Inc.*	58,314	2,228

Heron Therapeutics, Inc.*	45,789	47

HilleVax, Inc.*	9,488	128

Humacyte, Inc.*	27,732	81

Icosavax, Inc.*	12,335	96

Ideaya Biosciences, Inc.*	24,397	658

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Biotechnology – 6.6% continued

IGM Biosciences, Inc.*	5,170	$43

Immuneering Corp., Class A*	10,308	79

ImmunityBio, Inc.*	49,568	84

ImmunoGen, Inc.*	107,726	1,710

Immunovant, Inc.*	23,880	917

Inhibrx, Inc.*	15,455	284

Inozyme Pharma, Inc.*	15,211	64

Insmed, Inc.*	58,910	1,487

Intellia Therapeutics, Inc.*	39,339	1,244

Intercept Pharmaceuticals, Inc.*	18,712	347

Iovance Biotherapeutics, Inc.*	103,450	471

Ironwood Pharmaceuticals, Inc.*	62,034	597

iTeos Therapeutics, Inc.*	11,071	121

Janux Therapeutics, Inc.*	7,679	77

KalVista Pharmaceuticals, Inc.*	10,976	106

Karyopharm Therapeutics, Inc.*	50,063	67

Keros Therapeutics, Inc.*	10,160	324

Kezar Life Sciences, Inc.*	31,803	38

Kiniksa Pharmaceuticals Ltd., Class A*	14,045	244

Kodiak Sciences, Inc.*	13,972	25

Krystal Biotech, Inc.*	9,712	1,127

Kura Oncology, Inc.*	32,224	294

Kymera Therapeutics, Inc.*	17,142	238

Larimar Therapeutics, Inc.*	10,254	41

Lexicon Pharmaceuticals, Inc.*	40,789	44

Lineage Cell Therapeutics, Inc.*	57,240	68

Lyell Immunopharma, Inc.*	77,877	114

MacroGenics, Inc.*	27,192	127

Madrigal Pharmaceuticals, Inc.*	6,064	886

MannKind Corp.*	115,402	477

MeiraGTx Holdings PLC*	14,423	71

Merrimack Pharmaceuticals, Inc.*	4,488	55

Mersana Therapeutics, Inc.*	51,297	65

MiMedx Group, Inc.*	51,121	373

Mineralys Therapeutics, Inc.*	6,170	59

Mirum Pharmaceuticals, Inc.*	11,287	357

Monte Rosa Therapeutics, Inc.*	13,524	65

Morphic Holding, Inc.*	15,324	351

Myriad Genetics, Inc.*	35,787	574

Nkarta, Inc.*	12,623	18

Novavax, Inc.*	39,162	284

Nurix Therapeutics, Inc.*	21,034	165

Nuvalent, Inc., Class A*	10,770	495

Nuvectis Pharma, Inc.*	2,913	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	169	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Biotechnology – 6.6% continued

Ocean Biomedical, Inc.*	3,420	$13

Olema Pharmaceuticals, Inc.*	12,025	149

Omega Therapeutics, Inc.*	10,906	23

Omniab, Inc.(1) *	3,016	1

Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	2

Organogenesis Holdings, Inc.*	31,245	99

ORIC Pharmaceuticals, Inc.*	17,923	108

Outlook Therapeutics, Inc.*	69,086	15

Ovid therapeutics, Inc.*	27,179	104

PDS Biotechnology Corp.*	12,372	62

PepGen, Inc.*	4,143	21

PMV Pharmaceuticals, Inc.*	17,257	106

Point Biopharma Global, Inc.*	39,713	265

Poseida Therapeutics, Inc.*	29,980	71

Precigen, Inc.*	59,569	85

Prelude Therapeutics, Inc.*	7,722	24

Prime Medicine, Inc.*	17,790	170

ProKidney Corp.*	19,395	89

Protagonist Therapeutics, Inc.*	25,254	421

Protalix BioTherapeutics, Inc.*	30,009	50

Prothena Corp. PLC*	18,447	890

PTC Therapeutics, Inc.*	31,562	707

Rallybio Corp.*	13,993	47

RAPT Therapeutics, Inc.*	13,320	221

Recursion Pharmaceuticals, Inc., Class A*	60,353	462

REGENXBIO, Inc.*	18,328	302

Relay Therapeutics, Inc.*	40,799	343

Reneo Pharmaceuticals, Inc.*	6,162	47

Replimune Group, Inc.*	18,381	314

REVOLUTION Medicines, Inc.*	45,218	1,252

Rhythm Pharmaceuticals, Inc.*	23,108	530

Rigel Pharmaceuticals, Inc.*	75,696	82

Rocket Pharmaceuticals, Inc.*	25,347	519

Sage Therapeutics, Inc.*	23,381	481

Sagimet Biosciences, Inc., Class A*	2,617	23

Sana Biotechnology, Inc.*	41,581	161

Sangamo Therapeutics, Inc.*	65,985	40

Savara, Inc.*	38,797	147

Scholar Rock Holding Corp.*	20,186	143

Selecta Biosciences, Inc.*	50,322	53

Seres Therapeutics, Inc.*	43,623	104

SpringWorks Therapeutics, Inc.*	25,860	598

Stoke Therapeutics, Inc.*	12,381	49

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Biotechnology – 6.6% continued

Summit Therapeutics, Inc.*	51,479	$96

Sutro Biopharma, Inc.*	26,788	93

Syndax Pharmaceuticals, Inc.*	29,534	429

Tango Therapeutics, Inc.*	20,064	226

Tenaya Therapeutics, Inc.*	20,511	52

TG Therapeutics, Inc.*	60,848	509

Travere Therapeutics, Inc.*	32,746	293

Turnstone Biologics Corp.*	3,247	13

Twist Bioscience Corp.*	25,594	519

Tyra Biosciences, Inc.*	6,510	90

UroGen Pharma Ltd.*	8,916	125

Vanda Pharmaceuticals, Inc.*	25,285	109

Vaxcyte, Inc.*	41,990	2,141

Vaxxinity, Inc., Class A*	17,245	24

Vera Therapeutics, Inc.*	15,234	209

Veracyte, Inc.*	32,710	730

Vericel Corp.*	21,367	716

Verve Therapeutics, Inc.*	22,756	302

Vigil Neuroscience, Inc.*	6,921	37

Viking Therapeutics, Inc.*	43,198	478

Vir Biotechnology, Inc.*	37,578	352

Viridian Therapeutics, Inc.*	19,048	292

Vor BioPharma, Inc.*	16,263	34

Voyager Therapeutics, Inc.*	14,178	110

X4 Pharmaceuticals, Inc.*	56,522	62

Xencor, Inc.*	26,014	524

XOMA Corp.*	3,156	44

Y-mAbs Therapeutics, Inc.*	16,328	89

Zentalis Pharmaceuticals, Inc.*	26,165	525

Zura Bio Ltd.*	6,245	41

Zymeworks, Inc.*	23,000	146

		66,397

Broadline Retail – 0.1%

Big Lots, Inc.	12,681	65

ContextLogic, Inc., Class A*	9,652	42

Dillard’s, Inc., Class A	1,578	522

Savers Value Village, Inc.*	11,889	222

		851

Building Products – 1.9%

AAON, Inc.	30,331	1,725

American Woodmark Corp.*	7,359	556

Apogee Enterprises, Inc.	9,913	467

AZZ, Inc.	11,173	509

See Notes to the Financial Statements.

EQUITY FUNDS	170	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Building Products – 1.9% continued

CSW Industrials, Inc.	6,930	$1,214

Gibraltar Industries, Inc.*	13,783	930

Griffon Corp.	19,743	783

Insteel Industries, Inc.	8,414	273

Janus International Group, Inc.*	38,204	409

JELD-WEN Holding, Inc.*	38,304	512

Masonite International Corp.*	9,995	932

Masterbrand, Inc.*	58,364	709

PGT Innovations, Inc.*	25,646	712

Quanex Building Products Corp.	14,828	418

Resideo Technologies, Inc.*	65,232	1,031

Simpson Manufacturing Co., Inc.	19,253	2,884

UFP Industries, Inc.	26,934	2,758

Zurn Elkay Water Solutions Corp.	66,298	1,858

		18,680

Capital Markets – 1.4%

AlTi Global, Inc.*	9,298	65

Artisan Partners Asset Management, Inc., Class A	27,598	1,033

Assetmark Financial Holdings, Inc.*	9,849	247

Avantax, Inc.*	17,447	446

B. Riley Financial, Inc.	8,323	341

Bakkt Holdings, Inc.*	28,600	33

BGC Group, Inc., Class A	141,422	747

Brightsphere Investment Group, Inc.	14,687	285

Cohen & Steers, Inc.	11,595	727

Diamond Hill Investment Group, Inc.	1,286	217

Donnelley Financial Solutions, Inc.*	11,108	625

Forge Global Holdings, Inc.*	49,597	101

GCM Grosvenor, Inc., Class A	18,564	144

Hamilton Lane, Inc., Class A	16,441	1,487

MarketWise, Inc.	13,195	21

Moelis & Co., Class A	29,799	1,345

Open Lending Corp.*	44,934	329

P10, Inc., Class A	19,316	225

Patria Investments Ltd., Class A	24,375	355

Perella Weinberg Partners	18,616	190

Piper Sandler Cos.	7,731	1,123

PJT Partners, Inc., Class A	10,713	851

Sculptor Capital Management, Inc.	8,895	103

Silvercrest Asset Management Group, Inc., Class A	4,445	71

StepStone Group, Inc., Class A	23,968	757

StoneX Group, Inc.*	8,029	778

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Capital Markets – 1.4% continued

Value Line, Inc.	378	$17

Victory Capital Holdings, Inc., Class A	12,392	413

Virtus Investment Partners, Inc.	3,115	629

WisdomTree, Inc.	61,917	433

		14,138

Chemicals – 1.9%

AdvanSix, Inc.	11,862	369

American Vanguard Corp.	12,147	133

Aspen Aerogels, Inc.*	22,886	197

Avient Corp.	40,356	1,425

Balchem Corp.	14,286	1,772

Cabot Corp.	24,730	1,713

Chase Corp.	3,391	431

Core Molding Technologies, Inc.*	3,386	96

Danimer Scientific, Inc.*	38,900	81

Ecovyst, Inc.*	42,032	414

FutureFuel Corp.	11,647	83

H.B. Fuller Co.	24,155	1,657

Hawkins, Inc.	8,661	510

Ingevity Corp.*	16,481	785

Innospec, Inc.	11,192	1,144

Intrepid Potash, Inc.*	4,747	119

Koppers Holdings, Inc.	8,986	355

Kronos Worldwide, Inc.	9,786	76

Livent Corp.*	80,576	1,483

LSB Industries, Inc.*	24,770	253

Mativ Holdings, Inc.	24,522	350

Minerals Technologies, Inc.	14,631	801

Origin Materials, Inc.*	56,424	72

Orion S.A.	25,204	536

Perimeter Solutions S.A.*	68,348	310

PureCycle Technologies, Inc.*	51,291	288

Quaker Chemical Corp.	6,185	990

Rayonier Advanced Materials, Inc.*	28,285	100

Sensient Technologies Corp.	18,762	1,097

Stepan Co.	9,571	718

Trinseo PLC	15,741	129

Tronox Holdings PLC	51,991	699

Valhi, Inc.	1,195	16

		19,202

Commercial Services & Supplies – 1.6%

ABM Industries, Inc.	29,518	1,181

ACCO Brands Corp.	41,581	239

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	171	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Commercial Services & Supplies – 1.6% continued

ACV Auctions, Inc., Class A*	56,541	$858

Aris Water Solutions, Inc., Class A	13,385	134

BrightView Holdings, Inc.*	18,521	144

Brink’s (The) Co.	20,643	1,499

Casella Waste Systems, Inc., Class A*	25,379	1,936

CECO Environmental Corp.*	13,341	213

Cimpress PLC*	7,889	552

CompX International, Inc.	741	14

CoreCivic, Inc.*	50,325	566

Deluxe Corp.	19,581	370

Ennis, Inc.	11,266	239

Enviri Corp.*	35,531	256

GEO Group (The), Inc.*	53,804	440

Healthcare Services Group, Inc.	33,642	351

Heritage-Crystal Clean, Inc.*	8,041	365

HNI Corp.	20,765	719

Interface, Inc.	25,834	253

LanzaTech Global, Inc.*	9,943	46

Li-Cycle Holdings Corp.*	62,267	221

Liquidity Services, Inc.*	10,632	187

Matthews International Corp., Class A	13,332	519

MillerKnoll, Inc.	33,651	823

Montrose Environmental Group, Inc.*	12,563	368

NL Industries, Inc.	4,134	20

OPENLANE, Inc.*	48,565	725

Performant Financial Corp.*	29,720	67

Pitney Bowes, Inc.	79,096	239

Quad/Graphics, Inc.*	14,482	73

SP Plus Corp.*	8,759	316

Steelcase, Inc., Class A	42,243	472

UniFirst Corp.	6,686	1,090

Viad Corp.*	9,171	240

VSE Corp.	5,844	295

		16,030

Communications Equipment – 0.7%

ADTRAN Holdings, Inc.	35,154	289

Aviat Networks, Inc.*	4,957	155

Calix, Inc.*	26,286	1,205

Cambium Networks Corp.*	5,646	41

Clearfield, Inc.*	5,889	169

CommScope Holding Co., Inc.*	93,506	314

Comtech Telecommunications Corp.	12,153	106

Digi International, Inc.*	15,801	427

DZS, Inc.*	9,954	21

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Communications Equipment – 0.7% continued

Extreme Networks, Inc.*	56,774	$1,375

Harmonic, Inc.*	48,709	469

Infinera Corp.*	90,017	376

KVH Industries, Inc.*	8,149	42

NETGEAR, Inc.*	12,806	161

NetScout Systems, Inc.*	30,333	850

Ribbon Communications, Inc.*	39,603	106

Viavi Solutions, Inc.*	98,667	902

		7,008

Construction & Engineering – 1.6%

Ameresco, Inc., Class A*	14,260	550

API Group Corp.(2) *	93,733	2,431

Arcosa, Inc.	21,707	1,561

Argan, Inc.	5,812	265

Bowman Consulting Group Ltd.*	4,635	130

Comfort Systems U.S.A., Inc.	15,875	2,705

Concrete Pumping Holdings, Inc.*	11,669	100

Construction Partners, Inc., Class A*	18,089	661

Dycom Industries, Inc.*	12,798	1,139

Eneti, Inc.	11,395	115

Fluor Corp.*	63,729	2,339

Granite Construction, Inc.	19,806	753

Great Lakes Dredge & Dock Corp.*	29,528	235

IES Holdings, Inc.*	3,666	241

INNOVATE Corp.*	22,172	36

Limbach Holdings, Inc.*	4,261	135

MYR Group, Inc.*	7,390	996

Northwest Pipe Co.*	4,539	137

Primoris Services Corp.	23,857	781

Southland Holdings, Inc.*	1,678	10

Sterling Infrastructure, Inc.*	13,472	990

Tutor Perini Corp.*	19,034	149

		16,459

Construction Materials – 0.3%

Knife River Corp.*	25,473	1,244

Summit Materials, Inc., Class A*	53,421	1,663

United States Lime & Minerals, Inc.	945	190

		3,097

Consumer Finance – 0.8%

Atlanticus Holdings Corp.*	2,056	62

Bread Financial Holdings, Inc.	22,714	777

Consumer Portfolio Services, Inc.*	3,008	27

Encore Capital Group, Inc.*	10,447	499

See Notes to the Financial Statements.

EQUITY FUNDS	172	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Consumer Finance – 0.8% continued

Enova International, Inc.*	13,647	$694

FirstCash Holdings, Inc.	16,812	1,688

Green Dot Corp., Class A*	20,966	292

LendingClub Corp.*	48,058	293

LendingTree, Inc.*	4,667	72

Navient Corp.	40,232	693

Nelnet, Inc., Class A	6,511	582

NerdWallet, Inc., Class A*	15,313	136

OppFi, Inc.*	4,220	11

PRA Group, Inc.*	17,395	334

PROG Holdings, Inc.*	20,815	691

Regional Management Corp.	3,501	97

Upstart Holdings, Inc.*	32,439	926

World Acceptance Corp.*	1,869	237

		8,111

Consumer Staples Distribution & Retail – 0.6%

Andersons (The), Inc.	14,459	745

Chefs’ Warehouse (The), Inc.*	15,836	336

HF Foods Group, Inc.*	18,262	73

Ingles Markets, Inc., Class A	6,292	474

Natural Grocers by Vitamin Cottage, Inc.	4,135	53

PriceSmart, Inc.	11,628	866

SpartanNash Co.	15,190	334

Sprouts Farmers Market, Inc.*	46,362	1,984

United Natural Foods, Inc.*	25,841	365

Village Super Market, Inc., Class A	4,231	96

Weis Markets, Inc.	7,403	466

		5,792

Containers & Packaging – 0.3%

Greif, Inc., Class A	10,990	734

Greif, Inc., Class B	2,374	158

Myers Industries, Inc.	16,345	293

O-I Glass, Inc.*	69,272	1,159

Pactiv Evergreen, Inc.	17,927	146

Ranpak Holdings Corp.*	19,276	105

TriMas Corp.	18,512	458

		3,053

Distributors – 0.0%

Weyco Group, Inc.	2,609	66

Diversified Consumer Services – 1.2%

2U, Inc.*	35,240	87

Adtalem Global Education, Inc.*	19,643	842

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Diversified Consumer Services – 1.2% continued

Carriage Services, Inc.	6,054	$171

Chegg, Inc.*	53,186	474

Coursera, Inc.*	57,983	1,084

Duolingo, Inc.*	12,854	2,132

European Wax Center, Inc., Class A*	15,393	249

Frontdoor, Inc.*	37,018	1,132

Graham Holdings Co., Class B	1,593	929

Laureate Education, Inc.	58,238	821

Lincoln Educational Services Corp.*	11,005	93

Nerdy, Inc.*	26,877	100

OneSpaWorld Holdings Ltd.*	37,775	424

Perdoceo Education Corp.	30,165	516

Rover Group, Inc.*	41,762	261

Strategic Education, Inc.	10,167	765

Stride, Inc.*	19,078	859

Udemy, Inc.*	38,766	368

Universal Technical Institute, Inc.*	14,685	123

WW International, Inc.*	24,536	272

		11,702

Diversified Real Estate Investment Trusts – 0.6%

Alexander & Baldwin, Inc.	32,125	538

Alpine Income Property Trust, Inc.	5,893	96

American Assets Trust, Inc.	21,561	419

Armada Hoffler Properties, Inc.	30,427	312

Broadstone Net Lease, Inc.	83,856	1,199

CTO Realty Growth, Inc.	9,856	160

Empire State Realty Trust, Inc., Class A	58,469	470

Essential Properties Realty Trust, Inc.	70,154	1,518

Gladstone Commercial Corp.	18,115	220

Global Net Lease, Inc.	86,651	833

NexPoint Diversified Real Estate Trust	13,825	120

One Liberty Properties, Inc.	6,965	131

Star Holdings*	5,722	72

		6,088

Diversified Telecommunication Services – 0.4%

Anterix, Inc.*	5,572	175

AST SpaceMobile, Inc.*	37,612	143

ATN International, Inc.	4,941	156

Bandwidth, Inc., Class A*	10,482	118

Charge Enterprises, Inc.*	63,747	32

Cogent Communications Holdings, Inc.	19,305	1,195

Consolidated Communications

Holdings, Inc.*	33,152	113

EchoStar Corp., Class A*	15,194	254

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	173	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Diversified Telecommunication Services – 0.4% continued

Globalstar, Inc.*	304,963	$399

IDT Corp., Class B*	6,981	154

Liberty Latin America Ltd., Class A*	16,243	132

Liberty Latin America Ltd., Class C*	63,694	520

Lumen Technologies, Inc.*	454,032	645

Ooma, Inc.*	10,804	141

		4,177

Electric Utilities – 0.7%

ALLETE, Inc.	25,786	1,361

Genie Energy Ltd., Class B	9,137	135

MGE Energy, Inc.	16,263	1,114

Otter Tail Corp.	18,582	1,411

PNM Resources, Inc.	38,277	1,708

Portland General Electric Co.	43,384	1,756

		7,485

Electrical Equipment – 1.5%

Allient, Inc.	5,901	182

Amprius Technologies, Inc.*	1,760	8

Array Technologies, Inc.*	67,783	1,504

Atkore, Inc.*	17,361	2,590

Babcock & Wilcox Enterprises, Inc.*	26,298	111

Blink Charging Co.*	26,073	80

Bloom Energy Corp., Class A*	85,893	1,139

Dragonfly Energy Holdings Corp.*	14,878	23

Encore Wire Corp.	7,215	1,316

Energy Vault Holdings, Inc.*	43,834	112

EnerSys	18,424	1,744

Enovix Corp.*	61,623	773

Eos Energy Enterprises, Inc.*	47,920	103

ESS Tech, Inc.*	39,114	74

Fluence Energy, Inc.*	17,715	407

FTC Solar, Inc.*	27,969	36

FuelCell Energy, Inc.*	184,872	237

GrafTech International Ltd.	87,554	335

LSI Industries, Inc.	12,060	192

NEXTracker, Inc., Class A*	22,378	899

NuScale Power Corp.*	24,017	118

Powell Industries, Inc.	4,073	338

Preformed Line Products Co.	1,141	185

SES AI Corp.*	56,307	128

Shoals Technologies Group, Inc., Class A*	76,533	1,397

SKYX Platforms Corp.*	30,835	44

Stem, Inc.*	64,352	273

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Electrical Equipment – 1.5% continued

SunPower Corp.*	39,127	$241

Thermon Group Holdings, Inc.*	15,008	412

TPI Composites, Inc.*	18,677	49

Vicor Corp.*	9,946	586

		15,636

Electronic Equipment, Instruments & Components – 2.7%

908 Devices, Inc.*	9,659	64

Advanced Energy Industries, Inc.	16,828	1,735

Aeva Technologies, Inc.*	32,516	25

Akoustis Technologies, Inc.*	31,800	24

Arlo Technologies, Inc.*	39,467	407

Badger Meter, Inc.	13,175	1,895

Bel Fuse, Inc., Class B	4,670	223

Belden, Inc.	19,022	1,837

Benchmark Electronics, Inc.	15,866	385

Climb Global Solutions, Inc.	1,879	81

CTS Corp.	14,095	588

Daktronics, Inc.*	16,958	151

ePlus, Inc.*	11,950	759

Evolv Technologies Holdings, Inc.*	50,670	246

Fabrinet*	16,506	2,750

FARO Technologies, Inc.*	8,075	123

Insight Enterprises, Inc.*	12,847	1,869

Iteris, Inc.*	19,119	79

Itron, Inc.*	20,312	1,230

Kimball Electronics, Inc.*	10,740	294

Knowles Corp.*	40,452	599

Lightwave Logic, Inc.*	51,669	231

Luna Innovations, Inc.*	14,449	85

Methode Electronics, Inc.	15,910	364

MicroVision, Inc.*	79,590	174

Mirion Technologies, Inc.*	90,230	674

Napco Security Technologies, Inc.	13,878	309

nLight, Inc.*	19,826	206

Novanta, Inc.*	16,004	2,296

OSI Systems, Inc.*	7,130	842

PAR Technology Corp.*	11,790	454

PC Connection, Inc.	5,126	274

Plexus Corp.*	12,231	1,137

Presto Automation, Inc.*	3,175	5

Richardson Electronics Ltd.	5,260	57

Rogers Corp.*	7,716	1,014

Sanmina Corp.*	25,714	1,396

ScanSource, Inc.*	10,972	333

See Notes to the Financial Statements.

EQUITY FUNDS	174	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Electronic Equipment, Instruments & Components –2.7% continued

SmartRent, Inc.*	83,036	$217

TTM Technologies, Inc.*	46,062	593

Vishay Intertechnology, Inc.	57,644	1,425

Vishay Precision Group, Inc.*	5,551	186

Vuzix Corp.*	26,318	96

		27,732

Energy Equipment & Services – 3.0%

Archrock, Inc.	62,530	788

Atlas Energy Solutions, Inc., Class A	7,502	167

Borr Drilling Ltd.*	99,384	706

Bristow Group, Inc.*	10,659	300

Cactus, Inc., Class A	28,882	1,450

ChampionX Corp.	89,297	3,181

Core Laboratories, Inc.	21,003	504

Diamond Offshore Drilling, Inc.*	45,682	671

DMC Global, Inc.*	8,769	215

Dril-Quip, Inc.*	15,029	423

Expro Group Holdings N.V.*	39,235	911

Forum Energy Technologies, Inc.*	4,501	108

Helix Energy Solutions Group, Inc.*	64,667	722

Helmerich & Payne, Inc.	43,774	1,846

KLX Energy Services Holdings, Inc.*	5,687	67

Kodiak Gas Services, Inc.*	7,244	130

Liberty Energy, Inc.	74,752	1,384

Mammoth Energy Services, Inc.*	9,688	45

Nabors Industries Ltd.*	4,054	499

Newpark Resources, Inc.*	34,075	235

Noble Corp. PLC	49,716	2,518

Oceaneering International, Inc.*	45,195	1,162

Oil States International, Inc.*	28,368	237

Patterson-UTI Energy, Inc.	158,022	2,187

ProFrac Holding Corp., Class A*	12,202	133

ProPetro Holding Corp.*	43,556	463

Ranger Energy Services, Inc.	6,432	91

RPC, Inc.	38,073	340

SEACOR Marine Holdings, Inc.*	11,071	154

Seadrill Ltd.*	22,752	1,019

Select Water Solutions, Inc.	35,604	283

Solaris Oilfield Infrastructure, Inc., Class A	13,202	141

TETRA Technologies, Inc.*	55,730	356

Tidewater, Inc.*	21,372	1,519

U.S. Silica Holdings, Inc.*	33,298	468

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Energy Equipment & Services – 3.0% continued

Valaris Ltd.*	27,487	$2,061

Weatherford International PLC*	31,947	2,886

		30,370

Entertainment – 0.4%

Atlanta Braves Holdings, Inc., Class A*	4,609	180

Atlanta Braves Holdings, Inc., ClassC*	20,576	735

Cinemark Holdings, Inc.*	49,482	908

IMAX Corp.*	20,293	392

Lions Gate Entertainment Corp., Class A*	26,179	222

Lions Gate Entertainment Corp., Class B*	53,592	422

Loop Media, Inc.*	15,280	8

Madison Square Garden Entertainment Corp.*	19,454	640

Marcus (The) Corp.	10,877	169

Playstudios, Inc.*	38,296	122

Reservoir Media, Inc.*	8,597	52

Sphere Entertainment Co. (European Stock Exchange)*	11,721	436

Vivid Seats, Inc., Class A*	10,023	64

		4,350

Financial Services – 2.3%

Acacia Research Corp.*	16,675	61

Alerus Financial Corp.	7,811	142

A-Mark Precious Metals, Inc.	8,249	242

AvidXchange Holdings, Inc.*	67,254	638

Banco Latinoamericano de Comercio Exterior S.A., Class E	12,248	260

Cannae Holdings, Inc.*	31,747	592

Cantaloupe, Inc.*	25,790	161

Cass Information Systems, Inc.	6,275	234

Compass Diversified Holdings	28,286	531

Enact Holdings, Inc.	13,351	364

Essent Group Ltd.	47,441	2,243

EVERTEC, Inc.	29,376	1,092

Federal Agricultural Mortgage Corp., Class C	4,089	631

Finance of America Cos., Inc., Class A*	22,990	29

Flywire Corp.*	42,842	1,366

I3 Verticals, Inc., Class A*	10,137	214

International Money Express, Inc.*	15,116	256

Jackson Financial, Inc., Class A	37,283	1,425

Marqeta, Inc., Class A*	218,602	1,307

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	175	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Financial Services – 2.3% continued

Merchants Bancorp	7,075	$196

Mr Cooper Group, Inc.*	29,452	1,577

NewtekOne, Inc.	10,476	154

NMI Holdings, Inc., Class A*	36,900	1,000

Ocwen Financial Corp.*	2,890	75

Pagseguro Digital Ltd., Class A*	88,261	760

Payoneer Global, Inc.*	119,328	730

Paysafe Ltd.*	14,547	174

Paysign, Inc.*	13,714	27

PennyMac Financial Services, Inc.	11,474	764

Priority Technology Holdings, Inc.*	7,466	24

Radian Group, Inc.	70,443	1,769

Remitly Global, Inc.*	58,446	1,474

Repay Holdings Corp.*	36,634	278

Security National Financial Corp., Class A*	6,391	50

StoneCo Ltd., Class A*	129,875	1,386

SWK Holdings Corp.*	1,828	29

Velocity Financial, Inc.*	3,952	45

Walker & Dunlop, Inc.	14,178	1,053

Waterstone Financial, Inc.	8,542	93

		23,446

Food Products – 1.2%

Alico, Inc.	3,145	78

B&G Foods, Inc.	31,976	316

Benson Hill, Inc.*	76,445	25

Beyond Meat, Inc.*	26,755	257

BRC, Inc., Class A*	16,382	59

Calavo Growers, Inc.	7,518	190

Cal-Maine Foods, Inc.	17,034	825

Dole PLC	32,023	371

Forafric Global PLC*	2,909	33

Fresh Del Monte Produce, Inc.	15,236	394

Hain Celestial Group (The), Inc.*	39,429	409

Hostess Brands, Inc.*	59,490	1,982

J&J Snack Foods Corp.	6,770	1,108

John B. Sanfilippo & Son, Inc.	3,998	395

Lancaster Colony Corp.	8,714	1,438

Limoneira Co.	7,805	120

Mission Produce, Inc.*	21,818	211

Seneca Foods Corp., Class A*	2,329	125

Simply Good Foods (The) Co.*	40,486	1,398

Sovos Brands, Inc.*	23,112	521

SunOpta, Inc.*	40,876	138

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Food Products – 1.2% continued

TreeHouse Foods, Inc.*	22,944	$1,000

Utz Brands, Inc.	32,329	434

Vital Farms, Inc.*	13,680	158

Westrock Coffee Co.*	12,791	113

		12,098

Gas Utilities – 1.0%

Brookfield Infrastructure Corp., Class A	53,692	1,897

Chesapeake Utilities Corp.	7,860	768

New Jersey Resources Corp.	43,408	1,764

Northwest Natural Holding Co.	16,100	614

ONE Gas, Inc.	24,651	1,683

RGC Resources, Inc.	3,555	62

Southwest Gas Holdings, Inc.	27,581	1,666

Spire, Inc.	22,990	1,301

		9,755

Ground Transportation – 0.5%

ArcBest Corp.	10,841	1,102

Covenant Logistics Group, Inc.	3,673	161

Daseke, Inc.*	17,994	92

FTAI Infrastructure, Inc.	44,858	144

Heartland Express, Inc.	20,865	307

Marten Transport Ltd.	25,972	512

P.A.M. Transportation Services, Inc.*	2,736	59

RXO, Inc.*	52,251	1,031

TuSimple Holdings, Inc., Class A*	73,807	115

Universal Logistics Holdings, Inc.	3,046	77

Werner Enterprises, Inc.	28,372	1,105

		4,705

Health Care Equipment & Supplies – 3.0%

Accuray, Inc.*	42,972	117

Alphatec Holdings, Inc.*	35,517	461

AngioDynamics, Inc.*	16,867	123

Artivion, Inc.*	17,736	269

AtriCure, Inc.*	20,714	907

Atrion Corp.	621	257

Avanos Medical, Inc.*	20,412	413

Axogen, Inc.*	18,134	91

Axonics, Inc.*	21,867	1,227

Beyond Air, Inc.*	11,277	26

Butterfly Network, Inc.*	62,225	73

Cerus Corp.*	79,446	129

ClearPoint Neuro, Inc.*	10,766	54

CONMED Corp.	13,675	1,379

See Notes to the Financial Statements.

EQUITY FUNDS	176	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Health Care Equipment & Supplies – 3.0% continued

Cutera, Inc.*	8,845	$53

CVRx, Inc.*	4,919	75

Embecta Corp.	26,000	391

Glaukos Corp.*	20,960	1,577

Haemonetics Corp.*	22,454	2,011

Inari Medical, Inc.*	24,053	1,573

Inmode Ltd.*	34,838	1,061

Inogen, Inc.*	10,227	53

Integer Holdings Corp.*	14,934	1,171

iRadimed Corp.	3,367	149

iRhythm Technologies, Inc.*	13,700	1,291

KORU Medical Systems, Inc.*	15,078	41

Lantheus Holdings, Inc.*	30,466	2,117

LeMaitre Vascular, Inc.	8,859	483

LivaNova PLC*	24,182	1,279

Merit Medical Systems, Inc.*	25,374	1,751

Nano-X Imaging Ltd.*	22,058	145

Neogen Corp.*	97,286	1,804

Nevro Corp.*	16,019	308

Omnicell, Inc.*	20,017	902

OraSure Technologies, Inc.*	31,190	185

Orchestra BioMed Holdings, Inc.*	7,626	66

Orthofix Medical, Inc.*	15,862	204

OrthoPediatrics Corp.*	7,152	229

Outset Medical, Inc.*	22,159	241

Paragon 28, Inc.*	19,778	248

PROCEPT BioRobotics Corp.*	16,246	533

Pulmonx Corp.*	16,460	170

Pulse Biosciences, Inc.*	6,593	27

RxSight, Inc.*	12,164	339

Sanara Medtech, Inc.*	1,774	55

Semler Scientific, Inc.*	2,246	57

SI-BONE, Inc.*	15,682	333

Sight Sciences, Inc.*	9,533	32

Silk Road Medical, Inc.*	17,341	260

STAAR Surgical Co.*	21,630	869

Surmodics, Inc.*	6,197	199

Tactile Systems Technology, Inc.*	10,445	147

Tela Bio, Inc.*	7,055	56

TransMedics Group, Inc.*	14,268	781

Treace Medical Concepts, Inc.*	20,406	268

UFP Technologies, Inc.*	3,177	513

Utah Medical Products, Inc.	1,509	130

Varex Imaging Corp.*	17,523	329

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Health Care Equipment & Supplies – 3.0% continued

Vicarious Surgical, Inc.*	31,895	$19

Zimvie, Inc.*	11,550	109

Zynex, Inc.*	9,210	74

		30,234

Health Care Providers & Services – 2.7%

23andMe Holding Co., Class A*	116,552	114

Accolade, Inc.*	30,584	324

AdaptHealth Corp.*	43,448	395

Addus HomeCare Corp.*	7,029	599

Agiliti, Inc.*	13,282	86

AirSculpt Technologies, Inc.*	5,251	36

Alignment Healthcare, Inc.*	38,314	266

AMN Healthcare Services, Inc.*	17,867	1,522

Apollo Medical Holdings, Inc.*	18,996	586

Aveanna Healthcare Holdings, Inc.*	21,313	25

Brookdale Senior Living, Inc.*	85,095	352

Cano Health, Inc.*	107,045	27

CareMax, Inc.*	33,297	71

Castle Biosciences, Inc.*	11,157	188

Community Health Systems, Inc.*	56,511	164

CorVel Corp.*	3,921	771

Cross Country Healthcare, Inc.*	15,451	383

DocGo, Inc.*	33,863	181

Enhabit, Inc.*	22,663	255

Ensign Group (The), Inc.	24,410	2,268

Fulgent Genetics, Inc.*	9,230	247

Guardant Health, Inc.*	50,769	1,505

HealthEquity, Inc.*	37,679	2,752

Hims & Hers Health, Inc.*	54,981	346

InfuSystem Holdings, Inc.*	8,126	78

Innovage Holding Corp.*	8,246	49

Invitae Corp.*	117,349	71

Joint (The) Corp.*	6,291	57

LifeStance Health Group, Inc.*	47,678	328

ModivCare, Inc.*	5,728	180

National HealthCare Corp.	5,601	358

National Research Corp.	6,490	288

NeoGenomics, Inc.*	56,605	696

OPKO Health, Inc.*	181,917	291

Option Care Health, Inc.*	76,249	2,467

Owens & Minor, Inc.*	33,424	540

P3 Health Partners, Inc.*	17,638	26

Patterson Cos., Inc.	38,651	1,146

Pediatrix Medical Group, Inc.*	37,860	481

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	177	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Health Care Providers & Services – 2.7% continued

Pennant Group (The), Inc.*	12,951	$144

PetIQ, Inc.*	12,295	242

Privia Health Group, Inc.*	49,546	1,140

Progyny, Inc.*	35,013	1,191

Quipt Home Medical Corp.*	18,341	93

RadNet, Inc.*	26,876	758

Select Medical Holdings Corp.	46,327	1,171

Surgery Partners, Inc.*	30,048	879

U.S. Physical Therapy, Inc.	6,619	607

Viemed Healthcare, Inc.*	15,237	103

		26,847

Health Care Real Estate Investment Trusts – 0.6%

CareTrust REIT, Inc.	44,966	922

Community Healthcare Trust, Inc.	11,535	343

Diversified Healthcare Trust	107,841	209

Global Medical REIT, Inc.	27,486	247

LTC Properties, Inc.	18,403	591

National Health Investors, Inc.	18,776	964

Physicians Realty Trust	106,177	1,294

Sabra Health Care REIT, Inc.	103,248	1,439

Universal Health Realty Income Trust	5,759	233

		6,242

Health Care Technology – 0.5%

American Well Corp., Class A*	110,107	129

Computer Programs and Systems, Inc.*	6,404	102

Definitive Healthcare Corp.*	19,516	156

Evolent Health, Inc., Class A*	49,087	1,337

Health Catalyst, Inc.*	25,172	255

HealthStream, Inc.	10,809	233

Multiplan Corp.*	179,032	301

NextGen Healthcare, Inc.*	24,881	590

OptimizeRx Corp.*	7,383	57

Phreesia, Inc.*	23,119	432

Schrodinger, Inc.*	24,217	684

Sharecare, Inc.*	138,181	130

Simulations Plus, Inc.	7,123	297

Veradigm, Inc.*	48,527	638

		5,341

Hotel & Resort Real Estate Investment Trusts – 0.8%

Apple Hospitality REIT, Inc.	96,230	1,476

Braemar Hotels & Resorts, Inc.	29,611	82

Chatham Lodging Trust	21,670	207

DiamondRock Hospitality Co.	94,615	760

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Hotel & Resort Real Estate Investment Trusts – 0.8% continued

Hersha Hospitality Trust, Class A	13,869	$137

Pebblebrook Hotel Trust	54,009	734

RLJ Lodging Trust	69,538	681

Ryman Hospitality Properties, Inc.	25,815	2,150

Service Properties Trust	74,243	571

Summit Hotel Properties, Inc.	47,248	274

Sunstone Hotel Investors, Inc.	92,673	866

Xenia Hotels & Resorts, Inc.	48,707	574

		8,512

Hotels, Restaurants & Leisure – 2.2%

Accel Entertainment, Inc.*	24,689	270

Bally’s Corp.*	13,252	174

Biglari Holdings, Inc., Class B*	347	58

BJ’s Restaurants, Inc.*	10,211	240

Bloomin’ Brands, Inc.	39,421	969

Bluegreen Vacations Holding Corp.	4,959	182

Bowlero Corp., Class A*	14,114	136

Brinker International, Inc.*	19,720	623

Carrols Restaurant Group, Inc.*	17,047	112

Century Casinos, Inc.*	12,792	66

Cheesecake Factory (The), Inc.	21,791	660

Chuy’s Holdings, Inc.*	8,058	287

Cracker Barrel Old Country Store, Inc.	9,925	667

Dave & Buster’s Entertainment, Inc.*	16,014	594

Denny’s Corp.*	24,590	208

Dine Brands Global, Inc.	7,069	350

El Pollo Loco Holdings, Inc.	11,988	107

Everi Holdings, Inc.*	38,034	503

Fiesta Restaurant Group, Inc.*	7,758	66

First Watch Restaurant Group, Inc.*	10,282	178

Full House Resorts, Inc.*	14,485	62

Global Business Travel Group I*	14,783	81

Golden Entertainment, Inc.	9,116	312

Hilton Grand Vacations, Inc.*	36,310	1,478

Inspired Entertainment, Inc.*	9,726	116

International Game Technology PLC	48,553	1,472

Jack in the Box, Inc.	9,209	636

Krispy Kreme, Inc.	39,392	491

Kura Sushi U.S.A., Inc., Class A*	2,533	167

Life Time Group Holdings, Inc.*	20,076	305

Light & Wonder, Inc.*	40,982	2,923

Lindblad Expeditions Holdings, Inc.*	15,666	113

Monarch Casino & Resort, Inc.	6,057	376

Mondee Holdings, Inc.*	20,317	73

See Notes to the Financial Statements.

EQUITY FUNDS	178	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Hotels, Restaurants & Leisure – 2.2% continued

Nathan’s Famous, Inc.	1,284	$91

Noodles & Co.*	17,562	43

ONE Group Hospitality (The), Inc.*	9,650	53

Papa John’s International, Inc.	14,648	999

PlayAGS, Inc.*	16,689	109

Portillo’s, Inc., Class A*	20,673	318

Potbelly Corp.*	11,581	90

RCI Hospitality Holdings, Inc.	4,018	244

Red Robin Gourmet Burgers, Inc.*	7,148	57

Red Rock Resorts, Inc., Class A	21,186	869

Rush Street Interactive, Inc.*	28,051	130

Sabre Corp.*	149,699	672

SeaWorld Entertainment, Inc.*	16,426	760

Shake Shack, Inc., Class A*	17,003	987

Six Flags Entertainment Corp.*	32,499	764

Super Group SGHC Ltd.*	61,262	226

Sweetgreen, Inc., Class A*	43,508	511

Target Hospitality Corp.*	14,354	228

Xponential Fitness, Inc., Class A*	11,118	172

		22,378

Household Durables – 2.0%

Beazer Homes U.S.A., Inc.*	13,098	326

Cavco Industries, Inc.*	3,939	1,046

Century Communities, Inc.	12,781	854

Cricut, Inc., Class A	21,516	200

Dream Finders Homes, Inc., Class A*	10,891	242

Ethan Allen Interiors, Inc.	10,114	302

GoPro, Inc., Class A*	58,193	183

Green Brick Partners, Inc.*	11,643	483

Helen of Troy Ltd.*	10,841	1,264

Hooker Furnishings Corp.	4,954	96

Hovnanian Enterprises, Inc., Class A*	2,162	220

Installed Building Products, Inc.	10,594	1,323

iRobot Corp.*	12,108	459

KB Home	32,576	1,508

Landsea Homes Corp.*	5,921	53

La-Z-Boy, Inc.	19,478	602

Legacy Housing Corp.*	4,604	89

LGI Homes, Inc.*	9,275	923

Lovesac (The) Co.*	6,288	125

M/I Homes, Inc.*	12,084	1,016

MDC Holdings, Inc.	26,439	1,090

Meritage Homes Corp.	16,304	1,995

Purple Innovation, Inc.	21,689	37

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Household Durables – 2.0% continued

Skyline Champion Corp.*	23,986	$1,528

Snap One Holdings Corp.*	8,106	75

Sonos, Inc.*	57,179	738

Taylor Morrison Home Corp.*	47,146	2,009

Traeger, Inc.*	16,184	44

Tri Pointe Homes, Inc.*	44,332	1,213

United Homes Group, Inc.*	2,247	13

Vizio Holding Corp., Class A*	34,102	185

VOXX International Corp.*	4,539	36

		20,277

Household Products – 0.3%

Central Garden & Pet Co.*	4,253	188

Central Garden & Pet Co., Class A*	17,586	705

Energizer Holdings, Inc.	32,206	1,032

Oil-Dri Corp. of America	2,271	140

WD-40 Co.	6,109	1,241

		3,306

Independent Power & Renewable Electricity Producers – 0.3%

Altus Power, Inc.*	28,787	151

Montauk Renewables, Inc.*	30,018	273

Ormat Technologies, Inc.	23,880	1,670

Sunnova Energy International, Inc.*	45,479	476

		2,570

Industrial Conglomerates – 0.0%

Brookfield Business Corp., Class A	11,698	212

Industrial Real Estate Investment Trusts – 0.5%

Innovative Industrial Properties, Inc.	12,442	941

LXP Industrial Trust	129,185	1,150

Plymouth Industrial REIT, Inc.	18,970	398

Terreno Realty Corp.	36,538	2,075

		4,564

Insurance – 1.9%

Ambac Financial Group, Inc.*	19,946	241

American Coastal Insurance Corp.*	9,171	67

American Equity Investment Life Holding Co.	34,814	1,867

AMERISAFE, Inc.	8,509	426

Argo Group International Holdings Ltd.	14,270	426

BRP Group, Inc., Class A*	27,221	632

CNO Financial Group, Inc.	51,112	1,213

Crawford & Co., Class A	6,348	59

Donegal Group, Inc., Class A	7,132	102

eHealth, Inc.*	12,794	95

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	179	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Insurance – 1.9% continued

Employers Holdings, Inc.	12,021	$480

Enstar Group Ltd.*	5,333	1,291

F&G Annuities & Life, Inc.	8,424	236

Fidelis Insurance Holdings Ltd.*	7,214	106

Genworth Financial, Inc., Class A*	214,849	1,259

GoHealth, Inc., Class A*	1,522	22

Goosehead Insurance, Inc., Class A*	9,568	713

Greenlight Capital Re Ltd., Class A*	11,932	128

HCI Group, Inc.	2,893	157

Hippo Holdings, Inc.*	4,614	37

Horace Mann Educators Corp.	18,485	543

Investors Title Co.	540	80

James River Group Holdings Ltd.	16,679	256

Kingsway Financial Services, Inc.*	4,719	36

Lemonade, Inc.*	22,892	266

Maiden Holdings Ltd.*	40,902	72

MBIA, Inc.*	21,853	158

Mercury General Corp.	12,109	339

National Western Life Group, Inc., Class A	1,016	444

NI Holdings, Inc.*	3,582	46

Oscar Health, Inc., Class A*	69,631	388

Palomar Holdings, Inc.*	10,977	557

ProAssurance Corp.	23,847	450

Safety Insurance Group, Inc.	6,448	440

Selective Insurance Group, Inc.	26,999	2,785

Selectquote, Inc.*	60,594	71

SiriusPoint Ltd.*	41,090	418

Skyward Specialty Insurance Group, Inc.*	10,959	300

Stewart Information Services Corp.	12,034	527

Tiptree, Inc.	11,009	185

Trupanion, Inc.*	17,824	503

United Fire Group, Inc.	9,443	186

Universal Insurance Holdings, Inc.	11,605	163

		18,770

Interactive Media & Services – 0.7%

Bumble, Inc., Class A*	45,568	680

Cargurus, Inc.*	43,986	771

Cars.com, Inc.*	29,459	497

DHI Group, Inc.*	19,244	59

Eventbrite, Inc., Class A*	34,932	344

EverQuote, Inc., Class A*	9,814	71

fuboTV, Inc.*	127,940	342

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Interactive Media & Services – 0.7% continued

Grindr, Inc.*	18,196	$105

Liberty TripAdvisor Holdings, Inc., Class B*	176	5

MediaAlpha, Inc., Class A*	9,573	79

Nextdoor Holdings, Inc.*	65,201	119

Outbrain, Inc.*	18,253	89

QuinStreet, Inc.*	23,343	209

Shutterstock, Inc.	10,892	414

System1, Inc.*	20,123	24

TrueCar, Inc.*	39,071	81

Vimeo, Inc.*	68,626	243

Yelp, Inc.*	30,283	1,259

Ziff Davis, Inc.*	20,993	1,337

ZipRecruiter, Inc., Class A*	30,287	363

		7,091

IT Services – 0.5%

BigBear.ai Holdings, Inc.*	15,820	24

BigCommerce Holdings, Inc., Class 1*	30,326	299

Brightcove, Inc.*	19,038	63

DigitalOcean Holdings, Inc.*	28,540	686

Fastly, Inc., Class A*	53,382	1,023

Grid Dynamics Holdings, Inc.*	24,990	304

Hackett Group (The), Inc.	11,452	270

Information Services Group, Inc.	15,519	68

Perficient, Inc.*	15,272	884

Rackspace Technology, Inc.*	24,672	58

Squarespace, Inc., Class A*	20,111	583

Thoughtworks Holding, Inc.*	41,571	170

Tucows, Inc., Class A*	4,401	90

Unisys Corp.*	29,663	102

		4,624

Leisure Products – 0.4%

Acushnet Holdings Corp.	14,049	745

AMMO, Inc.*	39,878	81

Clarus Corp.	13,040	99

Escalade, Inc.	4,288	66

Funko, Inc., Class A*	15,451	118

JAKKS Pacific, Inc.*	3,183	59

Johnson Outdoors, Inc., Class A	2,421	132

Latham Group, Inc.*	17,132	48

Malibu Boats, Inc., Class A*	9,132	448

Marine Products Corp.	3,888	55

MasterCraft Boat Holdings, Inc.*	7,861	175

Smith & Wesson Brands, Inc.	20,557	265

See Notes to the Financial Statements.

EQUITY FUNDS	180	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Leisure Products – 0.4% continued

Solo Brands, Inc., Class A*	9,589	$49

Sturm Ruger & Co., Inc.	7,819	407

Topgolf Callaway Brands Corp.*	64,099	887

Vista Outdoor, Inc.*	26,111	865

		4,499

Life Sciences Tools & Services – 0.4%

Adaptive Biotechnologies Corp.*	51,242	279

Akoya Biosciences, Inc.*	11,404	53

BioLife Solutions, Inc.*	15,634	216

Codexis, Inc.*	30,235	57

CryoPort, Inc.*	17,555	241

Cytek Biosciences, Inc.*	54,529	301

Harvard Bioscience, Inc.*	17,847	77

MaxCyte, Inc.*	39,178	122

Mesa Laboratories, Inc.	2,326	244

NanoString Technologies, Inc.*	20,784	36

Nautilus Biotechnology, Inc.*	22,549	71

OmniAb, Inc.*	41,960	218

Pacific Biosciences of California, Inc.*	112,263	938

Quanterix Corp.*	15,914	432

Quantum-Si, Inc.*	44,795	74

Seer, Inc.*	25,908	57

SomaLogic, Inc.*	67,559	162

		3,578

Machinery – 3.7%

374Water, Inc.*	26,496	33

3D Systems Corp.*	57,314	281

Alamo Group, Inc.	4,533	784

Albany International Corp., Class A	13,946	1,203

Astec Industries, Inc.	10,223	482

Barnes Group, Inc.	22,042	749

Blue Bird Corp.*	7,902	169

Chart Industries, Inc.*	19,290	3,262

CIRCOR International, Inc.*	8,990	501

Columbus McKinnon Corp.	12,460	435

Commercial Vehicle Group, Inc.*	14,399	112

Desktop Metal, Inc., Class A*	126,049	184

Douglas Dynamics, Inc.	10,178	307

Energy Recovery, Inc.*	25,035	531

Enerpac Tool Group Corp.	25,465	673

EnPro Industries, Inc.	9,428	1,143

ESCO Technologies, Inc.	11,520	1,203

Federal Signal Corp.	26,790	1,600

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Machinery – 3.7% continued

Franklin Electric Co., Inc.	20,692	$1,846

Gencor Industries, Inc.*	4,932	70

Gorman-Rupp (The) Co.	10,334	340

Greenbrier (The) Cos., Inc.	13,838	554

Helios Technologies, Inc.	14,573	809

Hillenbrand, Inc.	30,801	1,303

Hillman Solutions Corp.*	88,213	728

Hyliion Holdings Corp.*	65,572	77

Hyster-Yale Materials Handling, Inc.	4,883	218

John Bean Technologies Corp.	14,212	1,494

Kadant, Inc.	5,259	1,186

Kennametal, Inc.	36,252	902

Lindsay Corp.	4,975	585

Luxfer Holdings PLC	12,286	160

Manitowoc (The) Co., Inc.*	15,698	236

Mayville Engineering Co., Inc.*	4,889	54

Microvast Holdings, Inc.*	46,670	88

Miller Industries, Inc.	5,105	200

Mueller Industries, Inc.	25,075	1,885

Mueller Water Products, Inc., Class A	69,797	885

Nikola Corp.*	282,640	444

Omega Flex, Inc.	1,470	116

Park-Ohio Holdings Corp.	3,674	73

Proto Labs, Inc.*	11,902	314

REV Group, Inc.	14,218	227

Shyft Group (The), Inc.	15,498	232

SPX Technologies, Inc.*	19,702	1,604

Standex International Corp.	5,295	771

Tennant Co.	8,319	617

Terex Corp.	30,078	1,733

Titan International, Inc.*	23,140	311

Trinity Industries, Inc.	36,117	879

Velo3D, Inc.*	39,210	61

Wabash National Corp.	21,318	450

Watts Water Technologies, Inc., Class A	12,248	2,117

		37,221

Marine Transportation – 0.3%

Costamare, Inc.	22,201	214

Eagle Bulk Shipping, Inc.	3,997	168

Genco Shipping & Trading Ltd.	18,968	265

Golden Ocean Group Ltd.	55,640	438

Himalaya Shipping Ltd.*	2,684	13

Matson, Inc.	16,022	1,422

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	181	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Marine Transportation – 0.3% continued

Pangaea Logistics Solutions Ltd.	16,861	$99

Safe Bulkers, Inc.	28,085	91

		2,710

Media – 0.7%

Advantage Solutions, Inc.*	39,223	111

AMC Networks, Inc., Class A*	13,863	163

Boston Omaha Corp., Class A*	10,367	170

Cardlytics, Inc.*	15,173	250

Clear Channel Outdoor Holdings, Inc.*	167,009	264

Daily Journal Corp.*	618	182

Emerald Holding, Inc.*	8,588	39

Entravision Communications Corp., Class A	27,058	99

EW Scripps (The) Co., Class A*	26,803	147

Gambling.com Group Ltd.*	4,504	59

Gannett Co., Inc.*	64,833	159

Gray Television, Inc.	37,368	259

iHeartMedia, Inc., Class A*	46,019	145

Integral Ad Science Holding Corp.*	21,342	254

John Wiley & Sons, Inc., Class A	19,219	714

Magnite, Inc.*	60,268	454

PubMatic, Inc., Class A*	18,674	226

Scholastic Corp.	12,078	461

Sinclair, Inc.	14,136	159

Stagwell, Inc.*	34,179	160

TechTarget, Inc.*	11,763	357

TEGNA, Inc.	90,883	1,324

Thryv Holdings, Inc.*	13,989	263

Townsquare Media, Inc., Class A	5,053	44

Urban One, Inc.*	3,977	20

Urban One, Inc. (NASDAQ Exchange)*	5,627	28

WideOpenWest, Inc.*	23,071	177

		6,688

Metals & Mining – 1.9%

5E Advanced Materials, Inc.*	17,153	39

Alpha Metallurgical Resources, Inc.	5,621	1,460

Arch Resources, Inc.	8,155	1,392

ATI, Inc.*	57,827	2,380

Caledonia Mining Corp. PLC	7,256	71

Carpenter Technology Corp.	21,683	1,457

Century Aluminum Co.*	22,807	164

Coeur Mining, Inc.*	151,067	335

Commercial Metals Co.	52,378	2,588

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Metals & Mining – 1.9% continued

Compass Minerals International, Inc.	15,129	$423

Constellium S.E.*	56,370	1,026

Contango ORE, Inc.*	1,571	28

Dakota Gold Corp.*	23,681	61

Haynes International, Inc.	5,609	261

Hecla Mining Co.	275,343	1,077

i-80 Gold Corp.*	86,631	132

Ivanhoe Electric, Inc.*	24,838	296

Kaiser Aluminum Corp.	7,064	532

Materion Corp.	9,249	943

Novagold Resources, Inc.*	106,729	410

Olympic Steel, Inc.	4,523	254

Perpetua Resources Corp.*	16,417	53

Piedmont Lithium, Inc.*	7,950	316

PolyMet Mining Corp.*	18,306	38

Ramaco Resources, Inc., Class A	9,972	110

Ramaco Resources, Inc., Class B	2,028	24

Ryerson Holding Corp.	10,874	316

Schnitzer Steel Industries, Inc., Class A	11,625	324

SunCoke Energy, Inc.	37,629	382

TimkenSteel Corp.*	19,533	424

Tredegar Corp.	11,550	62

Warrior Met Coal, Inc.	23,276	1,189

Worthington Industries, Inc.	13,862	857

		19,424

Mortgage Real Estate Investment Trusts – 1.2%

AFC Gamma, Inc.	7,273	85

Angel Oak Mortgage REIT, Inc.	5,134	44

Apollo Commercial Real Estate Finance, Inc.	63,701	645

Arbor Realty Trust, Inc.	82,001	1,245

Ares Commercial Real Estate Corp.	23,402	223

ARMOUR Residential REIT, Inc.	103,918	442

Blackstone Mortgage Trust, Inc., Class A	76,944	1,674

BrightSpire Capital, Inc.	58,215	364

Chicago Atlantic Real Estate Finance, Inc.	7,292	107

Chimera Investment Corp.	104,876	573

Claros Mortgage Trust, Inc.	40,801	452

Dynex Capital, Inc.	24,017	287

Ellington Financial, Inc.	29,273	365

Franklin BSP Realty Trust, Inc.	36,800	487

Granite Point Mortgage Trust, Inc.	22,815	111

See Notes to the Financial Statements.

EQUITY FUNDS	182	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Mortgage Real Estate Investment Trusts – 1.2% continued

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,098	$977

Invesco Mortgage Capital, Inc.	18,866	189

KKR Real Estate Finance Trust, Inc.	26,582	315

Ladder Capital Corp.	50,170	515

MFA Financial, Inc.	45,988	442

New York Mortgage Trust, Inc.	40,894	347

Nexpoint Real Estate Finance, Inc.	3,536	58

Orchid Island Capital, Inc.	20,450	174

PennyMac Mortgage Investment Trust	39,103	485

Ready Capital Corp.	71,917	727

Redwood Trust, Inc.	51,472	367

TPG RE Finance Trust, Inc.	31,073	209

Two Harbors Investment Corp.	43,108	571

		12,480

Multi-Utilities – 0.4%

Avista Corp.	33,623	1,089

Black Hills Corp.	29,748	1,505

Northwestern Energy Group, Inc.	26,846	1,290

PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—

Unitil Corp.	7,144	305

		4,189

Office Real Estate Investment Trusts – 0.7%

Brandywine Realty Trust	76,865	349

City Office REIT, Inc.	17,292	74

COPT Defense Properties	50,279	1,198

Douglas Emmett, Inc.	74,056	945

Easterly Government Properties, Inc.	42,622	487

Equity Commonwealth	46,691	858

Hudson Pacific Properties, Inc.	62,259	414

JBG SMITH Properties	49,377	714

Office Properties Income Trust	21,577	88

Orion Office REIT, Inc.	25,607	133

Paramount Group, Inc.	83,606	386

Peakstone Realty Trust	16,555	275

Piedmont Office Realty Trust, Inc., Class A	55,793	314

Postal Realty Trust, Inc., Class A	8,363	113

SL Green Realty Corp.	29,189	1,089

		7,437

Oil, Gas & Consumable Fuels – 5.4%

Amplify Energy Corp.*	16,267	119

Ardmore Shipping Corp.	18,495	241

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Oil, Gas & Consumable Fuels – 5.4% continued

Berry Corp.	34,393	$282

California Resources Corp.	32,131	1,800

Callon Petroleum Co.*	27,284	1,067

Centrus Energy Corp., Class A*	5,522	313

Chord Energy Corp.	18,713	3,033

Civitas Resources, Inc.	31,019	2,508

Clean Energy Fuels Corp.*	76,566	293

CNX Resources Corp.*	71,626	1,617

Comstock Resources, Inc.	41,398	457

CONSOL Energy, Inc.	15,043	1,578

Crescent Energy Co., Class A	17,197	217

CVR Energy, Inc.	13,111	446

Delek U.S. Holdings, Inc.	29,442	836

Denbury, Inc.*	22,890	2,243

DHT Holdings, Inc.	61,654	635

Dorian LPG Ltd.	14,352	412

Earthstone Energy, Inc., Class A*	25,698	520

Empire Petroleum Corp.*	6,426	62

Encore Energy Corp.*	63,628	207

Energy Fuels, Inc.*	70,735	581

Enviva, Inc.	14,404	108

Equitrans Midstream Corp.	195,591	1,833

Evolution Petroleum Corp.	14,467	99

Excelerate Energy, Inc., Class A	8,259	141

FLEX LNG Ltd.	13,337	402

Gevo, Inc.*	104,851	125

Golar LNG Ltd.	45,124	1,095

Granite Ridge Resources, Inc.	12,105	74

Green Plains, Inc.*	25,869	779

Gulfport Energy Corp.*	4,957	588

Hallador Energy Co.*	10,589	153

HighPeak Energy, Inc.	5,747	97

International Seaways, Inc.	18,243	821

Kinetik Holdings, Inc.	7,710	260

Kosmos Energy Ltd.*	203,665	1,666

Magnolia Oil & Gas Corp., Class A	81,882	1,876

Matador Resources Co.	50,671	3,014

Murphy Oil Corp.	66,457	3,014

NACCO Industries, Inc., Class A	1,843	65

NextDecade Corp.*	13,819	71

Nordic American Tankers Ltd.	92,183	380

Northern Oil and Gas, Inc.	36,837	1,482

Overseas Shipholding Group, Inc., Class A*	29,840	131

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	183	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Oil, Gas & Consumable Fuels – 5.4% continued

Par Pacific Holdings, Inc.*	24,813	$892

PBF Energy, Inc., Class A	51,130	2,737

Peabody Energy Corp.	55,548	1,444

Permian Resources Corp.	123,593	1,725

PrimeEnergy Resources Corp.*	325	38

REX American Resources Corp.*	6,960	283

Riley Exploration Permian, Inc.	3,765	120

Ring Energy, Inc.*	55,145	107

SandRidge Energy, Inc.	14,278	224

Scorpio Tankers, Inc.	22,250	1,204

SFL Corp. Ltd.	51,016	569

SilverBow Resources, Inc.*	7,942	284

Sitio Royalties Corp., Class A	35,922	870

SM Energy Co.	53,639	2,127

Talos Energy, Inc.*	48,974	805

Teekay Corp.*	30,613	189

Teekay Tankers Ltd., Class A	10,659	444

Tellurian, Inc.*	240,762	279

Uranium Energy Corp.*	164,477	847

VAALCO Energy, Inc.	48,448	213

Verde Clean Fuels, Inc.*	1,529	6

Vertex Energy, Inc.*	28,023	125

Vital Energy, Inc.*	7,461	413

Vitesse Energy, Inc.	11,479	263

W&T Offshore, Inc.*	44,290	194

World Kinect Corp.	27,746	622

		54,765

Paper & Forest Products – 0.1%

Clearwater Paper Corp.*	7,348	267

Glatfelter Corp.*	19,045	38

Sylvamo Corp.	16,366	719

		1,024

Passenger Airlines – 0.4%

Allegiant Travel Co.	7,009	539

Blade Air Mobility, Inc.*	25,993	67

Frontier Group Holdings, Inc.*	17,011	83

Hawaiian Holdings, Inc.*	22,938	145

JetBlue Airways Corp.*	148,681	684

Joby Aviation, Inc.*	125,477	809

SkyWest, Inc.*	19,839	832

Spirit Airlines, Inc.	48,796	805

Sun Country Airlines Holdings, Inc.*	16,987	252

		4,216

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Personal Care Products – 0.9%

Beauty Health (The) Co.*	36,845	$222

BellRing Brands, Inc.*	60,069	2,477

Edgewell Personal Care Co.	22,989	850

elf Beauty, Inc.*	23,862	2,621

Herbalife Ltd.*	43,838	613

Inter Parfums, Inc.	8,251	1,108

Medifast, Inc.	4,816	360

Nature’s Sunshine Products, Inc.*	5,832	96

Nu Skin Enterprises, Inc., Class A	22,060	468

Thorne HealthTech, Inc.*	6,268	64

USANA Health Sciences, Inc.*	5,130	301

Waldencast PLC, Class A*	16,996	160

		9,340

Pharmaceuticals – 1.7%

Aclaris Therapeutics, Inc.*	31,277	214

Amneal Pharmaceuticals, Inc.*	54,832	231

Amphastar Pharmaceuticals, Inc.*	17,058	785

Amylyx Pharmaceuticals, Inc.*	22,832	418

ANI Pharmaceuticals, Inc.*	6,455	375

Arvinas, Inc.*	22,083	434

Assertio Holdings, Inc.*	39,620	101

Atea Pharmaceuticals, Inc.*	34,185	103

Axsome Therapeutics, Inc.*	15,752	1,101

Biote Corp., Class A*	6,183	32

Bright Green Corp.*	23,899	9

Cara Therapeutics, Inc.*	21,001	35

Cassava Sciences, Inc.*	17,942	299

Citius Pharmaceuticals, Inc.*	53,856	37

Collegium Pharmaceutical, Inc.*	15,491	346

Corcept Therapeutics, Inc.*	36,069	983

CorMedix, Inc.*	22,560	83

Cymabay Therapeutics, Inc.*	44,067	657

Edgewise Therapeutics, Inc.*	19,088	109

Enliven Therapeutics, Inc.*	10,476	143

Evolus, Inc.*	18,564	170

Eyenovia, Inc.*	10,373	17

EyePoint Pharmaceuticals, Inc.*	11,761	94

Harmony Biosciences Holdings, Inc.*	14,647	480

Harrow, Inc.*	12,766	183

Ikena Oncology, Inc.*	11,588	50

Innoviva, Inc.*	26,203	340

Intra-Cellular Therapies, Inc.*	41,849	2,180

Ligand Pharmaceuticals, Inc.*	7,477	448

Liquidia Corp.*	21,842	139

See Notes to the Financial Statements.

EQUITY FUNDS	184	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Pharmaceuticals – 1.7% continued

Longboard Pharmaceuticals, Inc.*	6,718	$37

Marinus Pharmaceuticals, Inc.*	22,371	180

NGM Biopharmaceuticals, Inc.*	20,033	21

Nuvation Bio, Inc.*	65,098	87

Ocular Therapeutix, Inc.*	34,872	110

Omeros Corp.*	27,133	79

Optinose, Inc.*	37,762	46

Pacira BioSciences, Inc.*	20,456	628

Phathom Pharmaceuticals, Inc.*	13,582	141

Phibro Animal Health Corp., Class A	9,143	117

Pliant Therapeutics, Inc.*	25,410	441

Prestige Consumer Healthcare, Inc.*	22,353	1,278

Rain Oncology, Inc.*	5,886	5

Revance Therapeutics, Inc.*	36,945	424

Scilex Holding Co.*	32,903	46

scPharmaceuticals, Inc.*	12,832	91

SIGA Technologies, Inc.	20,515	108

Supernus Pharmaceuticals, Inc.*	21,942	605

Taro Pharmaceutical Industries Ltd.*	3,651	138

Tarsus Pharmaceuticals, Inc.*	10,579	188

Terns Pharmaceuticals, Inc.*	19,093	96

Theravance Biopharma, Inc.*	24,622	213

Theseus Pharmaceuticals, Inc.*	9,038	24

Third Harmonic Bio, Inc.*	8,728	56

Trevi Therapeutics, Inc.*	17,441	38

Ventyx Biosciences, Inc.*	21,035	731

Verrica Pharmaceuticals, Inc.*	8,899	35

WaVe Life Sciences Ltd.*	26,517	152

Xeris Biopharma Holdings, Inc.*	59,679	111

Zevra Therapeutics, Inc.*	15,732	76

		16,898

Professional Services – 2.4%

Alight, Inc., Class A*	177,521	1,259

ASGN, Inc.*	21,522	1,758

Asure Software, Inc.*	8,455	80

Barrett Business Services, Inc.	2,958	267

BlackSky Technology, Inc.*	52,374	61

CBIZ, Inc.*	21,519	1,117

Conduent, Inc.*	77,501	270

CRA International, Inc.	3,045	307

CSG Systems International, Inc.	14,283	730

ExlService Holdings, Inc.*	72,235	2,025

Exponent, Inc.	22,622	1,936

First Advantage Corp.	24,700	341

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Professional Services – 2.4% continued

FiscalNote Holdings, Inc.*	28,212	$59

Forrester Research, Inc.*	5,268	152

Franklin Covey Co.*	5,237	225

Heidrick & Struggles International, Inc.	8,884	222

HireQuest, Inc.	2,370	37

HireRight Holdings Corp.*	6,598	63

Huron Consulting Group, Inc.*	8,558	891

IBEX Holdings Ltd.*	4,855	75

ICF International, Inc.	8,421	1,017

Innodata, Inc.*	11,247	96

Insperity, Inc.	16,268	1,588

Kelly Services, Inc., Class A	14,264	259

Kforce, Inc.	8,690	518

Korn Ferry	23,245	1,103

Legalzoom.com, Inc.*	46,862	513

Maximus, Inc.	27,246	2,035

Mistras Group, Inc.*	9,180	50

NV5 Global, Inc.*	6,223	599

Planet Labs PBC*	73,098	190

Resources Connection, Inc.	14,102	210

Skillsoft Corp.*	44,210	39

Sterling Check Corp.*	14,545	184

TriNet Group, Inc.*	16,859	1,964

TrueBlue, Inc.*	13,172	193

TTEC Holdings, Inc.	8,755	229

Upwork, Inc.*	54,995	625

Verra Mobility Corp.*	62,849	1,175

Willdan Group, Inc.*	5,443	111

		24,573

Real Estate Management & Development – 0.7%

American Realty Investors, Inc.*	789	12

Anywhere Real Estate, Inc.*	48,545	312

Compass, Inc., Class A*	131,863	383

Cushman & Wakefield PLC*	74,811	570

DigitalBridge Group, Inc.	72,131	1,268

Douglas Elliman, Inc.	35,776	81

eXp World Holdings, Inc.	32,268	524

Forestar Group, Inc.*	8,215	221

FRP Holdings, Inc.*	2,966	160

Kennedy-Wilson Holdings, Inc.	53,236	785

Marcus & Millichap, Inc.	10,434	306

Maui Land & Pineapple Co., Inc.*	3,124	41

Newmark Group, Inc., Class A	62,390	401

Opendoor Technologies, Inc.*	245,711	649

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	185	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Real Estate Management & Development – 0.7% continued

RE/MAX Holdings, Inc., Class A	7,823	$101

Redfin Corp.*	47,860	337

RMR Group (The), Inc., Class A	6,896	169

St. Joe (The) Co.	15,495	842

Stratus Properties, Inc.*	2,481	68

Tejon Ranch Co.*	9,389	152

Transcontinental Realty Investors, Inc.*	794	24

		7,406

Residential Real Estate Investment Trusts – 0.4%

Apartment Investment and Management Co., Class A*	66,778	454

BRT Apartments Corp.	5,344	92

Centerspace	6,669	402

Clipper Realty, Inc.	4,054	21

Elme Communities	38,955	532

Independence Realty Trust, Inc.	100,718	1,417

NexPoint Residential Trust, Inc.	10,168	327

UMH Properties, Inc.	24,725	347

Veris Residential, Inc.	35,099	579

		4,171

Retail Real Estate Investment Trusts – 1.2%

Acadia Realty Trust	41,457	595

Alexander’s, Inc.	965	176

CBL & Associates Properties, Inc.	12,123	254

Getty Realty Corp.	20,079	557

InvenTrust Properties Corp.	30,505	726

Kite Realty Group Trust	97,566	2,090

Macerich (The) Co.	96,310	1,051

NETSTREIT Corp.	30,591	477

Phillips Edison & Co., Inc.	52,822	1,772

Retail Opportunity Investments Corp.	55,296	684

RPT Realty	38,598	407

Saul Centers, Inc.	5,237	185

SITE Centers Corp.	84,943	1,047

Tanger Factory Outlet Centers, Inc.	45,931	1,038

Urban Edge Properties	51,612	788

Whitestone REIT	21,893	211

		12,058

Semiconductors & Semiconductor Equipment – 3.1%

ACM Research, Inc., Class A*	21,688	393

Aehr Test Systems*	11,628	531

Alpha & Omega Semiconductor Ltd.*	10,443	312

Ambarella, Inc.*	17,094	906

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Semiconductors & Semiconductor Equipment – 3.1% continued

Amkor Technology, Inc.	45,621	$1,031

Atomera, Inc.*	9,318	58

Axcelis Technologies, Inc.*	14,609	2,382

CEVA, Inc.*	10,459	203

Cohu, Inc.*	20,963	722

Credo Technology Group Holding Ltd.*	43,918	670

Diodes, Inc.*	20,157	1,589

FormFactor, Inc.*	34,732	1,214

Ichor Holdings Ltd.*	12,828	397

Impinj, Inc.*	10,198	561

indie Semiconductor, Inc., Class A*	60,774	383

inTEST Corp.*	4,953	75

Kulicke & Soffa Industries, Inc.	24,739	1,203

MACOM Technology Solutions

Holdings, Inc.*	24,349	1,986

Maxeon Solar Technologies Ltd.*	13,515	157

MaxLinear, Inc.*	33,137	737

Navitas Semiconductor Corp.*	48,946	340

NVE Corp.	2,139	176

Onto Innovation, Inc.*	21,966	2,801

PDF Solutions, Inc.*	13,769	446

Photronics, Inc.*	27,456	555

Power Integrations, Inc.	25,375	1,936

Rambus, Inc.*	48,749	2,720

Semtech Corp.*	28,806	742

Silicon Laboratories, Inc.*	14,178	1,643

SiTime Corp.*	7,639	873

SkyWater Technology, Inc.*	7,744	47

SMART Global Holdings, Inc.*	21,728	529

Synaptics, Inc.*	17,609	1,575

Transphorm, Inc.*	11,400	25

Ultra Clean Holdings, Inc.*	20,010	594

Veeco Instruments, Inc.*	22,856	642

		31,154

Software – 5.4%

8x8, Inc.*	50,750	128

A10 Networks, Inc.	31,619	475

ACI Worldwide, Inc.*	48,333	1,090

Adeia, Inc.	48,139	514

Agilysys, Inc.*	9,007	596

Alarm.com Holdings, Inc.*	21,571	1,319

Alkami Technology, Inc.*	17,803	324

Altair Engineering, Inc., Class A*	23,976	1,500

American Software, Inc., Class A	14,302	164

See Notes to the Financial Statements.

EQUITY FUNDS	186	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Software – 5.4% continued

Amplitude, Inc., Class A*	30,393	$352

Appfolio, Inc., Class A*	8,589	1,569

Appian Corp., Class A*	18,256	833

Applied Digital Corp.*	31,286	195

Asana, Inc., Class A*	35,782	655

Aurora Innovation, Inc.*	149,936	352

AvePoint, Inc.*	68,975	464

Bit Digital, Inc.*	32,232	69

Blackbaud, Inc.*	19,600	1,378

BlackLine, Inc.*	25,145	1,395

Box, Inc., Class A*	62,920	1,523

Braze, Inc., Class A*	23,601	1,103

C3.ai, Inc., Class A*	27,231	695

Cerence, Inc.*	18,145	370

Cipher Mining, Inc.*	19,005	44

Cleanspark, Inc.*	49,303	188

Clear Secure, Inc., Class A	37,047	705

CommVault Systems, Inc.*	19,836	1,341

Consensus Cloud Solutions, Inc.*	8,538	215

CoreCard Corp.*	3,245	65

Couchbase, Inc.*	15,297	262

CS Disco, Inc.*	10,003	66

CXApp, Inc.*	599	1

Digimarc Corp.*	6,395	208

Digital Turbine, Inc.*	42,772	259

Domo, Inc., Class B*	13,776	135

E2open Parent Holdings, Inc.*	74,830	340

Ebix, Inc.	11,868	117

eGain Corp.*	9,400	58

Enfusion, Inc., Class A*	17,614	158

EngageSmart, Inc.*	21,945	395

Envestnet, Inc.*	22,322	983

Everbridge, Inc.*	17,964	403

EverCommerce, Inc.*	10,401	104

Expensify, Inc., Class A*	24,559	80

Freshworks, Inc., Class A*	72,495	1,444

Instructure Holdings, Inc.*	8,545	217

Intapp, Inc.*	9,703	325

InterDigital, Inc.	12,064	968

Jamf Holding Corp.*	31,467	556

Kaltura, Inc.*	36,669	63

LivePerson, Inc.*	33,750	131

LiveRamp Holdings, Inc.*	29,684	856

LiveVox Holdings, Inc.*	9,796	33

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Software – 5.4% continued

Marathon Digital Holdings, Inc.*	76,795	$653

Matterport, Inc.*	112,375	244

MeridianLink, Inc.*	11,808	201

MicroStrategy, Inc., Class A*	4,934	1,620

Mitek Systems, Inc.*	19,577	210

Model N, Inc.*	16,783	410

N-able, Inc.*	31,417	405

NextNav, Inc.*	24,420	126

Olo, Inc., Class A*	46,354	281

ON24, Inc.	14,729	93

OneSpan, Inc.*	18,037	194

PagerDuty, Inc.*	40,017	900

PowerSchool Holdings, Inc., Class A*	24,832	563

Progress Software Corp.	19,553	1,028

PROS Holdings, Inc.*	20,107	696

Q2 Holdings, Inc.*	25,318	817

Qualys, Inc.*	16,677	2,544

Rapid7, Inc.*	26,753	1,225

Red Violet, Inc.*	5,171	103

Rimini Street, Inc.*	26,135	57

Riot Platforms, Inc.*	76,014	709

Sapiens International Corp. N.V.	13,702	390

SEMrush Holdings, Inc., Class A*	14,106	120

SolarWinds Corp.*	22,205	210

SoundHound AI, Inc., Class A*	62,503	126

SoundThinking, Inc.*	4,554	82

Sprinklr, Inc., Class A*	46,586	645

Sprout Social, Inc., Class A*	21,279	1,061

SPS Commerce, Inc.*	16,410	2,800

Tenable Holdings, Inc.*	51,021	2,286

Terawulf, Inc.*	59,069	74

Varonis Systems, Inc.*	48,633	1,485

Verint Systems, Inc.*	27,723	637

Veritone, Inc.*	11,132	29

Viant Technology, Inc., Class A*	6,500	36

Weave Communications, Inc.*	14,981	122

Workiva, Inc.*	21,927	2,222

Xperi, Inc.*	18,996	187

Yext, Inc.*	48,141	305

Zeta Global Holdings Corp., Class A*	61,952	517

Zuora, Inc., Class A*	58,757	484

		54,680

Specialized Real Estate Investment Trusts – 0.4%

Farmland Partners, Inc.	20,953	215

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	187	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Specialized Real Estate Investment Trusts – 0.4% continued

Four Corners Property Trust, Inc.	38,905	$863

Gladstone Land Corp.	15,094	215

Outfront Media, Inc.	66,421	671

PotlatchDeltic Corp.	35,318	1,603

Safehold, Inc.	19,943	355

Uniti Group, Inc.	107,271	506

		4,428

Specialty Retail – 2.5%

1-800-Flowers.com, Inc., Class A*	11,674	82

Aaron’s (The) Co., Inc.	13,334	140

Abercrombie & Fitch Co., Class A*	21,972	1,239

Academy Sports & Outdoors, Inc.	33,331	1,576

American Eagle Outfitters, Inc.	81,587	1,355

America’s Car-Mart, Inc.*	2,767	252

Arko Corp.	36,893	264

Asbury Automotive Group, Inc.*	9,307	2,141

BARK, Inc.*	61,282	73

Big 5 Sporting Goods Corp.	9,502	67

Boot Barn Holdings, Inc.*	13,384	1,087

Buckle (The), Inc.	13,625	455

Build-A-Bear Workshop, Inc.	5,767	170

Caleres, Inc.	15,603	449

Camping World Holdings, Inc., Class A	18,445	376

CarParts.com, Inc.*	23,605	97

Carvana Co.*	43,003	1,805

Cato (The) Corp., Class A	7,629	58

Chico’s FAS,Inc.*	52,518	393

Children’s Place (The), Inc.*	5,376	145

Designer Brands, Inc., Class A	22,201	281

Destination XL Group, Inc.*	24,750	111

Duluth Holdings, Inc., Class B*	6,382	38

Envela Corp.*	2,668	13

EVgo, Inc.*	47,433	160

Foot Locker, Inc.	36,961	641

Genesco, Inc.*	5,438	168

Group 1 Automotive, Inc.	6,227	1,673

GrowGeneration Corp.*	25,933	76

Guess?, Inc.	12,943	280

Haverty Furniture Cos., Inc.	6,541	188

Hibbett, Inc.	5,534	263

J Jill, Inc.*	2,165	64

Lands’ End, Inc.*	6,587	49

Lazydays Holdings, Inc.*	5,710	43

Leslie’s, Inc.*	79,994	453

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Specialty Retail – 2.5% continued

MarineMax, Inc.*	9,612	$315

Monro, Inc.	13,753	382

National Vision Holdings, Inc.*	34,422	557

ODP (The) Corp.*	14,888	687

OneWater Marine, Inc., Class A*	5,160	132

Overstock.com, Inc.*	19,906	315

PetMed Express, Inc.	9,157	94

Rent the Runway, Inc., Class A*	23,207	16

Revolve Group, Inc.*	18,515	252

Sally Beauty Holdings, Inc.*	48,343	405

Shoe Carnival, Inc.	8,456	203

Signet Jewelers Ltd.	19,888	1,428

Sleep Number Corp.*	9,624	237

Sonic Automotive, Inc., Class A	7,063	337

Sportsman’s Warehouse Holdings, Inc.*	16,834	76

Stitch Fix, Inc., Class A*	37,786	130

ThredUp, Inc., Class A*	32,355	130

Tile Shop Holdings, Inc.*	12,937	71

Tilly’s, Inc., Class A*	9,924	81

Torrid Holdings, Inc.*	4,647	10

Upbound Group, Inc.	24,798	730

Urban Outfitters, Inc.*	28,708	938

Warby Parker, Inc., Class A*	38,197	503

Winmark Corp.	1,280	478

Zumiez, Inc.*	7,112	127

		25,359

Technology Hardware, Storage & Peripherals – 0.9%

Avid Technology, Inc.*	15,168	407

CompoSecure, Inc.*	6,918	45

Corsair Gaming, Inc.*	16,650	242

CPI Card Group, Inc.*	1,771	33

Eastman Kodak Co.*	25,428	107

Immersion Corp.	13,960	92

Intevac, Inc.*	11,604	36

IonQ, Inc.*	71,837	1,069

Super Micro Computer, Inc.*	20,805	5,705

Turtle Beach Corp.*	6,921	63

Xerox Holdings Corp.	51,675	811

		8,610

Textiles, Apparel & Luxury Goods – 0.5%

Allbirds, Inc., Class A*	41,841	46

Figs, Inc., Class A*	57,740	341

Fossil Group, Inc.*	20,709	43

See Notes to the Financial Statements.

EQUITY FUNDS	188	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Textiles, Apparel & Luxury Goods – 0.5% continued

G-III Apparel Group Ltd.*	18,627	$464

Hanesbrands, Inc.	158,537	628

Kontoor Brands, Inc.	25,325	1,112

Movado Group, Inc.	6,853	187

Oxford Industries, Inc.	6,727	647

Rocky Brands, Inc.	3,058	45

Steven Madden Ltd.	33,544	1,066

Vera Bradley, Inc.*	11,595	76

Wolverine World Wide, Inc.	35,116	283

		4,938

Tobacco – 0.1%

Ispire Technology, Inc.*	1,199	11

Turning Point Brands, Inc.	7,693	178

Universal Corp.	10,792	509

Vector Group Ltd.	65,219	694

		1,392

Trading Companies & Distributors – 2.0%

Alta Equipment Group, Inc.	10,318	124

Applied Industrial Technologies, Inc.	17,297	2,674

Beacon Roofing Supply, Inc.*	24,094	1,859

BlueLinx Holdings, Inc.*	3,923	322

Boise Cascade Co.	17,762	1,830

Custom Truck One Source, Inc.*	25,436	158

Distribution Solutions Group, Inc.*	4,055	105

DXP Enterprises, Inc.*	6,347	222

EVI Industries, Inc.*	2,238	55

FTAI Aviation Ltd.	44,513	1,582

GATX Corp.	15,857	1,726

Global Industrial Co.	6,023	202

GMS, Inc.*	18,481	1,182

H&E Equipment Services, Inc.	14,439	624

Herc Holdings, Inc.	12,618	1,501

Hudson Technologies, Inc.*	20,125	268

Karat Packaging, Inc.	2,545	59

McGrath RentCorp	11,095	1,112

MRC Global, Inc.*	37,878	388

NOW, Inc.*	47,162	560

Rush Enterprises, Inc., Class A	27,920	1,140

Rush Enterprises, Inc., Class B	4,068	184

Textainer Group Holdings Ltd.	18,957	706

Titan Machinery, Inc.*	9,249	246

Transcat, Inc.*	3,314	325

Veritiv Corp.	5,891	995

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.4% continued

Trading Companies & Distributors – 2.0% continued

Willis Lease Finance Corp.*	1,562	$66

Xometry, Inc., Class A*	15,289	260

		20,475

Water Utilities – 0.5%

American States Water Co.	16,529	1,301

Artesian Resources Corp., Class A	4,234	178

Cadiz, Inc.*	17,948	60

California Water Service Group	26,026	1,231

Consolidated Water Co. Ltd.	6,720	191

Global Water Resources, Inc.	4,926	48

Middlesex Water Co.	7,883	522

Pure Cycle Corp.*	9,066	87

SJW Group	14,403	866

York Water (The) Co.	6,278	235

		4,719

Wireless Telecommunication Services – 0.2%

Gogo, Inc.*	29,948	357

Shenandoah Telecommunications Co.	21,882	451

Spok Holdings, Inc.	8,122	116

Telephone and Data Systems, Inc.	43,977	805

Tingo Group, Inc.*	54,007	56

		1,785

Total Common Stocks

(Cost $746,467)		1,004,938

RIGHTS – 0.0%

Biotechnology – 0.0%

Aduro Biotech, Inc. (Contingent Value Rights)(1) *	7,412	—

Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	26,398	—

Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	398	—

Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	5,175	42

		42

Total Rights

(Cost $40)		42

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	189	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

OTHER – 0.0%

Escrow DLB Oil & Gas, Inc.(1) *	1,200	$—

Escrow Petrocorp, Inc.(1) *	420	—

Total Other

(Cost $—)		—

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	2,622,350	2,622

Total Investment Companies

(Cost $2,622)		2,622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 5.27%, 10/26/23(6) (7)	$430	$428

Total Short-Term Investments

(Cost $428)		428

Total Investments – 99.8%

(Cost $749,557)		1,008,030

Other Assets less Liabilities – 0.2%		2,505

NET ASSETS – 100.0%		$1,010,535

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of this restricted illiquid security amounted to approximately $42,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—

Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(5)	7-day current yield as of September 30, 2023 is disclosed.

(6)	Discount rate at the time of purchase.

(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	57	$5,126	Long	12/23	$(33)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	99.4%

Rights	0.0%

Other	0.0%

Investment Companies	0.3%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	190	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Biotechnology	$66,394	$ —	$ 3	$66,397

All Other Industries(1)	938,541	—	—	938,541

Total Common Stocks	1,004,935	—	3	1,004,938

Rights	—	—	42	42

Investment Companies	2,622	—	—	2,622

Short-Term Investments	—	428	—	428

Total Investments	$1,007,557	$428	$45	$1,008,030

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(33)	$ —	$—	$(33)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	191	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.5%

Aerospace & Defense – 0.8%

AAR Corp.*	59,866	$3,564

Moog, Inc., Class A	67,459	7,620

Triumph Group, Inc.*	33,951	260

		11,444

Automobile Components – 1.1%

Adient PLC*	131,290	4,818

American Axle & Manufacturing Holdings, Inc.*	16,182	118

Dana, Inc.	41,622	611

Goodyear Tire & Rubber (The) Co.*	360,826	4,485

Modine Manufacturing Co.*	51,593	2,360

Patrick Industries, Inc.	3,202	240

Standard Motor Products, Inc.	129,572	4,356

		16,988

Automobiles – 0.0%

Winnebago Industries, Inc.	4,314	257

Banks – 14.7%

1st Source Corp.	18,985	799

Amalgamated Financial Corp.	49,818	858

Atlantic Union Bankshares Corp.	143,403	4,127

Axos Financial, Inc.*	160,171	6,064

BancFirst Corp.	98,081	8,507

Bancorp (The), Inc.*	89,217	3,078

Banner Corp.	61,679	2,614

Berkshire Hills Bancorp, Inc.	68,789	1,379

Brookline Bancorp, Inc.	166,926	1,521

Cadence Bank	208,698	4,429

Cathay General Bancorp	194,645	6,766

Central Pacific Financial Corp.	75,054	1,252

City Holding Co.	104,356	9,429

Civista Bancshares, Inc.	25,193	390

CNB Financial Corp.	32,458	588

Community Trust Bancorp, Inc.	134,603	4,611

ConnectOne Bancorp, Inc.	56,228	1,003

Customers Bancorp, Inc.*	16,907	582

CVB Financial Corp.	206,439	3,421

Dime Community Bancshares, Inc.	27,972	558

Enterprise Financial Services Corp.	90,587	3,397

Financial Institutions, Inc.	61,256	1,031

First Bancorp	37,137	1,045

First BanCorp (New York Exchange)	791,203	10,650

First Business Financial Services, Inc.	29,258	878

First Commonwealth Financial Corp.	264,016	3,224

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Banks – 14.7% continued

First Community Bankshares, Inc.	25,345	$746

First Financial Bancorp	208,591	4,088

First Financial Corp.	100,480	3,397

First Hawaiian, Inc.	17,992	325

First Merchants Corp.	97,483	2,712

First Mid Bancshares, Inc.	26,575	706

Fulton Financial Corp.	205,109	2,484

German American Bancorp, Inc.	4,178	113

Glacier Bancorp, Inc.	55,711	1,588

Great Southern Bancorp, Inc.	36,154	1,732

Hancock Whitney Corp.	138,338	5,117

Heritage Financial Corp.	68,156	1,112

Hilltop Holdings, Inc.	127,873	3,626

Home Bancorp, Inc.	14,064	448

Home BancShares, Inc.	376,102	7,876

Horizon Bancorp, Inc.	62,047	663

Independent Bank Corp.	149,558	7,342

Independent Bank Corp. (NASDAQ Exchange)	34,333	630

International Bancshares Corp.	134,622	5,834

Lakeland Bancorp, Inc.	270,565	3,414

Lakeland Financial Corp.	131,867	6,258

Luther Burbank Corp.	75,058	630

Mercantile Bank Corp.	25,231	780

Metropolitan Bank Holding Corp.*	11,758	427

NBT Bancorp, Inc.	209,996	6,655

OFG Bancorp	123,287	3,681

Old Second Bancorp, Inc.	42,503	578

Pacific Premier Bancorp, Inc.	130,084	2,831

Park National Corp.	33,525	3,169

Pathward Financial, Inc.	3,894	179

Peapack-Gladstone Financial Corp.	32,068	823

Preferred Bank	35,608	2,217

Premier Financial Corp.	29,786	508

QCR Holdings, Inc.	22,359	1,085

Renasant Corp.	90,950	2,382

Republic Bancorp, Inc., Class A	26,503	1,167

S&T Bancorp, Inc.	5,509	149

Sandy Spring Bancorp, Inc.	93,135	1,996

Sierra Bancorp	112,928	2,141

Southern Missouri Bancorp, Inc.	14,671	568

Southside Bancshares, Inc.	38,795	1,113

SouthState Corp.	102,967	6,936

Summit Financial Group, Inc.	20,648	465

See Notes to the Financial Statements.

EQUITY FUNDS	192	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Banks – 14.7% continued

Texas Capital Bancshares, Inc.*	55,770	$3,285

TriCo Bancshares	125,870	4,032

TrustCo Bank Corp. NY	52,540	1,434

Trustmark Corp.	156,962	3,411

UMB Financial Corp.	60,994	3,785

United Community Banks, Inc.	303,772	7,719

Univest Financial Corp.	67,854	1,179

Veritex Holdings, Inc.	73,575	1,321

Washington Federal, Inc.	195,480	5,008

WesBanco, Inc.	156,687	3,826

Westamerica BanCorp	3,801	164

WSFS Financial Corp.	173,955	6,349

		224,405

Beverages – 0.0%

Duckhorn Portfolio (The), Inc.*	16,276	167

Primo Water Corp.	22,714	313

		480

Biotechnology – 2.3%

4D Molecular Therapeutics, Inc.*	17,369	221

ADMA Biologics, Inc.*	31,398	112

Agios Pharmaceuticals, Inc.*	48,054	1,189

Akero Therapeutics, Inc.*	38,916	1,968

Arcellx, Inc.*	6,779	243

Arcturus Therapeutics Holdings, Inc.*	17,624	450

Arcus Biosciences, Inc.*	9,586	172

Ardelyx, Inc.*	32,099	131

Bioxcel Therapeutics, Inc.*	3,739	9

Bluebird Bio, Inc.*	55,572	169

Bridgebio Pharma, Inc.*	83,819	2,210

Caribou Biosciences, Inc.*	32,046	153

Catalyst Pharmaceuticals, Inc.*	275,227	3,217

Celldex Therapeutics, Inc.*	50,215	1,382

Chimerix, Inc.*	517,852	497

Cogent Biosciences, Inc.*	11,966	117

Crinetics Pharmaceuticals, Inc.*	7,632	227

Cytokinetics, Inc.*	71,312	2,101

Dyne Therapeutics, Inc.*	8,891	80

Editas Medicine, Inc.*	47,810	373

Fate Therapeutics, Inc.*	398,203	844

Geron Corp.*	402,860	854

Icosavax, Inc.*	32,986	256

Ideaya Biosciences, Inc.*	46,249	1,248

Intellia Therapeutics, Inc.*	96,165	3,041

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Biotechnology – 2.3% continued

iTeos Therapeutics, Inc.*	11,119	$122

Janux Therapeutics, Inc.*	21,847	220

KalVista Pharmaceuticals, Inc.*	22,671	218

Kiniksa Pharmaceuticals Ltd., Class A*	16,847	293

Kura Oncology, Inc.*	11,270	103

Kymera Therapeutics, Inc.*	7,813	109

Lexicon Pharmaceuticals, Inc.*	125,773	137

MacroGenics, Inc.*	206,955	964

Monte Rosa Therapeutics, Inc.*	117,718	564

Myriad Genetics, Inc.*	134,261	2,153

Nurix Therapeutics, Inc.*	24,777	195

Nuvalent, Inc., Class A*	26,835	1,234

Omniab, Inc.(1) *	6,939	2

Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	4

PDL BioPharma, Inc.(1) *	1,029,654	230

Point Biopharma Global, Inc.*	14,930	100

Protagonist Therapeutics, Inc.*	29,898	499

PTC Therapeutics, Inc.*	10,480	235

REGENXBIO, Inc.*	13,531	223

Replimune Group, Inc.*	8,520	146

Rhythm Pharmaceuticals, Inc.*	9,551	219

Rocket Pharmaceuticals, Inc.*	11,620	238

Sage Therapeutics, Inc.*	86,260	1,775

Syndax Pharmaceuticals, Inc.*	10,298	149

Tenaya Therapeutics, Inc.*	44,369	113

Twist Bioscience Corp.*	29,844	605

Tyra Biosciences, Inc.*	22,227	306

Veracyte, Inc.*	10,230	228

Verve Therapeutics, Inc.*	32,342	429

Vir Biotechnology, Inc.*	97,286	912

Xencor, Inc.*	48,844	984

		34,973

Building Products – 0.9%

American Woodmark Corp.*	2,348	178

Apogee Enterprises, Inc.	37,639	1,772

AZZ, Inc.	39,426	1,797

Gibraltar Industries, Inc.*	10,765	727

JELD-WEN Holding, Inc.*	12,004	160

UFP Industries, Inc.	85,284	8,733

Zurn Elkay Water Solutions Corp.	34,898	978

		14,345

Capital Markets – 0.5%

Assetmark Financial Holdings, Inc.*	10,442	262

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	193	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Capital Markets – 0.5% continued

BGC Group, Inc., Class A	47,815	$252

Brightsphere Investment Group, Inc.	5,853	114

Donnelley Financial Solutions, Inc.*	52,734	2,968

Hercules Capital, Inc.	20,251	333

Piper Sandler Cos.	1,936	281

StoneX Group, Inc.*	26,535	2,572

Victory Capital Holdings, Inc., Class A	9,449	315

Virtu Financial, Inc., Class A	13,480	233

Virtus Investment Partners, Inc.	1,022	206

		7,536

Chemicals – 1.8%

AdvanSix, Inc.	3,894	121

American Vanguard Corp.	150,045	1,640

Ecovyst, Inc.*	16,974	167

Hawkins, Inc.	30,134	1,773

Innospec, Inc.	104,224	10,652

Mativ Holdings, Inc.	14,748	210

Minerals Technologies, Inc.	129,116	7,071

Sensient Technologies Corp.	94,277	5,513

Tronox Holdings PLC	22,140	298

		27,445

Commercial Services & Supplies – 1.3%

ABM Industries, Inc.	127,581	5,105

Ennis, Inc.	228,943	4,858

GEO Group (The), Inc.*	17,538	143

Heritage-Crystal Clean, Inc.*	3,440	156

HNI Corp.	5,843	202

Matthews International Corp., Class A	26,256	1,022

NL Industries, Inc.	41,262	196

UniFirst Corp.	47,504	7,744

		19,426

Communications Equipment – 0.5%

Digi International, Inc.*	125,569	3,390

NETGEAR, Inc.*	26,895	339

NetScout Systems, Inc.*	115,772	3,244

		6,973

Construction & Engineering – 1.6%

Arcosa, Inc.	115,806	8,326

EMCOR Group, Inc.	48,163	10,133

Granite Construction, Inc.	6,177	235

Primoris Services Corp.	84,548	2,767

Sterling Infrastructure, Inc.*	44,008	3,234

		24,695

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Construction Materials – 0.7%

Summit Materials, Inc., Class A*	338,630	$10,545

Consumer Finance – 1.9%

Encore Capital Group, Inc.*	131,278	6,270

Enova International, Inc.*	110,739	5,633

FirstCash Holdings, Inc.	6,540	656

Green Dot Corp., Class A*	7,426	103

Navient Corp.	274,053	4,719

Nelnet, Inc., Class A	77,988	6,966

PROG Holdings, Inc.*	44,681	1,484

Regional Management Corp.	17,370	481

World Acceptance Corp.*	21,254	2,701

		29,013

Consumer Staples Distribution & Retail – 1.6%

Andersons (The), Inc.	284,120	14,635

Ingles Markets, Inc., Class A	49,491	3,728

PriceSmart, Inc.	11,690	870

SpartanNash Co.	71,927	1,582

United Natural Foods, Inc.*	8,452	120

Weis Markets, Inc.	62,754	3,954

		24,889

Containers & Packaging – 0.0%

O-I Glass, Inc.*	21,805	365

Pactiv Evergreen, Inc.	25,184	205

		570

Diversified Consumer Services – 0.2%

Adtalem Global Education, Inc.*	6,420	275

Laureate Education, Inc.	177,697	2,506

Perdoceo Education Corp.	9,488	162

Strategic Education, Inc.	3,454	260

		3,203

Diversified Real Estate Investment Trusts – 1.2%

Alpine Income Property Trust, Inc.	19,234	315

American Assets Trust, Inc.	139,334	2,710

Armada Hoffler Properties, Inc.	209,228	2,142

Broadstone Net Lease, Inc.	139,934	2,001

Empire State Realty Trust, Inc., Class A	374,944	3,014

Essential Properties Realty Trust, Inc.	231,893	5,016

One Liberty Properties, Inc.	139,523	2,633

		17,831

Diversified Telecommunication Services – 0.6%

Bandwidth, Inc., Class A*	12,324	139

IDT Corp., Class B*	3,383	74

See Notes to the Financial Statements.

EQUITY FUNDS	194	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Diversified Telecommunication Services – 0.6% continued

Iridium Communications, Inc.	161,434	$7,344

Lumen Technologies, Inc.*	1,326,290	1,883

		9,440

Electric Utilities – 1.9%

MGE Energy, Inc.	61,088	4,185

Otter Tail Corp.	177,354	13,465

PNM Resources, Inc.	187,415	8,361

Portland General Electric Co.	74,309	3,008

		29,019

Electrical Equipment – 1.6%

Encore Wire Corp.	81,529	14,876

EnerSys	84,547	8,004

Preformed Line Products Co.	11,345	1,844

Thermon Group Holdings, Inc.*	4,733	130

		24,854

Electronic Equipment, Instruments & Components – 3.4%

Arlo Technologies, Inc.*	58,997	608

Belden, Inc.	19,590	1,891

ePlus, Inc.*	24,920	1,583

Insight Enterprises, Inc.*	79,913	11,627

Kimball Electronics, Inc.*	35,778	980

Methode Electronics, Inc.	52,578	1,201

PC Connection, Inc.	216,458	11,555

Plexus Corp.*	17,726	1,648

Sanmina Corp.*	162,857	8,840

ScanSource, Inc.*	35,815	1,086

TTM Technologies, Inc.*	159,030	2,048

Vishay Intertechnology, Inc.	344,715	8,521

Vishay Precision Group, Inc.*	17,962	603

		52,191

Energy Equipment & Services – 1.5%

Archrock, Inc.	215,334	2,713

DMC Global, Inc.*	8,024	196

Helmerich & Payne, Inc.	127,895	5,392

Liberty Energy, Inc.	96,681	1,790

Nabors Industries Ltd.*	3,969	489

Newpark Resources, Inc.*	405,635	2,803

Oil States International, Inc.*	59,626	499

Patterson-UTI Energy, Inc.	164,937	2,283

ProFrac Holding Corp., Class A*	65,323	711

ProPetro Holding Corp.*	363,833	3,867

RPC, Inc.	117,796	1,053

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Energy Equipment & Services – 1.5% continued

Solaris Oilfield Infrastructure, Inc., Class A	13,198	$141

U.S. Silica Holdings, Inc.*	31,105	437

		22,374

Financial Services – 2.2%

Alerus Financial Corp.	24,496	445

Enact Holdings, Inc.	22,825	622

Essent Group Ltd.	95,952	4,538

Finance of America Cos., Inc., Class A*	72,532	93

Merchants Bancorp	6,108	169

Mr Cooper Group, Inc.*	130,369	6,983

NMI Holdings, Inc., Class A*	33,806	916

Pagseguro Digital Ltd., Class A*	29,545	254

PennyMac Financial Services, Inc.	112,312	7,480

Radian Group, Inc.	335,976	8,436

Walker & Dunlop, Inc.	54,020	4,010

		33,946

Food Products – 0.8%

Adecoagro S.A.	15,141	177

Alico, Inc.	10,718	267

B&G Foods, Inc.	17,835	176

Fresh Del Monte Produce, Inc.	71,971	1,860

Hostess Brands, Inc.*	218,271	7,271

Seneca Foods Corp., Class A*	10,767	580

TreeHouse Foods, Inc.*	58,495	2,549

		12,880

Gas Utilities – 0.8%

Chesapeake Utilities Corp.	28,838	2,819

New Jersey Resources Corp.	4,501	183

ONE Gas, Inc.	72,791	4,970

Southwest Gas Holdings, Inc.	30,870	1,865

Spire, Inc.	37,159	2,102

		11,939

Ground Transportation – 1.2%

ArcBest Corp.	137,318	13,958

Heartland Express, Inc.	11,158	164

Universal Logistics Holdings, Inc.	3,714	93

Werner Enterprises, Inc.	86,050	3,352

		17,567

Health Care Equipment & Supplies – 1.5%

Artivion, Inc.*	6,908	105

Avanos Medical, Inc.*	14,532	294

Embecta Corp.	8,081	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	195	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Health Care Equipment & Supplies – 1.5% continued

Integer Holdings Corp.*	50,632	$3,971

Lantheus Holdings, Inc.*	92,337	6,415

LivaNova PLC*	16,729	885

Merit Medical Systems,Inc.*	17,789	1,228

Nano-X Imaging Ltd.*	36,592	240

Neogen Corp.*	377,552	7,000

UFP Technologies, Inc.*	1,298	209

Varex Imaging Corp.*	66,924	1,257

Zimvie, Inc.*	72,565	683

		22,409

Health Care Providers & Services – 2.0%

Accolade, Inc.*	82,278	870

AdaptHealth Corp.*	19,033	173

Addus HomeCare Corp.*	5,032	429

ATI Physical Therapy, Inc.(2) *	1	—

Brookdale Senior Living, Inc.*	124,879	517

Castle Biosciences, Inc.*	8,283	140

Community Health Systems, Inc.*	70,351	204

Cross Country Healthcare, Inc.*	10,659	264

Fulgent Genetics, Inc.*	9,243	247

Innovage Holding Corp.*	192,988	1,156

LifeStance Health Group, Inc.*	167,733	1,152

National HealthCare Corp.	64,629	4,135

NeoGenomics, Inc.*	197,694	2,432

OPKO Health, Inc.*	403,503	646

Option Care Health, Inc.*	188,069	6,084

Owens & Minor, Inc.*	109,625	1,771

Patterson Cos., Inc.	254,270	7,537

PetIQ, Inc.*	9,177	181

Premier, Inc., Class A	20,340	437

Select Medical Holdings Corp.	39,716	1,004

Surgery Partners, Inc.*	33,274	973

		30,352

Health Care Real Estate Investment Trusts – 1.1%

CareTrust REIT, Inc.	200,321	4,107

LTC Properties, Inc.	98,399	3,161

National Health Investors, Inc.	108,054	5,550

Physicians Realty Trust	361,431	4,406

		17,224

Health Care Technology – 0.9%

American Well Corp., Class A*	47,146	55

Computer Programs and Systems, Inc.*	25,060	399

Evolent Health, Inc., Class A*	102,451	2,790

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Health Care Technology – 0.9% continued

HealthStream, Inc.	9,556	$206

Multiplan Corp.*	109,470	184

NextGen Healthcare, Inc.*	159,607	3,787

Sharecare, Inc.*	186,657	176

Veradigm, Inc.*	410,495	5,394

		12,991

Hotel & Resort Real Estate Investment Trusts – 1.5%

Apple Hospitality REIT, Inc.	162,226	2,488

Chatham Lodging Trust	44,175	423

DiamondRock Hospitality Co.	458,143	3,679

RLJ Lodging Trust	144,039	1,410

Ryman Hospitality Properties, Inc.	66,002	5,497

Service Properties Trust	393,741	3,028

Summit Hotel Properties, Inc.	96,747	561

Sunstone Hotel Investors, Inc.	504,929	4,721

Xenia Hotels & Resorts, Inc.	119,120	1,403

		23,210

Hotels, Restaurants & Leisure – 0.7%

Bloomin’ Brands, Inc.	12,402	305

Brinker International, Inc.*	6,225	197

International Game Technology PLC	216,671	6,569

Jack in the Box, Inc.	2,909	201

Life Time Group Holdings, Inc.*	27,551	419

RCI Hospitality Holdings, Inc.	12,935	785

Red Rock Resorts, Inc., Class A	39,759	1,630

		10,106

Household Durables – 4.5%

Beazer Homes U.S.A., Inc.*	174,026	4,335

Century Communities, Inc.	80,262	5,360

Ethan Allen Interiors, Inc.	167,630	5,012

Green Brick Partners, Inc.*	6,504	270

Helen of Troy Ltd.*	32,111	3,743

Hooker Furnishings Corp.	91,647	1,783

KB Home	166,288	7,696

La-Z-Boy, Inc.	6,094	188

M/I Homes, Inc.*	43,768	3,678

MDC Holdings, Inc.	10,253	423

Meritage Homes Corp.	77,689	9,508

Taylor Morrison Home Corp.*	294,550	12,551

Tri Pointe Homes, Inc.*	534,385	14,615

		69,162

Household Products – 0.1%

Central Garden & Pet Co., Class A*	27,420	1,099

See Notes to the Financial Statements.

EQUITY FUNDS	196	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Independent Power & Renewable Electricity Producers – 0.1%

Ormat Technologies, Inc.	17,014	$1,190

Industrial Real Estate Investment Trusts – 1.1%

Innovative Industrial Properties, Inc.	56,319	4,261

LXP Industrial Trust	570,357	5,076

Terreno Realty Corp.	129,908	7,379

		16,716

Insurance – 4.5%

American Equity Investment Life Holding Co.	413,874	22,200

Argo Group International Holdings Ltd.	36,020	1,075

CNO Financial Group, Inc.	595,482	14,131

Donegal Group, Inc., Class A	33,582	479

Employers Holdings, Inc.	262,661	10,493

Enstar Group Ltd.*	17,712	4,286

Genworth Financial, Inc., Class A*	639,408	3,747

James River Group Holdings Ltd.	5,291	81

Oscar Health, Inc., Class A*	95,691	533

Selective Insurance Group, Inc.	86,196	8,893

Skyward Specialty Insurance Group, Inc.*	5,320	145

Stewart Information Services Corp.	37,436	1,640

United Fire Group, Inc.	53,672	1,060

		68,763

Interactive Media & Services – 0.5%

Cars.com, Inc.*	9,409	158

DHI Group, Inc.*	76,030	233

Ziff Davis, Inc.*	110,491	7,037

		7,428

Leisure Products – 0.7%

Acushnet Holdings Corp.	89,701	4,758

Topgolf Callaway Brands Corp.*	183,175	2,535

Vista Outdoor, Inc.*	81,970	2,715

		10,008

Life Sciences Tools & Services – 0.3%

BioLife Solutions, Inc.*	7,315	101

CryoPort, Inc.*	6,434	88

Harvard Bioscience, Inc.*	56,842	245

Nautilus Biotechnology, Inc.*	65,209	206

Pacific Biosciences of California, Inc.*	427,218	3,567

Quanterix Corp.*	24,820	674

SomaLogic, Inc.*	124,700	298

		5,179

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Machinery – 1.9%

Alamo Group, Inc.	26,762	$4,626

Barnes Group, Inc.	116,222	3,948

Chart Industries, Inc.*	24,049	4,067

Columbus McKinnon Corp.	66,153	2,309

EnPro Industries, Inc.	10,261	1,244

Kennametal, Inc.	11,375	283

Mueller Industries, Inc.	8,033	604

Standex International Corp.	77,464	11,286

Terex Corp.	9,535	549

Wabash National Corp.	6,735	142

		29,058

Marine Transportation – 0.4%

Costamare, Inc.	100,475	967

Golden Ocean Group Ltd.	28,321	223

Matson, Inc.	57,854	5,133

Star Bulk Carriers Corp.	14,533	280

		6,603

Media – 1.3%

Integral Ad Science Holding Corp.*	21,886	260

PubMatic, Inc., Class A*	6,030	73

Scholastic Corp.	125,070	4,770

Sinclair, Inc.	5,546	62

Stagwell, Inc.*	16,174	76

TEGNA, Inc.	1,015,764	14,800

Thryv Holdings, Inc.*	4,870	92

		20,133

Metals & Mining – 2.4%

Alpha Metallurgical Resources, Inc.	2,045	531

Arch Resources, Inc.	2,638	450

Carpenter Technology Corp.	6,852	461

Commercial Metals Co.	420,163	20,760

Ferroglobe PLC*	26,477	138

Materion Corp.	61,881	6,306

Ryerson Holding Corp.	59,083	1,719

Schnitzer Steel Industries, Inc., Class A	68,629	1,911

Warrior Met Coal, Inc.	81,023	4,139

Worthington Industries, Inc.	7,022	434

		36,849

Mortgage Real Estate Investment Trusts – 1.3%

Blackstone Mortgage Trust, Inc., Class A	224,816	4,890

Franklin BSP Realty Trust, Inc.	268,037	3,549

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	197	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Mortgage Real Estate Investment Trusts – 1.3% continued

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	158,604	$3,362

Ladder Capital Corp.	379,680	3,895

Ready Capital Corp.	357,239	3,612

		19,308

Multi-Utilities – 1.0%

Avista Corp.	99,426	3,219

Black Hills Corp.	140,606	7,113

Northwestern Energy Group, Inc.	84,694	4,070

Unitil Corp.	31,059	1,327

		15,729

Office Real Estate Investment Trusts – 0.5%

Brandywine Realty Trust	155,280	705

COPT Defense Properties	208,514	4,969

Paramount Group, Inc.	196,587	908

Piedmont Office Realty Trust, Inc., Class A	111,903	629

		7,211

Oil, Gas & Consumable Fuels – 8.6%

Amplify Energy Corp.*	36,363	267

Ardmore Shipping Corp.	23,853	310

Berry Corp.	299,031	2,452

California Resources Corp.	150,241	8,415

Callon Petroleum Co.*	57,486	2,249

Chord Energy Corp.	48,381	7,841

Civitas Resources, Inc.	166,309	13,449

Clean Energy Fuels Corp.*	284,817	1,091

CNX Resources Corp.*	304,551	6,877

Comstock Resources, Inc.	114,012	1,257

CONSOL Energy, Inc.	19,184	2,013

Delek U.S. Holdings, Inc.	131,206	3,728

DHT Holdings, Inc.	698,886	7,198

Dorian LPG Ltd.	5,700	164

Earthstone Energy, Inc., Class A*	101,380	2,052

Golar LNG Ltd.	15,147	367

Green Plains, Inc.*	190,191	5,725

Hallador Energy Co.*	18,295	264

International Seaways, Inc.	65,890	2,965

Kinetik Holdings, Inc.	20,155	680

Matador Resources Co.	167,973	9,991

Murphy Oil Corp.	194,800	8,834

Nordic American Tankers Ltd.	29,495	121

Northern Oil and Gas, Inc.	37,757	1,519

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Oil, Gas & Consumable Fuels – 8.6% continued

Overseas Shipholding Group, Inc., Class A*	32,153	$141

Par Pacific Holdings, Inc.*	33,302	1,197

PBF Energy, Inc., Class A	124,072	6,642

Peabody Energy Corp.	394,147	10,244

Permian Resources Corp.	337,651	4,714

REX American Resources Corp.*	40,589	1,653

Riley Exploration Permian, Inc.	11,143	354

Ring Energy, Inc.*	80,173	156

Scorpio Tankers, Inc.	85,455	4,625

SM Energy Co.	114,601	4,544

Talos Energy, Inc.*	33,923	558

Teekay Corp.*	53,017	327

Teekay Tankers Ltd., Class A	94,539	3,936

Uranium Energy Corp.*	154,227	794

Vital Energy, Inc.*	6,908	383

W&T Offshore, Inc.*	136,660	599

		130,696

Personal Care Products – 0.0%

Edgewell Personal Care Co.	7,263	269

Nu Skin Enterprises, Inc., Class A	6,981	148

		417

Pharmaceuticals – 1.3%

Amneal Pharmaceuticals, Inc.*	127,675	539

Amphastar Pharmaceuticals, Inc.*	8,326	383

ANI Pharmaceuticals, Inc.*	5,459	317

Enliven Therapeutics, Inc.*	5,808	79

Fulcrum Therapeutics, Inc.*	32,252	143

Innoviva, Inc.*	9,857	128

Intra-Cellular Therapies, Inc.*	58,489	3,047

Ligand Pharmaceuticals, Inc.*	22,907	1,372

Phibro Animal Health Corp., Class A	9,810	125

Prestige Consumer Healthcare, Inc.*	146,140	8,358

Supernus Pharmaceuticals, Inc.*	155,738	4,294

Taro Pharmaceutical Industries Ltd.*	5,309	200

Theravance Biopharma, Inc.*	19,703	170

		19,155

Professional Services – 1.0%

ASGN, Inc.*	7,049	576

Barrett Business Services, Inc.	26,426	2,385

ICF International, Inc.	64,639	7,809

See Notes to the Financial Statements.

EQUITY FUNDS	198	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Professional Services – 1.0% continued

Korn Ferry	75,396	$3,577

Resources Connection, Inc.	50,612	754

		15,101

Real Estate Management & Development – 0.1%

Marcus & Millichap, Inc.	33,627	986

Newmark Group, Inc., Class A	138,669	892

RMR Group (The), Inc., Class A	6,486	159

		2,037

Residential Real Estate Investment Trusts – 0.4%

BRT Apartments Corp.	35,026	605

Centerspace	29,508	1,778

Veris Residential, Inc.	201,989	3,333

		5,716

Retail Real Estate Investment Trusts – 1.4%

Agree Realty Corp.	56,263	3,108

Getty Realty Corp.	81,935	2,272

Kite Realty Group Trust	294,948	6,318

RPT Realty	191,450	2,022

SITE Centers Corp.	364,175	4,490

Urban Edge Properties	163,368	2,493

Whitestone REIT	64,049	617

		21,320

Semiconductors & Semiconductor Equipment – 3.2%

Amkor Technology, Inc.	460,636	10,411

AXT, Inc.*	58,487	140

Cohu, Inc.*	91,689	3,158

Diodes, Inc.*	73,136	5,766

Onto Innovation, Inc.*	56,416	7,194

Photronics, Inc.*	413,266	8,352

Rambus, Inc.*	216,692	12,089

Semtech Corp.*	84,825	2,184

		49,294

Software – 0.0%

Ebix, Inc.	49,682	491

Specialized Real Estate Investment Trusts – 1.0%

Farmland Partners, Inc.	42,765	439

Four Corners Property Trust, Inc.	159,127	3,531

PotlatchDeltic Corp.	232,410	10,549

		14,519

Specialty Retail – 2.9%

Aaron’s (The) Co., Inc.	72,531	759

Academy Sports & Outdoors, Inc.	11,039	522

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Specialty Retail – 2.9% continued

American Eagle Outfitters, Inc.	26,473	$440

Asbury Automotive Group, Inc.*	16,712	3,845

Buckle (The), Inc.	69,775	2,330

Destination XL Group, Inc.*	32,702	146

Foot Locker, Inc.	13,183	229

Genesco, Inc.*	7,547	233

Group 1 Automotive, Inc.	42,833	11,510

Guess?, Inc.	7,692	166

Haverty Furniture Cos., Inc.	161,043	4,635

Lands’ End, Inc.*	46,368	346

ODP (The) Corp.*	179,308	8,275

Shoe Carnival, Inc.	152,719	3,670

Signet Jewelers Ltd.	6,419	461

Sleep Number Corp.*	11,490	282

Sonic Automotive, Inc., Class A	110,698	5,287

Torrid Holdings, Inc.*	54,222	120

Urban Outfitters, Inc.*	13,021	426

		43,682

Textiles, Apparel & Luxury Goods – 0.4%

Figs, Inc., Class A*	134,318	792

Movado Group, Inc.	98,985	2,707

Oxford Industries, Inc.	26,376	2,536

Rocky Brands, Inc.	10,694	157

		6,192

Tobacco – 0.0%

Vector Group Ltd.	21,867	233

Trading Companies & Distributors – 2.6%

Beacon Roofing Supply, Inc.*	57,669	4,450

BlueLinx Holdings, Inc.*	1,284	105

Boise Cascade Co.	137,344	14,152

DXP Enterprises, Inc.*	91,197	3,186

GATX Corp.	59,515	6,477

GMS, Inc.*	65,654	4,200

NOW, Inc.*	15,601	185

Rush Enterprises, Inc., Class A	108,166	4,416

Rush Enterprises, Inc., Class B	2,598	118

Textainer Group Holdings Ltd.	51,958	1,936

Veritiv Corp.	1,905	322

		39,547

Water Utilities – 0.2%

Artesian Resources Corp., Class A	13,272	557

SJW Group	45,390	2,729

		3,286

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	199	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.5% continued

Wireless Telecommunication Services – 0.0%

Gogo, Inc.*	17,979	$215

Total Common Stocks

(Cost $934,332)		1,471,857

RIGHTS – 0.0%

Biotechnology – 0.0%

Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	—

Total Rights

(Cost $—)		—

OTHER – 0.0%

Escrow DLB Oil & Gas, Inc.(1) *	2,100	—

Escrow Spirit MTA REIT(1) *	17,083	—

Total Other

(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$101

Total Warrants

(Cost $—)		101

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(3) (4)	32,205,496	$32,205

Total Investment Companies

(Cost $32,205)		32,205

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 4.98%, 10/26/23(5) (6)	$2,375	$2,367

Total Short-Term Investments

(Cost $2,367)		2,367

Total Investments – 98.8%

(Cost $968,904)		1,506,530

Other Assets less Liabilities – 1.2%		18,562

NET ASSETS – 100.0%		$1,525,092

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2023 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)

E-Mini Russell 2000 Index	306	$27,519	Long	12/23	$(1,155)

E-Mini S&P 500	30	6,488	Long	12/23	(276)

Total					$(1,431)

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	96.5%

Rights	0.0%

Other	0.0%

Warrants	0.0%

Investment Companies	2.1%

See Notes to the Financial Statements.

EQUITY FUNDS	200	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

SECURITY TYPE(1)	% OF NET ASSETS
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Biotechnology	$34,737	$ —	$236	$34,973
All Other Industries(1)	1,436,884	—	—	1,436,884
Total Common Stocks	1,471,621	—	236	1,471,857
Warrants	101	—	—	101
Investment Companies	32,205	—	—	32,205
Short-Term Investments	—	2,367	—	2,367
Total Investments	$1,503,927	$2,367	$236	$1,506,530
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,431)	$ —	$ —	$(1,431)
(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	201	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9%

Aerospace & Defense – 1.5%

Axon Enterprise, Inc.*	20,120	$4,004

Boeing (The) Co.*	167,957	32,194

General Dynamics Corp.	66,690	14,736

Howmet Aerospace, Inc.	112,734	5,214

Huntington Ingalls Industries, Inc.	12,663	2,591

L3Harris Technologies, Inc.	55,995	9,750

Lockheed Martin Corp.	67,104	27,443

Northrop Grumman Corp.	42,634	18,767

RTX Corp.	434,911	31,300

Textron, Inc.	61,161	4,779

TransDigm Group, Inc.*	16,231	13,685

		164,463

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.	33,497	2,885

Expeditors International of Washington, Inc.	45,431	5,207

FedEx Corp.	69,530	18,420

United Parcel Service, Inc., Class B	214,209	33,389

		59,901

Automobile Components – 0.1%

Aptiv PLC*	85,826	8,461

BorgWarner, Inc.	66,032	2,666

		11,127

Automobiles – 2.1%

Ford Motor Co.	1,156,870	14,368

General Motors Co.	404,544	13,338

Tesla, Inc.*	821,246	205,492

		233,198

Banks – 2.9%

Bank of America Corp.	2,051,819	56,179

Citigroup, Inc.	569,200	23,411

Citizens Financial Group, Inc.	134,480	3,604

Comerica, Inc.	43,062	1,789

Fifth Third Bancorp	208,782	5,288

Huntington Bancshares, Inc.	415,258	4,319

JPMorgan Chase & Co.	866,073	125,598

KeyCorp	293,171	3,155

M&T Bank Corp.	48,051	6,076

PNC Financial Services Group (The), Inc.	117,935	14,479

Regions Financial Corp.	272,221	4,682

Truist Financial Corp.	390,596	11,175

U.S. Bancorp	468,149	15,477

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 2.9% continued

Wells Fargo & Co.	1,092,910	$44,656

Zions Bancorp N.A.	48,716	1,700

		321,588

Beverages – 1.6%

Brown-Forman Corp., Class B	51,846	2,991

Coca-Cola (The) Co.	1,155,460	64,683

Constellation Brands, Inc., Class A	48,584	12,211

Keurig Dr. Pepper, Inc.	294,771	9,306

Molson Coors Beverage Co., Class B	57,885	3,681

Monster Beverage Corp.*	224,313	11,877

PepsiCo, Inc.	408,779	69,263

		174,012

Biotechnology – 2.1%

AbbVie, Inc.	524,222	78,141

Amgen, Inc.	158,552	42,612

Biogen, Inc.*	43,154	11,091

Gilead Sciences, Inc.	368,666	27,628

Incyte Corp.*	58,004	3,351

Moderna, Inc.*	99,651	10,293

Regeneron Pharmaceuticals, Inc.*	31,971	26,311

Vertex Pharmaceuticals, Inc.*	77,279	26,873

		226,300

Broadline Retail – 3.2%

Amazon.com, Inc.*	2,701,195	343,376

eBay, Inc.	162,207	7,152

Etsy, Inc.*	34,025	2,197

		352,725

Building Products – 0.4%

A.O. Smith Corp.	38,427	2,541

Allegion PLC	24,543	2,557

Carrier Global Corp.	246,305	13,596

Johnson Controls International PLC	205,404	10,930

Masco Corp.	63,933	3,417

Trane Technologies PLC	68,783	13,957

		46,998

Capital Markets – 2.8%

Ameriprise Financial, Inc.	31,028	10,229

Bank of New York Mellon (The) Corp.	235,478	10,043

BlackRock, Inc.	42,010	27,159

Blackstone, Inc.	209,760	22,474

Cboe Global Markets, Inc.	32,507	5,078

Charles Schwab (The) Corp.	439,724	24,141

See Notes to the Financial Statements.

EQUITY FUNDS	202	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% continued

Capital Markets – 2.8% continued

CME Group, Inc.	107,494	$21,523

FactSet Research Systems, Inc.	10,964	4,794

Franklin Resources, Inc.	91,098	2,239

Goldman Sachs Group (The), Inc.	98,618	31,910

Intercontinental Exchange, Inc.	168,908	18,583

Invesco Ltd.	122,610	1,780

MarketAxess Holdings, Inc.	10,456	2,234

Moody’s Corp.	47,455	15,004

Morgan Stanley	381,648	31,169

MSCI, Inc.	23,547	12,082

Nasdaq, Inc.	97,615	4,743

Northern Trust Corp.(1)	59,287	4,119

Raymond James Financial, Inc.	54,368	5,460

S&P Global, Inc.	97,277	35,546

State Street Corp.	97,181	6,507

T. Rowe Price Group, Inc.	68,306	7,163

		303,980

Chemicals – 1.6%

Air Products and Chemicals, Inc.	65,567	18,582

Albemarle Corp.	34,019	5,784

Celanese Corp.	31,133	3,908

CF Industries Holdings, Inc.	59,492	5,101

Corteva, Inc.	210,920	10,791

Dow, Inc.	210,525	10,855

DuPont de Nemours, Inc.	138,881	10,359

Eastman Chemical Co.	34,081	2,615

Ecolab, Inc.	76,429	12,947

FMC Corp.	36,066	2,415

International Flavors & Fragrances, Inc.	73,497	5,010

Linde PLC	145,660	54,236

LyondellBasell Industries N.V., Class A	74,537	7,059

Mosaic (The) Co.	94,404	3,361

PPG Industries, Inc.	70,411	9,139

Sherwin-Williams (The) Co.	70,597	18,006

		180,168

Commercial Services & Supplies – 0.5%

Cintas Corp.	25,992	12,503

Copart, Inc.*	259,234	11,170

Republic Services, Inc.	62,304	8,879

Rollins, Inc.	83,562	3,119

Waste Management, Inc.	110,748	16,883

		52,554

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Communications Equipment – 0.9%

Arista Networks, Inc.*	74,524	$13,707

Cisco Systems, Inc.	1,215,819	65,363

F5, Inc.*	17,244	2,779

Juniper Networks, Inc.	89,975	2,500

Motorola Solutions, Inc.	50,308	13,696

		98,045

Construction & Engineering – 0.1%

Quanta Services, Inc.	43,776	8,189

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	18,681	7,668

Vulcan Materials Co.	39,610	8,002

		15,670

Consumer Finance – 0.4%

American Express Co.	174,210	25,990

Capital One Financial Corp.	114,155	11,079

Discover Financial Services	76,276	6,608

Synchrony Financial	129,716	3,965

		47,642

Consumer Staples Distribution & Retail – 1.8%

Costco Wholesale Corp.	132,192	74,683

Dollar General Corp.	65,620	6,943

Dollar Tree, Inc.*	60,831	6,475

Kroger (The) Co.	192,828	8,629

Sysco Corp.	148,780	9,827

Target Corp.	136,014	15,039

Walgreens Boots Alliance, Inc.	205,624	4,573

Walmart, Inc.	423,760	67,772

		193,941

Containers & Packaging – 0.2%

Amcor PLC	419,804	3,845

Avery Dennison Corp.	24,362	4,450

Ball Corp.	90,487	4,505

International Paper Co.	107,920	3,828

Packaging Corp. of America	25,764	3,956

Sealed Air Corp.	38,111	1,252

Westrock Co.	80,946	2,898

		24,734

Distributors – 0.1%

Genuine Parts Co.	41,269	5,958

LKQ Corp.	76,462	3,786

Pool Corp.	12,102	4,310

		14,054

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	203	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Diversified Telecommunication Services – 0.7%

AT&T, Inc.	2,116,315	$31,787

Verizon Communications, Inc.	1,246,306	40,393

		72,180

Electric Utilities – 1.5%

Alliant Energy Corp.	78,458	3,801

American Electric Power Co., Inc.	151,225	11,375

Constellation Energy Corp.	97,244	10,607

Duke Energy Corp.	227,605	20,088

Edison International	116,439	7,370

Entergy Corp.	61,215	5,662

Evergy, Inc.	65,256	3,309

Eversource Energy	101,261	5,888

Exelon Corp.	292,143	11,040

FirstEnergy Corp.	148,964	5,092

NextEra Energy, Inc.	599,872	34,367

NRG Energy, Inc.	63,881	2,461

PG&E Corp.*	620,774	10,013

Pinnacle West Capital Corp.	31,567	2,326

PPL Corp.	212,793	5,013

Southern (The) Co.	322,173	20,851

Xcel Energy, Inc.	161,252	9,227

		168,490

Electrical Equipment – 0.6%

AMETEK, Inc.	69,178	10,222

Eaton Corp. PLC	119,508	25,489

Emerson Electric Co.	168,991	16,319

Generac Holdings, Inc.*	20,022	2,182

Rockwell Automation, Inc.	34,376	9,827

		64,039

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	178,236	14,970

CDW Corp.	39,431	7,955

Corning, Inc.	223,140	6,799

Keysight Technologies, Inc.*	53,274	7,049

TE Connectivity Ltd.	93,319	11,528

Teledyne Technologies, Inc.*	14,048	5,740

Trimble, Inc.*	70,716	3,809

Zebra Technologies Corp., Class A*	14,612	3,456

		61,306

Energy Equipment & Services – 0.4%

Baker Hughes Co.	297,576	10,510

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Energy Equipment & Services – 0.4% continued

Halliburton Co.	264,899	$10,729

Schlumberger N.V.	420,229	24,499

		45,738

Entertainment – 1.3%

Activision Blizzard, Inc.	214,735	20,106

Electronic Arts, Inc.	74,747	8,999

Live Nation Entertainment, Inc.*	40,172	3,336

Netflix, Inc.*	132,298	49,956

Take-Two Interactive Software, Inc.*	48,165	6,762

Walt Disney (The) Co.*	542,592	43,977

Warner Bros. Discovery, Inc.*	645,503	7,010

		140,146

Financial Services – 4.3%

Berkshire Hathaway, Inc., Class B*	542,324	189,976

Fidelity National Information Services, Inc.	173,310	9,579

Fiserv, Inc.*	182,816	20,651

FleetCor Technologies, Inc.*	21,460	5,480

Global Payments, Inc.	78,712	9,083

Jack Henry & Associates, Inc.	20,587	3,111

Mastercard, Inc., Class A	248,032	98,198

PayPal Holdings, Inc.*	329,465	19,260

Visa, Inc., Class A	478,899	110,152

		465,490

Food Products – 1.0%

Archer-Daniels-Midland Co.	160,196	12,082

Bunge Ltd.	43,269	4,684

Campbell Soup Co.	54,645	2,245

Conagra Brands, Inc.	136,379	3,739

General Mills, Inc.	173,703	11,115

Hershey (The) Co.	44,312	8,866

Hormel Foods Corp.	81,721	3,108

J.M. Smucker (The) Co.	31,399	3,859

Kellogg Co.	81,292	4,838

Kraft Heinz (The) Co.	232,590	7,824

Lamb Weston Holdings, Inc.	44,388	4,104

McCormick & Co., Inc. (Non Voting)	72,642	5,495

Mondelez International, Inc., Class A	407,242	28,263

Tyson Foods, Inc., Class A	84,441	4,263

		104,485

Gas Utilities – 0.0%

Atmos Energy Corp.	45,636	4,834

See Notes to the Financial Statements.

EQUITY FUNDS	204	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Ground Transportation – 0.8%

CSX Corp.	602,617	$18,531

JB Hunt Transport Services, Inc.	25,181	4,747

Norfolk Southern Corp.	66,734	13,142

Old Dominion Freight Line, Inc.	27,069	11,075

Union Pacific Corp.	182,179	37,097

		84,592

Health Care Equipment & Supplies – 2.5%

Abbott Laboratories	517,618	50,131

Align Technology, Inc.*	21,213	6,477

Baxter International, Inc.	146,449	5,527

Becton Dickinson & Co.	85,879	22,202

Boston Scientific Corp.*	432,653	22,844

Cooper (The) Cos., Inc.	14,737	4,687

DENTSPLY SIRONA, Inc.	58,345	1,993

Dexcom, Inc.*	116,845	10,902

Edwards Lifesciences Corp.*	179,852	12,460

GE HealthCare Technologies, Inc.	113,831	7,745

Hologic, Inc.*	74,614	5,178

IDEXX Laboratories, Inc.*	24,892	10,885

Insulet Corp.*	19,837	3,164

Intuitive Surgical, Inc.*	105,012	30,694

Medtronic PLC	396,602	31,078

ResMed, Inc.	43,501	6,432

STERIS PLC	29,436	6,459

Stryker Corp.	101,161	27,644

Teleflex, Inc.	13,203	2,593

Zimmer Biomet Holdings, Inc.	61,203	6,868

		275,963

Health Care Providers & Services – 2.9%

Cardinal Health, Inc.	77,514	6,730

Cencora, Inc.	48,956	8,811

Centene Corp.*	158,715	10,932

Cigna Group (The)	87,506	25,033

CVS Health Corp.	379,894	26,524

DaVita, Inc.*	17,636	1,667

Elevance Health, Inc.	70,512	30,702

HCA Healthcare, Inc.	60,542	14,892

Henry Schein, Inc.*	36,584	2,716

Humana, Inc.	36,925	17,965

Laboratory Corp. of America Holdings	27,187	5,466

McKesson Corp.	40,548	17,632

Molina Healthcare, Inc.*	16,843	5,523

Quest Diagnostics, Inc.	33,233	4,050

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Health Care Providers & Services – 2.9% continued

UnitedHealth Group, Inc.	276,042	$139,178

Universal Health Services, Inc., Class B	19,708	2,478

		320,299

Health Care Real Estate Investment Trusts – 0.2%

Healthpeak Properties, Inc.	154,407	2,835

Ventas, Inc.	115,858	4,881

Welltower, Inc.	156,411	12,813

		20,529

Hotel & Resort Real Estate Investment Trusts – 0.0%

Host Hotels & Resorts, Inc.	201,359	3,236

Hotels, Restaurants & Leisure – 2.1%

Airbnb, Inc., Class A*	125,742	17,253

Booking Holdings, Inc.*	10,677	32,927

Caesars Entertainment, Inc.*	67,268	3,118

Carnival Corp.*	288,690	3,961

Chipotle Mexican Grill, Inc.*	8,297	15,199

Darden Restaurants, Inc.	37,098	5,313

Domino’s Pizza, Inc.	10,171	3,853

Expedia Group, Inc.*	39,461	4,067

Hilton Worldwide Holdings, Inc.	78,923	11,853

Las Vegas Sands Corp.	94,414	4,328

Marriott International, Inc., Class A	75,397	14,820

McDonald’s Corp.	217,493	57,296

MGM Resorts International	87,576	3,219

Norwegian Cruise Line Holdings Ltd.*	116,400	1,918

Royal Caribbean Cruises Ltd.*	69,132	6,370

Starbucks Corp.	339,179	30,957

Wynn Resorts Ltd.	28,021	2,589

Yum! Brands, Inc.	84,653	10,577

		229,618

Household Durables – 0.3%

D.R. Horton, Inc.	92,085	9,896

Garmin Ltd.	46,179	4,858

Lennar Corp., Class A	76,599	8,597

Mohawk Industries, Inc.*	17,544	1,506

NVR, Inc.*	944	5,629

PulteGroup, Inc.	67,484	4,997

Whirlpool Corp.	16,386	2,191

		37,674

Household Products – 1.3%

Church & Dwight Co., Inc.	74,341	6,812

Clorox (The) Co.	37,117	4,865

Colgate-Palmolive Co.	243,753	17,333

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	205	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Household Products – 1.3% continued

Kimberly-Clark Corp.	101,293	$12,241

Procter & Gamble (The) Co.	702,691	102,494

		143,745

Independent Power & Renewable Electricity Producers – 0.0%

AES (The) Corp.	196,115	2,981

Industrial Conglomerates – 0.8%

3M Co.	162,635	15,226

General Electric Co.	322,461	35,648

Honeywell International, Inc.	197,231	36,436

		87,310

Industrial Real Estate Investment Trusts – 0.3%

Prologis, Inc.	275,253	30,886

Insurance – 2.1%

Aflac, Inc.	163,083	12,517

Allstate (The) Corp.	78,612	8,758

American International Group, Inc.	214,652	13,008

Aon PLC, Class A	60,877	19,738

Arch Capital Group Ltd.*	113,090	9,014

Arthur J. Gallagher & Co.	64,551	14,713

Assurant, Inc.	16,984	2,439

Brown & Brown, Inc.	70,235	4,905

Chubb Ltd.	122,992	25,605

Cincinnati Financial Corp.	45,115	4,615

Everest Group Ltd.	12,473	4,636

Globe Life, Inc.	27,402	2,979

Hartford Financial Services Group (The), Inc.	93,334	6,618

Loews Corp.	54,531	3,452

Marsh & McLennan Cos., Inc.	147,863	28,138

MetLife, Inc.	190,630	11,993

Principal Financial Group, Inc.	68,396	4,929

Progressive (The) Corp.	175,207	24,406

Prudential Financial, Inc.	109,504	10,391

Travelers (The) Cos., Inc.	67,624	11,044

W.R. Berkley Corp.	60,126	3,817

Willis Towers Watson PLC	32,020	6,691

		234,406

Interactive Media & Services – 5.8%

Alphabet, Inc., Class A*	1,767,048	231,236

Alphabet, Inc., Class C*	1,503,304	198,211

Match Group, Inc.*	78,837	3,088

Meta Platforms, Inc., Class A*	660,955	198,425

		630,960

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

IT Services – 1.2%

Accenture PLC, Class A	188,274	$57,821

Akamai Technologies, Inc.*	46,834	4,990

Cognizant Technology Solutions Corp., Class A	152,677	10,342

DXC Technology Co.*	52,704	1,098

EPAM Systems, Inc.*	17,888	4,574

Gartner, Inc.*	23,173	7,962

International Business Machines Corp.	269,949	37,874

VeriSign, Inc.*	27,543	5,578

		130,239

Leisure Products – 0.0%

Hasbro, Inc.	41,230	2,727

Life Sciences Tools & Services – 1.5%

Agilent Technologies, Inc.	87,323	9,765

Bio-Rad Laboratories, Inc., Class A*	5,762	2,065

Bio-Techne Corp.	44,553	3,033

Charles River Laboratories International, Inc.*	16,080	3,151

Danaher Corp.	194,919	48,359

Illumina, Inc.*	46,006	6,316

IQVIA Holdings, Inc.*	55,273	10,875

Mettler-Toledo International, Inc.*	6,653	7,372

Revvity, Inc.	35,453	3,925

Thermo Fisher Scientific, Inc.	114,542	57,978

Waters Corp.*	16,966	4,652

West Pharmaceutical Services, Inc.	22,406	8,407

		165,898

Machinery – 1.8%

Caterpillar, Inc.	152,438	41,615

Cummins, Inc.	41,443	9,468

Deere & Co.	80,738	30,469

Dover Corp.	41,822	5,835

Fortive Corp.	105,388	7,816

IDEX Corp.	21,725	4,519

Illinois Tool Works, Inc.	82,602	19,024

Ingersoll Rand, Inc.	122,955	7,835

Nordson Corp.	15,815	3,529

Otis Worldwide Corp.	124,107	9,967

PACCAR, Inc.	157,607	13,400

Parker-Hannifin Corp.	38,613	15,040

Pentair PLC	49,872	3,229

Snap-on, Inc.	16,299	4,157

Stanley Black & Decker, Inc.	43,692	3,652

See Notes to the Financial Statements.

EQUITY FUNDS	206	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Machinery – 1.8% continued

Westinghouse Air Brake Technologies Corp.	53,888	$5,727

Xylem, Inc.	69,919	6,365

		191,647

Media – 0.8%

Charter Communications, Inc., Class A*	30,672	13,490

Comcast Corp., Class A	1,228,640	54,478

Fox Corp., Class A	70,180	2,190

Fox Corp., Class B	33,494	967

Interpublic Group of (The) Cos., Inc.	110,821	3,176

News Corp., Class A	121,614	2,439

News Corp., Class B	40,064	836

Omnicom Group, Inc.	60,269	4,489

Paramount Global, Class B	130,979	1,690

		83,755

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	424,164	15,817

Newmont Corp.	232,279	8,583

Nucor Corp.	75,063	11,736

Steel Dynamics, Inc.	44,649	4,787

		40,923

Multi-Utilities – 0.7%

Ameren Corp.	76,116	5,696

CenterPoint Energy, Inc.	182,025	4,887

CMS Energy Corp.	83,884	4,455

Consolidated Edison, Inc.	101,071	8,644

Dominion Energy, Inc.	245,548	10,969

DTE Energy Co.	59,788	5,936

NiSource, Inc.	129,091	3,186

Public Service Enterprise Group, Inc.	149,018	8,481

Sempra	184,976	12,584

WEC Energy Group, Inc.	91,933	7,405

		72,243

Office Real Estate Investment Trusts – 0.1%

Alexandria Real Estate Equities, Inc.	44,840	4,488

Boston Properties, Inc.	45,571	2,711

		7,199

Oil, Gas & Consumable Fuels – 4.2%

APA Corp.	95,419	3,922

Chevron Corp.	528,229	89,070

ConocoPhillips	357,773	42,861

Coterra Energy, Inc.	231,340	6,258

Devon Energy Corp.	187,360	8,937

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Oil, Gas & Consumable Fuels – 4.2% continued

Diamondback Energy, Inc.	52,936	$8,199

EOG Resources, Inc.	173,259	21,962

EQT Corp.	103,750	4,210

Exxon Mobil Corp.	1,192,896	140,261

Hess Corp.	83,290	12,743

Kinder Morgan, Inc.	567,217	9,404

Marathon Oil Corp.	183,090	4,898

Marathon Petroleum Corp.	120,079	18,173

Occidental Petroleum Corp.	199,998	12,976

ONEOK, Inc.	173,319	10,994

Phillips 66	133,886	16,086

Pioneer Natural Resources Co.	68,681	15,766

Targa Resources Corp.	68,554	5,876

Valero Energy Corp.	106,251	15,057

Williams (The) Cos., Inc.	361,347	12,174

		459,827

Passenger Airlines – 0.2%

Alaska Air Group, Inc.*	33,596	1,246

American Airlines Group, Inc.*	181,907	2,330

Delta Air Lines, Inc.	187,275	6,929

Southwest Airlines Co.	171,475	4,642

United Airlines Holdings, Inc.*	93,968	3,975

		19,122

Personal Care Products – 0.2%

Estee Lauder (The) Cos., Inc., Class A	68,114	9,846

Kenvue, Inc.	505,199	10,144

		19,990

Pharmaceuticals – 4.0%

Bristol-Myers Squibb Co.	618,975	35,925

Catalent, Inc.*	56,363	2,566

Eli Lilly & Co.	237,052	127,328

Johnson & Johnson	715,673	111,466

Merck & Co., Inc.	753,677	77,591

Organon & Co.	84,734	1,471

Pfizer, Inc.	1,675,493	55,576

Viatris, Inc.	374,148	3,689

Zoetis, Inc.	137,921	23,996

		439,608

Professional Services – 0.7%

Automatic Data Processing, Inc.	123,293	29,662

Broadridge Financial Solutions, Inc.	34,291	6,140

Ceridian HCM Holding, Inc.*	44,058	2,989

Equifax, Inc.	35,678	6,536

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	207	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Professional Services – 0.7% continued

Jacobs Solutions, Inc.	36,487	$4,980

Leidos Holdings, Inc.	39,115	3,605

Paychex, Inc.	94,484	10,897

Paycom Software, Inc.	15,258	3,956

Robert Half, Inc.	29,659	2,173

Verisk Analytics, Inc.	43,847	10,358

		81,296

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	94,329	6,967

CoStar Group, Inc.*	122,102	9,389

		16,356

Residential Real Estate Investment Trusts – 0.3%

AvalonBay Communities, Inc.	41,552	7,136

Camden Property Trust	30,141	2,851

Equity Residential	99,985	5,870

Essex Property Trust, Inc.	19,329	4,100

Invitation Homes, Inc.	166,335	5,271

Mid-America Apartment Communities, Inc.	33,503	4,310

UDR, Inc.	85,846	3,062

		32,600

Retail Real Estate Investment Trusts – 0.3%

Federal Realty Investment Trust	23,550	2,134

Kimco Realty Corp.	175,498	3,087

Realty Income Corp.	213,989	10,687

Regency Centers Corp.	46,254	2,749

Simon Property Group, Inc.	95,926	10,363

		29,020

Semiconductors & Semiconductor Equipment – 7.3%

Advanced Micro Devices, Inc.*	481,924	49,551

Analog Devices, Inc.	150,184	26,296

Applied Materials, Inc.	251,088	34,763

Broadcom, Inc.	123,022	102,180

Enphase Energy, Inc.*	39,186	4,708

First Solar, Inc.*	31,137	5,031

Intel Corp.	1,242,150	44,158

KLA Corp.	41,037	18,822

Lam Research Corp.	39,927	25,025

Microchip Technology, Inc.	164,049	12,804

Micron Technology, Inc.	328,350	22,338

Monolithic Power Systems, Inc.	13,885	6,415

NVIDIA Corp.	735,508	319,939

NXP Semiconductors N.V.	75,895	15,173

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Semiconductors & Semiconductor Equipment – 7.3% continued

ON Semiconductor Corp.*	130,160	$12,098

Qorvo, Inc.*	27,370	2,613

QUALCOMM, Inc.	330,670	36,724

Skyworks Solutions, Inc.	46,707	4,605

SolarEdge Technologies, Inc.*	15,681	2,031

Teradyne, Inc.	45,447	4,566

Texas Instruments, Inc.	269,767	42,896

		792,736

Software – 9.9%

Adobe, Inc.*	135,961	69,327

ANSYS, Inc.*	26,304	7,827

Autodesk, Inc.*	64,246	13,293

Cadence Design Systems, Inc.*	81,585	19,115

Fair Isaac Corp.*	7,584	6,587

Fortinet, Inc.*	196,440	11,527

Gen Digital, Inc.	158,694	2,806

Intuit, Inc.	83,662	42,746

Microsoft Corp.	2,211,802	698,377

Oracle Corp.	467,053	49,470

Palo Alto Networks, Inc.*	90,353	21,182

PTC, Inc.*	34,163	4,840

Roper Technologies, Inc.	32,097	15,544

Salesforce, Inc.*	290,653	58,939

ServiceNow, Inc.*	60,999	34,096

Synopsys, Inc.*	45,645	20,950

Tyler Technologies, Inc.*	12,082	4,665

		1,081,291

Specialized Real Estate Investment Trusts – 1.0%

American Tower Corp.	137,797	22,661

Crown Castle, Inc.	127,332	11,718

Digital Realty Trust, Inc.	91,410	11,062

Equinix, Inc.	27,630	20,067

Extra Space Storage, Inc.	61,535	7,481

Iron Mountain, Inc.	89,585	5,326

Public Storage	46,484	12,249

SBA Communications Corp.	32,317	6,469

VICI Properties, Inc.	306,965	8,933

Weyerhaeuser Co.	222,687	6,828

		112,794

Specialty Retail – 2.0%

AutoZone, Inc.*	5,470	13,894

Bath & Body Works, Inc.	63,475	2,146

Best Buy Co., Inc.	58,949	4,095

See Notes to the Financial Statements.

EQUITY FUNDS	208	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Specialty Retail – 2.0% continued

CarMax, Inc.*	49,162	$3,477

Home Depot (The), Inc.	299,741	90,570

Lowe’s Cos., Inc.	175,134	36,400

O’Reilly Automotive, Inc.*	18,158	16,503

Ross Stores, Inc.	102,819	11,613

TJX (The) Cos., Inc.	343,843	30,561

Tractor Supply Co.	32,614	6,622

Ulta Beauty, Inc.*	15,192	6,068

		221,949

Technology Hardware, Storage & Peripherals – 7.1%

Apple, Inc.	4,374,951	749,035

Hewlett Packard Enterprise Co.	387,475	6,730

HP, Inc.	258,587	6,646

NetApp, Inc.	64,887	4,924

Seagate Technology Holdings PLC	54,770	3,612

Western Digital Corp.*	97,014	4,427

		775,374

Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc., Class B	366,040	35,001

Ralph Lauren Corp.	10,854	1,260

Tapestry, Inc.	63,521	1,826

VF Corp.	107,805	1,905

		39,992

Tobacco – 0.6%

Altria Group, Inc.	525,615	22,102

Philip Morris International, Inc.	460,267	42,612

		64,714

Trading Companies & Distributors – 0.3%

Fastenal Co.	172,858	9,445

United Rentals, Inc.	20,696	9,201

W.W. Grainger, Inc.	13,489	9,332

		27,978

Water Utilities – 0.1%

American Water Works Co., Inc.	57,904	7,170

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.*	155,245	21,742

Total Common Stocks

(Cost $3,316,814)		10,696,386

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	209,231,506	$209,232

Total Investment Companies

(Cost $209,232)		209,232

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill,

4.80%, 10/26/23(4) (5)	$11,655	$11,614

Total Short-Term Investments

(Cost $11,613)		11,614

Total Investments – 99.9%

(Cost $3,537,659)		10,917,232

Other Assets less Liabilities – 0.1%		7,164

NET ASSETS – 100.0%		$10,924,396

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	1,031	$222,980	Long	12/23	$(1,340)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	97.9%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	209	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

SECURITY T YPE(1)	% OF NET ASSETS

Investment Companies	1.9%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$10,696,386	$—	$—	$10,696,386
Investment Companies	209,232	—	—	209,232
Short-Term Investments	—	11,614	—	11,614
Total Investments	$10,905,618	$11,614	$—	$10,917,232
OTHER FINANCIAL INSTRUMENTS

Liabilities
Futures Contracts	$(1,340)	$—	$—	$(1,340)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	210	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8%

Air Freight & Logistics – 1.2%

C.H. Robinson Worldwide, Inc.	22,282	$1,919

Expeditors International of Washington, Inc.	17,078	1,958

United Parcel Service, Inc., Class B	2,995	467

		4,344

Automobiles – 2.4%

Tesla, Inc.*	34,993	8,756

Banks – 2.5%

Citigroup, Inc.	70,023	2,880

Commerce Bancshares, Inc.	16,764	804

First Hawaiian, Inc.	63,841	1,152

JPMorgan Chase & Co.	30,021	4,354

		9,190

Beverages – 2.3%

Coca-Cola (The) Co.	98,591	5,519

PepsiCo, Inc.	17,388	2,946

		8,465

Biotechnology – 3.6%

AbbVie, Inc.	13,809	2,059

Amgen, Inc.	19,233	5,169

Biogen, Inc.*	6,826	1,754

Gilead Sciences, Inc.	45,000	3,372

Vertex Pharmaceuticals, Inc.*	2,517	875

		13,229

Broadline Retail – 2.1%

Amazon.com, Inc.*	55,462	7,051

eBay, Inc.	4,248	187

Etsy, Inc.*	6,720	434

		7,672

Building Products – 1.9%

Fortune Brands Innovations, Inc.	30,067	1,869

Masco Corp.	16,437	878

Owens Corning	14,374	1,961

Trane Technologies PLC	11,003	2,233

		6,941

Capital Markets – 2.6%

Bank of New York Mellon (The) Corp.	48,119	2,052

BlackRock, Inc.	3,045	1,969

Invesco Ltd.	124,596	1,809

Janus Henderson Group PLC	69,507	1,795

State Street Corp.	29,059	1,946

		9,571

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Chemicals – 0.6%

Mosaic (The) Co.	4,993	$178

Sherwin-Williams (The) Co.	7,569	1,930

		2,108

Commercial Services & Supplies – 0.1%

Rollins, Inc.	6,434	240

Communications Equipment – 0.6%

Cisco Systems, Inc.	36,903	1,984

F5, Inc.*	1,395	225

		2,209

Construction & Engineering – 0.8%

AECOM	13,748	1,142

EMCOR Group, Inc.	1,001	210

WillScot Mobile Mini Holdings Corp.*	39,624	1,648

		3,000

Consumer Finance – 0.5%

Ally Financial, Inc.	18,020	481

SLM Corp.	93,859	1,278

		1,759

Consumer Staples Distribution & Retail – 0.0%

Sysco Corp.	2,656	176

Distributors – 0.6%

Pool Corp.	5,665	2,017

Diversified Telecommunication Services – 0.5%

Iridium Communications, Inc.	39,661	1,804

Electric Utilities – 0.3%

Exelon Corp.	28,476	1,076

Electrical Equipment – 0.9%

Acuity Brands, Inc.	11,962	2,037

Rockwell Automation, Inc.	3,894	1,113

		3,150

Entertainment – 0.6%

Electronic Arts, Inc.	17,721	2,134

Financial Services – 4.3%

Berkshire Hathaway, Inc., Class B*	6,388	2,238

Equitable Holdings, Inc.	58,198	1,652

Fidelity National Information Services, Inc.	38,928	2,152

Mastercard, Inc., Class A	4,876	1,930

MGIC Investment Corp.	111,030	1,853

Visa, Inc., Class A	10,081	2,319

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	211	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Financial Services – 4.3% continued

Voya Financial, Inc.	24,318	$1,616

Western Union (The) Co.	149,775	1,974

		15,734

Food Products – 1.0%

General Mills, Inc.	24,440	1,564

Kellogg Co.	33,846	2,014

		3,578

Ground Transportation – 0.5%

Landstar System, Inc.	10,316	1,825

Health Care Equipment & Supplies – 2.3%

Abbott Laboratories	12,749	1,235

Edwards Lifesciences Corp.*	24,990	1,731

Hologic, Inc.*	27,955	1,940

IDEXX Laboratories, Inc.*	4,792	2,096

Intuitive Surgical, Inc.*	4,126	1,206

		8,208

Health Care Providers & Services – 4.3%

Cardinal Health, Inc.	22,541	1,957

Cencora, Inc.	11,961	2,153

Cigna Group (The)	10,511	3,007

DaVita, Inc.*	18,843	1,781

Humana, Inc.	3,857	1,876

Laboratory Corp. of America Holdings	9,874	1,985

McKesson Corp.	5,137	2,234

UnitedHealth Group, Inc.	1,402	707

		15,700

Health Care Real Estate Investment Trusts – 0.3%

Healthpeak Properties, Inc.	55,343	1,016

Hotel & Resort Real Estate Investment Trusts – 0.3%

Host Hotels & Resorts, Inc.	65,135	1,047

Hotels, Restaurants & Leisure – 2.6%

Airbnb, Inc., Class A*	4,114	564

Booking Holdings, Inc.*	1,210	3,732

Domino’s Pizza, Inc.	1,343	509

Hilton Worldwide Holdings, Inc.	14,413	2,164

Starbucks Corp.	15,428	1,408

Travel + Leisure Co.	28,849	1,060

		9,437

Household Products – 2.8%

Clorox (The) Co.	11,437	1,499

Colgate-Palmolive Co.	30,037	2,136

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Household Products – 2.8% continued

Kimberly-Clark Corp.	14,966	$1,808

Procter & Gamble (The) Co.	31,502	4,595

		10,038

Independent Power & Renewable Electricity Producers – 0.4%

Clearway Energy, Inc., Class C	75,739	1,603

Insurance – 2.6%

Aflac, Inc.	28,252	2,168

Allstate (The) Corp.	1,706	190

American International Group, Inc.	7,589	460

Hartford Financial Services Group (The), Inc.	18,849	1,337

Lincoln National Corp.	26,352	651

MetLife, Inc.	28,265	1,778

Principal Financial Group, Inc.	8,401	606

Prudential Financial, Inc.	22,524	2,137

		9,327

Interactive Media & Services – 5.3%

Alphabet, Inc., Class A*	84,161	11,013

Alphabet, Inc., Class C*	43,134	5,687

Match Group, Inc.*	5,503	216

Meta Platforms, Inc., Class A*	7,738	2,323

		19,239

IT Services – 2.7%

Accenture PLC, Class A	15,774	4,844

Cognizant Technology Solutions Corp., Class A	2,802	190

International Business Machines Corp.	32,652	4,581

		9,615

Life Sciences Tools & Services – 1.4%

Agilent Technologies, Inc.	19,024	2,127

Mettler-Toledo International, Inc.*	1,843	2,042

Waters Corp.*	3,401	933

		5,102

Machinery – 1.1%

Donaldson Co., Inc.	20,166	1,203

Illinois Tool Works, Inc.	10,918	2,514

Otis Worldwide Corp.	4,479	360

		4,077

Media – 1.3%

Comcast Corp., Class A	73,802	3,272

Sirius XM Holdings, Inc.	280,316	1,267

		4,539

See Notes to the Financial Statements.

EQUITY FUNDS	212	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Metals & Mining – 1.2%

Nucor Corp.	8,677	$1,357

Reliance Steel & Aluminum Co.	7,587	1,989

Steel Dynamics, Inc.	7,948	852

		4,198

Multi-Utilities – 0.2%

Public Service Enterprise Group, Inc.	13,539	771

Oil, Gas & Consumable Fuels – 3.0%

Cheniere Energy, Inc.	10,094	1,675

ConocoPhillips	20,422	2,446

Exxon Mobil Corp.	4,675	550

Marathon Petroleum Corp.	15,912	2,408

ONEOK, Inc.	25,265	1,603

Valero Energy Corp.	16,004	2,268

		10,950

Pharmaceuticals – 2.8%

Bristol-Myers Squibb Co.	69,897	4,057

Eli Lilly & Co.	1,417	761

Johnson & Johnson	11,791	1,836

Merck & Co., Inc.	6,213	640

Zoetis, Inc.	16,663	2,899

		10,193

Professional Services – 2.9%

Automatic Data Processing, Inc.	14,890	3,582

Broadridge Financial Solutions, Inc.	10,921	1,955

Paychex, Inc.	10,688	1,233

Paylocity Holding Corp.*	10,063	1,829

Robert Half, Inc.	26,444	1,938

		10,537

Real Estate Management & Development – 0.5%

CBRE Group, Inc., Class A*	26,104	1,928

Residential Real Estate Investment Trusts – 0.5%

AvalonBay Communities, Inc.	11,029	1,894

Semiconductors & Semiconductor Equipment – 5.8%

Applied Materials, Inc.	30,392	4,208

Enphase Energy, Inc.*	16,719	2,009

Lam Research Corp.	4,829	3,027

NVIDIA Corp.	23,780	10,344

Texas Instruments, Inc.	8,227	1,308

		20,896

Software – 11.5%

Adobe, Inc.*	10,832	5,523

Autodesk, Inc.*	10,680	2,210

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Software – 11.5% continued

Cadence Design Systems, Inc.*	10,132	$2,374

Intuit, Inc.	9,310	4,757

Manhattan Associates, Inc.*	1,438	284

Microsoft Corp.	78,037	24,640

Teradata Corp.*	39,538	1,780

		41,568

Specialized Real Estate Investment Trusts – 0.5%

Weyerhaeuser Co.	63,980	1,962

Specialty Retail – 4.0%

Best Buy Co., Inc.	15,471	1,075

Home Depot (The), Inc.	20,509	6,197

Lowe’s Cos., Inc.	21,485	4,466

Ulta Beauty, Inc.*	1,883	752

Williams-Sonoma, Inc.	13,618	2,116

		14,606

Technology Hardware, Storage & Peripherals – 7.0%

Apple, Inc.	144,189	24,686

HP, Inc.	31,935	821

		25,507

Textiles, Apparel & Luxury Goods – 0.4%

Deckers Outdoor Corp.*	722	371

NIKE, Inc., Class B	9,172	877

Tapestry, Inc.	7,653	220

		1,468

Trading Companies & Distributors – 1.2%

Fastenal Co.	37,013	2,022

W.W. Grainger, Inc.	3,112	2,153

		4,175

Total Common Stocks

(Cost $295,128)		358,579

INVESTMENT COMPANIES – 1.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	3,955,863	3,956

Total Investment Companies

(Cost $3,956)		3,956

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	213	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 5.22%, 10/26/23(3) (4)	$214	$214

Total Short-Term Investments

(Cost $214)		214

Total Investments – 100.0%

(Cost $299,298)		362,749

Other Assets less Liabilities – 0.0%		89

NET ASSETS – 100.0%		$362,838

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	19	$4,109	Long	12/23	$(10)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	98.8%

Investment Companies	1.1%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$358,579	$ —	$ —	$358,579

Investment Companies	3,956	—	—	3,956

Short-Term Investments	—	214	—	214
Total Investments	$362,535	$214	$ —	$362,749
OTHER FINANCIAL INSTRUMENTS
Liabilities

Futures Contracts	$(10)	$ —	$ —	$(10)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	214	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2023 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 41 funds as of September 30, 2023, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”). The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.

Except for the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. The Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.

The Board of Trustees (“Board”) has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market

NORTHERN FUNDS SEMIANNUAL REPORT	215	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The futures contract position and investment strategy utilized during the six months ended September 30, 2023, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Active M Emerging Markets Equity	Long	Liquidity

Active M International Equity	Long	Liquidity

Emerging Markets Equity Index	Long	Liquidity

Global Real Estate Index	Long	Liquidity

Global Sustainability Index	Long	Liquidity

Income Equity	Long	Liquidity

International Equity	Long	Liquidity

International Equity Index	Long	Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Mid Cap Index	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Northern Engage360TM	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Index	Long	Liquidity

Small Cap Value	Long	Liquidity

Stock Index	Long	Liquidity

U.S. Quality ESG	Long	Liquidity

At September 30, 2023, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Income Equity, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds was approximately $75,000, $219,000, $105,000, $80,000, $45,000, $817,000, $732,000, $907,000, $428,000, $2,367,000, $11,614,000 and $214,000, respectively. At September 30, 2023, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity and International Equity Index Funds was approximately $900,000, $789,000, $1,882,000, $141,000 and $3,302,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.

EQUITY FUNDS	216	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A

NORTHERN FUNDS SEMIANNUAL REPORT	217	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.

H) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360TM Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2023, were as follows:

Amounts in thousands	REDEMPTION FEES

Active M International Equity	$–	*

Emerging Markets Equity Index	–	*

Global Real Estate Index	–	*

Global Sustainability Index	1

International Equity	–	*

International Equity Index	1

Multi-Manager Global Listed Infrastructure	1

* Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	REDEMPTION FEES

Emerging Markets Equity Index	$ 1

Global Real Estate Index	1

Global Sustainability Index	7

International Equity	–*

International Equity Index	–*

Multi-Manager Global Listed Infrastructure	27

* Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees for the six months ended September 30, 2023, for the Active M Emerging Markets Equity, Multi-Manager Global Real Estate, and Northern Engage360TM Funds, and for the fiscal year ended March 31, 2023, for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Real Estate, and Northern Engage360TM Funds.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Emerging Markets Equity Index	Annually

Global Real Estate Index	Quarterly

Global Sustainability Index	Annually

Global Tactical Asset Allocation	Quarterly

Income Equity	Monthly

International Equity	Annually

International Equity Index	Annually

Large Cap Core	Quarterly

Large Cap Value	Annually

Mid Cap Index	Annually

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Northern Engage360TM	Annually

Small Cap Core	Annually

Small Cap Index	Annually

Small Cap Value	Annually

Stock Index	Quarterly

U.S. Quality ESG	Quarterly

EQUITY FUNDS	218	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), recharacterization of dividends received from investments in REITs, capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2023, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$(1,512)	$ 1,247	$265

Active M International Equity	76	(76)	–

Emerging Markets Equity Index	(2,835)	2,559	275

Global Real Estate Index	2,960	(2,960)	–

Global Sustainability Index	(663)	663	–

International Equity	166	(166)	–

International Equity Index	(5,933)	2,216	3,717

Large Cap Value	(190)	190	–

Multi-Manager Global Listed Infrastructure	(83)	83	–

Multi-Manager Global Real Estate	328	(382)	53

Northern Engage360TM	290	(290)	–

Small Cap Core	(33)	33	–

Small Cap Index	(101)	(63)	164

Stock Index	–	(1,064)	1,064

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.

For the period from November 1, 2022, through the fiscal year ended March 31, 2023, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Global Sustainability Index	$10,192

Small Cap Index	6,788

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Active M Emerging Markets Equity	$23,140	$ –

Emerging Markets Equity Index	49,446	321,488

Global Tactical Asset Allocation	908	1,388

International Equity	18,992	27,065

International Equity Index	13,434	602,473

Northern Engage360TM	17,855	2,561

U.S. Quality ESG	11,696	9,242

At November 30, 2022, the Global Real Estate Index Fund and Multi-Manager Global Real Estate Fund’s most recent tax year end, the non-expiring short-term capital losses were approximately $3,503,000 and $643,000, respectively, and for the Global Real Estate Index Fund long-term capital losses were approximately $126,106,000. The Funds may offset future capital gains with these capital loss carryforwards.

NORTHERN FUNDS SEMIANNUAL REPORT	219	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2023, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Active M Emerging Markets Equity	$ 206	$ –	$ 5,467

Active M International Equity	7,715	4,600	75,589

Emerging Markets Equity Index	17,663	–	303,793

Global Sustainability Index	8,959	–	278,339

Global Tactical Asset Allocation	274	–	(412)

Income Equity	109	2,335	38,843

International Equity	3,767	–	5,850

International Equity Index	42,165	–	1,273,581

Large Cap Core	104	3,687	76,849

Large Cap Value	1,033	–	2,197

Mid Cap Index	8,508	41,739	546,681

Northern Engage360TM	3,326	–	16,122

Small Cap Core	4,846	10,980	139,033

Small Cap Index	4,897	–	243,178

Small Cap Value	6,406	22,411	620,135

Stock Index	5,763	124,237	7,105,472

U.S. Quality ESG	135	–	49,675

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2022, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds’ last tax year end, were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Global Real Estate Index	$ –	$ –	$146,307

Multi-Manager Global Listed Infrastructure	3,794	12,532	18,115

Multi-Manager Global Real Estate	363	–	(148)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2023, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Active M Emerging Markets Equity	$ 1,445	$ –

Active M International Equity	6,821	–

Emerging Markets Equity Index	31,842	–

Global Sustainability Index	20,558	4,583

Global Tactical Asset Allocation	3,244	4,242

Income Equity	3,036	4,992

International Equity	3,200	–

International Equity Index	110,518	–

Large Cap Core	4,345	7,220

Large Cap Value	1,998	2,798

Mid Cap Index	29,760	160,351

Northern Engage360TM	–	38,548

Small Cap Core	1,349	1,295

Small Cap Index	13,925	57,546

Small Cap Value	14,152	79,925

Stock Index	172,621	300,253

U.S. Quality ESG	5,527	8,279

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2022, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Active M Emerging Markets Equity	$ 26,918	$ 61,241

Active M International Equity	12,650	54,777

Emerging Markets Equity Index	63,000	–

Global Sustainability Index	21,028	46,004

Global Tactical Asset Allocation	2,949	3,287

Income Equity	5,331	16,400

International Equity	4,000	–

International Equity Index	179,350	–

Large Cap Core	15,244	24,926

Large Cap Value	3,869	1,428

Mid Cap Index	72,709	173,392

Northern Engage360TM	8,986	23,820

Small Cap Core	5,041	70,514

Small Cap Index	29,796	144,322

Small Cap Value	31,556	340,449

Stock Index	177,611	241,617

EQUITY FUNDS	220	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

U.S. Quality ESG	$ 11,897	$ 15,406

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds’ tax years ended November 30, 2022 and November 30, 2021 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2022 AND NOVEMBER 30, 2021 DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Global Real Estate Index (2022)	$29,218	$ –	$11,867

Global Real Estate Index (2021)	29,859	–	–

Multi-Manager Global Listed Infrastructure (2022)	38,851	69,703	–

Multi-Manager Global Listed Infrastructure (2021)	18,097	9,732	–

Multi-Manager Global Real Estate (2022)	4,400	1,507	–

Multi-Manager Global Real Estate (2021)	3,548	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds have a tax year end of November 30th, as such, the information in this section is as of each Fund’s tax year end. The tax character of distributions paid for the period December 1, 2022 through March 31, 2023 will be determined at the end of its tax year ending November 30, 2023.

Above figures may differ from those cited elsewhere in this report due to differences in the timing and amounts determined in accordance with federal income tax regulations versus financial statement amounts determined in accordance with U.S. GAAP. The final tax character of the Funds’ distributions is reported on IRS Form 1099-DIV.

As of March 31, 2023, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.

NTI has contractually agreed to limit payments of service fees from Class I shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds to an annual rate of 0.05 percent, 0.10 percent and 0.10 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds.

There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2023.

NORTHERN FUNDS SEMIANNUAL REPORT	221	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2023.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2022, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility.

During the six months ended September 30, 2023, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Global Tactical Asset Allocation	$ 341	6.30%

International Equity	1,100	6.18

International Equity Index	1,100	6.05

Large Cap Core	1,050	6.42

Large Cap Value	100	6.26

Mid Cap Index	33,600	6.15

Small Cap Index	700	6.41

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2023. There were no outstanding loan amounts at September 30, 2023.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

With respect to the Global Sustainability Index, Small Cap Core, and U.S. Quality ESG Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

With respect to the Emerging Markets Equity Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

With respect to each Fund that invests in a money market mutual fund managed by NTI that complies with Rule 2a-7 under the 1940 Act (an “Affiliated Money Market Fund”), NTI has contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee (defined as the Affiliated Money Market Fund’s contractual management fee less any contractual and voluntary fee waivers provided by the

EQUITY FUNDS	222	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Affiliated Money Market Fund) NTI earned on the amount invested by the Fund in the Affiliated Money Market Fund. The reimbursement will not apply to those Funds that do not charge a management fee as a result of contractual or voluntary fee waivers.

The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivable at September 30, 2023 was approximately $3,000 for the Northern Engage360TM Fund and is shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities.

At September 30, 2023, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Emerging Markets Equity Index	0.1400%	0.1549%

Global Real Estate Index	0.4000%	0.4700%

Global Sustainability Index	0.1800%	0.2400%

Global Tactical Asset Allocation	0.2300%	0.2500%

Income Equity	0.4600%	0.4800%

International Equity	0.4700%	0.4900%

International Equity Index	0.0900%	0.1049%

Large Cap Core	0.4400%	0.4500%

Large Cap Value	0.5300%	0.5500%

Mid Cap Index	0.0900%	0.1049%

Small Cap Core	0.4700%	0.4900%

Small Cap Index	0.0900%	0.1049%

Small Cap Value	0.9500%	1.0000%

Stock Index	0.0400%	0.0549%

U.S. Quality ESG	0.3700%	0.3900%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%

Active M International Equity	0.82%	0.795%	0.771%	0.84%

Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	0.96%

Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Northern Engage360TM	0.68%	0.660%	0.640%	0.70%

The contractual reimbursement arrangements described above may not be terminated before July 31, 2024 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.

During the six months ended September 30, 2023, NTI voluntarily reimbursed a portion of the management fee for the Northern Engage360TM Fund. This amount voluntarily reimbursed by NTI is shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivable at September 30, 2023 was appoximately $27,000 and is shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Amounts waived or reimbursed by the Investment Adviser pursuant to voluntary or contractual agreements may not be recouped by the Investment Adviser at any time in the future for prior fiscal years.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.

The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2023, Axiom Investors LLC, Ashmore Investment Management Limited and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2023, Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.

NORTHERN FUNDS SEMIANNUAL REPORT	223	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As of September 30, 2023, First Sentier Investors (Australia) IM Ltd., Lazard Asset Management LLC and KBI Global Investors (North America), Ltd. are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2023, Janus Henderson Investors US LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

During the six months ended September 30, 2023, Northern Engage360™ Fund was managed by Sub-Advisers. As of September 30, 2023, Northern Engage360™ Fund is not managed by Sub-Advisers.

NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”) and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2023, the Funds held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. Prior to August 1, 2023, NTI reimbursed each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. Effective August 1, 2023, NTI reimbursed each Fund the management fees payable to the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in an Affiliated Money Market Fund, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2023, there were no Funds engaged in purchases and/or sales of securities from an affiliated entity.

NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. For the six months ended September 30, 2023, Northern Engage360TM Fund paid Northern Trust Securities, Inc., an affiliate of NTI approximately $17,000 in brokerage commissions.

EQUITY FUNDS	224	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

During the fiscal year ended March 31, 2023, the Active M Emerging Markets Equity, Emerging Markets Equity Index and Global Real Estate Index Funds received reimbursements from Northern Trust of less than $1,000 and approximately $5,000 and $10,000, respectively, in connection with errors. The reimbursements are included in Capital share transactions on the Statements of Changes in Net Assets. The cash contribution represents less than $0.01 per share and had no effect on each Fund’s total return.

Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2023, the International Equity and International Equity Index Funds paid Northern Trust approximately $1,000 and $6,000, respectively. The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360TM Funds each paid amounts to Northern Trust of less than $1,000. The Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index and Multi-Manager Global Listed Infrastructure Funds received amounts from Northern Trust of approximately $3,000, $11,000, $19,000, $21,000, $7,000, $75,000 and $25,000, respectively. The Active M Emerging Markets Equity, Multi-Manager Global Real Estate and Northern Engage360TM Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Active M Emerging Markets Equity	$–	$59,453	$–	$100,028

Active M International Equity	–	75,613	–	104,749

Emerging Markets Equity Index	–	170,318	–	313,793

Global Real Estate Index	–	32,249	–	66,574

Global Sustainability Index	–	276,688	–	173,560

Global Tactical Asset Allocation	–	20,901	–	21,672

Income Equity	–	20,551	–	21,766

International Equity	–	37,274	–	31,957

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

International Equity Index	$–	$341,773	$–	$548,465

Large Cap Core	–	71,643	–	87,047

Large Cap Value	–	10,922	–	13,318

Mid Cap Index	–	192,465	–	376,026

Multi-Manager Global Listed Infrastructure	–	204,207	–	118,903

Multi-Manager Global Real Estate	–	25,136	–	25,622

Northern Engage360TM	–	8,432	–	237,414

Small Cap Core	–	51,717	–	58,884

Small Cap Index	–	95,860	–	241,560

Small Cap Value	–	251,792	–	320,932

Stock Index	–	156,782	–	547,322

U.S. Quality ESG	–	87,721	–	137,399

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Active M Emerging Markets Equity	$ 10,101	$ (6,526)	$ 3,575	$ 125,679

Active M International Equity	72,035	(19,322)	52,713	380,555

Emerging Markets Equity Index	378,612	(142,864)	235,748	1,043,845

Global Real Estate Index	168,776	(114,907)	53,869	835,498

Global Sustainability Index	371,957	(62,806)	309,151	1,343,542

NORTHERN FUNDS SEMIANNUAL REPORT	225	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Global Tactical Asset Allocation	$ 4,537	$ (6,071)	$ (1,534)	$ 101,691

Income Equity	42,965	(5,151)	37,814	103,344

International Equity	10,068	(5,616)	4,452	119,214

International Equity Index	1,337,733	(210,069)	1,127,664	2,943,091

Large Cap Core	79,292	(5,015)	74,277	163,997

Large Cap Value	4,901	(3,640)	1,261	56,189

Mid Cap Index	598,639	(115,112)	483,527	1,309,995

Multi-Manager Global Listed Infrastructure	45,385	(146,770)	(101,385)	1,060,045

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Multi-Manager Global Real Estate	$ 6,993	$ (13,888)	$ (6,895)	$ 118,278

Northern Engage360TM	–	(66)	(66)	4,311

Small Cap Core	160,343	(33,059)	127,284	290,069

Small Cap Index	379,294	(151,586)	227,708	780,289

Small Cap Value	576,765	(44,545)	532,220	972,879

Stock Index	7,412,331	(113,234)	7,299,097	3,616,795

U.S. Quality ESG	70,270	(9,968)	60,302	302,437

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares class for the six months ended September 30, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	1,427	$ 19,083	–	$ –	(4,580)	$(61,794)	(3,153)	$(42,711)

Active M International Equity	716	8,367	–	–	(4,177)	(48,602)	(3,461)	(40,235)

Emerging Markets Equity Index	6,782	72,207	–	–	(25,187)	(269,882)	(18,405)	(197,675)

Global Real Estate Index	8,309	74,494	350	3,043	(12,787)	(114,294)	(4,128)	(36,757)

Global Tactical Asset Allocation	787	9,365	110	1,299	(965)	(11,552)	(68)	(888)

Income Equity	372	5,208	106	1,451	(550)	(7,569)	(72)	(910)

International Equity	1,153	11,055	–	–	(992)	(9,547)	161	1,508

International Equity Index	13,034	173,889	–	–	(34,674)	(465,183)	(21,640)	(291,294)

Large Cap Core	320	7,492	63	1,517	(1,033)	(24,767)	(650)	(15,758)

Large Cap Value	43	807	–	–	(173)	(3,265)	(130)	(2,458)

Mid Cap Index	4,629	91,472	–	–	(15,908)	(311,845)	(11,279)	(220,373)

Multi-Manager Global Listed Infrastructure	13,025	153,871	724	8,340	(7,066)	(82,200)	6,683	80,011

Multi-Manager Global Real Estate	705	7,097	61	588	(863)	(8,607)	(97)	(922)

Northern Engage360TM	–	41	638	6,123	(24,711)	(236,977)	(24,073)	(230,813)

Small Cap Index	3,016	36,921	–	–	(15,575)	(194,263)	(12,559)	(157,342)

Small Cap Value	4,633	85,626	–	–	(10,447)	(192,946)	(5,814)	(107,320)

Stock Index	10,928	503,893	414	19,164	(17,332)	(793,044)	(5,990)	(269,987)

Transactions in Shares class for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	4,307	$59,233	28	$ 355	(11,772)	$(154,552)	(7,437)	$(94,964)

Active M International Equity	2,264	23,798	57	584	(11,079)	(113,778)	(8,758)	(89,396)

EQUITY FUNDS	226	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Emerging Markets Equity Index	63,649	$672,010	550	$ 5,581	(82,198)	$ (862,964)	(17,999)	$(185,373)

Global Real Estate Index	17,771	167,103	617	5,579	(35,502)	(326,991)	(17,114)	(154,309)

Global Tactical Asset Allocation	456	5,513	565	6,678	(1,843)	(22,277)	(822)	(10,086)

Income Equity	358	4,934	582	7,621	(1,404)	(18,778)	(464)	(6,223)

International Equity	3,411	29,755	179	1,555	(3,256)	(28,154)	334	3,156

International Equity Index	53,934	653,559	1,760	21,314	(73,873)	(881,350)	(18,179)	(206,477)

Large Cap Core	642	14,613	489	10,671	(1,733)	(39,308)	(602)	(14,024)

Large Cap Value	242	4,756	249	4,624	(502)	(9,790)	(11)	(410)

Mid Cap Index	12,058	239,064	8,280	154,003	(25,229)	(506,930)	(4,891)	(113,863)

Multi-Manager Global Listed Infrastructure	27,838	335,875	1,856	21,590	(31,866)	(373,461)	(2,172)	(15,996)

Multi-Manager Global Real Estate	699	7,581	117	1,150	(4,819)	(49,726)	(4,003)	(40,995)

Northern Engage360TM	102	936	4,132	37,812	(6,823)	(75,087)	(2,589)	(36,339)

Small Cap Index	11,100	138,237	4,720	55,315	(25,207)	(315,561)	(9,387)	(122,009)

Small Cap Value	10,657	202,425	5,110	92,187	(37,116)	(711,649)	(21,349)	(417,037)

Stock Index	22,464	963,025	7,124	295,053	(35,095)	(1,524,094)	(5,507)	(266,016)

Transactions in Class K shares for the six months ended September 30, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	3,812	$71,913	–	$ –	(3,137)	$(58,943)	675	$12,970

Small Cap Core	53	1,416	–	–	(475)	(12,210)	(422)	(10,794)

U.S. Quality ESG	391	6,427	35	565	(3,715)	(59,605)	(3,289)	(52,613)

Transactions in Class K shares for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	10,815	$182,966	349	$5,855	(7,920)	$(141,574)	3,244	$47,247

Small Cap Core	897	22,179	43	1,054	(1,513)	(38,649)	(573)	(15,416)

U.S. Quality ESG	4,928	74,346	627	9,247	(8,937)	(133,929)	(3,382)	(50,336)

Transactions in Class I shares for the six months ended September 30, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	10,566	$196,702	–	$ –	(6,418)	$(120,135)	4,148	$76,567

Small Cap Core	487	12,616	–	–	(740)	(19,325)	(253)	(6,709)

U.S. Quality ESG	318	5,025	9	141	(130)	(2,121)	197	3,045

NORTHERN FUNDS SEMIANNUAL REPORT	227	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class I shares for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	17,772	$306,546	667	$11,197	(11,583)	$(196,197)	6,856	$121,546

Small Cap Core	1,013	25,628	41	1,014	(1,570)	(39,640)	(516)	(12,998)

U.S. Quality ESG	1,143	17,036	13	184	(93)	(1,388)	1,063	15,832

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2023, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Active M Emerging Markets Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 3,597	$80,321	$80,266	$ –	$ –	$ 123	$ 3,652	3,651,861

Active M International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	19,399	102,971	104,522	–	–	475	17,848	17,848,135

Emerging Markets Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	47,001	150,592	173,046	–	–	863	24,547	24,547,190

Global Real Estate Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,972	99,047	101,416	–	–	366	6,603	6,603,483

Global Sustainability Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	21,567	142,303	140,826	–	–	685	23,044	23,044,434

	Northern Trust Corp.	955	108	41	(184)	(26)	18	812	11,678

	Total	$22,522	$142,411	$140,867	$ (184)	$ (26)	$ 703	$ 23,856	23,056,112

Global Tactical Asset Allocation	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$ 1,928	$ 438	$ 133	$ (48)	$ (19)	$ 42	$ 2,166	47,084

	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	205	7	102	23	(34)	3	99	2,478

	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,522	119	602	(28)	(48)	49	1,963	80,355

	FlexShares® Disciplined Duration MBS Index Fund	4,127	194	2,681	75	(147)	33	1,568	79,495

	FlexShares® Global Quality Real Estate Index Fund	2,026	229	115	(118)	(40)	37	1,982	40,513

EQUITY FUNDS	228	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	FlexShares® High Yield Value-Scored Bond Index Fund	$ 9,063	$ 3,029	$ 984	$ (36)	$ (226)	$ 478	$ 10,846	272,788

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	5,175	2,506	418	(323)	(67)	146	6,873	299,625

	FlexShares® International Quality Dividend Index Fund	5,541	282	1,739	62	(188)	154	3,958	185,847

	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	5,589	264	1,819	45	(140)	90	3,939	62,974

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,060	155	2,272	281	(278)	41	1,946	40,575

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	5,802	2,003	566	(391)	52	146	6,900	170,610

	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	10,582	997	1,880	560	(138)	77	10,121	62,138

	FlexShares® Quality Dividend Index Fund	9,492	901	1,499	304	(55)	113	9,143	163,904

	FlexShares® STOXX Global Broad Infrastructure Index Fund	2,044	159	104	(134)	(6)	35	1,959	40,441

	FlexShares® U.S. Quality Low Volatility Index Fund	7,603	387	2,632	98	(57)	46	5,399	104,792

	FlexShares® Ultra-Short Income Fund	4,103	315	451	15	1	91	3,983	53,027

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	142	25,475	23,937	–	–	14	1,680	1,680,252

	Total	$ 80,004	$ 37,460	$ 41,934	$ 385	$ (1,390)	$1,595	$ 74,525	3,386,898

Income Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 1,520	$ 5,724	$ 5,226	$ –	$ –	$ 33	$ 2,018	2,018,024

International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,249	9,712	10,563	–	–	22	398	397,670

International Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	6,457	143,191	137,949	–	–	187	11,699	11,698,671

NORTHERN FUNDS SEMIANNUAL REPORT	229	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Large Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 1,908	$ 26,301	$ 26,616	$ –	$ –	$ 40	$ 1,593	1,592,538

Large Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	314	3,598	3,065	–	–	13	847	847,377

Mid Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,202	168,196	181,536	–	–	459	16,862	16,862,018

Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,995	236,790	232,365	–	–	1,177	32,420	32,420,022

Multi-Manager Global Real Estate	Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,738	23,858	23,980	–	–	118	4,616	4,615,522

Northern Engage360TM	Northern Institutional Funds - U.S. Government Portfolio (Shares)	9,496	367,943	373,194	–	–	412	4,245	4,244,901

Small Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	20,078	34,008	41,729	–	–	370	12,357	12,357,073

Small Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,475	54,435	55,288	–	–	103	2,622	2,622,350

Small Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	75,543	137,735	181,073	–	–	1,260	32,205	32,205,496

Stock Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	85,432	597,319	473,519	–	–	2,018	209,232	209,231,506

	Northern Trust Corp.	5,580	–	304	(1,123)	(34)	91	4,119	59,287

	Total	$ 91,012	$597,319	$473,823	$(1,123)	$ (34)	$2,109	$213,351	209,290,793

U.S. Quality ESG	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 8,063	$ 27,644	$ 31,751	$ –	$ –	$ 77	$ 3,956	3,955,863

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

EQUITY FUNDS	230	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2023:

		ASSETS		LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$ –	Net Assets - Net unrealized depreciation	$(61)	*

Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(190)	*

Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(956)	*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	84	Unrealized depreciation on forward foreign currency exchange contracts	(19)

Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(484)	*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	91	Unrealized depreciation on forward foreign currency exchange contracts	(15)

Global Sustainability Index	Equity contracts	Net Assets - Net unrealized appreciation	7*	Net Assets - Net unrealized depreciation	(1,165)	*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	23	Unrealized depreciation on forward foreign currency exchange contracts	(62)

Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(89)	*

	Equity contracts			Outstanding options written, at value	(4)

International Equity	Equity contracts	Net Assets - Net unrealized appreciation	3*	Net Assets - Net unrealized depreciation	(37)	*

International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	91*	Net Assets - Net unrealized depreciation	(668)	*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	55	Unrealized depreciation on forward foreign currency exchange contracts	(252)

Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(64)	*

Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(5)	*

Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(385)	*

Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	30*	Net Assets - Net unrealized depreciation	–

Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(514)	*

Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(33)	*

Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(1,431)	*

Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(1,340)	*

U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(10)	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current

NORTHERN FUNDS SEMIANNUAL REPORT	231	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2023, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS		CASH COLLATERAL RECEIVED	NET AMOUNT

Emerging Markets Equity Index Fund	BNP	$ 1		$ –	*	$ –	$ 1

	Citibank	39		–		–	39

	JPMorgan Chase	31		(1)		–	30

	Morgan Stanley	13		(13)		–	–

	Total	$84		$(14)		$ –	$70

Global Real Estate Index Fund	BNP	–	*	–	*	–	–

	Citibank	15		(1)		–	14

	JPMorgan Chase	6		(6)		–	–

	Morgan Stanley	7		(4)		–	3

	Toronto-Dominion Bank	41		–		–	41

	UBS	22		–		–	22

	Total	$91		$(11)		$ –	$80

Global Sustainability Index Fund	BNP	–	*	–		–	—*

	Citibank	2		(1)		–	1

	Goldman Sachs	2		–		–	2

	JPMorgan Chase	16		(16)		–	–

	Toronto-Dominion Bank	3		(3)		–	–

	UBS	–	*	–	*	–	–

	Total	$23		$(20)		$ –	$3

International Equity Index Fund	UBS	55		–		–	55

	Total	$55		$ –		$ –	$55

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS		CASH COLLATERAL PLEDGED	NET AMOUNT

Emerging Markets Equity Index Fund	BNP	$ –	*	$ –	*	$–	$ –

	JPMorgan Chase	(1)		1		–	–

	Morgan Stanley	(18)		13		–	(5)

EQUITY FUNDS	232	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY		GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

		Total	$ (19)	$ 14	$ —	$ (5)

Global Real Estate Index Fund	BNP		(4)	—*	—	(4)

	Citibank		(1)	1	—	—

	Goldman Sachs		—*	—	—	—*

	JPMorgan Chase		(6)	6	—	—

	Morgan Stanley		(4)	4	—	—

		Total	$ (15)	$ 11	$ —	$ (4)

Global Sustainability Index Fund	Citibank		(1)	1	—	—

	JPMorgan Chase		(39)	16	—	(23)

	Toronto-Dominion Bank		(22)	3	—	(19)

	UBS		—*	—*	—	—

		Total	$ (62)	$ 20	$ —	$ (42)

International Equity Index Fund	BNY Mellon		(28)	—	—	(28)

	Citibank		(5)	—	—	(5)

	Toronto-Dominion Bank		(219)	—	—	(219)

		Total	$(252)	$ —	$ —	$(252)

*	Amount rounds to less than one thousand.

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2023:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$162

Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	222

Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	2,636

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	30

Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	974

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	50

Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	3,108

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(38)

Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	151

	Equity contracts	Net realized gains (losses) on options written	54

International Equity	Equity contracts	Net realized gains (losses) on futures contracts	164

International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	2,732

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(212)

Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	101

Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	26

NORTHERN FUNDS SEMIANNUAL REPORT	233	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	$ 291

Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	880

Northern Engage360TM	Equity contracts	Net realized gains (losses) on futures contracts	193

Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	413

Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(41)

Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	1,247

Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	11,931

U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	224

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (135)

Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(510)

Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,185)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	133

Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,310)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	157

Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,572)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(132)

Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(160)

	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	20

International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(123)

International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,483)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(638)

Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(132)

Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(14)

Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,491)

Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(692)

Northern Engage360TM	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(183)

Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(803)

EQUITY FUNDS	234	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (262)

Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,547)

Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(6,551)

U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(197)

Volume of derivative activity for the six months ended September 30, 2023*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS

	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Active M Emerging Markets Equity	–	$ –	57	$ 522

Active M International Equity	–	–	25	1,518

Emerging Markets Equity Index	34	1,027	25	6,047

Global Real Estate Index	69	482	153	922

Global Sustainability Index	71	605	316	612

Income Equity	–	–	59	395

International Equity	–	–	81	226

International Equity Index	26	3,820	112	1,937

Large Cap Core	–	–	20	1,193

Large Cap Value	–	–	8	428

Mid Cap Index	–	–	28	3,934

Multi-Manager Global Listed Infrastructure	–	–	131	807

Northern Engage360TM	–	–	29	349

Small Cap Core	–	–	22	1,876

Small Cap Index	–	–	29	2,064

Small Cap Value	–	–	44	3,726

Stock Index	–	–	13	54,003

U.S. Quality ESG	–	–	30	893

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange, futures and written options equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had

NORTHERN FUNDS SEMIANNUAL REPORT	235	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2023 (UNAUDITED)

invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund (together, the “Small Cap Funds”). The claim stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Small Cap Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Small Cap Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the Second Circuit. The Small Cap Funds intend to continue to vigorously defend themselves against this action.

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In March 2021, the UK Financial Conduct Authority ("FCA") announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

14. EUROPEAN INSTABILITY

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian or other Eastern European investments, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions. Funds that track an index (an Index Fund) may experience challenges liquidating positions in Russian securities that have been removed from its underlying index and/or sampling the underlying index to continue to seek the Index Fund’s respective investment goal. Such circumstances may lead to increased tracking error between an Index Fund’s performance and the performance of its respective underlying index.

15. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than noted below.

Effective October 27, 2023, the Northern Engage360TM Fund has ceased operations and is no longer available for sale. Accordingly, the Fund is no longer making a public offering of its shares.

EQUITY FUNDS	236	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2023 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2023 through September 30, 2023.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2023 - 9/30/2023 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 218), if any, in the Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360TM Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 224), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	1.11%	$1,000.00	$ 984.30	$5.52

Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

ACTIVE M INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.85%	$1,000.00	$ 991.20	$4.24

Hypothetical (5% return before expenses)	0.85%	$1,000.00	$1,020.81	$4.31

EMERGING MARKETS EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.14%	$1,000.00	$ 970.90	$0.69

Hypothetical (5% return before expenses)	0.14%	$1,000.00	$1,024.37	$0.71

GLOBAL REAL ESTATE INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.47%	$1,000.00	$ 951.50	$2.30

Hypothetical (5% return before expenses)	0.47%	$1,000.00	$1,022.71	$2.38

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2023. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2023 through September 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	237	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES (continued)

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID 4/1/2023- 9/30/2023

Class K

Actual	0.24%	$1,000.00	$1,034.00	$1.22

Hypothetical (5% return before expenses)	0.24%	$1,000.00	$1,023.87	$1.22

Class I

Actual	0.29%	$1,000.00	$1,034.10	$1.48

Hypothetical (5% return before expenses)	0.29%	$1,000.00	$1,023.61	$1.47

GLOBAL TACTICAL ASSET ALLOCATION

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.26%	$1,000.00	$ 991.90	$1.30

Hypothetical (5% return before expenses)	0.26%	$1,000.00	$1,023.76	$1.32

INCOME EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.49%	$1,000.00	$1,039.20	$2.50

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$1,022.61	$2.48

INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.50%	$1,000.00	$1,001.10	$2.51

Hypothetical (5% return before expenses)	0.50%	$1,000.00	$1,022.56	$2.54

INTERNATIONAL EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.10%	$1,000.00	$ 981.70	$0.50

Hypothetical (5% return before expenses)	0.10%	$1,000.00	$1,024.57	$0.51

LARGE CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.45%	$1,000.00	$1,053.20	$2.32

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LARGE CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.57%	$1,000.00	$1,015.10	$2.88

Hypothetical (5% return before expenses)	0.57%	$1,000.00	$1,022.21	$2.89

MID CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.10%	$1,000.00	$1,004.20	$0.50

Hypothetical (5% return before expenses)	0.10%	$1,000.00	$1,024.57	$0.51

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.96%	$1,000.00	$ 911.70	$4.60

Hypothetical (5% return before expenses)	0.96%	$1,000.00	$1,020.26	$4.86

MULTI-MANAGER GLOBAL REAL ESTATE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.92%	$1,000.00	$ 940.50	$4.48

Hypothetical (5% return before expenses)	0.92%	$1,000.00	$1,020.46	$4.66

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2023. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2023 through September 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

NORTHERN ENGAGE360TM

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.68%	$1,000.00	$1,041.40	$3.48

Hypothetical (5% return before expenses)	0.68%	$1,000.00	$1,021.66	$3.45

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID 4/1/2023- 9/30/2023

Class K

Actual	0.49%	$1,000.00	$1,004.70	$2.46

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$1,022.61	$2.48

Class I

Actual	0.59%	$1,000.00	$1,004.30	$2.96

Hypothetical (5% return before expenses)	0.59%	$1,000.00	$1,022.11	$2.99

SMALL CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.05%	$1,000.00	$ 997.50	$0.25

Hypothetical (5% return before expenses)	0.05%	$1,000.00	$1,024.82	$0.25

SMALL CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	1.00%	$1,000.00	$ 1,007.70	$5.03

Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.05	$5.06

STOCK INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.05%	$1,000.00	$ 1,051.60	$0.26

Hypothetical (5% return before expenses)	0.05%	$1,000.00	$1,024.82	$0.25

U.S. QUALITY ESG

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID 4/1/2023- 9/30/2023

Class K

Actual	0.39%	$1,000.00	$ 1,053.30	$2.01

Hypothetical (5% return before expenses)	0.39%	$1,000.00	$1,023.11	$1.98

Class I

Actual	0.49%	$1,000.00	$ 1,053.10	$2.52

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$1,022.61	$2.48

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2023. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2023 through September 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	239	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

All Northern Funds Equity Funds, except Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds

At an in-person meeting held on May 17-18, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved the continuance for an additional one-year period of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of the Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, and U.S. Quality ESG Fund (each, and “actively managed Fund”); and Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Global Sustainability Index Fund (each, an “index Fund” and, together with the actively managed Funds, each a “Fund” and collectively, the “Funds”).

In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on March 1-2, 2023 (the “March Meeting”) and an executive session of the Independent Trustees held via videoconference on April 13, 2023 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the March and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Funds’ investment performance over different time periods, including in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”), and against the Funds’ respective benchmark indexes; (iii) the contractual management fee rates (before fee waivers and expense reimbursements), actual advisory fee rates (after fee waivers and expense reimbursements), and total expense ratios (after fee waivers and expense reimbursements) of the Funds, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (vii) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Funds; (v) information about purchases and redemptions of each Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) the nature of the Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Funds with the funds included in their respective Performance Universes and Expense Groups. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to the Board about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

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EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s assets, including the day-to-day portfolio management of each Fund. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, what portion of each Fund’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Fund shares.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Funds, and the quality of Northern’s communications with, and services to, shareholders of the Funds. The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of its investment approach with respect to the Funds. The Trustees also considered the strong financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees reviewed information on the Funds’ investment performance for one-, two-, three-, four-, five-and ten-years ended January 31, 2023, as well as performance for the month, quarter and year-to-date ended January 31, 2023. The Trustees compared the investment performance of each Fund to its respective Performance Universe. The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective benchmark indexes.

The Trustees considered the performance of each of the Funds against its respective Performance Universe for the one-, three-, five-, and ten-year periods (as applicable) ended January 31, 2023. The Trustees noted that the actively managed Funds were all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods, except for:

• Income Equity Fund, which was in the fifth quintile for the one-year period, and second quintile for the three- and five- year periods;

• International Equity Fund, which was in the fourth quintile for the one-year period, and third quintile for the three- and five-year periods; and

• Small Cap Value Fund, which was in the third quintile for the one-year period, and fifth quintile for the three- and five-year periods.

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

The Trustees also considered that the actively managed Funds generally outperformed their respective benchmark indexes for the one-year period, but generally underperformed their benchmark indexes for the three- and five-year periods ended January 31, 2023, except:

• International Equity Fund, which underperformed its benchmark index for the one- and five-year periods and outperformed its benchmark index for the three-year period;

• Large Cap Core Fund, which outperformed its benchmark index for the one- and three-year periods, and underperformed in the five-year period; and

• Large Cap Value Fund, Small Cap Core Fund and US Quality ESG Fund, which outperformed their respective benchmark indexes for the one-, three- and five-year periods.

The Trustees noted that the index Funds were all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods, except:

• Global Real Estate Index Fund was in the third quintile for the one-year period and the fifth quintile for the three- and five-year periods.

• Global Sustainability Index Fund was in the fourth quintile for the one-year period and the second quintile for the three- and five-year periods.

• Small Cap Index Fund was in the fourth quintile for the one-, three- and five-year periods.

The Trustees considered Northern’s explanations of the Funds’ performance and reviewed the differences in investment parameters of certain Funds and their peers. They considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve, and noted the potential impact on performance of the relative risk parameters of the Funds. In addition, the Trustees reviewed the consistency of Northern’s investment strategy for each Fund and processes to address performance issues, including changes implemented by Northern to resolve performance issues. The Trustees considered Northern’s explanations for the reasons for tracking differences of the index Funds and concluded that each of them was appropriately tracking its respective underlying index. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.

The Trustees in particular considered Northern’s explanation that the Performance Universe prepared by the Data Provider for Small Cap Index Fund included both actively managed and index funds, and that actively managed small cap funds had generally outperformed small cap index funds during the relevant period, resulting in Small Cap Index Fund’s relatively lower performance versus peers. The Board further considered Northern’s statement that Small Cap Index Fund’s tracking difference with its underlying index was in line with Northern’s expectations, and that Northern was satisfied that the Fund’s underlying index, the Russell 2000 Index, was representative of the small cap market.

The Trustees concluded that, based on the information received, each Fund’s performance was generally satisfactory, noting the resources that Northern dedicated to improving the Funds’ performance and monitoring any underperformance, as applicable.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated each Fund’s contractual management fee rate (before fee waivers and expense reimbursements) and actual advisory fee rate (after fee waivers and expense reimbursements); each Fund’s total operating expense ratio; and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Fund. The Trustees considered that all of the Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio and that Northern was in each case reimbursing back to the investing Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Fund expenses.

The Trustees reviewed information on the contractual management fee rate paid by each Fund under the Management Agreement and each Fund’s total operating expense ratio compared to its respective Expense Group. The Trustees noted that the Management Agreement encompassed the provision of both advisory and administrative services by Northern and its affiliates, which may result in Northern’s actual advisory fee rate appearing to be higher when compared to certain Expense Group peers whose actual advisory fee rates do not encompass the provision of administrative services. The Trustees also considered each Fund’s respective peer retail share class within each Fund’s respective investment classification (“Objective Median”), as measured by the Data Provider, noting that the majority of the Funds only offer a single share class, whereas many of the competitors offered multiple share classes.

The Trustees considered that Northern had reimbursed expenses and/or waived fees for many of the Funds. The Trustees noted that the Funds’ total expense ratios (after fee waivers and expense reimbursements) were in the first or second quintile of their respective Expense Group. The Trustees noted Northern’s proposal to renew Small Cap Value Fund’s current expense cap, which was in the second quintile of its Expense Group. The Trustees noted that the Funds’ contractual management fee rates and actual advisory fee rates were in the first or second quintile of their respective Expense Group, except for the Small Cap Value Fund, whose contractual management fee rate and actual advisory

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EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

fee rate were fourth quintile of its Expense Group, and Global Real Estate Index Fund, whose contractual management fee rate was in the third quintile of its Expense Group.

The Trustees considered the fees charged by Northern to other similarly managed, comparable private institutional accounts compared to the Funds. The Trustees considered the difference in, and level of complexity of, services provided by Northern to the private institutional accounts compared to the Funds, including (i) regulatory, operational and compliance differences; (ii) differences in board and committee support; and (iii) differences in management. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Funds compared to those charged to the private institutional accounts.

Upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Funds’ management fee rate structure. In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. They considered Northern’s discussion of the Funds’ management fee rate structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements to limit total annual fund operating expenses for each Fund. The Trustees noted that many of the actively managed Funds had a quantitative active strategy. They agreed that breakpoints were not necessary for the Funds at this time based on their current management fee rates and contractual expense reimbursements. Based on the foregoing, the Trustees determined that the Funds’ current management fee rate structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the extent to which Northern benefited from receipt of research products and services generated by the Funds.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Northern Funds Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds

At an in-person meeting held on May 17-18, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved the continuance for an additional one-year period of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds (each a “Multi-Manager Equity Fund” and collectively, the “Multi-Manager Equity Funds”); and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Equity Funds.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern, and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at an in-person Board meeting held on March 1-2, 2023 (the “March Meeting”), and an executive session of the Independent Trustees held via videoconference on April 13, 2023 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations, and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel, and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

Management Agreement

In evaluating the Multi-Manager Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the March and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Multi-Manager Equity Funds’ investment performance over different time periods, including in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”), and against the Funds’ respective benchmark indexes; (iii) the contractual management fee rates (before fee waivers and expense reimbursements), actual advisory fee rates (after fee waivers and expense reimbursements), and total expense ratios (after fee waivers and expense reimbursements) of the Multi-Manager Equity Funds, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager Equity Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager Equity Funds; and (vii) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Equity Funds, including Northern’s staffing for the Multi-Manager Equity Funds and the experience of the portfolio managers and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Multi-Manager Equity Funds; (v) information about purchases and redemptions of each Multi-Manager Equity Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) the nature of the Multi-Manager Equity Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Multi-Manager Equity Funds with the funds included in their respective Performance Universes and Expense Groups. In considering the Multi-Manager Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Equity Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to them about the Multi-Manager Equity Funds together and with respect to each Multi-Manager Equity Fund separately as the Board deemed appropriate.

EQUITY FUNDS	244	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Multi-Manager Equity Funds, including both the investment advisory services, and separately the administrative and other non-advisory services. These services include acting as the Multi-Manager Equity Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Equity Funds and the Trust. The Trustees understood that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Multi-Manager Equity Funds’ assets. They considered that Northern provided overall general investment management services to the Multi-Manager Equity Funds and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting each Multi-Manager Equity Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Equity Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) overseeing the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Equity Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Equity Fund, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Equity Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Equity Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment strategy with the other sub-advisers managing assets of the same Multi-Manager Equity Fund. The Trustees considered that the prospectuses for the Multi-Manager Equity Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Equity Fund. The Trustees considered that at the time of the Annual Contract Meeting, Northern supervised a significant number of sub-advisers. The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Equity Funds. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance and operational due diligence teams, including maintaining and monitoring Northern’s and the Multi-Manager Equity Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Equity Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Equity Funds’ service providers as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Multi-Manager Equity Funds, and the quality of Northern’s communications with, and services to, shareholders of the Multi-Manager Equity Funds. The Trustees reviewed the administrative services provided to the Multi-Manager Equity Funds by Northern and its affiliates, including its oversight of the Multi-Manager Equity Funds’ day-to-day custodial, transfer agency and fund account operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Multi-Manager Equity Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Multi-Manager Equity Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.

The Trustees considered the qualifications, background, and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of its investment approach with respect to the Multi-Manager Equity Funds. The Trustees considered the strong financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Multi-Manager Equity Funds and their shareholders.

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Performance

The Trustees considered the investment performance of each of the Multi-Manager Equity Funds, including whether it had operated within its respective investment objective. For Multi-Manager Equity Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Equity Funds’ investment performance for the one, two, three, four, five and ten- year periods ended January 31, 2023, as well as performance for the month, quarter, and year-to-date ended January 31, 2023. The Trustees compared the investment performance of each Multi-Manager Equity Fund to its respective Performance Universe. The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective benchmark indexes.

The Trustees considered the performance of each of the Multi-Manager Equity Funds against their respective Performance Universe for the one-, three- and five- year periods ended January 31, 2023. The Trustees noted that:

• Active M Emerging Markets Equity Fund performed in the third quintile for the one- and three-year periods and fourth quintile for the five- year period;

• Active M International Equity Fund performed in the first quintile for the one-, three- and five-year periods;

• Multi-Manager Global Real Estate Fund performed in the third quintile for one-year period and second quintile for the three- and five-year periods;

• Multi-Manager Global Listed Infrastructure Fund performed in the second quintile for the one-year period, fourth quintile for the three-year period, and fifth quintile for the five-year period; and

• Northern Engage360TM Fund performed in the third quintile for the one-year period and fourth quintile for the three- and five-year periods.

The Trustees considered the performance of the Multi-Manager Equity Funds against their respective benchmark indexes for the one-, three- and five-year periods ended January 31, 2023. The Trustees noted that:

• Active M Emerging Markets Equity Fund underperformed its benchmark index for the one-, three- and five-year periods;

• Active M International Equity Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three- and five-year periods;

• Multi-Manager Global Real Estate Fund outperformed its benchmark index for the one-, three-, and five-year periods;

• Multi-Manager Global Listed Infrastructure Fund underperformed its benchmark index for the one- and five-year periods and outperformed its benchmark index for the three-year period; and

• Northern Engage360TM Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three- and five-year periods.

The Trustees considered Northern’s explanations of the Multi-Manager Equity Funds’ performance. They considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees considered material changes that have been taken to resolve performance issues. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Equity Funds that were underperforming. In particular, for Active M Emerging Markets Equity Fund, the Board considered Northern’s explanation that the Fund had underperformed for the one-year period due to an underweight in China combined with weak stock selection, and Northern’s commitment to renew the Fund’s current annual expense limitation.

The Trustees concluded that, based on the information received, the Multi-Manager Equity Funds’ performance was satisfactory, noting the resources that Northern dedicated to improving the Multi-Manager Equity Funds’ performance.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated each Multi-Manager Equity Funds’ contractual management fee rates (before fee waivers and expense reimbursements) and actual advisory fee rate (after fee waivers and expense reimbursements); each Multi-Manager Equity Funds’ total operating expense ratio; and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Multi-Manager Equity Fund. The Trustees considered that all of the Multi-Manager Equity Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio and that Northern was in each case reimbursing back to the investing Multi-Manager Equity Fund or waiving, as the case may be, a portion of the management fee rate attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Multi-Manager Equity Funds expenses.

The Trustees reviewed information on the contractual management fee rate paid by each Multi-Manager Equity Fund under the Multi-Manager Management Agreement and each Multi-Manager Equity Funds’ total operating expense ratio compared to each Multi-Manager Equity Funds’ respective Expense Group. The Trustees noted that the Management Agreement encompassed the provision of both advisory and administrative services by Northern and its affiliates, which may result in Northern’s actual advisory fee rate appearing to be higher

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SEPTEMBER 30, 2023 (UNAUDITED)

when compared to certain Expense Group peers whose actual advisory fee rates do not encompass any administrative services. The Trustees also considered each Multi-Manager Fund’s respective peer retail share class within each Fund’s respective investment classification (“Objective Median”), as measured by the Data Provider, noting that the metric was useful because the majority of the Multi-Manager Funds’ only offer a single share class structure, whereas many of the competitors offer multiple share classes. The Trustees considered that Northern had reimbursed expenses and/or waived fees for many of the Funds.

The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the total expense ratios (after fee waivers and expense reimbursements) for all of the Multi-Manager Equity Funds were in the first or second quintile of their respective Expense Group, except the Multi-Manager Global Listed Infrastructure Fund, which was in the third quintile of its Expense Group. The Trustees noted that the contractual management fee rate for Active M International Equity Fund was in the second quintile of its Expense Group; Northern Engage360TM Fund was in the third quintile of its Expense Group; and Active M Emerging Markets Equity Fund, Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund were in the fourth quintile of their respective Expense Group. The Trustees further noted that the actual advisory fee rate for Active M Emerging Markets Equity Fund and Northern Engage360TM Fund were in the third quintile of their respective Expense Group; Active M International Equity Fund and Multi-Manager Global Real Estate Fund were in the fourth quintile of their respective Expense Group; and Multi-Manager Global Listed Infrastructure Fund was in the fifth quintile of its Expense Group.

The Trustees considered the fees charged by Northern to other similarly managed, comparable private institutional accounts to the fees charged for the Multi-Manager Equity Funds. The Trustees considered the difference in, and level of complexity of, services provided by Northern to the private institutional accounts compared to the Multi-Manager Equity Funds, including (i) regulatory, operational and compliance differences; (ii) differences in board and committee support; and (iii) differences in management. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Funds compared to those charged to the private institutional accounts.

Upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Multi-Manager Equity Funds’ management fee rate structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the Multi-Manager

Management Agreement and in overseeing the sub-advisers. The Trustees considered that each of the Multi-Manager Equity Funds utilized multiple sub-advisers. In addition, the Trustees considered the amount of assets in each Multi-Manager Equity Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis, both before and after distribution and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Equity Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Equity Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Multi-Manager Equity Funds’ profitability report presentations from prior years.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager Equity Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Equity Funds.

Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Multi-Manager Equity Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Equity Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee rates for all of the Multi-Manager Equity Funds have breakpoints, thus ensuring that as a Multi-Manager Equity Fund’s assets grew it would be assessed a reduced management fee rate. They considered management’s discussion of the Multi-Manager Equity Funds’ management fee rate structures and considered Northern’s view that the Multi-Manager Equity Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Based on the foregoing, the Trustees determined that each Multi-Manager Equity Funds’ current management fee rate structure was reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manger Equity Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Multi-Manager Equity Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of some of the Multi-Manager Equity Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on assets managed by the sub-adviser for the Multi-Manager Equity Funds and Northern’s other discretionary clients.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of each Multi-Manager Equity Fund.

Sub-Advisory Agreements

The Trustees considered the Sub-Advisory Agreements for the Multi-Manager Equity Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Equity Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Equity Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications, and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Equity Fund. The Trustees placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Equity Funds.

Fees, Expenses and Performance

The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not by the Multi-Manager Equity Funds. The Trustees believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-adviser by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Equity Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern pays the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with

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EQUITY FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

respect to each Fund’s applicable performance benchmark index. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.

In particular, the Trustees noted that for the Active M Emerging Markets Equity Fund, Axiom Investors, LLC (“Axiom”) valuations for growth stocks corrected sharply over the course of the year, which negatively impacted Axiom’s more growth-oriented portfolio. Further, the Trustees noted that Axiom underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and sub-adviser inception periods. The Trustees also noted for the Active M Emerging Markets Equity Fund that Ashmore Investment Management Limited’s (“Ashmore”) macro-orientation underperformed for the one-year and since sub-adviser inception period, primarily driven by exposure to stock selections in certain countries; however, Ashmore outperformed their benchmark index in the first quarter of 2023.

For the Active M International Equity Fund, the Trustees considered that WCM Investment Management, LLC’s (“WCM”) underperformance for the calendar year 2022 was due to a market conditions, as growth significantly underperformed value, and stock selection. The Trustees noted that WCM had strong performance in the first quarter of 2023 and outperformed the benchmark index for the three-, five-, and sub-adviser inception periods. The Trustees also noted for the Active M International Equity Fund that Polen Capital Management (“Polen”) underperformed the Fund’s benchmark index for the one-year and sub-adviser inception periods. The Trustees noted that Polen’s underperformance in 2022 was largely driven by interest rate movements, which negatively impacted valuations for growth stocks across the strategy; that inflation-sensitive and cyclically oriented sectors, where Polen was underexposed, were relative outperformers during the year; and that holdings in certain sectors also contributed to underperformance. The Trustees noted that Polen had strong performance in the first quarter of 2023.

For the Multi-Manager Global Listed Infrastructure Fund, the Trustees noted that First Sentier Investors (Australia) IM Ltd.’s (“First Sentier”) underperformed the benchmark index for the one-year period and outperformed the benchmark index for the sub-adviser inception period. The Trustees noted that First Sentier’s underperformance for the calendar year 2022 was largely driven in the first quarter due to exposure to the oil and gas pipelines sector and rail and towers. Additionally, the Trustees noted that for the Multi-Manager Global Listed Infrastructure Fund, KBI Global Investors (North America), Ltd. (“KBI”) underperformed the benchmark index for the one-year and sub-adviser inception periods. The Trustees noted that the KBI is focused on growth-oriented areas of infrastructure, such as clean energy, which tend to trade at higher multiples, and that the Federal Reserve’s more restrictive monetary policy negatively impacted that area of the market. The Trustees also considered the impact of Russia’s invasion of Ukraine on energy and commodity prices, and on European stocks generally, which led to dramatic divergence between KBI and the Multi-Manager Global Listed Infrastructure Fund’s benchmark index. The Trustees considered that despite KBI’s allocation to energy infrastructure, which was the top performing segment of the infrastructure market in the first half of 2022, and KBI’s heavy investments in European utilities, which are more sustainably focused, KBI’s performance was within expectations given the Multi-Manager Global Listed Infrastructure Fund’s strategy’s profile and the market environment. The Trustees also noted that for the Multi-Manager Global Listed Infrastructure Fund, Lazard Asset Management LLC’s (“Lazard”) underperformed the one-year period but outperformed the three-, five-, and sub-adviser inceptions periods. The Trustees noted that Lazard’s underperformance for the year was primarily due to its sector allocations and that an underweight position in oil and gas pipelines and an overweight position to rail, toll roads and gas utilities detracted in the period. The Trustees considered that Northern noted that Lazard outperformed in the first quarter of 2023.

For the Northern Engage360TM Fund, the Trustees noted that Boston Common Asset Management (“Boston Common”) underperformed the benchmark index for the one-year and sub-adviser inception periods. The Trustees considered that Boston Common’s international strategy is a quality, growth at a reasonable price approach, which returned less than the value stocks that were in favor for 2022. The Trustees noted that Boston Common increased its allocation to value stocks during the year, largely by allocating more assets to financials, and outperformed in the first quarter of 2023.

The Trustees concluded, based upon the information provided, that most of the sub-advisers’ performance records were generally satisfactory, and where there had been ongoing sub-adviser underperformance, Northern had acted quickly to make changes to improve Fund performance, including by replacing sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Equity Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Equity Funds at the management fee rate level, including Northern’s contractual expense limitations for the Multi-Manager Equity Funds.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Equity Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)	SEPTEMBER 30, 2023 (UNAUDITED)

commissions paid by the Multi-Manager Equity Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.

Conclusion

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to each sub-adviser on a Fund-by-Fund basis were fair and reasonable in light of the services provided by each of them and that the sub-advisory agreements with respect to each Multi-Manager Equity Fund should be reapproved for an additional one-year period.

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EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	251	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	252	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN FUNDS FIXED INCOME AND MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2023

NORTHERN FUNDS®

MANAGED BY NORTHERN TRUST

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

16	FINANCIAL HIGHLIGHTS

38	SCHEDULES OF INVESTMENTS

38	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)

42	BOND INDEX FUND (Ticker Symbol: NOBOX)

123	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)

130	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)

137	CORE BOND FUND (Ticker Symbol: NOCBX)

151	FIXED INCOME FUND (Ticker Symbol: NOFIX)

166	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)

181	HIGH YIELD MUNICIPAL FUND (Ticker Symbol: NHYMX)

196	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)

214	LIMITED TERM TAX-EXEMPT FUND (Ticker Symbol: NSITX)

225	LIMITED TERM U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)

227	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND (Ticker Symbol: NMEDX)

242	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)

281	SHORT BOND FUND (Ticker Symbol: BSBAX)

290	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)

308	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)

323	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbols: Shares: NUSFX, Siebert Williams Shank Shares: SWSFX)

332	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)

334	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)

337	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)

340	U.S. TREASURY INDEX FUND (Ticker Symbol: BTIAX)

344	NOTES TO THE FINANCIAL STATEMENTS

364	FUND EXPENSES

367	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

380	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust. You could lose money by investing in the U.S. Government Money Market and U.S. Government Select Money Market Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The U.S. Government Money Market and U.S. Government Select Money Market Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	BOND INDEX FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND	CORE BOND FUND

ASSETS:

Investments, at value	$63,623	$2,207,418	$233,231	$139,116	$93,551

Investments in affiliates, at value	523	27,208	11,253	9,328	1,145

Cash	—	—	—	—	4

Foreign currencies, at value	—	—	—	—	—

Interest income receivable	719	16,238	2,744	1,623	606

Dividend income receivable	8	173	56	57	19

Receivable for foreign tax reclaims	—	—	—	—	14

Receivable for securities sold	1,236	21,297	3,890	—	—

Receivable for variation margin on futures contracts	—	—	—	—	4

Receivable for fund shares sold	1	3,026	30	—	8

Receivable from investment adviser	2	18	4	4	2

Prepaid and other assets	8	8	9	10	5

Total Assets	66,120	2,275,386	251,217	150,138	95,358

LIABILITIES:

Payable for securities purchased	—	12,984	—	—	93

Payable for when-issued securities	—	26,817	—	—	—

Payable for variation margin on futures contracts	—	—	—	—	13

Payable for fund shares redeemed	285	807	181	450	3

Distributions payable to shareholders	56	1,942	172	121	95

Payable to affiliates:

Management fees	5	22	18	11	6

Custody fees	1	6	3	1	1

Shareholder servicing fees	9	—	11	10	1

Transfer agent fees	2	73	8	5	3

Accrued Trustee fees	4	10	4	4	4

Accrued other liabilities	24	44	25	24	26

Total Liabilities	386	42,705	422	626	245

Net Assets	$65,734	$2,232,681	$250,795	$149,512	$95,113

ANALYSIS OF NET ASSETS:

Capital stock	$81,969	$2,663,869	$296,700	$170,464	$130,374

Distributable loss	(16,235)	(431,188)	(45,905)	(20,952)	(35,261)

Net Assets	$65,734	$2,232,681	$250,795	$149,512	$95,113

Net Assets:

Shares	$65,734	$2,232,681	$250,795	$149,512	$95,113

Total Shares Outstanding ($.001 par value, unlimited authorization):

Shares	7,128	254,227	26,554	14,950	11,169

Net Asset Value, Redemption and Offering Price Per Share:

Shares	$9.22	$8.78	$9.44	$10.00	$8.52

Investments, at cost	$72,507	$2,532,782	$262,004	$154,789	$105,545

Investments in affiliates, at cost	523	27,208	11,253	9,328	1,145

Foreign currencies, at cost	—	—	—	—	—

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	LIMITED TERM TAX-EXEMPT FUND	LIMITED TERM U.S. GOVERNMENT FUND

$376,282	$2,349,652	$302,296	$1,293,134	$463,498	$41,349

5,080	59,342	1,807	27,627	18,895	133

20	243	30	4	—	—

—	165	—	—	—	—

2,868	43,491	4,875	16,363	5,813	271

29	242	77	149	65	30

8	—	—	—	—	—

199	494	4,065	10,797	—	—

5	—	—	—	—	—

1,004	1,875	129	2,108	1	52

6	24	6	16	6	1

4	18	4	11	15	3

385,505	2,455,546	313,289	1,350,209	488,293	41,839

293	5,171	990	—	—	—

—	19,409	—	—	—	—

10	—	—	—	—	—

186	511	168	1,458	2,385	—

393	4,100	373	973	259	29

27	230	29	96	35	3

5	47	6	17	5	1

10	44	6	34	11	1

13	82	11	44	16	1

14	19	4	13	4	8

26	50	28	36	26	23

977	29,663	1,615	2,671	2,741	66

$384,528	$2,425,883	$311,674	$1,347,538	$485,552	$41,773

$508,058	$3,538,417	$466,920	$1,588,104	$524,969	$50,730

(123,530)	(1,112,534)	(155,246)	(240,566)	(39,417)	(8,957)

$384,528	$2,425,883	$311,674	$1,347,538	$485,552	$41,773

384,528	2,425,883	311,674	1,347,538	485,552	41,773

45,237	425,340	44,910	143,251	50,253	4,603

8.50	5.70	6.94	9.41	9.66	9.08

$425,785	$2,663,960	$379,342	$1,428,020	$486,506	$43,062

5,080	59,342	1,807	27,627	18,895	133

—	170	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND		SHORT BOND FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	TAX-EXEMPT FUND

ASSETS:

Investments, at value	$113,625	$194,467		$299,528	$2,164,205	$709,180

Investments in affiliates, at value	7,175	8,723		975	220,783	17,805

Repurchase agreements, at cost, which approximates value	—	—		—	—	—

Cash	89	—		—	14	—

Cash held at broker	—	27	(1)	—	—	—

Foreign currencies, at value	646	32		—	—	—

Due from broker (Note 2)	120	42		—	—	—

Interest income receivable	2,027	3,623		2,370	17,492	9,495

Dividend income receivable	57	33		6	982	102

Receivable for capital gains tax	1	—		—	—	—

Receivable for foreign tax reclaims	55	—		—	—	—

Receivable for securities sold	1,159	534		11,057	—	—

Receivable for variation margin on futures contracts	—	3		26	—	—

Receivable for fund shares sold	—	1		6	3,524	3,861

Receivable from investment adviser	4	4		3	44	10

Unrealized appreciation on forward foreign currency exchange contracts	36	4		—	—	—

Prepaid and other assets	3	12		3	19	9

Total Assets	124,997	207,505		313,974	2,407,063	740,462

LIABILITIES:

Cash overdraft	—	63		—	—	—

Unrealized depreciation on forward foreign currency exchange contracts	4	—		—	—	—

Payable for securities purchased	1,786	1,345		11,525	8,641	—

Payable for when-issued securities	235	845		—	33,975	—

Payable for variation margin on futures contracts	—	5		29	—	—

Payable for fund shares redeemed	2,500	213		401	1,018	1,038

Distributions payable to shareholders	—	—		244	1,856	658

Unfunded loan commitments (Note 2)	—	4		—	—	—

Due to broker (Note 2)	—	5		—	—	—

Payable to affiliates:

Management fees	17	22		19	88	53

Custody fees	—	—		4	26	9

Shareholder servicing fees	—	1		2	9	20

Transfer agent fees	4	7		10	74	24

Accrued Trustee fees	2	2		4	8	7

Securities sold short, at value (proceeds $(91))	—	91		—	—	—

Accrued other liabilities	31	19		29	49	27

Total Liabilities	4,579	2,622		12,267	45,744	1,836

Net Assets	$120,418	$204,883		$301,707	$2,361,319	$738,626

ANALYSIS OF NET ASSETS:

Capital stock	$167,598	$283,010		$337,497	$2,426,856	$949,684

Distributable loss	(47,180)	(78,127)		(35,790)	(65,537)	(211,058)

Net Assets	$120,418	$204,883		$301,707	$2,361,319	$738,626

Net Assets:

Shares	$120,418	$204,883		$301,707	$2,361,319	$738,626

Siebert Williams Shank Shares	—	—		—	—	—

Total Shares Outstanding ($.001 par value, unlimited authorization):

Shares	17,393	25,402		16,967	235,181	80,740

Siebert Williams Shank Shares	—	—		—	—	—

Net Asset Value, Redemption and Offering Price Per Share:

Shares	$6.92	$8.07		$17.78	$10.04	$9.15

Siebert Williams Shank Shares	—	—		—	—	—

Investments, at cost	$128,032	$208,496		$309,718	$2,196,992	$802,209

Investments in affiliates, at cost	7,175	8,723		975	220,783	17,805

Foreign currencies, at cost	683	32		—	—	—

(1)	Includes restricted cash held at broker of $27.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND	U.S. TREASURY INDEX FUND

$1,920,238	$43,882	$3,719,084	$771,689	$70,669

52,174	121	—	—	81

—	—	16,089,300	2,877,100	—

28	—	47,631	35,160	—

—	—	—	—	—

—	—	—	—	—

—	—	—	—	—

13,174	306	51,562	10,450	507

313	1	—	—	—

—	—	—	—	—

—	—	—	—	—

—	—	146,384	25,238	1,395

—	—	—	—	—

47	2	150	12	100

23	1	29	7	1

—	—	—	—	—

24	5	80	27	3

1,986,021	44,318	20,054,220	3,719,683	72,756

—	—	—	—	—

—	—	—	—	—

—	—	130,000	25,000	1,480

—	—	30,000	5,000	—

—	—	—	—	—

848	—	—	—	64

2,232	30	83,318	15,767	44

—	—	—	—	—

—	—	—	—	—

81	3	1,084	202	2

26	1	68	1	—

33	—	—	—	—

72	1	317	60	2

4	3	33	19	4

—	—	—	—	—

51	23	151	44	26

3,347	61	244,971	46,093	1,622

$1,982,674	$44,257	$19,809,249	$3,673,590	$71,134

$2,037,077	$50,893	$19,809,321	$3,673,622	$85,018

(54,403)	(6,636)	(72)	(32)	(13,884)

$1,982,674	$44,257	$19,809,249	$3,673,590	$71,134

1,951,159	44,257	19,809,249	3,673,590	71,134

31,515	—	—	—	—

192,673	5,166	19,809,308	3,673,661	3,832

3,112	—	—	—	—

10.13	8.57	1.00	1.00	18.56

10.13	—	—	—	—

$1,948,484	$46,091	$3,719,084	$771,689	$81,672

52,174	121	—	—	81

—	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	BOND INDEX FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND

INVESTMENT INCOME:

Interest Income (Note 6)	$1,355	$35,015 (1)	$3,861	$2,519

Dividend income from investments in affiliates	42	1,047	285	252

Total Investment Income	1,397	36,062	4,146	2,771

EXPENSES:

Management fees	160	668	573	340

Custody fees	4	100	11	7

Transfer agent fees	14	429	51	30

Blue sky fees	7	12	4	5

Printing fees	3	20	5	4

Audit fee	10	17	10	10

Legal fees	8	14	8	8

Shareholder servicing fees	29	21	28	25

Trustee fees	4	11	4	3

Other	5	18	5	5

Total Expenses	244	1,310	699	437

Less expenses reimbursed by investment adviser	(71)	(520)	(94)	(76)

Net Expenses	173	790	605	361

Net Investment Income	1,224	35,272	3,541	2,410

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(869)	(16,160)	(3,864)	(1,035)

Futures contracts	—	—	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(3,014)	(112,359)	(8,014)	(6,789)

Futures contracts	—	—	—	—

Foreign currency translations	—	—	—	—

Net Gains (Losses)	(3,883)	(128,519)	(11,878)	(7,824)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,659)	$(93,247)	$(8,337)	$(5,414)

(1)	Net of $2 in foreign witholding taxes.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	LIMITED TERM TAX-EXEMPT FUND	LIMITED TERM U.S. GOVERNMENT FUND

$2,057	$8,765	$96,159	$9,138	$23,538	$6,244	$777

56	181	1,338	364	893	287	7

2,113	8,946	97,497	9,502	24,431	6,531	784

202	949	7,870	1,019	3,155	1,125	90

9	23	122	16	56	20	4

20	85	522	70	282	101	9

9	10	13	10	13	12	9

4	7	27	6	16	7	3

10	10	21	10	14	10	10

8	8	19	8	11	8	8

2	21	115	14	82	32	2

4	4	18	4	7	4	4

5	6	19	5	12	5	4

273	1,123	8,746	1,162	3,648	1,324	143

(55)	(125)	(579)	(101)	(335)	(141)	(43)

218	998	8,167	1,061	3,313	1,183	100

1,895	7,948	89,330	8,441	21,118	5,348	684

(2,039)	(10,550)	(68,714)	(16,905)	(17,934)	(1,644)	(193)

71	(19)	—	—	—	—	—

(4,672)	(14,353)	53,880	(3,492)	(47,084)	(11,772)	(879)

291	116	—	—	—	—	—

—	—	(1)	—	—	—	—

(6,349)	(24,806)	(14,835)	(20,397)	(65,018)	(13,416)	(1,072)

$(4,454)	$(16,858)	$74,495	$(11,956)	$(43,900)	$(8,068)	$(388)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SHORT BOND FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

INVESTMENT INCOME:

Interest Income (Note 6)	$3,098	(2)	$7,815	$5,410	$30,138

Dividend income	—		1,220	—	—

Dividend income from investments in affiliates	165		189	111	2,943

Income from affiliates (Note 6)	—		—	—	—

Total Investment Income	3,263		9,224	5,521	33,081
EXPENSES:

Management fees	395		813	624	2,570

Custody fees	23		19	15	85

Transfer agent fees	18		41	63	435

Blue sky fees	12		8	10	14

Printing fees	3		5	6	23

Audit fee	10		29	10	19

Legal fees	8		8	8	16

Shareholder servicing fees	—		3	1	17

Trustee fees	3		3	4	14

Other	6		5	5	16

Total Expenses	478		934	746	3,209

Less expenses reimbursed by investment adviser	(64)		(95)	(84)	(366)

Net Expenses	414		839	662	2,843

Net Investment Income	2,849		8,385	4,859	30,238

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(2,076	)(3)	(2,704)	(3,332)	(659)

Credit default swap agreements	—		16	—	—

Futures contracts	—		(222)	(398)	—

Foreign currency transactions	(89)		—	—	—

Forward foreign currency exchange contracts	53		16	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(1,693)		(749)	447	7,964

Credit default swap agreements	—		(13)	—	—

Futures contracts	—		109	(135)	—

Foreign currency translations	(33)		—	—	—

Forward foreign currency exchange contracts	61		4	—	—

Net Gains (Losses)	(3,777)		(3,543)	(3,418)	7,305

Net Increase (Decrease) in Net Assets Resulting from Operations	$(928)		$4,842	$1,441	$37,543

(2)	Net of $25 and $2 in foreign withholding taxes, respectively.

(3)	Net of foreign capital gains tax paid of $1.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

TAX-EXEMPT FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND	U.S. TREASURY INDEX FUND

$14,567	$45,863 (2)	$740	$509,284	$101,451	$988

—	—	—	—	—	—

509	1,753	14	—	—	9

—	—	—	777	826	—

15,076	47,616	754	510,061	102,277	997

1,642	2,640	90	32,417	6,500	51

30	88	3	657	128	4

147	447	9	1,867	374	15

10	16	8	12	11	9

9	22	3	87	18	4

11	20	10	67	20	10

9	17	8	64	17	8

57	48	—	—	—	—

4	14	4	73	14	4

7	15	5	68	17	5

1,926	3,327	140	35,312	7,099	110

(202)	(405)	(41)	(821)	(184)	(45)

1,724	2,922	99	34,491	6,915	65

13,352	44,694	655	475,570	95,362	932

(20,961)	(2,731)	(231)	28	(15)	(1,402)

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

(20,003)	26,167	(1,373)	—	—	(3,080)

—	—	—	—	—	—

	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

(40,964)	23,436	(1,604)	28	(15)	(4,482)

$(27,612)	$68,130	$(949)	$475,598	$ 95,347	$(3,550)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		BOND INDEX FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT CALIFORNIA FUND

Amounts in thousands	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023
OPERATIONS:

Net investment income (Note 6)	$1,224	$2,913	$35,272	$57,956	$3,541	$8,395

Net realized gains (losses)	(869)	(4,034)	(16,160)	(83,367)	(3,864)	(12,591)

Net change in unrealized appreciation (depreciation)	(3,014)	(1,754)	(112,359)	(108,548)	(8,014)	(4,330)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,659)	(2,875)	(93,247)	(133,959)	(8,337)	(8,526)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(8,060)	(58,635)	180,986	(302,187)	(10,761)	(193,041)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,060)	(58,635)	180,986	(302,187)	(10,761)	(193,041)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(1,225)	(2,913)	(36,255)	(60,367)	(3,544)	(8,406)

Total Distributions to Shares Shareholders	(1,225)	(2,913)	(36,255)	(60,367)	(3,544)	(8,406)
Total Increase (Decrease) in Net Assets	(11,944)	(64,423)	51,484	(496,513)	(22,642)	(209,973)

NET ASSETS:

Beginning of period	77,678	142,101	2,181,197	2,677,710	273,437	483,410

End of period	$65,734	$77,678	$2,232,681	$2,181,197	$250,795	$273,437

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2023

CALIFORNIA TAX-EXEMPT FUND		CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND

SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

$2,410	$4,554	$1,895	$4,057	$7,948	$17,651	$89,330	$210,914

(1,035)	(3,634)	(1,968)	(15,757)	(10,569)	(52,062)	(68,714)	(171,251)

(6,789)	(4,001)	(4,381)	2,106	(14,237)	(2,000)	53,879	(216,752)

(5,414)	(3,081)	(4,454)	(9,594)	(16,858)	(36,411)	74,495	(177,089)

(5,055)	(29,878)	(10,697)	(63,093)	(72,183)	(160,041)	(403,641)	(638,313)

(5,055)	(29,878)	(10,697)	(63,093)	(72,183)	(160,041)	(403,641)	(638,313)

(2,411)	(4,558)	(1,942)	(4,219)	(8,306)	(18,414)	(91,326)	(217,378)

(2,411)	(4,558)	(1,942)	(4,219)	(8,306)	(18,414)	(91,326)	(217,378)

(12,880)	(37,517)	(17,093)	(76,906)	(97,347)	(214,866)	(420,472)	(1,032,780)

162,392	199,909	112,206	189,112	481,875	696,741	2,846,355	3,879,135

$149,512	$162,392	$95,113	$112,206	$384,528	$481,875	$2,425,883	$2,846,355

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		LIMITED TERM TAX-EXEMPT FUND

Amounts in thousands	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023
OPERATIONS:

Net investment income (Note 6)	$8,441	$23,931	$21,118	$51,588	$5,348	$10,244

Net realized gains (losses)	(16,905)	(56,331)	(17,934)	(77,495)	(1,644)	(11,425)

Net change in unrealized appreciation (depreciation)	(3,492)	(32,110)	(47,084)	(11,464)	(11,772)	10,191

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,956)	(64,510)	(43,900)	(37,371)	(8,068)	9,010
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(53,367)	(299,304)	(123,187)	(1,059,928)	(57,258)	(169,066)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(53,367)	(299,304)	(123,187)	(1,059,928)	(57,258)	(169,066)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(8,442)	(23,932)	(21,127)	(52,067)	(5,348)	(10,258)

Total Distributions to Shares Shareholders	(8,442)	(23,932)	(21,127)	(52,067)	(5,348)	(10,258)
Total Increase (Decrease) in Net Assets	(73,765)	(387,746)	(188,214)	(1,149,366)	(70,674)	(170,314)

NET ASSETS:

Beginning of period	385,439	773,185	1,535,752	2,685,118	556,226	726,540

End of period	$311,674	$385,439	$1,347,538	$1,535,752	$485,552	$556,226

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2023

LIMITED TERM U.S. GOVERNMENT FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND		SHORT BOND FUND

SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

$684	$1,144	$2,849	$4,558	$8,385	$11,295	$4,859	$7,185

(193)	(1,966)	(2,112)	(19,621)	(2,894)	(13,157)	(3,730)	(10,902)

(879)	600	(1,665)	8,602	(649)	(3,558)	312	3,038

(388)	(222)	(928)	(6,461)	4,842	(5,420)	1,441	(679)

(11,627)	7,868	39,461	(2,181)	(6,193)	50,744	(34,442)	(77,541)

(11,627)	7,868	39,461	(2,181)	(6,193)	50,744	(34,442)	(77,541)

(685)	(1,148)	(2,745)	(1,582)	(8,502)	(11,421)	(5,017)	(7,470)

(685)	(1,148)	(2,745)	(1,582)	(8,502)	(11,421)	(5,017)	(7,470)

(12,700)	6,498	35,788	(10,224)	(9,853)	33,903	(38,018)	(85,690)

54,473	47,975	84,630	94,854	214,736	180,833	339,725	425,415

$41,773	$54,473	$120,418	$84,630	$204,883	$214,736	$301,707	$339,725

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		TAX-EXEMPT FUND		ULTRA-SHORT FIXED INCOME FUND

Amounts in thousands	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023
OPERATIONS:

Net investment income (Note 6)	$30,238	$45,531	$13,352	$35,863	$44,694	$63,134

Net realized gains (losses)	(659)	(26,934)	(20,961)	(90,008)	(2,731)	(16,958)

Net change in unrealized appreciation (depreciation)	7,964	16,613	(20,003)	(3,751)	26,167	(751)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,543	35,210	(27,612)	(57,896)	68,130	45,425
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(25,840)	(1,603,675)	(9,403)	(778,369)	(443,647)	(788,218)

Net increase in net assets resulting from Siebert Williams Shank Shares transactions	—	—	—	—	526	30,459

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,840)	(1,603,675)	(9,403)	(778,369)	(443,121)	(757,759)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(30,251)	(45,535)	(13,356)	(35,875)	(44,893)	(63,582)

Total Distributions to Shares Shareholders	(30,251)	(45,535)	(13,356)	(35,875)	(44,893)	(63,582)
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:

Distributable earnings	—	—	—	—	(613)	(494)

Total Distributions to Siebert Williams Shank Shares Shareholders	—	—	—	—	(613)	(494)
Total Increase (Decrease) in Net Assets	(18,548)	(1,614,000)	(50,371)	(872,140)	(420,497)	(776,410)

NET ASSETS:

Beginning of period	2,379,867	3,993,867	788,997	1,661,137	2,403,171	3,179,581

End of period	$2,361,319	$2,379,867	$738,626	$788,997	$1,982,674	$2,403,171

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2023

U.S. GOVERNMENT FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND		U.S. TREASURY INDEX FUND

SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023	SEP 30, 2023	MAR 31, 2023

$655	$1,020	$475,570	$404,273	$95,362	$77,569	$932	$1,492

(231)	(2,426)	28	3	(15)	3	(1,402)	(1,263)

(1,373)	650	—	—	—	—	(3,080)	(4,302)

(949)	(756)	475,598	404,276	95,347	77,572	(3,550)	(4,073)

(2,890)	6,236	1,224,646	(1,628,734)	163,627	(217,291)	(5,529)	(408)

—	—	—	—	—	—	—	—

(2,890)	6,236	1,224,646	(1,628,734)	163,627	(217,291)	(5,529)	(408)

(655)	(1,021)	(475,570)	(404,410)	(95,362)	(77,642)	(932)	(1,491)

(655)	(1,021)	(475,570)	(404,410)	(95,362)	(77,642)	(932)	(1,491)

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

(4,494)	4,459	1,224,674	(1,628,868)	163,612	(217,361)	(10,011)	(5,972)

48,751	44,292	18,584,575	20,213,443	3,509,978	3,727,339	81,145	87,117

$44,257	$48,751	$19,809,249	$18,584,575	$3,673,590	$3,509,978	$71,134	$81,145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.74	$10.13	$10.86	$10.77	$10.65	$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.30	0.23	0.25	0.28	0.31

Net realized and unrealized gains (losses)	(0.52)	(0.39)	(0.73)	0.09	0.12	0.22

Total from Investment Operations	(0.36)	(0.09)	(0.50)	0.34	0.40	0.53

LESS DISTRIBUTIONS PAID:

From net investment income	(0.16)	(0.30)	(0.23)	(0.25)	(0.28)	(0.31)

Total Distributions Paid	(0.16)	(0.30)	(0.23)	(0.25)	(0.28)	(0.31)

Net Asset Value, End of Period	$9.22	$9.74	$10.13	$10.86	$10.77	$10.65

Total Return(1)	(3.75)%	(0.82)%	(4.74)%	3.19%	3.86%	5.15%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$65,734	$77,678	$142,101	$168,504	$135,533	$118,657

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.46%	0.46%	0.46%	0.46%	0.46%	0.47%

Expenses, before reimbursements and credits	0.65%	0.62%	0.60%	0.58%	0.60%	0.60%

Net investment income, net of reimbursements and credits(3)	3.29%	3.03%	2.09%	2.29%	2.56%	3.03%

Net investment income, before reimbursements and credits	3.10%	2.87%	1.95%	2.17%	2.42%	2.90%

Portfolio Turnover Rate	1.95%	16.84%	32.67%	17.20%	63.33%	52.94%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $5,000, $500, $5,000, $10,000 and $9,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

BOND INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.31	$10.04		$10.75		$11.05		$10.45		$10.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.24		0.19		0.22		0.28		0.28

Net realized and unrealized gains (losses)	(0.52)	(0.72)		(0.63)		(0.17)		0.65		0.15

Total from Investment Operations	(0.38)	(0.48)		(0.44)		0.05		0.93		0.43

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)	(0.25)		(0.22)		(0.25)		(0.30)		(0.29)

From net realized gains	—	—		(0.05)		(0.10)		(0.03)		—

Total Distributions Paid	(0.15)	(0.25)		(0.27)		(0.35)		(0.33)		(0.29)

Net Asset Value, End of Period	$8.78	$9.31		$10.04		$10.75		$11.05		$10.45

Total Return(1)	(4.13)%	(4.77)%		(4.22)%		0.36%		9.01%		4.33%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,232,681	$2,181,197		$2,677,710		$3,252,218		$2,936,072		$3,020,198

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.07%	0.11	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)

Expenses, before reimbursements and credits	0.12%	0.15%		0.19%		0.19%		0.18%		0.17%

Net investment income, net of reimbursements and credits	3.17%	2.53	%(3)	1.77	%(3)	1.91	%(3)	2.63	%(3)	2.78	%(3)

Net investment income, before reimbursements and credits	3.12%	2.49%		1.73%		1.87%		2.60%		2.76%

Portfolio Turnover Rate	22.26%	45.33%		48.74%		75.38%		53.74%		70.72%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, $1,000, $92,000, $83,000 and $109,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.89	$10.17	$10.94	$10.74	$10.68	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13	0.23	0.21	0.24	0.27	0.28

Net realized and unrealized gains (losses)	(0.45)	(0.28)	(0.77)	0.22	0.06	0.21

Total from Investment Operations	(0.32)	(0.05)	(0.56)	0.46	0.33	0.49

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)	(0.23)	(0.21)	(0.24)	(0.27)	(0.28)

From net realized gains	—	—	—	(0.02)	— (1)	—

Total Distributions Paid	(0.13)	(0.23)	(0.21)	(0.26)	(0.27)	(0.28)

Net Asset Value, End of Period	$9.44	$9.89	$10.17	$10.94	$10.74	$10.68

Total Return(2)	(3.26)%	(0.39)%	(5.20)%	4.29%	3.11%	4.78%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$250,795	$273,437	$483,410	$533,617	$493,284	$498,887

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

Expenses, before reimbursements and credits	0.52%	0.51%	0.51%	0.50%	0.50%	0.49%

Net investment income, net of reimbursements and credits(4)	2.66%	2.37%	1.95%	2.18%	2.48%	2.69%

Net investment income, before reimbursements and credits	2.59%	2.31%	1.89%	2.13%	2.43%	2.65%

Portfolio Turnover Rate	3.05%	4.49%	19.44%	16.87%	31.63%	28.54%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $17,000, less than $1,000 and approximately $19,000, $26,000 and $22,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$10.52	$10.91	$11.80	$11.65	$11.56	$11.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.27	0.24	0.29	0.33	0.40

Net realized and unrealized gains (losses)	(0.52)	(0.39)	(0.85)	0.21	0.16	0.16

Total from Investment Operations	(0.36)	(0.12)	(0.61)	0.50	0.49	0.56

LESS DISTRIBUTIONS PAID:

From net investment income	(0.16)	(0.27)	(0.24)	(0.29)	(0.33)	(0.40)

From net realized gains	—	—	(0.04)	(0.06)	(0.07)	—

Total Distributions Paid	(0.16)	(0.27)	(0.28)	(0.35)	(0.40)	(0.40)

Net Asset Value, End of Period	$10.00	$10.52	$10.91	$11.80	$11.65	$11.56

Total Return(1)	(3.47)%	(1.02)%	(5.35)%	4.32%	4.27%	5.01%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$149,512	$162,392	$199,909	$218,042	$193,318	$179,416

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.46%	0.45%	0.46%	0.45%	0.46%	0.46%

Expenses, before reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.56%

Net investment income, net of reimbursements and credits(3)	3.05%	2.60%	2.00%	2.46%	2.78%	3.50%

Net investment income, before reimbursements and credits	2.96%	2.50%	1.91%	2.36%	2.69%	3.40%

Portfolio Turnover Rate	8.14%	23.45%	30.33%	28.48%	55.08%	34.83%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $13,000, less than $1,000 and approximately $9,000, $16,000 and $11,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2023 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

CORE BOND FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.06	$9.82	$10.43	$10.47	$10.08	$10.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.25	0.13	0.15	0.23	0.28

Net realized and unrealized gains (losses)	(0.54)	(0.74)	(0.56)	0.18	0.43	0.08

Total from Investment Operations	(0.38)	(0.49)	(0.43)	0.33	0.66	0.36

LESS DISTRIBUTIONS PAID:

From net investment income	(0.16)	(0.27)	(0.18)	(0.19)	(0.27)	(0.30)

From net realized gains	—	—	—	(0.18)	—	—

Total Distributions Paid	(0.16)	(0.27)	(0.18)	(0.37)	(0.27)	(0.30)

Net Asset Value, End of Period	$8.52	$9.06	$9.82	$10.43	$10.47	$10.08

Total Return(1)	(4.21)%	(4.92)%	(4.18)%	3.08%	6.57%	3.75%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$95,113	$112,206	$189,112	$253,092	$194,834	$255,171

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.41%	0.41%	0.41%	0.40%	0.41%	0.41%

Expenses, before reimbursements and credits	0.51%	0.49%	0.47%	0.47%	0.47%	0.46%

Net investment income, net of reimbursements and credits(3)	3.56%	2.84%	1.32%	1.26%	2.33%	2.91%

Net investment income, before reimbursements and credits	3.46%	2.76%	1.26%	1.19%	2.27%	2.86%

Portfolio Turnover Rate	30.65%	247.32%	319.16%	326.11%	485.45%	327.61%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $6,000, $1,000, $10,000, $15,000 and $11,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.02	$9.84	$10.45	$10.18		$9.97	$9.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.28	0.20 (1)	0.19		0.27	0.32

Net realized and unrealized gains (losses)	(0.51)	(0.80)	(0.56)	0.38		0.24	0.06

Total from Investment Operations	(0.35)	(0.52)	(0.36)	0.57		0.51	0.38

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.17)	(0.30)	(0.25)	(0.24)		(0.30)	(0.35)

From net realized gains	—	—	—	(0.06)		—	—

Total Distributions Paid	(0.17)	(0.30)	(0.25)	(0.30)		(0.30)	(0.35)

Net Asset Value, End of Period	$8.50	$9.02	$9.84	$10.45		$10.18	$9.97

Total Return(3)	(3.95)%	(5.23)%	(3.58)%	5.63	%(4)	5.11%	3.98%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$384,528	$481,875	$696,741	$822,261		$841,826	$848,130

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.45%	0.45%	0.45%	0.45%		0.45%	0.45%

Expenses, before reimbursements and credits	0.51%	0.50%	0.49%	0.49%		0.49%	0.48%

Net investment income, net of reimbursements and credits(6)	3.60%	3.17%	1.95%	1.83%		2.66%	3.41%

Net investment income, before reimbursements and credits	3.54%	3.12%	1.91%	1.79%		2.62%	3.38%

Portfolio Turnover Rate	29.86%	188.84%	248.30%	261.29%		439.40%	283.15%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been -3.59%.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.62%.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $18,000, less than $1,000 and approximately $25,000, $55,000 and $32,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$5.75	$6.39	$6.78	$5.57	$6.60	$6.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19	0.35	0.35 (1)	0.36	0.40	0.42

Net realized and unrealized gains (losses)	(0.05)	(0.62)	(0.38)	1.21	(1.02)	(0.12)

Total from Investment Operations	0.14	(0.27)	(0.03)	1.57	(0.62)	0.30

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.19)	(0.37)	(0.36)	(0.36)	(0.41)	(0.42)

Total Distributions Paid	(0.19)	(0.37)	(0.36)	(0.36)	(0.41)	(0.42)

Net Asset Value, End of Period	$5.70	$5.75	$6.39	$6.78	$5.57	$6.60

Total Return(3)	2.53%	(4.08)%	(0.61)%	28.40%	(9.96)%	4.64%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,425,883	$2,846,355	$3,879,135	$3,330,270	$3,153,247	$3,795,975

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.60%	0.68%	0.78%	0.78%	0.78%	0.78%

Expenses, before reimbursements and credits	0.64%	0.72%	0.83%	0.83%	0.82%	0.81%

Net investment income, net of reimbursements and credits(5)	6.58%	6.15%	5.17%	5.62%	6.10%	6.34%

Net investment income, before reimbursements and credits	6.54%	6.11%	5.12%	5.57%	6.06%	6.31%

Portfolio Turnover Rate	14.38%	20.68%	30.32%	54.82%	47.65%	52.19%

(1)	The Northern Trust Company reimbursed the Fund approximately $8,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $47,000, $186,000, $9,000, $70,000, $94,000 and $198,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$7.37	$8.31	$8.95	$8.31	$8.70	$8.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.31	0.28	0.32	0.34	0.37

Net realized and unrealized gains (losses)	(0.43)	(0.94)	(0.64)	0.64	(0.39)	0.01

Total from Investment Operations	(0.26)	(0.63)	(0.36)	0.96	(0.05)	0.38

LESS DISTRIBUTIONS PAID:

From net investment income	(0.17)	(0.31)	(0.28)	(0.32)	(0.34)	(0.37)

Total Distributions Paid	(0.17)	(0.31)	(0.28)	(0.32)	(0.34)	(0.37)

Net Asset Value, End of Period	$6.94	$7.37	$8.31	$8.95	$8.31	$8.70

Total Return(1)	(3.60)%	(7.48)%	(4.27)%	11.75%	(0.68)%	4.47%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$311,674	$385,439	$773,185	$598,937	$509,834	$443,469

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.58%	0.59%	0.60%	0.60%	0.60%	0.61%

Expenses, before reimbursements and credits	0.64%	0.71%	0.83%	0.84%	0.84%	0.83%

Net investment income, net of reimbursements and credits(3)	4.64%	4.14%	3.05%	3.71%	3.87%	4.27%

Net investment income, before reimbursements and credits	4.58%	4.02%	2.82%	3.47%	3.63%	4.05%

Portfolio Turnover Rate	5.55%	11.97%	21.90%	33.75%	47.62%	51.81%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $19,000, $1,000, $18,000, $24,000 and $16,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.85		$10.14		$10.83	$10.68		$10.57		$10.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14		0.25		0.19	0.21		0.24		0.25

Net realized and unrealized gains (losses)	(0.44)		(0.29)		(0.65)	0.22		0.15		0.20

Total from Investment Operations	(0.30)		(0.04)		(0.46)	0.43		0.39		0.45

LESS DISTRIBUTIONS PAID:

From net investment income	(0.14)		(0.25)		(0.19)	(0.21)		(0.24)		(0.25)

From net realized gains	—		—		(0.04)	(0.07)		(0.04)		—

Total Distributions Paid	(0.14)		(0.25)		(0.23)	(0.28)		(0.28)		(0.25)

Net Asset Value, End of Period	$9.41		$9.85		$10.14	$10.83		$10.68		$10.57

Total Return(1)	(3.07)%		(0.29)%		(4.35)%	4.01%		3.72%		4.47%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,347,538		$1,535,752		$2,685,118	$3,073,366		$3,017,951		$2,774,081

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.50%		0.49%		0.48%	0.48%		0.47%		0.47%

Net investment income, net of reimbursements and credits	2.88	%(3)	2.55	%(3)	1.73%	1.90	%(3)	2.23	%(3)	2.46	%(3)

Net investment income, before reimbursements and credits	2.83%		2.51%		1.70%	1.87%		2.21%		2.44%

Portfolio Turnover Rate	3.54%		16.89%		79.63%	82.72%		127.62%		115.01%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $31,000, $46,000, $104,000, $267,000 and $380,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

LIMITED TERM TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.92		$9.93		$10.43	$10.35		$10.37		$10.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10		0.16		0.09	0.12		0.18		0.16

Net realized and unrealized gains (losses)	(0.26)		(0.01)		(0.41)	0.24		0.04		0.17

Total from Investment Operations	(0.16)		0.15		(0.32)	0.36		0.22		0.33

LESS DISTRIBUTIONS PAID:

From net investment income	(0.10)		(0.16)		(0.09)	(0.12)		(0.18)		(0.16)

From net realized gains	—		—		(0.09)	(0.16)		(0.06)		—

Total Distributions Paid	(0.10)		(0.16)		(0.18)	(0.28)		(0.24)		(0.16)

Net Asset Value, End of Period	$9.66		$9.92		$9.93	$10.43		$10.35		$10.37

Total Return(1)	(1.62)%		1.59%		(3.08)%	3.47%		2.07%		3.29%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$485,552		$556,226		$726,540	$917,624		$880,475		$962,980

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.51%		0.50%		0.50%	0.50%		0.49%		0.48%

Net investment income, net of reimbursements and credits	2.04	%(3)	1.66	%(3)	0.87%	1.11	%(3)	1.71	%(3)	1.59	%(3)

Net investment income, before reimbursements and credits	1.98%		1.61%		0.82%	1.06%		1.67%		1.56%

Portfolio Turnover Rate	1.19%		49.86%		94.18%	98.82%		126.29%		135.35%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $30,000, $46,000, $63,000 and $79,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

LIMITED TERM U.S. GOVERNMENT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.29		$9.55		$10.02	$10.06		$9.60		$9.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13		0.20		0.01	0.01		0.14		0.21

Net realized and unrealized gains (losses)	(0.21)		(0.26)		(0.46)	(0.03)		0.47		0.02

Total from Investment Operations	(0.08)		(0.06)		(0.45)	(0.02)		0.61		0.23

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)		(0.20)		(0.02)	(0.02)		(0.15)		(0.24)

Total Distributions Paid	(0.13)		(0.20)		(0.02)	(0.02)		(0.15)		(0.24)

Net Asset Value, End of Period	$9.08		$9.29		$9.55	$10.02		$10.06		$9.60

Total Return(1)	(0.83)%		(0.58)%		(4.43)%	(0.26)%		6.34%		2.47%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$41,773		$54,473		$47,975	$63,809		$58,501		$60,828

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.42	%(3)	0.42	%(3)	0.42%	0.41	%(3)	0.42	%(3)	0.42	%(3)

Expenses, before reimbursements and credits	0.60%		0.58%		0.58%	0.54%		0.62%		0.57%

Net investment income, net of reimbursements and credits	2.88	%(3)	2.20	%(3)	0.17%	0.02	%(3)	1.41	%(3)	2.30	%(3)

Net investment income (loss), before reimbursements and credits	2.70%		2.04%		0.01%	(0.11)%		1.21%		2.15%

Portfolio Turnover Rate	26.56%		335.99%		411.02%	445.85%		838.97%		739.25%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $4,000, $4,000, $8,000 and $8,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$7.10	$7.68	$8.91	$7.62	$9.05	$9.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.21	0.40	0.43 (1)	0.44 (2)	0.52	0.51

Net realized and unrealized gains (losses)	(0.20)	(0.83)	(1.29)	0.93 (3)	(1.70)	(0.85)

Total from Investment Operations	0.01	(0.43)	(0.86)	1.37	(1.18)	(0.34)

LESS DISTRIBUTIONS PAID:

From net investment income(4)	(0.19)	(0.15)	(0.37)	(0.08)	(0.25)	(0.29)

Total Distributions Paid	(0.19)	(0.15)	(0.37)	(0.08)	(0.25)	(0.29)

Net Asset Value, End of Period	$6.92	$7.10	$7.68	$8.91	$7.62	$9.05

Total Return(5)	0.12%	(5.53)%	(10.10)%	17.93%	(13.20)%	(3.39)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$120,418	$84,630	$94,854	$145,064	$132,714	$174,193

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.89%	0.91%	0.94%	0.94%	0.94%	0.95%

Expenses, before reimbursements and credits	1.03%	1.04%	1.00%	1.03%	1.02%	1.05%

Net investment income, net of reimbursements and credits(7)	6.14%	6.00%	4.76%	4.45%	5.44%	5.67%

Net investment income, before reimbursements and credits	6.00%	5.87%	4.70%	4.36%	5.36%	5.57%

Portfolio Turnover Rate	31.28%	120.02%	40.50%	71.26%	73.25%	82.84%

(1)	The Northern Trust Company reimbursed the Fund approximately $4,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Northern Trust Company reimbursed the Fund approximately $56,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	The Northern Trust Company reimbursed the Fund approximately $58,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $8,000, less than $1,000 and approximately $6,000, $9,000 and $11,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal year ended March 31, 2023 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$8.21	$9.05	$9.41	$7.97	$9.56	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.33	0.48	0.44 (1)	0.58	0.63	0.60

Net realized and unrealized gains (losses)	(0.14)	(0.84)	(0.33)	1.46	(1.59)	(0.25)

Total from Investment Operations	0.19	(0.36)	0.11	2.04	(0.96)	0.35

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.33)	(0.48)	(0.47)	(0.60)	(0.63)	(0.60)

Total Distributions Paid	(0.33)	(0.48)	(0.47)	(0.60)	(0.63)	(0.60)

Net Asset Value, End of Period	$8.07	$8.21	$9.05	$9.41	$7.97	$9.56

Total Return(3)	2.37%	(3.80)%	1.06%	26.25%	(10.79)%	3.75%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$204,883	$214,736	$180,833	$174,617	$214,288	$365,996

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.79%	0.85%	0.86%	0.85%	0.86%	0.86%

Expenses, before reimbursements and credits	0.88%	0.94%	0.95%	0.95%	0.95%	0.98%

Net investment income, net of reimbursements and credits(5)	7.94%	5.80%	4.68%	6.27%	6.57%	6.23%

Net investment income, before reimbursements and credits	7.85%	5.71%	4.59%	6.17%	6.48%	6.11%

Portfolio Turnover Rate	18.07%	67.37%	64.94%	91.41%	63.55%	80.62%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $16,000, less than $1,000 and approximately $7,000, $18,000 and $31,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$17.98	$18.30	$19.06	$18.59	$18.67	$18.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.26	0.33	0.20	0.32	0.45	0.49

Net realized and unrealized gains (losses)	(0.19)	(0.31)	(0.74)	0.49	(0.07)	0.07

Total from Investment Operations	0.07	0.02	(0.54)	0.81	0.38	0.56

LESS DISTRIBUTIONS PAID:

From net investment income	(0.27)	(0.34)	(0.22)	(0.34)	(0.46)	(0.49)

Total Distributions Paid	(0.27)	(0.34)	(0.22)	(0.34)	(0.46)	(0.49)

Net Asset Value, End of Period	$17.78	$17.98	$18.30	$19.06	$18.59	$18.67

Total Return(1)	0.42%	0.20%	(2.88)%	4.34%	2.04%	3.07%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$301,707	$339,725	$425,415	$437,099	$371,803	$424,702

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Expenses, before reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.44%	0.43%

Net investment income, net of reimbursements and credits(3)	2.96%	1.86%	1.05%	1.64%	2.40%	2.65%

Net investment income, before reimbursements and credits	2.91%	1.81%	1.00%	1.59%	2.36%	2.62%

Portfolio Turnover Rate	36.70%	76.98%	45.52%	57.85%	95.09%	125.76%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $16,000, $10,000, $6,000, $10,000 and $11,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$10.01		$10.01		$10.21	$10.14		$10.14		$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07		0.15		0.05	0.08		0.16		0.15

Net realized and unrealized gains (losses)	0.03		—		(0.19)	0.08		0.01		0.05

Total from Investment Operations	0.10		0.15		(0.14)	0.16		0.17		0.20

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)		(0.15)		(0.05)	(0.08)		(0.16)		(0.15)

From net realized gains	—		—		(0.01)	(0.01)		(0.01)		—

Total Distributions Paid	(0.07)		(0.15)		(0.06)	(0.09)		(0.17)		(0.15)

Net Asset Value, End of Period	$10.04		$10.01		$10.01	$10.21		$10.14		$10.14

Total Return(1)	1.65%		1.58%		(1.41)%	1.59%		1.61%		2.06%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,361,319		$2,379,867		$3,993,867	$4,861,104		$3,737,559		$4,008,207

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.25	%(3)	0.25	%(3)	0.25%	0.25	%(3)	0.25	%(3)	0.25	%(3)

Expenses, before reimbursements and credits	0.28%		0.28%		0.27%	0.27%		0.27%		0.26%

Net investment income, net of reimbursements and credits	2.68	%(3)	1.48	%(3)	0.48%	0.74	%(3)	1.52	%(3)	1.55	%(3)

Net investment income, before reimbursements and credits	2.65%		1.45%		0.46%	0.72%		1.50%		1.54%

Portfolio Turnover Rate	11.85%		43.43%		84.82%	79.08%		70.19%		62.06%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $115,000, $66,000, $139,000, $175,000 and $81,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2023 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$9.66		$10.19		$10.96	$10.76		$10.63		$10.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17		0.31		0.21	0.24		0.30		0.35

Net realized and unrealized gains (losses)	(0.51)		(0.53)		(0.72)	0.24		0.16		0.14

Total from Investment Operations	(0.34)		(0.22)		(0.51)	0.48		0.46		0.49

LESS DISTRIBUTIONS PAID:

From net investment income	(0.17)		(0.31)		(0.21)	(0.24)		(0.30)		(0.35)

From net realized gains	—		—		(0.05)	(0.04)		(0.03)		—

Total Distributions Paid	(0.17)		(0.31)		(0.26)	(0.28)		(0.33)		(0.35)

Net Asset Value, End of Period	$9.15		$9.66		$10.19	$10.96		$10.76		$10.63

Total Return(1)	(3.60)%		(2.10)%		(4.76)%	4.46%		4.33%		4.78%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$738,626		$788,997		$1,661,137	$2,020,291		$1,639,701		$1,168,191

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.50%		0.50%		0.49%	0.49%		0.49%		0.47%

Net investment income, net of reimbursements and credits	3.50	%(3)	3.15	%(3)	1.93%	2.13	%(3)	2.73	%(3)	3.35	%(3)

Net investment income, before reimbursements and credits	3.45%		3.10%		1.89%	2.09%		2.69%		3.33%

Portfolio Turnover Rate	13.21%		19.52%		86.00%	91.58%		122.55%		116.37%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $17,000, $26,000, $118,000, $183,000 and $84,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal year ended March 31, 2023 and 0.02 percent of average net assets for the fiscal years ended 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$10.03	$10.08	$10.31	$10.10	$10.19	$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19	0.21	0.06	0.11	0.24	0.23

Net realized and unrealized gains (losses)	0.11	(0.04)	(0.21)	0.23	(0.09)	0.04

Total from Investment Operations	0.30	0.17	(0.15)	0.34	0.15	0.27

LESS DISTRIBUTIONS PAID:

From net investment income	(0.20)	(0.22)	(0.06)	(0.11)	(0.24)	(0.23)

From net realized gains	—	—	(0.02)	(0.02)	—	— (1)

Total Distributions Paid	(0.20)	(0.22)	(0.08)	(0.13)	(0.24)	(0.23)

Net Asset Value, End of Period	$10.13	$10.03	$10.08	$10.31	$10.10	$10.19

Total Return(2)	3.00%	1.77%	(1.44)%	3.29%	1.45%	2.75%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,951,159	$2,372,561	$3,179,581	$3,690,747	$2,189,187	$2,424,799

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Expenses, before reimbursements and credits	0.29%	0.28%	0.28%	0.28%	0.28%	0.27%

Net investment income, net of reimbursements and credits(4)	3.85%	2.14%	0.55%	0.94%	2.33%	2.30%

Net investment income, before reimbursements and credits	3.81%	2.11%	0.52%	0.91%	2.30%	2.28%

Portfolio Turnover Rate	9.43%	25.09%	76.61%	73.99%	75.95%	59.63%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $58,000, $118,000, $7,000, $142,000, $43,000 and $44,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

ULTRA-SHORT FIXED INCOME FUND	SIEBERT WILLIAMS SHANK

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	PERIOD ENDED MAR 31, 2023(1)

Net Asset Value, Beginning of Period	$10.03	$9.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19	0.15

Net realized and unrealized gains	0.11	0.06

Total from Investment Operations	0.30	0.21

LESS DISTRIBUTIONS PAID:

From net investment income	(0.20)	(0.16)

From net realized gains	—	—

Total Distributions Paid	(0.20)	(0.16)

Net Asset Value, End of Period	$10.13	$10.03

Total Return(2)	3.00%	2.15%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$31,515	$30,610

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.25%	0.25%

Expenses, before reimbursements and credits	0.28%	0.28%

Net investment income, net of reimbursements and credits(4)	3.86%	2.94	%(5)

Net investment income, before reimbursements and credits	3.83%	2.91	%(5)

Portfolio Turnover Rate	9.43%	25.09%

(1)	For the period from September 13, 2022 (commencement of class operations) through March 31, 2023.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000 and less than $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and the period from September 13, 2022 (commencement of operations) through March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

As the Fund commenced operations of Siebert Williams Shank shares on September 13, 2022, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$8.87		$9.23		$9.71	$10.17		$9.50		$9.43

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.12		0.19		0.04	0.01		0.14		0.21

Net realized and unrealized gains (losses)	(0.30)		(0.35)		(0.47)	(0.16)		0.68		0.09

Total from Investment Operations	(0.18)		(0.16)		(0.43)	(0.15)		0.82		0.30

LESS DISTRIBUTIONS PAID:

From net investment income	(0.12)		(0.20)		(0.04)	(0.03)		(0.15)		(0.23)

From net realized gains	—		—		(0.01)	(0.28)		—		—

Total Distributions Paid	(0.12)		(0.20)		(0.05)	(0.31)		(0.15)		(0.23)

Net Asset Value, End of Period	$8.57		$8.87		$9.23	$9.71		$10.17		$9.50

Total Return(1)	(2.02)%		(1.72)%		(4.48)%	(1.58)%		8.66%		3.29%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$44,257		$48,751		$44,292	$53,343		$39,379		$36,008

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.42	%(3)	0.42	%(3)	0.43%	0.42	%(3)	0.43	%(3)	0.47	%(3)

Expenses, before reimbursements and credits	0.59%		0.60%		0.61%	0.57%		0.73%		0.93%

Net investment income, net of reimbursements and credits	2.77	%(3)	2.25	%(3)	0.36%	0.11	%(3)	1.43	%(3)	2.33	%(3)

Net investment income (loss), before reimbursements and credits	2.60%		2.07%		0.18%	(0.04)%		1.13%		1.87%

Portfolio Turnover Rate	26.18%		344.21%		492.24%	517.52%		854.95%		1,074.68%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $5,000, $2,000, $4,000 and $4,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2021, 2020, respectively and 0.01 percent of average net assets for the fiscal year ended March 31, 2019. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.02	0.02		—	(1)	—	(1)	0.02		0.02

Net realized and unrealized gains (losses)(2)	—	—		—		—		—		—

Total from Investment Operations	0.02	0.02		—		—		0.02		0.02

LESS DISTRIBUTIONS PAID:

From net investment income	(0.02)	(0.02)		—	(3)	—	(3)	(0.02)		(0.02)

Total Distributions Paid	(0.02)	(0.02)		—		—		(0.02)		(0.02)

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(4)	2.45%	2.26	%(5)	0.01	%(6)(7)	0.03	%(8)	1.70%		1.79%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$19,809,249	$18,584,575		$20,213,443		$17,518,409		$16,586,659		$19,213,579

Ratio to average net assets of:(9)

Expenses, net of reimbursements and credits	0.35%	0.34	%(10)	0.09	%(10)	0.22	%(10)	0.35	%(10)	0.35	%(10)

Expenses, before reimbursements and credits	0.36%	0.36%		0.36%		0.36%		0.36%		0.36%

Net investment income, net of reimbursements and credits	4.84%	2.21	%(10)	0.01	%(10)	0.03	%(10)	1.70	%(10)	1.80	%(10)

Net investment income (loss), before reimbursements and credits	4.83%	2.19%		(0.26)%		(0.11)%		1.69%		1.79%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. Total return excluding the voluntary reimbursement would have been 2.25%.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been -0.25%.

(7)

During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been -0.10%.

(9)	Annualized for periods less than one year.

(10)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.02	0.02		—	(1)	—	(1)	0.02		0.02

Net realized and unrealized gains (losses)(2)	—	—		—		—		—		—

Total from Investment Operations	0.02	0.02		—		—		0.02		0.02

LESS DISTRIBUTIONS PAID:

From net investment income	(0.02)	(0.02)		—	(3)	—	(3)	(0.02)		(0.02)

Total Distributions Paid	(0.02)	(0.02)		—		—		(0.02)		(0.02)

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(4)	2.45%	2.29	%(5)	0.25	%(6)(7)	0.03	%(8)	1.69%		1.79%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,673,590	$3,509,978		$3,727,339		$3,911,252		$3,602,443		$3,791,180

Ratio to average net assets of:(9)

Expenses, net of reimbursements and credits	0.35%	0.34	%(10)	0.09	%(10)	0.23	%(10)	0.35	%(10)	0.35	%(10)

Expenses, before reimbursements and credits	0.36%	0.36%		0.36%		0.36%		0.37%		0.37%

Net investment income, net of reimbursements and credits	4.84%	2.24	%(10)	0.23	%(10)	0.02	%(10)	1.69	%(10)	1.78	%(10)

Net investment income (loss), before reimbursements and credits	4.83%	2.22%		(0.04)%		(0.11)%		1.67%		1.76%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 2.28%.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been -0.01%.

(7)

During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been -0.10%.

(9)	Annualized for periods less than one year.

(10)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. TREASURY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2023 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2023	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019

Net Asset Value, Beginning of Period	$19.67	$21.02	$22.31	$23.79	$21.43	$21.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.23	0.36	0.31	0.33	0.45	0.43

Net realized and unrealized gains (losses)	(1.11)	(1.35)	(1.10)	(1.48)	2.36	0.40

Total from Investment Operations	(0.88)	(0.99)	(0.79)	(1.15)	2.81	0.83

LESS DISTRIBUTIONS PAID:

From net investment income	(0.23)	(0.36)	(0.31)	(0.33)	(0.45)	(0.43)

From net realized gains	—	—	(0.19)	—	—	—

Total Distributions Paid	(0.23)	(0.36)	(0.50)	(0.33)	(0.45)	(0.43)

Net Asset Value, End of Period	$18.56	$19.67	$21.02	$22.31	$23.79	$21.43

Total Return(1)	(4.51)%	(4.65)%	(3.65)%	(4.89)%	13.29%	4.03%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$71,134	$81,145	$87,117	$100,374	$103,045	$84,809

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.16%	0.16%	0.16%	0.16%	0.16%	0.18%

Expenses, before reimbursements and credits	0.28%	0.27%	0.27%	0.26%	0.28%	0.32%

Net investment income, net of reimbursements and credits(3)	2.36%	1.86%	1.38%	1.40%	2.04%	2.08%

Net investment income, before reimbursements and credits	2.24%	1.75%	1.27%	1.30%	1.92%	1.94%

Portfolio Turnover Rate	11.59%	28.48%	32.19%	59.23%	50.28%	37.64%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, approximately $1,000, less than $1,000 and approximately $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2023 and for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 96.2%

Arizona – 96.2%

Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,

5.00%, 7/1/43	$850	$888

Arizona Board of Regents State University System Revenue Bonds, Series A,

5.00%, 7/1/34	750	753

5.00%, 7/1/35	750	753

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,

5.00%, 7/1/35	1,000	1,015

5.00%, 7/1/41	1,000	1,008

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,

5.00%, 7/1/36	495	511

Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,

3.13%, 8/1/39	430	334

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,

4.00%, 2/1/50	1,000	826

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,

4.00%, 11/1/33	1,175	1,131

Bullhead City Excise TRB,

4.00%, 7/1/52	1,000	832

Bullhead City Excise TRB, Second Series,

2.70%, 7/1/51	2,500	1,516

Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,

5.00%, 9/1/27(1) (2)	425	430

Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,

5.00%, 7/1/28	500	516

5.00%, 7/1/29	750	774

5.00%, 7/1/30	500	516

5.00%, 7/1/31	600	618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.2% continued

Arizona – 96.2% continued

Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,

5.00%, 7/15/36	$200	$218

Glendale IDA Revenue Refunding Bonds, Midwestern University,

5.00%, 5/15/32	500	531

Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),

3.35%, 1/1/28	785	777

Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,

4.00%, 7/1/39	275	256

Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),

4.00%, 7/1/33	300	304

4.00%, 7/1/36	305	300

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),

5.00%, 7/1/34	1,100	1,135

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,

5.00%, 7/1/31	275	291

5.00%, 7/1/32	250	264

Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),

5.00%, 7/1/38	1,000	1,021

Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),

5.00%, 7/1/35	625	653

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.2% continued

Arizona – 96.2% continued

Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series B,

5.00%, 7/1/24	$250	$252

5.00%, 7/1/25	450	458

5.00%, 7/1/26	390	402

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/39	1,285	1,305

5.00%, 7/1/47	1,000	988

Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,

5.00%, 9/1/42	4,000	4,000

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,

5.00%, 1/1/38	1,250	1,267

Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),

4.00%, 7/1/37	500	470

Maricopa County Special Health Care District G.O. Unlimited Bonds,

5.00%, 7/1/35	1,000	1,049

4.00%, 7/1/38	2,500	2,343

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,

5.00%, 7/1/28	525	550

5.00%, 7/1/31	500	523

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C, Project of 2019,

5.00%, 7/1/24	775	781

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,

5.00%, 7/1/27	1,000	1,050

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.2% continued

Arizona – 96.2% continued

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,

5.00%, 7/1/26	$400	$408

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,

5.00%, 7/1/37	650	665

Mesa Utility System Revenue Bonds,

3.00%, 7/1/44	500	362

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,

5.00%, 7/1/34	3,000	3,123

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,

5.00%, 7/1/45	1,000	1,041

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,

4.00%, 7/1/45	1,000	895

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series B,

5.00%, 7/1/24	500	504

Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,

5.00%, 7/1/44	1,545	1,572

3.00%, 7/1/49	1,150	766

Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),

3.25%, 7/1/49	1,330	907

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,

5.00%, 7/1/44	2,850	2,956

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,

5.00%, 7/1/24(3)	575	579

Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,

4.00%, 11/15/57	1,000	846

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.2% continued

Arizona – 96.2% continued

Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,

3.00%, 4/1/51	$1,000	$637

Pima County Sewer System Revenue Bonds,

5.00%, 7/1/25	1,000	1,001

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,

5.00%, 7/1/24	1,005	1,006

Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),

5.00%, 7/1/26	1,000	1,029

Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series A (AGM Insured),

5.00%, 7/1/24	500	504

Prescott Valley Pledged Revenue Refunding Bonds, Series A,

5.00%, 1/1/25	625	633

Queen Creek Excise Tax & State Shared Revenue Bonds,

4.00%, 8/1/45	1,250	1,090

Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,

5.00%, 8/1/47	2,540	2,540

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,

5.00%, 1/1/31	1,000	1,055

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,

5.00%, 12/1/36	1,105	1,120

Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,

5.00%, 7/1/24	100	101

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,

5.00%, 7/1/30	1,675	1,784

Sedona Excise TRB (BAM Insured),

4.00%, 7/1/38	350	327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.2% continued

Arizona – 96.2% continued

Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),

4.00%, 7/15/26	$450	$452

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,

3.13%, 8/1/43	2,450	1,711

		63,223

Total Municipal Bonds

(Cost $72,107)		63,223

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	523,427	$523

Total Investment Companies

(Cost $523)		523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.6%

Arizona IDA Hospital Variable Revenue Refunding Bonds, Phoenix Childrens Hospital, JPMorgan Chase Bank N.A. LOC,

4.60%, 10/20/23(1) (6)	$400	$400

Total Short-Term Investments

(Cost $400)		400

Total Investments – 97.6%

(Cost $73,030)		64,146
Other Assets less Liabilities – 2.4%		1,588

NET ASSETS – 100.0%		$65,734

(1)	Maturity date represents the puttable date.

(2)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(3)	Maturity date represents the prerefunded date.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(5)	7-day current yield as of September 30, 2023 is disclosed.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

(6)

Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	96.2%

Investment Companies	0.8%

Short-Term Investments	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$ —	$63,223	$—	$63,223

Investment Companies	523	—	—	523

Short-Term Investments	—	400	—	400

Total Investments	$523	$63,623	$—	$64,146

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 0.5%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A

4.06%, 11/15/30	$100	$93

Auto Loan – 0.0%

Carmax Auto Owner Trust, Series 2023-2, Class A3

5.05%, 1/18/28	100	99

GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3

4.47%, 2/16/28	200	196

Honda Auto Receivables Owner Trust, Series 2023-2, Class A3

4.93%, 11/15/27	100	99

Hyundai Auto Receivables Trust, Series 2023-A, Class A3

4.58%, 4/15/27	100	98

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3

4.51%, 11/15/27	150	147

Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3

4.91%, 11/15/27	100	99

Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3

5.02%, 6/20/28	100	99

World Omni Auto Receivables Trust, Series 2023-B, Class A3

4.66%, 5/15/28	75	73

		910

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2023-1, Class A3

5.46%, 5/15/28	100	100

AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3

5.81%, 5/18/28	100	100

AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B

5.84%, 7/18/29	50	50

AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C

6.00%, 7/18/29	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5% continued

Automobile – 0.2% continued

BMW Vehicle Owner Trust, Series 2023-A, Class A3

5.47%, 2/25/28	$50	$50

Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3

3.17%, 4/15/27	100	97

Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3

3.66%, 5/17/27	100	97

Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3

4.87%, 2/15/28	100	98

CarMax Auto Owner Trust, Series 2023-1, Class A3

4.75%, 10/15/27	100	98

Ford Credit Auto Lease Trust, Series 2023-B, Class A3

5.91%, 10/15/26	100	100

Ford Credit Auto Owner Trust, Series 2020-C, Class A4

0.51%, 8/15/26	100	95

Ford Credit Auto Owner Trust, Series 2020-C, Class B

0.79%, 8/15/26	100	94

Ford Credit Auto Owner Trust, Series 2022-C, Class B

5.03%, 2/15/28	25	24

Ford Credit Auto Owner Trust, Series 2022-C, Class C

5.22%, 3/15/30	25	24

Ford Credit Auto Owner Trust, Series 2023-A, Class A3

4.65%, 2/15/28	100	98

Ford Credit Auto Owner Trust, Series 2023-B, Class A3

5.23%, 5/15/28	100	99

GM Financial Automobile Leasing Trust, Series 2023-1, Class A3

5.16%, 4/20/26	50	49

GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3

5.45%, 6/16/28	175	175

Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3

5.05%, 12/15/27	50	49

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5% continued

Automobile – 0.2% continued

Honda Auto Receivables Owner Trust, Series 2021-1, Class A4

0.42%, 1/21/28	$100	$96

Honda Auto Receivables Owner Trust, Series 2022-2, Class A4

3.76%, 12/18/28	100	96

Honda Auto Receivables Owner Trust, Series 2023-1, Class A3

5.04%, 4/21/27	100	99

Honda Auto Receivables Owner Trust, Series 2023-3, Class A3

5.41%, 2/18/28	100	100

Hyundai Auto Receivables Trust, Series 2021-B, Class A4

0.60%, 2/16/27	100	93

Hyundai Auto Receivables Trust, Series 2022-C, Class A3

5.39%, 6/15/27	100	100

Hyundai Auto Receivables Trust, Series 2023-B, Class A3

5.48%, 4/17/28	100	100

Nissan Auto Lease Trust, Series 2023-B, Class A3

5.69%, 7/15/26	100	100

Nissan Auto Receivables Owner Trust, Series 2022-B, Class A3

4.46%, 5/17/27	100	98

Santander Drive Auto Receivables Trust, Series 2022-3, Class B

4.13%, 8/16/27	50	49

Santander Drive Auto Receivables Trust, Series 2022-3, Class C

4.49%, 8/15/29	50	48

Santander Drive Auto Receivables Trust, Series 2023-1, Class B

4.98%, 2/15/28	150	147

Santander Drive Auto Receivables Trust, Series 2023-1, Class C

5.09%, 5/15/30	100	98

Santander Drive Auto Receivables Trust, Series 2023-4, Class B

5.77%, 12/15/28	50	50

Santander Drive Auto Receivables Trust, Series 2023-4, Class C

6.04%, 12/15/31	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5% continued

Automobile – 0.2% continued

Santander Drive Auto Recievables Trust, Series 2023-4, Class A3

5.73%, 4/17/28	$100	$100

Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4

0.72%, 1/15/27	100	92

Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3

3.76%, 4/15/27	100	97

Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4

3.77%, 2/15/28	100	95

Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3

4.71%, 2/15/28	100	98

Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3

5.16%, 4/17/28	100	99

Volkswagen Auto Lease Trust, Series 2023-A, Class A3

5.81%, 10/20/26	150	150

World Omni Auto Receivables Trust, Series 2022-C, Class A3

3.66%, 10/15/27	100	97

World Omni Auto Receivables Trust, Series 2022-C, Class A4

3.68%, 9/15/28	100	95

World Omni Auto Receivables Trust, Series 2023-A, Class A3

4.83%, 5/15/28	50	49

World Omni Auto Receivables Trust, Series 2023-C, Class A3

5.15%, 11/15/28	100	99

		3,942

Credit Card – 0.2%

American Express Credit Account Master Trust, Series 2022-2, Class A

3.39%, 5/15/27	200	193

American Express Credit Account Master Trust, Series 2022-3, Class A

3.75%, 8/15/27	200	194

American Express Credit Account Master Trust, Series 2022-4, Class A

4.95%, 10/15/27	200	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5% continued

Credit Card – 0.2% continued

American Express Credit Account Master Trust, Series 2023-1, Class A

4.87%, 5/15/28	$150	$148

American Express Credit Account Master Trust, Series 2023-3, Class A

5.23%, 9/15/28	125	125

American Express Credit Account Master Trust, Series 2023-4, Class A

5.15%, 9/16/30	100	99

BA Credit Card Trust, Series 2022-A1, Class A1

3.53%, 11/15/27	100	97

BA Credit Card Trust, Series 2022-A2, Class A2

5.00%, 4/15/28	150	148

BA Credit Card Trust, Series 2023-A1, Class A1

4.79%, 5/15/28	150	148

Barclays Dryrock Issuance Trust, Series 2023-1, Class A

4.72%, 2/15/29	100	98

Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3

2.06%, 8/15/28	150	137

Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2

1.39%, 7/15/30	150	125

Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1

2.80%, 3/15/27	200	192

Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A

3.49%, 5/15/27	300	290

Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A

4.95%, 10/15/27	150	148

Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A

4.42%, 5/15/28	150	146

Chase Issuance Trust, Series 2022-A1, Class A

3.97%, 9/15/27	150	146

Chase Issuance Trust, Series 2023-A1, Class A

5.16%, 9/15/28	150	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5% continued

Credit Card – 0.2% continued

Chase Issuance Trust, Series 2023-A2, Class A

5.08%, 9/16/30	$100	$99

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3

6.15%, 6/15/39	50	51

Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7

3.96%, 10/13/30	100	94

Discover Card Execution Note Trust, Series 2021-A2, Class A2

1.03%, 9/15/28	100	88

Discover Card Execution Note Trust, Series 2022-A1, Class A1

1.96%, 2/15/27	150	143

Discover Card Execution Note Trust, Series 2022-A2, Class A

3.32%, 5/15/27	150	144

Discover Card Execution Note Trust, Series 2022-A3, Class A3

3.56%, 7/15/27	200	193

Discover Card Execution Note Trust, Series 2022-A4, Class A

5.03%, 10/15/27	100	99

Discover Card Execution Note Trust, Series 2023-A1, Class A

4.31%, 3/15/28	85	83

Discover Card Execution Note Trust, Series 2023-A2, Class A

4.93%, 6/15/28	100	99

Synchrony Card Funding LLC, Series 2022-A1, Class A

3.37%, 4/15/28	100	96

Synchrony Card Funding LLC, Series 2022-A2, Class A

3.86%, 7/15/28	100	97

		4,068

Other – 0.1%

AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3

2.84%, 3/1/26	35	35

CNH Equipment Trust, Series 2022-B, Class A3

3.89%, 8/16/27	100	97

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5% continued

Other – 0.1% continued

CNH Equipment Trust, Series 2022-C, Class A3

5.15%, 4/17/28	$75	$74

CNH Equipment Trust, Series 2023-A, Class A3

4.81%, 8/15/28	100	99

John Deere Owner Trust, Series 2021-B, Class A4

0.74%, 5/15/28	75	70

John Deere Owner Trust, Series 2023-A, Class A3

5.01%, 11/15/27	125	124

John Deere Owner Trust, Series 2023-B, Class A3

5.18%, 3/15/28	100	99

PSNH Funding LLC 3, Series 2018-1, Class A3

3.81%, 2/1/35	100	90

Verizon Master Trust, Series 2021-2, Class A

0.99%, 4/20/28	150	142

Verizon Master Trust, Series 2022-2, Class A

1.53%, 7/20/28	100	94

Verizon Master Trust, Series 2022-6, Class A

3.67%, 1/22/29	100	97

Verizon Master Trust, Series 2023-1, Class A

4.49%, 1/22/29	100	98

Verizon Master Trust, Series 2023-2, Class A

4.89%, 4/13/28	200	197

		1,316

Total Asset-Backed Securities

(Cost $10,596)		10,329

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%

Non Agency – 0.9%

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4

3.17%, 7/15/49	300	277

BANK, Series 2017-BNK7, Class A5

3.44%, 9/15/60	250	227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% continued

Non Agency – 0.9% continued

BANK, Series 2017-BNK9, Class A4

3.54%, 11/15/54	$250	$227

BANK, Series 2018-BN10, Class A5

3.69%, 2/15/61	100	91

BANK, Series 2018-BN11, Class A3

4.05%, 3/15/61	200	184

BANK, Series 2018-BN12, Class A4

4.26%, 5/15/61	300	278

BANK, Series 2018-BN13, Class A5

4.22%, 8/15/61	100	92

BANK, Series 2018-BN14, Class A4

4.23%, 9/15/60	200	185

BANK, Series 2018-BN15, Class A4

4.41%, 11/15/61	300	279

BANK, Series 2019-BN18, Class A3

3.33%, 5/15/62	200	175

BANK, Series 2019-BN19, Class A3

3.18%, 8/15/61	300	252

BANK, Series 2020-BN26, Class A4

2.40%, 3/15/63	400	322

BANK, Series 2020-BN28, Class A4

1.84%, 3/15/63	500	384

BANK, Series 2021-BN31, Class A4

2.04%, 2/15/54	200	154

BANK, Series 2021-BN37, Class A5

2.62%, 11/15/64	200	157

BANK, Series 2022-BNK42, Class A5

4.49%, 6/15/55	200	180

Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4

3.58%, 5/15/52	200	178

BBCMS Mortgage Trust, Series 2018-C2, Class A5

4.31%, 12/15/51	150	139

BBCMS Mortgage Trust, Series 2020-C6, Class A4

2.64%, 2/15/53	200	165

Benchmark Mortgage Trust, Series 2018-B2, Class A5

3.88%, 2/15/51	150	136

Benchmark Mortgage Trust, Series 2018-B3, Class A5

4.03%, 4/10/51	100	92

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES -0.9% continued

Non Agency – 0.9% continued

Benchmark Mortgage Trust, Series 2018-B5, Class A4

4.21%, 7/15/51	$200	$185

Benchmark Mortgage Trust, Series 2018-B8, Class A5

4.23%, 1/15/52	100	91

Benchmark Mortgage Trust, Series 2020-B16, Class A5

2.73%, 2/15/53	200	167

Benchmark Mortgage Trust, Series 2020-B18, Class A5

1.93%, 7/15/53	500	382

Benchmark Mortgage Trust, Series 2020-B19, Class A5

1.85%, 9/15/53	500	373

Benchmark Mortgage Trust, Series 2020-IG1, Class A3

2.69%, 9/15/43	100	77

Benchmark Mortgage Trust, Series 2021-B23, Class A5

2.07%, 2/15/54	200	149

CD Mortgage Trust, Series 2017-CD4, Class A4

3.51%, 5/10/50	250	227

CD Mortgage Trust, Series 2017-CD5, Class A4

3.43%, 8/15/50	250	226

CD Mortgage Trust, Series 2017-CD6, Class A5

3.46%, 11/13/50	200	180

CD Mortgage Trust, Series 2018-CD7, Class A4

4.28%, 8/15/51	200	182

CD Mortgage Trust, Series 2019-CD8, Class A4

2.91%, 8/15/57	150	125

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4

3.28%, 5/10/58	250	233

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4

3.46%, 8/15/50	250	226

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5

3.72%, 9/15/48	200	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% continued

Non Agency – 0.9% continued

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4

3.21%, 5/10/49	$250	$232

Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4

3.15%, 11/15/49	150	137

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5

3.62%, 2/10/49	300	280

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4

3.31%, 4/10/49	250	233

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4

3.33%, 4/15/49	250	233

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4

3.47%, 9/15/50	250	227

Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4

4.01%, 3/10/51	100	91

Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4

4.23%, 6/10/51	200	185

Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4

4.41%, 11/10/51	200	186

Commercial Mortgage Trust, Series 2015-CR24, Class A5

3.70%, 8/10/48	500	478

Commercial Mortgage Trust, Series 2018-COR3, Class A3

4.23%, 5/10/51	200	183

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4

3.72%, 8/15/48	500	473

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5

3.09%, 1/15/49	100	92

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5

3.50%, 11/15/49	200	184

CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4

4.42%, 11/15/51	300	273

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% continued

Non Agency – 0.9% continued

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5

4.03%, 4/15/51	$100	$91

DBJPM Mortgage Trust, Series 2017-C6, Class A5

3.33%, 6/10/50	250	228

DBJPM Mortgage Trust, Series 2020-C9, Class A5

1.93%, 8/15/53	100	78

GS Mortgage Securities Trust, Series 2016-GS3, Class A4

2.85%, 10/10/49	200	181

GS Mortgage Securities Trust, Series 2017-GS7, Class A4

3.43%, 8/10/50	250	225

GS Mortgage Securities Trust, Series 2017-GS8, Class A4

3.47%, 11/10/50	200	181

GS Mortgage Securities Trust, Series 2018-GS9, Class A4

3.99%, 3/10/51	150	135

GS Mortgage Securities Trust, Series 2019-GC40, Class A4

3.16%, 7/10/52	150	129

GS Mortgage Securities Trust, Series 2020-GC45, Class A5

2.91%, 2/13/53	300	251

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3

3.14%, 12/15/49	150	136

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5

2.87%, 8/15/49	200	180

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS

3.14%, 8/15/49	100	85

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5

3.69%, 3/15/50	300	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9% continued

Non Agency – 0.9% continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5

3.45%, 9/15/50	$100	$90

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4

3.39%, 6/13/52	200	174

JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5

3.82%, 7/15/48	200	188

JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4

3.14%, 6/15/49	100	92

JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5

3.41%, 10/15/50	200	180

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5

3.53%, 10/15/48	100	94

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4

3.33%, 5/15/49	250	232

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5

2.86%, 9/15/49	100	91

Morgan Stanley Capital I Trust, Series 2018-H3, Class A5

4.18%, 7/15/51	150	139

Morgan Stanley Capital I Trust, Series 2018-H4, Class A4

4.31%, 12/15/51	100	92

Morgan Stanley Capital I Trust, Series 2018-L1, Class A4

4.41%, 10/15/51	200	186

Morgan Stanley Capital I Trust, Series 2019-H7, Class A4

3.26%, 7/15/52	250	215

Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4

2.04%, 7/15/53	500	390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% continued

Non Agency – 0.9% continued

Morgan Stanley Capital I Trust, Series 2020-L4, Class A3

2.70%, 2/15/53	$200	$164

Morgan Stanley Capital I, Series 2017-HR2, Class A4

3.59%, 12/15/50	200	181

MSWF Commercial Mortgage Trust, Series 2023-1, Class A5

5.75%, 5/15/56	250	246

UBS Commercial Mortgage Trust, Series 2017-C2, Class A4

3.49%, 8/15/50	250	226

UBS Commercial Mortgage Trust, Series 2017-C3, Class A4

3.43%, 8/15/50	175	158

UBS Commercial Mortgage Trust, Series 2017-C6, Class A5

3.58%, 12/15/50	100	90

UBS Commercial Mortgage Trust, Series 2017-C7, Class A4

3.68%, 12/15/50	150	134

UBS Commercial Mortgage Trust, Series 2018-C10, Class A4

4.31%, 5/15/51	200	184

UBS Commercial Mortgage Trust, Series 2018-C11, Class A5

4.24%, 6/15/51	150	136

UBS Commercial Mortgage Trust, Series 2018-C13, Class A4

4.33%, 10/15/51	200	183

UBS Commercial Mortgage Trust, Series 2018-C14, Class A4

4.45%, 12/15/51	100	91

UBS Commercial Mortgage Trust, Series 2018-C8, Class A4

3.98%, 2/15/51	150	136

UBS Commercial Mortgage Trust, Series 2018-C9, Class A4

4.12%, 3/15/51	100	91

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4

3.66%, 9/15/58	250	238

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5

3.77%, 7/15/58	300	285

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% continued

Non Agency – 0.9% continued

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4

3.72%, 12/15/48	$350	$332

Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4

3.56%, 1/15/59	200	188

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4

3.43%, 3/15/59	250	234

Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4

2.93%, 7/15/48	100	91

Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4

3.07%, 11/15/59	250	226

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4

2.94%, 10/15/49	200	183

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4

2.92%, 11/15/49	150	137

Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5

3.42%, 9/15/50	250	227

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4

3.58%, 10/15/50	100	91

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4

3.59%, 12/15/50	100	89

Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4

4.01%, 3/15/51	150	137

Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5

4.30%, 1/15/52	100	92

Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5

3.73%, 5/15/52	200	176

Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5

2.73%, 2/15/53	100	82

Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5

2.45%, 6/15/53	500	403

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% continued

Non Agency – 0.9% continued

Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5

2.63%, 4/15/54	$500	$395

		20,640

Total Commercial Mortgage-Backed Securities

(Cost $23,474)		20,640

CORPORATE BONDS – 20.7%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc.,

4.75%, 3/30/30	300	279

Omnicom Group, Inc./Omnicom Capital, Inc.,

3.60%, 4/15/26	525	498

		777

Aerospace & Defense – 0.6%

Boeing (The) Co.,

2.85%, 10/30/24	110	106

4.88%, 5/1/25	240	236

2.20%, 2/4/26	2,829	2,598

2.70%, 2/1/27	219	198

3.25%, 2/1/28	1,066	961

3.25%, 3/1/28	55	49

3.20%, 3/1/29	159	140

2.95%, 2/1/30	250	210

5.15%, 5/1/30	43	41

6.13%, 2/15/33	135	136

6.63%, 2/15/38	100	101

5.81%, 5/1/50	1,060	960

General Dynamics Corp.,

2.63%, 11/15/27	104	94

3.75%, 5/15/28	246	231

4.25%, 4/1/40	100	85

2.85%, 6/1/41	160	110

Huntington Ingalls Industries, Inc.,

2.04%, 8/16/28	200	168

L3Harris Technologies, Inc.,

4.40%, 6/15/28	449	425

Lockheed Martin Corp.,

3.55%, 1/15/26	298	287

5.25%, 1/15/33	1,500	1,482

3.60%, 3/1/35	135	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Aerospace & Defense – 0.6% continued

4.07%, 12/15/42	$168	$137

3.80%, 3/1/45	230	176

4.09%, 9/15/52	20	16

Northrop Grumman Corp.,

3.25%, 1/15/28	500	459

5.05%, 11/15/40	250	225

4.75%, 6/1/43	250	215

3.85%, 4/15/45	8	6

4.03%, 10/15/47	252	193

Precision Castparts Corp.,

4.38%, 6/15/45	350	284

RTX Corp.,

1.90%, 9/1/31	71	54

2.38%, 3/15/32	68	52

4.70%, 12/15/41	100	84

4.50%, 6/1/42	250	204

4.80%, 12/15/43	1,000	834

3.75%, 11/1/46	750	531

Textron, Inc.,

2.45%, 3/15/31	250	199

		12,401

Apparel & Textile Products – 0.1%

NIKE, Inc.,

2.85%, 3/27/30	1,250	1,083

3.25%, 3/27/40	75	57

Ralph Lauren Corp.,

2.95%, 6/15/30	100	85

		1,225

Asset Management – 0.3%

Ameriprise Financial, Inc.,

3.70%, 10/15/24	500	490

3.00%, 4/2/25	250	240

2.88%, 9/15/26	435	405

Ares Capital Corp.,

3.88%, 1/15/26	620	580

Barings BDC, Inc.,

3.30%, 11/23/26	200	175

BlackRock, Inc.,

1.90%, 1/28/31	720	569

Blue Owl Capital Corp.,

3.75%, 7/22/25	300	281

Blue Owl Credit Income Corp.,

7.75%, 9/16/27	200	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Asset Management – 0.3% continued

Charles Schwab (The) Corp.,

3.63%, 4/1/25	$250	$242

3.45%, 2/13/26	280	265

3.20%, 3/2/27	500	458

(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (1)	400	392

(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (1)	400	380

Franklin Resources, Inc.,

2.95%, 8/12/51	270	153

FS KKR Capital Corp.,

3.25%, 7/15/27	200	172

Raymond James Financial, Inc.,

3.75%, 4/1/51	100	68

Voya Financial, Inc.,

4.80%, 6/15/46	500	381

		5,449

Automotive – 0.3%

Aptiv PLC/Aptiv Corp.,

4.15%, 5/1/52	500	348

BorgWarner, Inc.,

4.38%, 3/15/45	170	127

General Motors Co.,

6.80%, 10/1/27	118	120

5.00%, 10/1/28	227	217

5.60%, 10/15/32	183	171

6.25%, 10/2/43	350	314

6.75%, 4/1/46	145	135

5.40%, 4/1/48	267	211

General Motors Financial Co., Inc.,

2.70%, 8/20/27	658	577

6.00%, 1/9/28	500	494

2.40%, 4/10/28	119	101

5.80%, 6/23/28	500	488

2.40%, 10/15/28	254	211

5.65%, 1/17/29	84	81

4.30%, 4/6/29	82	74

3.60%, 6/21/30	99	83

2.35%, 1/8/31	33	25

3.10%, 1/12/32	33	26

Lear Corp.,

3.55%, 1/15/52	200	122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Automotive – 0.3% continued

Toyota Motor Credit Corp.,

0.80%, 10/16/25	$750	$682

3.05%, 3/22/27	500	464

4.70%, 1/12/33	700	661

		5,732

Banking – 3.0%

Bank of America Corp.,

4.00%, 1/22/25	1,503	1,463

3.95%, 4/21/25	1,375	1,328

(Variable, CME Term SOFR 3M + 1.13%), 2.46%, 10/22/25 (1)	21	20

(Variable, U.S. SOFR + 0.65%), 1.53%, 12/6/25 (1)	405	382

(Variable, CME Term SOFR 3M + 1.07%), 3.37%, 1/23/26 (1)	1,000	961

(Variable, CME Term SOFR 3M + 0.90%), 2.02%, 2/13/26 (1)	760	715

4.45%, 3/3/26	500	482

3.50%, 4/19/26	76	72

4.25%, 10/22/26	47	45

(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (1)	2,000	1,809

(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (1)	1,500	1,466

(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (1)	72	65

(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (1)	1,208	1,070

4.18%, 11/25/27	146	136

(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (1)	18	16

(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (1)	106	98

(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28 (1)	983	882

(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (1)	7	6

(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (1)	129	108

(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (1)	300	240

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	52	42

(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (1)	336	255

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Banking – 3.0% continued

(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (1)	$380	$299

(Variable, U.S. SOFR + 1.33%), 2.97%, 2/4/33 (1)	336	265

(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (1)	425	377

(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (1)	1,403	1,291

(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (1)	1,000	930

6.11%, 1/29/37	150	148

(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (1)	390	250

(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (1)	790	582

(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (1)	755	585

(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (1)	810	599

Bank of America N.A.,

6.00%, 10/15/36	250	251

BankUnited, Inc.,

5.13%, 6/11/30	100	84

Citigroup, Inc.,

3.88%, 3/26/25	1,730	1,671

4.40%, 6/10/25	105	102

5.50%, 9/13/25	126	124

(Variable, U.S. SOFR + 0.53%), 1.28%, 11/3/25 (1)	49	46

(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (1)	1,464	1,382

4.60%, 3/9/26	205	198

(Variable, U.S. SOFR + 1.53%), 3.29%, 3/17/26 (1)	17	16

(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (1)	884	844

(Variable, U.S. SOFR + 1.55%), 5.61%, 9/29/26 (1)	722	715

3.20%, 10/21/26	719	664

4.30%, 11/20/26	505	479

(Variable, U.S. SOFR + 0.77%), 1.46%, 6/9/27 (1)	28	25

4.45%, 9/29/27	328	308

(Variable, U.S. SOFR + 1.28%), 3.07%, 2/24/28 (1)	88	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Banking – 3.0% continued

(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (1)	$28	$26

(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	1,450	1,304

(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (1)	1,000	774

6.63%, 6/15/32	100	101

5.88%, 2/22/33	350	336

(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (1)	1,000	956

6.13%, 8/25/36	125	121

8.13%, 7/15/39	332	390

(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (1)	180	162

5.88%, 1/30/42	30	29

(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (1)	168	107

Citizens Bank N.A.,

(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (1)	500	457

Comerica Bank,

(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (1)	250	206

Discover Bank,

2.70%, 2/6/30	250	194

Fifth Third Bancorp,

8.25%, 3/1/38	275	293

First Horizon Corp.,

4.00%, 5/26/25	200	189

FNB Corp.,

5.15%, 8/25/25	200	194

HSBC Bank U.S.A. N.A.,

7.00%, 1/15/39	350	361

Huntington Bancshares, Inc.,

(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (1)	500	462

JPMorgan Chase & Co.,

3.90%, 7/15/25	128	124

7.75%, 7/15/25	54	56

(Variable, U.S. SOFR + 0.61%), 1.56%, 12/10/25 (1)	285	269

(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (1)	330	328

(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 3/13/26 (1)	40	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Banking – 3.0% continued

3.30%, 4/1/26	$111	$105

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	2,024	1,900

2.95%, 10/1/26	59	55

(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (1)	121	108

(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (1)	297	265

8.00%, 4/29/27	658	710

(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (1)	1,310	1,148

4.25%, 10/1/27	299	284

3.63%, 12/1/27	1,292	1,190

(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 2/1/28 (1)	500	466

(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (1)	204	185

(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (1)	176	167

(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (1)	33	32

(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 1/23/29 (1)	310	281

(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (1)	34	31

(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (1)	719	606

(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (1)	800	778

(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (1)	59	55

(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (1)	545	448

(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (1)	700	673

(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 7/24/38 (1)	359	287

(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (1)	100	69

5.60%, 7/15/41	405	385

(Variable, CME Term SOFR 3M + 1.51%), 2.53%, 11/19/41 (1)	785	493

5.63%, 8/16/43	150	141

(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (1)	114	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Banking – 3.0% continued

(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (1)	$85	$64

(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (1)	400	292

(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (1)	200	145

(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (1)	1,500	931

KeyBank N.A.,

4.15%, 8/8/25	250	235

5.00%, 1/26/33	500	421

Manufacturers & Traders Trust Co.,

4.70%, 1/27/28	1,000	924

Morgan Stanley Bank N.A.,

4.75%, 4/21/26	2,000	1,955

PNC Financial Services Group (The), Inc.,

(Variable, U.S. SOFR + 1.32%), 5.81%, 6/12/26 (1)	500	496

3.15%, 5/19/27	455	415

2.55%, 1/22/30	545	442

(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (1)	500	453

Regions Financial Corp.,

2.25%, 5/18/25	500	466

Santander Holdings U.S.A., Inc.,

(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (1)	300	293

Synchrony Bank,

5.40%, 8/22/25	293	282

Synovus Bank,

5.63%, 2/15/28	250	226

Truist Bank,

3.63%, 9/16/25	128	121

4.05%, 11/3/25	600	577

3.30%, 5/15/26	122	112

3.80%, 10/30/26	543	499

Truist Financial Corp.,

2.85%, 10/26/24	131	126

3.70%, 6/5/25	213	204

(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (1)	85	75

1.13%, 8/3/27	221	185

(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (1)	1,000	939

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Banking – 3.0% continued

(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (1)	$57	$47

U.S. Bancorp,

2.38%, 7/22/26	133	121

(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (1)	322	284

3.90%, 4/26/28	402	370

(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (1)	500	487

1.38%, 7/22/30	143	104

(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (1)	500	440

U.S. Bank N.A.,

2.80%, 1/27/25	250	240

Wells Fargo & Co.,

3.00%, 2/19/25	452	434

3.00%, 4/22/26	832	775

(Variable, U.S. SOFR + 1.32%), 3.91%, 4/25/26 (1)	2,236	2,154

(Variable, U.S. SOFR + 2.00%), 2.19%, 4/30/26 (1)	119	112

(Variable, U.S. SOFR + 1.56%), 4.54%, 8/15/26 (1)	2,000	1,942

3.00%, 10/23/26	542	498

(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (1)	15	14

4.30%, 7/22/27	110	104

(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (1)	275	253

(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 5/22/28 (1)	585	536

(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (1)	833	730

(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (1)	700	663

(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (1)	400	269

(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (1)	1,500	1,260

(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (1)	1,000	783

Wells Fargo Bank N.A.,

5.85%, 2/1/37	500	479

6.60%, 1/15/38	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Banking – 3.0% continued

Zions Bancorp N.A.,

3.25%, 10/29/29	$250	$194

		66,626

Beverages – 0.3%

Brown-Forman Corp.,

4.50%, 7/15/45	200	167

Coca-Cola (The) Co.,

3.38%, 3/25/27	133	126

1.50%, 3/5/28	81	70

2.13%, 9/6/29	243	207

1.65%, 6/1/30	179	144

2.00%, 3/5/31	1,204	969

3.00%, 3/5/51	300	201

Constellation Brands, Inc.,

4.65%, 11/15/28	44	42

3.15%, 8/1/29	334	293

2.88%, 5/1/30	256	215

2.25%, 8/1/31	284	221

5.25%, 11/15/48	167	148

Keurig Dr. Pepper, Inc.,

2.55%, 9/15/26	185	170

4.42%, 12/15/46	450	351

Molson Coors Beverage Co.,

3.00%, 7/15/26	170	158

4.20%, 7/15/46	300	226

PepsiCo, Inc.,

2.75%, 4/30/25	380	365

2.63%, 7/29/29	120	105

2.75%, 3/19/30	483	418

1.63%, 5/1/30	77	62

1.95%, 10/21/31	500	394

3.88%, 3/19/60	700	524

		5,576

Biotechnology & Pharmaceuticals – 1.1%

AbbVie, Inc.,

3.80%, 3/15/25	1,413	1,374

3.60%, 5/14/25	155	150

3.20%, 5/14/26	56	53

2.95%, 11/21/26	663	615

3.20%, 11/21/29	467	412

4.05%, 11/21/39	1,500	1,227

4.25%, 11/21/49	800	633

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Biotechnology & Pharmaceuticals – 1.1% continued

Amgen, Inc.,

2.00%, 1/15/32	$1,000	$759

5.15%, 11/15/41	126	111

5.65%, 3/2/53	1,200	1,123

2.77%, 9/1/53	1,876	1,045

5.75%, 3/2/63	200	185

Baxalta, Inc.,

4.00%, 6/23/25	225	218

Biogen, Inc.,

4.05%, 9/15/25	55	53

2.25%, 5/1/30	40	32

3.15%, 5/1/50	25	15

3.25%, 2/15/51	87	54

Bristol-Myers Squibb Co.,

3.20%, 6/15/26	132	125

3.90%, 2/20/28	726	686

3.40%, 7/26/29	286	259

4.35%, 11/15/47	1,083	877

3.70%, 3/15/52	300	215

Eli Lilly & Co.,

4.70%, 2/27/33	1,000	963

4.95%, 2/27/63	200	181

Gilead Sciences, Inc.,

3.65%, 3/1/26	2,000	1,915

1.20%, 10/1/27	250	213

1.65%, 10/1/30	100	78

4.80%, 4/1/44	185	161

4.50%, 2/1/45	150	125

4.75%, 3/1/46	168	144

4.15%, 3/1/47	60	47

2.80%, 10/1/50	42	25

Johnson & Johnson,

4.38%, 12/5/33	332	316

3.55%, 3/1/36	519	440

5.95%, 8/15/37	32	34

3.70%, 3/1/46	770	600

2.45%, 9/1/60	300	166

Merck & Co., Inc.,

2.75%, 2/10/25	186	180

1.70%, 6/10/27	263	233

1.90%, 12/10/28	279	238

3.40%, 3/7/29	389	356

2.15%, 12/10/31	688	544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Biotechnology & Pharmaceuticals – 1.1% continued

3.60%, 9/15/42	$25	$19

3.70%, 2/10/45	60	46

2.45%, 6/24/50	1,000	575

Mylan, Inc.,

4.55%, 4/15/28	171	157

5.40%, 11/29/43	585	454

Pfizer Investment Enterprises Pte. Ltd.,

4.75%, 5/19/33	2,500	2,363

Pfizer, Inc.,

3.45%, 3/15/29	24	22

2.63%, 4/1/30	1,000	854

7.20%, 3/15/39	311	358

5.60%, 9/15/40	194	191

4.30%, 6/15/43	257	217

4.13%, 12/15/46	262	212

Pharmacia LLC,

6.60%, 12/1/28	125	132

Regeneron Pharmaceuticals, Inc.,

1.75%, 9/15/30	300	231

Royalty Pharma PLC,

3.55%, 9/2/50	500	306

Sanofi,

3.63%, 6/19/28	250	236

Shire Acquisitions Investments Ireland DAC,

3.20%, 9/23/26	225	210

Utah Acquisition Sub, Inc.,

3.95%, 6/15/26	114	107

Wyeth LLC,

5.95%, 4/1/37	725	745

Zoetis, Inc.,

3.95%, 9/12/47	450	339

4.45%, 8/20/48	40	33

		24,987

Cable & Satellite – 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital,

3.75%, 2/15/28	1,451	1,308

2.25%, 1/15/29	484	395

2.80%, 4/1/31	1,500	1,170

5.75%, 4/1/48	520	415

3.90%, 6/1/52	1,000	598

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Cable & Satellite – 0.5% continued

Comcast Corp.,

2.65%, 2/1/30	$2,003	$1,692

3.40%, 4/1/30	1,370	1,208

4.25%, 1/15/33	775	697

7.05%, 3/15/33	140	153

2.89%, 11/1/51	1,544	910

5.35%, 5/15/53	700	638

2.99%, 11/1/63	500	276

TCI Communications, Inc.,

7.88%, 2/15/26	755	791

Time Warner Cable LLC,

6.55%, 5/1/37	68	62

7.30%, 7/1/38	705	679

6.75%, 6/15/39	130	119

		11,111

Chemicals – 0.3%

Air Products and Chemicals, Inc.,

2.80%, 5/15/50	300	189

Albemarle Corp.,

4.65%, 6/1/27	300	286

Celanese U.S. Holdings LLC,

6.17%, 7/15/27	700	690

Dow Chemical (The) Co.,

4.25%, 10/1/34	470	408

9.40%, 5/15/39	174	220

5.25%, 11/15/41	400	353

DuPont de Nemours, Inc.,

5.42%, 11/15/48	500	458

Eastman Chemical Co.,

4.80%, 9/1/42	200	161

4.65%, 10/15/44	100	77

Ecolab, Inc.,

2.75%, 8/18/55	500	282

FMC Corp.,

6.38%, 5/18/53	200	177

International Flavors & Fragrances, Inc.,

5.00%, 9/26/48	67	50

Linde, Inc.,

2.00%, 8/10/50	200	101

Lubrizol (The) Corp.,

6.50%, 10/1/34	50	56

LYB International Finance B.V.,

5.25%, 7/15/43	565	479

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Chemicals – 0.3% continued

LYB International Finance III LLC,

4.20%, 5/1/50	$35	$25

Mosaic (The) Co.,

5.45%, 11/15/33	250	235

NewMarket Corp.,

2.70%, 3/18/31	100	79

RPM International, Inc.,

3.75%, 3/15/27	100	93

Sherwin-Williams (The) Co.,

3.45%, 6/1/27	205	191

2.95%, 8/15/29	167	144

2.30%, 5/15/30	153	125

2.20%, 3/15/32	475	364

4.55%, 8/1/45	30	24

Westlake Corp.,

3.60%, 8/15/26	701	662

3.38%, 6/15/30	249	211

		6,140

Commercial Support Services – 0.1%

Block Financial LLC,

3.88%, 8/15/30	200	172

Republic Services, Inc.,

3.38%, 11/15/27	296	273

3.95%, 5/15/28	432	406

2.30%, 3/1/30	118	97

Waste Connections, Inc.,

2.95%, 1/15/52	300	182

Waste Management, Inc.,

2.50%, 11/15/50	500	283

		1,413

Construction Materials – 0.1%

Carlisle Cos., Inc.,

2.75%, 3/1/30	500	413

Martin Marietta Materials, Inc.,

3.45%, 6/1/27	500	464

Owens Corning,

3.40%, 8/15/26	400	375

3.88%, 6/1/30	500	442

Vulcan Materials Co.,

3.50%, 6/1/30	200	174

		1,868

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Consumer Services – 0.1%

California Institute of Technology,

4.70%, 11/1/11 (2)	$110	$85

Duke University,

2.68%, 10/1/44	200	134

Emory University,

2.97%, 9/1/50	500	317

Johns Hopkins University,

4.08%, 7/1/53	100	79

Massachusetts Institute of Technology,

5.60%, 7/1/11 (2)	190	189

4.68%, 7/1/14 (3)	15	12

3.89%, 7/1/16 (4)	300	207

Northwestern University,

4.64%, 12/1/44	50	45

President and Fellows of Harvard College,

2.52%, 10/15/50	1,000	597

Trustees of the University of Pennsylvania (The),

4.67%, 9/1/12 (5)	100	81

University of Southern California,

2.81%, 10/1/50	500	307

		2,053

Containers & Packaging – 0.1%

Amcor Finance U.S.A., Inc.,

3.63%, 4/28/26	300	283

International Paper Co.,

6.00%, 11/15/41	480	461

Packaging Corp. of America,

3.05%, 10/1/51	200	119

Sonoco Products Co.,

2.85%, 2/1/32	500	398

WestRock MWV LLC,

7.95%, 2/15/31	100	110

WRKCo, Inc.,

4.90%, 3/15/29	350	335

		1,706

Diversified Industrials – 0.2%

3M Co.,

2.00%, 2/14/25	100	95

2.25%, 9/19/26	165	150

3.05%, 4/15/30	1,500	1,297

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Diversified Industrials – 0.2% continued

Dover Corp.,

2.95%, 11/4/29	$10	$8

Emerson Electric Co.,

2.80%, 12/21/51	500	303

GE Capital Funding LLC,

4.55%, 5/15/32	540	497

Honeywell International, Inc.,

2.50%, 11/1/26	461	426

1.10%, 3/1/27	182	160

2.70%, 8/15/29	137	120

3.81%, 11/21/47	425	323

Illinois Tool Works, Inc.,

3.90%, 9/1/42	300	243

Parker-Hannifin Corp.,

3.30%, 11/21/24	500	486

4.20%, 11/21/34	200	174

4.45%, 11/21/44	300	243

		4,525

E-Commerce Discretionary – 0.2%

Amazon.com, Inc.,

4.60%, 12/1/25	1,500	1,481

5.20%, 12/3/25	103	103

1.20%, 6/3/27	544	473

1.65%, 5/12/28	533	459

3.88%, 8/22/37	150	128

2.88%, 5/12/41	1,199	847

4.95%, 12/5/44	156	145

3.10%, 5/12/51	1,000	660

4.25%, 8/22/57	500	400

eBay, Inc.,

1.40%, 5/10/26	24	21

2.60%, 5/10/31	167	134

4.00%, 7/15/42	235	172

		5,023

Electric & Gas Marketing & Trading – 0.1%

Consolidated Edison Co. of New York, Inc.,

5.30%, 3/1/35	150	140

5.85%, 3/15/36	100	97

6.75%, 4/1/38	100	107

5.50%, 12/1/39	85	78

3.95%, 3/1/43	120	90

4.45%, 3/15/44	100	80

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electric & Gas Marketing & Trading – 0.1% continued

3.85%, 6/15/46	$100	$72

6.15%, 11/15/52	500	503

Evergy Metro, Inc.,

5.30%, 10/1/41	50	45

Southern Power Co.,

5.25%, 7/15/43	60	51

		1,263

Electric Utilities – 1.8%

AEP Transmission Co. LLC,

4.00%, 12/1/46	200	152

3.65%, 4/1/50	500	354

AES (The) Corp.,

5.45%, 6/1/28	350	338

Alabama Power Co.,

3.85%, 12/1/42	60	45

4.30%, 7/15/48	300	231

Ameren Illinois Co.,

3.25%, 3/1/25	500	484

3.85%, 9/1/32	700	613

Appalachian Power Co.,

7.00%, 4/1/38	75	80

Arizona Public Service Co.,

3.15%, 5/15/25	500	479

4.50%, 4/1/42	230	182

4.20%, 8/15/48	250	180

Avangrid, Inc.,

3.80%, 6/1/29	200	178

Avista Corp.,

4.00%, 4/1/52	100	71

Baltimore Gas and Electric Co.,

2.40%, 8/15/26	130	120

3.75%, 8/15/47	475	338

5.40%, 6/1/53	200	184

Berkshire Hathaway Energy Co.,

5.15%, 11/15/43	500	439

Black Hills Corp.,

2.50%, 6/15/30	500	400

CenterPoint Energy Houston Electric LLC,

2.40%, 9/1/26	50	46

3.00%, 2/1/27	150	138

3.55%, 8/1/42	40	29

4.25%, 2/1/49	500	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electric Utilities – 1.8% continued

Cleco Corporate Holdings LLC,

4.97%, 5/1/46	$200	$150

CMS Energy Corp.,

3.00%, 5/15/26	40	37

3.45%, 8/15/27	500	462

4.88%, 3/1/44	500	426

Commonwealth Edison Co.,

6.45%, 1/15/38	200	207

3.80%, 10/1/42	90	68

4.60%, 8/15/43	100	84

Connecticut Light and Power (The) Co.,

4.00%, 4/1/48	250	191

5.25%, 1/15/53	500	456

Constellation Energy Generation LLC,

5.75%, 10/1/41	430	388

Dominion Energy South Carolina, Inc.,

6.05%, 1/15/38	265	265

5.10%, 6/1/65	50	43

Dominion Energy, Inc.,

4.25%, 6/1/28	500	472

5.25%, 8/1/33	250	234

5.95%, 6/15/35	750	735

7.00%, 6/15/38	20	21

3.30%, 4/15/41	300	205

4.90%, 8/1/41	35	29

4.05%, 9/15/42	100	73

DTE Electric Co.,

4.05%, 5/15/48	500	379

Duke Energy Carolinas LLC,

6.45%, 10/15/32	106	110

6.10%, 6/1/37	150	149

4.25%, 12/15/41	210	168

3.75%, 6/1/45	350	251

Duke Energy Corp.,

2.65%, 9/1/26	449	413

4.50%, 8/15/32	751	676

3.75%, 9/1/46	120	83

Duke Energy Florida LLC,

6.35%, 9/15/37	340	348

3.40%, 10/1/46	290	195

Duke Energy Indiana LLC,

6.12%, 10/15/35	500	497

6.35%, 8/15/38	25	26

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electric Utilities – 1.8% continued

6.45%, 4/1/39	$225	$233

4.90%, 7/15/43	1,000	858

Duke Energy Progress LLC,

4.10%, 3/15/43	200	154

Duke Energy Progress NC Storm Funding LLC,

2.39%, 7/1/37	100	76

Entergy Louisiana LLC,

5.40%, 11/1/24	150	149

3.05%, 6/1/31	950	789

4.75%, 9/15/52	300	247

Entergy Texas, Inc.,

4.50%, 3/30/39	250	208

Evergy Kansas Central, Inc.,

4.13%, 3/1/42	275	213

Eversource Energy,

3.15%, 1/15/25	100	97

1.65%, 8/15/30	165	126

Exelon Corp.,

5.63%, 6/15/35	75	72

4.70%, 4/15/50	100	80

4.10%, 3/15/52	950	687

Florida Power & Light Co.,

5.65%, 2/1/37	335	329

5.95%, 2/1/38	150	152

5.96%, 4/1/39	250	250

5.69%, 3/1/40	30	29

4.13%, 2/1/42	250	202

4.05%, 6/1/42	100	80

Georgia Power Co.,

4.30%, 3/15/42	60	48

4.30%, 3/15/43	100	79

Idaho Power Co.,

5.50%, 3/15/53	100	92

Indiana Michigan Power Co.,

6.05%, 3/15/37	200	197

5.63%, 4/1/53	500	472

Interstate Power and Light Co.,

3.10%, 11/30/51	500	294

ITC Holdings Corp.,

3.35%, 11/15/27	200	183

MidAmerican Energy Co.,

3.50%, 10/15/24	100	98

4.80%, 9/15/43	100	85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electric Utilities – 1.8% continued

4.40%, 10/15/44	$150	$121

3.15%, 4/15/50	200	127

National Grid U.S.A.,

5.80%, 4/1/35	425	403

National Rural Utilities Cooperative Finance Corp.,

2.85%, 1/27/25	1,000	964

8.00%, 3/1/32	50	57

4.30%, 3/15/49	125	96

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (1)	400	405

Nevada Power Co.,

6.65%, 4/1/36	100	103

5.90%, 5/1/53	600	577

NextEra Energy Capital Holdings, Inc.,

2.25%, 6/1/30	1,561	1,250

2.44%, 1/15/32	439	340

Northern States Power Co.,

4.13%, 5/15/44	200	156

Oglethorpe Power Corp.,

5.38%, 11/1/40	150	129

Oklahoma Gas and Electric Co.,

4.15%, 4/1/47	200	149

Oncor Electric Delivery Co. LLC,

7.50%, 9/1/38	145	165

4.60%, 6/1/52	500	413

Pacific Gas and Electric Co.,

4.55%, 7/1/30	1,909	1,688

5.90%, 6/15/32	1,091	1,019

4.50%, 7/1/40	500	372

PacifiCorp,

6.10%, 8/1/36	200	197

6.25%, 10/15/37	275	274

4.13%, 1/15/49	50	35

PG&E Energy Recovery Funding LLC,

2.82%, 7/15/46	50	33

PG&E Recovery Funding LLC,

5.05%, 7/15/32	24	23

5.26%, 1/15/38	25	24

5.54%, 7/15/47	50	47

PG&E Wildfire Recovery Funding LLC,

3.59%, 6/1/30	40	37

4.02%, 6/1/31	75	71

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electric Utilities – 1.8% continued

4.72%, 6/1/37	$100	$92

4.45%, 12/1/47	135	110

5.21%, 12/1/47	100	91

4.67%, 12/1/51	100	84

5.10%, 6/1/52	100	90

PPL Electric Utilities Corp.,

6.25%, 5/15/39	275	279

4.13%, 6/15/44	100	78

4.15%, 6/15/48	300	232

Public Service Co. of Colorado,

4.10%, 6/1/32	500	443

4.10%, 6/15/48	300	219

Public Service Electric and Gas Co.,

3.00%, 5/15/25	500	480

3.95%, 5/1/42	50	39

3.65%, 9/1/42	30	22

4.05%, 5/1/48	300	232

3.00%, 3/1/51	500	313

Puget Energy, Inc.,

3.65%, 5/15/25	500	479

Puget Sound Energy, Inc.,

6.27%, 3/15/37	75	74

5.64%, 4/15/41	340	315

San Diego Gas & Electric Co.,

4.50%, 8/15/40	150	126

5.35%, 4/1/53	300	272

SCE Recovery Funding LLC,

5.11%, 12/15/47	100	90

Sempra,

3.25%, 6/15/27	150	137

6.00%, 10/15/39	250	237

Southern (The) Co.,

3.70%, 4/30/30	900	797

4.40%, 7/1/46	1,000	775

Southern California Edison Co.,

6.00%, 1/15/34	100	99

5.35%, 7/15/35	586	556

5.55%, 1/15/37	275	256

5.95%, 2/1/38	710	690

6.05%, 3/15/39	50	48

5.50%, 3/15/40	150	137

3.90%, 3/15/43	150	110

4.13%, 3/1/48	90	67

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electric Utilities – 1.8% continued

Southwestern Electric Power Co.,

4.10%, 9/15/28	$250	$232

3.90%, 4/1/45	170	118

Tampa Electric Co.,

4.10%, 6/15/42	50	38

Tucson Electric Power Co.,

5.50%, 4/15/53	300	272

Union Electric Co.,

3.90%, 9/15/42	50	38

4.00%, 4/1/48	250	184

Virginia Electric and Power Co.,

6.00%, 5/15/37	15	15

6.35%, 11/30/37	40	40

8.88%, 11/15/38	100	125

4.65%, 8/15/43	150	123

4.45%, 2/15/44	75	60

3.80%, 9/15/47	125	89

Wisconsin Public Service Corp.,

4.75%, 11/1/44	100	84

3.30%, 9/1/49	150	97

Xcel Energy, Inc.,

4.60%, 6/1/32	1,000	907

6.50%, 7/1/36	100	101

		39,763

Electrical Equipment – 0.1%

Amphenol Corp.,

4.75%, 3/30/26	500	491

Carrier Global Corp.,

2.72%, 2/15/30	1,000	833

Fortive Corp.,

4.30%, 6/15/46	105	79

Johnson Controls International PLC,

5.13%, 9/14/45	21	18

4.95%, 7/2/64	110	88

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,

4.90%, 12/1/32	500	478

Otis Worldwide Corp.,

3.36%, 2/15/50	300	200

Rockwell Automation, Inc.,

4.20%, 3/1/49	100	81

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Electrical Equipment – 0.1% continued

Trane Technologies Financing Ltd.,

3.50%, 3/21/26	$250	$237

4.65%, 11/1/44	35	29

Trane Technologies Global Holding Co. Ltd.,

5.75%, 6/15/43	150	144

Trimble, Inc.,

6.10%, 3/15/33	200	196

Tyco Electronics Group S.A.,

7.13%, 10/1/37	50	55

		2,929

Entertainment Content – 0.3%

Activision Blizzard, Inc.,

2.50%, 9/15/50	400	238

Discovery Communications LLC,

4.90%, 3/11/26	45	44

4.13%, 5/15/29	467	417

5.30%, 5/15/49	145	111

Electronic Arts, Inc.,

1.85%, 2/15/31	500	388

Fox Corp.,

5.58%, 1/25/49	500	419

NBCUniversal Media LLC,

4.45%, 1/15/43	297	244

Paramount Global,

4.75%, 5/15/25	199	194

4.20%, 5/19/32	1,000	795

5.85%, 9/1/43	197	153

5.25%, 4/1/44	30	21

Take-Two Interactive Software, Inc.,

4.95%, 3/28/28	400	387

Walt Disney (The) Co.,

3.70%, 3/23/27	297	283

6.40%, 12/15/35	31	32

4.13%, 12/1/41	105	84

2.75%, 9/1/49	1,196	707

3.60%, 1/13/51	804	558

Warnermedia Holdings, Inc.,

4.28%, 3/15/32	1,000	849

5.14%, 3/15/52	1,300	966

		6,890

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Finance Companies – 0.0%

Blackstone Private Credit Fund,

3.25%, 3/15/27	$300	$261

Food – 0.3%

Campbell Soup Co.,

3.13%, 4/24/50	350	213

Conagra Brands, Inc.,

1.38%, 11/1/27	85	71

7.00%, 10/1/28	200	210

4.85%, 11/1/28	100	95

5.30%, 11/1/38	500	440

General Mills, Inc.,

2.88%, 4/15/30	218	184

2.25%, 10/14/31	432	337

Hershey (The) Co.,

2.30%, 8/15/26	365	339

4.25%, 5/4/28	200	194

Hormel Foods Corp.,

1.70%, 6/3/28	500	427

Ingredion, Inc.,

3.20%, 10/1/26	250	234

J.M. Smucker (The) Co.,

3.50%, 3/15/25	500	484

4.38%, 3/15/45	250	191

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

3.63%, 1/15/32	1,000	796

Kellogg Co.,

5.25%, 3/1/33	500	478

Kraft Heinz Foods Co.,

3.88%, 5/15/27	400	377

4.88%, 10/1/49	1,000	835

McCormick & Co., Inc.,

4.95%, 4/15/33	500	465

Mondelez International, Inc.,

3.00%, 3/17/32	500	412

Tyson Foods, Inc.,

5.10%, 9/28/48	500	407

		7,189

Forestry, Paper & Wood Products – 0.0%

Georgia-Pacific LLC,

7.75%, 11/15/29	500	550

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Gas & Water Utilities – 0.1%

American Water Capital Corp.,

3.40%, 3/1/25	$35	$34

2.95%, 9/1/27	1,000	914

6.59%, 10/15/37	105	112

4.30%, 12/1/42	75	61

3.45%, 5/1/50	12	8

3.25%, 6/1/51	58	38

Atmos Energy Corp.,

4.15%, 1/15/43	250	200

4.13%, 10/15/44	75	59

CenterPoint Energy Resources Corp.,

5.85%, 1/15/41	50	48

NiSource, Inc.,

4.80%, 2/15/44	580	478

ONE Gas, Inc.,

4.25%, 9/1/32	150	135

Piedmont Natural Gas Co., Inc.,

5.05%, 5/15/52	200	165

Southern California Gas Co.,

3.75%, 9/15/42	250	179

4.30%, 1/15/49	125	94

Southern Co. Gas Capital Corp.,

5.88%, 3/15/41	300	281

Southwest Gas Corp.,

3.80%, 9/29/46	250	167

Washington Gas Light Co.,

3.65%, 9/15/49	100	67

		3,040

Health Care Facilities & Services – 0.9%

Advocate Health & Hospitals Corp.,

3.01%, 6/15/50	265	166

Aetna, Inc.,

6.63%, 6/15/36	40	41

6.75%, 12/15/37	150	155

4.50%, 5/15/42	100	79

3.88%, 8/15/47	143	100

AHS Hospital Corp.,

5.02%, 7/1/45	100	89

Ascension Health,

2.53%, 11/15/29	750	639

Cardinal Health, Inc.,

3.75%, 9/15/25	250	240

4.50%, 11/15/44	710	542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Health Care Facilities & Services – 0.9% continued

Cencora, Inc.,

3.25%, 3/1/25	$135	$130

4.25%, 3/1/45	60	46

4.30%, 12/15/47	100	77

Centene Corp.,

2.63%, 8/1/31	1,000	766

Cigna Group (The),

2.38%, 3/15/31	845	675

4.80%, 7/15/46	880	731

3.40%, 3/15/50	362	238

CommonSpirit Health,

3.82%, 10/1/49	1,000	704

CVS Health Corp.,

1.30%, 8/21/27	39	33

4.30%, 3/25/28	234	221

3.25%, 8/15/29	591	517

3.75%, 4/1/30	386	341

4.78%, 3/25/38	130	112

4.13%, 4/1/40	40	31

5.30%, 12/5/43	750	654

5.13%, 7/20/45	686	577

5.05%, 3/25/48	319	265

6.00%, 6/1/63	700	643

Dignity Health,

5.27%, 11/1/64	200	170

Elevance Health, Inc.,

2.38%, 1/15/25	492	470

3.65%, 12/1/27	563	522

4.10%, 3/1/28	245	231

6.38%, 6/15/37	500	505

4.63%, 5/15/42	525	440

3.60%, 3/15/51	300	206

HCA, Inc.,

4.50%, 2/15/27	1,426	1,361

5.63%, 9/1/28	236	230

2.38%, 7/15/31	368	282

5.50%, 6/1/33	1,000	946

5.50%, 6/15/47	330	282

5.25%, 6/15/49	170	140

Humana, Inc.,

3.13%, 8/15/29	85	74

5.50%, 3/15/53	300	273

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Health Care Facilities & Services – 0.9% continued

Kaiser Foundation Hospitals,

3.27%, 11/1/49	$500	$335

Laboratory Corp. of America Holdings,

4.70%, 2/1/45	300	244

Memorial Sloan-Kettering Cancer Center,

4.13%, 7/1/52	100	77

NYU Langone Hospitals,

4.37%, 7/1/47	500	407

Quest Diagnostics, Inc.,

3.45%, 6/1/26	56	53

4.20%, 6/30/29	59	55

Sutter Health,

4.09%, 8/15/48	500	375

UnitedHealth Group, Inc.,

3.75%, 7/15/25	188	183

3.45%, 1/15/27	300	284

3.70%, 5/15/27	55	52

3.88%, 12/15/28	218	205

4.00%, 5/15/29	600	561

2.00%, 5/15/30	216	175

2.30%, 5/15/31	200	162

5.80%, 3/15/36	250	253

6.63%, 11/15/37	640	695

6.88%, 2/15/38	170	190

4.38%, 3/15/42	219	183

4.75%, 7/15/45	281	244

5.05%, 4/15/53	750	671

3.13%, 5/15/60	1,000	606

		20,954

Home & Office Products – 0.1%

Leggett & Platt, Inc.,

3.50%, 11/15/27	818	745

Whirlpool Corp.,

3.70%, 5/1/25	250	242

4.50%, 6/1/46	60	46

		1,033

Home Construction – 0.0%

D.R. Horton, Inc.,

2.60%, 10/15/25	510	477

Fortune Brands Innovations, Inc.,

4.50%, 3/25/52	250	184

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Home Construction – 0.0% continued

NVR, Inc.,

3.00%, 5/15/30	$100	$83

Toll Brothers Finance Corp.,

3.80%, 11/1/29	150	131

		875

Household Products – 0.2%

Church & Dwight Co., Inc.,

3.95%, 8/1/47	100	75

Colgate-Palmolive Co.,

4.60%, 3/1/33	500	482

Estee Lauder (The) Cos., Inc.,

6.00%, 5/15/37	100	102

4.38%, 6/15/45	150	121

4.15%, 3/15/47	70	55

Haleon U.S. Capital LLC,

3.63%, 3/24/32	1,000	858

Kenvue, Inc.,

4.90%, 3/22/33 (6)	1,000	956

Kimberly-Clark Corp.,

6.63%, 8/1/37	350	384

3.20%, 7/30/46	125	84

Procter & Gamble (The) Co.,

3.00%, 3/25/30	794	705

1.20%, 10/29/30	706	546

		4,368

Industrial Support Services – 0.0%

WW Grainger, Inc.,

4.60%, 6/15/45	300	257

Institutional Financial Services – 1.1%

Bank of New York Mellon (The) Corp.,

1.60%, 4/24/25	285	267

3.25%, 5/16/27	500	462

(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (1)	1,000	932

(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (1)	500	451

CME Group, Inc.,

3.75%, 6/15/28	300	283

5.30%, 9/15/43	45	43

Goldman Sachs Group (The), Inc.,

3.75%, 5/22/25	1,956	1,885

(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (1)	245	227

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Institutional Financial Services – 1.1% continued

3.75%, 2/25/26	$1,362	$1,295

(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (1)	46	41

5.95%, 1/15/27	613	611

3.85%, 1/26/27	623	584

(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (1)	348	310

(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (1)	299	288

(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (1)	108	95

(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (1)	445	393

(Variable, U.S. SOFR + 1.11%), 2.64%, 2/24/28 (1)	1,013	903

(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (1)	579	534

(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (1)	70	64

(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (1)	2,000	1,499

6.25%, 2/1/41	192	194

(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (1)	1,108	751

(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (1)	400	276

4.80%, 7/8/44	350	291

Intercontinental Exchange, Inc.,

5.20%, 6/15/62	750	655

Invesco Finance PLC,

3.75%, 1/15/26	1,000	957

Jefferies Financial Group, Inc.,

2.63%, 10/15/31	400	304

Morgan Stanley,

4.00%, 7/23/25	1,925	1,861

(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (1)	89	84

3.88%, 1/27/26	164	157

(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	167	157

6.25%, 8/9/26	100	101

(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (1)	57	51

3.63%, 1/20/27	27	25

3.95%, 4/23/27	1,190	1,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Institutional Financial Services – 1.1% continued

(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (1)	$980	$872

(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (1)	164	145

(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (1)	590	526

3.59%, 7/22/28 (1)	760	693

(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (1)	36	27

(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (1)	66	49

(Variable, U.S. SOFR + 1.18%), 2.24%, 7/21/32 (1)	29	22

(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (1)	500	472

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (1)	1,000	935

(Variable, U.S. SOFR + 1.49%), 3.22%, 4/22/42 (1)	1,031	710

6.38%, 7/24/42	300	311

4.30%, 1/27/45	784	619

Nasdaq, Inc.,

5.95%, 8/15/53	500	467

State Street Corp.,

3.30%, 12/16/24	227	220

3.55%, 8/18/25	103	99

(Variable, U.S. SOFR + 0.94%), 2.35%, 11/1/25 (1)	65	62

(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (1)	500	456

(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (1)	400	372

		25,193

Insurance – 0.6%

Aflac, Inc.,

3.60%, 4/1/30	500	443

Allstate (The) Corp.,

4.50%, 6/15/43	45	36

4.20%, 12/15/46	300	222

(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (1)	225	210

American International Group, Inc.,

4.50%, 7/16/44	9	7

4.80%, 7/10/45	6	5

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Insurance – 0.6% continued

4.38%, 6/30/50	$500	$387

Aon Corp./Aon Global Holdings PLC,

3.90%, 2/28/52	500	357

Arch Capital Group Ltd.,

3.64%, 6/30/50	200	135

Arthur J Gallagher & Co.,

5.75%, 3/2/53	250	229

Assurant, Inc.,

4.90%, 3/27/28	215	205

Athene Holding Ltd.,

6.65%, 2/1/33	300	298

Berkshire Hathaway Finance Corp.,

1.45%, 10/15/30	522	407

2.88%, 3/15/32	178	149

4.40%, 5/15/42	100	87

4.30%, 5/15/43	440	373

Berkshire Hathaway, Inc.,

3.13%, 3/15/26	745	711

4.50%, 2/11/43	255	226

Brighthouse Financial, Inc.,

3.85%, 12/22/51	250	147

Brown & Brown, Inc.,

4.95%, 3/17/52	200	159

Chubb (The) Corp.,

6.00%, 5/11/37	50	51

6.50%, 5/15/38	85	90

Chubb INA Holdings, Inc.,

3.15%, 3/15/25	295	284

3.35%, 5/3/26	1,000	948

6.70%, 5/15/36	50	54

4.15%, 3/13/43	100	81

CNA Financial Corp.,

5.50%, 6/15/33	200	188

Corebridge Financial, Inc.,

4.40%, 4/5/52	300	219

Equitable Holdings, Inc.,

5.00%, 4/20/48	300	241

Everest Reinsurance Holdings, Inc.,

3.13%, 10/15/52	200	119

F&G Annuities & Life, Inc.,

7.40%, 1/13/28	100	100

Hanover Insurance Group (The), Inc.,

4.50%, 4/15/26	200	193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Insurance – 0.6% continued

Hartford Financial Services Group (The), Inc.,

5.95%, 10/15/36	$285	$280

Lincoln National Corp.,

3.63%, 12/12/26	148	137

3.80%, 3/1/28	117	106

6.30%, 10/9/37	100	96

Loews Corp.,

4.13%, 5/15/43	75	58

Markel Group, Inc.,

3.45%, 5/7/52	300	191

Marsh & McLennan Cos., Inc.,

3.50%, 3/10/25	385	373

3.75%, 3/14/26	75	72

2.25%, 11/15/30	255	204

5.88%, 8/1/33	100	101

5.45%, 3/15/53	200	187

MetLife, Inc.,

3.00%, 3/1/25	830	799

6.38%, 6/15/34	485	502

4.13%, 8/13/42	260	204

4.72%, 12/15/44	370	306

Principal Financial Group, Inc.,

4.63%, 9/15/42	40	32

Progressive (The) Corp.,

2.45%, 1/15/27	250	228

4.20%, 3/15/48	500	394

Prudential Financial, Inc.,

3.00%, 3/10/40	300	208

3.91%, 12/7/47	344	249

3.94%, 12/7/49	335	241

Reinsurance Group of America, Inc.,

6.00%, 9/15/33	200	193

Transatlantic Holdings, Inc.,

8.00%, 11/30/39	70	82

Travelers (The) Cos., Inc.,

6.25%, 6/15/37	375	394

4.00%, 5/30/47	315	243

Unum Group,

4.13%, 6/15/51	200	131

Willis North America, Inc.,

2.95%, 9/15/29	500	426

		13,798

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Internet Media & Services – 0.2%

Alphabet, Inc.,

2.05%, 8/15/50	$75	$41

2.25%, 8/15/60	600	320

Booking Holdings, Inc.,

4.63%, 4/13/30	200	190

Expedia Group, Inc.,

4.63%, 8/1/27	300	286

Meta Platforms, Inc.,

4.95%, 5/15/33	2,000	1,917

Netflix, Inc.,

6.38%, 5/15/29	1,000	1,033

		3,787

Leisure Facilities & Services – 0.1%

Hyatt Hotels Corp.,

5.75%, 1/30/27	300	298

Marriott International, Inc.,

3.13%, 6/15/26	130	121

2.85%, 4/15/31	500	403

McDonald’s Corp.,

4.80%, 8/14/28	700	685

3.63%, 5/1/43	209	154

4.88%, 12/9/45	200	173

4.45%, 3/1/47	350	285

4.45%, 9/1/48	112	92

4.20%, 4/1/50	288	224

Starbucks Corp.,

3.50%, 11/15/50	800	540

		2,975

Leisure Products – 0.0%

Brunswick Corp.,

5.10%, 4/1/52	200	137

Hasbro, Inc.,

3.90%, 11/19/29	110	97

6.35%, 3/15/40	250	242

		476

Machinery – 0.1%

Caterpillar Financial Services Corp.,

1.45%, 5/15/25	115	108

0.90%, 3/2/26	95	86

1.70%, 1/8/27	186	166

3.60%, 8/12/27	500	472

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Machinery – 0.1% continued

Caterpillar, Inc.,

3.80%, 8/15/42	$185	$148

4.30%, 5/15/44	235	199

3.25%, 9/19/49	220	154

Deere & Co.,

3.75%, 4/15/50	633	500

Eaton Corp.,

3.10%, 9/15/27	250	231

Flowserve Corp.,

2.80%, 1/15/32	100	77

John Deere Capital Corp.,

4.15%, 9/15/27	118	114

3.05%, 1/6/28	132	122

Regal Rexnord Corp.,

6.05%, 4/15/28 (6)	500	486

Stanley Black & Decker, Inc.,

2.75%, 11/15/50	300	162

		3,025

Medical Equipment & Devices – 0.4%

Abbott Laboratories,

2.95%, 3/15/25	1,000	966

4.75%, 11/30/36	353	335

6.15%, 11/30/37	202	216

4.75%, 4/15/43	100	91

Agilent Technologies, Inc.,

2.30%, 3/12/31	300	237

Baxter International, Inc.,

3.50%, 8/15/46	350	222

Becton Dickinson & Co.,

4.69%, 12/15/44	210	177

Boston Scientific Corp.,

7.38%, 1/15/40	540	593

DH Europe Finance II S.a.r.l.,

2.60%, 11/15/29	1,500	1,289

GE HealthCare Technologies, Inc.,

5.91%, 11/22/32	1,000	992

Medtronic, Inc.,

4.63%, 3/15/45	406	356

Revvity, Inc.,

2.25%, 9/15/31	300	228

Stryker Corp.,

3.50%, 3/15/26	1,000	953

3.65%, 3/7/28	152	142

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Medical Equipment & Devices – 0.4% continued

1.95%, 6/15/30	$98	$79

4.10%, 4/1/43	50	39

4.38%, 5/15/44	200	160

Thermo Fisher Scientific, Inc.,

1.75%, 10/15/28	38	32

2.80%, 10/15/41	500	337

Zimmer Biomet Holdings, Inc.,

2.60%, 11/24/31	400	315

		7,759

Metals & Mining – 0.0%

Freeport-McMoRan, Inc.,

4.63%, 8/1/30	500	450

Newmont Corp.,

5.88%, 4/1/35	100	99

4.88%, 3/15/42	150	128

		677

Oil & Gas Producers – 1.6%

Apache Corp.,

5.35%, 7/1/49	300	230

Boardwalk Pipelines L.P.,

4.45%, 7/15/27	1,150	1,083

BP Capital Markets America, Inc.,

3.80%, 9/21/25	460	446

3.12%, 5/4/26	397	375

3.02%, 1/16/27	712	661

3.54%, 4/6/27	300	283

4.23%, 11/6/28	428	407

3.63%, 4/6/30	142	128

2.72%, 1/12/32	110	89

3.38%, 2/8/61	800	500

Cheniere Corpus Christi Holdings LLC,

2.74%, 12/31/39	300	224

Cheniere Energy Partners L.P.,

5.95%, 6/30/33 (6)	500	482

Chevron Corp.,

3.33%, 11/17/25	140	135

2.95%, 5/16/26	1,465	1,385

Chevron U.S.A., Inc.,

1.02%, 8/12/27	31	27

ConocoPhillips Co.,

5.05%, 9/15/33	500	479

3.76%, 3/15/42	100	77

5.30%, 5/15/53	300	275

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Oil & Gas Producers – 1.6% continued

4.03%, 3/15/62	$405	$291

Coterra Energy, Inc.,

4.38%, 3/15/29	200	185

DCP Midstream Operating L.P.,

5.63%, 7/15/27	300	296

Devon Energy Corp.,

5.85%, 12/15/25	660	657

Diamondback Energy, Inc.,

6.25%, 3/15/53	300	286

Enbridge Energy Partners L.P.,

7.50%, 4/15/38	50	53

5.50%, 9/15/40	141	124

Energy Transfer L.P.,

5.95%, 12/1/25	175	174

3.90%, 7/15/26	98	93

4.40%, 3/15/27	90	85

4.20%, 4/15/27	560	528

5.50%, 6/1/27	266	262

4.95%, 6/15/28	27	26

5.25%, 4/15/29	212	203

4.15%, 9/15/29	183	166

7.50%, 7/1/38	310	325

4.95%, 1/15/43	691	536

5.15%, 2/1/43	309	246

5.30%, 4/1/44	15	12

5.35%, 5/15/45	80	66

Enterprise Products Operating LLC,

3.95%, 2/15/27	729	693

3.13%, 7/31/29	138	121

2.80%, 1/31/30	472	401

6.88%, 3/1/33	50	54

7.55%, 4/15/38	515	572

5.95%, 2/1/41	40	39

4.20%, 1/31/50	1,000	771

EOG Resources, Inc.,

3.15%, 4/1/25	145	140

Exxon Mobil Corp.,

2.44%, 8/16/29	580	502

3.48%, 3/19/30	125	113

2.61%, 10/15/30	1,010	853

3.00%, 8/16/39	200	146

4.33%, 3/19/50	500	410

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Oil & Gas Producers – 1.6% continued

Hess Corp.,

7.13%, 3/15/33	$690	$729

HF Sinclair Corp.,

4.50%, 10/1/30	250	220

Kinder Morgan Energy Partners L.P.,

7.30%, 8/15/33	175	184

6.55%, 9/15/40	205	196

7.50%, 11/15/40	305	320

6.38%, 3/1/41	35	33

5.63%, 9/1/41	310	268

5.40%, 9/1/44	250	211

Magellan Midstream Partners L.P.,

5.00%, 3/1/26	500	491

5.15%, 10/15/43	20	16

Marathon Oil Corp.,

6.80%, 3/15/32	175	178

Marathon Petroleum Corp.,

4.70%, 5/1/25	217	213

5.13%, 12/15/26	172	169

3.80%, 4/1/28	38	35

6.50%, 3/1/41	466	461

MPLX L.P.,

2.65%, 8/15/30	355	287

5.20%, 12/1/47	407	328

4.70%, 4/15/48	593	449

Occidental Petroleum Corp.,

6.13%, 1/1/31	1,500	1,478

ONEOK Partners L.P.,

4.90%, 3/15/25	40	39

6.65%, 10/1/36	80	79

ONEOK, Inc.,

4.55%, 7/15/28	23	22

4.35%, 3/15/29	12	11

6.05%, 9/1/33	500	491

7.15%, 1/15/51	500	505

Ovintiv, Inc.,

7.10%, 7/15/53	250	248

Phillips 66,

4.65%, 11/15/34	395	355

5.88%, 5/1/42	140	136

4.88%, 11/15/44	165	141

Phillips 66 Co.,

3.61%, 2/15/25	76	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Oil & Gas Producers – 1.6% continued

3.55%, 10/1/26	$470	$443

Pioneer Natural Resources Co.,

5.10%, 3/29/26	1,000	987

Plains All American Pipeline L.P./PAA Finance Corp.,

4.50%, 12/15/26	139	133

3.55%, 12/15/29	1,054	906

3.80%, 9/15/30	137	118

Sabine Pass Liquefaction LLC,

5.63%, 3/1/25	340	338

5.00%, 3/15/27	268	260

4.50%, 5/15/30	787	722

Spectra Energy Partners L.P.,

3.38%, 10/15/26	360	335

5.95%, 9/25/43	89	82

4.50%, 3/15/45	110	84

Targa Resources Corp.,

6.13%, 3/15/33	500	490

6.50%, 2/15/53	300	286

Tennessee Gas Pipeline Co. LLC,

7.00%, 3/15/27	408	421

7.00%, 10/15/28	545	565

7.63%, 4/1/37	5	5

Valero Energy Corp.,

7.50%, 4/15/32	765	833

Western Midstream Operating L.P.,

6.15%, 4/1/33	700	675

Williams (The) Cos., Inc.,

3.75%, 6/15/27	548	509

4.65%, 8/15/32	1,500	1,364

5.80%, 11/15/43	200	182

		34,820

Oil & Gas Services & Equipment – 0.1%

Baker Hughes Holdings LLC,

5.13%, 9/15/40	100	90

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,

4.08%, 12/15/47	110	82

Halliburton Co.,

3.80%, 11/15/25	49	48

4.85%, 11/15/35	275	247

7.45%, 9/15/39	160	177

4.75%, 8/1/43	15	12

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Oil & Gas Services & Equipment – 0.1% continued

NOV, Inc.,

3.60%, 12/1/29	$150	$132

Schlumberger Investment S.A.,

4.50%, 5/15/28	500	485

		1,273

Real Estate Investment Trusts – 0.7%

Alexandria Real Estate Equities, Inc.,

2.75%, 12/15/29	2,000	1,667

American Homes 4 Rent L.P.,

4.30%, 4/15/52	200	145

American Tower Corp.,

3.38%, 10/15/26	26	24

3.13%, 1/15/27	128	117

3.60%, 1/15/28	79	72

1.50%, 1/31/28	39	32

3.95%, 3/15/29	134	121

3.80%, 8/15/29	1,519	1,351

AvalonBay Communities, Inc.,

3.90%, 10/15/46	500	352

Boston Properties L.P.,

2.75%, 10/1/26	30	27

4.50%, 12/1/28	312	283

2.90%, 3/15/30	126	100

Brixmor Operating Partnership L.P.,

2.50%, 8/16/31	300	227

Corporate Office Properties L.P.,

2.90%, 12/1/33	200	140

Crown Castle, Inc.,

3.30%, 7/1/30	1,000	844

5.20%, 2/15/49	500	418

CubeSmart L.P.,

3.13%, 9/1/26	250	230

Digital Realty Trust L.P.,

3.60%, 7/1/29	500	442

EPR Properties,

3.60%, 11/15/31	250	185

Equinix, Inc.,

2.15%, 7/15/30	1,000	785

ERP Operating L.P.,

3.50%, 3/1/28	1,000	919

4.50%, 6/1/45	55	42

Essex Portfolio L.P.,

4.00%, 3/1/29	146	133

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Real Estate Investment Trusts – 0.7% continued

3.00%, 1/15/30	$154	$128

Federal Realty OP L.P.,

5.38%, 5/1/28	250	243

GLP Capital L.P./GLP Financing II, Inc.,

3.25%, 1/15/32	300	233

Healthpeak OP LLC,

3.40%, 2/1/25	13	13

3.25%, 7/15/26	353	332

3.50%, 7/15/29	277	244

Host Hotels & Resorts L.P.,

4.00%, 6/15/25	97	93

3.50%, 9/15/30	118	98

Kilroy Realty L.P.,

4.38%, 10/1/25	88	84

4.75%, 12/15/28	112	102

Kimco Realty OP LLC,

4.25%, 4/1/45	559	404

Mid-America Apartments L.P.,

2.88%, 9/15/51	200	115

NNN REIT, Inc.,

3.10%, 4/15/50	500	286

Omega Healthcare Investors, Inc.,

3.25%, 4/15/33	300	220

Prologis L.P.,

1.75%, 7/1/30	200	155

4.75%, 6/15/33	300	276

5.25%, 6/15/53	300	270

Public Storage Operating Co.,

2.25%, 11/9/31	200	156

Realty Income Corp.,

3.00%, 1/15/27	56	51

3.40%, 1/15/28	61	56

3.10%, 12/15/29	123	107

4.90%, 7/15/33	300	274

Regency Centers L.P.,

3.70%, 6/15/30	400	348

Rexford Industrial Realty L.P.,

5.00%, 6/15/28	200	191

Simon Property Group L.P.,

3.30%, 1/15/26	106	101

2.45%, 9/13/29	1,001	832

2.20%, 2/1/31	183	141

6.75%, 2/1/40	242	246

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Real Estate Investment Trusts – 0.7% continued

4.25%, 10/1/44	$148	$109

STORE Capital Corp.,

2.70%, 12/1/31	200	136

UDR, Inc.,

2.10%, 6/15/33	300	212

Ventas Realty L.P.,

3.50%, 2/1/25	150	144

5.70%, 9/30/43	100	86

VICI Properties L.P.,

5.63%, 5/15/52	200	166

Welltower OP LLC,

2.05%, 1/15/29	442	365

4.13%, 3/15/29	260	237

3.10%, 1/15/30	218	185

Weyerhaeuser Co.,

4.00%, 3/9/52	200	145

		16,240

Real Estate Services – 0.0%

CBRE Services, Inc.,

5.95%, 8/15/34	300	283

Retail - Consumer Staples – 0.3%

Costco Wholesale Corp.,

1.75%, 4/20/32	500	383

Dollar General Corp.,

5.50%, 11/1/52	200	167

Dollar Tree, Inc.,

2.65%, 12/1/31	200	155

Kroger (The) Co.,

2.65%, 10/15/26	135	124

6.90%, 4/15/38	100	105

5.40%, 7/15/40	400	355

4.65%, 1/15/48	300	240

Target Corp.,

2.25%, 4/15/25	1,000	953

4.80%, 1/15/53	700	599

Walgreens Boots Alliance, Inc.,

3.45%, 6/1/26	68	63

3.20%, 4/15/30	564	459

Walmart, Inc.,

3.70%, 6/26/28	251	238

1.80%, 9/22/31	2,000	1,574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Retail - Consumer Staples – 0.3% continued

4.50%, 9/9/52	$300	$258

4.50%, 4/15/53	300	258

		5,931

Retail - Discretionary – 0.3%

AutoNation, Inc.,

3.85%, 3/1/32	300	244

AutoZone, Inc.,

5.05%, 7/15/26	500	493

3.75%, 4/18/29	121	109

4.00%, 4/15/30	129	116

Dick’s Sporting Goods, Inc.,

4.10%, 1/15/52	200	122

Home Depot (The), Inc.,

2.70%, 4/15/30	66	56

1.88%, 9/15/31	71	55

3.30%, 4/15/40	400	298

5.40%, 9/15/40	680	651

5.95%, 4/1/41	405	414

3.13%, 12/15/49	512	334

3.63%, 4/15/52	643	460

Lowe’s Cos., Inc.,

4.80%, 4/1/26	1,000	981

3.35%, 4/1/27	115	107

3.65%, 4/5/29	76	69

3.75%, 4/1/32	1,000	866

2.80%, 9/15/41	200	129

4.05%, 5/3/47	94	69

3.00%, 10/15/50	906	535

5.85%, 4/1/63	200	184

O’Reilly Automotive, Inc.,

3.90%, 6/1/29	500	460

Ross Stores, Inc.,

1.88%, 4/15/31	200	153

TJX (The) Cos., Inc.,

2.25%, 9/15/26	31	29

1.15%, 5/15/28	74	62

		6,996

Semiconductors – 0.5%

Advanced Micro Devices, Inc.,

4.39%, 6/1/52	150	122

Analog Devices, Inc.,

2.80%, 10/1/41	300	200

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Semiconductors – 0.5% continued

Applied Materials, Inc.,

3.90%, 10/1/25	$500	$486

1.75%, 6/1/30	500	400

5.85%, 6/15/41	100	101

Broadcom Corp./Broadcom Cayman Finance Ltd.,

3.88%, 1/15/27	1,203	1,130

Broadcom, Inc.,

2.45%, 2/15/31 (6)	1,024	800

4.15%, 4/15/32 (6)	1,500	1,302

4.93%, 5/15/37	400	345

Intel Corp.,

3.70%, 7/29/25	98	95

1.60%, 8/12/28	200	169

2.00%, 8/12/31	50	39

4.80%, 10/1/41	80	69

3.73%, 12/8/47	741	528

3.25%, 11/15/49	438	279

4.75%, 3/25/50	399	330

5.70%, 2/10/53	500	469

3.10%, 2/15/60	356	205

3.20%, 8/12/61	119	69

KLA Corp.,

4.65%, 11/1/24	87	86

5.25%, 7/15/62	350	315

Lam Research Corp.,

1.90%, 6/15/30	700	562

Micron Technology, Inc.,

5.38%, 4/15/28	1,000	965

NVIDIA Corp.,

3.50%, 4/1/50	600	437

QUALCOMM, Inc.,

3.25%, 5/20/27	539	503

4.80%, 5/20/45	795	704

Texas Instruments, Inc.,

2.25%, 9/4/29	500	426

4.90%, 3/14/33	1,000	967

		12,103

Software – 0.5%

Adobe, Inc.,

1.90%, 2/1/25	96	92

2.15%, 2/1/27	419	381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Software – 0.5% continued

Autodesk, Inc.,

3.50%, 6/15/27	$135	$126

Concentrix Corp.,

6.85%, 8/2/33	300	277

Microsoft Corp.,

2.70%, 2/12/25	22	21

2.53%, 6/1/50	150	91

2.92%, 3/17/52	674	442

2.68%, 6/1/60	723	424

3.04%, 3/17/62	1,178	746

Oracle Corp.,

2.50%, 4/1/25	130	124

2.95%, 5/15/25	135	129

2.65%, 7/15/26	1,941	1,790

2.80%, 4/1/27	7	6

3.25%, 11/15/27	336	306

2.30%, 3/25/28	1,124	974

2.88%, 3/25/31	509	416

3.90%, 5/15/35	336	275

3.80%, 11/15/37	5	4

5.38%, 7/15/40	590	523

3.60%, 4/1/50	1,000	647

5.55%, 2/6/53	500	438

4.38%, 5/15/55	25	18

3.85%, 4/1/60	1,000	636

Roper Technologies, Inc.,

1.00%, 9/15/25	1,400	1,279

Salesforce, Inc.,

1.50%, 7/15/28	1,300	1,106

VMware, Inc.,

2.20%, 8/15/31	500	377

Workday, Inc.,

3.80%, 4/1/32	300	257

		11,905

Specialty Finance – 0.5%

Air Lease Corp.,

2.88%, 1/15/26	101	94

1.88%, 8/15/26	78	69

3.63%, 12/1/27	163	147

2.10%, 9/1/28	131	109

4.63%, 10/1/28	651	603

3.25%, 10/1/29	500	425

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Specialty Finance – 0.5% continued

Ally Financial, Inc.,

5.80%, 5/1/25	$2,000	$1,965

American Express Co.,

3.00%, 10/30/24	220	213

3.63%, 12/5/24	1,125	1,095

3.13%, 5/20/26	656	618

1.65%, 11/4/26	84	74

5.85%, 11/5/27	500	504

4.05%, 5/3/29	72	67

(Variable, U.S. SOFR + 1.28%), 5.28%, 7/27/29 (1)	400	390

Capital One Financial Corp.,

3.30%, 10/30/24	777	752

3.75%, 7/28/26	150	139

3.75%, 3/9/27	250	229

3.65%, 5/11/27	144	132

(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (1)	355	309

(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (1)	700	666

(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (1)	500	489

Discover Financial Services,

3.95%, 11/6/24	500	486

Fidelity National Financial, Inc.,

3.20%, 9/17/51	200	110

GATX Corp.,

3.50%, 3/15/28	500	449

5.20%, 3/15/44	35	29

Synchrony Financial,

3.95%, 12/1/27	681	599

2.88%, 10/28/31	231	164

		10,926

Steel – 0.0%

Nucor Corp.,

2.98%, 12/15/55	475	270

Steel Dynamics, Inc.,

3.45%, 4/15/30	500	434

		704

Technology Hardware – 0.6%

Apple, Inc.,

2.75%, 1/13/25	828	800

2.50%, 2/9/25	55	53

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Technology Hardware – 0.6% continued

1.13%, 5/11/25	$107	$100

2.45%, 8/4/26	225	209

2.05%, 9/11/26	308	283

3.35%, 2/9/27	645	610

3.20%, 5/11/27	201	189

2.90%, 9/12/27	993	917

1.20%, 2/8/28	888	758

3.25%, 8/8/29	37	34

2.20%, 9/11/29	188	161

1.65%, 5/11/30	1,038	842

1.25%, 8/20/30	632	495

1.70%, 8/5/31	38	30

3.35%, 8/8/32	1,000	882

2.38%, 2/8/41	15	10

3.85%, 5/4/43	305	247

3.45%, 2/9/45	25	19

4.38%, 5/13/45	160	138

4.65%, 2/23/46	206	184

3.85%, 8/4/46	20	16

4.25%, 2/9/47	11	9

3.75%, 9/12/47	8	6

3.75%, 11/13/47	25	19

2.95%, 9/11/49	700	462

2.65%, 5/11/50	200	122

4.85%, 5/10/53	600	550

Arrow Electronics, Inc.,

3.88%, 1/12/28	250	228

Cisco Systems, Inc.,

5.90%, 2/15/39	400	412

5.50%, 1/15/40	90	89

Corning, Inc.,

5.35%, 11/15/48	500	443

Dell International LLC/EMC Corp.,

6.02%, 6/15/26	348	349

4.90%, 10/1/26	364	355

5.75%, 2/1/33	121	118

8.35%, 7/15/46	223	261

Dell, Inc.,

7.10%, 4/15/28	1,000	1,059

Flex Ltd.,

6.00%, 1/15/28	300	298

Hewlett Packard Enterprise Co.,

1.75%, 4/1/26	160	145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Technology Hardware – 0.6% continued

6.35%, 10/15/45	$200	$195

HP, Inc.,

6.00%, 9/15/41	275	259

Jabil, Inc.,

3.00%, 1/15/31	300	243

Juniper Networks, Inc.,

5.95%, 3/15/41	100	90

Motorola Solutions, Inc.,

5.60%, 6/1/32	400	383

Western Digital Corp.,

3.10%, 2/1/32	250	184

		13,256

Technology Services – 0.5%

Equifax, Inc.,

2.35%, 9/15/31	680	517

Fidelity National Information Services, Inc.,

4.70%, 7/15/27	1,000	969

Fiserv, Inc.,

3.85%, 6/1/25	45	44

3.50%, 7/1/29	1,165	1,039

Global Payments, Inc.,

4.95%, 8/15/27	1,000	961

International Business Machines Corp.,

7.00%, 10/30/25	197	203

3.45%, 2/19/26	195	186

1.70%, 5/15/27	401	351

6.50%, 1/15/28	226	236

3.50%, 5/15/29	470	425

1.95%, 5/15/30	797	640

4.00%, 6/20/42	320	249

4.25%, 5/15/49	500	386

Leidos, Inc.,

5.75%, 3/15/33	300	288

Mastercard, Inc.,

3.35%, 3/26/30	600	537

3.80%, 11/21/46	500	386

Moody’s Corp.,

4.25%, 8/8/32	500	454

PayPal Holdings, Inc.,

2.85%, 10/1/29	1,000	867

S&P Global, Inc.,

2.45%, 3/1/27	300	273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Technology Services – 0.5% continued

2.90%, 3/1/32	$700	$576

Verisk Analytics, Inc.,

5.75%, 4/1/33	300	298

Visa, Inc.,

3.15%, 12/14/25	1,250	1,193

4.15%, 12/14/35	100	90

3.65%, 9/15/47	125	95

2.00%, 8/15/50	500	273

		11,536

Telecommunications – 0.7%

AT&T, Inc.,

1.65%, 2/1/28	331	279

2.75%, 6/1/31	359	287

2.25%, 2/1/32	587	442

4.50%, 5/15/35	859	733

4.35%, 6/15/45	52	39

4.75%, 5/15/46	68	54

4.50%, 3/9/48	574	434

3.65%, 6/1/51	691	446

3.30%, 2/1/52	2,750	1,692

3.80%, 12/1/57	200	127

3.65%, 9/15/59	500	304

3.85%, 6/1/60	148	94

Sprint LLC,

7.63%, 3/1/26	1,000	1,028

T-Mobile U.S.A., Inc.,

4.75%, 2/1/28	1,066	1,022

3.88%, 4/15/30	1,258	1,114

4.50%, 4/15/50	2,000	1,534

Verizon Communications, Inc.,

2.63%, 8/15/26	66	61

3.00%, 3/22/27	210	193

4.33%, 9/21/28	1,187	1,115

4.02%, 12/3/29	909	824

3.15%, 3/22/30	1,352	1,154

1.68%, 10/30/30	818	622

1.75%, 1/20/31	227	171

2.36%, 3/15/32	395	301

3.55%, 3/22/51	1,000	658

2.99%, 10/30/56	700	389

3.70%, 3/22/61	1,000	636

		15,753

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Tobacco & Cannabis – 0.1%

Altria Group, Inc.,

3.40%, 5/6/30	$304	$260

2.45%, 2/4/32	441	333

4.25%, 8/9/42	295	214

4.50%, 5/2/43	410	305

5.95%, 2/14/49	517	464

3.70%, 2/4/51	85	53

Philip Morris International, Inc.,

3.38%, 8/11/25	69	66

1.75%, 11/1/30	181	138

3.88%, 8/21/42	314	232

4.13%, 3/4/43	591	445

4.88%, 11/15/43	100	83

		2,593

Transportation & Logistics – 0.4%

American Airlines Pass Through Trust, Series 2021-1, Class A,

2.88%, 7/11/34	473	390

Burlington Northern Santa Fe LLC,

3.65%, 9/1/25	200	194

3.25%, 6/15/27	325	305

6.20%, 8/15/36	455	478

5.15%, 9/1/43	280	256

4.45%, 1/15/53	200	166

5.20%, 4/15/54	400	366

CSX Corp.,

3.35%, 11/1/25	25	24

2.60%, 11/1/26	25	23

6.00%, 10/1/36	100	101

6.15%, 5/1/37	190	195

6.22%, 4/30/40	365	374

5.50%, 4/15/41	50	47

3.35%, 9/15/49	500	333

FedEx Corp.,

3.40%, 2/15/28	276	254

3.10%, 8/5/29	180	158

4.25%, 5/15/30	95	88

2.40%, 5/15/31	229	184

3.90%, 2/1/35	100	83

4.10%, 4/15/43	50	38

4.10%, 2/1/45	550	412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Transportation & Logistics – 0.4% continued

JetBlue Pass Through Trust, Series 2020-1, Class A,

4.00%, 11/15/32	$167	$150

Norfolk Southern Corp.,

3.80%, 8/1/28	100	93

3.95%, 10/1/42	20	15

4.45%, 6/15/45	275	220

3.94%, 11/1/47	524	390

3.16%, 5/15/55	137	84

Ryder System, Inc.,

3.35%, 9/1/25	500	477

Southwest Airlines Co.,

5.13%, 6/15/27	400	390

Union Pacific Corp.,

3.25%, 8/15/25	15	14

3.00%, 4/15/27	15	14

2.40%, 2/5/30	300	251

3.25%, 2/5/50	1,500	1,010

5.15%, 1/20/63	500	442

United Airlines Pass Through Trust, Series 2019-1, Class AA,

4.15%, 8/25/31	1,091	988

United Parcel Service, Inc.,

5.20%, 4/1/40	30	29

3.63%, 10/1/42	105	80

3.75%, 11/15/47	180	137

4.25%, 3/15/49	73	59

3.40%, 9/1/49	290	207

5.30%, 4/1/50	377	359

		9,878

Transportation Equipment – 0.1%

Cummins, Inc.,

1.50%, 9/1/30	500	391

4.88%, 10/1/43	90	79

PACCAR Financial Corp.,

4.45%, 3/30/26	300	295

Westinghouse Air Brake Technologies Corp.,

4.70%, 9/15/28	250	235

		1,000

Wholesale - Consumer Staples – 0.1%

Archer-Daniels-Midland Co.,

2.50%, 8/11/26	305	284

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.7% continued

Wholesale - Consumer Staples – 0.1% continued

3.75%, 9/15/47	$295	$217

Bunge Ltd. Finance Corp.,

3.25%, 8/15/26	615	575

Sysco Corp.,

3.30%, 7/15/26	597	560

3.25%, 7/15/27	523	481

5.38%, 9/21/35	250	237

4.45%, 3/15/48	300	233

		2,587

Wholesale - Discretionary – 0.0%

LKQ Corp.,

5.75%, 6/15/28(6)	200	195

Total Corporate Bonds

(Cost $529,901)		461,653

FOREIGN ISSUER BONDS – 6.8%

Asset Management – 0.1%

Brookfield Finance, Inc.,

4.35%, 4/15/30	1,000	904

UBS Group A.G.,

4.55%, 4/17/26	1,413	1,357

		2,261

Automotive – 0.1%

Honda Motor Co. Ltd.,

2.53%, 3/10/27	1,000	909

Magna International, Inc.,

5.50%, 3/21/33	200	196

Mercedes-Benz Finance North America LLC,

8.50%, 1/18/31	175	207

		1,312

Banking – 1.9%

Australia & New Zealand Banking Group Ltd.,

5.09%, 12/8/25	300	297

Banco Bilbao Vizcaya Argentaria S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (1)	400	396

Banco Santander S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (1)	200	185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Banking – 1.9% continued

3.31%, 6/27/29	$1,400	$1,215

Bank of Montreal,

2.65%, 3/8/27	1,000	900

Bank of Nova Scotia (The),

4.75%, 2/2/26	1,000	976

2.70%, 8/3/26	1,000	921

Barclays PLC,

(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (1)	155	146

5.20%, 5/12/26	345	332

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (1)	528	465

4.34%, 1/10/28	161	149

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (1)	500	513

(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (1)	1,000	947

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (1)	586	374

5.25%, 8/17/45	144	121

BNP Paribas S.A.,

4.25%, 10/15/24	200	196

BPCE S.A.,

3.38%, 12/2/26	250	231

Canadian Imperial Bank of Commerce,

3.45%, 4/7/27	500	462

Commonwealth Bank of Australia,

5.32%, 3/13/26	300	299

Cooperatieve Rabobank U.A.,

3.38%, 5/21/25	500	482

5.75%, 12/1/43	250	230

Credit Suisse A.G.,

1.25%, 8/7/26	366	320

7.50%, 2/15/28	500	523

Deutsche Bank A.G.,

(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (1)	2,000	1,932

(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (1)	500	452

HSBC Holdings PLC,

(Variable, CME Term SOFR 3M + 1.40%), 2.63%, 11/7/25 (1)	637	610

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Banking – 1.9% continued

4.30%, 3/8/26	$306	$293

(Variable, U.S. SOFR + 1.43%), 3.00%, 3/10/26 (1)	54	52

(Variable, CME Term SOFR 3M + 1.61%), 4.29%, 9/12/26 (1)	909	873

(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (1)	874	771

(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (1)	200	185

(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (1)	446	378

(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (1)	1,700	1,683

(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (1)	150	124

(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (1)	1,300	999

(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (1)	1,000	921

6.80%, 6/1/38	150	145

5.25%, 3/14/44	200	167

ING Groep N.V.,

(Variable, U.S. SOFR + 1.64%), 3.87%, 3/28/26 (1)	1,000	965

Lloyds Banking Group PLC,

4.58%, 12/10/25	2,095	2,003

4.34%, 1/9/48	500	343

Mitsubishi UFJ Financial Group, Inc.,

2.19%, 2/25/25	1,566	1,485

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (1)	934	827

3.29%, 7/25/27	678	622

3.96%, 3/2/28	72	68

3.74%, 3/7/29	1,500	1,364

Mizuho Financial Group, Inc.,

(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (1)	1,000 798

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (1)	500 481

National Australia Bank Ltd.,

3.38%, 1/14/26	1,000	955

National Bank of Canada,

5.25%, 1/17/25	250	248

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Banking – 1.9% continued

NatWest Group PLC,

(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (1)	$1,000	$935

Royal Bank of Canada,

4.65%, 1/27/26	600	584

3.88%, 5/4/32	1,000	872

Santander UK Group Holdings PLC,

(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (1)	1,000	991

Sumitomo Mitsui Banking Corp.,

3.65%, 7/23/25	500	480

Sumitomo Mitsui Financial Group, Inc.,

3.54%, 1/17/28	1,250	1,137

2.13%, 7/8/30	1,000	783

5.78%, 7/13/33	800	782

Toronto-Dominion Bank (The),

1.95%, 1/12/27	2,052	1,828

4.46%, 6/8/32	400	359

Westpac Banking Corp.,

2.85%, 5/13/26	692	649

2.70%, 8/19/26	1,000	927

3.35%, 3/8/27	500	467

5.46%, 11/18/27	500	500

1.95%, 11/20/28	308	261

		41,979

Beverages – 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,

4.90%, 2/1/46	1,980	1,726

Anheuser-Busch InBev Worldwide, Inc.,

4.75%, 1/23/29	643	624

3.50%, 6/1/30	2,357	2,097

8.00%, 11/15/39	310	369

4.95%, 1/15/42	190	173

4.60%, 6/1/60	100	82

Diageo Capital PLC,

3.88%, 4/29/43	175	135

		5,206

Biotechnology & Pharmaceuticals – 0.2%

Astrazeneca Finance LLC,

1.20%, 5/28/26	38	34

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Biotechnology & Pharmaceuticals – 0.2% continued

AstraZeneca PLC,

3.13%, 6/12/27	$31	$29

1.38%, 8/6/30	1,031	800

6.45%, 9/15/37	450	486

4.00%, 9/18/42	250	203

GlaxoSmithKline Capital, Inc.,

3.88%, 5/15/28	300	284

5.38%, 4/15/34	150	152

6.38%, 5/15/38	274	297

Novartis Capital Corp.,

1.75%, 2/14/25	51	49

2.00%, 2/14/27	70	63

3.10%, 5/17/27	121	113

2.20%, 8/14/30	1,024	849

3.70%, 9/21/42	36	28

4.40%, 5/6/44	214	185

Takeda Pharmaceutical Co. Ltd.,

3.18%, 7/9/50	204	129

		3,701

Cable & Satellite – 0.0%

Grupo Televisa S.A.B.,

6.63%, 1/15/40	570	554

Chemicals – 0.0%

Nutrien Ltd.,

4.00%, 12/15/26	180	171

4.13%, 3/15/35	23	19

5.88%, 12/1/36	27	26

5.63%, 12/1/40	250	225

		441

E-Commerce Discretionary – 0.0%

Alibaba Group Holding Ltd.,

3.40%, 12/6/27	161	148

2.13%, 2/9/31	174	136

4.40%, 12/6/57	600	414

JD.com, Inc.,

3.38%, 1/14/30	300	258

		956

Electric Utilities – 0.0%

Emera U.S. Finance L.P.,

2.64%, 6/15/31	300	232

Enel Americas S.A.,

4.00%, 10/25/26	200	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Electric Utilities – 0.0% continued

National Grid PLC,

5.60%, 6/12/28	$150	$148

		566

Forestry, Paper & Wood Products – 0.0%

Suzano Austria GmbH,

3.13%, 1/15/32	400	307

Governmental Banks – 0.5%

Export Development Canada,

3.88%, 2/14/28	500	482

Export-Import Bank of Korea,

2.63%, 5/26/26	1,000	928

2.50%, 6/29/41	500	331

Japan Bank for International Cooperation,

2.75%, 11/16/27	1,373	1,255

4.63%, 7/19/28	200	196

3.50%, 10/31/28	301	280

1.88%, 4/15/31	1,076	858

Korea Development Bank (The),

4.38%, 2/15/33	800	737

Kreditanstalt fuer Wiederaufbau,

0.38%, 7/18/25	1,500	1,377

2.88%, 4/3/28	1,215	1,122

0.00%, 4/18/36 (7)	500	271

Landwirtschaftliche Rentenbank,

2.00%, 1/13/25	1,000	956

2.38%, 6/10/25	1,000	952

3.88%, 6/14/28	500	482

Oesterreichische Kontrollbank A.G.,

4.25%, 3/1/28	500	489

Svensk Exportkredit AB,

4.00%, 7/15/25	1,000	977

		11,693

Household Products – 0.1%

Unilever Capital Corp.,

2.00%, 7/28/26	674	618

2.90%, 5/5/27	326	300

5.90%, 11/15/32	125	130

		1,048

Institutional Financial Services – 0.1%

Nomura Holdings, Inc.,

5.39%, 7/6/27	1,200	1,164

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Insurance – 0.0%

Fairfax Financial Holdings Ltd.,

3.38%, 3/3/31	$250	$203

Manulife Financial Corp.,

3.70%, 3/16/32	300	263

RenaissanceRe Holdings Ltd.,

5.75%, 6/5/33	200	188

XL Group Ltd.,

5.25%, 12/15/43	250	223

		877

Internet Media & Services – 0.0%

Baidu, Inc.,

2.38%, 8/23/31	300	231

Weibo Corp.,

3.38%, 7/8/30	200	156

		387

Leisure Facilities & Services – 0.0%

Sands China Ltd.,

2.55%, 3/8/27	700	607

Medical Equipment & Devices – 0.0%

Koninklijke Philips N.V.,

6.88%, 3/11/38	225	235

5.00%, 3/15/42	100	84

		319

Metals & Mining – 0.1%

Barrick North America Finance LLC,

5.70%, 5/30/41	300	287

BHP Billiton Finance U.S.A. Ltd.,

4.13%, 2/24/42	310	253

5.50%, 9/8/53	300	287

Rio Tinto Alcan, Inc.,

6.13%, 12/15/33	100	102

5.75%, 6/1/35	100	97

Rio Tinto Finance U.S.A. PLC,

4.75%, 3/22/42	150	132

4.13%, 8/21/42	300	242

Southern Copper Corp.,

3.88%, 4/23/25	100	96

7.50%, 7/27/35	300	330

6.75%, 4/16/40	90	94

Teck Resources Ltd.,

3.90%, 7/15/30	500	435

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Metals & Mining – 0.1% continued

Vale Overseas Ltd.,

6.13%, 6/12/33	$600	$580

		2,935

Oil & Gas Producers – 0.4%

BP Capital Markets PLC,

3.28%, 9/19/27	138	128

Canadian Natural Resources Ltd.,

3.85%, 6/1/27	1,195	1,114

7.20%, 1/15/32	15	16

6.45%, 6/30/33	135	135

6.75%, 2/1/39	200	198

Cenovus Energy, Inc.,

3.75%, 2/15/52	300	199

Enbridge, Inc.,

3.40%, 8/1/51	500	312

Equinor ASA,

3.25%, 11/10/24	25	24

1.75%, 1/22/26	48	44

3.00%, 4/6/27	52	48

2.38%, 5/22/30	870	731

4.25%, 11/23/41	350	291

Shell International Finance B.V.,

2.88%, 5/10/26	33	31

2.50%, 9/12/26	1,131	1,048

3.88%, 11/13/28	9	9

2.38%, 11/7/29	287	244

4.13%, 5/11/35	100	88

3.63%, 8/21/42	430	328

4.55%, 8/12/43	60	51

4.38%, 5/11/45	390	320

3.75%, 9/12/46	230	170

3.13%, 11/7/49	290	188

Suncor Energy, Inc.,

7.15%, 2/1/32	200	210

5.95%, 12/1/34	50	48

6.80%, 5/15/38	130	132

TotalEnergies Capital International S.A.,

2.83%, 1/10/30	1,500	1,301

TransCanada PipeLines Ltd.,

4.75%, 5/15/38	100	83

6.10%, 6/1/40	375	362

4.88%, 5/15/48	500	403

		8,256

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Regional – 0.1%

Province of British Columbia Canada,

7.25%, 9/1/36	$175	$210

Province of Ontario Canada,

2.50%, 4/27/26	260	244

1.13%, 10/7/30	426	329

2.13%, 1/21/32	60	48

Province of Quebec Canada,

2.88%, 10/16/24	250	243

7.50%, 9/15/29	375	424

		1,498

Retail - Consumer Staples – 0.0%

Koninklijke Ahold Delhaize N.V.,

5.70%, 10/1/40	116	108

Semiconductors – 0.1%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,

3.40%, 5/1/30	1,500	1,283

TSMC Arizona Corp.,

3.13%, 10/25/41	500	361

		1,644

Sovereign Agencies – 0.0%

Japan International Cooperation Agency,

4.00%, 5/23/28	400	382

Sovereign Government – 0.9%

Canada Government International Bond,

0.75%, 5/19/26	2,000	1,795

Chile Government International Bond,

3.13%, 1/21/26	500	475

2.75%, 1/31/27	1,000	918

3.50%, 1/25/50	210	140

3.10%, 1/22/61	500	286

Indonesia Government International Bond,

3.50%, 1/11/28	500	463

5.35%, 2/11/49	1,000	914

Israel Government International Bond,

4.50%, 1/30/43	200	168

3.88%, 7/3/50	600	436

Korea International Bond,

2.75%, 1/19/27	200	186

3.50%, 9/20/28	500	467

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Sovereign Government – 0.9% continued

Mexico Government International Bond,

5.40%, 2/9/28	$1,000	$984

3.25%, 4/16/30	742	631

4.88%, 5/19/33	258	231

3.50%, 2/12/34 (8)	—	—

4.75%, 3/8/44	1,000	766

5.55%, 1/21/45	500	430

4.60%, 1/23/46	500	368

4.35%, 1/15/47	500	353

4.40%, 2/12/52	700	484

Panama Government International Bond,

3.75%, 3/16/25	300	290

3.88%, 3/17/28	565	519

3.16%, 1/23/30	33	28

2.25%, 9/29/32	102	74

4.50%, 5/15/47	250	175

4.50%, 4/1/56	1,000	657

Peruvian Government International Bond,

6.55%, 3/14/37	500	516

3.30%, 3/11/41	500	345

5.63%, 11/18/50	600	554

Philippine Government International Bond,

10.63%, 3/16/25	500	535

5.50%, 3/30/26	200	200

7.75%, 1/14/31	500	564

6.38%, 10/23/34	500	526

5.00%, 1/13/37	500	463

3.70%, 2/2/42	500	372

Republic of Italy Government International Bond,

2.88%, 10/17/29	2,000	1,711

5.38%, 6/15/33	175	166

Uruguay Government International Bond,

7.63%, 3/21/36	250	286

4.13%, 11/20/45	400	326

5.10%, 6/18/50	750	663

		19,465

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Specialty Finance – 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

3.50%, 1/15/25	$83	$80

6.50%, 7/15/25	183	183

3.88%, 1/23/28	123	112

5.75%, 6/6/28	300	293

3.30%, 1/30/32	1,000	795

ORIX Corp.,

5.00%, 9/13/27	300	293

		1,756

Steel – 0.0%

ArcelorMittal S.A.,

6.80%, 11/29/32	500	497

Supranationals – 1.4%

African Development Bank,

4.38%, 3/14/28	1,000	983

Asian Development Bank,

2.50%, 11/2/27	500	459

4.50%, 8/25/28	700	692

1.88%, 1/24/30	500	421

4.00%, 1/12/33	2,000	1,887

Asian Infrastructure Investment Bank (The),

0.50%, 5/28/25	2,000	1,844

European Bank for Reconstruction & Development,

4.38%, 3/9/28	1,000	984

European Investment Bank,

2.50%, 10/15/24	1,000	969

2.13%, 4/13/26	1,500	1,399

3.88%, 3/15/28	1,000	965

3.75%, 2/14/33	1,900	1,763

4.88%, 2/15/36	200	201

Inter-American Development Bank,

2.13%, 1/15/25	500	479

2.00%, 6/2/26	803	743

1.13%, 7/20/28	197	167

3.13%, 9/18/28	1,000	928

1.13%, 1/13/31	1,000	779

3.50%, 4/12/33	500	452

3.88%, 10/28/41	200	169

International Bank for Reconstruction & Development,

2.50%, 11/25/24	600	580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Supranationals – 1.4% continued

2.13%, 3/3/25	$700	$669

0.63%, 4/22/25	3,000	2,788

0.38%, 7/28/25	5,000	4,581

2.50%, 7/29/25	500	476

0.50%, 10/28/25	3,000	2,730

4.00%, 7/25/30	500	477

2.50%, 3/29/32	1,000	846

4.75%, 2/15/35	25	24

International Finance Corp.,

3.63%, 9/15/25	1,000	972

Nordic Investment Bank,

4.38%, 3/14/28	700	689

		31,116

Technology Services – 0.0%

Thomson Reuters Corp.,

5.50%, 8/15/35	150	142

5.65%, 11/23/43	285	249

		391

Telecommunications – 0.3%

America Movil S.A.B. de C.V.,

6.13%, 11/15/37	505	507

Bell Telephone Co. of Canada or Bell Canada,

4.46%, 4/1/48	500	388

British Telecommunications PLC,

9.63%, 12/15/30	100	118

Deutsche Telekom International Finance B.V.,

8.75%, 6/15/30	400	458

Orange S.A.,

9.00%, 3/1/31	610	721

Rogers Communications, Inc.,

3.63%, 12/15/25	1,000	947

4.50%, 3/15/43	45	34

5.45%, 10/1/43	49	42

5.00%, 3/15/44	81	65

4.55%, 3/15/52	500	365

Telefonica Emisiones S.A.,

4.10%, 3/8/27	1,010	952

5.21%, 3/8/47	570	454

TELUS Corp.,

3.40%, 5/13/32	400	326

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 6.8% continued

Telecommunications – 0.3% continued

Vodafone Group PLC,

4.13%, 5/30/25	$895	$873

7.88%, 2/15/30	15	16

6.15%, 2/27/37	165	162

4.38%, 2/19/43	95	73

5.63%, 2/10/53	600	532

		7,033

Tobacco & Cannabis – 0.1%

BAT Capital Corp.,

4.70%, 4/2/27	141	135

4.91%, 4/2/30	1,104	1,013

4.74%, 3/16/32	136	120

Reynolds American, Inc.,

7.25%, 6/15/37	250	253

6.15%, 9/15/43	65	57

5.85%, 8/15/45	795	658

		2,236

Transportation & Logistics – 0.1%

Canadian National Railway Co.,

2.75%, 3/1/26	250	235

6.90%, 7/15/28	25	26

6.25%, 8/1/34	15	16

6.20%, 6/1/36	40	42

6.38%, 11/15/37	20	21

4.40%, 8/5/52	300	249

Canadian Pacific Railway Co.,

5.95%, 5/15/37	710	707

		1,296

Total Foreign Issuer Bonds

(Cost $168,015)		151,991

U.S. GOVERNMENT AGENCIES – 28.5% (9)

Fannie Mae – 12.2%

0.50%, 6/17/25	4,000	3,698

2.13%, 4/24/26	1,000	933

1.88%, 9/24/26	1,000	918

7.13%, 1/15/30	1,500	1,687

0.88%, 8/5/30	1,000	772

6.63%, 11/15/30	200	221

5.63%, 7/15/37	500	533

Fannie Mae-Aces, Series 2014-M3, Class A2,

3.50%, 1/25/24	21	21

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Fannie Mae-Aces, Series 2015-M1, Class A2,

2.53%, 9/25/24	$96	$93

Fannie Mae-Aces, Series 2015-M11, Class A2,

2.94%, 4/25/25(10)	438	421

Fannie Mae-Aces, Series 2016-M3, Class A2,

2.70%, 2/25/26	60	57

Fannie Mae-Aces, Series 2016-M4, Class A2,

2.58%, 3/25/26	68	63

Fannie Mae-Aces, Series 2016-M7, Class AV2,

2.16%, 10/25/23	3	3

Fannie Mae-Aces, Series 2016-M9, Class A2,

2.29%, 6/25/26	95	88

Fannie Mae-Aces, Series 2017-M1, Class A2,

2.50%, 10/25/26(10)	74	68

Fannie Mae-Aces, Series 2017-M11, Class A2,

2.98%, 8/25/29	120	108

Fannie Mae-Aces, Series 2017-M14, Class A2,

2.96%, 11/25/27(10)	233	214

Fannie Mae-Aces, Series 2017-M2, Class A2,

2.90%, 2/25/27(10)	60	56

Fannie Mae-Aces, Series 2017-M4, Class A2,

2.64%, 12/25/26(10)	102	94

Fannie Mae-Aces, Series 2017-M8, Class A2,

3.06%, 5/25/27	238	222

Fannie Mae-Aces, Series 2018-M1, Class A2,

3.09%, 12/25/27(10)	175	162

Fannie Mae-Aces, Series 2018-M10, Class A2,

3.47%, 7/25/28(10)	200	186

Fannie Mae-Aces, Series 2018-M12, Class A2,

3.76%, 8/25/30(10)	110	100

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Fannie Mae-Aces, Series 2018-M13, Class A2,

3.87%, 9/25/30(10)	$157	$145

Fannie Mae-Aces, Series 2018-M2, Class A2,

3.00%, 1/25/28(10)	114	105

Fannie Mae-Aces, Series 2018-M3, Class A2,

3.17%, 2/25/30(10)	83	74

Fannie Mae-Aces, Series 2018-M4, Class A2,

3.17%, 3/25/28(10)	76	70

Fannie Mae-Aces, Series 2018-M8, Class A2,

3.41%, 6/25/28(10)	91	84

Fannie Mae-Aces, Series 2019-M18, Class A2,

2.47%, 8/25/29	193	167

Fannie Mae-Aces, Series 2019-M4, Class A2,

3.61%, 2/25/31	144	131

Fannie Mae-Aces, Series 2019-M7, Class A2,

3.14%, 4/25/29	165	150

Fannie Mae-Aces, Series 2019-M9, Class A2,

2.94%, 6/25/29	170	153

Fannie Mae-Aces, Series 2020-M20, Class A2,

1.44%, 10/25/29	500	402

Fannie Mae-Aces, Series 2020-M42, Class A2,

1.27%, 7/25/30	200	156

Fannie Mae-Aces, Series 2020-M46, Class A2,

1.32%, 5/25/30	500	397

Fannie Mae-Aces, Series 2020-M52, Class A2,

1.36%, 10/25/30(10)	350	271

Fannie Mae-Aces, Series 2021-M11, Class A2,

1.51%, 3/25/31(10)	200	153

Fannie Mae-Aces, Series 2022-M1, Class A2,

1.72%, 10/25/31(10)	200	153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Fannie Mae-Aces, Series 2022-M10, Class A2,

2.00%, 1/25/32(10)	$250	$195

Fannie Mae-Aces, Series 2023-M1S, Class A2,

4.66%, 4/25/33(10)	350	331

Pool #256925,

6.00%, 10/1/37	6	6

Pool #256959,

6.00%, 11/1/37	34	35

Pool #257042,

6.50%, 1/1/38	72	75

Pool #257237,

4.50%, 6/1/28	6	6

Pool #707791,

5.00%, 6/1/33	34	33

Pool #725425,

5.50%, 4/1/34	15	15

Pool #730811,

4.50%, 8/1/33	25	24

Pool #735222,

5.00%, 2/1/35	9	9

Pool #735358,

5.50%, 2/1/35	37	37

Pool #735502,

6.00%, 4/1/35	6	6

Pool #737853,

5.00%, 9/1/33	74	71

Pool #745336,

5.00%, 3/1/36	185	181

Pool #745418,

5.50%, 4/1/36	13	13

Pool #745754,

5.00%, 9/1/34	134	131

Pool #745826,

6.00%, 7/1/36	54	55

Pool #747383,

5.50%, 10/1/33	44	43

Pool #755632,

5.00%, 4/1/34	26	25

Pool #772730,

5.00%, 4/1/34	25	24

Pool #790406,

6.00%, 9/1/34	19	19

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #793666,

5.50%, 9/1/34	$14	$14

Pool #796250,

5.50%, 11/1/34	15	15

Pool #800471,

5.50%, 10/1/34	30	29

Pool #817795,

6.00%, 8/1/36	7	7

Pool #826057,

5.00%, 7/1/35	25	25

Pool #826585,

5.00%, 8/1/35	39	38

Pool #828523,

5.00%, 7/1/35	17	17

Pool #831676,

6.50%, 8/1/36	4	4

Pool #833067,

5.50%, 9/1/35	80	79

Pool #833163,

5.00%, 9/1/35	29	28

Pool #845425,

6.00%, 2/1/36	8	8

Pool #868435,

6.00%, 4/1/36	58	59

Pool #869710,

6.00%, 4/1/36	15	15

Pool #871135,

6.00%, 1/1/37	17	17

Pool #881818,

6.50%, 8/1/36	10	10

Pool #885866,

6.00%, 6/1/36	62	62

Pool #888100,

5.50%, 9/1/36	68	67

Pool #888205,

6.50%, 2/1/37	15	16

Pool #889224,

5.50%, 1/1/37	70	70

Pool #889401,

6.00%, 3/1/38	31	32

Pool #889415,

6.00%, 5/1/37	137	139

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #889579,

6.00%, 5/1/38	$67	$68

Pool #889630,

6.50%, 3/1/38	7	7

Pool #889970,

5.00%, 12/1/36	50	49

Pool #890234,

6.00%, 10/1/38	31	32

Pool #890796,

3.50%, 12/1/45	561	494

Pool #893363,

5.00%, 6/1/36	10	10

Pool #893366,

5.00%, 4/1/35	25	25

Pool #898417,

6.00%, 10/1/36	10	10

Pool #899079,

5.00%, 3/1/37	18	18

Pool #902414,

5.50%, 11/1/36	51	51

Pool #906090,

5.50%, 1/1/37	47	46

Pool #918515,

5.00%, 6/1/37	30	30

Pool #923123,

5.00%, 4/1/36	8	8

Pool #923166,

7.50%, 1/1/37	4	4

Pool #928261,

4.50%, 3/1/36	33	31

Pool #928584,

6.50%, 8/1/37	99	102

Pool #928909,

6.00%, 12/1/37(8)	—	—

Pool #928915,

6.00%, 11/1/37	2	2

Pool #930606,

4.00%, 2/1/39	147	135

Pool #931195,

4.50%, 5/1/24	4	4

Pool #932023,

5.00%, 1/1/38	25	24

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #932741,

4.50%, 4/1/40	$125	$118

Pool #940623,

5.50%, 8/1/37	8	8

Pool #943388,

6.00%, 6/1/37	34	35

Pool #943617,

6.00%, 8/1/37	16	16

Pool #945876,

5.50%, 8/1/37	4	4

Pool #947216,

6.00%, 10/1/37	21	22

Pool #953018,

6.50%, 10/1/37	33	34

Pool #953910,

6.00%, 11/1/37	19	20

Pool #955771,

6.50%, 10/1/37	11	11

Pool #959604,

6.50%, 11/1/37	4	5

Pool #959880,

5.50%, 11/1/37	4	4

Pool #962687,

5.00%, 4/1/38	37	36

Pool #968037,

6.00%, 1/1/38	23	23

Pool #969632,

6.50%, 1/1/38	16	16

Pool #970013,

4.50%, 6/1/38	66	62

Pool #972452,

5.50%, 3/1/38	43	42

Pool #981854,

5.50%, 7/1/38	15	14

Pool #986760,

5.50%, 7/1/38	103	102

Pool #992472,

6.00%, 10/1/38	8	8

Pool #992491,

4.50%, 10/1/23(8)	—	—

Pool #995018,

5.50%, 6/1/38	22	22

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #995203,

5.00%, 7/1/35	$151	$147

Pool #995266,

5.00%, 12/1/23(8)	—	—

Pool #995879,

6.00%, 4/1/39	29	30

Pool #AA0649,

5.00%, 12/1/38	114	111

Pool #AA2939,

4.50%, 4/1/39	197	186

Pool #AA4482,

4.00%, 4/1/39	135	123

Pool #AA4562,

4.50%, 9/1/39	172	162

Pool #AA8978,

4.50%, 7/1/39	33	31

Pool #AA9357,

4.50%, 8/1/39	117	111

Pool #AB1048,

4.50%, 5/1/40	170	161

Pool #AB2067,

3.50%, 1/1/41	288	257

Pool #AB2092,

4.00%, 1/1/41	172	157

Pool #AB2272,

4.50%, 2/1/41	238	225

Pool #AB2693,

4.50%, 4/1/41	156	148

Pool #AB2768,

4.50%, 4/1/41	174	164

Pool #AB3035,

5.00%, 5/1/41	287	280

Pool #AB3246,

5.00%, 7/1/41	57	56

Pool #AB4057,

4.00%, 12/1/41	609	557

Pool #AB4293,

3.50%, 1/1/42	319	284

Pool #AB5049,

4.00%, 4/1/42	411	376

Pool #AB6016,

3.50%, 8/1/42	200	177

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AB6472,

2.00%, 10/1/27	$108	$102

Pool #AB7076,

3.00%, 11/1/42	961	822

Pool #AB7503,

3.00%, 1/1/43	350	300

Pool #AB7733,

3.00%, 1/1/43	766	655

Pool #AB8787,

2.00%, 3/1/28	256	241

Pool #AB9019,

3.00%, 4/1/43	395	338

Pool #AB9136,

2.50%, 4/1/43	43	35

Pool #AB9990,

3.00%, 7/1/33	87	78

Pool #AC3263,

4.50%, 9/1/29	48	47

Pool #AC4861,

4.50%, 11/1/24	11	11

Pool #AC5040,

4.00%, 10/1/24	8	8

Pool #AC6118,

4.50%, 11/1/39	70	66

Pool #AC8518,

5.00%, 12/1/39	109	107

Pool #AD0119,

6.00%, 7/1/38	88	89

Pool #AD0585,

4.50%, 12/1/39	180	170

Pool #AD0639,

6.00%, 12/1/38	34	34

Pool #AD0969,

5.50%, 8/1/37	112	112

Pool #AD5241,

4.50%, 7/1/40	78	73

Pool #AD5525,

5.00%, 6/1/40	131	128

Pool #AD5556,

4.00%, 6/1/25	10	9

Pool #AD7859,

5.00%, 6/1/40	61	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AE0949,

4.00%, 2/1/41	$287	$263

Pool #AE0971,

4.00%, 5/1/25	3	3

Pool #AE0981,

3.50%, 3/1/41	216	191

Pool #AE1807,

4.00%, 10/1/40	325	298

Pool #AE3873,

4.50%, 10/1/40	65	62

Pool #AE5436,

4.50%, 10/1/40	85	81

Pool #AE7758,

3.50%, 11/1/25	18	18

Pool #AH0525,

4.00%, 12/1/40	296	271

Pool #AH1295,

3.50%, 1/1/26	41	40

Pool #AH3226,

5.00%, 2/1/41	38	37

Pool #AH4158,

4.00%, 1/1/41	60	55

Pool #AH4450,

3.00%, 1/1/26	20	19

Pool #AH5573,

4.00%, 2/1/41	324	296

Pool #AH5614,

3.50%, 2/1/26	37	36

Pool #AH8854,

4.50%, 4/1/41	75	70

Pool #AI1247,

4.00%, 4/1/26	19	18

Pool #AI3470,

4.50%, 6/1/41	109	103

Pool #AI4361,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 4.72%, 9/1/41(11)	2	2

Pool #AI4380,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 4.05%, 11/1/41(11)	5	5

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AI5603,

4.50%, 7/1/41	$73	$69

Pool #AI7743,

4.00%, 8/1/41	59	54

Pool #AI9555,

4.00%, 9/1/41	165	151

Pool #AI9828,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.91% Cap), 4.07%, 11/1/41(11)	4	4

Pool #AJ4093,

3.50%, 10/1/26	12	12

Pool #AJ4408,

4.50%, 10/1/41	67	63

Pool #AJ6086,

3.00%, 12/1/26	41	39

Pool #AJ9152,

3.50%, 12/1/26	167	162

Pool #AJ9218,

4.00%, 2/1/42	266	244

Pool #AJ9326,

3.50%, 1/1/42	567	503

Pool #AJ9355,

3.00%, 1/1/27	89	86

Pool #AK4813,

3.50%, 3/1/42	190	167

Pool #AK4945,

3.50%, 2/1/42	152	135

Pool #AK7766,

2.50%, 3/1/27	112	107

Pool #AK9444,

4.00%, 3/1/42	34	31

Pool #AL0442,

5.50%, 6/1/40	34	34

Pool #AL1849,

6.00%, 2/1/39	136	138

Pool #AL1939,

3.50%, 6/1/42	494	438

Pool #AL2243,

4.00%, 3/1/42	346	317

Pool #AL2303,

4.50%, 6/1/26	10	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AL2397,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.72% Floor, 7.77% Cap), 5.63%, 8/1/42(11)	$5	$5

Pool #AL3396,

2.50%, 3/1/28	117	111

Pool #AL3803,

3.00%, 6/1/28	195	187

Pool #AL4408,

4.50%, 11/1/43	472	443

Pool #AL4462,

2.50%, 6/1/28	225	214

Pool #AL4908,

4.00%, 2/1/44	375	344

Pool #AL5167,

3.50%, 1/1/34	90	83

Pool #AL5254,

3.00%, 11/1/27	133	128

Pool #AL5377,

4.00%, 6/1/44	1,147	1,050

Pool #AL5734,

3.50%, 9/1/29	238	224

Pool #AL5785,

4.00%, 9/1/44	670	613

Pool #AL6488,

3.50%, 8/1/43	263	233

Pool #AL7807,

3.00%, 11/1/30	216	201

Pool #AL8469,

3.50%, 4/1/31	147	138

Pool #AL8908,

3.00%, 8/1/46	374	316

Pool #AL8951,

3.00%, 8/1/46	331	279

Pool #AL9582,

3.00%, 12/1/31	384	356

Pool #AO0752,

3.00%, 4/1/42	213	182

Pool #AO0800,

3.00%, 4/1/27	91	87

Pool #AO4136,

3.50%, 6/1/42	279	248

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AO7970,

2.50%, 6/1/27	$62	$59

Pool #AO8629,

3.50%, 7/1/42	110	97

Pool #AP6273,

3.00%, 10/1/42	283	242

Pool #AQ6784,

3.50%, 12/1/42	264	234

Pool #AQ8185,

2.50%, 1/1/28	49	46

Pool #AQ8647,

3.50%, 12/1/42	439	390

Pool #AR1706,

2.50%, 1/1/28	657	626

Pool #AR3054,

3.00%, 1/1/28	173	166

Pool #AR3792,

3.00%, 2/1/43	223	190

Pool #AR8151,

3.00%, 3/1/43	497	425

Pool #AR9188,

2.50%, 3/1/43	68	55

Pool #AR9582,

3.00%, 3/1/43	180	154

Pool #AS0018,

3.00%, 7/1/43	202	172

Pool #AS0275,

3.00%, 8/1/33	115	103

Pool #AS3294,

4.00%, 9/1/44	392	358

Pool #AS3600,

3.00%, 10/1/29	482	450

Pool #AS3657,

4.50%, 10/1/44	239	224

Pool #AS4085,

4.00%, 12/1/44	192	175

Pool #AS4306,

3.00%, 1/1/45	277	235

Pool #AS4458,

3.50%, 2/1/45	1,103	969

Pool #AS4715,

3.00%, 4/1/45	403	341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AS5090,

2.50%, 6/1/30	$121	$110

Pool #AS5324,

2.50%, 7/1/30	226	206

Pool #AS5500,

3.00%, 7/1/35	119	107

Pool #AS5666,

4.00%, 8/1/45	268	245

Pool #AS5892,

3.50%, 10/1/45	297	261

Pool #AS6192,

3.50%, 11/1/45	886	777

Pool #AS6262,

3.50%, 11/1/45	380	333

Pool #AS6332,

3.50%, 12/1/45	431	378

Pool #AS6398,

3.50%, 12/1/45	323	284

Pool #AS6730,

3.50%, 2/1/46	493	434

Pool #AS6887,

2.50%, 3/1/31	251	226

Pool #AS7149,

3.00%, 5/1/46	613	519

Pool #AS7157,

3.00%, 5/1/46	222	187

Pool #AS7247,

4.00%, 5/1/46	111	101

Pool #AS7343,

3.00%, 6/1/46	213	180

Pool #AS7480,

2.00%, 7/1/31	67	59

Pool #AS7580,

3.00%, 7/1/46	255	215

Pool #AS8067,

3.00%, 10/1/46	583	493

Pool #AS8074,

3.00%, 10/1/46	191	162

Pool #AS8178,

3.00%, 10/1/36	68	60

Pool #AS8194,

2.50%, 10/1/31	885	799

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AS8424,

3.00%, 12/1/36	$115	$103

Pool #AS8483,

3.00%, 12/1/46	382	324

Pool #AS8591,

2.00%, 1/1/32	147	131

Pool #AS8699,

4.00%, 1/1/47	663	601

Pool #AS8960,

4.00%, 3/1/47	225	204

Pool #AS9505,

3.00%, 4/1/32	232	215

Pool #AS9615,

4.50%, 5/1/47	142	133

Pool #AT0666,

3.50%, 4/1/43	243	215

Pool #AT2720,

3.00%, 5/1/43	500	427

Pool #AT3180,

3.00%, 5/1/43	248	212

Pool #AU1657,

2.50%, 7/1/28	124	117

Pool #AU1689,

3.50%, 8/1/43	1,097	971

Pool #AU3164,

3.00%, 8/1/33	111	99

Pool #AU5918,

3.00%, 9/1/43	596	508

Pool #AU5919,

3.50%, 9/1/43	386	342

Pool #AV2339,

4.00%, 12/1/43	192	176

Pool #AW8167,

3.50%, 2/1/42	175	156

Pool #AW8595,

3.00%, 8/1/29	110	102

Pool #AX2163,

3.50%, 11/1/44	206	181

Pool #AX4413,

4.00%, 11/1/44	304	277

Pool #AX4839,

3.50%, 11/1/44	323	285

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #AX6139,

4.00%, 11/1/44	$532	$486

Pool #AY0544,

2.50%, 8/1/27	246	236

Pool #AY3062,

3.00%, 11/1/26	74	72

Pool #AY9555,

3.00%, 5/1/45	307	260

Pool #AZ1449,

3.00%, 7/1/45	212	179

Pool #AZ2936,

3.00%, 9/1/45	157	133

Pool #AZ2947,

4.00%, 9/1/45	294	268

Pool #AZ4775,

3.50%, 10/1/45	208	183

Pool #AZ6684,

3.00%, 2/1/31	329	306

Pool #BA2911,

3.00%, 11/1/30	109	101

Pool #BC0326,

3.50%, 12/1/45	157	138

Pool #BC0822,

3.50%, 4/1/46	1,320	1,158

Pool #BC1105,

3.50%, 2/1/46	584	512

Pool #BC1510,

3.00%, 8/1/46	196	166

Pool #BC9096,

3.50%, 12/1/46	272	239

Pool #BE3171,

2.50%, 2/1/32	275	247

Pool #BH1130,

3.50%, 4/1/32	164	154

Pool #BH7032,

3.50%, 12/1/47	124	108

Pool #BH7106,

3.50%, 1/1/48	282	247

Pool #BH9215,

3.50%, 1/1/48	514	450

Pool #BJ0648,

3.50%, 3/1/48	282	247

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #BJ9181,

5.00%, 5/1/48	$250	$240

Pool #BJ9260,

4.00%, 4/1/48	227	206

Pool #BJ9977,

4.00%, 5/1/48	171	155

Pool #BK0276,

4.00%, 9/1/48	93	84

Pool #BK0920,

4.00%, 7/1/48	397	360

Pool #BK0922,

4.50%, 7/1/48	67	63

Pool #BK3044,

2.50%, 9/1/50	463	370

Pool #BK4740,

4.00%, 8/1/48	112	102

Pool #BK4764,

4.00%, 8/1/48	111	100

Pool #BK4816,

4.00%, 9/1/48	167	151

Pool #BM1787,

4.00%, 9/1/47	628	573

Pool #BM2001,

3.50%, 12/1/46	80	70

Pool #BM3286,

4.50%, 11/1/47	46	44

Pool #BM5288,

3.50%, 1/1/34	136	128

Pool #BM5466,

2.50%, 10/1/43	364	296

Pool #BM5804,

5.00%, 1/1/49	236	226

Pool #BN1176,

4.50%, 11/1/48	103	96

Pool #BN1628,

4.50%, 11/1/48	75	70

Pool #BN5947,

3.50%, 6/1/49	174	152

Pool #BN6097,

4.00%, 6/1/49	687	619

Pool #BN6683,

3.50%, 6/1/49	254	223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #BN8985,

2.00%, 3/1/51	$334	$254

Pool #BN9007,

2.00%, 3/1/51	2,156	1,649

Pool #BO1012,

3.50%, 8/1/49	99	87

Pool #BO1021,

3.50%, 8/1/49	121	106

Pool #BO1169,

3.50%, 7/1/49	84	73

Pool #BO1444,

3.00%, 10/1/49	210	175

Pool #BO1461,

3.00%, 10/1/49	123	103

Pool #BO3181,

2.50%, 10/1/49	448	358

Pool #BO4708,

3.00%, 11/1/49	380	317

Pool #BO8620,

3.00%, 12/1/49	423	353

Pool #BP3454,

2.00%, 5/1/36	462	397

Pool #BP4660,

2.50%, 5/1/50	128	103

Pool #BP6496,

2.00%, 7/1/35	695	600

Pool #BP6626,

2.00%, 8/1/50	855	655

Pool #BP6683,

2.50%, 9/1/50	588	470

Pool #BP7273,

2.50%, 8/1/50	364	291

Pool #BP7585,

2.00%, 9/1/50	2,844	2,176

Pool #BQ0202,

2.50%, 8/1/50	471	379

Pool #BQ1147,

2.50%, 10/1/50	645	516

Pool #BQ1351,

2.50%, 8/1/50	556	444

Pool #BQ4077,

2.00%, 12/1/50	888	679

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #BQ5056,

2.00%, 10/1/50	$335	$259

Pool #BQ5979,

2.00%, 11/1/50	1,473	1,127

Pool #BR1035,

2.00%, 5/1/51	5,704	4,358

Pool #BR4450,

1.50%, 2/1/36	692	580

Pool #BR6042,

2.00%, 2/1/51	2,008	1,535

Pool #BR9755,

2.00%, 4/1/51	1,401	1,084

Pool #BR9761,

2.00%, 4/1/51	1,057	807

Pool #BT1034,

2.00%, 7/1/51	1,969	1,505

Pool #BT4528,

2.50%, 9/1/51	9,437	7,627

Pool #BT8308,

4.50%, 8/1/52	845	776

Pool #BT9031,

2.00%, 8/1/41	847	679

Pool #BU0066,

2.50%, 10/1/51	1,032	821

Pool #BU4046,

5.00%, 7/1/53	988	933

Pool #BX1915,

6.00%, 1/1/53	980	972

Pool #BX6021,

5.00%, 2/1/53	378	356

Pool #BY0545,

5.00%, 5/1/53	2,313	2,183

Pool #BY4424,

5.50%, 7/1/53	976	944

Pool #CA0110,

3.50%, 8/1/47	228	199

Pool #CA0619,

4.00%, 10/1/47	70	63

Pool #CA0620,

4.00%, 10/1/47	898	815

Pool #CA0656,

3.50%, 11/1/47	687	601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #CA0859,

3.50%, 12/1/47	$497	$436

Pool #CA0917,

3.50%, 12/1/47	420	367

Pool #CA1370,

4.00%, 3/1/48	233	212

Pool #CA1378,

4.00%, 3/1/48	181	164

Pool #CA1564,

4.50%, 4/1/48	80	75

Pool #CA1711,

4.50%, 5/1/48	240	224

Pool #CA1902,

4.50%, 6/1/48	241	225

Pool #CA1909,

4.50%, 6/1/48	124	116

Pool #CA1951,

4.00%, 7/1/48	130	118

Pool #CA1952,

4.50%, 6/1/48	57	53

Pool #CA2056,

4.50%, 7/1/48	69	65

Pool #CA2208,

4.50%, 8/1/48	73	68

Pool #CA2256,

3.50%, 8/1/33	130	123

Pool #CA2366,

3.50%, 9/1/48	77	68

Pool #CA2375,

4.00%, 9/1/48	341	307

Pool #CA2559,

4.00%, 11/1/33	148	141

Pool #CA2729,

4.50%, 11/1/48	328	307

Pool #CA3640,

4.00%, 6/1/49	316	285

Pool #CA4029,

4.00%, 8/1/49	816	736

Pool #CA4143,

3.00%, 9/1/49	2,556	2,136

Pool #CA4420,

3.00%, 10/1/49	382	320

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #CA4792,

3.00%, 12/1/49	$218	$182

Pool #CA5020,

3.50%, 1/1/50	448	390

Pool #CA5452,

3.00%, 3/1/50	704	588

Pool #CA5508,

3.00%, 4/1/50	872	726

Pool #CA5700,

2.50%, 5/1/50	14,188	11,441

Pool #CA6072,

2.50%, 6/1/50	354	283

Pool #CA6074,

2.50%, 6/1/50	505	404

Pool #CA6144,

2.50%, 6/1/50	597	478

Pool #CA6290,

3.00%, 7/1/50	455	380

Pool #CA6305,

2.50%, 7/1/50	1,019	816

Pool #CA6339,

2.50%, 7/1/50	1,011	809

Pool #CA6346,

2.50%, 7/1/50	587	469

Pool #CA6563,

2.50%, 8/1/35	505	446

Pool #CA6601,

2.50%, 8/1/50	441	353

Pool #CA6951,

2.50%, 9/1/50	414	331

Pool #CA6962,

2.50%, 9/1/50	606	488

Pool #CA7019,

2.00%, 9/1/50	1,153	883

Pool #CA7216,

2.00%, 10/1/50	2,527	1,935

Pool #CA7232,

2.50%, 10/1/50	1,167	934

Pool #CA7596,

2.00%, 11/1/50	422	322

Pool #CA7600,

2.50%, 11/1/50	1,187	950

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #CA7697,

1.50%, 11/1/50	$2,273	$1,640

Pool #CA7736,

2.50%, 11/1/50	1,180	944

Pool #CA8043,

2.50%, 12/1/50	731	586

Pool #CA9143,

2.00%, 2/1/36	878	758

Pool #CA9355,

2.00%, 3/1/41	474	383

Pool #CA9418,

1.50%, 3/1/36	511	428

Pool #CB0113,

2.00%, 4/1/41	735	592

Pool #CB0325,

2.00%, 4/1/51	1,646	1,258

Pool #CB1903,

2.50%, 10/1/51	1,643	1,320

Pool #CB2049,

2.50%, 11/1/51	1,754	1,396

Pool #CB2079,

2.00%, 11/1/51	5,246	4,004

Pool #CB3597,

3.50%, 5/1/52	1,580	1,361

Pool #CB3705,

3.00%, 5/1/37	262	237

Pool #CB4377,

4.00%, 8/1/52	555	494

Pool #CB5094,

6.50%, 11/1/52	1,323	1,351

Pool #CB6031,

4/1/53(12)	99	93

Pool #CB6034,

6.50%, 4/1/53	379	382

Pool #CB6750,

5.50%, 7/1/53	1,066	1,031

Pool #CB6755,

6.00%, 7/1/53	995	985

Pool #CB6933,

6.50%, 8/1/53	294	299

Pool #FM1496,

3.50%, 9/1/49	1,258	1,099

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #FM1708,

3.00%, 12/1/45	$249	$213

Pool #FM1742,

3.00%, 10/1/49	236	198

Pool #FM1938,

4.50%, 9/1/49	406	379

Pool #FM2305,

3.50%, 2/1/50	598	522

Pool #FM2715,

3.00%, 3/1/50	157	132

Pool #FM2778,

3.00%, 3/1/50	1,004	839

Pool #FM2963,

3.00%, 2/1/50	4,335	3,645

Pool #FM3125,

3.50%, 3/1/50	860	749

Pool #FM3225,

3.00%, 5/1/50	576	482

Pool #FM3610,

4.00%, 6/1/50	293	264

Pool #FM3747,

2.50%, 8/1/50	959	767

Pool #FM3969,

2.50%, 8/1/43	353	287

Pool #FM4055,

2.50%, 8/1/50	6,412	5,130

Pool #FM4149,

3.00%, 9/1/50	2,906	2,420

Pool #FM4193,

2.50%, 9/1/50	657	530

Pool #FM4476,

2.00%, 10/1/50	1,711	1,311

Pool #FM4544,

2.00%, 10/1/50	919	703

Pool #FM4598,

2.00%, 11/1/40	206	167

Pool #FM4633,

2.00%, 10/1/50	910	702

Pool #FM4734,

2.00%, 11/1/35	1,136	981

Pool #FM4762,

2.00%, 11/1/50	1,351	1,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #FM4799,

2.00%, 11/1/50	$750	$574

Pool #FM4868,

2.00%, 11/1/50	1,291	996

Pool #FM4934,

2.00%, 11/1/35	684	591

Pool #FM4951,

1.50%, 11/1/35	553	464

Pool #FM5026,

2.00%, 12/1/50	1,255	968

Pool #FM5087,

2.00%, 12/1/50	501	384

Pool #FM5210,

2.00%, 12/1/50	2,310	1,804

Pool #FM5534,

2.00%, 1/1/41	306	247

Pool #FM5570,

2.00%, 1/1/36	678	585

Pool #FM5580,

1.50%, 1/1/36	697	584

Pool #FM5849,

2.00%, 12/1/50	955	727

Pool #FM6055,

2.00%, 2/1/51	1,941	1,484

Pool #FM6099,

2.00%, 2/1/51	1,919	1,467

Pool #FM6338,

2.00%, 2/1/51	1,202	919

Pool #FM6496,

2.00%, 2/1/51	558	432

Pool #FM6511,

2.00%, 3/1/36	1,913	1,651

Pool #FM6550,

2.00%, 3/1/51	390	301

Pool #FM6943,

2.00%, 4/1/51	1,325	1,024

Pool #FM6964,

2.00%, 5/1/51	1,063	823

Pool #FM6991,

2.00%, 4/1/51	1,571	1,200

Pool #FM7078,

2.00%, 4/1/51	1,247	967

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #FM7080,

2.00%, 4/1/51	$656	$507

Pool #FM7360,

2.00%, 5/1/41	410	331

Pool #FM7411,

2.00%, 5/1/51	3,178	2,420

Pool #FM7429,

1.50%, 5/1/36	1,609	1,349

Pool #FM7622,

2.00%, 5/1/51	834	645

Pool #FM8146,

2.00%, 7/1/36	1,539	1,325

Pool #FM8848,

2.50%, 9/1/41	843	698

Pool #FS0153,

2.00%, 12/1/36	2,472	2,128

Pool #FS1096,

2.00%, 1/1/51	1,371	1,050

Pool #FS2039,

2.00%, 2/1/51	909	695

Pool #FS2442,

4.00%, 7/1/52	868	775

Pool #FS2815,

4.00%, 9/1/52	457	410

Pool #FS3086,

5.50%, 10/1/52	1,828	1,769

Pool #FS3402,

5.00%, 11/1/52	375	354

Pool #FS3421,

5.00%, 12/1/52	386	365

Pool #FS3452,

5.00%, 12/1/52	664	634

Pool #FS3747,

5.50%, 12/1/52	745	720

Pool #FS3762,

5.00%, 12/1/52	486	460

Pool #FS3921,

5.50%, 2/1/53	476	465

Pool #FS4041,

5.50%, 3/1/53	685	663

Pool #FS4047,

3.50%, 12/1/42	191	167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #FS4463,

1.50%, 8/1/37	$1,047	$872

Pool #FS4485,

6.00%, 5/1/53	661	655

Pool #FS4522,

5.00%, 5/1/53	192	182

Pool #FS4842,

5.50%, 6/1/53	293	285

Pool #FS4931,

6.00%, 6/1/53	974	962

Pool #FS5115,

5.50%, 6/1/53	498	482

Pool #FS5116,

5.50%, 6/1/53	491	475

Pool #FS5119,

6.00%, 7/1/53	2,867	2,842

Pool #FS5396,

5.00%, 7/1/53	2,076	1,972

Pool #FS5436,

5.50%, 8/1/53	299	290

Pool #FS5562,

2.00%, 3/1/52	3,460	2,648

Pool #FS5696,

2.00%, 4/1/51	297	228

Pool #FS5709,

8/1/53(12)	889	841

Pool #FS5838,

9/1/53(12)	1,275	1,269

Pool #MA0361,

4.00%, 3/1/30	39	36

Pool #MA0711,

3.50%, 4/1/31	72	67

Pool #MA0976,

3.50%, 2/1/32	163	150

Pool #MA1138,

3.50%, 8/1/32	125	115

Pool #MA1141,

3.00%, 8/1/32	59	53

Pool #MA1200,

3.00%, 10/1/32	341	306

Pool #MA1511,

2.50%, 7/1/33	117	101

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #MA2320,

3.00%, 7/1/35	$267	$238

Pool #MA2473,

3.50%, 12/1/35	107	98

Pool #MA2512,

4.00%, 1/1/46	136	123

Pool #MA2670,

3.00%, 7/1/46	600	507

Pool #MA2672,

3.00%, 7/1/36	135	121

Pool #MA2705,

3.00%, 8/1/46	436	369

Pool #MA2737,

3.00%, 9/1/46	200	168

Pool #MA2771,

3.00%, 10/1/46	218	184

Pool #MA2775,

2.50%, 10/1/31	130	117

Pool #MA2781,

2.50%, 10/1/46	163	132

Pool #MA2804,

3.00%, 11/1/36	262	234

Pool #MA2817,

2.50%, 11/1/36	105	91

Pool #MA2841,

2.50%, 12/1/36	42	37

Pool #MA2863,

3.00%, 1/1/47	3,592	3,037

Pool #MA2895,

3.00%, 2/1/47	222	187

Pool #MA3028,

3.50%, 6/1/37	201	180

Pool #MA3057,

3.50%, 7/1/47	340	299

Pool #MA3058,

4.00%, 7/1/47	127	115

Pool #MA3059,

3.50%, 7/1/37	33	30

Pool #MA3073,

4.50%, 7/1/47	271	254

Pool #MA3127,

3.00%, 9/1/37	82	73

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #MA3150,

4.50%, 10/1/47	$148	$139

Pool #MA3181,

3.50%, 11/1/37	54	48

Pool #MA3182,

3.50%, 11/1/47	416	364

Pool #MA3184,

4.50%, 11/1/47	49	46

Pool #MA3185,

3.00%, 11/1/37	89	79

Pool #MA3188,

3.00%, 11/1/32	284	263

Pool #MA3211,

4.00%, 12/1/47	79	72

Pool #MA3239,

4.00%, 1/1/48	339	308

Pool #MA3276,

3.50%, 2/1/48	342	299

Pool #MA3281,

4.00%, 2/1/38	190	174

Pool #MA3334,

4.50%, 4/1/48	261	244

Pool #MA3385,

4.50%, 6/1/48	89	83

Pool #MA3413,

4.00%, 7/1/38	33	30

Pool #MA3443,

4.00%, 8/1/48	81	74

Pool #MA3444,

4.50%, 8/1/48	78	72

Pool #MA3467,

4.00%, 9/1/48	78	70

Pool #MA3492,

4.00%, 10/1/38	28	26

Pool #MA3547,

3.00%, 12/1/33	161	148

Pool #MA3590,

4.00%, 2/1/39	28	26

Pool #MA3685,

3.00%, 6/1/49	133	111

Pool #MA3692,

3.50%, 7/1/49	102	89

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #MA3695,

3.00%, 7/1/34	$61	$56

Pool #MA3744,

3.00%, 8/1/49	149	125

Pool #MA3765,

2.50%, 9/1/49	312	250

Pool #MA3870,

2.50%, 12/1/49	160	128

Pool #MA3871,

3.00%, 12/1/49	150	126

Pool #MA3896,

2.50%, 1/1/35	938	830

Pool #MA3898,

3.50%, 1/1/35	306	287

Pool #MA3902,

2.50%, 1/1/50	156	125

Pool #MA3934,

3.00%, 2/1/40	99	84

Pool #MA3958,

3.00%, 3/1/40	103	89

Pool #MA4013,

2.50%, 5/1/35	201	178

Pool #MA4014,

3.00%, 5/1/35	323	293

Pool #MA4016,

2.50%, 5/1/40	370	307

Pool #MA4053,

2.50%, 6/1/35	827	731

Pool #MA4071,

2.00%, 7/1/40	272	221

Pool #MA4072,

2.50%, 7/1/40	228	190

Pool #MA4078,

2.50%, 7/1/50	1,317	1,055

Pool #MA4093,

2.00%, 8/1/40	148	121

Pool #MA4094,

2.50%, 8/1/40	252	210

Pool #MA4096,

2.50%, 8/1/50	825	659

Pool #MA4099,

2.50%, 8/1/35	838	741

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #MA4100,

2.00%, 8/1/50	$1,623	$1,243

Pool #MA4119,

2.00%, 9/1/50	1,908	1,460

Pool #MA4122,

1.50%, 9/1/35	290	244

Pool #MA4123,

2.00%, 9/1/35	1,023	884

Pool #MA4128,

2.00%, 9/1/40	426	346

Pool #MA4129,

2.50%, 9/1/40	261	218

Pool #MA4153,

2.50%, 10/1/40	123	102

Pool #MA4154,

1.50%, 10/1/35	441	370

Pool #MA4155,

2.00%, 10/1/35	1,118	965

Pool #MA4176,

2.00%, 11/1/40	750	608

Pool #MA4181,

1.50%, 11/1/50	2,424	1,744

Pool #MA4232,

2.00%, 1/1/41	366	296

Pool #MA4254,

1.50%, 2/1/51	534	385

Pool #MA4266,

1.50%, 2/1/41	1,009	780

Pool #MA4278,

1.50%, 3/1/36	1,962	1,645

Pool #MA4280,

1.50%, 3/1/51	928	668

Pool #MA4310,

1.50%, 4/1/41	324	250

Pool #MA4333,

2.00%, 5/1/41	562	452

Pool #MA4334,

2.50%, 5/1/41	319	261

Pool #MA4342,

1.50%, 5/1/41	166	128

Pool #MA4496,

1.50%, 12/1/36	1,258	1,049

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Fannie Mae – 12.2% continued

Pool #MA4500,

1.50%, 12/1/41	$438	$338

Pool #MA4692,

2.50%, 8/1/37	177	156

Pool #MA4779,

4.00%, 10/1/42	184	167

Pool #MA4805,

4.50%, 11/1/52	2,563	2,354

Pool #MA4823,

4.50%, 10/1/37	252	242

Pool #MA4915,

5.00%, 2/1/38	221	215

Pool #MA4991,

5.50%, 4/1/38	138	136

Pool #MA5039,

5.50%, 6/1/53	776	750

Pool #MA5042,

4.50%, 6/1/38	93	89

Pool #MA5060,

5.00%, 6/1/43	96	91

Pool TBA,

10/1/53(12)	16,600	14,240

		272,977

Federal Farm Credit Bank – 0.2%

0.73%, 5/27/25	2,000	1,853

Federal Farm Credit Banks Funding Corp.,

3.32%, 2/25/26	520	500

4.75%, 3/9/26	1,180	1,174

		3,527

Federal Home Loan Bank – 0.2%

5.13%, 6/13/25	1,120	1,118

1.10%, 8/20/26	2,000	1,793

3.25%, 11/16/28	1,000	935

5.50%, 7/15/36	500	534

		4,380

Freddie Mac – 9.4%

Federal Home Loan Mortgage Corp.,

5.65%, 3/7/25	1,100	1,095

0.38%, 7/21/25	500	460

0.38%, 9/23/25	2,500	2,279

6.75%, 3/15/31	700	785

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Freddie Mac – 9.4% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,

3.21%, 3/25/25	$500	$483

Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2,

3.01%, 7/25/25	500	479

Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,

3.00%, 12/25/25	300	286

Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,

2.75%, 1/25/26	250	236

Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,

2.53%, 5/25/26	400	373

Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,

2.65%, 8/25/26	250	233

Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,

3.12%, 9/25/26	100	94

Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,

3.24%, 4/25/27	350	328

Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,

3.19%, 7/25/27	250	233

Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,

3.24%, 8/25/27	150	140

Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,

3.19%, 9/25/27	200	186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,

3.44%, 12/25/27	$150	$140

Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,

3.60%, 1/25/28	150	141

Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,

3.65%, 2/25/28	150	141

Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,

3.90%, 4/25/28	200	190

Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,

3.85%, 5/25/28	200	189

Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,

3.85%, 6/25/28	150	142

Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,

3.93%, 6/25/28	200	190

Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,

3.93%, 7/25/28	200	190

Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,

3.90%, 8/25/28	200	190

Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,

3.92%, 9/25/28	350	331

Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,

4.05%, 9/25/28	200	190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,

3.86%, 11/25/28	$200	$189

Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,

3.69%, 1/25/29	100	93

Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,

3.42%, 2/25/29	500	460

Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,

3.51%, 3/25/29	150	139

Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,

3.30%, 4/25/29	300	274

Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,

2.98%, 5/25/29	200	179

Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,

2.90%, 6/25/29	300	267

Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,

2.54%, 10/25/29	250	216

Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,

2.25%, 1/25/30	250	212

Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,

1.87%, 1/25/30	200	165

Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,

1.48%, 4/25/30	500	399

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,

1.35%, 5/25/30	$500	$394

Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,

1.31%, 5/25/30	500	392

Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,

1.34%, 6/25/30	500	393

Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,

1.41%, 8/25/30	100	78

Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,

1.57%, 9/25/30	250	197

Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,

1.52%, 11/25/30	200	156

Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,

1.91%, 5/25/31	300	239

Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,

2.25%, 2/25/32	200	160

Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,

2.45%, 4/25/32	500	404

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,

3.80%, 10/25/32	300	268

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,

3.72%, 1/25/31	100	91

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,

3.79%, 1/25/34	$100	$88

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,

3.47%, 3/25/31	100	89

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,

3.54%, 3/25/34	100	86

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,

2.99%, 5/25/31	100	86

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,

3.06%, 4/25/34	100	82

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,

1.94%, 2/25/35	100	72

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,

1.72%, 7/25/35	200	137

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,

1.86%, 10/25/35	150	103

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,

2.01%, 12/25/35	150	104

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,

2.44%, 2/25/36	150	109

Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,

2.36%, 10/25/36	100	71

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,

3.82%, 12/25/32	$500	$447

Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,

3.42%, 4/25/32	100	91

4.35%, 1/25/33	200	186

Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,

3.75%, 4/25/33	100	89

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,

3.99%, 5/25/33	100	93

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,

3.99%, 8/25/33	100	90

Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,

3.70%, 5/25/25	388	377

Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,

3.75%, 8/25/25	498	482

Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,

3.21%, 2/25/26	200	191

Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,

2.86%, 5/25/26	148	139

Pool #QA0127,

3.50%, 6/1/49	592	518

Pool #QA1132,

3.50%, 7/1/49	179	156

Pool #QA1263,

3.50%, 7/1/49	218	191

Pool #QA1752,

3.50%, 8/1/49	1,189	1,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #QA1883,

4.00%, 8/1/49	$381	$344

Pool #QA3149,

3.00%, 10/1/49	331	277

Pool #QA4699,

3.00%, 11/1/49	206	172

Pool #QA8043,

3.00%, 3/1/50	1,602	1,342

Pool #QB0211,

2.50%, 6/1/50	500	400

Pool #QB2516,

2.50%, 8/1/50	380	304

Pool #QB2545,

2.00%, 8/1/50	2,035	1,556

Pool #QB2682,

2.50%, 8/1/50	434	347

Pool #QB2966,

2.50%, 9/1/50	139	111

Pool #QB3199,

2.00%, 9/1/50	727	556

Pool #QB4275,

2.00%, 10/1/50	306	234

Pool #QB4467,

2.00%, 10/1/50	1,377	1,062

Pool #QB5079,

2.00%, 11/1/50	1,665	1,289

Pool #QB5128,

2.00%, 10/1/50	1,084	828

Pool #QB5507,

2.00%, 11/1/50	750	579

Pool #QB6246,

2.00%, 12/1/50	367	285

Pool #QB6448,

2.00%, 12/1/50	1,133	867

Pool #QB8131,

2.00%, 2/1/51	3,624	2,772

Pool #QB8132,

2.00%, 1/1/51	4,903	3,732

Pool #QB9266,

2.00%, 3/1/51	494	381

Pool #QB9410,

2.00%, 1/1/51	1,442	1,101

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #QC1443,

2.00%, 5/1/51	$1,981	$1,531

Pool #QC1809,

2.00%, 5/1/51	479	366

Pool #QC2062,

2.00%, 5/1/51	802	611

Pool #QC3259,

2.00%, 6/1/51	3,067	2,335

Pool #QC9442,

2.50%, 10/1/51	4,151	3,320

Pool #QD0822,

3.00%, 11/1/51	1,173	983

Pool #QD2146,

2.00%, 12/1/51	2,511	1,919

Pool #QE9161,

4.50%, 9/1/52	828	760

Pool #QF7121,

5.50%, 2/1/53	943	912

Pool #QG5959,

5.00%, 7/1/53	3,023	2,854

Pool #QG7215,

5.50%, 7/1/53	976	944

Pool #QG8401,

8/1/53(12)	781	755

Pool #QK0622,

1.50%, 2/1/41	538	417

Pool #QN0818,

2.50%, 10/1/34	257	229

Pool #QN4614,

1.50%, 12/1/35	217	182

Pool #QN5018,

2.00%, 1/1/36	1,339	1,155

Pool #QN5866,

2.00%, 4/1/36	715	618

Pool #QN6394,

1.50%, 5/1/36	1,726	1,447

Pool #QN8899,

2.00%, 12/1/36	833	714

Pool #RA1196,

4.00%, 8/1/49	774	699

Pool #RA1343,

3.00%, 9/1/49	2,264	1,891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #RA1493,

3.00%, 10/1/49	$3,297	$2,761

Pool #RA1501,

3.00%, 10/1/49	131	109

Pool #RA2010,

3.50%, 1/1/50	253	220

Pool #RA2117,

3.00%, 2/1/50	324	271

Pool #RA2386,

3.00%, 4/1/50	820	684

Pool #RA2457,

3.00%, 4/1/50	503	421

Pool #RA2677,

2.00%, 6/1/50	1,970	1,519

Pool #RA2730,

2.50%, 6/1/50	298	240

Pool #RA2790,

2.50%, 6/1/50	472	377

Pool #RA2853,

2.50%, 6/1/50	596	477

Pool #RA2959,

2.50%, 7/1/50	545	436

Pool #RA3086,

2.50%, 7/1/50	407	325

Pool #RA3306,

2.50%, 8/1/50	380	304

Pool #RA3524,

2.00%, 9/1/50	2,056	1,577

Pool #RA3563,

2.00%, 9/1/50	1,008	772

Pool #RA3578,

2.00%, 9/1/50	1,335	1,021

Pool #RA3580,

2.00%, 9/1/50	1,254	962

Pool #RA3653,

1.50%, 10/1/50	621	448

Pool #RA3662,

2.50%, 10/1/50	621	496

Pool #RA3663,

2.50%, 10/1/50	641	514

Pool #RA3723,

2.00%, 10/1/50	1,309	1,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #RA3765,

2.50%, 10/1/50	$623	$498

Pool #RA3908,

1.50%, 11/1/50	575	415

Pool #RA3913,

2.50%, 11/1/50	7,202	5,812

Pool #RA4209,

1.50%, 12/1/50	1,827	1,317

Pool #RA4218,

2.50%, 12/1/50	7,825	6,259

Pool #RA5204,

2.00%, 5/1/51	1,615	1,231

Pool #RA5373,

2.00%, 6/1/51	765	586

Pool #RA6333,

2.00%, 11/1/51	3,984	3,036

Pool #RA6340,

2.50%, 11/1/51	2,672	2,137

Pool #RA7097,

3.50%, 4/1/52	898	774

Pool #RA7099,

2.00%, 1/1/51	2,904	2,221

Pool #RA8761,

5.50%, 3/1/53	573	557

Pool #RA8791,

5.00%, 4/1/53	1,343	1,268

Pool #RB0452,

2.00%, 2/1/41	856	692

Pool #RB5032,

2.50%, 2/1/40	74	62

Pool #RB5033,

3.00%, 2/1/40	274	237

Pool #RB5043,

2.50%, 4/1/40	134	112

Pool #RB5048,

2.50%, 5/1/40	75	62

Pool #RB5059,

2.50%, 7/1/40	95	78

Pool #RB5066,

2.50%, 8/1/40	254	212

Pool #RB5072,

2.50%, 9/1/40	261	217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #RB5076,

2.00%, 8/1/40	$539	$437

Pool #RB5078,

2.50%, 10/1/40	178	148

Pool #RB5085,

2.00%, 11/1/40	483	392

Pool #RB5090,

2.00%, 12/1/40	571	462

Pool #RB5095,

2.00%, 1/1/41	363	294

Pool #RB5100,

2.00%, 2/1/41	299	242

Pool #RB5110,

1.50%, 5/1/41	1,156	892

Pool #RB5111,

2.00%, 5/1/41	483	389

Pool #RB5131,

2.00%, 10/1/41	850	681

Pool #RC1857,

1.50%, 2/1/36	1,255	1,052

Pool #RC2045,

2.00%, 6/1/36	283	243

Pool #SB0048,

3.00%, 8/1/34	473	430

Pool #SB0330,

2.00%, 5/1/35	396	342

Pool #SB0434,

2.00%, 10/1/35	658	568

Pool #SB0507,

2.00%, 3/1/36	1,248	1,077

Pool #SB0571,

2.00%, 10/1/36	1,259	1,083

Pool #SB0726,

4.00%, 8/1/37	372	352

Pool #SB0834,

2.50%, 2/1/36	1,028	908

Pool #SB0955,

5.50%, 8/1/38	98	97

Pool #SB8045,

2.50%, 5/1/35	172	152

Pool #SB8046,

3.00%, 5/1/35	298	271

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #SB8049,

2.50%, 6/1/35	$572	$508

Pool #SB8057,

2.00%, 8/1/35	587	507

Pool #SB8058,

2.50%, 8/1/35	677	599

Pool #SB8061,

2.00%, 9/1/35	1,036	895

Pool #SB8067,

1.50%, 9/1/35	267	224

Pool #SB8068,

1.50%, 10/1/35	288	242

Pool #SB8069,

2.00%, 10/1/35	828	715

Pool #SB8073,

1.50%, 11/1/35	372	312

Pool #SB8078,

1.50%, 12/1/35	786	659

Pool #SB8083,

1.50%, 1/1/36	455	382

Pool #SB8092,

1.50%, 3/1/36	815	684

Pool #SB8122,

1.50%, 10/1/36	1,710	1,429

Pool #SB8177,

3.50%, 9/1/37	260	241

Pool #SB8178,

4.00%, 9/1/37	253	239

Pool #SB8206,

5.00%, 1/1/38	175	171

Pool #SB8208,

5.50%, 1/1/38	87	86

Pool #SB8233,

4.50%, 6/1/38	251	241

Pool #SB8247,

5.00%, 8/1/38	96	93

Pool #SB8501,

2.00%, 8/1/35	671	580

Pool #SB8511,

2.00%, 5/1/36	1,381	1,189

Pool #SD0163,

3.00%, 12/1/49	610	511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #SD0261,

3.00%, 2/1/50	$247	$206

Pool #SD0262,

3.50%, 2/1/50	399	351

Pool #SD0410,

2.50%, 8/1/50	1,270	1,022

Pool #SD0414,

2.50%, 8/1/50	232	186

Pool #SD0467,

2.00%, 12/1/50	587	448

Pool #SD0537,

2.00%, 3/1/51	3,226	2,456

Pool #SD0608,

2.50%, 5/1/51	3,117	2,530

Pool #SD0764,

2.50%, 10/1/51	2,548	2,029

Pool #SD1592,

4.00%, 8/1/52	751	670

Pool #SD1596,

4.00%, 9/1/52	646	579

Pool #SD1855,

5.00%, 9/1/52	563	532

Pool #SD1958,

5.00%, 11/1/52	385	367

Pool #SD2236,

5.50%, 11/1/52	1,253	1,217

Pool #SD2258,

5.00%, 1/1/53	683	645

Pool #SD2266,

5.00%, 1/1/53	662	625

Pool #SD2666,

5.00%, 3/1/53	681	643

Pool #SD2693,

6.50%, 4/1/53	690	704

Pool #SD2922,

5.00%, 5/1/53	491	464

Pool #SD2936,

5.00%, 4/1/53	393	372

Pool #SD3074,

5.50%, 5/1/53	984	951

Pool #SD3683,

5.50%, 9/1/53	1,095	1,060

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #SD3713,

6.50%, 8/1/53	$999	$1,009

Pool #SD3904,

8/1/53(12)	296	298

Pool #SD3992,

5.50%, 9/1/53	595	579

Pool #SD7512,

3.00%, 2/1/50	520	437

Pool #SD7536,

2.50%, 2/1/51	5,885	4,743

Pool #SD7537,

2.00%, 3/1/51	3,148	2,405

Pool #SD7539,

2.00%, 4/1/51	3,127	2,421

Pool #SD7541,

2.00%, 5/1/51	2,144	1,656

Pool #SD8019,

4.50%, 10/1/49	351	327

Pool #SD8023,

2.50%, 11/1/49	294	235

Pool #SD8029,

2.50%, 12/1/49	330	264

Pool #SD8037,

2.50%, 1/1/50	335	268

Pool #SD8083,

2.50%, 8/1/50	754	603

Pool #SD8090,

2.00%, 9/1/50	2,348	1,798

Pool #SD8097,

2.00%, 8/1/50	2,060	1,578

Pool #SD8104,

1.50%, 11/1/50	4,020	2,892

Pool #SD8112,

1.50%, 12/1/50	1,194	859

Pool #SD8139,

1.50%, 4/1/51	2,290	1,647

Pool #SD8213,

3.00%, 5/1/52	1,582	1,308

Pool #SD8225,

3.00%, 7/1/52	1,896	1,568

Pool #SD8266,

4.50%, 11/1/52	2,563	2,354

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #SD8331,

5.50%, 6/1/53	$675	$652

Pool #SD8332,

6.00%, 6/1/53	765	755

Pool #ZA1036,

4.50%, 2/1/40	74	70

Pool #ZA1159,

3.50%, 4/1/42	216	192

Pool #ZA1165,

3.50%, 4/1/42	306	272

Pool #ZA1254,

3.00%, 10/1/42	971	830

Pool #ZA1334,

3.50%, 7/1/42	109	96

Pool #ZA1361,

3.50%, 5/1/43	159	141

Pool #ZA1375,

4.00%, 9/1/44	87	79

Pool #ZA1378,

3.50%, 10/1/44	146	129

Pool #ZA2773,

2.50%, 8/1/27	57	54

Pool #ZA3862,

2.50%, 5/1/31	245	221

Pool #ZA4194,

3.00%, 4/1/43	227	194

Pool #ZA4214,

3.00%, 5/1/43	350	299

Pool #ZA4715,

4.00%, 9/1/46	882	801

Pool #ZA5107,

4.00%, 11/1/47	161	146

Pool #ZA5642,

4.00%, 9/1/48	167	151

Pool #ZA5950,

4.50%, 11/1/48	419	393

Pool #ZI6135,

5.00%, 9/1/34	363	355

Pool #ZI6854,

4.50%, 12/1/37	43	41

Pool #ZI7645,

5.00%, 6/1/38	88	86

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #ZI8519,

4.50%, 2/1/39	$16	$15

Pool #ZI9349,

4.50%, 10/1/39	259	243

Pool #ZI9657,

4.50%, 1/1/40	335	314

Pool #ZI9862,

4.50%, 3/1/40	163	154

Pool #ZI9939,

4.50%, 4/1/40	103	98

Pool #ZJ0631,

4.50%, 10/1/40	133	125

Pool #ZJ1046,

4.00%, 1/1/41	171	157

Pool #ZJ1052,

4.00%, 1/1/41	144	131

Pool #ZJ1228,

4.00%, 2/1/41	215	197

Pool #ZJ1359,

4.50%, 3/1/41	117	111

Pool #ZK5468,

2.00%, 5/1/28	270	253

Pool #ZK7259,

2.50%, 4/1/30	248	225

Pool #ZK7533,

2.50%, 7/1/30	168	153

Pool #ZL1714,

4.50%, 7/1/41	154	145

Pool #ZL1806,

4.50%, 8/1/41	417	394

Pool #ZL1922,

4.00%, 9/1/41	49	45

Pool #ZL2350,

3.50%, 11/1/41	76	67

Pool #ZL3211,

3.50%, 6/1/42	303	269

Pool #ZL3245,

4.00%, 6/1/42	474	434

Pool #ZL3551,

3.50%, 8/1/42	439	390

Pool #ZL4634,

3.00%, 1/1/43	1,427	1,220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #ZL4709,

3.00%, 1/1/43	$313	$268

Pool #ZL5074,

3.00%, 2/1/43	138	118

Pool #ZL5915,

3.50%, 5/1/43	641	567

Pool #ZL5927,

3.00%, 5/1/43	201	172

Pool #ZL6381,

3.00%, 6/1/43	310	265

Pool #ZL6467,

3.00%, 7/1/43	232	198

Pool #ZL6676,

3.00%, 8/1/43	473	404

Pool #ZL6920,

3.50%, 8/1/43	89	79

Pool #ZL7780,

4.00%, 2/1/44	248	227

Pool #ZL8299,

3.50%, 7/1/44	620	548

Pool #ZL8300,

4.00%, 7/1/44	481	437

Pool #ZL8709,

4.00%, 11/1/44	136	124

Pool #ZM0489,

4.00%, 11/1/45	191	174

Pool #ZM0617,

3.50%, 12/1/45	227	200

Pool #ZM1194,

3.00%, 6/1/46	268	227

Pool #ZM1933,

3.00%, 10/1/46	303	256

Pool #ZM2167,

3.00%, 11/1/46	489	413

Pool #ZM2286,

3.50%, 12/1/46	800	700

Pool #ZM3525,

3.50%, 6/1/47	117	103

Pool #ZM3933,

3.50%, 8/1/47	444	389

Pool #ZM4305,

3.50%, 9/1/47	445	390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #ZM4601,

3.50%, 10/1/47	$558	$490

Pool #ZM4711,

4.00%, 11/1/47	698	635

Pool #ZM4736,

3.50%, 11/1/47	166	146

Pool #ZM4908,

3.50%, 11/1/47	310	272

Pool #ZM5133,

3.50%, 12/1/47	132	115

Pool #ZM5397,

3.50%, 1/1/48	246	215

Pool #ZM5659,

3.50%, 2/1/48	263	230

Pool #ZM5917,

4.00%, 3/1/48	182	165

Pool #ZM6682,

4.50%, 5/1/48	182	171

Pool #ZM7370,

4.00%, 7/1/48	119	108

Pool #ZM7378,

5.00%, 7/1/48	145	139

Pool #ZM7849,

4.00%, 8/1/48	50	45

Pool #ZM8045,

4.00%, 9/1/48	174	157

Pool #ZM8575,

4.50%, 10/1/48	131	123

Pool #ZN1506,

3.50%, 11/1/48	629	551

Pool #ZN3447,

3.50%, 2/1/49	118	103

Pool #ZS0932,

4.50%, 8/1/34	9	8

Pool #ZS1567,

5.00%, 8/1/37	12	11

Pool #ZS2391,

5.00%, 9/1/38	22	21

Pool #ZS2499,

5.00%, 3/1/38	52	51

Pool #ZS2533,

4.50%, 2/1/39	54	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #ZS2827,

4.50%, 11/1/39	$128	$121

Pool #ZS2905,

4.50%, 4/1/40	185	175

Pool #ZS3554,

3.50%, 7/1/42	200	177

Pool #ZS3596,

4.00%, 6/1/42	527	482

Pool #ZS3613,

4.00%, 8/1/42	282	258

Pool #ZS3792,

2.50%, 7/1/43	272	222

Pool #ZS4078,

3.50%, 1/1/45	284	251

Pool #ZS4100,

3.50%, 3/1/45	517	455

Pool #ZS4127,

4.50%, 7/1/44	118	111

Pool #ZS4472,

3.50%, 2/1/42	195	173

Pool #ZS4536,

3.50%, 10/1/43	279	247

Pool #ZS4584,

3.00%, 9/1/44	100	86

Pool #ZS4600,

4.00%, 1/1/45	288	263

Pool #ZS4607,

3.50%, 3/1/45	369	325

Pool #ZS4617,

3.00%, 6/1/45	191	161

Pool #ZS4618,

3.50%, 6/1/45	301	264

Pool #ZS4621,

3.00%, 7/1/45	460	389

Pool #ZS4627,

4.00%, 8/1/45	101	92

Pool #ZS4629,

3.00%, 9/1/45	1,397	1,181

Pool #ZS4630,

3.50%, 9/1/45	204	179

Pool #ZS4634,

4.00%, 10/1/45	121	110

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #ZS4639,

4.00%, 11/1/45	$123	$112

Pool #ZS4642,

3.50%, 12/1/45	415	364

Pool #ZS4655,

3.50%, 3/1/46	203	178

Pool #ZS4667,

3.00%, 6/1/46	293	248

Pool #ZS4671,

3.00%, 8/1/46	657	556

Pool #ZS4677,

3.00%, 9/1/46	183	155

Pool #ZS4682,

3.00%, 10/1/46	242	204

Pool #ZS4703,

3.00%, 2/1/47	190	161

Pool #ZS4722,

3.50%, 6/1/47	186	163

Pool #ZS4730,

3.50%, 8/1/47	70	61

Pool #ZS4740,

4.00%, 10/1/47	331	298

Pool #ZS4743,

3.50%, 11/1/47	452	396

Pool #ZS4745,

4.50%, 11/1/47	312	292

Pool #ZS4747,

3.50%, 12/1/47	126	110

Pool #ZS4748,

4.00%, 12/1/47	345	313

Pool #ZS4749,

4.50%, 12/1/47	105	99

Pool #ZS4752,

4.00%, 1/1/48	271	247

Pool #ZS4759,

3.50%, 3/1/48	269	235

Pool #ZS4769,

4.00%, 5/1/48	146	133

Pool #ZS4773,

4.50%, 6/1/48	45	42

Pool #ZS4781,

4.50%, 7/1/48	114	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 28.5% (9) continued

Freddie Mac – 9.4% continued

Pool #ZS4785,

4.00%, 8/1/48	$111	$101

Pool #ZS6948,

2.50%, 11/1/28	132	126

Pool #ZS8023,

2.00%, 8/1/32	48	43

Pool #ZS8495,

2.50%, 8/1/28	588	556

Pool #ZS8628,

2.00%, 11/1/31	79	70

Pool #ZS8639,

2.00%, 1/1/32	27	24

Pool #ZS9449,

3.50%, 8/1/45	306	269

Pool #ZS9495,

3.50%, 10/1/45	492	432

Pool #ZS9580,

3.50%, 12/1/45	436	383

Pool #ZS9805,

3.00%, 9/1/46	454	384

Pool #ZS9813,

3.00%, 9/1/46	477	403

Pool #ZS9827,

3.00%, 10/1/46	413	350

Pool #ZS9828,

3.00%, 10/1/46	396	335

Pool #ZT0495,

4.50%, 8/1/48	48	45

Pool #ZT0524,

4.50%, 9/1/48	255	239

Pool #ZT0542,

4.00%, 7/1/48	496	450

Pool #ZT0712,

4.00%, 10/1/48	158	143

Pool #ZT0787,

4.00%, 10/1/48	147	133

Pool #ZT1702,

4.00%, 1/1/49	266	241

Pool #ZT2091,

3.00%, 6/1/34	69	63

		210,579

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Freddie Mac Gold – 0.4%

Pool #A16753,

5.00%, 11/1/33	$25	$24

Pool #A17665,

5.00%, 1/1/34	27	27

Pool #A27950,

5.50%, 11/1/34	60	59

Pool #A31136,

5.50%, 1/1/35	118	115

Pool #A39306,

5.50%, 11/1/35	22	22

Pool #A46224,

5.00%, 7/1/35	7	7

Pool #A48104,

5.00%, 1/1/36	28	28

Pool #A57604,

5.00%, 3/1/37	37	36

Pool #A58718,

5.50%, 3/1/37	5	5

Pool #A59081,

5.50%, 4/1/37	33	33

Pool #A61560,

5.50%, 10/1/36	76	76

Pool #A64474,

5.50%, 9/1/37	6	6

Pool #A67116,

7.00%, 10/1/37	13	13

Pool #A68761,

5.50%, 9/1/37	105	102

Pool #A69303,

6.00%, 11/1/37	9	9

Pool #A73778,

5.00%, 2/1/38	36	35

Pool #A74134,

7.00%, 2/1/38	18	17

Pool #A81606,

6.00%, 9/1/38	15	15

Pool #A83008,

5.50%, 11/1/38	87	85

Pool #A91541,

5.00%, 3/1/40	73	72

Pool #C91009,

5.00%, 11/1/26	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Freddie Mac Gold – 0.4% continued

Pool #C91247,

5.00%, 4/1/29	$32	$31

Pool #C91370,

4.50%, 5/1/31	64	61

Pool #C91388,

3.50%, 2/1/32	74	69

Pool #C91485,

3.50%, 8/1/32	113	104

Pool #C91826,

3.00%, 5/1/35	84	75

Pool #C91858,

3.00%, 12/1/35	86	77

Pool #C91879,

3.00%, 6/1/36	101	90

Pool #C91891,

3.00%, 9/1/36	126	113

Pool #C91904,

2.50%, 11/1/36	76	66

Pool #C91908,

3.00%, 1/1/37	49	44

Pool #C91949,

3.00%, 9/1/37	98	87

Pool #C91955,

3.00%, 10/1/37	88	78

Pool #C91970,

3.50%, 1/1/38	111	100

Pool #D97564,

5.00%, 1/1/28	59	56

Pool #D99094,

3.00%, 3/1/32	78	71

Pool #E04044,

3.50%, 8/1/27	143	139

Pool #G02064,

5.00%, 2/1/36	41	40

Pool #G02069,

5.50%, 3/1/36	6	6

Pool #G02386,

6.00%, 11/1/36	61	62

Pool #G02391,

6.00%, 11/1/36	2	2

Pool #G02540,

5.00%, 11/1/34	22	21

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Freddie Mac Gold – 0.4% continued

Pool #G02649,

6.00%, 1/1/37	$4	$4

Pool #G02789,

6.00%, 4/1/37	304	310

Pool #G02911,

6.00%, 4/1/37	4	5

Pool #G02973,

6.00%, 6/1/37	9	9

Pool #G03121,

5.00%, 6/1/36	35	34

Pool #G03134,

5.50%, 8/1/36	16	16

Pool #G03218,

6.00%, 9/1/37	6	7

Pool #G03351,

6.00%, 9/1/37	18	19

Pool #G03513,

6.00%, 11/1/37	19	20

Pool #G03600,

7.00%, 11/1/37	9	10

Pool #G03737,

6.50%, 11/1/37	127	132

Pool #G03992,

6.00%, 3/1/38	24	25

Pool #G04287,

5.00%, 5/1/38	35	34

Pool #G04459,

5.50%, 6/1/38	31	31

Pool #G04611,

6.00%, 7/1/38	64	65

Pool #G04650,

6.50%, 9/1/38	25	26

Pool #G05733,

5.00%, 11/1/39	98	96

Pool #G05969,

5.00%, 8/1/40	49	48

Pool #G06767,

5.00%, 10/1/41	205	200

Pool #G06947,

6.00%, 5/1/40	70	71

Pool #G08189,

7.00%, 3/1/37	13	13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Freddie Mac Gold – 0.4% continued

Pool #G08192,

5.50%, 4/1/37	$15	$15

Pool #G08341,

5.00%, 4/1/39	260	255

Pool #G13433,

5.50%, 1/1/24(8)	—	—

Pool #G14168,

5.50%, 12/1/24(8)	—	—

Pool #G14554,

4.50%, 7/1/26	4	4

Pool #G14891,

3.00%, 10/1/28	83	79

Pool #G15134,

3.00%, 5/1/29	62	59

Pool #G16562,

3.50%, 8/1/33	227	213

Pool #G16774,

3.50%, 2/1/34	108	101

Pool #G16786,

4.00%, 4/1/34	133	127

Pool #G18438,

2.50%, 6/1/27	67	64

Pool #G18571,

2.50%, 10/1/30	125	114

Pool #G18601,

3.00%, 5/1/31	164	153

Pool #G18664,

3.50%, 10/1/32	98	92

Pool #G18681,

3.00%, 3/1/33	318	294

Pool #G30327,

4.50%, 1/1/27	6	6

Pool #G31020,

2.50%, 2/1/37	28	24

Pool #G31057,

3.00%, 2/1/38	161	144

Pool #G67713,

4.00%, 6/1/48	550	500

Pool #J08913,

5.50%, 10/1/23(8)	—	—

Pool #J09305,

5.00%, 2/1/24	1	1

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Freddie Mac Gold – 0.4% continued

Pool #J09463,

5.00%, 3/1/24	$3	$3

Pool #J11136,

4.00%, 11/1/24	2	2

Pool #J12098,

4.50%, 4/1/25	39	38

Pool #J14808,

3.50%, 3/1/26	77	75

Pool #J16932,

3.00%, 10/1/26	50	48

Pool #J17055,

3.00%, 11/1/26	36	34

Pool #J17232,

3.00%, 11/1/26	45	43

Pool #J20834,

2.50%, 10/1/27	125	119

Pool #J22069,

2.50%, 1/1/28	35	34

Pool #J22986,

2.50%, 3/1/28	270	256

Pool #J30435,

3.00%, 1/1/30	157	146

Pool #J32244,

3.00%, 7/1/30	685	637

Pool #K90071,

3.00%, 2/1/33	225	203

Pool #K90641,

3.50%, 6/1/33	29	26

Pool #K90791,

3.00%, 7/1/33	125	112

Pool #K92325,

3.00%, 1/1/35	163	146

Pool #V60886,

2.50%, 8/1/30	82	75

Pool #V60902,

2.50%, 8/1/30	68	62

Pool #V61347,

2.50%, 10/1/31	280	254

		7,913

Government National Mortgage Association I – 0.2%

Pool #510835,

5.50%, 2/15/35	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association I – 0.2% continued

Pool #553463,

3.50%, 1/15/42	$264	$237

Pool #597889,

5.50%, 6/15/33	58	57

Pool #614169,

5.00%, 7/15/33	16	15

Pool #616879,

3.50%, 2/15/42	202	181

Pool #617739,

6.00%, 10/15/37	4	4

Pool #634431,

6.00%, 9/15/34	10	10

Pool #641416,

5.50%, 4/15/35	61	60

Pool #646341,

6.00%, 11/15/36	8	8

Pool #648538,

5.00%, 12/15/35	49	47

Pool #651753,

5.50%, 3/15/36	4	4

Pool #670030,

3.00%, 7/15/45	179	153

Pool #675211,

6.50%, 3/15/38	5	5

Pool #675484,

5.50%, 6/15/38	15	15

Pool #676360,

6.50%, 10/15/37	1	2

Pool #682899,

6.00%, 9/15/40	98	98

Pool #687824,

5.50%, 8/15/38	40	40

Pool #687900,

5.00%, 9/15/38	52	50

Pool #687901,

5.00%, 9/15/38	18	17

Pool #692309,

6.00%, 1/15/39	19	19

Pool #697645,

5.50%, 10/15/38	18	18

Pool #698236,

5.00%, 6/15/39	107	104

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association I – 0.2% continued

Pool #698336,

4.50%, 5/15/39	$100	$96

Pool #699277,

6.00%, 9/15/38	3	3

Pool #700918,

5.50%, 11/15/38	24	23

Pool #700972,

5.50%, 11/15/38	9	9

Pool #701196,

6.00%, 10/15/38	4	4

Pool #703677,

5.50%, 6/15/39	75	73

Pool #704185,

5.50%, 1/15/39	14	14

Pool #704514,

4.50%, 5/15/39	214	205

Pool #717175,

4.50%, 6/15/39	111	107

Pool #719262,

5.00%, 8/15/40	68	66

Pool #720202,

4.50%, 7/15/39	87	83

Pool #723231,

4.00%, 10/15/39	89	82

Pool #723339,

5.00%, 9/15/39	49	48

Pool #726085,

4.00%, 11/15/24	5	5

Pool #728629,

4.50%, 1/15/40	157	150

Pool #736768,

3.00%, 11/15/42	438	381

Pool #737286,

4.50%, 5/15/40	125	119

Pool #737416,

3.50%, 9/15/25	10	9

Pool #738134,

3.50%, 4/15/26	21	21

Pool #738247,

4.50%, 4/15/41	62	59

Pool #745215,

4.00%, 7/15/25	9	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association I – 0.2% continued

Pool #747643,

4.50%, 8/15/40	$156	$149

Pool #760874,

3.50%, 2/15/26	24	23

Pool #768800,

4.50%, 6/15/41	30	29

Pool #773939,

4.00%, 11/15/41	189	174

Pool #778957,

3.50%, 3/15/42	263	236

Pool #782131,

5.50%, 12/15/36	16	16

Pool #782150,

5.50%, 4/15/37	22	22

Pool #782259,

5.00%, 2/15/36	44	43

Pool #782272,

5.50%, 2/15/38	38	38

Pool #782498,

6.00%, 12/15/38	18	19

Pool #782584,

5.00%, 3/15/39	23	22

Pool #782675,

4.50%, 6/15/24	3	3

Pool #782696,

5.00%, 6/15/39	102	99

Pool #782831,

6.00%, 12/15/39	13	14

Pool #783176,

4.00%, 11/15/40	273	252

Pool #783740,

2.50%, 12/15/27	43	40

Pool #AA5391,

3.50%, 6/15/42	15	14

Pool #AA6089,

3.00%, 2/15/43	198	172

Pool #AB2761,

3.50%, 8/15/42	51	45

Pool #AB2891,

3.00%, 9/15/42	70	61

Pool #AD8781,

3.00%, 3/15/43	166	144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association I – 0.2% continued

Pool #AD9016,

3.00%, 4/15/43	$134	$116

Pool #AL1763,

3.50%, 1/15/45	70	63

		4,512

Government National Mortgage Association II – 5.8%

Pool #3570,

6.00%, 6/20/34	20	21

Pool #3665,

5.50%, 1/20/35	52	51

Pool #3852,

6.00%, 5/20/36	9	9

Pool #3879,

6.00%, 7/20/36	23	24

Pool #3910,

6.00%, 10/20/36	13	13

Pool #3994,

5.00%, 6/20/37	8	8

Pool #4018,

6.50%, 8/20/37	32	34

Pool #4026,

5.00%, 9/20/37	11	10

Pool #4027,

5.50%, 9/20/37	5	5

Pool #4040,

6.50%, 10/20/37	7	7

Pool #4098,

5.50%, 3/20/38	39	39

Pool #4116,

6.50%, 4/20/38	16	16

Pool #4170,

6.00%, 6/20/38	30	31

Pool #4194,

5.50%, 7/20/38	68	68

Pool #4243,

5.00%, 9/20/38	17	17

Pool #4244,

5.50%, 9/20/38	20	20

Pool #4245,

6.00%, 9/20/38	10	11

Pool #4269,

6.50%, 10/20/38	15	16

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #4290,

5.50%, 11/20/38	$13	$13

Pool #4344,

6.00%, 1/20/39	23	24

Pool #4345,

6.50%, 1/20/39	17	18

Pool #4425,

5.50%, 4/20/39	40	40

Pool #4559,

5.00%, 10/20/39	82	80

Pool #4561,

6.00%, 10/20/39	49	50

Pool #4617,

4.50%, 1/20/40	24	23

Pool #4619,

5.50%, 1/20/40	93	93

Pool #4713,

4.50%, 6/20/40	69	65

Pool #4747,

5.00%, 7/20/40	62	60

Pool #4881,

3.50%, 12/20/40	267	239

Pool #4882,

4.00%, 12/20/40	593	549

Pool #4923,

4.50%, 1/20/41	63	60

Pool #5050,

4.00%, 5/20/26	23	22

Pool #5081,

4.00%, 6/20/41	101	94

Pool #5082,

4.50%, 6/20/41	102	96

Pool #5114,

4.00%, 7/20/41	379	351

Pool #5141,

5.00%, 8/20/41	60	59

Pool #5175,

4.50%, 9/20/41	60	57

Pool #5202,

3.50%, 10/20/41	160	143

Pool #5203,

4.00%, 10/20/41	96	89

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #5232,

3.50%, 11/20/41	$300	$268

Pool #5264,

5.50%, 12/20/41	7	7

Pool #5280,

4.00%, 1/20/42	110	101

Pool #5304,

3.50%, 2/20/42	112	100

Pool #5317,

5.50%, 2/20/42	51	51

Pool #5331,

3.50%, 3/20/42	176	157

Pool #626951,

3.00%, 6/20/45	490	409

Pool #737602,

4.00%, 11/20/40	147	135

Pool #752757,

4.50%, 11/20/40	189	178

Pool #755677,

4.00%, 12/20/40	84	78

Pool #766711,

4.00%, 5/20/42	456	422

Pool #782433,

6.00%, 10/20/38	43	45

Pool #783976,

3.50%, 4/20/43	1,309	1,159

Pool #784345,

3.50%, 7/20/47	375	341

Pool #AA5970,

3.00%, 1/20/43	522	448

Pool #AA6149,

3.00%, 3/20/43	513	450

Pool #AA6160,

3.50%, 3/20/43	170	152

Pool #AA6243,

3.50%, 4/20/43	52	46

Pool #AB9443,

3.50%, 11/20/42	209	184

Pool #AD1755,

3.50%, 2/20/43	326	288

Pool #AD8825,

3.50%, 3/20/43	166	146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #AF5097,

4.00%, 8/20/43	$447	$411

Pool #AJ0645,

3.50%, 7/20/44	144	128

Pool #AJ3643,

4.00%, 10/20/44	345	316

Pool #AO7682,

4.00%, 8/20/45	320	293

Pool #BB6965,

3.50%, 7/20/47	267	237

Pool #BE9902,

4.50%, 6/20/48	84	78

Pool #MA0006,

2.50%, 4/20/27	26	25

Pool #MA0022,

3.50%, 4/20/42	174	156

Pool #MA0088,

3.50%, 5/20/42	394	352

Pool #MA0220,

3.50%, 7/20/42	206	184

Pool #MA0318,

3.50%, 8/20/42	381	341

Pool #MA0321,

5.00%, 8/20/42	89	88

Pool #MA0391,

3.00%, 9/20/42	882	761

Pool #MA0392,

3.50%, 9/20/42	171	153

Pool #MA0698,

3.00%, 1/20/43	207	178

Pool #MA0826,

3.00%, 3/20/28	37	36

Pool #MA0850,

2.50%, 3/20/43	86	71

Pool #MA0851,

3.00%, 3/20/43	299	258

Pool #MA0933,

3.00%, 4/20/43	362	312

Pool #MA0934,

3.50%, 4/20/43	118	106

Pool #MA1011,

3.00%, 5/20/43	349	301

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA1012,

3.50%, 5/20/43	$320	$287

Pool #MA1089,

3.00%, 6/20/43	369	318

Pool #MA1224,

3.50%, 8/20/43	259	232

Pool #MA1285,

3.50%, 9/20/43	154	137

Pool #MA1839,

4.00%, 4/20/44	78	72

Pool #MA1920,

4.00%, 5/20/44	83	76

Pool #MA2224,

4.00%, 9/20/44	465	429

Pool #MA2444,

3.00%, 12/20/44	55	47

Pool #MA2521,

3.50%, 1/20/45	231	205

Pool #MA2522,

4.00%, 1/20/45	100	92

Pool #MA2677,

3.00%, 3/20/45	111	95

Pool #MA2753,

3.00%, 4/20/45	304	262

Pool #MA2754,

3.50%, 4/20/45	122	109

Pool #MA2891,

3.00%, 6/20/45	337	291

Pool #MA2892,

3.50%, 6/20/45	116	103

Pool #MA2960,

3.00%, 7/20/45	277	237

Pool #MA3034,

3.50%, 8/20/45	337	300

Pool #MA3104,

3.00%, 9/20/45	398	343

Pool #MA3106,

4.00%, 9/20/45	290	267

Pool #MA3172,

3.00%, 10/20/45	74	63

Pool #MA3174,

4.00%, 10/20/45	162	149

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA3244,

3.50%, 11/20/45	$256	$228

Pool #MA3245,

4.00%, 11/20/45	598	548

Pool #MA3310,

3.50%, 12/20/45	963	855

Pool #MA3378,

4.50%, 1/20/46	375	356

Pool #MA3521,

3.50%, 3/20/46	477	425

Pool #MA3522,

4.00%, 3/20/46	137	126

Pool #MA3596,

3.00%, 4/20/46	271	232

Pool #MA3597,

3.50%, 4/20/46	481	428

Pool #MA3662,

3.00%, 5/20/46	453	390

Pool #MA3663,

3.50%, 5/20/46	287	256

Pool #MA3664,

4.00%, 5/20/46	131	120

Pool #MA3735,

3.00%, 6/20/46	548	472

Pool #MA3736,

3.50%, 6/20/46	370	330

Pool #MA3777,

2.50%, 7/20/31	48	43

Pool #MA3778,

3.00%, 7/20/31	64	60

Pool #MA3802,

3.00%, 7/20/46	645	557

Pool #MA3803,

3.50%, 7/20/46	545	485

Pool #MA3873,

3.00%, 8/20/46	247	213

Pool #MA3874,

3.50%, 8/20/46	257	229

Pool #MA3912,

2.50%, 9/20/31	70	64

Pool #MA3936,

3.00%, 9/20/46	567	489

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA4002,

2.50%, 10/20/46	$43	$36

Pool #MA4003,

3.00%, 10/20/46	378	325

Pool #MA4067,

2.50%, 11/20/46	355	295

Pool #MA4101,

2.50%, 12/20/31	37	34

Pool #MA4125,

2.50%, 12/20/46	24	20

Pool #MA4196,

3.50%, 1/20/47	387	344

Pool #MA4322,

4.00%, 3/20/47	150	138

Pool #MA4382,

3.50%, 4/20/47	123	109

Pool #MA4509,

3.00%, 6/20/47	594	511

Pool #MA4512,

4.50%, 6/20/47	218	205

Pool #MA4624,

3.00%, 8/20/32	52	48

Pool #MA4652,

3.50%, 8/20/47	509	452

Pool #MA4718,

3.00%, 9/20/47	1,386	1,190

Pool #MA4719,

3.50%, 9/20/47	789	700

Pool #MA4778,

3.50%, 10/20/47	497	440

Pool #MA4838,

4.00%, 11/20/47	71	65

Pool #MA4900,

3.50%, 12/20/47	500	445

Pool #MA4962,

3.50%, 1/20/48	461	410

Pool #MA4963,

4.00%, 1/20/48	171	157

Pool #MA5021,

4.50%, 2/20/48	233	219

Pool #MA5077,

3.50%, 3/20/48	538	477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA5137,

4.00%, 4/20/48	$73	$67

Pool #MA5191,

3.50%, 5/20/48	313	277

Pool #MA5264,

4.00%, 6/20/48	182	166

Pool #MA5265,

4.50%, 6/20/48	182	171

Pool #MA5266,

5.00%, 6/20/48	246	237

Pool #MA5330,

4.00%, 7/20/48	240	219

Pool #MA5331,

4.50%, 7/20/48	369	344

Pool #MA5398,

4.00%, 8/20/48	169	154

Pool #MA5399,

4.50%, 8/20/48	183	171

Pool #MA5466,

4.00%, 9/20/48	413	377

Pool #MA5467,

4.50%, 9/20/48	213	200

Pool #MA5528,

4.00%, 10/20/48	237	216

Pool #MA5529,

4.50%, 10/20/48	209	196

Pool #MA5595,

4.00%, 11/20/48	83	76

Pool #MA5653,

5.00%, 12/20/48	274	263

Pool #MA5818,

4.50%, 3/20/49	214	200

Pool #MA5931,

4.00%, 5/20/49	428	390

Pool #MA5985,

3.50%, 6/20/49	449	397

Pool #MA6040,

4.00%, 7/20/49	510	465

Pool #MA6217,

2.50%, 10/20/49	200	165

Pool #MA6218,

3.00%, 10/20/49	738	630

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA6282,

2.50%, 11/20/49	$529	$434

Pool #MA6283,

3.00%, 11/20/49	1,121	953

Pool #MA6310,

3.00%, 12/20/34	45	41

Pool #MA6337,

2.50%, 12/20/49	156	128

Pool #MA6338,

3.00%, 12/20/49	1,677	1,428

Pool #MA6339,

3.50%, 12/20/49	865	764

Pool #MA6408,

2.50%, 1/20/50	413	340

Pool #MA6409,

3.00%, 1/20/50	482	411

Pool #MA6410,

3.50%, 1/20/50	866	769

Pool #MA6655,

2.50%, 5/20/50	344	282

Pool #MA6709,

2.50%, 6/20/50	1,597	1,313

Pool #MA6765,

2.50%, 7/20/50	1,837	1,512

Pool #MA6819,

2.50%, 8/20/50	1,021	838

Pool #MA6820,

3.00%, 8/20/50	800	681

Pool #MA6865,

2.50%, 9/20/50	793	650

Pool #MA6866,

3.00%, 9/20/50	5,133	4,370

Pool #MA6930,

2.00%, 10/20/50	1,208	961

Pool #MA6931,

2.50%, 10/20/50	2,574	2,110

Pool #MA6994,

2.00%, 11/20/50	1,577	1,253

Pool #MA6995,

2.50%, 11/20/50	1,265	1,037

Pool #MA7051,

2.00%, 12/20/50	2,103	1,669

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA7052,

2.50%, 12/20/50	$1,451	$1,189

Pool #MA7135,

2.00%, 1/20/51	4,139	3,282

Pool #MA7136,

2.50%, 1/20/51	1,664	1,363

Pool #MA7164,

2.00%, 2/20/36	371	318

Pool #MA7192,

2.00%, 2/20/51	3,336	2,645

Pool #MA7193,

2.50%, 2/20/51	760	622

Pool #MA7254,

2.00%, 3/20/51	3,700	2,937

Pool #MA7311,

2.00%, 4/20/51	2,272	1,798

Pool #MA7312,

2.50%, 4/20/51	1,426	1,167

Pool #MA7366,

2.00%, 5/20/51	851	675

Pool #MA7367,

2.50%, 5/20/51	810	663

Pool #MA7417,

2.00%, 6/20/51	3,914	3,103

Pool #MA7418,

2.50%, 6/20/51	1,538	1,258

Pool #MA7471,

2.00%, 7/20/51	3,073	2,435

Pool #MA7472,

2.50%, 7/20/51	2,396	1,960

Pool #MA7534,

2.50%, 8/20/51	2,115	1,730

Pool #MA7535,

3.00%, 8/20/51	1,001	851

Pool #MA7588,

2.00%, 9/20/51	1,675	1,326

Pool #MA7589,

2.50%, 9/20/51	3,322	2,717

Pool #MA7647,

1.50%, 10/20/51	433	330

Pool #MA7648,

2.00%, 10/20/51	1,286	1,018

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA7649,

2.50%, 10/20/51	$1,607	$1,315

Pool #MA7704,

2.00%, 11/20/51	1,737	1,373

Pool #MA7705,

2.50%, 11/20/51	1,710	1,399

Pool #MA7880,

2.00%, 2/20/52	1,796	1,420

Pool #MA7881,

2.50%, 2/20/52	1,337	1,093

Pool #MA7936,

2.50%, 3/20/52	896	732

Pool #MA7988,

3.00%, 4/20/52	1,820	1,543

Pool #MA7989,

3.50%, 4/20/52	552	484

Pool #MA8042,

2.50%, 5/20/52	1,822	1,489

Pool #MA8148,

3.00%, 7/20/52	642	544

Pool #MA8151,

4.50%, 7/20/52	1,879	1,738

Pool #MA8201,

4.50%, 8/20/52	757	701

Pool #MA8266,

3.50%, 9/20/52	952	834

Pool #MA8267,

4.00%, 9/20/52	1,913	1,724

Pool #MA8268,

4.50%, 9/20/52	955	883

Pool #MA8489,

4.50%, 12/20/52	1,947	1,801

Pool #MA8490,

5.00%, 12/20/52	1,932	1,831

Pool #MA8491,

5.50%, 12/20/52	1,920	1,866

Pool #MA8569,

5.00%, 1/20/53	1,949	1,849

Pool #MA8723,

4.00%, 3/20/53	1,857	1,674

Pool #MA8945,

4.00%, 6/20/53	296	267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.5% (9) continued

Government National Mortgage Association II – 5.8% continued

Pool #MA8947,

5.00%, 6/20/53	$994	$942

Pool #MA8948,

5.50%, 6/20/53	993	964

Pool #MA8949,

6.00%, 6/20/53	2,479	2,464

Pool #MA8950,

6.50%, 6/20/53	1,487	1,492

Pool #MA9015,

4.50%, 7/20/53	996	921

Pool #MA9016,

5.00%, 7/20/53	2,389	2,265

Pool #MA9017,

5.50%, 7/20/53	1,593	1,546

Pool #MA9106,

5.50%, 8/20/53	998	969

Pool #MA9107,

8/20/53(12)	498	493

		129,543

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	1,650	1,614

Total U.S. Government Agencies

(Cost $754,499)		635,045

U.S. GOVERNMENT OBLIGATIONS – 40.9%

U.S. Treasury Bonds – 8.0%

4.50%, 5/15/38	1,000	978

3.50%, 2/15/39	1,000	864

4.25%, 5/15/39	1,100	1,037

4.50%, 8/15/39	1,000	969

4.38%, 11/15/39	1,200	1,142

4.63%, 2/15/40	1,000	979

1.13%, 5/15/40	4,000	2,296

4.38%, 5/15/40	2,000	1,897

1.13%, 8/15/40	4,500	2,558

3.88%, 8/15/40	1,000	888

1.38%, 11/15/40	5,000	2,959

4.25%, 11/15/40	1,000	930

1.88%, 2/15/41	7,000	4,516

4.75%, 2/15/41	1,300	1,286

2.25%, 5/15/41	5,000	3,430

1.75%, 8/15/41	7,000	4,359

3.75%, 8/15/41	2,500	2,164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 40.9% continued

U.S. Treasury Bonds – 8.0% continued

2.00%, 11/15/41	$5,000	$3,245

3.13%, 11/15/41	1,500	1,179

2.38%, 2/15/42	4,000	2,765

3.13%, 2/15/42	2,000	1,568

3.25%, 5/15/42	3,000	2,391

2.75%, 8/15/42	3,000	2,199

3.38%, 8/15/42	3,500	2,836

2.75%, 11/15/42	2,500	1,825

4.00%, 11/15/42	4,000	3,550

3.13%, 2/15/43	2,000	1,548

3.88%, 2/15/43	2,500	2,176

2.88%, 5/15/43	3,000	2,223

3.88%, 5/15/43	3,500	3,043

3.63%, 8/15/43	4,000	3,338

4.38%, 8/15/43	2,700	2,519

3.63%, 2/15/44	5,000	4,157

3.38%, 5/15/44	3,000	2,394

3.13%, 8/15/44	2,500	1,910

3.00%, 11/15/44	2,500	1,866

2.50%, 2/15/45	3,000	2,037

3.00%, 5/15/45	1,500	1,114

2.88%, 8/15/45	2,000	1,449

3.00%, 11/15/45	2,000	1,479

2.50%, 2/15/46	2,500	1,678

2.50%, 5/15/46	2,500	1,675

2.25%, 8/15/46	3,000	1,902

2.88%, 11/15/46	1,500	1,077

3.00%, 2/15/47	3,500	2,570

3.00%, 5/15/47	2,000	1,467

2.75%, 8/15/47	3,000	2,094

2.75%, 11/15/47	3,000	2,092

3.00%, 2/15/48	3,500	2,561

3.13%, 5/15/48	3,500	2,621

3.00%, 8/15/48	4,000	2,924

3.38%, 11/15/48	4,000	3,137

3.00%, 2/15/49	4,500	3,289

2.88%, 5/15/49	4,500	3,210

2.25%, 8/15/49	4,000	2,490

2.38%, 11/15/49	3,500	2,240

2.00%, 2/15/50	4,500	2,626

1.25%, 5/15/50	5,500	2,595

1.38%, 8/15/50	6,000	2,928

1.63%, 11/15/50	6,000	3,143

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 40.9% continued

U.S. Treasury Bonds – 8.0% continued

1.88%, 2/15/51	$6,500	$3,643

2.38%, 5/15/51	7,000	4,440

2.00%, 8/15/51	6,500	3,751

1.88%, 11/15/51	8,000	4,459

2.25%, 2/15/52	5,500	3,375

2.88%, 5/15/52	5,500	3,900

3.00%, 8/15/52	5,000	3,643

4.00%, 11/15/52	5,000	4,432

3.63%, 2/15/53	5,000	4,135

3.63%, 5/15/53	5,000	4,140

4.13%, 8/15/53	4,000	3,631

		177,931

U.S. Treasury Notes – 32.9%

0.63%, 10/15/24	5,000	4,759

0.75%, 11/15/24	5,000	4,749

2.25%, 11/15/24	5,000	4,830

1.50%, 11/30/24	5,000	4,784

4.50%, 11/30/24	5,000	4,950

1.00%, 12/15/24	10,000	9,496

4.25%, 12/31/24	5,000	4,933

1.38%, 1/31/25	10,000	9,495

4.13%, 1/31/25	5,000	4,923

1.50%, 2/15/25	5,000	4,750

2.00%, 2/15/25	5,000	4,783

2.75%, 2/28/25	5,000	4,828

4.63%, 2/28/25	5,000	4,955

1.75%, 3/15/25	5,000	4,755

3.88%, 3/31/25	8,000	7,841

2.63%, 4/15/25	5,000	4,809

0.38%, 4/30/25	5,000	4,635

4.13%, 4/30/25	5,000	4,898

2.13%, 5/15/25	5,000	4,762

2.75%, 5/15/25	5,000	4,810

4.25%, 5/31/25	10,000	9,852

2.75%, 6/30/25	5,000	4,801

4.63%, 6/30/25	5,000	4,957

3.00%, 7/15/25	5,000	4,818

0.25%, 7/31/25	5,000	4,578

4.75%, 7/31/25	5,000	4,967

2.00%, 8/15/25	5,000	4,724

3.13%, 8/15/25	5,000	4,824

0.25%, 8/31/25	5,000	4,562

5.00%, 8/31/25	5,000	4,990

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 40.9% continued

U.S. Treasury Notes – 32.9% continued

3.00%, 9/30/25	$5,000	$4,806

4.25%, 10/15/25	5,000	4,922

0.25%, 10/31/25	5,000	4,534

4.50%, 11/15/25	10,000	9,894

2.88%, 11/30/25	5,000	4,783

2.63%, 12/31/25	10,000	9,505

3.88%, 1/15/26	5,000	4,882

0.38%, 1/31/26	5,000	4,501

1.63%, 2/15/26	5,000	4,632

4.00%, 2/15/26	5,000	4,894

0.50%, 2/28/26	5,000	4,502

4.63%, 3/15/26	5,000	4,965

0.75%, 3/31/26	5,000	4,521

0.75%, 4/30/26	5,000	4,504

1.63%, 5/15/26	5,000	4,603

3.63%, 5/15/26	10,000	9,693

0.88%, 6/30/26	10,000	8,998

0.63%, 7/31/26	10,000	8,900

1.50%, 8/15/26	10,000	9,115

4.50%, 8/15/26	5,000	4,938

0.75%, 8/31/26	5,000	4,453

1.63%, 9/30/26	10,000	9,128

1.13%, 10/31/26	10,000	8,960

2.00%, 11/15/26	10,000	9,198

1.25%, 12/31/26	5,000	4,479

2.25%, 2/15/27	10,000	9,228

1.13%, 2/28/27	10,000	8,875

2.50%, 3/31/27	10,000	9,289

2.75%, 4/30/27	5,000	4,676

2.38%, 5/15/27	5,000	4,611

0.50%, 5/31/27	10,000	8,592

3.25%, 6/30/27	10,000	9,501

2.75%, 7/31/27	10,000	9,315

2.25%, 8/15/27	10,000	9,138

0.50%, 8/31/27	5,000	4,256

4.13%, 9/30/27	5,000	4,896

0.50%, 10/31/27	5,000	4,229

4.13%, 10/31/27	5,000	4,894

2.25%, 11/15/27	5,000	4,547

0.63%, 11/30/27	5,000	4,240

0.63%, 12/31/27	5,000	4,228

3.88%, 12/31/27	5,000	4,846

0.75%, 1/31/28	5,000	4,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 40.9% continued

U.S. Treasury Notes – 32.9% continued

3.50%, 1/31/28	$5,000	$4,772

2.75%, 2/15/28	5,000	4,624

4.00%, 2/29/28	10,000	9,741

1.25%, 3/31/28	5,000	4,315

3.63%, 3/31/28	5,000	4,793

3.63%, 4/30/28	5,000	4,766

2.88%, 5/15/28	10,000	9,267

3.63%, 5/31/28	10,000	9,584

1.25%, 6/30/28	5,000	4,282

4.00%, 6/30/28	5,000	4,867

1.00%, 7/31/28	5,000	4,218

4.13%, 7/31/28	5,000	4,892

2.88%, 8/15/28	5,000	4,617

1.13%, 8/31/28	5,000	4,234

4.38%, 8/31/28	5,000	4,950

1.25%, 9/30/28	5,000	4,249

1.38%, 10/31/28	5,000	4,266

3.13%, 11/15/28	5,000	4,656

1.50%, 11/30/28	5,000	4,285

1.38%, 12/31/28	5,000	4,247

1.75%, 1/31/29	5,000	4,321

2.63%, 2/15/29	5,000	4,523

1.88%, 2/28/29	5,000	4,342

2.38%, 3/31/29	5,000	4,452

2.38%, 5/15/29	5,000	4,443

2.75%, 5/31/29	5,000	4,530

2.63%, 7/31/29	5,000	4,486

1.63%, 8/15/29	5,000	4,243

3.88%, 9/30/29	5,000	4,796

4.00%, 10/31/29	5,000	4,828

3.88%, 11/30/29	5,000	4,792

3.88%, 12/31/29	5,000	4,790

1.50%, 2/15/30	5,000	4,145

3.50%, 4/30/30	8,000	7,487

0.63%, 5/15/30	5,000	3,869

3.75%, 5/31/30	10,000	9,494

4.00%, 7/31/30	5,000	4,816

0.63%, 8/15/30	10,000	7,675

0.88%, 11/15/30	10,000	7,780

1.13%, 2/15/31	10,000	7,887

1.63%, 5/15/31	10,000	8,119

1.25%, 8/15/31	10,000	7,816

1.38%, 11/15/31	10,000	7,838

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 40.9% continued

U.S. Treasury Notes – 32.9% continued

1.88%, 2/15/32	$10,000	$8,123

2.88%, 5/15/32	10,000	8,778

2.75%, 8/15/32	15,000	12,989

4.13%, 11/15/32	10,000	9,644

3.50%, 2/15/33	10,000	9,175

3.38%, 5/15/33	10,000	9,069

4.00%, 8/15/33	7,500	7,086

		735,689

Total U.S. Government Obligations

(Cost $1,031,274)		913,620

MUNICIPAL BONDS – 0.6%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,

4.84%, 1/1/41	110	100

California – 0.2%

Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,

7.04%, 4/1/50	150	174

Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,

6.91%, 10/1/50	150	172

California State G.O. Unlimited Bonds, Build America Bonds,

7.30%, 10/1/39	920	1,043

7.63%, 3/1/40	405	475

7.60%, 11/1/40	400	472

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,

7.55%, 4/1/39	585	688

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,

5.87%, 6/1/40	300	306

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,

6.75%, 8/1/49	150	170

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

California – 0.2% continued

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,

6.76%, 7/1/34	$290	$314

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,

5.75%, 7/1/34	335	338

San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,

6.14%, 5/1/49	100	105

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,

6.95%, 11/1/50	75	85

University of California Revenue Bonds, Build America Bonds,

5.95%, 5/15/45	150	153

University of California Taxable General Revenue Bonds, Series AD,

4.86%, 5/15/12(5)	1,000	823

		5,318

Connecticut – 0.0%

Connecticut State Taxable G.O. Unlimited Bonds, Series A,

5.85%, 3/15/32	300	307

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,

5.59%, 12/1/34	30	30

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,

6.66%, 4/1/57	95	101

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,

6.64%, 4/1/57	65	69

7.06%, 4/1/57	285	279

		449

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,

6.90%, 12/1/40	$290	$313

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,

6.20%, 12/1/40	140	144

Illinois State Taxable Pension G.O. Unlimited Bonds,

5.10%, 6/1/33	705	669

		1,126

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,

4.50%, 8/1/31	250	237

Massachusetts State School Building Authority Sales TRB, Build America Bonds,

5.72%, 8/15/39	100	101

		338

Mississippi – 0.0%

Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,

5.25%, 11/1/34	100	99

Nevada – 0.0%

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,

6.82%, 7/1/45	200	224

New Jersey – 0.0%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,

6.56%, 12/15/40	200	212

New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,

7.41%, 1/1/40	125	146

Rutgers State University Revenue Bonds, Build America Bonds,

5.67%, 5/1/40	145	143

		501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,

7.34%, 11/15/39	$75	$87

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,

6.81%, 11/15/40	60	62

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,

5.75%, 6/15/41	200	200

5.72%, 6/15/42	250	249

New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,

5.77%, 8/1/36	280	282

New York G.O. Unlimited Bonds, Build America Bonds,

5.52%, 10/1/37	100	98

New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,

5.60%, 3/15/40	250	244

New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,

5.63%, 3/15/39	75	74

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,

5.77%, 3/15/39	100	100

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,

5.65%, 11/1/40	350	348

Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,

5.65%, 11/1/40	200	199

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	119	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

New York – 0.1% continued

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,

4.93%, 10/1/51	$250	$226

		2,169

Ohio – 0.1%

American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,

6.45%, 2/15/44	200	209

American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,

8.08%, 2/15/50	300	376

Ohio State University Revenue Bonds, Series C, Build America Bonds,

4.91%, 6/1/40	190	175

Ohio State University Taxable Revenue Bonds, Series A,

4.80%, 6/1/11(2)	200	166

		926

Oregon – 0.0%

Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,

5.83%, 11/15/34	200	207

Pennsylvania – 0.0%

State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,

5.00%, 9/15/27	200	196

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,

6.73%, 7/1/43	100	107

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds,

5.02%, 12/1/48	180	166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

Texas – 0.1% continued

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),

6.45%, 2/15/35	$200	$201

North Texas Tollway Authority Revenue Bonds, Build America Bonds,

6.72%, 1/1/49	125	141

San Antonio Electric & Gas Revenue Bonds, Build America Bonds,

5.99%, 2/1/39	200	204

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,

5.52%, 4/1/39	200	199

Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,

5.18%, 4/1/30	300	296

University of Texas Revenue Bonds, Series C, Build America Bonds,

4.79%, 8/15/46	100	93

		1,300

Virginia – 0.0%

University of Virginia University Taxable Revenue Refunding Bonds,

2.26%, 9/1/50	1,000	569

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,

5.49%, 11/1/39	80	79

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,

5.14%, 8/1/40	100	95

		174

Total Municipal Bonds

(Cost $14,984)		14,140

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII(13) (14) *	50,000	$—

Total Other

(Cost $39)		—

INVESTMENT COMPANIES – 1.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(15) (16)	27,208,277	27,208

Total Investment Companies

(Cost $27,208)		27,208

Total Investments – 100.1%

(Cost $2,559,990)		2,234,626
Liabilities less Other Assets – (0.1%)		(1,945)

NET ASSETS – 100.0%		$2,232,681

(1)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2116.
(5)	Century bond maturing in 2112.
(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(7)	Zero coupon bond.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(11)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(12)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(13)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Asset-Backed Securities	0.5%

Commercial Mortgage-Backed Securities	0.9%

Corporate Bonds	20.7%

Foreign Issuer Bonds	6.8%

U.S. Government Agencies	28.5%

U.S. Government Obligations	40.9%

Municipal Bonds	0.6%

Other	0.0%

Investment Companies	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	121	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-backed securities(1)	$—	$10,329	$—	$10,329

Commercial Mortgage-Backed Securities	—	20,640	—	20,640

Corporate Bonds(1)	—	461,653	—	461,653

Foreign Issuer Bonds(1)	—	151,991	—	151,991

U.S. Government Agencies(1)	—	635,045	—	635,045

U.S. Government Obligations(1)	—	913,620	—	913,620

Municipal Bonds(1)	—	14,140	—	14,140

Investment Companies	27,208	—	—	27,208

Total Investments	$27,208	$2,207,418	$—	$2,234,626

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 90.7%

California – 90.7%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,

4.00%, 12/1/24	$850	$850

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,

5.00%, 8/1/42	2,000	2,058

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,

5.00%, 8/1/43	1,000	1,021

Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

5.00%, 8/1/44	1,700	1,764

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,

2.95%, 4/1/26(1) (2)	7,175	6,921

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,

2.13%, 4/1/25(1) (2)	13,000	12,562

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(1) (2)	3,500	3,302

California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,

4.00%, 12/1/27(1) (2)	1,400	1,357

California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,

5.00%, 8/1/29(1) (2)	750	755

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,

5.00%, 6/1/27	325	335

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	1,685	1,478

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),

3.75%, 3/25/35	$1,950	$1,804

California School Finance Authority Educational Facilities Revenue Bonds, Series A,

4.00%, 7/1/40	800	686

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,

5.00%, 7/1/39	1,000	985

California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,

4.00%, 7/1/38	465	391

California State Department of VA Home Purchase Taxable Revenue Refunding Bonds, Series A,

0.59%, 6/1/24	1,350	1,305

0.92%, 12/1/25	1,000	908

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,

3.00%, 11/1/44	3,000	2,030

California State G.O. Unlimited Refunding Bonds,

5.00%, 8/1/28	4,000	4,220

California State G.O. Unlimited Refunding Bonds, Bid Group C,

5.00%, 8/1/28	5,000	5,195

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 10/1/26	2,750	2,781

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,

5.00%, 11/15/25(3)	1,200	1,237

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,

5.00%, 11/15/27	250	257

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	123	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,

2.00%, 10/1/25(1) (2)	$2,450	$2,357

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,

5.00%, 11/15/35	2,500	2,578

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,

5.00%, 11/15/26(3)	1,215	1,269

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,

3.00%, 8/15/25(1) (2)	600	591

California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,

5.00%, 11/1/33	200	211

5.00%, 11/1/35	670	698

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,

5.00%, 11/1/39	550	554

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,

5.00%, 5/15/36	1,000	1,051

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,

1.20%, 6/1/28(1) (2)	3,000	2,521

California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),

2.65%, 8/1/36	3,336	2,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,

3.00%, 10/1/46	$1,000	$683

California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,

5.25%, 6/1/53	1,000	1,020

California State Municipal Finance Authority Revenue Bonds, Series A, National University, 5.00%, 4/1/36	2,245	2,317

California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,

4.00%, 11/1/41	400	334

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	1,500	1,512

California State Public Works Board Lease Revenue Refunding Bonds, Series C,

5.00%, 8/1/31	1,500	1,648

California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),

5.00%, 5/15/33	6,630	6,989

California State Various Purpose G.O. Unlimited Bonds,

5.25%, 10/1/39	1,500	1,543

Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,

3.00%, 8/1/35	775	677

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,

3.25%, 7/1/43	1,000	714

CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,

1.51%, 4/1/26	1,000	896

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/39	$1,330	$1,377

Evergreen School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/46	1,000	1,031

Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,

2.00%, 8/1/35	3,985	2,972

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,

3.00%, 8/1/39	2,000	1,601

Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1, 2.16%, 6/1/26	1,000	908

2.53%, 6/1/28	1,500	1,297

Imperial Irrigation District Electric Revenue Bonds, Series B-1,

5.00%, 11/1/46	2,500	2,537

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,

5.00%, 6/1/27	1,100	1,126

Long Beach Harbor Revenue Bonds, Series A (AMT),

5.00%, 5/15/30	1,300	1,338

Long Beach Harbor Revenue Refunding Bonds, Series C,

5.00%, 5/15/47	3,000	3,059

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,

3.00%, 8/1/39	2,200	1,761

Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,

5.00%, 8/1/35	650	731

Los Angeles Country TRANS,

5.00%, 6/28/24	950	961

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,

5.00%, 12/1/29	$1,665	$1,715

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,

5.00%, 12/1/44	3,405	3,546

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,

5.00%, 12/1/29	2,630	2,709

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,

5.00%, 5/15/33	1,000	1,061

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/30	1,465	1,523

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.25%, 5/15/31	2,000	2,084

5.00%, 5/15/44	1,500	1,495

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Prerefunded,

5.00%, 11/15/31(3)	160	170

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,

5.00%, 5/15/32	2,840	2,999

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/27	3,435	3,535

Los Angeles Department of Airports Senior Revenue Bonds, Series B,

5.00%, 5/15/27	640	655

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,

5.00%, 7/1/43	1,850	1,913

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	125	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,

5.00%, 8/1/25	$6,750	$6,863

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,

5.00%, 7/1/30	190	202

Los Angeles Wastewater System Revenue Bonds, Series A,

5.00%, 6/1/43	3,000	3,000

Los Rios Community College District G.O. Unlimited Bonds, Series D,

3.00%, 8/1/44	2,000	1,460

Menifee Special Tax, Community Facilities District McCall,

3.00%, 9/1/42	385	269

4.00%, 9/1/51	1,000	787

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,

5.00%, 10/1/27	1,130	1,163

5.00%, 10/1/28	2,770	2,850

Monterey County Public Facilities Financing COPS,

5.00%, 10/1/27	1,000	1,029

5.00%, 10/1/28	670	689

Moulton-Niguel Water District COPS,

2.25%, 9/1/45	2,800	1,726

Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),

3.00%, 8/1/39	1,655	1,296

3.00%, 8/1/40	2,325	1,795

3.00%, 8/1/41	2,590	1,970

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),

5.00%, 8/1/33	1,185	1,230

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),

4.00%, 8/1/45	3,000	2,722

Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,

5.00%, 8/15/37	1,000	1,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,

5.00%, 8/1/26(3)	$3,000	$3,131

Oxnard Union High School District G.O. Unlimited Bonds, Series B,

5.00%, 8/1/45	2,000	2,058

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,

2.00%, 8/1/27	1,970	1,792

Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,

3.00%, 9/1/39	800	627

3.00%, 9/1/40	875	674

Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,

3.00%, 7/1/30	2,295	2,122

Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,

3.00%, 6/1/41	2,230	1,727

Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),

5.00%, 11/1/24	600	607

5.00%, 11/1/25	1,000	1,025

5.00%, 11/1/26	750	779

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,

5.25%, 11/1/23(3)	150	150

Riverside PFA Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),

5.25%, 6/1/24	615	615

Sacramento County Airport System Revenue Refunding Bonds, Series A,

5.00%, 7/1/29	565	603

5.00%, 7/1/31	500	534

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

Sacramento County Airport System Revenue Refunding Bonds, Series B,

5.00%, 7/1/29	$680	$726

Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,

5.00%, 9/1/27	1,000	1,013

San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,

5.00%, 7/1/29	850	890

5.00%, 7/1/37	1,000	1,035

San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,

5.00%, 7/1/41	3,380	3,476

San Francisco City & County COPS, Multiple Capital Projects,

2.00%, 10/1/33	2,800	2,214

San Francisco City & County G.O. Unlimited Bonds, Series C,

3.00%, 6/15/30	5,415	5,127

San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,

5.00%, 9/1/37	375	358

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,

4.00%, 11/1/40	1,000	963

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,

3.25%, 6/15/32	1,500	1,418

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,

4.00%, 6/15/35	1,000	995

San Francisco County Transportation Authority Sales TRB,

3.00%, 2/1/30	5,000	4,640

San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,

1.30%, 3/1/28	725	615

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 8/1/26	$1,055	$1,064

San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,

4.00%, 1/15/34	1,000	991

San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,

5.00%, 11/1/36	1,000	1,103

San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,

3.00%, 8/1/40	500	393

San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,

4.50%, 8/1/42	1,750	1,758

Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,

3.00%, 5/15/35	2,500	2,126

Santa Clarita Community College District G.O. Unlimited Bonds,

3.00%, 8/1/44	1,000	727

Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,

5.00%, 8/1/26(3)	1,145	1,168

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),

5.00%, 8/1/43	1,000	1,021

Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,

0.50%, 3/1/26	3,000	2,681

Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,

5.00%, 8/1/43	2,000	2,077

Stockton PFA Parking Revenue Refunding Bonds,

5.00%, 3/1/32	555	552

5.00%, 3/1/33	600	596

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	127	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 90.7% continued

California – 90.7% continued

Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,

4.00%, 6/1/35	$500	$492

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,

5.00%, 10/1/29	465	481

5.00%, 10/1/34	600	613

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,

5.00%, 1/1/28	625	630

University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,

2.46%, 5/15/26	1,785	1,661

Ventura County PFA Lease Revenue Bonds, Series B,

5.00%, 11/1/24	1,060	1,061

Ventura Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/31	710	771

Vernon Electric System Revenue Bonds, Series A,

5.00%, 4/1/28	700	716

Visalia Unified School District COPS (AGM Insured),

3.00%, 5/1/27	1,525	1,474

Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,

5.00%, 6/1/37	650	713

5.00%, 6/1/40	575	619

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 9/1/25(3)	1,000	1,026

		227,545

Total Municipal Bonds

(Cost $256,266)		227,545

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	11,252,850	$11,253

Total Investment Companies

(Cost $11,253)		11,253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 2.3%

Los Angeles Department of Water & Power System Variable Revenue Refunding Bonds, Subseries A-5,

3.10%, 10/20/23(1) (6)	$2,500	$2,500

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2)	3,195	3,186

Total Short-Term Investments

(Cost $5,738)		5,686

Total Investments – 97.5%

(Cost $273,257)		244,484

Other Assets less Liabilities – 2.5%		6,311

NET ASSETS – 100.0%		$250,795

(1)	Maturity date represents the puttable date.
(2)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2023 is disclosed.
(6)

Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	90.7%

Investment Companies	4.5%

Short-Term Investments	2.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$ —	$227,545	$—	$227,545

Investment Companies	11,253	—	—	11,253

Short-Term Investments	—	5,686	—	5,686

Total Investments	$11,253	$233,231	$—	$244,484

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	129	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 88.9%

California – 88.9%

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,

5.00%, 8/1/42	$500	$515

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,

4.00%, 8/1/46	1,000	912

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,

5.00%, 4/1/29(1)	1,000	1,089

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,

2.95%, 4/1/26(2) (3)	3,765	3,631

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,

5.25%, 2/15/27(1)	1,500	1,587

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(2) (3)	1,500	1,415

California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,

4.00%, 12/1/23	400	400

4.00%, 12/1/27(2) (3)	600	581

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,

4.00%, 6/1/35	885	863

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,

5.00%, 6/1/29	310	325

California Housing Finance Agency Affordable Housing Revenue Bonds, Series A-1, Sustainability Bonds (FHA Insured),

3.20%, 2/1/25	550	545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	$1,203	$1,055

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),

3.75%, 3/25/35	488	451

California School Finance Authority Educational Facilities Revenue Bonds, Series A,

4.00%, 7/1/50	1,135	884

California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,

3.00%, 12/1/51	600	376

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,

4.00%, 11/1/49	1,000	845

California State G.O. Unlimited Bonds,

3.00%, 12/1/46	300	225

California State G.O. Unlimited Refunding Bonds,

5.00%, 9/1/25	550	565

5.00%, 9/1/26	3,150	3,275

5.00%, 12/1/26	2,000	2,088

5.00%, 10/1/28	3,000	3,204

5.00%, 9/1/42	1,000	1,058

California State G.O. Unlimited Refunding Bonds, Group B,

5.00%, 10/1/28	790	844

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,

5.00%, 11/15/26(1)	410	428

California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,

5.00%, 11/1/47	1,000	978

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,

5.00%, 11/1/44	$625	$620

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,

5.00%, 5/15/42	1,000	1,031

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Of Motion Picture,

5.00%, 11/1/33	425	483

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,

1.75%, 8/1/26(2) (3)	3,500	3,195

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,

1.20%, 6/1/28(2) (3)	2,000	1,680

California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,

4.00%, 10/1/51	250	193

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,

3.00%, 10/1/49	1,000	657

California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,

5.25%, 6/1/53	500	510

California State Municipal Finance Authority Revenue Bonds, Series A, National University,

5.00%, 4/1/40	1,000	1,013

California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,

4.00%, 11/1/41	175	146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	$1,000	$1,008

5.00%, 5/15/43	1,000	997

California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,

4.00%, 8/1/51	800	603

California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),

5.00%, 5/15/33	1,500	1,581

3.00%, 5/15/51	1,225	801

California State University Systemwide Revenue Refunding Bonds, Prerefunded,

5.00%, 11/1/24(1)	180	183

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,

3.00%, 8/1/42	550	417

Coachella Valley Water District Revenue COPS, Series A, Oasis Project,

4.00%, 8/1/46	1,750	1,584

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,

4.00%, 8/1/49	1,000	900

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,

4.30%, 7/1/59	500	377

CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,

1.51%, 4/1/26	625	560

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,

4.00%, 8/1/44	500	459

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	131	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

Evergreen School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/46	$1,300	$1,341

Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,

4.00%, 1/15/46	250	223

Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,

2.00%, 8/1/35	1,610	1,201

Imperial Irrigation District Electric Revenue Bonds, Series B-1,

5.00%, 11/1/46	1,500	1,522

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,

3.00%, 8/1/39	800	640

Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,

5.00%, 8/1/35	350	393

Los Angeles Country TRANS,

5.00%, 6/28/24	550	557

Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,

5.00%, 9/1/52	500	457

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,

2.63%, 12/1/51	1,600	995

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,

5.50%, 5/15/47	1,000	1,040

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/31	1,000	1,035

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/44	500	498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,

5.00%, 5/15/46	$500	$499

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/29	4,000	4,157

5.00%, 5/15/31	5,000	5,194

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,

5.00%, 7/1/40	1,000	1,064

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,

5.00%, 7/1/52	500	518

Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,

5.00%, 7/1/38	450	497

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,

5.00%, 7/1/39	525	561

5.00%, 7/1/51	1,000	1,036

Los Angeles Wastewater System Revenue Bonds, Series A,

5.00%, 6/1/43	2,000	2,000

Los Rios Community College District G.O. Unlimited Bonds, Series D,

3.00%, 8/1/44	1,000	730

Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

5.00%, 8/1/42	1,450	1,495

Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),

4.00%, 10/1/39	500	466

Menifee Special Tax, Community Facilities District McCall,

3.00%, 9/1/42	165	115

4.00%, 9/1/51	430	338

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

Mesa Water District COPS,

4.00%, 3/15/45	$1,150	$1,061

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,

5.00%, 10/1/38	405	438

Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,

5.00%, 8/1/48	1,000	1,032

Monterey County Financing Authority Revenue Refunding Bonds,

5.00%, 9/1/37	1,170	1,222

Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,

4.25%, 9/1/45	500	482

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,

0.00%, 8/1/33(4)	9,000	6,078

Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,

5.00%, 8/15/42	1,000	970

Oxnard Union High School District G.O. Unlimited Bonds, Series B,

5.00%, 8/1/45	1,000	1,029

Palm Springs Unified School District G.O. Unlimited Bonds, Series A,

2.00%, 8/1/24	1,000	977

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),

7.00%, 8/1/38	5,000	5,590

Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,

3.00%, 9/1/45	1,865	1,337

Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,

3.00%, 6/1/51	1,750	1,209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,

4.00%, 6/1/46	$750	$654

Ross Valley PFA Revenue Bonds, Sanitary District No. 1 of Marin County,

5.00%, 1/1/36	275	279

5.00%, 1/1/37	215	218

Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,

5.00%, 9/1/34	1,000	1,006

Sacramento Municipal Utility District Electric Revenue Bonds, Series K, Green Bonds,

5.00%, 8/15/37	250	278

Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,

5.00%, 8/15/27	500	531

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,

1.80%, 11/15/27	150	134

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/38	1,000	1,009

5.00%, 5/1/42	1,500	1,496

5.00%, 5/1/49	1,000	992

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/45	1,000	995

5.00%, 5/1/50	1,500	1,486

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),

5.00%, 5/1/30	915	955

San Francisco City & County COPS, Multiple Capital Projects,

2.00%, 10/1/33	1,200	949

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	133	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

San Francisco City & County G.O. Unlimited Bonds, Series C,

3.00%, 6/15/30	$1,000	$947

San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,

5.00%, 9/1/52	1,000	864

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,

3.00%, 11/1/50	600	409

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,

4.00%, 11/1/41	1,000	960

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,

3.25%, 6/15/32	2,500	2,363

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,

4.00%, 6/15/35	500	498

San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,

3.00%, 6/15/45	1,000	689

San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,

4.00%, 1/15/34	500	496

San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,

5.00%, 11/1/41	500	537

San Jose G.O. Unlimited Bonds, Series A-1,

5.00%, 9/1/42	1,310	1,368

San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,

3.00%, 8/1/41	300	232

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,

5.25%, 8/1/48	$1,000	$1,049

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),

5.00%, 8/1/43	500	510

Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,

0.50%, 3/1/26	2,000	1,787

Sonoma County Junior College District G.O. Unlimited Bonds, Series B,

3.00%, 8/1/36	900	764

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),

5.00%, 9/1/32	15	16

Southwestern Community College District G.O. Unlimited Bonds, Series D,

4.00%, 8/1/33	650	667

Stockton PFA Parking Revenue Refunding Bonds,

5.00%, 3/1/32	250	249

5.00%, 3/1/33	245	243

Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,

4.00%, 6/1/37	700	669

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,

5.00%, 10/1/45	1,000	957

Turlock Irrigation District Revenue Refunding Bonds,

5.00%, 1/1/37	805	863

University Of California Revenue Refunding Bonds, Series B,

5.00%, 5/15/35	1,500	1,690

University of California Revenue Refunding Bonds, Series O, Limited Project,

5.00%, 5/15/58	2,500	2,556

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	134	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.9% continued

California – 88.9% continued

Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,

4.00%, 8/1/45	$1,200	$1,082

Ventura Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/27	585	619

5.00%, 8/1/28	620	667

Vernon Electric System Revenue Bonds, Series A,

5.00%, 4/1/28	300	307

Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,

5.00%, 6/1/40	625	673

		132,847

Total Municipal Bonds

(Cost $148,460)		132,847

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 6.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
5.14%(5) (6)	9,327,762	$9,328

Total Investment Companies

(Cost $9,328)		9,328

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 4.2%

California State G.O. Unlimited Refunding Bonds,

5.00%, 9/1/24	$275	$279

Los Angeles Department of Water & Power System Variable Revenue Refunding Bonds, Subseries A-5,

3.10%, 10/20/23(2) (7)	2,500	2,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 4.2% continued

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(2) (3)	$3,500	$3,490

Total Short-Term Investments

(Cost $6,329)		6,269

Total Investments – 99.3%

(Cost $164,117)		148,444
Other Assets less Liabilities – 0.7%		1,068

NET ASSETS – 100.0%		$149,512

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2023 is disclosed.
(7)

Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TRANS - Tax and Revenue Anticipation Notes

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	135	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Municipal Bonds	88.9%

Investment Companies	6.2%

Short-Term Investments	4.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$ —	$132,847	$—	$132,847

Investment Companies	9,328	—	—	9,328

Short-Term Investments	—	6,269	—	6,269

Total Investments	$9,328	$139,116	$—	$148,444

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CORE BOND FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 5.3%

Auto Loan – 0.6%

GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3

4.66%, 2/16/28	$80	$79

GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3

4.47%, 2/16/28	160	156

Hyundai Auto Receivables Trust, Series 2023-A, Class A3

4.58%, 4/15/27	200	197

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3

4.51%, 11/15/27	140	137

		569

Automobile – 0.9%

Ford Credit Auto Lease Trust, Series 2023-B, Class A3

5.91%, 10/15/26	296	296

Ford Credit Auto Owner Trust, Series 2023-B, Class A3

5.23%, 5/15/28	130	129

Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3

5.80%, 12/15/26(1)	226	226

Westlake Automobile Receivables Trust, Series 2023-3, Class A3

5.82%, 5/17/27(1)	250	249

		900

Credit Card – 0.3%

Discover Card Execution Note Trust, Series 2023-A1, Class A

4.31%, 3/15/28	230	224

Synchrony Card Funding LLC

5.54%, 7/15/29	60	60

		284

Other – 0.9%

Dell Equipment Finance Trust, Series 2023-1, Class A3

5.65%, 9/22/28(1)	280	279

Finance of America Structured Securities Trust, Series 2023-S2, Class A1

(Step to 6.50% on 5/25/24),

2.00%, 4/25/73(1) (2)	295	284

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 5.3% continued

Other – 0.9% continued

Verizon Master Trust, Series 2023-2, Class A

4.89%, 4/13/28	$250	$247

		810

Whole Loan – 2.6%

Angel Oak Mortgage Trust, Series 2023-1, Class A1

(Step to 4.82% on 2/25/27), 4.75%, 9/26/67(1) (2)	267	254

CHNGE Mortgage Trust, Series 2023-3, Class A1

(Step to 8.10% on 7/25/27), 7.10%, 7/25/58(1) (2)	145	144

J.P. Morgan Mortgage Trust, Series 2022-4, Class A3

3.00%, 10/25/52(1) (3)	277	218

J.P. Morgan Mortgage Trust, Series 2022-6, Class A3

3.00%, 11/25/52(1) (3)	280	221

J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2

3.00%, 12/25/52(1) (3)	280	221

J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A

5.00%, 6/25/53(1) (3)	235	218

JP Morgan Mortgage Trust, Series 2022-LTV1, Class XS

0.22%, 7/25/52(1)	22,701	221

Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1

2.50%, 6/25/51(1) (3)	287	216

Sequoia Mortgage Trust, Series 2023-1, Class A1

5.00%, 1/25/53(1)	95	88

Towd Point Mortgage Trust, Series 2022-1, Class A1

3.75%, 7/25/62(1)	732	659

		2,460

Total Asset-Backed Securities

(Cost $5,246)		5,023

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1 .9%

Non Agency – 1.9%

BANK, Series 2019-BN16, Class A4

4.01%, 2/15/52	1,000	908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	137	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9% continued

Non Agency – 1.9% continued

BANK5, Series 2023-5YR2, Class A3

6.66%, 6/15/28	$210	$214

Benchmark Mortgage Trust, Series

2023-V3, Class A3

6.36%, 7/15/56	260	263

FIVE Mortgage Trust, Series 2023-V1, Class A3

5.67%, 2/10/56	400	392

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4

3.72%, 12/15/49	80	74

		1,851

Total Commercial Mortgage-Backed Securities

(Cost $2,017)		1,851

CORPORATE BONDS – 23.1%

Aerospace & Defense – 0.2%

Boeing (The) Co.,

5.81%, 5/1/50	35	32

Lockheed Martin Corp.,

5.20%, 2/15/55	70	65

Northrop Grumman Corp.,

5.25%, 5/1/50	50	46

RTX Corp.,

1.90%, 9/1/31	50	38

		181

Asset Management – 1.1%

Ameriprise Financial, Inc.,

4.50%, 5/13/32	176	161

Ares Capital Corp.,

4.25%, 3/1/25	215	207

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	92	70

FS KKR Capital Corp.,

4.13%, 2/1/25	635	610

Oaktree Specialty Lending Corp.,

2.70%, 1/15/27	30	26

		1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Banking – 3.1%

Bank of America Corp.,

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	$70	$56

(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (4)	90	71

(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	380	299

(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	224	172

Citigroup, Inc.,

(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	140	127

(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (4)	142	128

Fifth Third Bancorp,

(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	140	138

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (4)	130	129

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	220	207

(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	167	127

(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (4)	270	248

PNC Financial Services Group (The), Inc.,

(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	80	69

Santander Holdings U.S.A., Inc.,

(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (4)	200	195

Truist Financial Corp.,

3.70%, 6/5/25	120	115

(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	490	461

U.S. Bancorp,

(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	300	284

Wells Fargo & Co.,

(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	170	149

		2,975

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Beverages – 0.3%

Constellation Brands, Inc.,

2.88%, 5/1/30	$95	$80

Pernod Ricard International Finance LLC,

1.25%, 4/1/28 (1)	200	167

		247

Biotechnology & Pharmaceuticals – 0.8%

AbbVie, Inc.,

4.25%, 11/21/49	35	28

Amgen, Inc.,

2.20%, 2/21/27	96	86

5.25%, 3/2/33	480	459

Bristol-Myers Squibb Co.,

2.95%, 3/15/32	220	184

Gilead Sciences, Inc.,

2.60%, 10/1/40	55	36

		793

Cable & Satellite – 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital,

5.05%, 3/30/29	63	59

6.38%, 10/23/35	175	163

5.50%, 4/1/63	53	39

Comcast Corp.,

4.15%, 10/15/28	130	123

1.50%, 2/15/31	147	111

Time Warner Cable LLC,

5.88%, 11/15/40	100	83

		578

Chemicals – 0.4%

Bayport Polymers LLC,

4.74%, 4/14/27 (1)	350	323

NewMarket Corp.,

2.70%, 3/18/31	65	51

RPM International, Inc.,

4.55%, 3/1/29	30	28

		402

Commercial Support Services – 0.0%

Waste Connections, Inc.,

3.20%, 6/1/32	40	33

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Construction Materials – 0.0%

Martin Marietta Materials, Inc.,

2.50%, 3/15/30	$40	$33

Consumer Services – 0.0%

President and Fellows of Harvard College,

4.88%, 10/15/40	50	46

Diversified Industrials – 0.2%

Honeywell International, Inc.,

4.95%, 2/15/28	160	159

E-Commerce Discretionary – 0.1%

Amazon.com, Inc.,

4.70%, 12/1/32	50	48

Electric & Gas Marketing & Trading – 0.2%

Consolidated Edison Co. of New York, Inc.,

3.35%, 4/1/30	260	228

Electric Utilities – 2.3%

AES (The) Corp.,

1.38%, 1/15/26	70	62

Ameren Corp.,

3.50%, 1/15/31	200	172

Appalachian Power Co.,

4.50%, 3/1/49	130	99

Avangrid, Inc.,

3.80%, 6/1/29	102	91

Berkshire Hathaway Energy Co.,

1.65%, 5/15/31	140	105

Duke Energy Progress LLC,

3.40%, 4/1/32	122	104

5.25%, 3/15/33	185	179

Entergy Louisiana LLC,

2.90%, 3/15/51	240	141

Entergy Texas, Inc.,

1.75%, 3/15/31	115	88

Eversource Energy,

1.65%, 8/15/30	137	105

Florida Power & Light Co.,

5.10%, 4/1/33	190	184

National Rural Utilities Cooperative Finance Corp.,

4.15%, 12/15/32	80	71

Nevada Power Co.,

6.00%, 3/15/54	80	78

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	139	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Electric Utilities – 2.3% continued

NextEra Energy Capital Holdings, Inc.,

2.25%, 6/1/30	$125	$100

NRG Energy, Inc.,

2.45%, 12/2/27 (1)	70	59

Oncor Electric Delivery Co. LLC,

3.70%, 11/15/28	80	74

Pacific Gas and Electric Co.,

4.55%, 7/1/30	98	86

San Diego Gas & Electric Co.,

1.70%, 10/1/30	160	123

Southern (The) Co.,

3.70%, 4/30/30	125	111

Virginia Electric and Power Co.,

2.40%, 3/30/32	100	78

Xcel Energy, Inc.,

2.60%, 12/1/29	95	80

		2,190

Electrical Equipment – 0.2%

Acuity Brands Lighting, Inc.,

2.15%, 12/15/30	97	76

Keysight Technologies, Inc.,

3.00%, 10/30/29	90	77

Vontier Corp.,

2.40%, 4/1/28	25	21

		174

Entertainment Content – 0.3%

Discovery Communications LLC,

3.63%, 5/15/30	150	127

Walt Disney (The) Co.,

2.00%, 9/1/29	100	82

Warnermedia Holdings, Inc.,

5.14%, 3/15/52	110	82

		291

Food – 0.6%

Campbell Soup Co.,

2.38%, 4/24/30	110	89

Flowers Foods, Inc.,

2.40%, 3/15/31	80	63

Hormel Foods Corp.,

1.80%, 6/11/30	115	92

McCormick & Co., Inc.,

1.85%, 2/15/31	140	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Food – 0.6% continued

Smithfield Foods, Inc.,

2.63%, 9/13/31 (1)	$105	$75

Tyson Foods, Inc.,

4.35%, 3/1/29	105	98

		524

Funds & Trusts – 0.3%

Blackstone Private Credit Fund,

2.63%, 12/15/26	320	275

Gas & Water Utilities – 0.5%

NiSource, Inc.,

3.60%, 5/1/30	200	174

Southern California Gas Co.,

2.60%, 6/15/26	200	185

Southern Co. Gas Capital Corp.,

1.75%, 1/15/31	190	144

		503

Health Care Facilities & Services – 1.7%

CVS Health Corp.,

5.25%, 1/30/31	210	202

5.30%, 6/1/33	490	464

HCA, Inc.,

5.50%, 6/1/33	390	369

UnitedHealth Group, Inc.,

4.00%, 5/15/29	190	178

2.30%, 5/15/31	105	85

5.35%, 2/15/33	200	198

Universal Health Services, Inc.,

2.65%, 1/15/32	105	78

		1,574

Home Construction – 0.3%

D.R. Horton, Inc.,

1.30%, 10/15/26	45	39

MDC Holdings, Inc.,

6.00%, 1/15/43	85	71

Mohawk Industries, Inc.,

5.85%, 9/18/28	170	169

		279

Household Products – 0.7%

Clorox (The) Co.,

4.60%, 5/1/32	174	162

Estee Lauder (The) Cos., Inc.,

5.15%, 5/15/53	240	216

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Household Products – 0.7% continued

Haleon U.S. Capital LLC,

3.38%, 3/24/27	$11	$10

4.00%, 3/24/52	174	129

Kenvue, Inc.,

4.90%, 3/22/33 (1)	20	19

Kimberly-Clark Corp.,

2.00%, 11/2/31	220	174

		710

Institutional Financial Services – 0.8%

Jefferies Financial Group, Inc.,

5.88%, 7/21/28	160	157

Morgan Stanley,

(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	280	273

(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (4)	200	163

Nasdaq, Inc.,

5.55%, 2/15/34	150	143

		736

Insurance – 0.7%

Brighthouse Financial Global Funding,

1.55%, 5/24/26 (1)	315	279

Brown & Brown, Inc.,

2.38%, 3/15/31	135	104

Chubb INA Holdings, Inc.,

3.35%, 5/3/26	100	95

Corebridge Financial, Inc.,

4.40%, 4/5/52	106	77

Primerica, Inc.,

2.80%, 11/19/31	130	103

		658

Internet Media & Services – 0.3%

Meta Platforms, Inc.,

3.85%, 8/15/32	200	177

Netflix, Inc.,

4.88%, 4/15/28	100	97

		274

Machinery – 0.2%

Eaton Corp.,

4.15%, 3/15/33	20	18

Ingersoll Rand, Inc.,

5.40%, 8/14/28	140	138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Machinery – 0.2% continued

Xylem, Inc.,

2.25%, 1/30/31	$30	$24

		180

Medical Equipment & Devices – 0.7%

Agilent Technologies, Inc.,

2.30%, 3/12/31	340	269

Becton Dickinson & Co.,

2.82%, 5/20/30	200	169

GE HealthCare Technologies, Inc.,

5.91%, 11/22/32	230	228

		666

Oil & Gas Producers – 1.0%

Energy Transfer L.P.,

4.15%, 9/15/29	210	190

EOG Resources, Inc.,

4.38%, 4/15/30	230	217

ONEOK, Inc.,

6.05%, 9/1/33	340	334

Phillips 66,

2.15%, 12/15/30	200	157

Western Midstream Operating L.P.,

6.15%, 4/1/33	90	87

		985

Oil & Gas Services & Equipment – 0.1%

Schlumberger Investment S.A.,

2.65%, 6/26/30	100	85

Real Estate Investment Trusts – 1.0%

AvalonBay Communities, Inc.,

2.30%, 3/1/30	40	33

Boston Properties L.P.,

2.55%, 4/1/32	90	65

Brixmor Operating Partnership L.P.,

4.05%, 7/1/30	55	48

Corporate Office Properties L.P.,

2.90%, 12/1/33	121	85

Equinix, Inc.,

3.20%, 11/18/29	83	71

2.50%, 5/15/31	90	70

Essex Portfolio L.P.,

2.65%, 3/15/32	70	54

Healthpeak OP LLC,

3.25%, 7/15/26	65	61

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	141	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Real Estate Investment Trusts – 1.0% continued

Kimco Realty Corp.,

3.20%, 4/1/32	$81	$65

Office Properties Income Trust,

2.65%, 6/15/26	275	187

Omega Healthcare Investors, Inc.,

3.38%, 2/1/31	40	31

Safehold GL Holdings LLC,

2.85%, 1/15/32	64	47

Simon Property Group L.P.,

2.45%, 9/13/29	45	38

STORE Capital Corp.,

2.75%, 11/18/30	40	29

Welltower OP LLC,

2.70%, 2/15/27	40	36

3.85%, 6/15/32	40	34

		954

Retail - Discretionary – 0.2%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	95	77

O’Reilly Automotive, Inc.,

4.70%, 6/15/32	67	62

Tractor Supply Co.,

1.75%, 11/1/30	45	34

		173

Semiconductors – 0.7%

Intel Corp.,

5.13%, 2/10/30	240	235

KLA Corp.,

5.65%, 11/1/34	75	74

Marvell Technology, Inc.,

5.75%, 2/15/29	130	129

5.95%, 9/15/33	227	223

		661

Software – 0.7%

Fortinet, Inc.,

1.00%, 3/15/26	80	71

2.20%, 3/15/31	135	104

Oracle Corp.,

5.80%, 11/10/25	80	80

2.30%, 3/25/28	90	78

Roper Technologies, Inc.,

3.80%, 12/15/26	70	66

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Software – 0.7% continued

2.00%, 6/30/30	$55	$44

ServiceNow, Inc.,

1.40%, 9/1/30	90	69

VMware, Inc.,

1.80%, 8/15/28	120	100

Workday, Inc.,

3.70%, 4/1/29	90	82

		694

Specialty Finance – 0.1%

Ally Financial, Inc.,

2.20%, 11/2/28	108	85

GATX Corp.,

4.00%, 6/30/30	20	18

		103

Technology Hardware – 0.5%

CDW LLC/CDW Finance Corp.,

4.25%, 4/1/28	100	91

Dell International LLC/EMC Corp.,

8.10%, 7/15/36	44	49

3.45%, 12/15/51 (1)	123	77

Jabil, Inc.,

1.70%, 4/15/26	170	153

Motorola Solutions, Inc.,

2.30%, 11/15/30	90	70

		440

Technology Services – 0.7%

Booz Allen Hamilton, Inc.,

5.95%, 8/4/33	200	195

Broadridge Financial Solutions, Inc.,

2.90%, 12/1/29	88	74

Global Payments, Inc.,

2.90%, 5/15/30	85	70

Moody’s Corp.,

3.75%, 2/25/52	96	68

S&P Global, Inc.,

2.90%, 3/1/32	220	181

Western Union (The) Co.,

2.75%, 3/15/31	120	92

		680

Telecommunications – 0.8%

AT&T, Inc.,

4.30%, 2/15/30	164	149

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	142	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 23.1% continued

Telecommunications – 0.8% continued

5.40%, 2/15/34	$280	$262

3.55%, 9/15/55	96	59

T-Mobile U.S.A., Inc.,

3.40%, 10/15/52	133	83

3.60%, 11/15/60	129	80

Verizon Communications, Inc.,

2.55%, 3/21/31	115	92

		725

Tobacco & Cannabis – 0.1%

Philip Morris International, Inc.,

1.75%, 11/1/30	110	84

Transportation & Logistics – 0.6%

Burlington Northern Santa Fe LLC,

5.20%, 4/15/54	130	119

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	112	111

Norfolk Southern Corp.,

3.70%, 3/15/53	56	38

Ryder System, Inc.,

5.25%, 6/1/28	110	107

Southwest Airlines Co.,

5.13%, 6/15/27	85	83

Union Pacific Corp.,

2.38%, 5/20/31	58	47

3.50%, 2/14/53	69	48

		553

Total Corporate Bonds

(Cost $25,231)		21,968

FOREIGN ISSUER BONDS – 7.5%

Asset Management – 0.4%

UBS Group A.G.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	360	352

Banking – 4.2%

AIB Group PLC,

(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	380	378

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.5% continued

Banking – 4.2% continued

ANZ Bank New Zealand Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	$200	$194

Australia & New Zealand Banking Group Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	322	299

Banco Santander S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	200	185

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	192

Deutsche Bank A.G.,

(Variable, U.S. SOFR + 2.52%), 7.15%, 7/13/27 (4)	360	363

(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (4)	139	121

(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (4)	200	181

Federation des Caisses Desjardins du Quebec,

(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (4)	310	306

HSBC Holdings PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	165	142

ING Groep N.V.,

(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	186

Intesa Sanpaolo S.p.A.,

6.63%, 6/20/33 (1)	30	28

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.90%), 7.78%, 6/20/54 (1) (4)	220	198

KBC Group N.V.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	200	195

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	143	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.5% continued

Banking – 4.2% continued

Macquarie Group Ltd.,

(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	$300	$279

Mitsubishi UFJ Financial Group, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	200	194

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	215	208

NatWest Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (4)	250	223

Westpac Banking Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	105	91

		3,963

Beverages – 0.3%

Coca-Cola Europacific Partners PLC,

1.50%, 1/15/27 (1)	161	141

Coca-Cola Femsa S.A.B. de C.V.,

1.85%, 9/1/32	205	152

		293

Biotechnology & Pharmaceuticals – 0.4%

Astrazeneca Finance LLC,

1.75%, 5/28/28	220	188

GlaxoSmithKline Capital, Inc.,

3.88%, 5/15/28	220	209

		397

Insurance – 0.2%

Nippon Life Insurance Co.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53(1) (4)	200	198

Medical Equipment & Devices – 0.2%

Alcon Finance Corp.,

2.60%, 5/27/30(1)	210	173

Metals & Mining – 0.1%

Barrick PD Australia Finance Pty. Ltd.,

5.95%, 10/15/39	50	49

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.5% continued

Oil & Gas Producers – 0.2%

QatarEnergy,

3.13%, 7/12/41 (1)	$31	$21

Santos Finance Ltd.,

3.65%, 4/29/31 (1)	210	168

		189

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,

5.00%, 1/15/33	216	199

Sovereign Government – 0.3%

Indonesia Government International Bond,

3.85%, 10/15/30	200	179

Philippine Government International Bond,

3.75%, 1/14/29	125	116

		295

Specialty Finance – 0.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

3.40%, 10/29/33	53	41

Avolon Holdings Funding Ltd.,

3.25%, 2/15/27 (1)	45	40

6.38%, 5/4/28 (1)	350	344

		425

Technology Services – 0.1%

RELX Capital, Inc.,

4.75%, 5/20/32	130	121

Telecommunications – 0.2%

British Telecommunications PLC,

3.25%, 11/8/29 (1)	165	142

Orange S.A.,

5.38%, 1/13/42	100	91

		233

Tobacco & Cannabis – 0.2%

BAT Capital Corp.,

4.70%, 4/2/27	98	94

Imperial Brands Finance PLC,

6.13%, 7/27/27 (1)	113	113

		207

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	144	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.5% continued

Transportation & Logistics – 0.0%

Canadian Pacific Railway Co.,

3.10%, 12/2/51	$53	$33

Total Foreign Issuer Bonds

(Cost $7,798)		7,127

U.S. GOVERNMENT AGENCIES – 36.8% (6)

Fannie Mae – 20.2%

Pool #889641,

5.50%, 8/1/37	110	110

Pool #995802,

5.50%, 12/1/35	109	109

Pool #AB5209,

3.00%, 5/1/32	213	191

Pool #AD0248,

5.50%, 11/1/37	202	201

Pool #AD0494,

5.50%, 8/1/37	116	115

Pool #AD0925,

5.00%, 4/1/40	99	97

Pool #AL5119,

4.00%, 4/1/34	120	112

Pool #AL6041,

4.00%, 8/1/33	625	580

Pool #AL7497,

3.50%, 9/1/40	216	192

Pool #AL8352,

3.00%, 10/1/44	249	213

Pool #AQ5150,

2.50%, 11/1/42	657	534

Pool #AS3655,

4.50%, 10/1/44	129	121

Pool #AS6520,

3.50%, 1/1/46	236	207

Pool #AS6730,

3.50%, 2/1/46	296	260

Pool #AS7088,

2.50%, 5/1/31	92	83

Pool #AS7568,

4.50%, 7/1/46	403	378

Pool #AS8576,

4.50%, 12/1/46	155	146

Pool #AS8984,

4.50%, 3/1/47	90	85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Fannie Mae – 20.2% continued

Pool #BD7081,

4.00%, 3/1/47	$339	$305

Pool #BH6175,

3.50%, 7/1/47	76	66

Pool #BJ0686,

4.00%, 4/1/48	124	113

Pool #BM1761,

4.00%, 8/1/44	123	112

Pool #BM4056,

4.00%, 3/1/45	152	139

Pool #BM5168,

2.50%, 6/1/46	294	240

Pool #BM5984,

5.00%, 5/1/49	67	64

Pool #BM5996,

5.00%, 12/1/48	45	43

Pool #BR4694,

2.00%, 3/1/51	598	456

Pool #BW9921,

5.00%, 10/1/52	357	338

Pool #BX4910,

5.00%, 1/1/53	297	281

Pool #BX7768,

5.00%, 3/1/53	289	273

Pool #CA6422,

3.00%, 7/1/50	352	293

Pool #CB2286,

2.50%, 12/1/51	265	213

Pool #FM1303,

3.00%, 1/1/48	456	386

Pool #FM1472,

3.50%, 3/1/34	48	46

Pool #FM1534,

4.50%, 9/1/49	228	213

Pool #FM2053,

3.50%, 8/1/44	622	551

Pool #FM2671,

4.00%, 1/1/48	103	94

Pool #FM2921,

2.50%, 4/1/50	620	497

Pool #FM3173,

3.50%, 7/1/47	371	329

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	145	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Fannie Mae – 20.2% continued

Pool #FM3201,

3.50%, 4/1/34	$134	$128

Pool #FM3727,

3.00%, 7/1/50	283	236

Pool #FM4491,

3.50%, 12/1/36	824	757

Pool #FM5237,

5.00%, 7/1/47	159	156

Pool #FM5383,

4.00%, 6/1/45	462	423

Pool #FM6555,

2.00%, 4/1/51	585	447

Pool #FP0012,

3.00%, 8/1/51	261	219

Pool #FS1251,

3.50%, 4/1/52	597	516

Pool #FS2701,

2.50%, 2/1/35	242	220

Pool #FS3063,

4.50%, 10/1/52	415	382

Pool #FS3120,

5.00%, 9/1/52	441	417

Pool #FS3231,

2.00%, 3/1/52	647	501

Pool #FS3384,

4.50%, 10/1/50	346	324

Pool #FS3662,

5.00%, 1/1/53	288	271

Pool #FS4040,

5.00%, 2/1/53	294	277

Pool #FS4045,

5.50%, 2/1/53	272	263

Pool #FS4104,

6.00%, 3/1/53	293	289

Pool #FS4267,

4.50%, 3/1/38	376	363

Pool #FS4610,

6.50%, 6/1/40	145	150

Pool #FS4618,

4.50%, 2/1/51	294	273

Pool #FS4653,

5.50%, 5/1/53	190	183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Fannie Mae – 20.2% continued

Pool #FS4663,

5.00%, 5/1/53	$298	$281

Pool #FS4706,

6.00%, 7/1/41	333	336

Pool #FS4875,

6.00%, 5/1/53	299	295

Pool #FS5641,

6.00%, 8/1/53	299	296

Pool #MA2232,

3.50%, 4/1/35	194	178

Pool #MA2864,

3.50%, 1/1/47	292	257

Pool #MA3088,

4.00%, 8/1/47	207	188

Pool #MA3183,

4.00%, 11/1/47	402	366

Pool #MA3184,

4.50%, 11/1/47	398	373

Pool #MA3211,

4.00%, 12/1/47	422	384

Pool #MA3448,

5.00%, 8/1/48	109	104

Pool #MA4186,

3.00%, 10/1/35	125	113

Pool #MA4305,

2.00%, 4/1/51	589	449

		19,201

Freddie Mac – 12.7%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2,

4.43%, 2/25/33	80	75

Freddie Mac REMICS, Series 3013, Class HZ,

5.00%, 8/15/35	206	201

Pool #1B3575,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.05%, 9/1/37(7)	4	4

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	146	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Freddie Mac – 12.7% continued

Pool #1G2296,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 4.34%, 11/1/37(7)	$9	$9

Pool #QF3725,

5.00%, 11/1/52	287	271

Pool #QF8053,

5.50%, 2/1/53	404	391

Pool #QF8924,

5.50%, 3/1/53	298	288

Pool #QG4632,

5.50%, 6/1/53	288	279

Pool #RA3913,

2.50%, 11/1/50	676	545

Pool #RA8880,

5.50%, 4/1/53	288	279

Pool #RD5026,

3.00%, 4/1/30	61	56

Pool #SB0084,

3.00%, 2/1/32	309	288

Pool #SB0216,

3.00%, 12/1/32	89	83

Pool #SB0328,

3.00%, 6/1/34	271	250

Pool #SB0826,

2.50%, 1/1/35	271	245

Pool #SB8502,

2.00%, 8/1/35	1,044	901

Pool #SD1360,

5.50%, 7/1/52	266	258

Pool #SD1518,

4.50%, 8/1/52	279	258

Pool #SD1694,

4.50%, 10/1/52	353	324

Pool #SD1703,

5.00%, 9/1/52	439	414

Pool #SD1710,

5.00%, 10/1/52	619	586

Pool #SD1959,

6.50%, 12/1/52	405	409

Pool #SD2334,

5.00%, 2/1/53	291	275

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Freddie Mac – 12.7% continued

Pool #SD2342,

5.00%, 12/1/44	$331	$323

Pool #SD2477,

5.50%, 3/1/53	294	286

Pool #SD2511,

5.50%, 4/1/53	295	285

Pool #SD2642,

5.50%, 4/1/53	292	282

Pool #SD2665,

6.00%, 4/1/53	288	286

Pool #SD2757,

5.00%, 5/1/53	293	276

Pool #SD2876,

3.00%, 7/1/46	291	249

Pool #SD2902,

5.50%, 5/1/53	191	184

Pool #SD2920,

5.50%, 5/1/53	297	287

Pool #SD2922,

5.00%, 5/1/53	295	278

Pool #SD2999,

5.50%, 6/1/53	297	287

Pool #SD3133,

5.00%, 6/1/53	218	206

Pool #SD3136,

5.50%, 6/1/53	298	289

Pool #SD3174,

5.50%, 6/1/53	294	285

Pool #SD3571,

6.00%, 8/1/53	296	293

Pool #ZK7457,

3.50%, 2/1/29	100	96

Pool #ZM4714,

3.50%, 11/1/47	474	415

Pool #ZM5332,

3.00%, 1/1/48	234	197

Pool #ZS4687,

2.50%, 11/1/46	154	124

Pool #ZT1333,

2.50%, 10/1/31	576	520

		12,137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	147	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Freddie Mac Gold – 0.7%

Pool #G16396,

3.50%, 2/1/33	$71	$67

Pool #G60948,

3.00%, 1/1/47	183	155

Pool #Q15842,

3.00%, 2/1/43	339	290

Pool #Q42460,

4.00%, 6/1/46	59	54

Pool #Q63667,

4.50%, 5/1/49	93	87

		653

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	207	182

Government National Mortgage Association I – 0.8%

Pool #604183,

5.50%, 4/15/33	1	1

Pool #633627,

5.50%, 9/15/34	2	2

Pool #757013,

3.50%, 12/15/40	273	245

Pool #786440,

4.50%, 9/15/47	231	220

Pool #786470,

5.00%, 11/15/40	281	274

		742

Government National Mortgage Association II – 2.2%

Pool #784801,

3.50%, 6/20/47	278	242

Pool #MA0089,

4.00%, 5/20/42	419	387

Pool #MA0782,

3.00%, 2/20/43	345	297

Pool #MA1287,

4.50%, 9/20/43	73	70

Pool #MA1996,

4.00%, 6/20/44	74	68

Pool #MA2755,

4.00%, 4/20/45	57	52

Pool #MA3666,

5.00%, 5/20/46	143	141

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 36.8% (6) continued

Government National Mortgage Association II – 2.2% continued

Pool #MA8346,

4.00%, 10/20/52	$289	$260

Pool #MA8724,

4.50%, 3/20/53	295	273

Pool #MA8725,

5.00%, 3/20/53	295	279

		2,069

Total U.S. Government Agencies

(Cost $38,760)		34,984

U.S. GOVERNMENT OBLIGATIONS – 23.2%

U.S. Treasury Bonds – 9.3%

3.38%, 8/15/42	9,330	7,559

3.00%, 8/15/52	1,752	1,277

		8,836

U.S. Treasury Notes – 11.6%

4.50%, 11/30/24	1,435	1,420

4.00%, 2/15/26	2,656	2,600

4.13%, 7/31/28	2,733	2,674

3.50%, 2/15/33	4,728	4,338

		11,032

U.S. Treasury Strips – 2.3%

1.47%, 2/15/51(8)	7,762	2,183

Total U.S. Government Obligations

(Cost $25,918)		22,051

MUNICIPAL BONDS – 0.4%

Florida – 0.1%

Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,

1.86%, 10/1/30	100	79

Texas – 0.3%

Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,

5.10%, 4/1/35	300	294

Total Municipal Bonds

(Cost $400)		373

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	148	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(9) (10)	1,145,361	$1,145

Total Investment Companies

(Cost $1,145)		1,145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill,

4.80%, 10/26/23(8) (11)	$175	$174

Total Short-Term Investments

(Cost $175)		174

Total Investments – 99.6%

(Cost $106,690)		94,696

Other Assets less Liabilities – 0.4%		417

NET ASSETS – 100.0%		$95,113

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Step coupon bond. Rate as of September 30, 2023 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2023 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
2-Year U.S. Treasury Note	41	$ 8,311	Long	12/23	$(18)

Ultra 10-Year U.S. Treasury Note	(54)	(6,024)	Short	12/23	187

Total					$169

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Asset-Backed Securities	5.3%

Commercial Mortgage-Backed Securities	1.9%

Corporate Bonds	23.1%

Foreign Issuer Bonds	7.5%

U.S. Government Agencies	36.8%

U.S. Government Obligations	23.2%

Municipal Bonds	0.4%

Investment Companies	1.2%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	149	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-backed securities(1)	$ —	$5,023	$—	$5,023

Commercial Mortgage-Backed Securities	—	1,851	—	1,851

Corporate Bonds(1)	—	21,968	—	21,968

Foreign Issuer Bonds(1)	—	7,127	—	7,127

U.S. Government Agencies(1)	—	34,984	—	34,984

U.S. Government Obligations(1)	—	22,051	—	22,051

Municipal Bonds(1)	—	373	—	373

Investment Companies	1,145	—	—	1,145

Short-Term Investments	—	174	—	174

Total Investments	$1,145	$93,551	$—	$94,696
OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$ 187	$ —	$—	$ 187

Liabilities

Futures Contracts	(18)	—	—	(18)

Total Other Financial Instruments	$ 169	$ —	$—	$ 169

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	150	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 5.4%

Auto Loan – 0.6%

GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3

4.66%, 2/16/28	$380	$373

GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3

4.47%, 2/16/28	670	655

Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	840	826

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3

4.51%, 11/15/27	550	539

		2,393

Automobile – 1.0%

Ford Credit Auto Lease Trust, Series 2023-B, Class A3

5.91%, 10/15/26	1,221	1,220

Ford Credit Auto Owner Trust, Series 2023-B, Class A3

5.23%, 5/15/28	480	477

Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3

5.80%, 12/15/26(1)	968	967

Westlake Automobile Receivables Trust, Series 2023-3, Class A3

5.82%, 5/17/27(1)	1,060	1,056

		3,720

Credit Card – 0.3%

Discover Card Execution Note Trust, Series 2023-A1, Class A

4.31%, 3/15/28	940	915

Synchrony Card Funding LLC

5.54%, 7/15/29	240	239

		1,154

Other – 0.9%

Dell Equipment Finance Trust, Series 2023-1, Class A3

5.65%, 9/22/28(1)	1,130	1,127

Finance of America Structured Securities Trust, Series 2023-S2, Class A1

(Step to 6.50% on 5/25/24), 2.00%, 4/25/73(1) (2)	1,181	1,138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 5.4% continued

Other – 0.9% continued

Verizon Master Trust, Series 2023-2, Class A

4.89%, 4/13/28	$1,040	$1,027

		3,292

Whole Loan – 2.6%

Angel Oak Mortgage Trust, Series 2023-1, Class A1

(Step to 4.82% on 2/25/27), 4.75%, 9/26/67(1) (2)	1,078	1,027

CHNGE Mortgage Trust, Series 2023-3, Class A1

(Step to 8.10% on 7/25/27), 7.10%, 7/25/58(1) (2)	698	694

J.P. Morgan Mortgage Trust, Series 2022-4, Class A3

3.00%, 10/25/52(1) (3)	1,272	1,001

J.P. Morgan Mortgage Trust, Series 2022-6, Class A3

3.00%, 11/25/52(1) (3)	1,235	973

J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2

3.00%, 12/25/52(1) (3)	1,214	955

J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A

5.00%, 6/25/53(1) (3)	988	916

JP Morgan Mortgage Trust, Series 2022-LTV1, Class XS

0.22%, 7/25/52(1)	95,512	931

Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1

2.50%, 6/25/51(1) (3)	1,217	918

Sequoia Mortgage Trust, Series 2023-1, Class A1

5.00%, 1/25/53(1)	666	615

Towd Point Mortgage Trust, Series 2022-1, Class A1

3.75%, 7/25/62(1)	2,281	2,054

		10,084

Total Asset-Backed Securities

(Cost $21,579)		20,643

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%

Non Agency – 2.0%

BANK, Series 2019-BN16, Class A4

4.01%, 2/15/52	3,900	3,540

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	151	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0% continued

Non Agency – 2.0% continued

BANK5, Series 2023-5YR2, Class A3

6.66%, 6/15/28	$853	$870

Benchmark Mortgage Trust, Series 2023-V3, Class A3

6.36%, 7/15/56	1,090	1,102

FIVE Mortgage Trust, Series 2023-V1, Class A3

5.67%, 2/10/56	1,700	1,668

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4

3.72%, 12/15/49	350	323

		7,503

Total Commercial Mortgage-Backed Securities

(Cost $8,157)		7,503

CORPORATE BONDS – 29.5%

Aerospace & Defense – 0.5%

Boeing (The) Co.,

5.81%, 5/1/50	350	317

Howmet Aerospace, Inc.,

6.88%, 5/1/25	934	938

Lockheed Martin Corp.,

5.20%, 2/15/55	320	297

Northrop Grumman Corp.,

5.25%, 5/1/50	240	221

		1,773

Asset Management – 1.2%

Ameriprise Financial, Inc.,

4.50%, 5/13/32	174	160

Ares Capital Corp.,

4.25%, 3/1/25	775	745

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	96	73

FMR LLC,

6.45%, 11/15/39 (1)	435	430

FS KKR Capital Corp.,

4.13%, 2/1/25	2,230	2,143

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

5.25%, 5/15/27	835	734

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Asset Management – 1.2% continued

Oaktree Specialty Lending Corp.,

2.70%, 1/15/27	$170	$146

Prospect Capital Corp.,

3.71%, 1/22/26	270	244

		4,675

Automotive – 0.1%

Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	293

Banking – 3.4%

Bank of America Corp.,

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	915	735

(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	3,210	2,523

(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	954	733

Citigroup, Inc.,

(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	1,010	914

Fifth Third Bancorp,

(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	580	573

First-Citizens Bank & Trust Co.,

(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (4)	500	476

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (4)	650	646

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	1,065	1,000

(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	590	447

PNC Financial Services Group (The), Inc.,

(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	257	222

Santander Holdings U.S.A., Inc.,

(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (4)	900	878

Truist Financial Corp.,

(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	2,010	1,892

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	152	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Banking – 3.4% continued

U.S. Bancorp,

(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	$1,360	$1,287

Wells Fargo & Co.,

(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	810	710

		13,036

Beverages – 0.1%

Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	530	400

Biotechnology & Pharmaceuticals – 0.8%

AbbVie, Inc.,

4.25%, 11/21/49	275	218

Amgen, Inc.,

2.20%, 2/21/27	845	758

5.25%, 3/2/33	1,265	1,209

Bristol-Myers Squibb Co.,

2.95%, 3/15/32	770	643

Gilead Sciences, Inc.,

2.60%, 10/1/40	430	284

		3,112

Cable & Satellite – 1.1%

Charter Communications Operating LLC/Charter Communications Operating Capital,

5.05%, 3/30/29	335	313

6.38%, 10/23/35	1,000	932

5.50%, 4/1/63	330	244

Comcast Corp.,

4.15%, 10/15/28	960	909

1.50%, 2/15/31	503	380

CSC Holdings LLC,

4.63%, 12/1/30 (1)	920	489

DISH DBS Corp.,

7.75%, 7/1/26	750	563

LCPR Senior Secured Financing DAC,

6.75%, 10/15/27 (1)	440	404

		4,234

Chemicals – 0.6%

Bayport Polymers LLC,

4.74%, 4/14/27 (1)	1,390	1,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Chemicals – 0.6% continued

LYB International Finance III LLC,

2.25%, 10/1/30	$300	$238

NewMarket Corp.,

2.70%, 3/18/31	530	416

RPM International, Inc.,

4.55%, 3/1/29	447	414

		2,351

Commercial Support Services – 0.1%

Waste Connections, Inc.,
3.20%, 6/1/32	350	290

Construction Materials – 0.1%

Martin Marietta Materials, Inc.,
2.50%, 3/15/30	327	268

Consumer Services – 0.0%

President and Fellows of Harvard College,
4.88%, 10/15/40	200	184

Containers & Packaging – 0.3%

Packaging Corp. of America,

3.40%, 12/15/27	585	539

Sealed Air Corp./Sealed Air Corp. U.S.,

6.13%, 2/1/28 (1)	760	736

		1,275

Diversified Industrials – 0.2%

Honeywell International, Inc.,
4.95%, 2/15/28	1,000	996

E-Commerce Discretionary – 0.3%

Amazon.com, Inc.,
4.70%, 12/1/32	1,180	1,127

Electric & Gas Marketing & Trading – 0.2%

Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	720	632

Electric Utilities – 2.6%

AES (The) Corp.,

1.38%, 1/15/26	855	762

Appalachian Power Co.,

4.50%, 3/1/49	425	322

Avangrid, Inc.,

3.80%, 6/1/29	380	338

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	153	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Electric Utilities – 2.6% continued

Berkshire Hathaway Energy Co.,

1.65%, 5/15/31	$395	$296

Duke Energy Progress LLC,

3.40%, 4/1/32	698	593

5.25%, 3/15/33	770	746

Entergy Louisiana LLC,

2.90%, 3/15/51	700	412

Entergy Texas, Inc.,

1.75%, 3/15/31	387	296

Eversource Energy,

1.65%, 8/15/30	130	100

Exelon Corp.,

5.63%, 6/15/35	950	913

Florida Power & Light Co.,

5.10%, 4/1/33	820	793

National Rural Utilities Cooperative Finance Corp.,

4.15%, 12/15/32	240	214

Nevada Power Co.,

6.00%, 3/15/54	300	293

NextEra Energy Capital Holdings, Inc.,

2.25%, 6/1/30	175	140

NRG Energy, Inc.,

2.45%, 12/2/27 (1)	275	233

3.63%, 2/15/31 (1)	535	406

Oncor Electric Delivery Co. LLC,

3.70%, 11/15/28	720	667

Pacific Gas and Electric Co.,

4.55%, 7/1/30	203	179

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,

4.50%, 8/15/28 (1)	230	200

Public Service Co. of Colorado,

3.70%, 6/15/28	720	663

San Diego Gas & Electric Co.,

1.70%, 10/1/30	495	382

Southern (The) Co.,

3.70%, 4/30/30	325	288

Virginia Electric and Power Co.,

2.40%, 3/30/32	720	561

Xcel Energy, Inc.,

2.60%, 12/1/29	175	147

		9,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Electrical Equipment – 0.2%

Acuity Brands Lighting, Inc.,

2.15%, 12/15/30	$412	$321

Keysight Technologies, Inc.,

3.00%, 10/30/29	255	219

Vontier Corp.,

2.40%, 4/1/28	400	333

		873

Entertainment Content – 0.6%

Discovery Communications LLC,

3.63%, 5/15/30	430	364

Take-Two Interactive Software, Inc.,

3.70%, 4/14/27	258	241

Walt Disney (The) Co.,

2.20%, 1/13/28	442	392

2.00%, 9/1/29	1,130	935

Warnermedia Holdings, Inc.,

5.14%, 3/15/52	341	253

		2,185

Food – 0.7%

Campbell Soup Co.,

2.38%, 4/24/30	395	320

Conagra Brands, Inc.,

1.38%, 11/1/27	525	439

Flowers Foods, Inc.,

2.40%, 3/15/31	265	209

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

5.50%, 1/15/30	1,095	1,022

McCormick & Co., Inc.,

1.85%, 2/15/31	475	362

Smithfield Foods, Inc.,

2.63%, 9/13/31 (1)	430	308

		2,660

Funds & Trusts – 0.2%

Blackstone Private Credit Fund,
2.63%, 12/15/26	1,040	895

Gas & Water Utilities – 0.5%

NiSource, Inc.,

3.60%, 5/1/30	500	436

Southern California Gas Co.,

2.60%, 6/15/26	650	602

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	154	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Gas & Water Utilities – 0.5% continued

Southern Co. Gas Capital Corp.,

1.75%, 1/15/31	$1,160	$876

		1,914

Health Care Facilities & Services – 1.8%

Catalent Pharma Solutions, Inc.,

5.00%, 7/15/27 (1)	420	385

CVS Health Corp.,

5.25%, 1/30/31	790	759

5.30%, 6/1/33	1,900	1,799

DaVita, Inc.,

4.63%, 6/1/30 (1)	850	698

HCA, Inc.,

5.50%, 6/1/33	1,380	1,305

UnitedHealth Group, Inc.,

4.00%, 5/15/29	770	721

2.30%, 5/15/31	477	386

5.35%, 2/15/33	710	702

Universal Health Services, Inc.,

2.65%, 1/15/32	425	319

		7,074

Home Construction – 0.4%

D.R. Horton, Inc.,

1.30%, 10/15/26	678	594

MDC Holdings, Inc.,

6.00%, 1/15/43	387	324

Mohawk Industries, Inc.,

5.85%, 9/18/28	720	715

		1,633

Household Products – 1.0%

Clorox (The) Co.,

4.60%, 5/1/32	621	578

Estee Lauder (The) Cos., Inc.,

5.15%, 5/15/53	910	820

Haleon U.S. Capital LLC,

3.38%, 3/24/27	720	668

4.00%, 3/24/52	389	288

Kenvue, Inc.,

4.90%, 3/22/33 (1)	1,050	1,004

Kimberly-Clark Corp.,

2.00%, 11/2/31	770	607

		3,965

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Institutional Financial Services – 0.9%

Jane Street Group/JSG Finance, Inc.,

4.50%, 11/15/29 (1)	$1,400	$1,203

Jefferies Financial Group, Inc.,

5.88%, 7/21/28	650	636

2.63%, 10/15/31	206	157

Morgan Stanley,

(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	1,170	1,140

Nasdaq, Inc.,

5.55%, 2/15/34	520	496

		3,632

Insurance – 1.8%

Brighthouse Financial Global Funding,

1.55%, 5/24/26 (1)	1,035	916

Brown & Brown, Inc.,

2.38%, 3/15/31	487	376

Chubb INA Holdings, Inc.,

3.35%, 5/3/26	330	313

Constellation Insurance, Inc.,

6.80%, 1/24/30 (1)	2,095	1,867

Corebridge Financial, Inc.,

4.40%, 4/5/52	324	237

Global Atlantic Fin Co.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (4)	1,291	934

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,

7.63%, (!00% Cash), 10/15/25 (1) (6)	2,146	2,098

Primerica, Inc.,

2.80%, 11/19/31	355	281

		7,022

Internet Media & Services – 0.3%

Meta Platforms, Inc.,

3.85%, 8/15/32	810	718

Netflix, Inc.,

4.88%, 4/15/28	520	504

		1,222

Machinery – 0.2%

Eaton Corp.,

4.15%, 3/15/33	340	307

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	155	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Machinery – 0.2% continued

Ingersoll Rand, Inc.,

5.40%, 8/14/28	$590	$580

		887

Medical Equipment & Devices – 0.7%

Agilent Technologies, Inc.,

2.30%, 3/12/31	1,140	902

Becton Dickinson & Co.,

2.82%, 5/20/30	750	632

Bio-Rad Laboratories, Inc.,

3.30%, 3/15/27	92	85

GE HealthCare Technologies, Inc.,

5.91%, 11/22/32	1,053	1,045

		2,664

Oil & Gas Producers – 1.7%

Apache Corp.,

5.10%, 9/1/40	1,200	953

Energy Transfer L.P.,

4.15%, 9/15/29	880	797

EQM Midstream Partners L.P.,

6.50%, 7/15/48	1,220	1,073

ONEOK, Inc.,

6.05%, 9/1/33	1,420	1,395

Phillips 66,

2.15%, 12/15/30	500	394

Western Midstream Operating L.P.,

6.15%, 4/1/33	345	333

WPX Energy, Inc.,

4.50%, 1/15/30	1,593	1,447

		6,392

Oil & Gas Services & Equipment – 0.1%

Schlumberger Investment S.A.,
2.65%, 6/26/30	400	339

Real Estate Investment Trusts – 1.5%

American Tower Corp.,

3.13%, 1/15/27	765	700

AvalonBay Communities, Inc.,

2.30%, 3/1/30	110	90

Brixmor Operating Partnership L.P.,

4.05%, 7/1/30	260	227

Corporate Office Properties L.P.,

2.90%, 12/1/33	518	363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Real Estate Investment Trusts – 1.5% continued

Crown Castle, Inc.,

1.05%, 7/15/26	$1,030	$904

EPR Properties,

4.50%, 4/1/25	660	636

Equinix, Inc.,

3.20%, 11/18/29	367	314

2.50%, 5/15/31	390	304

Healthpeak OP LLC,

3.25%, 7/15/26	275	258

Kimco Realty Corp.,

3.20%, 4/1/32	332	267

Office Properties Income Trust,

2.65%, 6/15/26	620	422

Realty Income Corp.,

2.20%, 6/15/28	330	282

Safehold GL Holdings LLC,

2.85%, 1/15/32	254	187

Simon Property Group L.P.,

2.45%, 9/13/29	205	170

STORE Capital Corp.,

2.75%, 11/18/30	320	229

VICI Properties L.P.,

5.13%, 5/15/32	346	310

Welltower OP LLC,

3.85%, 6/15/32	137	117

		5,780

Retail - Consumer Staples – 0.1%

Dollar Tree, Inc.,
3.38%, 12/1/51	570	337

Retail - Discretionary – 0.2%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	410	332

O’Reilly Automotive, Inc.,

4.70%, 6/15/32	307	282

		614

Semiconductors – 0.7%

Broadcom, Inc.,

3.50%, 2/15/41 (1)	320	222

Intel Corp.,

5.13%, 2/10/30	980	962

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	156	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Semiconductors – 0.7% continued

Marvell Technology, Inc.,

5.75%, 2/15/29	$540	$535

5.95%, 9/15/33	842	827

		2,546

Software – 0.9%

Fortinet, Inc.,

1.00%, 3/15/26	260	232

2.20%, 3/15/31	540	418

Oracle Corp.,

5.80%, 11/10/25	370	371

Roper Technologies, Inc.,

3.80%, 12/15/26	246	233

2.00%, 6/30/30	370	293

ServiceNow, Inc.,

1.40%, 9/1/30	530	407

VMware, Inc.,

1.80%, 8/15/28	520	431

4.70%, 5/15/30	800	737

Workday, Inc.,

3.70%, 4/1/29	315	286

		3,408

Specialty Finance – 0.4%

Ally Financial, Inc.,

2.20%, 11/2/28	457	361

GATX Corp.,

4.00%, 6/30/30	20	18

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

4.25%, 2/1/27 (1)	690	603

Synchrony Financial,

7.25%, 2/2/33	500	441

		1,423

Technology Hardware – 0.6%

CDW LLC/CDW Finance Corp.,

4.25%, 4/1/28	730	665

Dell International LLC/EMC Corp.,

8.10%, 7/15/36	510	571

3.45%, 12/15/51 (1)	460	287

Jabil, Inc.,

1.70%, 4/15/26	725	651

		2,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Technology Services – 0.7%

Booz Allen Hamilton, Inc.,
5.95%, 8/4/33	$850	$829

Global Payments, Inc.,
2.90%, 5/15/30	710	582

Moody’s Corp.,
3.75%, 2/25/52	362	256

S&P Global, Inc.,
2.90%, 3/1/32	800	658

Western Union (The) Co.,
2.75%, 3/15/31	420	322

		2,647

Telecommunications – 0.9%

AT&T, Inc.,
4.30%, 2/15/30	352	321
5.40%, 2/15/34	1,150	1,076
3.55%, 9/15/55	330	202

Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	800	575

T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	525	328
3.60%, 11/15/60	895	554

Verizon Communications, Inc.,
2.55%, 3/21/31	600	478

		3,534

Tobacco & Cannabis – 0.1%

Philip Morris International, Inc.,
1.75%, 11/1/30	350	266

Transportation & Logistics – 0.7%

Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	550	504

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	484	479

Norfolk Southern Corp.,
3.70%, 3/15/53	202	139

Ryder System, Inc.,
5.25%, 6/1/28	440	428

Southwest Airlines Co.,
5.13%, 6/15/27	385	375

Union Pacific Corp.,
2.38%, 5/20/31	205	166
3.50%, 2/14/53	299	208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	157	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 29.5% continued

Transportation & Logistics – 0.7% continued

United Airlines Pass Through Trust,
Series 2020-1, Class B,
4.88%, 1/15/26	$310	$301

		2,600

Total Corporate Bonds

(Cost $129,406)		113,276

FOREIGN ISSUER BONDS – 8.1%

Asset Management – 0.4%

UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	1,640	1,602

Banking – 3.4%

AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	1,590	1,583

ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	194

Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	900	836

Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	600	554

Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (5)	1,221	847
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	192

BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (4)	430	355

Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (4) (5)	400	312
(Variable, U.S. SOFR + 2.52%), 7.15%, 7/13/27 (4)	1,270	1,279

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Banking – 3.4% continued

(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (4)	$379	$331

(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (4)	500	452

Federation des Caisses Desjardins du Quebec,

(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (4)	1,080	1,064

HSBC Holdings PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	545	469

ING Groep N.V.,

(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	186

Intesa Sanpaolo S.p.A.,

6.63%, 6/20/33 (1)	160	150

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.90%), 7.78%, 6/20/54 (1) (4)	530	477

KBC Group N.V.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	620	606

Macquarie Group Ltd.,

(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	1,360	1,265

Mitsubishi UFJ Financial Group, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	500	486

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	520	504

NatWest Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (4) (5)	450	298

Toronto-Dominion Bank (The),

5.10%, 1/9/26	630	622

Westpac Banking Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	115	99

		13,161

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	158	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Beverages – 0.2%

Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	$429	$375

Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	645	480

		855

Biotechnology & Pharmaceuticals – 0.4%

Astrazeneca Finance LLC,
1.75%, 5/28/28	770	659

GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	770	729

		1,388

Chemicals – 0.1%

Nutrien Ltd.,
4.00%, 12/15/26	300	284

Food – 0.3%

NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	915	907

Insurance – 0.2%

Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53(1) (4)	600	594

Leisure Facilities & Services – 0.0%

Sands China Ltd.,
3.10%, 3/8/29(7)	—	—

Medical Equipment & Devices – 0.1%

Alcon Finance Corp.,
2.60%, 5/27/30(1)	550	453

Metals & Mining – 0.5%

Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	246

Glencore Funding LLC,
1.63%, 4/27/26 (1)	1,240	1,116
3.88%, 10/27/27 (1)	630	583

		1,945

Oil & Gas Producers – 0.2%

QatarEnergy,
3.13%, 7/12/41 (1)	123	85

Santos Finance Ltd.,
3.65%, 4/29/31 (1)	830	663

		748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	$803	$739

Sovereign Government – 0.3%

Indonesia Government International Bond,

3.85%, 10/15/30	800	716

Philippine Government International Bond,

3.75%, 1/14/29	375	347

		1,063

Specialty Finance – 0.5%

Avolon Holdings Funding Ltd.,

3.25%, 2/15/27 (1)	170	152

6.38%, 5/4/28 (1)	1,250	1,228

goeasy Ltd.,

4.38%, 5/1/26 (1)	740	677

		2,057

Technology Services – 0.1%

RELX Capital, Inc.,
4.75%, 5/20/32	483	451

Telecommunications – 0.8%

British Telecommunications PLC,

3.25%, 11/8/29 (1)	540	466

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	955	891

NTT Finance Corp.,

4.37%, 7/27/27 (1)	1,220	1,175

Orange S.A.,

5.38%, 1/13/42	210	191

Rogers Communications, Inc.,

2.90%, 11/15/26	510	466

		3,189

Tobacco & Cannabis – 0.4%

BAT Capital Corp.,

4.70%, 4/2/27	1,405	1,345

Imperial Brands Finance PLC,

6.13%, 7/27/27 (1)	203	203

		1,548

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	159	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Transportation & Logistics – 0.0%

Canadian Pacific Railway Co.,
3.10%, 12/2/51	$206	$129

Total Foreign Issuer Bonds

(Cost $34,244)		31,113

U.S. GOVERNMENT AGENCIES – 37.5% (8)

Fannie Mae – 20.0%

Pool #545003,
8.00%, 5/1/31(7)	—	—

Pool #545437,
7.00%, 2/1/32	17	17

Pool #545556,
7.00%, 4/1/32	9	10

Pool #555189,
7.00%, 12/1/32	74	76

Pool #581806,
7.00%, 7/1/31	20	20

Pool #585617,
7.00%, 5/1/31(7)	—	—

Pool #889641,
5.50%, 8/1/37	472	470

Pool #995802,
5.50%, 12/1/35	469	466

Pool #AB5209,
3.00%, 5/1/32	1,845	1,659

Pool #AB9546,
3.50%, 6/1/28	47	45

Pool #AD0248,
5.50%, 11/1/37	865	861

Pool #AD0494,
5.50%, 8/1/37	498	494

Pool #AD0925,
5.00%, 4/1/40	50	49

Pool #AK9457,
3.50%, 3/1/32	93	85

Pool #AL3063,
3.50%, 1/1/28	155	149

Pool #AL5119,
4.00%, 4/1/34	789	732

Pool #AL7497,
3.50%, 9/1/40	1,051	933

Pool #AL8352,
3.00%, 10/1/44	2,108	1,802

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Fannie Mae – 20.0% continued

Pool #AL8876,
3.00%, 10/1/44	$308	$265

Pool #AO2961,
4.00%, 5/1/42	164	150

Pool #AQ9360,
2.50%, 1/1/28	47	44

Pool #AS1991,
3.50%, 3/1/29	235	224

Pool #AS3655,
4.50%, 10/1/44	487	457

Pool #AS6520,
3.50%, 1/1/46	1,030	902

Pool #AS7088,
2.50%, 5/1/31	1,076	972

Pool #AS7568,
4.50%, 7/1/46	618	580

Pool #AS8576,
4.50%, 12/1/46	744	698

Pool #AS8984,
4.50%, 3/1/47	592	556

Pool #BH6175,
3.50%, 7/1/47	410	359

Pool #BJ0686,
4.00%, 4/1/48	497	450

Pool #BJ3524,
4.00%, 11/1/47	1,038	941

Pool #BM1761,
4.00%, 8/1/44	175	160

Pool #BM1762,
3.00%, 11/1/45	2,029	1,734

Pool #BM1901,
3.00%, 6/1/45	2,309	1,974

Pool #BM4056,
4.00%, 3/1/45	516	473

Pool #BM5984,
5.00%, 5/1/49	121	116

Pool #BM5996,
5.00%, 12/1/48	80	77

Pool #BR4694,
2.00%, 3/1/51	2,457	1,875

Pool #BW9921,
5.00%, 10/1/52	1,372	1,299

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	160	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Fannie Mae – 20.0% continued

Pool #BX4910,
5.00%, 1/1/53	$1,388	$1,310

Pool #BX7768,
5.00%, 3/1/53	1,348	1,272

Pool #CA6422,
3.00%, 7/1/50	1,428	1,189

Pool #CB2286,
2.50%, 12/1/51	1,239	993

Pool #FM1303,
3.00%, 1/1/48	1,942	1,642

Pool #FM1438,
3.00%, 8/1/38	412	369

Pool #FM1472,
3.50%, 3/1/34	38	36

Pool #FM1534,
4.50%, 9/1/49	963	901

Pool #FM1572,
3.00%, 9/1/48	630	533

Pool #FM2671,
4.00%, 1/1/48	330	301

Pool #FM2921,
2.50%, 4/1/50	1,541	1,235

Pool #FM3173,
3.50%, 7/1/47	1,564	1,386

Pool #FM3201,
3.50%, 4/1/34	727	696

Pool #FM3727,
3.00%, 7/1/50	1,415	1,179

Pool #FM4491,
3.50%, 12/1/36	2,462	2,262

Pool #FM5383,
4.00%, 6/1/45	1,832	1,677

Pool #FM6555,
2.00%, 4/1/51	1,532	1,171

Pool #FP0012,
3.00%, 8/1/51	955	802

Pool #FS1251,
3.50%, 4/1/52	5,556	4,804

Pool #FS2701,
2.50%, 2/1/35	1,047	954

Pool #FS3063,
4.50%, 10/1/52	1,198	1,103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Fannie Mae – 20.0% continued

Pool #FS3120,
5.00%, 9/1/52	$1,651	$1,559

Pool #FS3231,
2.00%, 3/1/52	2,636	2,042

Pool #FS3384,
4.50%, 10/1/50	1,534	1,435

Pool #FS3662,
5.00%, 1/1/53	1,151	1,086

Pool #FS4040,
5.00%, 2/1/53	1,273	1,202

Pool #FS4045,
5.50%, 2/1/53	1,178	1,139

Pool #FS4104,
6.00%, 3/1/53	1,208	1,194

Pool #FS4267,
4.50%, 3/1/38	1,222	1,180

Pool #FS4610,
6.50%, 6/1/40	566	586

Pool #FS4618,
4.50%, 2/1/51	1,077	1,000

Pool #FS4653,
5.50%, 5/1/53	853	825

Pool #FS4663,
5.00%, 5/1/53	1,292	1,220

Pool #FS4706,
6.00%, 7/1/41	1,281	1,295

Pool #FS4875,
6.00%, 5/1/53	1,234	1,220

Pool #FS5641,
6.00%, 8/1/53	1,247	1,233

Pool #MA0878,
4.00%, 10/1/31	356	331

Pool #MA2522,
3.50%, 2/1/46	1,293	1,135

Pool #MA2642,
3.50%, 6/1/46	1,456	1,276

Pool #MA2864,
3.50%, 1/1/47	819	720

Pool #MA3004,
4.00%, 5/1/37	344	315

Pool #MA3088,
4.00%, 8/1/47	640	581

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	161	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Fannie Mae – 20.0% continued

Pool #MA3183,
4.00%, 11/1/47	$1,596	$1,451

Pool #MA3184,
4.50%, 11/1/47	1,321	1,238

Pool #MA3211,
4.00%, 12/1/47	1,687	1,535

Pool #MA3448,
5.00%, 8/1/48	470	451

Pool #MA4186,
3.00%, 10/1/35	458	415

Pool #MA4305,
2.00%, 4/1/51	1,545	1,178

		76,831

Freddie Mac – 13.2%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2,
4.43%, 2/25/33	340	319

Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	701	686

Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.05%, 9/1/37(9)	45	45

Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 4.34%, 11/1/37(9)	93	92

Pool #QF3725,
5.00%, 11/1/52	1,242	1,173

Pool #QF8053,
5.50%, 2/1/53	1,663	1,609

Pool #QF8924,
5.50%, 3/1/53	1,292	1,249

Pool #QG4632,
5.50%, 6/1/53	1,250	1,208

Pool #RA3913,
2.50%, 11/1/50	1,440	1,162

Pool #RA8880,
5.50%, 4/1/53	1,154	1,117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Freddie Mac – 13.2% continued

Pool #RD5026,
3.00%, 4/1/30	$404	$369

Pool #SB0084,
3.00%, 2/1/32	1,223	1,139

Pool #SB0216,
3.00%, 12/1/32	505	469

Pool #SB0328,
3.00%, 6/1/34	1,097	1,014

Pool #SB0826,
2.50%, 1/1/35	1,175	1,061

Pool #SB8502,
2.00%, 8/1/35	6,425	5,547

Pool #SD0033,
3.00%, 12/1/47	703	594

Pool #SD1360,
5.50%, 7/1/52	1,154	1,117

Pool #SD1518,
4.50%, 8/1/52	1,209	1,117

Pool #SD1694,
4.50%, 10/1/52	1,585	1,456

Pool #SD1703,
5.00%, 9/1/52	1,651	1,559

Pool #SD1710,
5.00%, 10/1/52	1,430	1,352

Pool #SD1959,
6.50%, 12/1/52	1,784	1,802

Pool #SD2334,
5.00%, 2/1/53	1,261	1,191

Pool #SD2342,
5.00%, 12/1/44	1,292	1,261

Pool #SD2477,
5.50%, 3/1/53	1,274	1,237

Pool #SD2511,
5.50%, 4/1/53	1,279	1,236

Pool #SD2642,
5.50%, 4/1/53	1,264	1,222

Pool #SD2665,
6.00%, 4/1/53	1,151	1,143

Pool #SD2757,
5.00%, 5/1/53	1,269	1,197

Pool #SD2876,
3.00%, 7/1/46	1,262	1,078

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	162	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Freddie Mac – 13.2% continued

Pool #SD2902,
5.50%, 5/1/53	$859	$830

Pool #SD2920,
5.50%, 5/1/53	1,286	1,243

Pool #SD2922,
5.00%, 5/1/53	1,277	1,205

Pool #SD2999,
5.50%, 6/1/53	1,288	1,245

Pool #SD3133,
5.00%, 6/1/53	765	722

Pool #SD3136,
5.50%, 6/1/53	1,094	1,059

Pool #SD3174,
5.50%, 6/1/53	1,079	1,044

Pool #SD3571,
6.00%, 8/1/53	1,184	1,171

Pool #ZK7457,
3.50%, 2/1/29	1,164	1,124

Pool #ZM4714,
3.50%, 11/1/47	1,550	1,357

Pool #ZM5332,
3.00%, 1/1/48	561	472

Pool #ZS4687,
2.50%, 11/1/46	534	432

Pool #ZT1333,
2.50%, 10/1/31	2,083	1,881

		50,606

Freddie Mac Gold – 1.1%

Pool #A87842,
4.50%, 8/1/39	175	164

Pool #C00910,
7.50%, 1/1/30	55	57

Pool #G07068,
5.00%, 7/1/41	263	258

Pool #G08731,
2.50%, 11/1/46	1,138	922

Pool #G15612,
3.50%, 12/1/29	41	40

Pool #G16396,
3.50%, 2/1/33	833	784

Pool #G18643,
2.50%, 5/1/32	73	66

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Freddie Mac Gold – 1.1% continued

Pool #G60948,
3.00%, 1/1/47	$323	$273

Pool #G61723,
3.50%, 1/1/43	90	80

Pool #Q15842,
3.00%, 2/1/43	1,452	1,243

Pool #Q42460,
4.00%, 6/1/46	239	217

Pool #Q63667,
4.50%, 5/1/49	307	287

		4,391

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	875	773

Government National Mortgage Association I – 0.8%

Pool #757013,
3.50%, 12/15/40	1,090	979

Pool #786440,
4.50%, 9/15/47	960	914

Pool #786470,
5.00%, 11/15/40	1,216	1,187

		3,080

Government National Mortgage Association II – 2.2%

Pool #784801,
3.50%, 6/20/47	569	494

Pool #MA0089,
4.00%, 5/20/42	1,251	1,157

Pool #MA0782,
3.00%, 2/20/43	2,575	2,215

Pool #MA1996,
4.00%, 6/20/44	233	215

Pool #MA3666,
5.00%, 5/20/46	543	531

Pool #MA4008,
5.50%, 10/20/46	83	83

Pool #MA6870,
5.00%, 9/20/50	438	423

Pool #MA8346,
4.00%, 10/20/52	1,252	1,128

Pool #MA8724,
4.50%, 3/20/53	1,278	1,182

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	163	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 37.5% (8) continued

Government National Mortgage Association II – 2.2% continued

Pool #MA8725,
5.00%, 3/20/53	$1,276	$1,210

		8,638

Total U.S. Government Agencies

(Cost $160,082)		144,319

U.S. GOVERNMENT OBLIGATIONS – 15.1%

U.S. Treasury Bonds – 8.1%
3.38%, 8/15/42	30,946	25,073
3.00%, 8/15/52	8,493	6,189

		31,262

U.S. Treasury Notes – 4.8%
4.50%, 11/30/24	10,800	10,692
4.00%, 2/15/26	3,230	3,162
4.13%, 7/31/28	1,900	1,859
3.50%, 2/15/33	2,989	2,742

		18,455

U.S. Treasury Strips – 2.2%
1.47%, 2/15/51(10)	29,423	8,274

Total U.S. Government Obligations

(Cost $70,778)		57,991

MUNICIPAL BONDS – 0.3%

Florida – 0.1%

Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	317

Texas – 0.2%

Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	1,000	981

Total Municipal Bonds

(Cost $1,400)		1,298

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(11) (12)	5,079,882	$5,080

Total Investment Companies

(Cost $5,080)		5,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.0%

U.S. Treasury Bill,
4.80%, 10/26/23(10) (13)	$140	$139

Total Short-Term Investments

(Cost $139)		139

Total Investments – 99.2%

(Cost $430,865)		381,362

Other Assets less Liabilities – 0.8%		3,166

NET ASSETS – 100.0%		$384,528

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Step coupon bond. Rate as of September 30, 2023 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2023 is disclosed.
(13)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	164	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

10-Year U.S. Treasury Note	(51)	$(5,511)	Short	12/23	$ 93

2-Year U.S. Treasury Note	54	10,946	Long	12/23	(24)

Total					$ 69

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Asset-Backed Securities	5.4%

Commercial Mortgage-Backed Securities	2.0%

Corporate Bonds	29.5%

Foreign Issuer Bonds	8.1%

U.S. Government Agencies	37.5%

U.S. Government Obligations	15.1%

Municipal Bonds	0.3%

Investment Companies	1.3%

Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-backed securities(1)	$—	$20,643	$—	$20,643

Commercial Mortgage-Backed Securities	—	7,503	—	7,503

Corporate Bonds(1)	—	113,276	—	113,276

Foreign Issuer Bonds(1)	—	31,113	—	31,113

U.S. Government Agencies(1)	—	144,319	—	144,319

U.S. Government Obligations(1)	—	57,991	—	57,991

Municipal Bonds(1)	—	1,298	—	1,298

Investment Companies	5,080	—	—	5,080

Short-Term Investments	—	139	—	139

Total Investments	$5,080	$376,282	$—	$381,362

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$93	$—	$—	$93

Liabilities

Futures Contracts	(24)	—	—	(24)

Total Other Financial Instruments	$69	$—	$—	$69
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	165	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 81.3%

Advertising & Marketing – 0.5%

Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$2,295	$1,976

CMG Media Corp.,
8.88%, 12/15/27 (1)	8,825	6,908

Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,125	2,480

		11,364

Aerospace & Defense – 1.7%

Howmet Aerospace, Inc.,
6.88%, 5/1/25	4,035	4,051

Spirit AeroSystems, Inc.,
9.38%, 11/30/29 (1)	3,313	3,371

TransDigm, Inc.,
5.50%, 11/15/27	7,445	6,971
6.75%, 8/15/28 (1)	4,500	4,430
4.88%, 5/1/29	8,409	7,388
6.88%, 12/15/30 (1)	3,440	3,373

Triumph Group, Inc.,
7.75%, 8/15/25	8,650	8,218
9.00%, 3/15/28 (1)	4,270	4,222

		42,024

Asset Management – 1.0%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	6,840	6,012
4.38%, 2/1/29	5,880	4,702

NFP Corp.,
6.88%, 8/15/28 (1)	7,030	6,023

Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,950	7,996

		24,733

Automotive – 2.7%

American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	3,475	3,154

Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,315	3,236

Dana, Inc.,
4.25%, 9/1/30	2,870	2,303

Ford Motor Co.,
9.63%, 4/22/30	2,730	3,119
6.10%, 8/19/32	5,965	5,618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Automotive – 2.7% continued
4.75%, 1/15/43	$3,050	$2,226

Ford Motor Credit Co. LLC,
4.06%, 11/1/24	2,195	2,125
5.13%, 6/16/25	1,510	1,462
4.13%, 8/4/25	6,055	5,741
4.39%, 1/8/26	6,470	6,107
4.95%, 5/28/27	5,815	5,458
4.13%, 8/17/27	7,845	7,145
6.80%, 5/12/28	4,675	4,670
5.11%, 5/3/29	5,768	5,280
4.00%, 11/13/30	5,780	4,827

General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	2,990	2,408

		64,879

Beverages – 0.1%

Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	2,975	2,432

Biotechnology & Pharmaceuticals – 1.2%

Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	6,390	3,243

Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	2,830	1,760
5.00%, 1/30/28 (1)	4,775	1,945
4.88%, 6/1/28 (1)	4,465	2,539
7.25%, 5/30/29 (1)	3,490	1,396
5.25%, 1/30/30 (1)	9,870	3,705

Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	6,090	4,880

Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1) (4)	8,813	6,257

Perrigo Finance Unlimited Co.,
4.65%, 6/15/30	3,520	3,001

		28,726

Cable & Satellite – 4.9%

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	21,067	19,132
6.38%, 9/1/29 (1)	2,970	2,769
4.75%, 2/1/32 (1)	13,745	10,996
4.50%, 6/1/33 (1)	9,505	7,273
4.25%, 1/15/34 (1)	4,741	3,491

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	166	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Cable & Satellite – 4.9% continued

CSC Holdings LLC,

6.50%, 2/1/29 (1)	$11,835	$9,805

5.75%, 1/15/30 (1)	7,895	4,423

4.63%, 12/1/30 (1)	4,550	2,419

Directv Financing LLC/Directv Financing Co-Obligor, Inc.,

5.88%, 8/15/27 (1)	10,230	9,045

DISH DBS Corp.,

7.75%, 7/1/26	16,292	12,219

5.25%, 12/1/26 (1)	4,425	3,761

5.75%, 12/1/28 (1)	6,335	4,870

DISH Network Corp.,

11.75%, 11/15/27 (1)	2,565	2,584

GCI LLC,

4.75%, 10/15/28 (1)	2,435	2,100

LCPR Senior Secured Financing DAC,

6.75%, 10/15/27 (1)	5,093	4,678

Midcontinent Communications/Midcontinent Finance Corp.,

5.38%, 8/15/27 (1)	3,395	3,140

Radiate Holdco LLC/Radiate Finance, Inc.,

6.50%, 9/15/28 (1)	2,380	1,249

Sirius XM Radio, Inc.,

4.00%, 7/15/28 (1)	2,220	1,895

3.88%, 9/1/31 (1)	17,115	12,964

		118,813

Chemicals – 1.4%

ASP Unifrax Holdings, Inc.,

5.25%, 9/30/28 (1)	2,780	1,980

CVR Partners L.P./CVR Nitrogen Finance Corp.,

6.13%, 6/15/28 (1)	3,550	3,190

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,

9.00%, 7/1/28 (1)	4,335	4,094

LSB Industries, Inc.,

6.25%, 10/15/28 (1)	4,375	3,964

LSF11 A5 HoldCo LLC,

6.63%, 10/15/29 (1)	5,220	4,340

Mativ Holdings, Inc.,

6.88%, 10/1/26 (1)	7,345	6,702

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Chemicals – 1.4% continued

Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	$4,000	$3,700

SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	4,565	3,659

WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	3,700	2,992

		34,621

Commercial Support Services – 2.0%

ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	3,595	3,040

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	4,010	3,800
6.00%, 6/1/29 (1)	4,888	3,644

APX Group, Inc.,
6.75%, 2/15/27 (1)	5,835	5,603
5.75%, 7/15/29 (1)	4,530	3,817

Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	1,975	1,920

Covanta Holding Corp.,
5.00%, 9/1/30	5,640	4,501

Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,975	9,238

Stericycle, Inc.,
3.88%, 1/15/29 (1)	2,970	2,561

VT Topco, Inc.,
8.50%, 8/15/30 (1)	6,855	6,790

ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	3,900	3,062

		47,976

Construction Materials – 0.7%

Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	6,595	6,287

Knife River Corp.,
7.75%, 5/1/31 (1)	2,325	2,330

Standard Industries, Inc.,
3.38%, 1/15/31 (1)	4,525	3,498

Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	5,508	5,377

		17,492

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	167	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Consumer Services – 0.5%

PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	$6,700	$5,846

StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,425	5,284

		11,130

Containers & Packaging – 1.5%

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	5,915	4,936

Ball Corp.,
2.88%, 8/15/30	10,065	7,975

Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	2,985	2,775

Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	6,300	5,278

Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26 (1)	4,545	4,385
9.25%, 4/15/27 (1)	2,767	2,419

Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,335	3,260

Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	5,245	5,080

		36,108

Electric Utilities – 1.5%

Calpine Corp.,
5.13%, 3/15/28	7,737	6,889
5.00%, 2/1/31 (1)	3,475	2,810

NRG Energy, Inc.,
5.75%, 1/15/28	7,915	7,421
3.88%, 2/15/32 (1)	4,247	3,188

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,545	3,079

Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,330	3,414

Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,645	5,353
4.38%, 5/1/29 (1)	4,665	4,010

		36,164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Electrical Equipment – 0.5%

Emerald Debt Merger Sub LLC,
6.63%, 12/15/30 (1)	$9,395	$9,044

WESCO Distribution, Inc.,
7.25%, 6/15/28 (1)	3,660	3,678

		12,722

Engineering & Construction – 0.5%

Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	6,925	6,587

Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	3,815	3,300

VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,900	3,510

		13,397

Entertainment Content – 1.1%

Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	12,669

TEGNA, Inc.,
5.00%, 9/15/29	11,447	9,615

Univision Communications, Inc.,
7.38%, 6/30/30 (1)	4,110	3,756

		26,040

Food – 0.4%

Post Holdings, Inc.,
4.50%, 9/15/31 (1)	4,791	3,987

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	5,950	4,881

		8,868

Forestry, Paper & Wood Products – 0.2%

Glatfelter Corp.,
4.75%, 11/15/29(1)	5,730	3,773

Health Care Facilities & Services – 4.3%

AdaptHealth LLC,
6.13%, 8/1/28 (1)	3,620	3,125
5.13%, 3/1/30 (1)	5,860	4,538

Catalent Pharma Solutions, Inc.,
3.50%, 4/1/30 (1)	5,976	4,920

CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	4,420	2,347
6.13%, 4/1/30 (1)	6,360	3,236

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	168	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Health Care Facilities & Services – 4.3% continued
5.25%, 5/15/30 (1)	$15,613	$11,869

DaVita, Inc.,
4.63%, 6/1/30 (1)	3,464	2,844
3.75%, 2/15/31 (1)	6,358	4,831

Encompass Health Corp.,
4.75%, 2/1/30	5,750	5,087

Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	2,735	2,661

HealthEquity, Inc.,
4.50%, 10/1/29 (1)	6,430	5,539

IQVIA, Inc.,
5.00%, 10/15/26 (1)	5,413	5,175

LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,585	2,503
9.88%, 8/15/30 (1)	9,540	9,236
10/15/30 (1) (5)	2,120	2,120

Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	6,315	5,839

Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	1,846	1,832
10.00%, 4/15/27 (1)	2,611	2,640

Tenet Healthcare Corp.,
6.13%, 10/1/28	5,078	4,767
4.38%, 1/15/30	20,202	17,376

Universal Health Services, Inc.,
2.65%, 10/15/30	3,380	2,634

		105,119

Home & Office Products – 0.5%

CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	4,550	4,384

Newell Brands, Inc.,
6.38%, 4/1/36	9,500	7,817

		12,201

Home Construction – 1.7%

Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	5,965	5,460

Forestar Group, Inc.,
5.00%, 3/1/28 (1)	2,552	2,291

Interface, Inc.,
5.50%, 12/1/28 (1)	3,475	2,954

KB Home,
7.25%, 7/15/30	4,225	4,150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Home Construction – 1.7% continued

LGI Homes, Inc.,
4.00%, 7/15/29 (1)	$6,185	$4,935

M/I Homes, Inc.,
3.95%, 2/15/30	8,355	6,801

MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	2,340	1,933

PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	9,225	8,506

Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,305	3,762

		40,792

Household Products – 0.3%

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	5,610	5,477

Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	2,155	1,991

		7,468

Industrial Intermediate Products – 0.9%

Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (6) (7)	2,842	1,975

Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,470	6,506
9.50%, 1/1/31 (1)	3,175	3,374

FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	10,225	9,308

		21,163

Industrial Support Services – 0.9%

APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,260	2,739

NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,660	3,212

PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	7,895	4,283

Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	7,090	5,825

United Rentals North America, Inc.,
3.75%, 1/15/32	8,275	6,676

		22,735

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	169	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Institutional Financial Services – 0.8%

Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	$3,167	$2,804

Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,720	4,107

Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	7,490	4,970

Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	9,825	8,442

		20,323

Insurance – 0.7%

Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29 (1)	4,590	3,857

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25 (1) (7)	7,865	7,687

NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	4,440	4,417

		15,961

Internet Media & Services – 1.1%

GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	4,875	3,787

Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	3,710	2,957

Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	4,100	3,080

TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	6,420	6,408

Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	7,515	7,349
4.50%, 8/15/29 (1)	2,600	2,324

		25,905

Leisure Facilities & Services – 7.5%

Affinity Interactive,
6.88%, 12/15/27 (1)	4,160	3,527

AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	6,040	4,370

Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	4,205	3,678

Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	4,925	4,857
8.13%, 7/1/27 (1)	4,140	4,160
4.63%, 10/15/29 (1)	6,835	5,790

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Leisure Facilities & Services – 7.5% continued

Carnival Corp.,
5.75%, 3/1/27 (1)	$8,550	$7,740
4.00%, 8/1/28 (1)	5,485	4,756
6.00%, 5/1/29 (1)	5,480	4,674

Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	5,780	6,198

Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	3,975	3,336

Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,740	4,940

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	2,670	2,263
6.75%, 1/15/30 (1)	5,805	4,732

Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	3,480	3,045

GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,940	4,766

Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	7,330	6,339

International Game Technology PLC,
5.25%, 1/15/29 (1)	7,470	6,884

Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	4,225	3,750

Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,713	7,581

Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,935	7,429

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	4,475	3,810

NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,758	6,239
5.88%, 2/15/27 (1)	4,455	4,236
8.38%, 2/1/28 (1)	3,160	3,205

NCL Finance Ltd.,
6.13%, 3/15/28 (1)	2,530	2,233

Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	3,125	2,554

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,270	1,674

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	170	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Leisure Facilities & Services – 7.5% continued

Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	$3,220	$3,015

Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26 (1)	14,325	13,521
11.63%, 8/15/27 (1)	4,825	5,235
7.25%, 1/15/30 (1)	2,590	2,567

Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,795	2,411

Station Casinos LLC,
4.50%, 2/15/28 (1)	3,775	3,293

Travel + Leisure Co.,
6.63%, 7/31/26 (1)	4,640	4,515

Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	3,415	3,342
5.88%, 9/15/27 (1)	10,451	9,538

Yum! Brands, Inc.,
5.38%, 4/1/32	6,640	6,071

		182,274

Leisure Products – 0.5%

Acushnet Co.,
7.38%, 10/15/28 (1)	3,700	3,728

Thor Industries, Inc.,
4.00%, 10/15/29 (1)	6,950	5,725

Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	3,165	2,648

		12,101

Machinery – 1.0%

Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	4,195	3,954

GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	4,575	3,538

Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,965	4,285
5.88%, 6/30/29 (1)	3,340	2,689

Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	5,480	5,336

Titan International, Inc.,
7.00%, 4/30/28	5,600	5,234

		25,036

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Medical Equipment & Devices – 0.6%

Embecta Corp.,
5.00%, 2/15/30 (1)	$3,415	$2,664

Medline Borrower L.P.,
3.88%, 4/1/29 (1)	3,850	3,255
5.25%, 10/1/29 (1)	9,960	8,608

		14,527

Metals & Mining – 0.7%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25 (1)	3,493	3,491

Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	3,950	3,389

Constellium S.E.,
3.75%, 4/15/29 (1)	3,130	2,623

Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,140	4,071

Novelis Corp.,
4.75%, 1/30/30 (1)	4,045	3,501

		17,075

Oil & Gas Producers – 9.5%

Apache Corp.,
4.25%, 1/15/30	2,870	2,551
5.10%, 9/1/40	5,135	4,079

Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	10,135	9,707

California Resources Corp.,
7.13%, 2/1/26 (1)	4,835	4,859

CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	9,019	8,906
8.38%, 1/15/29 (1)	3,045	3,041

Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,380	3,439

CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,925	2,868

Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,510	3,229

Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,460	5,574

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	8,066	7,731

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	171	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Oil & Gas Producers – 9.5% continued

CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	$3,445	$3,228

CVR Energy, Inc.,
5.75%, 2/15/28 (1)	6,275	5,679

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,420	2,211

Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	4,990	5,107

Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	3,825	3,957

EnLink Midstream LLC,
6.50%, 9/1/30 (1)	2,970	2,881

EnLink Midstream Partners L.P.,

(Variable, CME Term SOFR 3M + 4.37%), 9.78%, 11/20/23 (3) (8)	5,899	5,294

EQM Midstream Partners L.P.,
4.50%, 1/15/29 (1)	2,145	1,909
7.50%, 6/1/30 (1)	3,000	3,013
4.75%, 1/15/31 (1)	6,885	5,926

FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,670	7,632

Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,300	3,181

Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,945	3,672

Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,935	2,837

Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	5,120	4,653

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	5,917	5,548

Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	3,815	3,510

ITT Holdings LLC,
6.50%, 8/1/29 (1)	6,460	5,476

Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,855	5,950

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Oil & Gas Producers – 9.5% continued

Murphy Oil Corp.,
6.38%, 7/15/28	$4,685	$4,605

NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	9,940	9,831

NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 4/15/26	4,580	4,409

Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	3,825	3,820

NuStar Logistics L.P.,
6.00%, 6/1/26	4,360	4,230

PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	10,928	10,307

Plains All American Pipeline L.P.,

(Variable, CME Term SOFR 3M + 4.37%), 9.74%, 11/20/23 (3) (8)	4,205	3,968

Range Resources Corp.,
8.25%, 1/15/29	4,155	4,260
4.75%, 2/15/30 (1)	2,650	2,352

SM Energy Co.,
5.63%, 6/1/25	8,750	8,564

Southwestern Energy Co.,
5.38%, 2/1/29	10,595	9,758

Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,858	2,508
4.50%, 4/30/30	3,845	3,330

Venture Global LNG, Inc.,
8.38%, 6/1/31 (1)	13,773	13,540

Vital Energy, Inc.,
7.75%, 7/31/29 (1)	8,004	7,446

		230,576

Oil & Gas Services & Equipment – 1.8%

Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	5,835	5,638

Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,140	2,070

Oceaneering International, Inc.,
6.00%, 2/1/28	6,280	5,916
2/1/28 (1) (5)	4,295	4,046

Transocean Aquila Ltd.,
9/30/28 (1) (5)	2,220	2,220

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	172	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Oil & Gas Services & Equipment – 1.8% continued

Transocean Poseidon Ltd.,

6.88%, 2/1/27 (1)	$5,336	$5,254

Transocean Titan Financing Ltd.,

8.38%, 2/1/28 (1)	1,290	1,313

Transocean, Inc.,

7.50%, 1/15/26	1,215	1,188

8.75%, 2/15/30 (1)	6,066	6,202

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,

6.88%, 4/1/26	5,886	5,766

Weatherford International Ltd.,

6.50%, 9/15/28 (1)	4,065	4,065

		43,678

Publishing & Broadcasting – 2.4%

Beasley Mezzanine Holdings LLC,

8.63%, 2/1/26 (1)	9,215	5,913

Clear Channel Outdoor Holdings, Inc.,

5.13%, 8/15/27 (1)	5,365	4,764

7.75%, 4/15/28 (1)	3,160	2,523

7.50%, 6/1/29 (1)	2,765	2,114

Cumulus Media New Holdings, Inc.,

6.75%, 7/1/26 (1)	6,615	5,011

Gannett Holdings LLC,

6.00%, 11/1/26 (1)	3,395	2,916

Gray Escrow II, Inc.,

5.38%, 11/15/31 (1)	5,870	3,842

Gray Television, Inc.,

7.00%, 5/15/27 (1)	5,175	4,451

iHeartCommunications, Inc.,

8.38%, 5/1/27	3,245	2,328

5.25%, 8/15/27 (1)	3,810	3,019

McGraw-Hill Education, Inc.,

5.75%, 8/1/28 (1)	4,275	3,688

Nexstar Media, Inc.,

5.63%, 7/15/27 (1)	4,515	4,018

Townsquare Media, Inc.,

6.88%, 2/1/26 (1)	6,549	6,185

Urban One, Inc.,

7.38%, 2/1/28 (1)	7,935	6,804

		57,576

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 81.3% continued

Real Estate Investment Trusts – 2.2%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,

4.50%, 4/1/27 (1)	$5,660	$4,717

Diversified Healthcare Trust,

4.38%, 3/1/31	4,762	3,297

HAT Holdings I LLC/HAT Holdings II LLC,

6.00%, 4/15/25 (1)	4,420	4,301

IIP Operating Partnership L.P.,

5.50%, 5/25/26	4,310	3,844

Iron Mountain, Inc.,

4.88%, 9/15/29 (1)	8,469	7,423

5.25%, 7/15/30 (1)	9,665	8,444

Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,

4.50%, 9/30/28 (1)	5,735	4,356

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,

4.88%, 5/15/29 (1)	3,010	2,546

Service Properties Trust,

5.50%, 12/15/27	7,490	6,401

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,

10.50%, 2/15/28 (1)	3,540	3,467

6.50%, 2/15/29 (1)	3,095	2,026

XHR L.P.,

6.38%, 8/15/25 (1)	2,100	2,062

		52,884

Real Estate Owners & Developers – 0.1%

Kennedy-Wilson, Inc.,

5.00%, 3/1/31	4,160	3,035

Retail - Consumer Staples – 0.3%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,

4.63%, 1/15/27 (1)	4,380	4,136

5.88%, 2/15/28 (1)	4,375	4,211

		8,347

Retail - Discretionary – 4.1%

Academy Ltd.,

6.00%, 11/15/27 (1)	6,180	5,841

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	173	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Retail - Discretionary – 4.1% continued

Bath & Body Works, Inc.,

9.38%, 7/1/25 (1)	$1,225	$1,274

5.25%, 2/1/28	2,225	2,059

6.63%, 10/1/30 (1)	4,390	4,116

6.75%, 7/1/36	7,830	6,860

Carvana Co.,

12.00%, 12/1/28 (1) (7)	766	602

13.00%, 6/1/30 (1) (7)	1,149	896

14.00%, 6/1/31 (1) (7)	1,360	1,064

Evergreen Acqco 1 L.P./TVI, Inc.,

9.75%, 4/26/28 (1)	7,647	7,873

Ken Garff Automotive LLC,

4.88%, 9/15/28 (1)	6,680	5,705

LBM Acquisition LLC,

6.25%, 1/15/29 (1)	2,805	2,300

LCM Investments Holdings II LLC,

4.88%, 5/1/29 (1)	8,590	7,303

LSF9 Atlantis Holdings LLC/Victra Finance Corp.,

7.75%, 2/15/26 (1)	9,080	8,245

Macy’s Retail Holdings LLC,

5.88%, 3/15/30 (1)	2,925	2,480

4.50%, 12/15/34	5,540	3,748

Metis Merger Sub LLC,

6.50%, 5/15/29 (1)	4,560	3,852

Michaels (The) Cos., Inc.,

5.25%, 5/1/28 (1)	3,145	2,510

7.88%, 5/1/29 (1)	2,430	1,586

NMG Holding Co., Inc./Neiman Marcus Group LLC,

7.13%, 4/1/26 (1)	3,060	2,871

Patrick Industries, Inc.,

7.50%, 10/15/27 (1)	4,880	4,673

4.75%, 5/1/29 (1)	3,300	2,755

PetSmart, Inc./PetSmart Finance Corp.,

4.75%, 2/15/28 (1)	1,400	1,226

7.75%, 2/15/29 (1)	3,705	3,453

Sonic Automotive, Inc.,

4.63%, 11/15/29 (1)	2,225	1,844

4.88%, 11/15/31 (1)	3,380	2,691

Staples, Inc.,

7.50%, 4/15/26 (1)	10,341	8,504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Retail - Discretionary – 4.1% continued

Victoria’s Secret & Co.,

4.63%, 7/15/29 (1)	$5,550	$4,023

		100,354

Semiconductors – 0.2%

Coherent Corp.,

5.00%, 12/15/29(1)	4,371	3,790

Software – 1.4%

AthenaHealth Group, Inc.,

6.50%, 2/15/30 (1)	3,930	3,288

Capstone Borrower, Inc.,

8.00%, 6/15/30 (1)	3,335	3,256

Castle U.S. Holding Corp.,

9.50%, 2/15/28 (1)	4,390	2,354

Central Parent, Inc./CDK Global, Inc.,

7.25%, 6/15/29 (1)	2,995	2,904

Cloud Software Group, Inc.,

6.50%, 3/31/29 (1)	8,470	7,490

9.00%, 9/30/29 (1)	6,510	5,657

GoTo Group, Inc.,

5.50%, 9/1/27 (1)	6,655	3,698

McAfee Corp.,

7.38%, 2/15/30 (1)	4,770	3,993

Rocket Software, Inc.,

6.50%, 2/15/29 (1)	2,250	1,856

		34,496

Specialty Finance – 6.1%

Ally Financial, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	4,150	2,848

(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,610	1,008

Burford Capital Global Finance LLC,

6.88%, 4/15/30 (1)	9,064	8,325

9.25%, 7/1/31 (1)	4,760	4,829

Credit Acceptance Corp.,

6.63%, 3/15/26	6,648	6,409

Curo Group Holdings Corp.,

7.50%, 8/1/28 (1)	15,380	3,614

Discover Financial Services,

(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (2) (3)	6,575	4,774

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	174	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Specialty Finance – 6.1% continued

Enova International, Inc.,

8.50%, 9/15/25 (1)	$8,985	$8,783

FirstCash, Inc.,

4.63%, 9/1/28 (1)	6,020	5,334

5.63%, 1/1/30 (1)	5,645	5,079

Fortress Transportation and Infrastructure Investors LLC,

9.75%, 8/1/27 (1)	7,430	7,685

Freedom Mortgage Corp.,

12.25%, 10/1/30 (1)	5,265	5,382

Jefferies Finance LLC/JFIN Co-Issuer Corp.,

5.00%, 8/15/28 (1)	7,870	6,627

Jefferson Capital Holdings LLC,

6.00%, 8/15/26 (1)	11,965	10,584

JPR Royalty Sub LLC,

14.00%, 9/1/20 (6) (9) (10)	8,000	—

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

4.25%, 2/1/27 (1)	9,315	8,147

LFS Topco LLC,

5.88%, 10/15/26 (1)	7,115	6,095

Midcap Financial Issuer Trust,

6.50%, 5/1/28 (1)	3,565	3,077

Nationstar Mortgage Holdings, Inc.,

5.13%, 12/15/30 (1)	4,275	3,471

Navient Corp.,

5.00%, 3/15/27	11,240	10,103

OneMain Finance Corp.,

5.38%, 11/15/29	11,280	9,447

4.00%, 9/15/30	4,740	3,557

PennyMac Financial Services, Inc.,

5.75%, 9/15/31 (1)	2,125	1,738

PRA Group, Inc.,

7.38%, 9/1/25 (1)	7,375	7,182

Provident Funding Associates L.P./PFG Finance Corp.,

6.38%, 6/15/25 (1)	3,607	3,210

United Wholesale Mortgage LLC,

5.50%, 4/15/29 (1)	2,355	1,990

Voyager Aviation Holdings LLC,

8.50%, 5/9/26 (1) (6) (9)	5,679	4,543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Specialty Finance – 6.1% continued

World Acceptance Corp.,

7.00%, 11/1/26 (1)	$5,900	$5,022

		148,863

Steel – 0.3%

Carpenter Technology Corp.,

6.38%, 7/15/28	4,710	4,543

TMS International Corp.,

6.25%, 4/15/29 (1)	2,355	1,947

United States Steel Corp.,

6.88%, 3/1/29	1,069	1,051

		7,541

Technology Hardware – 2.1%

CommScope, Inc.,

6.00%, 3/1/26 (1)	2,120	1,978

7.13%, 7/1/28 (1)	3,610	2,160

Imola Merger Corp.,

4.75%, 5/15/29 (1)	5,800	5,083

Likewize Corp.,

9.75%, 10/15/25 (1)	7,090	7,021

NCR Atleos Escrow Corp.,

9.50%, 4/1/29 (1)	5,250	5,078

NCR Corp.,

6.13%, 9/1/29 (1)	8,325	8,537

Seagate HDD Cayman,

8.25%, 12/15/29 (1)	3,435	3,528

3.38%, 7/15/31	2,680	1,867

TTM Technologies, Inc.,

4.00%, 3/1/29 (1)	3,910	3,243

Viasat, Inc.,

5.63%, 4/15/27 (1)	6,760	5,857

6.50%, 7/15/28 (1)	5,390	3,733

Viavi Solutions, Inc.,

3.75%, 10/1/29 (1)	3,525	2,865

		50,950

Technology Services – 1.5%

Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,

5.00%, 5/1/28 (1)	4,045	3,327

Ahead DB Holdings LLC,

6.63%, 5/1/28 (1)	1,815	1,533

CPI CG, Inc.,

8.63%, 3/15/26 (1)	5,689	5,605

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	175	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Technology Services – 1.5% continued

GTCR W-2 Merger Sub LLC,

1/15/31 (1) (5)	$7,475	$7,485

Neptune Bidco U.S., Inc.,

9.29%, 4/15/29 (1)	7,930	7,179

Sabre GLBL, Inc.,

8.63%, 6/1/27 (1)	5,351	4,537

Vericast Corp.,

11.00%, 9/15/26 (1)	3,180	3,323

Virtusa Corp.,

7.13%, 12/15/28 (1)	2,880	2,326

		35,315

Telecommunications – 1.9%

Cablevision Lightpath LLC,

5.63%, 9/15/28 (1)	2,410	1,849

Frontier Communications Holdings LLC,

5.88%, 10/15/27 (1)	6,230	5,666

6.75%, 5/1/29 (1)	6,055	4,659

8.75%, 5/15/30 (1)	2,895	2,749

Hughes Satellite Systems Corp.,

6.63%, 8/1/26	4,180	3,574

Level 3 Financing, Inc.,

4.25%, 7/1/28 (1)	5,660	3,526

3.75%, 7/15/29 (1)	5,425	3,032

3.88%, 11/15/29 (1)	3,325	3,063

10.50%, 5/15/30 (1)	7,671	7,722

Lumen Technologies, Inc.,

4.00%, 2/15/27 (1)	3,325	2,189

Windstream Escrow LLC/Windstream Escrow Finance Corp.,

7.75%, 8/15/28 (1)	6,325	5,027

Zayo Group Holdings, Inc.,

6.13%, 3/1/28 (1)	4,540	2,918

		45,974

Tobacco & Cannabis – 0.3%

Vector Group Ltd.,

5.75%, 2/1/29(1)	9,575	8,139

Transportation & Logistics – 2.9%

Allegiant Travel Co.,

7.25%, 8/15/27 (1)	4,175	3,930

American Airlines Group, Inc.,

3.75%, 3/1/25 (1)	7,703	7,297

American Airlines, Inc.,

7.25%, 2/15/28 (1)	2,605	2,491

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 81.3% continued

Transportation & Logistics – 2.9% continued

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,

5.50%, 4/20/26 (1)	$6,664	$6,509

5.75%, 4/20/29 (1)	7,270	6,761

Cargo Aircraft Management, Inc.,

4.75%, 2/1/28 (1)	9,750	8,705

First Student Bidco, Inc./First Transit Parent, Inc.,

4.00%, 7/31/29 (1)	6,510	5,507

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,

5.75%, 1/20/26 (1)	7,555	6,798

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	4,241	4,202

United Airlines, Inc.,

4.63%, 4/15/29 (1)	7,540	6,481

XPO Escrow Sub LLC,

7.50%, 11/15/27 (1)	2,990	3,023

XPO, Inc.,

6.25%, 6/1/28 (1)	8,185	7,919

		69,623

Transportation Equipment – 0.3%

Allison Transmission, Inc.,

5.88%, 6/1/29 (1)	4,850	4,573

Trinity Industries, Inc.,

7.75%, 7/15/28 (1)	2,020	2,033

		6,606

Total Corporate Bonds

(Cost $2,238,328)		1,971,689

FOREIGN ISSUER BONDS – 14.9%

Aerospace & Defense – 0.5%

Bombardier, Inc.,

6.00%, 2/15/28 (1)	3,585	3,252

7.50%, 2/1/29 (1)	3,180	3,018

Rolls-Royce PLC,

5.75%, 10/15/27 (1)	6,665	6,431

		12,701

Automotive – 0.5%

IHO Verwaltungs GmbH,

6.00%, (100% Cash), 5/15/27 (1) (7)	6,780	6,294

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	176	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 14.9% continued

Automotive – 0.5% continued

ZF North America Capital, Inc.,

7.13%, 4/14/30 (1)	$5,940	$5,820

		12,114

Banking – 1.8%

Banco Bilbao Vizcaya Argentaria S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (2) (3)	4,580	4,544

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	8,240	8,102

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	4,340	3,012

BNP Paribas S.A.,

(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	5,620	5,496

Credit Agricole S.A.,

(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	4,303	4,271

Deutsche Bank A.G.,

(Variable, USD Swap 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	4,670	4,088

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	3,915	3,056

ING Groep N.V.,

(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	2,786	2,626

NatWest Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	3,570	2,363

Swedbank AB,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (2) (3) (11)	7,675	7,152

		44,710

Biotechnology & Pharmaceuticals – 0.6%

Cheplapharm Arzneimittel GmbH,

5.50%, 1/15/28 (1)	7,567	6,866

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 14.9% continued

Biotechnology & Pharmaceuticals – 0.6% continued

Teva Pharmaceutical Finance Netherlands III B.V.,

6.75%, 3/1/28	$3,675	$3,609

7.88%, 9/15/29	4,570	4,629

		15,104

Cable & Satellite – 0.8%

Altice Financing S.A.,

5.00%, 1/15/28 (1)	6,000	5,124

5.75%, 8/15/29 (1)	7,260	5,950

VTR Comunicaciones S.p.A.,

4.38%, 4/15/29 (1)	3,425	1,887

Ziggo Bond Co. B.V.,

6.00%, 1/15/27 (1)	7,570	6,930

		19,891

Chemicals – 0.4%

Methanex Corp.,

5.13%, 10/15/27	4,570	4,215

Nufarm Australia Ltd./Nufarm Americas, Inc.,

5.00%, 1/27/30 (1)	4,010	3,539

SNF Group SACA,

3.38%, 3/15/30 (1)	1,250	1,009

		8,763

Containers & Packaging – 0.1%

ARD Finance S.A.,

6.50%, 6/30/27(1) (7)	3,330	2,512

Electric Utilities – 0.4%

Atlantica Sustainable Infrastructure PLC,

4.13%, 6/15/28 (1)	3,675	3,171

Drax Finco PLC,

6.63%, 11/1/25 (1)	7,147	6,838

		10,009

Electrical Equipment – 0.1%

TK Elevator Holdco GmbH,

7.63%, 7/15/28(1)	3,215	2,926

Food – 0.7%

Minerva Luxembourg S.A.,

4.38%, 3/18/31 (1)	4,000	3,095

NBM U.S. Holdings, Inc.,

7.00%, 5/14/26 (1)	8,250	8,181

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	177	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 14.9% continued

Food – 0.7% continued

Sigma Holdco B.V.,

7.88%, 5/15/26 (1)	$6,205	$5,201

		16,477

Household Products – 0.1%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,

5.00%, 12/31/26(1)	3,590	3,271

Insurance – 0.6%

Ardonagh Midco 2 PLC,

11.50%, (100% Cash), 1/15/27 (1) (7)	10,913	10,667

Jones Deslauriers Insurance Management, Inc.,

10.50%, 12/15/30 (1)	3,775	3,841

		14,508

Leisure Facilities & Services – 1.0%

1011778 B.C. ULC/New Red Finance, Inc.,

4.00%, 10/15/30 (1)	4,880	4,055

Allwyn Entertainment Financing UK PLC,

7.88%, 4/30/29 (1)	3,590	3,626

Melco Resorts Finance Ltd.,

5.63%, 7/17/27 (1)	7,925	7,084

Studio City Finance Ltd.,

5.00%, 1/15/29 (1)	7,105	5,341

Wynn Macau Ltd.,

5.50%, 10/1/27 (1)	4,442	3,964

		24,070

Machinery – 0.3%

Husky III Holding Ltd.,

13.00%, (100% Cash), 2/15/25(1) (7)	6,280	6,217

Metals & Mining – 0.6%

First Quantum Minerals Ltd.,

6.88%, 10/15/27 (1)	6,365	6,106

FMG Resources Pty. Ltd., Series 2006,

4.38%, 4/1/31 (1)	7,495	6,167

Taseko Mines Ltd.,

7.00%, 2/15/26 (1)	3,650	3,410

		15,683

Oil & Gas Producers – 1.0%

Baytex Energy Corp.,

8.50%, 4/30/30 (1)	3,330	3,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 14.9% continued

Oil & Gas Producers – 1.0% continued

eG Global Finance PLC,

6.75%, 2/7/25 (1)	$6,060	$5,954

MEG Energy Corp.,

5.88%, 2/1/29 (1)	4,480	4,184

Parkland Corp.,

4.50%, 10/1/29 (1)	5,890	5,044

Strathcona Resources Ltd.,

6.88%, 8/1/26 (1)	4,990	4,703

		23,254

Oil & Gas Services & Equipment – 0.6%

Seadrill Finance Ltd.,

8.38%, 8/1/30 (1)	6,900	7,025

Shelf Drilling Holdings Ltd.,

8.88%, 11/15/24 (1)	4,375	4,375

4/15/29 (1) (5)	3,670	3,632

		15,032

Publishing & Broadcasting – 0.2%

Clear Channel International B.V.,

6.63%, 8/1/25(1)	4,960	4,904

Semiconductors – 0.3%

ams-OSRAM A.G.,

7.00%, 7/31/25(1)	7,335	7,232

Software – 0.4%

Open Text Holdings, Inc.,

4.13%, 2/15/30(1)	11,205	9,374

Specialty Finance – 0.1%

AerCap Holdings N.V.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	3,685	3,584

Technology Services – 0.7%

CA Magnum Holdings,

5.38%, 10/31/26 (1)	4,820	4,266

ION Trading Technologies S.a.r.l.,

5.75%, 5/15/28 (1)	4,365	3,806

Sixsigma Networks Mexico S.A. de C.V.,

7.50%, 5/2/25 (1)	10,270	9,029

		17,101

Telecommunications – 2.4%

Altice France Holding S.A.,

10.50%, 5/15/27 (1)	9,215	5,747

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	178	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 14.9% continued

Telecommunications – 2.4% continued

Altice France S.A.,

5.13%, 7/15/29 (1)	$5,985	$4,255

5.50%, 10/15/29 (1)	8,455	6,080

C&W Senior Financing DAC,

6.88%, 9/15/27 (1)	5,411	4,758

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	9,035	8,427

Iliad Holding SASU,

7.00%, 10/15/28 (1)	3,825	3,482

Telecom Italia Capital S.A.,

6.38%, 11/15/33	6,561	5,689

Telesat Canada/Telesat LLC,

5.63%, 12/6/26 (1)	5,475	3,764

6.50%, 10/15/27 (1)	11,475	5,852

Vmed O2 UK Financing I PLC,

4.25%, 1/31/31 (1)	6,460	5,144

4.75%, 7/15/31 (1)	5,040	4,072

		57,270

Transportation & Logistics – 0.7%

Air Canada,

3.88%, 8/15/26 (1)	3,068	2,784

VistaJet Malta Finance PLC/Vista Management Holding, Inc.,

7.88%, 5/1/27 (1)	3,310	2,851

6.38%, 2/1/30 (1)	13,200	10,195

		15,830

Total Foreign Issuer Bonds

(Cost $407,111)		362,537

TERM LOANS – 0.6%

Biotechnology & Pharmaceuticals – 0.6%

Alvogen Pharma U.S., Inc., June 2022 Loan,

(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 13.04%, 12/29/23(8)	16,951	15,426

Total Term Loans

(Cost $16,946)		15,426

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 0.0%

Passenger Airlines – 0.0%

Voyager Aviation Holdings LLC(9) (10) *	2,621	$—

Total Common Stocks

(Cost $3)		—

PREFERRED STOCKS – 0.0%

Specialized Finance – 0.0%

Cayenne Aviation LLC(9) (10) *	15,725	—

Total Preferred Stocks

(Cost $1,572)		—

INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(12) (13)	59,342,460	59,342

Total Investment Companies

(Cost $59,342)		59,342

Total Investments – 99.3%

(Cost $2,723,302)		2,408,994

Other Assets less Liabilities – 0.7%		16,889

NET ASSETS – 100.0%		$2,425,883

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(9)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to approximately $4,543,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Cayenne Aviation LLC	5/18/21	$1,572

JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000

Voyager Aviation Holdings LLC	5/18/21	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	179	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/18/21	$5,391

(10)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(11)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate Bonds	81.3%

Foreign Issuer Bonds	14.9%

Term Loans	0.6%

Investment Companies	2.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$ —	$1,971,689	$—	$1,971,689

Foreign Issuer Bonds(1)	—	362,537	—	362,537

Term Loans	—	15,426	—	15,426

Investment Companies	59,342	—	—	59,342

Total Investments	$59,342	$2,349,652	$—	$2,408,994
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	180	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.4%

Consumer Services – 0.2%

Grand Canyon University,

5.13%, 10/1/28	$500	$454

Real Estate Owners & Developers – 0.2%

Benloch Ranch Improvement Association No. 2,

10.00%, 12/1/51(1) (2) (3)	1,000	741

Total Corporate Bonds

(Cost $1,477)		1,195

MUNICIPAL BONDS – 95.0%

Alabama – 0.9%

Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,

5.75%, 10/1/49	1,000	978

Lower Alabama Gas District Gas Project Revenue Bonds, Series A,

5.00%, 9/1/46	2,000	1,903

		2,881

Arizona – 6.3%

Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,

7.75%, 7/1/50(4)	2,000	120

Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,

5.50%, 7/1/31(4)	100	6

6.00%, 7/1/51(4)	400	24

Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),

4.00%, 7/1/47	700	562

Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,

4.38%, 7/1/39	1,000	833

5.00%, 7/1/49	1,000	842

Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,

4.50%, 7/15/29(1)	1,800	1,711

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Arizona – 6.3% continued

Arizona State IDA Education Revenue Bonds, Series A, Cadence Campus Project,

4.00%, 7/15/50	$1,000	$732

Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,

5.00%, 5/15/56	1,000	801

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,

5.00%, 2/15/36	1,400	1,367

5.00%, 2/15/46	3,500	3,108

Maricopa County IDA Education Revenue Refunding Bonds, Choice Academies, Inc., Project,

5.75%, 9/1/45	2,300	2,120

Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,

5.00%, 7/1/50	750	649

Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,

4.00%, 10/15/47	1,000	806

Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,

5.00%, 7/1/46	2,650	2,336

Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,

4.00%, 12/1/51(1)	2,500	1,710

Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,

5.00%, 12/1/50	1,500	1,219

Tempe IDA Revenue Refunding Bonds, Friendship Village Project,

4.00%, 12/1/46	1,000	708

		19,654

Arkansas – 0.3%

Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,

5.45%, 9/1/52	1,000	930

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	181	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.9%

Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,

5.25%, 3/1/36	$1,020	$1,013

California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,

4.00%, 2/1/50(1)	1,000	696

California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,

5.00%, 8/1/49(1)	2,000	1,744

California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,

4.00%, 8/1/47	1,000	741

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,

5.00%, 6/1/50	500	468

California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,

5.00%, 1/1/56	500	379

California PFA Senior Living Revenue Bonds, Enso Village Project, Green Bonds,

5.00%, 11/15/56	245	199

California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,

5.75%, 7/1/60	2,000	1,870

California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,

5.00%, 6/15/51	1,000	844

California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,

4.00%, 11/1/36(1)	1,500	1,307

California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,

5.00%, 12/31/43	5,000	4,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.9% continued

California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,

4.00%, 7/15/29	$3,000	$2,871

California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,

5.00%, 9/1/52	1,000	944

California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,

5.00%, 7/1/52(1)	1,000	833

California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,

7.50%, 12/1/39(4)	3,000	150

California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,

5.00%, 11/21/45	1,000	970

California State School Finance Authority Charter School Revenue Bonds, River Springs Charter School,

5.00%, 7/1/42	2,215	1,963

CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,

5.25%, 7/1/49(5)	1,700	1,526

CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,

5.50%, 7/1/59	1,000	788

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,

4.00%, 10/1/56	1,000	694

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,

5.00%, 1/1/54	1,500	1,114

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	182	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.9% continued

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,

4.30%, 7/1/59	$500	$377

CSCDA Revenue Refunding Bonds, Series A, California Baptist University,

5.00%, 11/1/32	500	497

5.00%, 11/1/41	1,000	915

CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,

4.00%, 9/1/50	1,000	770

CSCDA Special TRB, Delta Coves,
5.50%, 9/1/52	1,000	930

CSCDA Special TRB, Improvement Area No. 1,

4.00%, 9/1/51	1,000	791

CSCDA Statewide Revenue Special Assessment Bonds,

4.00%, 9/2/50	500	383

Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,

4.00%, 1/15/46	750	669

Ontario Special Tax Bonds, Tevelde Facilities,

4.00%, 9/1/51	1,000	764

River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,

5.50%, 9/1/37	1,000	949

River Islands PFA Special Tax Bonds, Community Facilities District No. 2021-1,

4.00%, 9/1/51	985	734

River Islands PFA Special Tax Refunding Bonds, Phase 2 Public Improvement,

4.00%, 9/1/51	1,000	745

Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,

4.00%, 9/1/51	1,500	1,150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.9% continued

Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),

4.00%, 9/1/50	$150	$116

Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,

5.00%, 9/1/42	800	737

Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,

5.25%, 9/1/42	1,000	964

San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,

4.00%, 9/1/51	1,000	768

San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,

4.00%, 9/1/52	1,000	756

San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,

4.00%, 9/1/51	695	531

Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,

4.00%, 9/1/50	1,000	774

		40,334

Colorado – 5.7%

Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,

5.00%, 12/1/50	1,000	804

Cascade Ridge Metropolitan District G.O. Limited Bonds,

5.00%, 12/1/51	1,205	940

Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,

5.00%, 12/1/51	500	395

Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,

5.00%, 12/1/50	570	461

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	183	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Colorado – 5.7% continued

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,

5.00%, 11/1/54	$1,500	$1,261

Colorado State Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,

4.00%, 1/1/42	1,000	772

Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,

5.00%, 5/15/58	1,500	955

Fiddler’s Business Improvement District G.O. Unlimited Refunding Bonds,

5.55%, 12/1/47	1,000	952

Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,

5.00%, 12/1/51	750	587

Nine Mile Metropolitan District Revenue Bonds,

5.13%, 12/1/40	1,000	891

Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,

4.50%, 12/1/32	1,465	1,279

Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,

6.50%, 6/1/52	500	458

Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,

5.00%, 12/1/50	500	406

Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,

5.00%, 12/1/51	1,500	1,114

Tree Farm Metropolitan District G.O. Limited Bonds,

4.50%, 12/1/41(1)	1,500	1,255

Waterfront at Foster Lake Metropolitan District No. 2 Senior Lien G.O. Limited Bonds, Series A3-1,

5.00%, 12/1/51	3,000	2,273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Colorado – 5.7% continued

Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,

5.00%, 12/1/50	$1,000	$804

Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,

4.13%, 12/1/51	3,500	2,003

		17,610

Connecticut – 0.1%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,

5.00%, 1/1/55	500	387

Florida – 10.1%

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,

5.35%, 7/1/29	1,905	1,906

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,

5.75%, 7/1/55(1)	1,000	847

Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,

4.75%, 6/1/56	1,500	1,033

Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,

4.25%, 7/1/51	2,500	1,652

Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,

5.50%, 6/1/57	1,000	865

Capital Trust Agency Revenue Bonds, Sustainability Bonds,

4.00%, 6/15/41	1,510	1,157

4.00%, 6/15/51	2,000	1,375

Capital Trust Agency Revenue Bonds, Wonderful Foundations Charter,

5.00%, 1/1/55	1,060	793

Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,

5.25%, 12/1/43(5)	3,000	2,700

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	184	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Florida – 10.1% continued

Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,

4.00%, 10/1/51	$1,000	$721

Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,

6.38%, 1/1/26(6) (7)	4,000	3,810

Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,

4.00%, 7/1/51	750	577

Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,

5.00%, 8/15/32	410	394

5.25%, 8/15/37	690	633

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,

5.00%, 1/1/50(1)	1,000	779

Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,

5.00%, 6/1/51	2,000	1,552

Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,

5.00%, 5/1/29	1,500	1,399

Florida State Development Finance Corp. Variable Revenue Bonds (AMT), Brightline Passenger Rail Expansion Project ,

8.00%, 4/1/24(1) (6) (7)	1,000	990

Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,

5.75%, 8/15/55	1,000	818

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Florida – 10.1% continued

Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,

5.50%, 12/1/49(1) (5)	$1,500	$1,111

Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,

5.00%, 6/1/57	1,500	1,201

Pinellas County Educational Facilities Authority Lease Revenue Bonds, Discovery Academy of Science Project,

5.00%, 6/1/56(1)	1,000	810

Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,

5.00%, 7/1/39	2,000	1,891

Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,

5.50%, 11/1/10(4)	143	73

Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,

5.00%, 1/1/47	1,000	815

Village Community Development District No. 13 Special Assessment Revenue Bonds,

3.50%, 5/1/51(1)	965	664

Village Community Development District No. 14 Revenue Special Assessment Bonds,

5.13%, 5/1/37	1,000	999

		31,565

Georgia – 1.7%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,

6.75%, 1/1/35(2) (4)	3,000	1,350

La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,

5.00%, 10/15/52	2,000	1,637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	185	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Georgia – 1.7% continued

Oconee County IDA Taxable Revenue Bonds, Economic Development Project,

6.00%, 3/1/48	$1,500	$1,116

White County Development Authority Revenue Bonds, Truett McConnell University Project,

5.25%, 10/1/49	1,500	1,194

		5,297

Guam – 0.6%

Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,

4.00%, 1/1/36	1,000	894

Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,

5.00%, 2/1/40	1,000	901

		1,795

Idaho – 0.8%

Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,

4.00%, 5/1/52	3,410	2,356

Illinois – 1.4%

Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds,

5.75%, 4/1/48	1,000	1,047

Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,

5.00%, 5/15/51	410	305

5.00%, 5/15/56	440	318

Illinois State Finance Authority Revenue Bonds, Series A, Plymouth Place, Inc.,

6.63%, 5/15/52	1,000	971

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,

5.13%, 2/15/45(2) (4)	1,500	405

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Illinois – 1.4% continued

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,

5.00%, 8/1/42	$1,100	$1,042

Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,

5.00%, 1/1/45	250	219

		4,307

Indiana – 2.3%

Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,

5.00%, 6/1/51	520	410

5.00%, 6/1/56	455	349

Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),

5.00%, 8/1/41(1)	1,000	766

Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,

5.25%, 4/1/41	1,000	757

Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,

5.00%, 6/1/41	420	355

Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,

7.00%, 3/1/39	3,900	2,835

Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis, Inc., Project,

5.00%, 7/1/55	510	434

Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,

5.38%, 12/1/41	1,500	1,109

		7,015

Iowa – 0.4%

Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities, Inc.,

4.00%, 5/15/53	1,000	594

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	186	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Iowa – 0.4% continued

Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,

5.00%, 9/1/51	$1,000	$696

		1,290

Kansas – 1.4%

Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,

3.13%, 4/1/36	800	618

Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,

5.00%, 8/1/56(1)	2,000	1,557

Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,

5.75%, 9/1/39	2,500	2,304

		4,479

Kentucky – 0.1%

Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,

4.70%, 1/1/52	500	455

Louisiana – 1.8%

Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,

5.00%, 12/1/34	2,000	1,795

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	2,000	1,512

Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,

6.25%, 6/1/52(1)	440	395

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,

5.00%, 5/15/26(8)	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Louisiana – 1.8% continued

Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,

6.35%, 7/1/40	$1,000	$1,063

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,

2.38%, 7/1/26(6) (7)	1,000	934

		5,750

Maryland – 1.0%

Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,

3.63%, 6/1/46	1,750	1,313

Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,

4.00%, 7/1/50	995	809

Gaithersburg Economic Development Revenue Bonds, Asbury Maryland Obligated Group,

5.13%, 1/1/42	1,000	911

		3,033

Massachusetts – 2.6%

Lowell Massachusetts Collegiate Charter Revenue Bonds,

5.00%, 6/15/49	1,250	1,103

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,

5.00%, 10/1/41	5,000	4,799

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corp.,

5.25%, 1/1/50	1,000	818

Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,

5.00%, 6/1/44	1,500	1,504

		8,224

Michigan – 1.8%

Detroit G.O. Unlimited Bonds, Series A, Social Bonds,

5.00%, 4/1/46	1,000	930

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	187	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Michigan – 1.8% continued

Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,

5.00%, 5/15/44	$1,000	$833

Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),

2.00%, 5/1/41	1,285	798

Kalamazoo County G.O. Limited Bonds,

2.13%, 5/1/42	1,000	621

Michigan Mathematics & Science Initiative Revenue Refunding Bonds,

4.00%, 1/1/51	1,000	732

Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,

4.00%, 9/1/50	650	511

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,

4.00%, 10/1/26(6) (7)	500	491

Tipton Academy Public School Academy Revenue Bonds,

4.00%, 6/1/51	985	640

		5,556

Minnesota – 0.6%

Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,

4.00%, 9/1/61	500	341

Duluth EDA Health Care Facilities Revenue Refunding Bonds, St. Luke’s Hospital of Duluth,

3.00%, 6/15/44	300	186

Duluth EDA Revenue Refunding Bonds, Benedictine Health System,

4.00%, 7/1/41	550	413

Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,

5.75%, 7/1/55	1,000	926

		1,866

Mississippi – 0.5%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project, 2.38%, 6/1/44	1,000	570

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Mississippi – 0.5% continued

Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,

6.00%, 10/1/40	$1,000	$848

		1,418

Missouri – 1.4%

Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,

4.25%, 11/1/50	1,000	778

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,

4.00%, 8/1/41	410	309

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,

5.00%, 9/1/32	1,145	1,115

5.00%, 9/1/34	1,315	1,275

Plaza At Noah’s Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,

3.00%, 5/1/30	500	439

3.13%, 5/1/35	400	319

		4,235

Nevada – 0.4%

Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,

4.00%, 9/1/51	500	363

Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,

3.13%, 6/1/51	500	298

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,

4.00%, 6/1/49	520	397

Las Vegas Special Improvement District No. 815 Special Assessment Bonds,

5.00%, 12/1/49	250	221

		1,279

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	188	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

New Hampshire – 0.1%

National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,

3.75%, 7/2/40(1) (6) (7)	$600	$443

New Jersey – 1.2%

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,

5.00%, 1/1/48	1,000	862

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,

5.63%, 11/15/30	2,000	2,011

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,

4.00%, 6/15/41	1,000	911

		3,784

New Mexico – 1.0%

Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,

4.00%, 9/1/40	1,000	862

New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,

5.00%, 7/1/49	3,000	2,327

		3,189

New York – 4.1%

Build NYC Resource Corp. Revenue Bonds, Whin Music Community Charter School Project,

6.50%, 7/1/52	1,500	1,398

Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,

5.00%, 11/15/50	1,000	972

Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,

4.00%, 11/15/45	1,000	846

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

New York – 4.1% continued

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,

5.00%, 1/1/34	$4,000	$4,027

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,

5.00%, 7/1/46	3,000	2,852

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,

5.25%, 8/1/31	790	798

New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,

3.00%, 8/1/31	500	432

Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,

4.13%, 12/1/41(1)	500	358

Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,

5.00%, 10/15/49	1,155	978

		12,661

North Carolina – 0.2%

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,

5.00%, 7/1/49	600	482

Ohio – 3.2%

Buckeye Tobacco Settlement Financing Authority Senior Revenue Refunding Bonds, Series B-2, Class 2,

5.00%, 6/1/55	3,000	2,584

Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,

5.25%, 11/15/55	1,000	811

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	189	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Ohio – 3.2% continued

Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio, Inc., Project,

3.50%, 12/1/51	$1,000	$650

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),

5.00%, 7/1/49(1)	2,000	1,680

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,

4.50%, 1/15/48	2,000	1,790

Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,

5.00%, 12/1/50	1,000	840

Port of Greater Cincinnati Development Authority Revenue Bonds,

4.25%, 12/1/50	2,190	1,694

		10,049

Oregon – 1.0%

Oregon State G.O. Unlimited Bonds, Article XI-Q State Project,

5.00%, 5/1/40	2,800	2,979

Pennsylvania – 2.5%

Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,

5.25%, 5/1/42	500	474

Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,

5.00%, 10/1/49	1,000	828

Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,

5.00%, 12/1/39	755	624

Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne’s Retirement Community, Inc., Project,

5.00%, 3/1/40	500	409

5.00%, 3/1/50	500	374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Pennsylvania – 2.5% continued

Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,

6.13%, 10/1/50	$970	$657

Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,

5.00%, 11/1/49	1,000	791

Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project,

5.38%, 6/15/57	300	260

Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance,

5.00%, 3/15/45	950	760

Philadelphia Authority For Industrial Development University of the Arts Revenue Bonds, Independence Charter School West Project,

5.00%, 6/15/50	1,350	1,129

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Prerefunded,

5.00%, 3/15/28(1) (8)	50	53

Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,

4.00%, 5/15/47	2,000	1,353

		7,712

Puerto Rico – 0.9%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A-1, Restructured Bonds,

5.00%, 7/1/58	3,000	2,714

South Carolina – 1.0%

Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,

4.38%, 11/1/49	1,000	770

Hardeeville Assessment Revenue Special Assessment Bonds,

4.00%, 5/1/52	900	586

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	190	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

South Carolina – 1.0% continued

South Carolina State Jobs EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,

5.00%, 4/1/54	$1,000	$822

South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,

5.13%, 6/15/42	1,000	880

		3,058

Texas – 7.5%

Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,

5.00%, 8/15/51	500	394

Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,

4.00%, 8/15/46	500	363

Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,

5.00%, 1/1/34(5)	1,000	994

Baytown Municipal Development District Revenue Bonds, First Line Hotel,

4.00%, 10/1/50	1,000	735

Baytown Municipal Development District Revenue Bonds, Second Line Hotel,

5.00%, 10/1/50	500	407

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,

5.00%, 12/1/40	1,500	1,297

5.00%, 12/1/45	2,000	1,659

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Aleon Renewable Metals LLC,

12.00%, 6/1/43(1)	1,000	971

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,

7.00%, 3/1/39	300	268

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Texas – 7.5% continued

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,

8.50%, 3/1/39	$1,900	$1,659

Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,

4.00%, 10/1/50	500	358

5.00%, 10/1/50(1)	1,000	743

Edinburg Economic Development Corp. Sales TRB, Series A,

3.38%, 8/15/46	355	243

Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,

5.00%, 12/1/35	1,000	993

5.00%, 12/1/36	1,000	981

Houston Airport System Revenue Bonds, United Airlines, Inc., Terminal (AMT),

4.00%, 7/15/41	1,000	829

Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,

4.63%, 10/1/31	2,000	1,914

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,

5.00%, 1/1/55	1,000	750

New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,

4.00%, 1/1/41	1,270	926

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,

5.00%, 7/1/57	1,000	764

San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,

5.00%, 10/1/51	1,500	1,104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	191	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Texas – 7.5% continued

Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,

5.00%, 11/15/46	$4,000	$3,540

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,

4.00%, 6/30/40	500	441

Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,

5.00%, 12/31/45	1,250	1,191

		23,524

Utah – 2.7%

Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,

4.00%, 3/1/51	2,500	1,742

Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,

5.75%, 3/1/42	1,000	915

6.00%, 3/1/53	1,000	898

Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds,

4.38%, 6/1/52	2,000	1,604

Utah Infrastructure Agency Telecommunications Revenue Bonds,

4.00%, 10/15/42	1,000	779

3.00%, 10/15/45	1,000	620

5.00%, 10/15/46	1,500	1,323

Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,

5.00%, 6/15/49	825	677

		8,558

Virgin Islands, U.S. – 1.5%

Matching Fund Special Purpose Securitization Corp. Revenue Refunding Bonds, Series A,

5.00%, 10/1/39	5,000	4,811

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Virginia – 1.4%

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,

5.25%, 7/1/35	$270	$264

5.00%, 7/1/45	2,515	2,214

Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,

5.00%, 7/1/38(6) (7)	1,000	889

West Falls Community Development Authority Revenue Bonds, Series A,

5.38%, 9/1/52	1,000	934

		4,301

Washington – 2.7%

Washington State G.O. Unlimited Bonds, Series B,

5.00%, 6/1/44	5,000	5,233

Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,

5.00%, 7/1/48(1)	525	364

5.00%, 7/1/53(1)	500	336

Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,

5.00%, 1/1/55	2,000	1,409

Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,

5.00%, 1/1/55	1,000	708

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,

3.50%, 12/20/35	483	417

		8,467

West Virginia – 1.2%

South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,

4.50%, 6/1/50	1,500	1,076

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	192	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

West Virginia – 1.2% continued

West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,

5.00%, 1/1/43	$3,000	$2,611

		3,687

Wisconsin – 6.9%

Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,

5.50%, 12/1/32(1)	1,500	1,218

PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc., 5.00%, 1/1/56(1)	1,000	801

PFA Charter School Revenue Bonds, Series A, Eno River Project,

5.00%, 6/15/54(1)	1,375	1,161

PFA Education Revenue Bonds, Guildford Preparatory Academy,

5.00%, 4/1/47(1)	500	409

5.00%, 4/1/57(1)	1,000	781

PFA Education Revenue Bonds, North Carolina Leadership Academy,

5.00%, 6/15/49(1)	520	436

PFA Education Revenue Bonds, The Franklin School of Innovation,

5.00%, 1/1/42(1)	600	516

5.00%, 1/1/57	1,000	791

PFA Education Revenue Bonds, Uwharrie Charter Academy Project,

5.00%, 6/15/52	1,000	822

PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,

5.00%, 12/1/55	2,500	1,886

PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,

5.00%, 2/1/52	1,000	883

PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,

5.25%, 3/1/55(1)	1,000	786

PFA Retirement Facilities Revenue Refunding Bonds, Friend’s Homes,

5.00%, 9/1/54	1,500	1,198

PFA Revenue Bonds, College Achieve Central Charter School,

5.00%, 6/15/51(1)	1,500	1,241

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Wisconsin – 6.9% continued

PFA Revenue Bonds, Roseman University, Prerefunded,

4.00%, 4/1/32(1) (8)	$100	$103

PFA Revenue Bonds, Series A, Viticus Group Project,

4.25%, 12/1/51(1)	2,805	2,057

PFA Revenue Refunding Bonds, Ultimate Medical Academy,

5.00%, 10/1/34	1,000	972

PFA Senior Revenue Bonds (AMT), Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Green Bonds,

4.00%, 9/30/51	1,500	1,103

PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,

4.25%, 7/1/54	1,500	967

PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,

5.00%, 6/1/49	1,000	890

PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,

4.00%, 7/1/61	500	346

PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,

5.35%, 7/1/40	600	461

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Hope Christian Schools,

4.00%, 12/1/51	850	547

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,

4.00%, 1/1/57	2,000	1,258

		21,633

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	193	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Wyoming – 0.8%

Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,

3.63%, 7/15/39	$3,000	$2,408

Total Municipal Bonds

(Cost $372,866)		296,176

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(9) (10)	1,807,417	$1,807

Total Investment Companies

(Cost $1,807)		1,807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 1.6%

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,

10.00%, 6/1/24(6) (7)	$1,000	$941

Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,

1.15%, 6/1/24(6) (7)	1,000	973

Garland Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/24	3,000	3,011

Total Short-Term Investments

(Cost $4,999)		4,925

Total Investments – 97.6%

(Cost $381,149)		304,103

Other Assets less Liabilities – 2.4%		7,571

NET ASSETS – 100.0%		$311,674

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to approximately $2,496,000 or 0.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,

6.75%, 1/1/35	6/21/17	$2,917

Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	977

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Maturity date represents the puttable date.
(7)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(8)	Maturity date represents the prerefunded date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	194	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate Bonds	0.4%

Municipal Bonds	95.0%

Investment Companies	0.6%

Short-Term Investments	1.6%
(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds:

Consumer Services	$ —	$454	$ —	$454

Real Estate Owners & Developers	—	—	741	741

Total Corporate Bonds	—	454	741	1,195

Municipal Bonds(1)	—	296,176	—	296,176

Investment Companies	1,807	—	—	1,807

Short-Term Investments	—	4,925	—	4,925

Total Investments	$1,807	$301,555	$741	$304,103
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	195	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.4%

Engineering & Construction – 0.1%

Nature Conservancy (The),

1.30%, 7/1/28	$1,350	$1,077

Health Care Facilities & Services – 0.3%

Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	443

Seattle Children’s Hospital,

1.21%, 10/1/27	5,000	4,195

		4,638

Total Corporate Bonds

(Cost $6,850)		5,715

MUNICIPAL BONDS – 92.5%

Alabama – 1.1%

Alabama State Corrections Institution Finance Authority Revenue Bonds,

5.00%, 7/1/35	2,900	3,095

Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,

4.00%, 12/1/29(1) (2)	7,500	7,005

Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,

4.00%, 12/1/31(1) (2)	5,000	4,651

		14,751

Alaska – 1.1%

Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/30	5,000	5,179

Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,

4.00%, 6/1/25(3)	1,445	1,449

Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,

4.00%, 6/1/36	3,555	3,310

Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 12/1/24(3)	5,000	5,061

		14,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Arizona – 3.2%

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,

4.00%, 7/1/36	$315	$285

4.00%, 7/1/41	800	673

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,

4.00%, 11/1/46	1,000	825

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,

5.00%, 7/1/25	10,000	10,095

Arizona State Transportation Board Highway Revenue Refunding Bonds, Prerefunded,

5.00%, 7/1/24(3)	12,000	12,085

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,

5.00%, 7/1/35	1,775	1,839

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/47	1,500	1,483

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,

4.00%, 1/1/36	180	172

Maricopa County Special Health Care District G.O. Unlimited Bonds,

4.00%, 7/1/38	2,500	2,343

Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,

5.00%, 7/1/26	1,500	1,551

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,

5.00%, 7/1/40	3,165	3,344

Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),

3.25%, 7/1/49	2,000	1,364

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	196	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Arizona – 3.2% continued

Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,

5.00%, 7/1/30	$2,000	$2,063

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,

5.00%, 12/1/35	5,000	5,078

		43,200

Arkansas – 0.3%

Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),

2.00%, 2/1/34	4,000	3,088

2.25%, 2/1/41	1,485	958

		4,046

California – 7.3%

Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,

5.00%, 10/1/34	1,250	1,320

5.00%, 10/1/52	5,000	5,115

Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,

(Step to 5.00% on 8/1/23), 5.00%, 2/1/25(3)	3,500	3,560

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(1) (2)	15,000	14,152

California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,

4.00%, 12/1/27(1) (2)	5,000	4,846

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	3,370	2,955

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

California – 7.3% continued

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),

3.75%, 3/25/35	$4,876	$4,510

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	80	80

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/33	9,000	9,043

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,

(Step to 6.63% on 8/1/26), 2.55%, 8/1/35(4)	11,850	12,288

Glendale Electric Works Revenue Bonds,

5.00%, 2/1/43	5,000	5,001

Los Angeles California Department of Airports Subordinate Revenue Bonds, Series C (AMT),

5.00%, 5/15/32	1,000	1,027

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,

5.00%, 8/1/24(3)	10,000	10,108

Los Angeles County Development Authority General Revenue Refunding Bonds,

4.00%, 9/1/39	1,410	1,358

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/35	600	606

Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),

5.00%, 5/15/35	10,000	10,222

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),

5.00%, 7/1/35	6,000	6,153

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	197	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

California – 7.3% continued

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/35	$3,500	$3,608

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/39	2,355	2,370

Santa Clara Valley Water District COPS, Series C,

5.00%, 6/1/24	650	655

		98,977

Colorado – 3.8%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.25%, 12/1/40	4,775	4,882

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(3)	225	235

Arvada Sales & Use TRB,

5.00%, 12/1/31	3,000	3,206

Colorado State COPS, Series A,

4.00%, 12/15/36	5,000	4,851

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	926

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	1,000	1,029

Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,

5.00%, 5/15/32	2,000	2,192

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	1,000	1,021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Colorado – 3.8% continued

Denver City & County Airport Revenue Bonds, Series A (AMT),

5.00%, 11/15/32	$10,000	$10,568

5.50%, 11/15/35	10,000	10,868

Denver City & County Airport System Subordinate Revenue Bonds, Series B,

5.25%, 11/15/28	1,500	1,500

5.25%, 11/15/29	1,740	1,740

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	3,000	2,988

Denver City & County Dedicated TRB, Series A-1,

5.00%, 8/1/48	2,750	2,763

Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),

4.00%, 12/1/34	1,850	1,858

		50,627

Connecticut – 1.0%

Connecticut State G.O. Unlimited Bonds, Series 2021 A,

3.00%, 1/15/33	5,005	4,428

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,

5.00%, 9/1/31	1,000	1,007

University of Connecticut Revenue Bonds, Series A,

5.25%, 11/15/47	8,000	8,218

		13,653

District of Columbia – 1.7%

District of Columbia G.O. Unlimited Bonds, Series C,

5.00%, 6/1/34	2,500	2,514

District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C, Prerefunded,

5.00%, 10/1/24(3)	5,000	5,054

Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),

5.00%, 10/1/30	2,630	2,684

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	198	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

District Of Columbia – 1.7% continued

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/28	$3,000	$3,000

5.00%, 10/1/30	2,500	2,616

5.00%, 10/1/43	2,000	1,965

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	3,000	3,051

5.00%, 7/1/43	2,000	2,023

		22,907

Florida – 3.8%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/37	1,500	1,506

Broward County Airport System Revenue Bonds, Series A (AMT),

5.00%, 10/1/30	2,000	2,059

Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,

4.00%, 7/1/35	6,500	6,144

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	1,952

Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,

5.00%, 7/1/27	2,000	2,077

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,

5.00%, 6/1/26	2,095	2,138

Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,

5.00%, 10/1/31	1,000	1,020

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,483

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Florida – 3.8% continued

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,

5.00%, 10/1/24(3)	$4,000	$4,039

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/27	1,320	1,319

Miami-Dade County Aviation Revenue Refunding Bonds, Series B,

5.00%, 10/1/37	650	650

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),

4.00%, 10/1/45	2,325	1,971

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),

3.00%, 10/1/50	11,430	7,365

Miami-Dade County Water & Sewer System Revenue Bonds, Series A,

4.00%, 10/1/37	2,500	2,352

Orlando Utilities Commission Utility System Revenue Bonds, Series B,

1.25%, 10/1/28(1) (2)	1,000	832

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	5,000	5,145

South Broward Hospital District Revenue Refunding Bonds, Series A,

4.00%, 5/1/44	4,000	3,489

South Florida Water Management District Refunding COPS,

5.00%, 10/1/36	4,000	4,063

		50,604

Georgia – 3.0%

Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,

5.00%, 7/1/37	5,000	5,212

Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,

2.20%, 10/1/32	650	498

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	199	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Georgia – 3.0% continued

Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,

5.00%, 6/1/32	$1,250	$1,285

Georgia State G.O. Unlimited Bonds, Series A,

4.00%, 7/1/36	5,000	4,978

Gwinnett County School District G.O. Unlimited Bonds, Series A,

1.75%, 8/1/25	9,700	9,166

Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,

5.00%, 3/1/30(1) (2)	5,000	5,049

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/27(1) (2)	10,000	9,736

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,

5.50%, 7/1/60	2,500	2,470

Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,

4.00%, 2/1/52	2,500	2,162

		40,556

Hawaii – 1.7%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/30	1,250	1,280

5.00%, 7/1/43	5,000	4,913

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 10/1/35	4,825	4,905

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,

5.00%, 7/1/27	11,755	11,983

		23,081

Idaho – 0.1%

Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,

5.00%, 8/15/42	1,750	1,819

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Illinois – 5.1%

Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,

5.00%, 1/1/32	$2,300	$2,413

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),

5.50%, 1/1/30	2,025	2,025

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,

5.25%, 1/1/34	2,500	2,500

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,

5.00%, 1/1/29	5,000	5,043

Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B (AGM Insured),

5.00%, 1/1/36	1,000	1,065

Chicago Waterworks Second Lien Revenue Refunding Bonds, Series B (AGM Insured),

5.00%, 11/1/37	1,000	1,046

Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,

2.00%, 12/1/38	2,425	1,626

Cook County Sales Tax Revenue Refunding Bonds,

5.00%, 11/15/33	5,000	5,167

5.25%, 11/15/35	5,000	5,187

Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,

4.00%, 12/15/30	5,000	5,025

Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,

5.00%, 10/1/31	4,150	4,554

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/44	1,030	997

Illinois State Finance Authority Revenue Bonds, Township High School District,

4.00%, 12/1/32	1,940	1,929

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	200	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Illinois – 5.1% continued

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	$1,955	$1,912

Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,

5.00%, 8/15/31(1) (2)	3,850	4,028

Illinois State G.O. Unlimited Refunding Bonds, Series B,

5.00%, 3/1/25	4,000	4,044

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	7,000	6,641

Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,

5.00%, 1/1/41	2,825	2,926

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,

5.00%, 1/1/33	1,720	1,757

Joliet Waterworks & Sewage Senior Lien Revenue BANS,

5.00%, 1/1/24	2,265	2,266

Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),

4.00%, 11/1/31	1,000	1,003

Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,

2.00%, 12/15/31	1,765	1,428

Peoria G.O. Unlimited Bonds, Series A (AGM Insured),

5.00%, 1/1/36	500	512

Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),

5.75%, 6/1/33	2,000	2,234

University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,

5.00%, 4/1/33	1,885	1,885

		69,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Indiana – 1.1%

Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,

4.25%, 10/1/44	$5,500	$5,067

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,

5.00%, 12/1/40	6,500	6,534

Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),

5.00%, 7/15/27	1,025	1,061

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),

5.50%, 1/10/24	240	241

South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),

4.00%, 1/15/26	1,375	1,381

		14,284

Iowa – 0.2%

Pefa, Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26(1) (2)	2,500	2,494

Kansas – 0.3%

Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,

0.20%, 6/15/24	4,855	4,660

Kentucky – 6.0%

Bullitt County School District Finance Corp. School Building Revenue Bonds, Series B (State Intercept Program),

5.00%, 8/1/35	1,070	1,124

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,

2.00%, 2/1/32	5,250	3,917

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	5,000	4,504

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	201	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Kentucky – 6.0% continued

Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),

4.00%, 6/1/31	$3,935	$3,955

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	750	772

5.00%, 8/1/35	550	564

5.00%, 8/1/36	750	764

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,

4.00%, 8/1/30	6,175	5,798

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,

4.00%, 6/1/25(1) (2)	15,000	14,780

Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28(1) (2)	5,000	4,816

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(1) (2)	24,725	24,494

Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,

4.00%, 10/1/36	1,315	1,174

Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,

1.35%, 11/1/27	2,500	2,146

Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,

2.00%, 10/1/33	14,500	10,686

Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,

1.30%, 9/1/27(1) (2)	1,000	849

		80,343

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Louisiana – 2.2%

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,

1.30%, 2/1/28(1) (2)	$2,500	$2,040

Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,

1.00%, 12/1/24(1) (2)	7,000	6,638

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	7,500	5,668

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,925	2,761

Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,

5.00%, 5/1/45	4,000	4,034

Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,

5.00%, 6/15/24(3)	5,390	5,431

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,

5.00%, 10/1/30	1,505	1,530

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,

2.20%, 7/1/26(1) (2)	1,000	935

		29,037

Maine – 0.3%

Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,

5.00%, 6/15/35	3,730	3,945

Maryland – 3.6%

Howard County G.O. Unlimited Refunding Bonds, Series D,

5.00%, 2/15/31	10,000	10,574

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	202	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Maryland – 3.6% continued

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,

5.00%, 8/1/30	$10,000	$10,644

Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,

3.00%, 10/1/31	10,000	9,186

3.00%, 10/1/32	5,000	4,542

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,

2.50%, 10/1/33	5,000	4,179

Saint Mary’s County G.O. Unlimited Bonds,

5.00%, 8/1/24	500	505

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),

5.00%, 6/1/37	5,000	5,110

Washington Suburban Sanitary District Revenue Bonds (County Gtd.),

4.00%, 12/1/32	4,205	4,302

		49,042

Massachusetts – 1.5%

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	2,000	1,637

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(5)	3,000	2,327

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,

5.00%, 7/1/29	1,625	1,696

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,

5.00%, 7/1/39	1,500	1,550

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/29	500	508

Massachusetts State G.O. Limited Bonds,

4.00%, 5/1/40	1,000	933

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Massachusetts – 1.5% continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,

5.50%, 7/1/32	$785	$918

Massachusetts State Port Authority Revenue Bonds, Series C (AMT),

5.00%, 7/1/30	3,000	3,116

Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,

5.00%, 11/15/39	5,000	5,108

Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,

5.00%, 6/1/44	2,540	2,546

		20,339

Michigan – 2.2%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),

5.00%, 5/1/27	1,540	1,582

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),

5.00%, 5/1/27	400	408

Grosse Pointe Public School System G.O. Unlimited Bonds,

3.00%, 5/1/34	1,815	1,562

Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),

3.00%, 5/1/34	1,175	1,010

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,

5.00%, 10/15/29	5,000	5,001

Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,

4.00%, 2/1/42	745	561

Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,

1.20%, 4/13/28(1) (2)	1,250	1,064

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	203	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Michigan – 2.2% continued

Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,

1.00%, 12/1/25	$1,000	$941

Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,

4.00%, 12/1/37	2,505	2,262

Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 5/1/50	1,635	1,666

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/34	3,400	3,434

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),

5.00%, 12/1/32	9,690	9,870

		29,361

Minnesota – 1.0%

Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,

4.00%, 12/1/27(1) (2)	10,000	9,720

Minnesota State G.O. Unlimited Bonds, Series B,

5.00%, 8/1/25	3,000	3,070

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,

5.00%, 10/1/29	1,000	1,010

		13,800

Mississippi – 0.0%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,

2.38%, 6/1/44	1,000	570

Missouri – 1.5%

Curators of the University of Missouri System Facilities Revenue Bonds, Series B,

5.00%, 11/1/30	10,015	10,938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Missouri – 1.5% continued

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,

5.00%, 1/1/26	$1,480	$1,510

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,

5.00%, 6/1/30	2,500	2,594

Platte County School District No. 3 G.O. Unlimited Bonds,

5.25%, 3/1/34	2,710	3,006

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),

0.00%, 3/1/27(5)	2,100	1,817

		19,865

Nebraska – 0.7%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,

5.00%, 1/15/27	3,760	3,838

Omaha Public Power District Electric Revenue Bonds, Series A,

5.00%, 2/1/30	4,740	5,030

		8,868

Nevada – 0.6%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,

4.25%, 7/1/34	2,500	2,475

Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,

3.00%, 6/15/26	1,265	1,222

Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),

3.25%, 10/1/42	6,500	5,064

		8,761

New Jersey – 0.3%

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/28	1,440	1,507

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	204	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

New Jersey – 0.3% continued

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.25%, 6/15/43	$2,500	$2,546

		4,053

New Mexico – 0.3%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,

4.00%, 7/1/31	1,300	1,314

Central New Mexico Community College G.O. Limited Bonds, Series A,

4.00%, 8/15/28	2,100	2,129

		3,443

New York – 14.4%

New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,

1.13%, 11/1/24(1) (2)	1,000	961

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),

2.95%, 2/1/26(1) (2)	4,000	3,871

New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,

2.75%, 11/1/33	2,870	2,436

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,

5.00%, 6/15/49	3,865	3,925

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,

5.00%, 6/15/40	5,000	5,121

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.00%, 6/15/29	3,500	3,570

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

New York – 14.4% continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/31	$4,765	$4,835

5.00%, 6/15/39	8,000	8,058

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,

4.00%, 6/15/45	10,000	8,948

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),

5.00%, 7/15/43	3,000	3,062

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,

5.00%, 5/1/36	1,575	1,630

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	2,000	2,040

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,

5.00%, 8/1/44	2,500	2,562

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,

4.00%, 8/1/45	5,000	4,471

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,

5.00%, 5/1/41	3,450	3,509

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,

4.00%, 2/1/46	1,500	1,335

New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,

1.55%, 8/1/28	5,000	4,223

New York G.O. Unlimited Bonds, Series D, Subseries D1,

5.00%, 12/1/39	10,000	10,237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	205	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

New York – 14.4% continued

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,

5.00%, 11/1/25	$5	$5

New York G.O. Unlimited Bonds, Series E-1,

5.25%, 3/1/34	2,750	2,894

5.00%, 3/1/37	3,700	3,808

New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,

5.00%, 8/1/30	5	5

New York G.O. Unlimited Bonds, Subseries G, Fiscal 2012,

5.00%, 4/1/40	1,440	1,501

New York G.O. Unlimited Refunding Bonds, Subseries F-1,

5.00%, 8/1/25	1,000	1,022

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),

5.25%, 10/1/23	170	170

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,

5.00%, 10/1/31	665	704

5.00%, 10/8/32	575	609

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),

5.50%, 3/15/30	7,040	7,767

New York State Dormitory Authority Sales TRB, Series A, Group C,

5.00%, 3/15/44	3,755	3,802

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.25%, 3/15/39	2,000	2,081

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,

3.25%, 3/15/36	3,000	2,596

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,

5.00%, 2/15/43	2,000	2,013

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

New York – 14.4% continued

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),

1.00%, 11/1/26(1) (2)	$5,250	$4,700

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),

0.75%, 11/1/25	3,000	2,751

New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),

0.65%, 11/1/25(1) (2)	2,500	2,285

New York State Housing Finance

Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),

1.10%, 5/1/27(1) (2)	8,000	6,958

New York State Housing Finance Agency Revenue Bonds, Series F,

1.10%, 11/1/26	1,500	1,341

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,

2.60%, 10/1/39	3,300	2,344

New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),

3.25%, 10/1/47	5,000	3,611

New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),

2.75%, 4/1/35	3,150	2,567

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,

2.05%, 4/1/33	3,000	2,329

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 3,

4.00%, 3/15/45	10,030	8,921

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	206	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

New York – 14.4% continued

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,

4.00%, 12/1/42	$500	$427

5.00%, 12/1/42	255	248

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/30	350	359

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/31	550	577

New York State Urban Development Corp. General Purpose Personal Income TRB,

5.00%, 3/15/37	5,000	5,156

5.00%, 3/15/40	2,500	2,550

New York State Urban Development Corp. Personal Income TRB, Series A-1,

5.00%, 3/15/43	1,500	1,503

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),

5.00%, 9/1/26	1,130	1,134

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),

5.00%, 9/15/28	2,000	2,054

5.00%, 9/15/29	5,000	5,129

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),

2.00%, 10/1/34	1,500	1,063

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),

2.00%, 10/1/32	12,550	9,430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

New York – 14.4% continued

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,

4.00%, 10/15/24(3)	$1,000	$1,004

5.00%, 10/15/24(3)	5,000	5,070

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R, (Floating, U.S. SOFR + 0.38%),

3.94%, 2/1/24(1) (6)	1,470	1,464

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,

5.00%, 5/15/47	5,000	5,097

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,

5.00%, 5/15/51	4,805	4,876

Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,

5.00%, 9/1/38	1,300	1,317

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,

5.00%, 12/15/37	2,500	2,525

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,

5.00%, 12/15/41	1,000	1,000

		193,561

North Carolina – 1.6%

Charlotte Water & Sewer System Revenue Refunding Bonds,

5.00%, 7/1/31	5,000	5,316

4.00%, 7/1/36	6,790	6,595

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,

5.00%, 1/15/35	5,000	5,211

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	207	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

North Carolina – 1.6% continued

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,

1.95%, 11/1/29(1) (2)	$4,500	$3,849

		20,971

Ohio – 0.7%

Akron Income Tax Revenue Refunding Bonds,

4.00%, 12/1/32	1,285	1,278

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,

5.00%, 12/1/29	100	102

4.00%, 12/1/35	300	274

Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,

5.00%, 11/1/39	1,365	1,397

Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,

5.00%, 2/15/28	2,000	2,084

Ohio State University Revenue Bonds, Series A,

5.00%, 12/1/39	5,000	5,011

		10,146

Oregon – 0.5%

Clackamas Community College District G.O. Unlimited Bonds, Series B,

5.00%, 6/15/36	1,600	1,647

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),

2.50%, 8/15/35	2,500	1,953

Metropolitan Dedicated TRB, Oregon Convention Center Hotel,

5.00%, 6/15/42	2,065	2,101

Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,

4.00%, 5/15/30	190	177

4.00%, 5/15/31	200	185

4.00%, 5/15/32	160	146

		6,209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Pennsylvania – 2.3%

Commonwealth Financing Authority Taxable Revenue Bonds, Series A,

3.81%, 6/1/41	$2,000	$1,599

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,

5.00%, 6/1/25	1,000	1,014

5.00%, 6/1/26	1,500	1,533

5.00%, 6/1/31	2,000	2,067

Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,

3.00%, 9/1/29	5,000	4,575

Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,

5.00%, 5/1/26	1,450	1,498

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,

5.00%, 8/15/37	5,000	5,114

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,

2.20%, 10/1/33	2,420	1,901

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,

5.00%, 4/1/31	1,845	1,945

Pennsylvania State Turnpike Commission Revenue Bonds, Series A,

5.00%, 12/1/38	5,000	5,010

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,

5.00%, 12/1/37	5,000	5,162

		31,418

Rhode Island – 0.1%

Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,

3.80%, 4/1/33	1,535	1,428

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	208	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

South Carolina – 0.7%

Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,

5.00%, 12/1/24	$1,000	$1,013

5.00%, 12/1/26	1,125	1,168

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),

5.38%, 1/1/25	4,690	4,763

SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,

5.00%, 12/1/25	500	506

South Carolina State G.O. Unlimited Bonds, Series A, Clemson University,

5.00%, 4/1/39	1,545	1,654

		9,104

Tennessee – 1.9%

Knox County G.O. Unlimited Bonds,

4.00%, 6/1/28	1,000	994

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,

5.00%, 10/1/31	1,000	1,090

Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,

5.00%, 7/1/29	5,000	5,318

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,

4.00%, 5/1/46	1,625	1,410

Tennergy Corp. Gas Revenue Bonds, Series A,

5.00%, 10/1/24(1) (2)	10,000	10,026

4.00%, 9/1/28(1) (2)	5,000	4,785

Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,

4.00%, 11/1/25(1) (2)	2,500	2,453

		26,076

Texas – 6.6%

Central Regional Mobility Authority Senior Lien Revenue Bonds,

5.00%, 1/1/43	1,930	1,941

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Texas – 6.6% continued

Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,

4.00%, 8/15/37	$780	$686

Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series B,

5.00%, 11/1/37	2,000	2,098

Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,

5.00%, 12/1/47	10,100	10,315

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,

5.00%, 11/1/25	1,075	1,100

5.00%, 11/1/26	500	518

Forney Independent School District G.O. Unlimited Refunding CABS, Series C,

0.00%, 8/15/39(5)	1,000	450

Frisco Improvement G.O. Limited Refunding Bonds,

5.00%, 2/15/28	5,755	5,925

Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

0.75%, 8/15/25(1) (2)	5,000	4,695

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,

0.90%, 5/15/25(1) (2)	2,500	2,343

Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,

5.00%, 12/1/24(3)	3,500	3,544

Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Senior Lien Revenue Bonds, Series A,

5.00%, 12/1/32	445	460

5.00%, 12/1/33	500	514

5.00%, 12/1/34	1,000	1,021

4.00%, 12/1/41	1,000	862

Houston Utility System Subordinate First Lien Revenue Refunding Bonds,

5.00%, 11/15/28	2,500	2,575

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	209	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Texas – 6.6% continued

Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),

0.68%, 8/15/25(1) (2)	$445	$417

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),

4.75%, 1/1/28	2,050	2,084

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,

5.00%, 5/15/24	1,000	1,006

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services (AGM Insured),

5.00%, 5/15/37	425	445

Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/35	2,435	2,465

Mckinney G.O. Limited Bonds,

5.00%, 8/15/32	2,010	2,043

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,

5.00%, 1/1/38	3,000	3,062

5.00%, 1/1/39	5,000	5,092

North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,

5.00%, 1/1/34	2,550	2,564

Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),

5.00%, 2/15/30	1,640	1,723

Port Houston Authority First Lien Revenue Bonds,

5.00%, 10/1/25	475	486

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,

1.75%, 12/1/25(1) (2)	1,000	937

San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,

5.00%, 5/15/35	3,500	3,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Texas – 6.6% continued

Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,

5.00%, 10/1/30	$1,000	$1,075

5.00%, 10/1/31	1,000	1,082

Texas State A&M University Revenue Refunding Bonds, Series C,

4.00%, 5/15/31	1,655	1,656

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,

5.00%, 10/1/23	70	70

Texas State G.O. Unlimited Refunding Bonds, Series B,

2.00%, 8/1/35	1,000	732

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,

5.00%, 12/15/30	2,750	2,721

5.00%, 12/15/31	2,200	2,166

Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,

4.00%, 4/1/24(3)	5,000	5,002

5.00%, 4/1/24(3)	1,500	1,508

Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,

0.65%, 4/1/26(1) (2)	5,000	4,491

Williamson County G.O. Unlimited Bonds, Prerefunded,

4.00%, 2/15/25(3)	1,765	1,770

Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),

3.25%, 8/15/41(2)	1,750	1,572

		88,809

Utah – 0.5%

Salt Lake City International Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/46	5,000	4,953

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	210	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Utah – 0.5% continued

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 6/15/25(3)	$2,000	$2,040

		6,993

Virginia – 1.7%

Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,

4.00%, 6/1/49	1,905	1,541

Henrico County G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 8/1/31	3,550	3,831

Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,

5.00%, 7/1/30(1) (2)	4,425	4,669

Virginia State HDA Revenue Bonds, Series D,

1.60%, 5/1/31	880	708

Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),

1.95%, 12/1/32	1,440	1,130

Virginia State Port Authority Commonwealth Fund Revenue Refunding Bonds, Series B,

5.00%, 7/1/34	2,500	2,797

Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),

5.00%, 3/1/30	5,365	5,703

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,

3.38%, 1/1/51	1,000	647

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,

3.00%, 1/1/41	1,810	1,303

		22,329

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Washington – 4.4%

King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 12/1/30	$10,000	$10,369

Seattle Solid Waste Revenue Refunding & Improvement Bonds,

4.00%, 6/1/31	1,865	1,865

Snohomish County G.O. Limited Refunding Bonds, Series A,

5.00%, 12/1/32	2,870	3,173

Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),

4.50%, 12/1/33	11,540	11,580

Washington State COPS, Series A,

5.00%, 7/1/26	1,000	1,032

Washington State G.O. Unlimited Bonds, Series A, Bid Group 2,

5.00%, 8/1/44	7,000	7,271

Washington State G.O. Unlimited Bonds, Series C,

5.00%, 2/1/32	10,000	10,560

Washington State G.O. Unlimited Refunding Bonds, Series D,

4.00%, 7/1/37	5,030	4,871

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,

5.00%, 8/1/33	4,000	4,178

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,

3.50%, 12/20/35	966	835

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/38	3,000	3,005

		58,739

Wisconsin – 2.1%

PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,

2.35%, 2/1/29	2,000	1,426

Wisconsin State G.O. Unlimited Bonds, Series A,

5.00%, 5/1/32	2,500	2,740

5.00%, 5/1/40	5,000	5,050

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	211	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.5% continued

Wisconsin – 2.1% continued

Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,

5.00%, 5/1/24	$3,250	$3,271

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,

5.00%, 5/1/38	2,000	2,152

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,

4.00%, 11/15/36	3,000	2,851

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,

5.00%, 10/1/28	670	690

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,

5.00%, 4/1/36	3,875	3,859

4.00%, 4/1/39	5,000	4,413

Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,

3.00%, 3/1/39	165	149

Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),

0.50%, 11/1/24(1) (2)	2,000	1,896

		28,497

Wyoming – 0.0%

Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,

4.00%, 5/1/36	200	187

4.00%, 5/1/38	425	380

		567

Total Municipal Bonds

(Cost $1,379,812)		1,246,145

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(7) (8)	27,626,958	$27,627

Total Investment Companies

(Cost $27,627)		27,627

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 3.1%

Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,

5.00%, 1/1/24(1) (2)	$7,500	$7,525

Indianapolis Local Public Improvement Bank Revenue Bonds, Series B, Waterworks Project (NATL Insured),

5.25%, 1/1/24	3,500	3,510

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (2)	9,755	9,752

Mckinney Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

5.00%, 2/15/24	3,500	3,512

Miami-Dade County School District Revenue TANS,

5.00%, 6/18/24	4,000	4,029

Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),

1.50%, 8/15/24(1) (2)	1,500	1,463

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(1) (2)	10,000	9,971

Quincy G.O. Limited BANS,

5.00%, 7/5/24	1,500	1,512

Total Short-Term Investments

(Cost $41,358)		41,274

Total Investments – 98.0%

(Cost $1,455,647)		1,320,761

Other Assets less Liabilities – 2.0%		26,777

NET ASSETS – 100.0%		$1,347,538

(1)	Maturity date represents the puttable date.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	212	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

(2)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Step coupon bond. Rate as of September 30, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate Bonds	0.4%

Municipal Bonds	92.5%

Investment Companies	2.0%

Short-Term Investments	3.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$ —	$ 5,715	$—	$ 5,715

Municipal Bonds(1)	—	1,246,145	—	1,246,145

Investment Companies	27,627	—	—	27,627

Short-Term Investments	—	41,274	—	41,274

Total Investments	$27,627	$1,293,134	$—	$1,320,761
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	213	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 91.2%

Alabama – 4.3%

Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,

4.00%, 6/1/24	$400	$398

4.00%, 6/1/25	470	464

Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,

4.00%, 12/1/26(1) (2)	2,500	2,430

Black Belt Energy Gas District Revenue Bonds, Series C-1,

5.25%, 6/1/29(1) (2)	3,000	3,044

Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,

5.00%, 6/1/28(1) (2)	8,000	8,084

Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,

5.00%, 12/1/26(3)	3,000	3,127

Lower Gas District Gas Project Revenue Bonds,

4.00%, 12/1/25(1) (2)	1,500	1,470

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1, (Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.63%,

4/1/24(1) (4)	1,625	1,625

		20,642

Arizona – 1.0%

Arizona State Health Facilities Authority Revenue Refunding Bonds, Scottsdale Lincoln Hospitals Project,

5.00%, 12/1/27	1,355	1,366

Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,

5.00%, 9/1/27(1) (2)	2,575	2,604

Maricopa County Unified School District No. 97 G.O. Unlimited Bonds, Deer Valley Improvement Bonds Project of 2019,

5.00%, 7/1/24	1,075	1,083

		5,053

Arkansas – 0.2%

Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),

1.00%, 2/1/25	1,070	1,009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

California – 9.2%

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,

5.00%, 4/1/29(3)	$2,000	$2,178

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 2/1/27	1,125	1,110

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,

4.00%, 2/1/25	1,000	994

4.00%, 8/1/28(1) (2)	3,150	3,049

California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,

5.00%, 10/1/26	630	627

5.00%, 10/1/27	675	673

5.00%, 10/1/28	475	473

5.00%, 10/1/29	650	645

California State G.O. Unlimited Refunding Bonds,

5.00%, 4/1/26	1,570	1,622

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/33	5,000	5,024

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,

5.00%, 11/15/25(3)	5,000	5,155

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,

4.13%, 10/1/25(1) (2)	1,000	993

California State Various Purpose G.O. Unlimited Bonds,

5.00%, 10/1/26	2,605	2,712

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B-2,

5.00%, 6/1/25	1,000	1,024

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	214	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

California – 9.2% continued

Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,

5.00%, 8/1/27(3)	$1,750	$1,859

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Refunding Bonds, Series A (State Appropriation Insured), Prerefunded,

5.00%, 6/1/25(3)	5,000	5,109

Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),

3.00%, 8/1/26	805	777

4.00%, 8/1/28	935	947

Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),

3.38%, 7/1/26(1) (2)	1,000	956

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,

5.00%, 7/1/27	1,500	1,589

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,

5.00%, 7/1/27	1,000	1,059

Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,

5.00%, 7/1/26	2,000	2,080

Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,

5.00%, 10/1/28	2,720	2,941

Santa Clara County G.O. Unlimited Refunding Bonds, Series D, Election of 2008,

5.00%, 8/1/27	1,010	1,072

		44,668

Colorado – 2.2%

Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.50%, 12/1/43	3,825	4,032

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Colorado – 2.2% continued

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,

5.00%, 3/1/27(3)	$1,000	$1,046

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,

5.00%, 11/20/25(1) (2)	3,000	3,056

Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,

5.00%, 11/19/26(2) (3)	95	99

Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,

5.00%, 11/19/26(1) (2)	905	929

Denver City & County Airport Revenue Refunding Bonds, Series C,

5.00%, 11/15/29	1,500	1,620

		10,782

Connecticut – 1.6%

Connecticut State G.O. Unlimited Bonds, Series A,

4.00%, 1/15/28	3,300	3,352

Connecticut State G.O. Unlimited Bonds, Series C,

4.00%, 6/1/27	1,000	1,013

Greenwich G.O. Unlimited Bonds,

5.00%, 1/15/26	3,095	3,196

		7,561

District of Columbia – 2.0%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,

5.00%, 12/1/25	4,040	4,152

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/26	5,405	5,403

		9,555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	215	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Florida – 4.2%

Broward County Airport System Revenue Refunding Bonds, Series B (AMT),

5.00%, 10/1/27	$3,500	$3,581

Duval County School Board COPS, Series A (AGM Insured),

5.00%, 7/1/26	1,750	1,805

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,

5.00%, 6/1/27	3,115	3,274

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/26	1,950	2,019

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,

5.00%, 6/1/26	3,110	3,219

Jacksonville Special Revenue Refunding Bonds, Series A,

5.00%, 10/1/25	1,500	1,537

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/34	5,000	4,993

		20,428

Georgia – 6.7%

Atlanta Airport Revenue Refunding Bonds, Series A,

5.00%, 7/1/28	1,000	1,063

Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,

5.00%, 12/1/26	1,000	1,042

Atlanta G.O. Unlimited Bonds, Series A-2,

5.00%, 12/1/26	1,050	1,094

Atlanta Water & Wastewater Revenue Refunding Bonds, Prerefunded,

5.00%, 5/1/25(3)	4,650	4,736

Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 3/1/27	1,750	1,825

Georgia State G.O. Unlimited Bonds, Series A-1,

5.00%, 2/1/26	1,245	1,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Georgia – 6.7% continued

Georgia State G.O. Unlimited Refunding Bonds, Series E,

5.00%, 12/1/27	$2,000	$2,085

Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,

5.00%, 6/1/25	1,625	1,656

5.00%, 6/1/26	1,230	1,272

Gwinnett County School District G.O. Unlimited Bonds, Series A,

1.75%, 8/1/25	3,125	2,953

Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds,

4.00%, 8/1/25	2,700	2,713

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/27(1) (2)	2,000	1,947

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,

4.00%, 12/2/24(1) (2)	5,000	4,968

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series C,

5.00%, 7/1/26	1,700	1,762

Sandy Springs Public Facilities Authority Revenue Bonds, City Center Project, Prerefunded,

5.00%, 5/1/26(3)	2,000	2,066

		32,465

Hawaii – 0.2%

Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,

5.00%, 7/1/26	725	751

Illinois – 1.5%

Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,

5.00%, 12/1/24	1,315	1,331

Illinois State G.O. Unlimited Bonds, Series B,

5.00%, 10/1/29	3,000	3,141

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	216	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Illinois – 1.5% continued

Illinois State HDA Multifamily Sustainability Revenue Bonds, Series B (FHA Insured, HUD Sector 8 Program),

2.85%, 11/1/25	$3,000	$2,867

		7,339

Indiana – 1.7%

Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),

4.00%, 7/15/25	1,825	1,827

MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),

5.00%, 1/15/26	2,040	2,091

5.00%, 1/15/27	1,100	1,143

5.00%, 7/15/27	3,270	3,422

		8,483

Iowa – 0.4%

Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/25	1,815	1,848

Kansas – 1.5%

Kansas Department of Transportation Highway Revenue Bonds,

5.00%, 9/1/33	2,240	2,296

Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,

0.75%, 6/15/24	3,120	3,012

Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,

5.00%, 9/1/25(3)	1,000	1,023

Wichita G.O. Unlimited Bonds, Series 811,

3.00%, 6/1/27	1,185	1,140

		7,471

Kentucky – 2.4%

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(1) (2)	8,725	8,643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Kentucky – 2.4% continued

Louisville Regional Airport Authority Airplort System Revenue Refunding Bonds, Series A (AMT),

5.00%, 7/1/25	$2,990	$2,994

		11,637

Louisiana – 0.9%

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,

5.00%, 4/1/26	270	277

Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,

5.00%, 8/15/26	1,500	1,533

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),

5.00%, 10/1/25	2,495	2,538

		4,348

Maryland – 1.8%

Maryland State G.O. Unlimited Bonds, First Series,

5.00%, 6/1/26	3,000	3,019

Maryland State G.O. Unlimited Refunding Bonds, Series B,

5.00%, 8/1/26	2,435	2,528

Montgomery County G.O. Unlimited Refunding Bonds, Series D,

4.00%, 11/1/29	2,925	2,976

		8,523

Massachusetts – 6.5%

Brookline G.O. Limited Bonds,

5.00%, 3/15/26	1,905	1,969

Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS,

4.00%, 5/1/25	1,390	1,387

Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS, Unrefunded Balance,

4.00%, 5/1/25	110	110

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	217	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Massachusetts – 6.5% continued

Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,

5.00%, 8/1/27	$2,000	$2,114

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,

5.00%, 10/15/26	2,000	2,089

Massachusetts State G.O. Limited Refunding Bonds, Series A,

5.00%, 9/1/27	5,000	5,283

Massachusetts State G.O. Limited Refunding Bonds, Series B,

5.00%, 7/1/25	1,810	1,850

5.00%, 7/1/26	1,040	1,078

Massachusetts State Housing Finance Agency Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),

0.45%, 12/1/24	725	693

Massachusetts State School Building Authority Sales Tax Subordinate Revenue Bonds, Series A, Prerefunded,

5.00%, 2/15/26(3)	2,500	2,578

Massachusetts State Transportation Fund Rail Enhancement Program Revenue Bonds, Series A,

5.00%, 6/1/28	4,500	4,594

Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,

5.00%, 8/1/25	165	169

Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Unrefunded Balance,

5.00%, 8/1/25	835	854

MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,

5.00%, 8/1/26(3)	3,340	3,463

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Massachusetts – 6.5% continued

University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,

5.00%, 11/1/29	$3,370	$3,452

		31,683

Michigan – 1.0%

Brandon School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), Prerefunded,

5.00%, 5/1/25(3)	1,100	1,119

Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,

5.00%, 2/1/25(1) (2)	3,000	3,040

Michigan State HDA Rental Housing Revenue Bonds, Series A,

3.38%, 10/1/26	465	451

		4,610

Minnesota – 1.9%

Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,

4.00%, 12/1/27(1) (2)	2,000	1,944

Minnesota State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/27	1,020	1,075

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,

5.00%, 9/1/27	6,000	6,335

		9,354

Missouri – 1.9%

Columbia School District G.O. Unlimited Refunding Bonds,

5.00%, 3/1/26	2,825	2,871

Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,

5.00%, 11/1/26	2,320	2,349

Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),

4.00%, 3/1/24	1,480	1,480

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	218	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Missouri – 1.9% continued

Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International,

5.00%, 3/1/25	$1,040	$1,046

Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,

4.00%, 5/1/26(1) (2)	1,500	1,491

		9,237

Nevada – 0.2%

Clark County School District G.O. Limited Bonds, Series A (AGM Insured),

5.00%, 6/15/27	1,000	1,040

New Jersey – 1.6%

Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),

2.00%, 8/15/26	1,200	1,110

New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,

5.25%, 6/15/25(3)	3,500	3,584

New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,

5.00%, 6/1/27	2,750	2,877

		7,571

New York – 13.2%

Metropolitan Transportation Authority Revenue Refunding Bonds, Series E, Green Bonds,

5.00%, 11/15/29	2,190	2,269

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,

5.00%, 6/15/25	1,535	1,567

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,

5.00%, 11/1/27	1,000	1,053

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 2/1/29	3,295	3,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

New York – 13.2% continued

New York G.O. Limited Bonds, Series F-4, Fiscal 2015,

5.00%, 12/1/25(1) (2)	$3,750	$3,802

New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,

5.00%, 8/1/26	605	626

New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,

5.00%, 8/1/28	1,000	1,063

New York G.O. Unlimited Refunding Bonds, Series C,

5.00%, 8/1/27	1,795	1,883

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, General Purpose, Unrefunded Balance,

5.00%, 2/15/28	3,000	3,109

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,

5.00%, 3/15/32	5,000	5,022

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,

5.00%, 3/15/24	645	648

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),

2.13%, 11/1/23	1,000	998

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),

0.75%, 11/1/25	4,000	3,668

New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),

3.60%, 5/1/27(1) (2)	1,500	1,454

New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),

3.85%, 5/1/27(1) (2)	4,000	3,893

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	219	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

New York – 13.2% continued

New York State Housing Finance Agency Revenue Bonds, Series E, Sustainability Bonds,

1.10%, 5/1/26	$2,500	$2,264

New York State Housing Finance Agency Revenue Bonds, Series F,

1.10%, 11/1/26	1,350	1,207

New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,

1.20%, 11/15/28	2,000	1,655

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,

5.00%, 3/15/29	5,000	5,359

New York State Urban Development Corp. Personal Income TRB, Series E,

5.00%, 3/15/28	2,175	2,180

5.00%, 3/15/29	2,675	2,681

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 9/15/28	5,000	5,313

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,

5.00%, 11/15/25	525	539

5.00%, 11/15/27	1,700	1,795

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges & Tunnels,

5.00%, 5/15/27	5,000	5,237

Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,

5.00%, 12/15/27	1,450	1,477

		64,064

North Carolina – 0.5%

Charlotte Water & Sewer System Revenue Refunding Bonds,

5.00%, 7/1/26	2,115	2,193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Ohio – 2.2%

Akron Income Tax Revenue Refunding Bonds,

4.00%, 12/1/26	$1,120	$1,124

Columbus G.O. Unlimited Refunding Bonds, Series 1, Various Purpose,

5.00%, 7/1/26	1,300	1,348

Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,

5.00%, 5/1/28	5,085	5,244

Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,

3.00%, 9/1/27	3,000	2,878

		10,594

Oklahoma – 0.6%

Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,

5.00%, 10/1/25	1,000	1,016

Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,

1.00%, 7/1/24	2,000	1,934

		2,950

Oregon – 1.2%

Multnomah County G.O. Limited Bonds,

5.00%, 6/1/28	1,000	1,049

Oregon State G.O. Unlimited Refunding Bonds, Series B,

5.00%, 8/1/33	1,450	1,476

Portland G.O. Limited Bonds, Series A, Transportation Projects,

5.00%, 10/1/27	1,730	1,828

Portland Water System Second Lien Revenue Refunding Bonds,

5.00%, 10/1/27	1,640	1,641

		5,994

Pennsylvania – 2.0%

Delaware Valley Regional Financial Authority Revenue Bonds, Series A,

2.00%, 10/1/29	2,275	1,902

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	220	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Pennsylvania – 2.0% continued

Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,

3.00%, 9/1/29	$3,000	$2,745

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,

5.00%, 12/1/25	425	436

5.00%, 12/1/26	275	286

Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series B,

5.00%, 6/1/24	2,700	2,715

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,

5.00%, 12/1/25	1,700	1,746

		9,830

Tennessee – 1.2%

Gallatin Water & Sewer Revenue Refunding Bonds, Prerefunded,

5.00%, 1/1/25(3)	1,500	1,522

Tennergy Corp. Gas Revenue Bonds, Series A,

5.00%, 10/1/24(1) (2)	4,500	4,512

		6,034

Texas – 8.1%

Austin Water & Wastewater System Revenue Refunding Bonds,

5.00%, 11/15/26	1,000	1,037

Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,

5.00%, 6/15/26	1,125	1,162

Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,

5.00%, 7/1/25(3)	1,215	1,237

Central Regional Mobility Authority Subordinate Revenue BANS, Series F,

5.00%, 1/1/25	2,000	2,009

Dallas County Certificates of Obligation G.O. Limited Bonds,

5.00%, 8/15/25	1,615	1,651

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Texas – 8.1% continued

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.88%, 8/1/25(1) (2)	$1,155	$1,084

Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

4.00%, 2/15/33	5,420	5,275

Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

5.00%, 8/15/26	1,105	1,142

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,

0.90%, 5/15/25(1) (2)	2,000	1,875

Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,

5.00%, 2/15/27	800	832

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,

5.00%, 5/15/24	500	503

Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/15/27	1,000	1,041

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,

1.13%, 12/1/26(1) (2)	3,500	3,093

2.00%, 12/1/27(1) (2)	3,150	2,823

San Antonio Electric & Gas Revenue Refunding Bonds,

5.00%, 2/1/25	1,350	1,370

Texas State G.O. Unlimited Refunding Bonds, Series B,

4.00%, 8/1/26	2,355	2,353

4.00%, 8/1/27	2,135	2,136

Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,

5.00%, 10/1/29	5,000	5,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	221	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Texas – 8.1% continued

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,

5.00%, 12/15/26	$1,400	$1,395

Texas State PFA G.O. Unlimited Refunding Bonds,

5.00%, 10/1/26	2,110	2,188

		39,315

Utah – 1.5%

Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),

3.00%, 6/1/28	4,095	3,899

Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 2/1/28	1,685	1,785

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 6/15/25(3)	1,735	1,770

		7,454

Virginia – 0.8%

Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,

3.80%, 10/1/24(1) (2)	1,000	991

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,

5.00%, 7/1/25(3)	3,000	3,061

		4,052

Washington – 2.9%

Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

4.00%, 12/1/28	1,000	1,003

Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,

5.00%, 11/1/25(3)	1,000	1,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 91.2% continued

Washington – 2.9% continued

Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 12/1/26	$1,340	$1,358

Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

4.00%, 12/1/28	650	648

Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 12/1/26	3,205	3,242

Port of Seattle Revenue Refunding Bonds, Series B,

5.00%, 3/1/31	2,800	2,816

Washington State G.O. Unlimited Bonds, Series 2017-A,

5.00%, 8/1/29	2,400	2,480

Washington State G.O. Unlimited Bonds, Series A-1,

5.00%, 8/1/26	1,255	1,279

		13,850

Wisconsin – 2.1%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,

5.00%, 5/1/27	6,000	6,279

Wisconsin State Transportation Revenue Bonds, Series A,

5.00%, 7/1/28	4,000	4,115

		10,394

Total Municipal Bonds

(Cost $465,469)		442,782

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(5) (6)	18,895,261	$18,895

Total Investment Companies

(Cost $18,895)		18,895

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	222	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 4.2%

Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,

4.00%, 7/1/24(1) (2)	$5,000	$4,987

Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),

4.00%, 3/15/24	3,000	3,001

New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,

2.75%, 12/29/23(1) (2)	3,000	2,986

North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,

0.38%, 8/1/24(1) (2)	1,750	1,680

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

1.60%, 8/1/24(1) (2)	1,460	1,427

Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),

0.25%, 10/1/23(1) (2)	1,450	1,450

Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,

5.00%, 8/1/24(1) (2)	3,850	3,875

Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),

0.40%, 11/1/23(1) (2)	1,315	1,310

Total Short-Term Investments

(Cost $21,037)		20,716

Total Investments – 99.3%

(Cost $505,401)		482,393

Other Assets less Liabilities – 0.7%		3,159

NET ASSETS – 100.0%		$485,552

(1)	Maturity date represents the puttable date.
(2)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCRA - Lower Colorado River Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

VA - Veterans Affairs

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	223	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	91.2%

Investment Companies	3.9%

Short-Term Investments	4.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$ —	$442,782	$—	$442,782

Investment Companies	18,895	—	—	18,895

Short-Term Investments	—	20,716	—	20,716

Total Investments	$18,895	$463,498	$—	$482,393
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	224	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIMITED TERM U.S. GOVERNMENT FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 1.6% (1)

Fannie Mae – 0.3%

Pool #555649,

7.50%, 10/1/32	$11	$12

Pool #BH9277,

3.50%, 2/1/48	123	107

		119

Freddie Mac – 0.7%

Pool #RA8880,

5.50%, 4/1/53	96	93

Pool #SD1360,

5.50%, 7/1/52	106	103

Pool #SD2665,

6.00%, 4/1/53	96	95

Pool #ZS7735,

2.00%, 1/1/32	3	3

		294

Freddie Mac Gold – 0.3%

Pool #D99701,

3.00%, 11/1/32	151	136

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	99	87

Government National Mortgage Association I – 0.1%

Pool #676682,

4.50%, 6/15/25	10	10

Pool #782618,

4.50%, 4/15/24	1	1

Pool #783245,

5.00%, 9/15/24	1	1

Pool #783489,

5.00%, 6/15/25	1	—

		12

Total U.S. Government Agencies

(Cost $713)		648

U.S. GOVERNMENT OBLIGATIONS – 97.4%

U.S. Treasury Bonds – 1.1%

6.00%, 2/15/26	470	481

U.S. Treasury Inflation Indexed Notes – 2.8%

0.50%, 4/15/24	141	168

0.13%, 7/15/24	134	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 97.4% continued

U.S. Treasury Inflation Indexed Notes – 2.8% continued

0.13%, 10/15/24	$145	$167

0.25%, 1/15/25	135	168

0.38%, 7/15/25	135	167

0.13%, 4/15/26	153	167

0.13%, 4/15/27	166	165

		1,170

U.S. Treasury Notes – 93.5%

1.75%, 7/31/24	124	120

1.88%, 8/31/24	154	149

2.13%, 9/30/24	550	532

2.25%, 11/15/24	400	386

4.50%, 11/30/24	5,345	5,291

2.50%, 1/31/25	541	521

2.75%, 2/28/25	538	520

2.88%, 4/30/25	537	518

0.25%, 5/31/25	1,088	1,003

2.88%, 5/31/25	285	275

0.25%, 6/30/25	587	540

0.25%, 7/31/25	589	539

2.88%, 7/31/25	532	511

0.25%, 10/31/25	591	536

0.38%, 11/30/25	883	800

2.88%, 11/30/25	158	151

1.63%, 2/15/26	558	517

4.00%, 2/15/26	7,051	6,902

0.50%, 2/28/26	587	529

2.13%, 5/31/26	549	512

1.88%, 6/30/26	550	509

0.63%, 7/31/26	586	522

1.88%, 7/31/26	551	508

1.50%, 8/15/26	3,000	2,735

4.50%, 8/15/26	1,500	1,481

0.75%, 8/31/26	582	518

0.88%, 9/30/26	487	435

3.88%, 11/30/27	3,744	3,629

4.00%, 2/29/28	2,400	2,338

3.63%, 3/31/28	1,200	1,150

3.63%, 5/31/28	2,150	2,061

4.00%, 6/30/28	850	827

4.38%, 8/31/28	1,500	1,485

		39,050

Total U.S. Government Obligations

(Cost $42,349)		40,701

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	225	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	132,744	$133

Total Investment Companies

(Cost $133)		133

Total Investments – 99.3%

(Cost $43,195)		41,482

Other Assets less Liabilities – 0.7%		291

NET ASSETS – 100.0%		$41,773

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	1.6%

U.S. Government Obligations	97.4%

Investment Companies	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Agencies(1)	$ —	$ 648	$—	$648

U.S. Government Obligations(1)	—	40,701	—	40,701

Investment Companies	133	—	—	133

Total Investments	$133	$41,349	$—	$41,482

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	226	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

CORPORATE BONDS – 1.1%

United States – 1.1%

AES Panama Generation Holdings S.R.L.,

4.38%, 5/31/30 (2)	$322	$274

Hyundai Capital America,

5.50%, 3/30/26 (2)	210	207

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS Luxembourg S.a.r.l,

6.75%, 3/15/34 (2)	180	175

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

3.75%, 12/1/31	325	260

5.75%, 4/1/33	35	32

New Fortress Energy, Inc.,

6.50%, 9/30/26 (2)	220	203

Resorts World Las Vegas LLC/RWLV Capital, Inc.,

8.45%, 7/27/30 (2)	200	193

		1,344

Total Corporate Bonds

(Cost $1,385)		1,344

FOREIGN ISSUER BONDS – 90.2%

Angola – 0.9%

Angolan Government International Bond,

8.25%, 5/9/28 (2)	150	130

8.25%, 5/9/28 (3)	400	347

9.38%, 5/8/48 (3)	600	444

9.13%, 11/26/49 (3)	200	144

		1,065

Argentina – 1.6%

Argentine Republic Government International Bond,

1.00%, 7/9/29	227	63

(Step to 1.75% on 7/9/27), 0.75%, 7/9/30 (4)	2,039	580

(Step to 4.13% on 7/9/24), 3.63%, 7/9/35 (4)	680	168

(Step to 5.00% on 7/9/24), 4.25%, 1/9/38 (4)	813	238

3.50%, 7/9/41 (4)	246	62

Genneia S.A.,

8.75%, 9/2/27 (2)	216	207

Pampa Energia S.A.,

9.13%, 4/15/29 (3)	200	190

Transportadora de Gas del Sur S.A.,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Argentina – 1.6% continued

6.75%, 5/2/25 (3)	$385	$361

YPF S.A.,

9.00%, 2/12/26 (3)	58	56

9.00%, 6/30/29 (3)	60	52

		1,977

Azerbaijan – 0.6%

Republic of Azerbaijan International Bond,

3.50%, 9/1/32 (3)	200	163

Southern Gas Corridor CJSC,

6.88%, 3/24/26 (3)	600	598

		761

Bahrain – 0.3%

Bahrain Government International Bond,

5.63%, 5/18/34 (3)	260	223

7.50%, 9/20/47 (3)	200	178

		401

Brazil – 6.2%

Amaggi Luxembourg International S.a.r.l.,

5.25%, 1/28/28 (3)	200	183

Braskem Netherlands Finance B.V.,

4.50%, 1/31/30 (2)	100	82

8.50%, 1/12/31 (2)	275	273

5.88%, 1/31/50 (2)	185	133

Brazil Letras do Tesouro Nacional,

0.00%, 1/1/25 (BRL)(5)	383	67

0.00%, 1/1/26 (BRL)(5)	1,020	162

0.00%, 7/1/26 (BRL)(5)	1,569	236

Brazil Notas do Tesouro Nacional, Serie F,

10.00%, 1/1/25 (BRL)	1,250	246

10.00%, 1/1/27 (BRL)	7,546	1,467

10.00%, 1/1/29 (BRL)	7,426	1,404

10.00%, 1/1/33 (BRL)	1,500	273

Brazilian Government International Bond,

4.25%, 1/7/25	200	195

8.25%, 1/20/34	78	85

5.63%, 1/7/41	100	83

BRF S.A.,

4.88%, 1/24/30 (3)	400	324

CSN Resources S.A.,

4.63%, 6/10/31 (2)	290	221

Embraer Netherlands Finance B.V.,

7.00%, 7/28/30 (2)	230	228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	227	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Brazil – 6.2% continued

Gol Finance S.A.,

8.00%, 6/30/26 (3)	$200	$105

Guara Norte S.a.r.l.,

5.20%, 6/15/34 (2)	274	233

JSM Global S.a.r.l,

4.75%, 10/20/30 (3) (6)	200	26

MC Brazil Downstream Trading S.a.r.l.,

7.25%, 6/30/31 (2)	285	219

Minerva Luxembourg S.A.,

8.88%, 9/13/33 (2)	200	198

MV24 Capital B.V.,

6.75%, 6/1/34 (2)	223	197

Nexa Resources S.A.,

6.50%, 1/18/28 (2)	200	190

Oi S.A.,

14.00%, 9/7/24 (2) (7) (8)	111	110

10.00%, 7/27/25 (3) (6) (8)	873	55

Simpar Europe S.A.,

5.20%, 1/26/31 (2)	185	149

Sitios Latinoamerica S.A.B. de C.V.,

5.38%, 4/4/32 (2)	365	314

		7,458

Chile – 3.4%

Agrosuper S.A.,

4.60%, 1/20/32 (2)	225	180

Alfa Desarrollo S.p.A.,

4.55%, 9/27/51 (2)	348	238

Bonos de la Tesoreria de la Republica en pesos,

5.00%, 10/1/28 (CLP)	430,000	457

6.00%, 4/1/33 (CLP)	70,000	78

5.00%, 3/1/35 (CLP)	205,000	212

Celulosa Arauco y Constitucion S.A.,

3.88%, 11/2/27	200	180

Cencosud S.A.,

5.15%, 2/12/25 (3)	200	196

Chile Electricity Lux MPC S.a.r.l.,

6.01%, 1/20/33 (2)	240	239

Chile Government International Bond,

4.95%, 1/5/36	200	183

3.10%, 5/7/41	200	136

3.10%, 1/22/61	246	141

Corp Nacional del Cobre de Chile,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Chile – 3.4% continued

5.63%, 10/18/43 (3)	$215	$192

Empresa Nacional de Telecomunicaciones S.A.,

4.75%, 8/1/26 (2)	115	110

Enel Chile S.A.,

4.88%, 6/12/28	150	143

Enel Generacion Chile S.A.,

4.25%, 4/15/24	70	69

Engie Energia Chile S.A.,

3.40%, 1/28/30 (3)	300	250

Falabella S.A.,

4.38%, 1/27/25 (3)	200	191

3.75%, 10/30/27 (3)	80	69

Inversiones CMPC S.A.,

4.75%, 9/15/24 (3)	200	197

6.13%, 6/23/33 (2)	75	73

Kenbourne Invest S.A.,

4.70%, 1/22/28 (3)	200	124

Sociedad Concesionaria Autopista Central S.A.,

6.22%, 12/15/26 (2)	108	106

Sociedad de Transmision Austral S.A.,

4.00%, 1/27/32 (2)	200	169

Telefonica Moviles Chile S.A.,

3.54%, 11/18/31 (2)	200	150

		4,083

China – 2.7%

Agile Group Holdings Ltd.,

5.75%, 1/2/25 (3)	245	32

Alibaba Group Holding Ltd.,

4.50%, 11/28/34	200	173

BOC Aviation Ltd.,

2.75%, 12/2/23 (3)	200	199

BOC Aviation U.S.A. Corp.,

4.88%, 5/3/33 (2)	150	138

Central China Real Estate Ltd.,

7.75%, 5/24/24 (3) (6)	200	8

7.25%, 7/16/24 (3) (6)	200	8

CFLD Cayman Investment Ltd.,

2.50%, 1/31/31 (2) (7)	187	18

China Government Bond,

2.24%, 5/25/25 (CNH)	2,940	402

3.02%, 10/22/25 (CNY)	1,060	147

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	228	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

China – 2.7% continued

3.27%, 11/19/30 (CNH)	$1,200	$172

2.75%, 2/17/32 (CNH)	3,650	500

3.72%, 4/12/51 (CNY)	900	138

China Overseas Grand Oceans Finance IV Cayman Ltd.,

2.45%, 2/9/26 (3)	200	170

China SCE Group Holdings Ltd.,

5.95%, 9/29/24 (3)	200	16

CIFI Holdings Group Co. Ltd.,

5.25%, 5/13/26 (3) (6)	630	44

Fantasia Holdings Group Co. Ltd.,

15.00%, 12/18/21 (3) (6) (7)	335	10

7.95%, 7/5/22 (3) (6) (7)	335	10

12.25%, 10/18/22 (3) (6) (7)	200	6

10.88%, 1/9/23 (3) (6) (7)	200	6

Kaisa Group Holdings Ltd.,

8.50%, 6/30/22 (3) (6) (7)	200	11

11.95%, 10/22/22 (3) (6) (7)	200	11

11.50%, 1/30/23 (3) (6) (7)	200	11

10.88%, 7/23/23 (3) (6) (7)	200	11

9.38%, 6/30/24 (3) (6)	200	11

Longfor Group Holdings Ltd.,

3.85%, 1/13/32 (3)	400	170

Meituan,

3.05%, 10/28/30 (3)	200	155

Prosus N.V.,

4.19%, 1/19/32 (2)	215	171

4.03%, 8/3/50 (2)	350	200

Shimao Group Holdings Ltd.,

4.75%, 7/3/22 (3) (6) (7)	200	7

Yuzhou Group Holdings Co. Ltd.,

8.50%, 2/4/23 (3) (6) (7)	200	11

9.95%, 6/8/23 (3) (6) (7)	200	11

6.00%, 10/25/23 (3) (6)	250	14

7.38%, 1/13/26 (3) (6)	530	30

6.35%, 1/13/27 (3) (6) (7)	200	11

Zhenro Properties Group Ltd.,

8.00%, 3/6/23 (3) (6) (7)	150	1

8.30%, 9/15/23 (3) (6)	200	1

14.72%, 11/6/23 (3) (6)	200	1

7.88%, 4/14/24 (3) (6)	200	1

7.35%, 2/5/25 (3) (6)	400	2

6.63%, 1/7/26 (3) (6)	200	1

6.70%, 8/4/26 (3) (6)	200	1

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

China – 2.7% continued

ZhongAn Online P&C Insurance Co. Ltd.,

3.50%, 3/8/26 (3)	$200	$172

		3,212

Colombia – 4.1%

ABRA Global Finance,

11.50%, 3/2/28 (2) (8)	243	194

AI Candelaria Spain S.A.,

5.75%, 6/15/33 (2)	350	248

Banco GNB Sudameris S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.66%), 7.50%,
4/16/31 (2) (9)	250	203

Banistmo S.A.,

4.25%, 7/31/27 (2)	100	89

Colombia Government International Bond,

3.13%, 4/15/31	700	517

7.38%, 9/18/37	100	92

5.63%, 2/26/44	200	143

5.00%, 6/15/45	250	164

Colombia Telecomunicaciones S.A. ESP,

4.95%, 7/17/30 (3)	220	161

Colombian TES,

10.00%, 7/24/24 (COP)	400,000	99

6.00%, 4/28/28 (COP)	2,200,000	445

7.75%, 9/18/30 (COP)	107,000	22

7.00%, 3/26/31 (COP)	946,500	182

7.00%, 6/30/32 (COP)	2,900,000	536

13.25%, 2/9/33 (COP)	1,204,400	319

7.25%, 10/18/34 (COP)	166,600	30

9.25%, 5/28/42 (COP)	1,142,200	223

Ecopetrol S.A.,

5.38%, 6/26/26	325	312

8.63%, 1/19/29	200	201

5.88%, 5/28/45	110	72

Empresas Publicas de Medellin ESP,

4.25%, 7/18/29 (2)	200	161

Frontera Energy Corp.,

7.88%, 6/21/28 (2)	220	172

Oleoducto Central S.A.,

4.00%, 7/14/27 (2)	165	147

SierraCol Energy Andina LLC,

6.00%, 6/15/28 (3)	200	159

		4,891

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	229	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Costa Rica – 0.4%

Costa Rica Government International Bond,

5.63%, 4/30/43 (3)	$200	$165

Liberty Costa Rica Senior Secured Finance,

10.88%, 1/15/31 (2)	310	311

		476

Croatia – 0.5%

Croatia Government International Bond,

1.50%, 6/17/31 (EUR)(3)	700	621

Czech Republic – 1.7%

Czech Republic Government Bond,

2.50%, 8/25/28 (CZK)	4,370	171

5.50%, 12/12/28 (CZK)	3,010	135

2.75%, 7/23/29 (CZK)	5,580	218

0.05%, 11/29/29 (CZK)	760	25

0.95%, 5/15/30 (CZK)(3)	2,420	83

1.20%, 3/13/31 (CZK)	3,450	117

1.75%, 6/23/32 (CZK)	6,730	232

2.00%, 10/13/33 (CZK)	5,690	194

4.90%, 4/14/34 (CZK)	2,450	107

3.50%, 5/30/35 (CZK)	11,700	451

4.20%, 12/4/36 (CZK)(3)	220	9

1.50%, 4/24/40 (CZK)	6,200	169

Energo-Pro AS,

8.50%, 2/4/27 (2)	200	196

		2,107

Dominican Republic – 1.7%

Dominican Republic Central Bank Notes,

13.00%, 12/5/25 (DOP)(3)	13,000	238

13.00%, 1/30/26 (DOP)(3)	3,100	57

Dominican Republic International Bond,

5.50%, 1/27/25 (3)	250	246

4.88%, 9/23/32 (3)	725	588

11.25%, 9/15/35 (DOP)(2)	16,000	289

5.30%, 1/21/41 (3)	150	110

6.85%, 1/27/45 (3)	100	85

6.50%, 2/15/48 (3)	150	121

5.88%, 1/30/60 (3)	266	190

Empresa Generadora de Electricidad Haina S.A.,

5.63%, 11/8/28 (2)	200	178

		2,102

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Ecuador – 0.2%

Ecuador Government International Bond,

(Step to 5.50% on 7/31/24), 3.50%, 7/31/35 (2) (4)	$370	$136

(Step to 5.00% on 7/31/24), 2.50%, 7/31/40 (3) (4)	106	35

(Step to 5.00% on 7/31/24), 2.50%, 7/31/40 (2) (4)	239	78

		249

Egypt – 1.0%

Egypt Government International Bond,

5.63%, 4/16/30 (EUR)(3)	825	485

8.50%, 1/31/47 (3)	400	215

7.90%, 2/21/48 (3)	200	103

8.70%, 3/1/49 (3)	200	108

8.88%, 5/29/50 (3)	200	109

Energean PLC,

6.50%, 4/30/27 (2)	260	236

		1,256

El Salvador – 0.1%

El Salvador Government International Bond,

6.38%, 1/18/27 (3)	23	19

8.63%, 2/28/29 (3)	25	20

8.25%, 4/10/32	11	9

7.65%, 6/15/35 (3)	66	46

		94

Georgia – 0.1%

Silknet JSC,

8.38%, 1/31/27 (2)	100	99

Ghana – 1.0%

Ghana Government International Bond,

7.75%, 4/7/29 (3) (6)	200	89

7.63%, 5/16/29 (3) (6)	200	89

8.13%, 3/26/32 (3) (6)	200	89

7.88%, 2/11/35 (3) (6)	950	427

Kosmos Energy Ltd.,

7.50%, 3/1/28 (3)	125	112

7.50%, 3/1/28 (2)	230	206

Tullow Oil PLC,

10.25%, 5/15/26 (2)	225	196

		1,208

Guatemala – 1.0%

Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L.,

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	230	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Guatemala – 1.0% continued

5.25%, 4/27/29 (2)	$350	$316

CT Trust,

5.13%, 2/3/32 (2)	285	222

Guatemala Government Bond,

4.50%, 5/3/26 (3)	435	412

4.65%, 10/7/41 (3)	200	148

Millicom International Cellular S.A.,

5.13%, 1/15/28 (2)	153	129

		1,227

Hong Kong – 0.8%

AIA Group Ltd.,

5.63%, 10/25/27 (2)	210	212

4.95%, 4/4/33 (2)	200	190

Bank of East Asia (The) Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.75%, 3/15/27 (3) (9)	250	247

Melco Resorts Finance Ltd.,

5.75%, 7/21/28 (2)	165	144

5.75%, 7/21/28 (3)	225	196

		989

Hungary – 1.3%

Hungary Government Bond,

6.00%, 11/24/23 (HUF)	46,500	126

3.00%, 6/26/24 (HUF)	10,230	27

3.00%, 10/27/27 (HUF)	287,350	658

4.50%, 3/23/28 (HUF)	47,130	113

6.75%, 10/22/28 (HUF)	3,290	9

3.00%, 10/27/38 (HUF)	7,850	13

Hungary Government International Bond,

5.38%, 3/25/24	56	56

6.25%, 9/22/32 (3)	200	195

3.13%, 9/21/51 (3)	200	111

Magyar Export-Import Bank Zrt,

6.13%, 12/4/27 (3)	200	197

		1,505

India – 1.6%

Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy,

6.25%, 12/10/24 (2)	100	95

Adani International Container Terminal Pvt Ltd.,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

India – 1.6% continued

3.00%, 2/16/31 (2)	$152	$114

Adani Ports & Special Economic Zone Ltd.,

3.10%, 2/2/31 (2)	330	228

Export-Import Bank of India,

5.50%, 1/18/33 (3)	200	192

Greenko Wind Projects Mauritius Ltd.,

5.50%, 4/6/25 (2)	240	230

India Toll Roads,

5.50%, 8/19/24 (3)	250	244

Power Finance Corp. Ltd.,

3.75%, 12/6/27 (3)	200	183

REC Ltd.,

5.63%, 4/11/28 (2)	200	195

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries,

4.50%, 7/14/28 (2)	250	210

Shriram Finance Ltd.,

4.40%, 3/13/24 (3)	200	197

		1,888

Indonesia – 6.6%

Freeport Indonesia PT,

4.76%, 4/14/27 (2)	150	142

5.32%, 4/14/32 (2)	150	136

6.20%, 4/14/52 (2)	200	167

Indofood CBP Sukses Makmur Tbk PT,

3.40%, 6/9/31 (3)	300	243

4.75%, 6/9/51 (3)	200	139

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,

5.45%, 5/15/30 (3)	200	187

Indonesia Government International Bond,

4.75%, 1/8/26 (3)	200	197

4.55%, 1/11/28	200	194

4.85%, 1/11/33	675	642

8.50%, 10/12/35 (3)	100	123

6.63%, 2/17/37 (3)	650	687

7.75%, 1/17/38 (3)	100	117

Indonesia Treasury Bond,

8.13%, 5/15/24 (IDR)	600,000	39

6.50%, 6/15/25 (IDR)	575,000	37

8.38%, 9/15/26 (IDR)	10,500,000	716

6.38%, 8/15/28 (IDR)	2,744,000	177

9.00%, 3/15/29 (IDR)	220,000	16

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	231	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Indonesia – 6.6% continued

8.25%, 5/15/29 (IDR)	$567,000	$40

10.50%, 8/15/30 (IDR)	600,000	47

7.00%, 9/15/30 (IDR)	2,830,000	186

6.50%, 2/15/31 (IDR)	7,261,000	461

7.75%, 4/15/31 (IDR)	655,000	45

8.75%, 5/15/31 (IDR)	5,651,000	410

9.50%, 7/15/31 (IDR)	7,200,000	541

7.00%, 2/15/33 (IDR)	6,553,000	428

6.63%, 2/15/34 (IDR)	631,000	40

8.38%, 3/15/34 (IDR)	1,389,000	100

7.50%, 6/15/35 (IDR)	536,000	36

7.50%, 5/15/38 (IDR)	654,000	44

7.13%, 6/15/38 (IDR)	4,971,000	325

8.38%, 4/15/39 (IDR)	2,041,000	150

LLPL Capital Pte. Ltd.,

6.88%, 2/4/39 (2)	261	233

Medco Laurel Tree Pte. Ltd.,

6.95%, 11/12/28 (2)	405	375

Minejesa Capital B.V.,

5.63%, 8/10/37 (3)	200	153

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,

6.15%, 5/21/48 (3) (10)	200	177

4.88%, 7/17/49 (3)	200	148

		7,898

Ireland – 0.1%

C&W Senior Financing DAC,

6.88%, 9/15/27 (2)	150	132

Israel – 2.1%

Bank Hapoalim B.M.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.16%), 3.26%, 1/21/32 (9)	200	171

Bank Leumi Le-Israel B.M.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.47%), 7.13%, 7/18/33 (9)	400	393

Delek Overriding Royalty Leviathan Ltd.,

7.49%, 12/30/23	150	149

Energian Israel Finance Ltd.,

4.88%, 3/30/26	250	233

8.50%, 9/30/33	200	200

ICL Group Ltd.,

6.38%, 5/31/38	150	147

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Israel – 2.1% continued

Leviathan Bond Ltd.,

6.75%, 6/30/30	$405	$374

Teva Pharmaceutical Finance Netherlands III B.V.,

3.15%, 10/1/26	850	758

8.13%, 9/15/31	150	155

		2,580

Ivory Coast – 0.6%

Ivory Coast Government International Bond,

6.38%, 3/3/28 (3)	200	187

5.88%, 10/17/31 (EUR)(3)	100	88

4.88%, 1/30/32 (EUR)(3)	435	351

6.88%, 10/17/40 (EUR)(3)	100	79

6.63%, 3/22/48 (EUR)(3)	100	73

		778

Jamaica – 0.1%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,

8.75%, 5/25/24 (2)	100	90

Kazakhstan – 0.8%

Kazakhstan Government International Bond,

6.50%, 7/21/45 (3)	200	204

KazMunayGas National Co. JSC,

6.38%, 10/24/48 (2)	355	289

Tengizchevroil Finance Co. International Ltd.,

4.00%, 8/15/26 (2)	325	292

3.25%, 8/15/30 (3)	220	167

		952

Kuwait – 0.6%

MEGlobal Canada ULC,

5.00%, 5/18/25 (2)	400	390

Nbk Tier 2 Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.11%), 2.50%, 11/24/30 (3) (9)	400	366

		756

Lebanon – 0.1%

Lebanon Government International Bond,

6.38%, 3/9/20 (3) (6) (7)	67	6

5.80%, 4/14/20 (3) (6) (7)	79	6

6.15%, 6/19/20 (6)	102	8

8.25%, 4/12/21 (3) (6) (7)	115	10

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	232	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Lebanon – 0.1% continued

6.10%, 10/4/22 (3) (6) (7)	$321	$27

6.00%, 1/27/23 (3) (6) (7)	50	4

6.60%, 11/27/26 (3) (6)	22	2

6.85%, 3/23/27 (3) (6)	88	7

7.00%, 3/23/32 (3) (6)	33	3

7.05%, 11/2/35 (3) (6)	11	1

7.25%, 3/23/37 (3) (6)	35	3

		77

Macau – 0.9%

MGM China Holdings Ltd.,

5.38%, 5/15/24 (2)	80	79

4.75%, 2/1/27 (2)	220	197

Sands China Ltd.,

5.65%, 8/8/28	415	391

4.88%, 6/18/30	175	151

Studio City Finance Ltd.,

6.00%, 7/15/25 (2)	200	190

6.50%, 1/15/28 (2)	150	127

		1,135

Malaysia – 3.2%

Malaysia Government Bond,

3.48%, 6/14/24 (MYR)	1,894	404

3.90%, 11/30/26 (MYR)	2,363	507

3.90%, 11/16/27 (MYR)	1,834	394

3.73%, 6/15/28 (MYR)	1,600	340

4.50%, 4/30/29 (MYR)	1,397	307

3.89%, 8/15/29 (MYR)	262	56

4.50%, 4/15/30 (MYR)	182	40

3.58%, 7/15/32 (MYR)	2,876	593

3.83%, 7/5/34 (MYR)	1,432	298

4.25%, 5/31/35 (MYR)	616	133

4.76%, 4/7/37 (MYR)	187	42

4.70%, 10/15/42 (MYR)	1,200	269

4.92%, 7/6/48 (MYR)	334	76

4.07%, 6/15/50 (MYR)	550	109

Malaysia Government Investment Issue,

3.47%, 10/15/30 (MYR)	496	103

4.19%, 10/7/32 (MYR)	29	6

3.45%, 7/15/36 (MYR)	91	18

Petronas Capital Ltd.,

4.55%, 4/21/50 (3)	200	162

		3,857

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Mauritius – 0.1%

Axian Telecom,

7.38%, 2/16/27 (2)	$200	$178

Mexico – 7.7%

Alsea S.A.B. de C.V.,

7.75%, 12/14/26 (2)	195	195

Banco Mercantil del Norte S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.76%), 8.38%, 10/14/30 (2) (9) (11)	100	95

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.03%), 6.63%, 1/24/32 (2) (9) (11)	120	94

BBVA Bancomer S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.66%), 8.45%, 6/29/38 (2) (9)	375	370

Cemex S.A.B. de C.V.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.16%), 9.13%, 3/14/28 (2) (9) (11)	165	172

CIBANCO S.A. Institucion de Banca Multiple Trust CIB,

4.38%, 7/22/31 (2)	250	187

Infraestructura Energetica Nova S.A.P.I. de C.V.,

4.88%, 1/14/48 (2)	400	290

Mexican Bonos,

8.00%, 9/5/24 (MXN)	7,190	400

10.00%, 12/5/24 (MXN)	1,500	85

7.50%, 6/3/27 (MXN)	8,089	424

8.50%, 5/31/29 (MXN)	7,600	408

7.75%, 5/29/31 (MXN)	17,950	908

7.50%, 5/26/33 (MXN)	960	47

7.75%, 11/23/34 (MXN)	3,460	169

10.00%, 11/20/36 (MXN)	10,060	580

8.50%, 11/18/38 (MXN)	5,630	285

7.75%, 11/13/42 (MXN)	6,480	300

Mexico Government International Bond,

4.75%, 4/27/32	400	360

4.88%, 5/19/33	200	179

6.05%, 1/11/40	34	31

4.75%, 3/8/44	32	24

5.55%, 1/21/45	49	42

3.77%, 5/24/61	200	117

3.75%, 4/19/71	200	114

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	233	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Mexico – 7.7% continued

5.75%, 10/12/10 (12)	$208	$165

Mexico Remittances Funding Fiduciary Estate Management S.a.r.l.,

4.88%, 1/15/28 (2)	135	120

Orbia Advance Corp. S.A.B. de C.V.,

4.00%, 10/4/27 (2)	110	101

5.88%, 9/17/44 (2)	240	198

Petroleos Mexicanos,

6.50%, 3/13/27	135	119

8.75%, 6/2/29	100	89

5.95%, 1/28/31	1,165	834

6.70%, 2/16/32	29	21

6.75%, 9/21/47	720	427

6.35%, 2/12/48	80	46

7.69%, 1/23/50	385	247

6.95%, 1/28/60	319	189

Sigma Alimentos S.A. de C.V.,

4.13%, 5/2/26 (2)	225	214

Tierra Mojada Luxembourg II S.a.r.l.,

5.75%, 12/1/40 (3)	366	304

Total Play Telecomunicaciones S.A. de C.V.,

6.38%, 9/20/28 (2)	40	20

Trust Fibra Uno,

4.87%, 1/15/30 (2)	280	237

6.39%, 1/15/50 (2)	85	65

		9,272

Mongolia – 0.1%

Mongolia Government International Bond,

3.50%, 7/7/27 (3)	200	168

Morocco – 0.5%

Morocco Government International Bond,

5.95%, 3/8/28 (3)	200	198

OCP S.A.,

5.13%, 6/23/51 (2)	160	106

5.13%, 6/23/51 (3)	400	266

		570

Mozambique – 0.1%

Mozambique International Bond,

9.00%, 9/15/31 (3)	200	158

Nigeria – 1.1%

Access Bank PLC,

6.13%, 9/21/26 (2)	125	105

IHS Netherlands Holdco B.V.,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Nigeria – 1.1% continued

8.00%, 9/18/27 (3)	$250	$211

8.00%, 9/18/27 (2)	200	167

Nigeria Government International Bond,

7.14%, 2/23/30 (3)	420	332

7.70%, 2/23/38 (3)	200	141

7.63%, 11/28/47 (3)	250	167

8.25%, 9/28/51 (3)	200	139

SEPLAT Energy PLC,

7.75%, 4/1/26 (2)	100	85

		1,347

Oman – 1.2%

Oman Government International Bond,

6.75%, 10/28/27 (3)	200	204

5.63%, 1/17/28 (3)	400	390

6.00%, 8/1/29 (3)	200	196

6.75%, 1/17/48 (3)	711	656

		1,446

Pakistan – 0.2%

Pakistan Government International Bond,

7.38%, 4/8/31 (3)	250	117

8.88%, 4/8/51 (3)	390	182

		299

Panama – 0.8%

Panama Government International Bond,

3.88%, 3/17/28	325	298

9.38%, 4/1/29	23	26

6.70%, 1/26/36	28	28

6.88%, 1/31/36	200	200

4.30%, 4/29/53	200	130

4.50%, 4/1/56	200	131

3.87%, 7/23/60	240	139

		952

Paraguay – 0.5%

Paraguay Government International Bond,

5.00%, 4/15/26 (3)	250	244

5.40%, 3/30/50 (3)	400	315

		559

Peru – 2.9%

Consorcio Transmantaro S.A.,

5.20%, 4/11/38 (2)	230	205

Fondo MIVIVIENDA S.A.,

4.63%, 4/12/27 (2)	100	94

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	234	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Peru – 2.9% continued

Hunt Oil Co. of Peru LLC Sucursal Del Peru,

8.55%, 9/18/33 (2)	$315	$318

Intercorp Peru Ltd.,

3.88%, 8/15/29 (3)	200	166

Kallpa Generacion S.A.,

4.13%, 8/16/27 (3)	215	197

Peru Government Bond,

5.94%, 2/12/29 (PEN)	351	90

6.15%, 8/12/32 (PEN)	2,323	571

7.30%, 8/12/33 (PEN)	174	46

5.40%, 8/12/34 (PEN)	2,566	579

Peruvian Government International Bond,

7.35%, 7/21/25	100	103

2.78%, 1/23/31	250	205

1.86%, 12/1/32	288	208

8.75%, 11/21/33	70	83

3.30%, 3/11/41	92	63

5.63%, 11/18/50	58	54

2.78%, 12/1/60	31	16

3.23%, 7/28/21 (13)	300	156

Petroleos del Peru S.A.,

5.63%, 6/19/47 (3)	485	291

		3,445

Philippines – 0.7%

Philippine Government International Bond,

10.63%, 3/16/25	28	30

3.75%, 1/14/29	400	369

9.50%, 2/2/30	23	28

7.75%, 1/14/31	100	113

6.38%, 10/23/34	100	105

3.95%, 1/20/40	200	158

		803

Poland – 2.3%

Bank Gospodarstwa Krajowego,

0.38%, 10/13/28 (EUR)(3)	250	215

5.38%, 5/22/33 (2)	170	160

Republic of Poland Government Bond,

2.50%, 7/25/26 (PLN)	1,252	268

0.25%, 10/25/26 (PLN)	62	12

3.75%, 5/25/27 (PLN)	647	142

2.50%, 7/25/27 (PLN)	2,889	603

2.75%, 4/25/28 (PLN)	1,100	228

7.50%, 7/25/28 (PLN)	838	210

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Poland – 2.3% continued

2.75%, 10/25/29 (PLN)	$1,071	$213

1.75%, 4/25/32 (PLN)	333	56

6.00%, 10/25/33 (PLN)	1,700	392

Republic of Poland Government International Bond,

5.50%, 11/16/27	57	57

4.88%, 10/4/33	67	62

5.50%, 4/4/53	190	171

		2,789

Qatar – 1.5%

Qatar Government International Bond,

4.00%, 3/14/29 (3)	775	739

5.10%, 4/23/48 (3)	625	567

4.82%, 3/14/49 (3)	200	174

4.40%, 4/16/50 (3) (10)	200	164

QatarEnergy,

3.13%, 7/12/41 (3)	200	139

		1,783

Romania – 2.1%

Romania Government Bond,

8.75%, 10/30/28 (RON)	2,300	530

8.00%, 4/29/30 (RON)	80	18

4.15%, 10/24/30 (RON)	835	153

7.35%, 4/28/31 (RON)	535	116

6.70%, 2/25/32 (RON)	70	15

8.25%, 9/29/32 (RON)	1,085	249

4.75%, 10/11/34 (RON)	2,650	468

7.90%, 2/24/38 (RON)	205	47

Romanian Government International Bond,

3.00%, 2/27/27 (3)	28	25

1.75%, 7/13/30 (EUR)(3)	300	241

3.00%, 2/14/31 (3)	20	16

3.63%, 3/27/32 (3)	118	96

7.13%, 1/17/33 (3)	28	29

2.00%, 4/14/33 (EUR)(3)	400	292

2.88%, 4/13/42 (EUR)(3)	275	172

6.13%, 1/22/44 (3)	18	16

4.00%, 2/14/51 (3)	150	96

		2,579

Saudi Arabia – 2.2%

EIG Pearl Holdings S.a.r.l.,

3.55%, 8/31/36 (2)	200	162

Gaci First Investment Co.,

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	235	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Saudi Arabia – 2.2% continued

5.25%, 10/13/32 (3)	$200	$195

5.13%, 2/14/53 (3)	500	408

Greensaif Pipelines Bidco S.a.r.l.,

6.13%, 2/23/38 (2)	400	390

SA Global Sukuk Ltd.,

0.95%, 6/17/24 (2)	100	96

Saudi Government International Bond,

4.75%, 1/18/28 (3)	200	196

2.25%, 2/2/33 (3)	500	384

4.63%, 10/4/47 (3)	200	159

5.00%, 4/17/49 (3)	200	168

5.25%, 1/16/50 (3)	235	205

3.75%, 1/21/55 (3)	200	133

3.45%, 2/2/61 (3)	200	123

		2,619

Serbia – 0.3%

Serbia International Bond,

1.50%, 6/26/29 (EUR)(3)	425	347

Singapore – 0.2%

United Overseas Bank Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 3.75%, 4/15/29 (3) (9)	200	197

South Africa – 3.6%

Eskom Holdings SOC Ltd.,

4.31%, 7/23/27 (3)	400	351

Liquid Telecommunications Financing PLC,

5.50%, 9/4/26 (2)	150	96

Republic of South Africa Government Bond,

10.50%, 12/21/26 (ZAR)	4,817	262

8.00%, 1/31/30 (ZAR)	6,600	304

7.00%, 2/28/31 (ZAR)	3,649	151

8.25%, 3/31/32 (ZAR)	27,211	1,173

8.88%, 2/28/35 (ZAR)	10,140	423

6.25%, 3/31/36 (ZAR)	1,288	42

8.50%, 1/31/37 (ZAR)	11,000	425

8.75%, 1/31/44 (ZAR)	2,616	97

8.75%, 2/28/48 (ZAR)	4,700	173

Republic of South Africa Government International Bond,

4.30%, 10/12/28	200	173

5.88%, 4/20/32	200	170

5.75%, 9/30/49	200	132

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

South Africa – 3.6% continued

Sasol Financing U.S.A. LLC,

8.75%, 5/3/29 (2)	$160	$154

5.50%, 3/18/31	325	255

		4,381

South Korea – 1.9%

Hana Bank,

4.38%, 9/30/24 (2)	200	196

Hyundai Capital Services, Inc.,

1.25%, 2/8/26 (3)	200	179

Kookmin Bank,

4.63%, 4/21/28 (2)	200	193

Korea Electric Power Corp.,

5.38%, 4/6/26 (2)	200	199

Korea Treasury Bond,

4.25%, 12/10/32 (KRW)	309,620	233

3.25%, 6/10/33 (KRW)	443,460	308

Kyobo Life Insurance Co. Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 5.90%, 6/15/27 (9) (10) (11)	220	215

POSCO,

4.38%, 8/4/25 (2)	310	302

Shinhan Bank Co. Ltd.,

3.88%, 3/24/26 (2)	350	330

Tongyang Life Insurance Co. Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.98%), 5.25%, 9/22/25 (3) (9) (11)	200	177

		2,332

Sri Lanka – 0.3%

Sri Lanka Government International Bond,

6.20%, 5/11/27 (3) (6)	700	323

Tanzania, United Republic of – 0.2%

HTA Group Ltd.,

7.00%, 12/18/25 (3)	275	266

Thailand – 3.8%

Bangkok Bank PCL,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 3.47%, 9/23/36 (2) (9)	500	388

GC Treasury Center Co. Ltd.,

4.40%, 3/30/32 (2)	200	170

Thailand Government Bond,

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	236	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Thailand – 3.8% continued

2.40%, 12/17/23 (THB)	$32,706	$898

0.75%, 9/17/24 (THB)	29,176	788

2.35%, 6/17/26 (THB)	9,050	247

2.13%, 12/17/26 (THB)	17,613	476

2.88%, 12/17/28 (THB)	732	20

2.40%, 3/17/29 (THB)	2,974	80

1.60%, 12/17/29 (THB)	7,600	194

2.00%, 12/17/31 (THB)	2,048	52

3.78%, 6/25/32 (THB)	16,911	484

1.59%, 12/17/35 (THB)	4,943	113

3.40%, 6/17/36 (THB)	2,700	74

3.30%, 6/17/38 (THB)	19,592	526

2.00%, 6/17/42 (THB)	1,877	41

2.88%, 6/17/46 (THB)	1,194	28

3.60%, 6/17/67 (THB)	598	15

		4,594

Tunisia – 0.1%

Tunisian Republic,

6.38%, 7/15/26 (EUR)(3)	100	64

Turkey – 2.3%

Akbank TAS,

6.80%, 2/6/26 (3)	200	195

Aydem Yenilenebilir Energy A.S.,

7.75%, 2/2/27 (3)	240	213

KOC Holding A.S.,

6.50%, 3/11/25 (2)	175	173

Turk Telekomunikasyon A.S.,

6.88%, 2/28/25 (3)	200	195

Turkcell Iletisim Hizmetleri A.S.,

5.80%, 4/11/28 (3)	200	185

Turkey Government International Bond,

4.88%, 4/16/43	900	569

5.75%, 5/11/47	200	135

Turkiye Ihracat Kredi Bankasi A.S.,

9.38%, 1/31/26 (2)	200	203

Turkiye Sinai Kalkinma Bankasi A.S.,

9.38%, 10/19/28 (2)	200	201

Ulker Biskuvi Sanayi A.S.,

6.95%, 10/30/25 (3)	200	189

WE Soda Investments Holding PLC,

10/6/28 (2) (14)	235	237

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Turkey – 2.3% continued

Yapi ve Kredi Bankasi A.S.,

9.25%, 10/16/28 (2)	$305	$306

		2,801

Ukraine – 0.8%

Metinvest B.V.,

7.75%, 10/17/29 (2)	325	196

MHP Lux S.A.,

6.95%, 4/3/26 (3) (6)	200	137

State Agency of Roads of Ukraine,

6.25%, 6/24/30 (3) (7)	200	54

Ukraine Government International Bond,

15.84%, 2/26/25 (UAH)(3) (7)	8,000	170

7.75%, 9/1/28 (3) (6) (7)	150	44

6.88%, 5/21/31 (3) (6) (7)	200	53

VF Ukraine PAT via VFU Funding PLC,

6.20%, 2/11/25 (3)	400	302

		956

United Arab Emirates – 1.9%

Abu Dhabi Government International Bond,

4.13%, 10/11/47 (3)	450	356

3.13%, 9/30/49 (3)	800	522

3.88%, 4/16/50 (3)	285	214

2.70%, 9/2/70 (3)	200	107

Abu Dhabi National Energy Co. PJSC,

4.70%, 4/24/33 (2)	300	285

Digicel International Finance Ltd./Digicel International Holdings Ltd.,

8.75%, 5/25/24 (3)	100	90

Galaxy Pipeline Assets Bidco Ltd.,

1.75%, 9/30/27 (2)	129	119

3.25%, 9/30/40 (3)	400	292

International Finance Corp.,

16.00%, 2/21/25 (UZS)	1,000,000	82

Sweihan PV Power Co. PJSC,

3.63%, 1/31/49 (2)	243	188

		2,255

United Kingdom – 0.9%

CK Hutchison International 23 Ltd.,

4.88%, 4/21/33 (2)	200	187

Standard Chartered PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (2) (9)	405	403

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	237	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

United Kingdom – 0.9% continued

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 6.19%, 7/6/27 (2) (9)	$200	$199

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.58%), 6.30%, 7/6/34 (2) (9)	300	289

		1,078

Uruguay – 0.6%

Uruguay Government International Bond,

4.38%, 12/15/28 (UYU)	241	16

8.25%, 5/21/31 (UYU)	2,618	63

7.88%, 1/15/33 (8)	78	91

9.75%, 7/20/33 (UYU)	5,240	137

5.75%, 10/28/34	86	88

7.63%, 3/21/36	58	66

3.88%, 7/2/40 (UYU)	816	28

4.13%, 11/20/45	47	38

5.10%, 6/18/50	48	42

4.98%, 4/20/55	108	94

		663

Uzbekistan – 0.8%

Republic of Uzbekistan International Bond,

14.00%, 7/19/24 (UZS)(3)	2,600,000	214

3.70%, 11/25/30 (3)	630	494

Uzauto Motors AJ,

4.85%, 5/4/26 (2)	225	195

		903

Venezuela – 0.8%

Petroleos de Venezuela S.A.,

8.50%, 10/27/20 (3) (6) (7)	1,480	725

9.00%, 11/17/21 (3) (6) (7)	172	9

12.75%, 2/17/22 (3) (6) (7)	92	5

5.38%, 4/12/27 (3) (6) (7)	77	4

9.75%, 5/17/35 (3) (6) (7)	222	12

Venezuela Government International Bond,

7.75%, 10/13/19 (3) (6) (7)	72	5

12.75%, 8/23/22 (3) (6) (7)	151	15

9.00%, 5/7/23 (3) (6) (7)	62	5

8.25%, 10/13/24 (3) (6) (7)	141	13

11.75%, 10/21/26 (3) (6) (7)	632	61

9.25%, 9/15/27 (6) (7)	186	18

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 90.2% continued

Venezuela – 0.8% continued

9.25%, 5/7/28 (3) (6) (7)	$102	$10

11.95%, 8/5/31 (3) (6) (7)	1,045	102

		984

Vietnam – 0.6%

Mong Duong Finance Holdings B.V.,

5.13%, 5/7/29 (2)	250	226

Viet Nam Debt & Asset Trading Corp.,

1.00%, 10/10/25 (3)	550	462

		688

Zambia – 0.8%

First Quantum Minerals Ltd.,

7.50%, 4/1/25 (2)	150	150

8.63%, 6/1/31 (2)	450	448

Zambia Government International Bond,

5.38%, 9/20/22 (3) (6) (7)	400	200

8.50%, 4/14/24 (3) (6) (7)	200	110

		908

Total Foreign Issuer Bonds

(Cost $122,996)		108,631

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 6.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(15) (16)	7,175,322	$7,175

Total Investment Companies

(Cost $7,175)		7,175

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 3.0%

U.S. Treasury Bill,

5.11%, 10/17/23(17)	$2,351	$2,346

U.S. Treasury Bill,

5.06%, 7/11/24(17)	1,360	1,304

Total Short-Term Investments

(Cost $3,651)		3,650

Total Investments – 100.3%

(Cost $135,207)		120,800

Liabilities less Other Assets – (0.3%)		(382)

Net Assets – 100.0%		$120,418

(1)	Principal amount is in USD unless otherwise indicated.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	238	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(4)	Step coupon bond. Rate as of September 30, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to approximately $1,913,000 or 1.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

CFLD Cayman Investment Ltd., 2.50%, 1/31/31	1/31/23	$25

Fantasia Holdings Group Co. Ltd., 15.00%, 12/18/21	10/4/21	149

Fantasia Holdings Group Co. Ltd., 7.95%, 7/5/22	11/12/21	104

Fantasia Holdings Group Co. Ltd., 12.25%, 10/18/22	3/15/21	203

Fantasia Holdings Group Co. Ltd., 10.88%, 1/9/23	6/26/20	202

Kaisa Group Holdings Ltd., 8.50%, 6/30/22	8/13/21	197

Kaisa Group Holdings Ltd., 11.95%, 10/22/22	9/23/21	183

Kaisa Group Holdings Ltd., 11.50%, 1/30/23	4/16/20	197

Kaisa Group Holdings Ltd., 10.88%, 7/23/23	1/22/20	205

Lebanon Government International Bond, 6.38%, 3/9/20	11/18/19-2/18/20	67

Lebanon Government International Bond, 5.80%, 4/14/20	11/20/19-2/19/20	63

Lebanon Government International Bond, 8.25%, 4/12/21	9/12/19-12/5/19	86

Lebanon Government International Bond, 6.10%, 10/4/22	7/4/19-3/6/20	189

Lebanon Government International Bond, 6.00%, 1/27/23	11/26/19	25

Oi S.A., 14.00%, 9/7/24	4/21/23-9/15/23	111

Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199

Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100

Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	$30

Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105

Shimao Group Holdings Ltd., 4.75%, 7/3/22	8/11/22	19

State Agency of Roads of Ukraine, 6.25%, 6/24/30	6/17/21	200

Ukraine Government International Bond, 15.84%, 2/26/25	6/12/19	303

Ukraine Government International Bond, 7.75%, 9/1/28	1/5/21	165

Ukraine Government International Bond, 6.88%, 5/21/31	6/18/21	206

Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43

Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49

Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29

Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63

Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333

Venezuela Government International Bond, 9.25%, 9/15/27	11/17/16-11/13/17	84

Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31

Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480

Yuzhou Group Holdings Co. Ltd., 8.50%, 2/4/23	11/8/21	102

Yuzhou Group Holdings Co. Ltd., 9.95%, 6/8/23	11/17/21	114

Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27	4/15/21	165

Zambia Government International Bond, 5.38%, 9/20/22	8/30/19-10/29/20	269

Zambia Government International Bond, 8.50%, 4/14/24	8/31/23	105

Zhenro Properties Group Ltd., 8.00%, 3/6/23	2/13/23	13

(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(9)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(10)	Restricted security.
(11)	Perpetual bond. Maturity date represents next call date.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	239	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

(12)	Century bond maturing in 2110.
(13)	Century bond maturing in 2121.
(14)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of September 30, 2023 is disclosed.
(17)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

1Y – 1 Year

5Y – 5 Year

CIB – Corporate and Investment Bank

CMT – Constant Maturity

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

THB - Thai Baht

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	Euro	378	United States Dollar	403	10/25/23	$ 3

Merrill Lynch	United States Dollar	73	Hungarian Forint	29,129	1/12/24	5

Morgan Stanley	United States Dollar	13	Egyptian Pound	434	1/16/24	— *

Standard Chartered Bank	Euro	2,600	United States Dollar	2,783	11/16/23	28

Subtotal Appreciation						36

Merrill Lynch	Hungarian Forint	29,129	United States Dollar	75	1/12/24	(3)

Morgan Stanley	Egyptian Pound	434	United States Dollar	12	1/16/24	(1)

Subtotal Depreciation						(4)

Total						$ 32

*	Amount rounds to less than one thousand.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	68.1%

All other currencies less than 5%	32.2

Total Investments	100.3

Liabilities less Other Assets	(0.3)

Net Assets	100.0%

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	240	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds	$ —	$1,344	$—	$1,344

Foreign Issuer Bonds(1)	—	108,631	—	108,631

Investment Companies	7,175	—	—	7,175

Short-Term Investments	—	3,650	—	3,650

Total Investments	$7,175	$113,625	$—	$120,800

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$36	$—	$36

Liabilities

Forward Foreign Currency Exchange Contracts	—	(4)	—	(4)

Total Other Financial Instruments	$—	$32	$—	$32
(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	241	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS – 0.0%

Oil & Gas Producers – 0.0%

Gulfport Energy Corp.,

10.00%, (100% Cash), 8/3/23(1) (2) (3) (4) (5)	$—	$33

Telecommunications – 0.0%

Digicel Group Holdings Ltd.,

7.00%, 11/6/23(1) (2) (4) (6)	9	—

Total Convertible Bonds

(Cost $6)		33

CORPORATE BONDS – 78.0%

Advertising & Marketing – 0.2%

Outfront Media Capital LLC/Outfront Media Capital Corp.,

6.25%, 6/15/25 (1)	60	59

5.00%, 8/15/27 (1)	266	234

4.25%, 1/15/29 (1)	149	118

4.63%, 3/15/30 (1)	50	40

		451

Aerospace & Defense – 2.5%

Howmet Aerospace, Inc.,

5.90%, 2/1/27	25	24

5.95%, 2/1/37	100	94

Spirit AeroSystems, Inc.,

7.50%, 4/15/25 (1)	75	74

4.60%, 6/15/28	75	58

9.38%, 11/30/29 (1)	305	310

TransDigm, Inc.,

6.25%, 3/15/26 (1)	1,464	1,439

7.50%, 3/15/27	100	100

5.50%, 11/15/27	450	421

6.75%, 8/15/28 (1)	936	921

4.63%, 1/15/29	100	87

4.88%, 5/1/29	1,150	1,010

6.88%, 12/15/30 (1)	329	323

Triumph Group, Inc.,

7.75%, 8/15/25	50	48

9.00%, 3/15/28 (1)	293	290

		5,199

Apparel & Textile Products – 0.2%

Crocs, Inc.,

4.25%, 3/15/29 (1)	25	21

4.13%, 8/15/31 (1)	122	94

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Apparel & Textile Products – 0.2% continued

Hanesbrands, Inc.,

4.88%, 5/15/26 (1)	$45	$41

9.00%, 2/15/31 (1)	59	56

Kontoor Brands, Inc.,

4.13%, 11/15/29 (1)	25	21

Levi Strauss & Co.,

3.50%, 3/1/31 (1)	131	104

		337

Asset Management – 1.7%

AG Issuer LLC,

6.25%, 3/1/28 (1)	75	70

AG TTMT Escrow Issuer LLC,

8.63%, 9/30/27 (1)	25	25

Ares Capital Corp.,

7.00%, 1/15/27	35	35

Blue Owl Capital Corp.,

3.75%, 7/22/25	85	80

Blue Owl Credit Income Corp.,

7.75%, 9/16/27	116	115

Compass Group Diversified Holdings LLC,

5.25%, 4/15/29 (1)	96	84

5.00%, 1/15/32 (1)	25	20

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

4.75%, 9/15/24	75	72

6.25%, 5/15/26	213	198

5.25%, 5/15/27	350	308

4.38%, 2/1/29	74	59

NFP Corp.,

4.88%, 8/15/28 (1)	247	217

6.88%, 8/15/28 (1)	2,147	1,839

7.50%, 10/1/30 (1)	25	24

8.50%, 10/1/31 (1)	343	344

		3,490

Automotive – 3.2%

Adient Global Holdings Ltd.,

8.25%, 4/15/31 (1)	25	25

Clarios Global L.P.,

6.75%, 5/15/25 (1)	107	106

Clarios Global L.P./Clarios U.S. Finance Co.,

6.25%, 5/15/26 (1)	153	150

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	242	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Automotive – 3.2% continued

8.50%, 5/15/27 (1)	$609	$607

6.75%, 5/15/28 (1)	201	196

Dana, Inc.,

4.50%, 2/15/32	25	19

Dealer Tire LLC/DT Issuer LLC,

8.00%, 2/1/28 (1)	25	23

Dornoch Debt Merger Sub, Inc.,

6.63%, 10/15/29 (1)	1,315	1,087

Ford Motor Co.,

9.63%, 4/22/30	270	308

7.45%, 7/16/31	800	830

3.25%, 2/12/32	216	166

6.10%, 8/19/32	171	161

4.75%, 1/15/43	100	73

5.29%, 12/8/46	300	228

Ford Motor Credit Co. LLC,

4.39%, 1/8/26	195	184

6.80%, 5/12/28	408	408

5.11%, 5/3/29	525	481

7.35%, 3/6/30	200	203

4.00%, 11/13/30	200	167

3.63%, 6/17/31	200	162

Goodyear Tire & Rubber (The) Co.,

9.50%, 5/31/25	122	124

7.00%, 3/15/28	25	25

5.00%, 7/15/29	107	92

5.25%, 4/30/31	25	21

5.25%, 7/15/31 (1)	100	83

5.63%, 4/30/33	50	41

PM General Purchaser LLC,

9.50%, 10/1/28 (1)	50	47

Real Hero Merger Sub 2, Inc.,

6.25%, 2/1/29 (1)	800	618

Wheel Pros, Inc.,

6.50%, 5/15/29 (1)	25	8

		6,643

Banking – 0.3%

Bank of America Corp.,

(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 3/15/28 (6) (7)	75	68

Citigroup, Inc.,

(Variable, CME Term SOFR 3M + 4.33%), 9.70%, 10/30/23 (6) (8)	25	25

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Banking – 0.3% continued

(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (6) (7)	$75	$68

JPMorgan Chase & Co.,

(Variable, CME Term SOFR 3M + 3.56%), 8.93%, 11/1/23 (6) (8)	50	50

(Variable, CME Term SOFR 3M + 3.59%), 6.13%, 4/30/24 (6) (7)	50	50

(Variable, CME Term SOFR 3M + 3.59%), 6.10%, 10/1/24 (6) (7)	50	49

(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 2/1/25 (6) (7)	25	23

PNC Financial Services Group (The), Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (6) (7)	125	107

Wells Fargo & Co.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.61%), 7.63%, 9/15/28 (6) (7)	111	112

		552

Beverages – 0.0%

Triton Water Holdings, Inc.,

6.25%, 4/1/29(1)	50	41

Biotechnology & Pharmaceuticals – 0.4%

Bausch Health Americas, Inc.,

8.50%, 1/31/27 (1)	175	89

Bausch Health Cos., Inc.,

5.50%, 11/1/25 (1)	50	44

9.00%, 12/15/25 (1)	75	68

6.13%, 2/1/27 (1)	50	31

7.00%, 1/15/28 (1)	25	11

5.00%, 1/30/28 (1)	75	31

7.25%, 5/30/29 (1)	50	20

5.25%, 1/30/30 (1)	75	28

5.25%, 2/15/31 (1)	50	19

Endo Dac/Endo Finance LLC/Endo Finco, Inc.,

9.50%, 7/31/27 (1) (9)	125	9

6.00%, 6/30/28 (1) (9)	16	1

Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,

6.13%, 4/1/29 (1) (10)	50	35

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	243	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Biotechnology & Pharmaceuticals – 0.4% continued

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,

10.00%, 4/15/25 (1) (9)	$50	$40

10.00%, 6/15/29 (1) (9)	43	3

Organon & Co./Organon Foreign Debt Co-Issuer B.V.,

5.13%, 4/30/31 (1)	385	309

P&L Development LLC/PLD Finance Corp.,

7.75%, 11/15/25 (1)	50	36

Par Pharmaceutical, Inc.,

7.50%, 4/1/27 (1) (10)	111	79

Prestige Brands, Inc.,

5.13%, 1/15/28 (1)	25	23

3.75%, 4/1/31 (1)	25	20

		896

Cable & Satellite – 3.0%

Cable One, Inc.,

4.00%, 11/15/30 (1)	90	69

CCO Holdings LLC/CCO Holdings Capital Corp.,

5.00%, 2/1/28 (1)	50	45

6.38%, 9/1/29 (1)	355	331

4.75%, 3/1/30 (1)	351	295

4.50%, 8/15/30 (1)	174	143

4.25%, 2/1/31 (1)	402	320

7.38%, 3/1/31 (1)	386	373

4.75%, 2/1/32 (1)	450	360

4.50%, 5/1/32	175	137

4.50%, 6/1/33 (1)	300	230

4.25%, 1/15/34 (1)	259	191

CSC Holdings LLC,

5.25%, 6/1/24	150	143

11.25%, 5/15/28 (1)	400	398

5.75%, 1/15/30 (1)	275	154

4.13%, 12/1/30 (1)	305	216

4.50%, 11/15/31 (1)	200	142

Directv Financing LLC/Directv Financing Co-Obligor, Inc.,

5.88%, 8/15/27 (1)	291	257

DISH DBS Corp.,

5.88%, 11/15/24	200	186

7.75%, 7/1/26	25	19

5.25%, 12/1/26 (1)	254	216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Cable & Satellite – 3.0% continued

7.38%, 7/1/28	$100	$63

5.75%, 12/1/28 (1)	25	19

5.13%, 6/1/29	256	142

DISH Network Corp.,

11.75%, 11/15/27 (1)	408	411

GCI LLC,

4.75%, 10/15/28 (1)	72	62

Midcontinent Communications/Midcontinent Finance Corp.,

5.38%, 8/15/27 (1)	50	46

Radiate Holdco LLC/Radiate Finance, Inc.,

4.50%, 9/15/26 (1)	40	30

6.50%, 9/15/28 (1)	648	340

Sirius XM Radio, Inc.,

3.13%, 9/1/26 (1)	280	250

5.00%, 8/1/27 (1)	292	267

4.00%, 7/15/28 (1)	150	128

3.88%, 9/1/31 (1)	200	151

		6,134

Chemicals – 1.4%

Avient Corp.,

5.75%, 5/15/25 (1)	50	49

7.13%, 8/1/30 (1)	125	123

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.,

4.75%, 6/15/27 (1)	150	139

Celanese U.S. Holdings LLC,

6.35%, 11/15/28	40	39

6.70%, 11/15/33	54	53

Celanese US Holdings LLC,

6.55%, 11/15/30	37	36

Chemours (The) Co.,

5.38%, 5/15/27	25	23

5.75%, 11/15/28 (1)	111	96

4.63%, 11/15/29 (1)	93	75

Cornerstone Chemical Co.,

10.25%, (100% Cash), 9/1/27 (1) (4) (9)	25	21

Element Solutions, Inc.,

3.88%, 9/1/28 (1)	356	307

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	244	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Chemicals – 1.4% continued

HB Fuller Co.,

4.25%, 10/15/28	$58	$51

Herens Holdco S.a.r.l.,

4.75%, 5/15/28 (1)	200	155

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,

9.00%, 7/1/28 (1)	153	145

Innophos Holdings, Inc.,

9.38%, 2/15/28 (1)	75	72

Iris Holdings, Inc.,

8.75%, (100% Cash), 2/15/26 (1) (4)	25	22

LSB Industries, Inc.,

6.25%, 10/15/28 (1)	25	23

Minerals Technologies, Inc.,

5.00%, 7/1/28 (1)	112	103

Olin Corp.,

5.63%, 8/1/29	125	118

Olympus Water U.S. Holding Corp.,

9.75%, 11/15/28 (1)	200	200

6.25%, 10/1/29 (1)	200	155

Polar U.S. Borrower LLC/Schenectady International Group, Inc.,

6.75%, 5/15/26 (1)	75	37

SCIH Salt Holdings, Inc.,

4.88%, 5/1/28 (1)	50	44

6.63%, 5/1/29 (1)	100	86

SK Invictus Intermediate II S.a.r.l.,

5.00%, 10/30/29 (1)	129	103

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,

5.38%, 9/1/25 (1)	29	27

5.13%, 4/1/29 (1)	100	52

Tronox, Inc.,

4.63%, 3/15/29 (1)	100	81

Windsor Holdings III LLC,

8.50%, 6/15/30 (1)	50	49

WR Grace Holdings LLC,

4.88%, 6/15/27 (1)	75	69

5.63%, 8/15/29 (1)	363	294

7.38%, 3/1/31 (1)	70	68

		2,915

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Commercial Support Services – 1.8%

ADT Security (The) Corp.,

4.13%, 8/1/29 (1)	$91	$77

4.88%, 7/15/32 (1)	116	97

Allied Universal Holdco LLC/Allied Universal Finance Corp.,

6.63%, 7/15/26 (1)	290	275

9.75%, 7/15/27 (1)	263	235

6.00%, 6/1/29 (1)	325	242

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,

4.63%, 6/1/28 (1)	340	282

4.63%, 6/1/28 (1)	185	154

AMN Healthcare, Inc.,

4.63%, 10/1/27 (1)	50	45

4.00%, 4/15/29 (1)	297	252

APX Group, Inc.,

6.75%, 2/15/27 (1)	51	49

5.75%, 7/15/29 (1)	124	104

Aramark Services, Inc.,

5.00%, 4/1/25 (1)	140	138

6.38%, 5/1/25 (1)	75	76

5.00%, 2/1/28 (1)	162	150

ASGN, Inc.,

4.63%, 5/15/28 (1)	100	89

Clean Harbors, Inc.,

6.38%, 2/1/31 (1)	82	80

Covanta Holding Corp.,

5.00%, 9/1/30	50	40

Korn Ferry,

4.63%, 12/15/27 (1)	73	67

Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,

5.00%, 2/1/26 (1)	115	113

Prime Security Services Borrower LLC/Prime Finance, Inc.,

5.25%, 4/15/24 (1)	21	21

5.75%, 4/15/26 (1)	64	62

6.25%, 1/15/28 (1)	224	207

Sotheby’s,

7.38%, 10/15/27 (1)	200	184

Sotheby’s/Bidfair Holdings, Inc.,

5.88%, 6/1/29 (1)	200	161

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	245	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Commercial Support Services – 1.8% continued

TKC Holdings, Inc.,

10.50%, 5/15/29 (1)	$25	$21

WASH Multifamily Acquisition, Inc.,

5.75%, 4/15/26 (1)	100	93

Waste Pro U.S.A., Inc.,

5.50%, 2/15/26 (1)	289	270

Williams Scotsman, Inc.,

7.38%, 10/1/31 (1)	80	80

		3,664

Construction Materials – 1.3%

Advanced Drainage Systems, Inc.,

5.00%, 9/30/27 (1)	131	122

6.38%, 6/15/30 (1)	133	128

AmeriTex HoldCo Intermediate LLC,

10.25%, 10/15/28 (1)	265	262

Knife River Corp.,

7.75%, 5/1/31 (1)	25	25

New Enterprise Stone & Lime Co., Inc.,

5.25%, 7/15/28 (1)	94	84

9.75%, 7/15/28 (1)	116	115

Oscar AcquisitionCo LLC/Oscar Finance, Inc.,

9.50%, 4/15/30 (1)	1,290	1,190

Smyrna Ready Mix Concrete LLC,

6.00%, 11/1/28 (1)	268	248

Standard Industries, Inc.,

5.00%, 2/15/27 (1)	161	149

4.75%, 1/15/28 (1)	32	29

4.38%, 7/15/30 (1)	196	162

3.38%, 1/15/31 (1)	9	7

Summit Materials LLC/Summit Materials Finance Corp.,

5.25%, 1/15/29 (1)	50	45

		2,566

Consumer Services – 0.1%

Adtalem Global Education, Inc.,

5.50%, 3/1/28 (1)	40	37

Carriage Services, Inc.,

4.25%, 5/15/29 (1)	25	21

Graham Holdings Co.,

5.75%, 6/1/26 (1)	25	24

PROG Holdings, Inc.,

6.00%, 11/15/29 (1)	25	22

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Consumer Services – 0.1% continued

Service Corp. International,

3.38%, 8/15/30	$25	$20

4.00%, 5/15/31	169	139

		263

Containers & Packaging – 2.5%

Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,

6.00%, 6/15/27 (1)	220	211

3.25%, 9/1/28 (1)	430	359

4.00%, 9/1/29 (1)	348	272

Ardagh Packaging Finance

PLC/Ardagh Holdings U.S.A., Inc.,

2.13%, 8/15/26 [EUR](11)	100	94

5.25%, 8/15/27 (1)	200	167

Ball Corp.,

6.88%, 3/15/28	75	76

6.00%, 6/15/29	99	96

3.13%, 9/15/31	136	107

Berry Global, Inc.,

4.88%, 7/15/26 (1)	50	48

5.63%, 7/15/27 (1)	25	24

Clydesdale Acquisition Holdings, Inc.,

6.63%, 4/15/29 (1)	161	150

8.75%, 4/15/30 (1)	148	127

Crown Americas LLC,

5.25%, 4/1/30	50	46

Crown Americas LLC/Crown Americas Capital Corp. VI,

4.75%, 2/1/26	77	74

Graphic Packaging International LLC,

3.50%, 3/15/28 (1)	45	40

LABL, Inc.,

6.75%, 7/15/26 (1)	680	659

10.50%, 7/15/27 (1)	50	47

5.88%, 11/1/28 (1)	96	86

9.50%, 11/1/28 (1)	120	123

8.25%, 11/1/29 (1)	25	20

Mauser Packaging Solutions Holding Co.,

7.88%, 8/15/26 (1)	760	733

9.25%, 4/15/27 (1)	47	41

OI European Group B.V.,

4.75%, 2/15/30 (1)	125	109

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	246	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Containers & Packaging – 2.5% continued

Owens-Brockway Glass Container, Inc.,

6.63%, 5/13/27 (1)	$179	$175

7.25%, 5/15/31 (1)	84	82

Sealed Air Corp.,

4.00%, 12/1/27 (1)	100	89

5.00%, 4/15/29 (1)	65	58

6.88%, 7/15/33 (1)	25	24

Sealed Air Corp./Sealed Air Corp. U.S.,

6.13%, 2/1/28 (1)	74	72

Silgan Holdings, Inc.,

4.13%, 2/1/28	25	22

Trident TPI Holdings, Inc.,

12.75%, 12/31/28 (1)	742	775

TriMas Corp.,

4.13%, 4/15/29 (1)	50	43

		5,049

Electric Utilities – 1.0%

Alexander Funding Trust II,

7.47%, 7/31/28 (1)	100	100

Calpine Corp.,

4.50%, 2/15/28 (1)	30	27

5.13%, 3/15/28	189	168

4.63%, 2/1/29 (1)	25	21

5.00%, 2/1/31 (1)	100	81

Clearway Energy Operating LLC,

4.75%, 3/15/28 (1)	25	22

3.75%, 2/15/31 (1)	6	5

3.75%, 1/15/32 (1)	132	103

Edison International,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (6) (7)	149	131

Leeward Renewable Energy Operations LLC,

4.25%, 7/1/29 (1)	25	20

NextEra Energy Operating Partners L.P.,

3.88%, 10/15/26 (1)	80	72

NRG Energy, Inc.,

6.63%, 1/15/27	16	16

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (6) (7)	162	159

3.38%, 2/15/29 (1)	25	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Electric Utilities – 1.0% continued

3.88%, 2/15/32 (1)	$50	$37

7.00%, 3/15/33 (1)	100	97

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,

4.50%, 8/15/28 (1)	71	62

PG&E Corp.,

5.00%, 7/1/28	100	91

Talen Energy Supply LLC,

8.63%, 6/1/30 (1)	84	86

TerraForm Power Operating LLC,

5.00%, 1/31/28 (1)	50	45

4.75%, 1/15/30 (1)	50	43

Vistra Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (6) (7)	204	186

Vistra Operations Co. LLC,

5.50%, 9/1/26 (1)	50	48

5.00%, 7/31/27 (1)	50	46

4.38%, 5/1/29 (1)	75	64

7.75%, 10/15/31 (1)	157	155

6.95%, 10/15/33 (1)	55	54

		1,959

Electrical Equipment – 0.7%

BWX Technologies, Inc.,

4.13%, 6/30/28 (1)	105	93

4.13%, 4/15/29 (1)	25	22

Emerald Debt Merger Sub LLC,

6.63%, 12/15/30 (1)	656	632

Sensata Technologies B.V.,

5.63%, 11/1/24 (1)	49	48

5.00%, 10/1/25 (1)	25	24

4.00%, 4/15/29 (1)	310	267

5.88%, 9/1/30 (1)	145	135

Sensata Technologies, Inc.,

4.38%, 2/15/30 (1)	14	12

Vertiv Group Corp.,

4.13%, 11/15/28 (1)	141	124

WESCO Distribution, Inc.,

7.25%, 6/15/28 (1)	97	97

		1,454

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	247	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Engineering & Construction – 0.4%

Arcosa, Inc.,

4.38%, 4/15/29 (1)	$117	$102

Brand Industrial Services, Inc.,

10.38%, 8/1/30 (1)	348	349

Dycom Industries, Inc.,

4.50%, 4/15/29 (1)	74	64

IEA Energy Services LLC,

6.63%, 8/15/29 (1)	220	216

Installed Building Products, Inc.,

5.75%, 2/1/28 (1)	25	23

TopBuild Corp.,

4.13%, 2/15/32 (1)	25	20

		774

Entertainment Content – 1.1%

Allen Media LLC/Allen Media Co-Issuer, Inc.,

10.50%, 2/15/28 (1)	50	29

AMC Networks, Inc.,

4.75%, 8/1/25	25	23

4.25%, 2/15/29	125	77

Diamond Sports Group LLC/Diamond Sports Finance Co.,

5.38%, 8/15/26 (1) (9)	75	1

Lions Gate Capital Holdings LLC,

5.50%, 4/15/29 (1)	66	43

Playtika Holding Corp.,

4.25%, 3/15/29 (1)	121	101

Sterling Entertainment Group LLC,

10.25%, 1/15/24 (2) (3)	1,110	1,068

TEGNA, Inc.,

4.63%, 3/15/28	75	65

5.00%, 9/15/29	50	42

Univision Communications, Inc.,

6.63%, 6/1/27 (1)	200	186

8.00%, 8/15/28 (1)	111	108

4.50%, 5/1/29	175	142

7.38%, 6/30/30 (1)	196	179

Warnermedia Holdings, Inc.,

5.14%, 3/15/52	138	103

5.39%, 3/15/62	88	65

WMG Acquisition Corp.,

3.00%, 2/15/31 (1)	25	20

		2,252

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Food – 1.4%

B&G Foods, Inc.,

5.25%, 4/1/25	$690	$677

8.00%, 9/15/28	79	79

BellRing Brands, Inc.,

7.00%, 3/15/30 (1)	100	98

Chobani LLC/Chobani Finance Corp., Inc.,

7.50%, 4/15/25 (1)	339	336

4.63%, 11/15/28 (1)	206	182

Darling Ingredients, Inc.,

5.25%, 4/15/27 (1)	50	48

6.00%, 6/15/30 (1)	227	215

Herbalife Nutrition Ltd./HLF Financing, Inc.,

7.88%, 9/1/25 (1)	75	71

HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,

4.88%, 6/1/29 (1)	25	18

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

5.50%, 1/15/30	50	47

Lamb Weston Holdings, Inc.,

4.88%, 5/15/28 (1)	126	116

4.13%, 1/31/30 (1)	50	43

4.38%, 1/31/32 (1)	150	126

Nathan’s Famous, Inc.,

6.63%, 11/1/25 (1)	26	26

Pilgrim’s Pride Corp.,

6.25%, 7/1/33	25	23

Post Holdings, Inc.,

5.63%, 1/15/28 (1)	25	24

5.50%, 12/15/29 (1)	175	159

4.63%, 4/15/30 (1)	50	43

4.50%, 9/15/31 (1)	33	27

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,

4.63%, 3/1/29 (1)	715	586

		2,944

Forestry, Paper & Wood Products – 0.0%

Domtar Corp.,

6.75%, 10/1/28 (1)	42	35

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	248	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Forestry, Paper & Wood Products – 0.0% continued

Glatfelter Corp.,

4.75%, 11/15/29 (1)	$25	$16

		51

Gas & Water Utilities – 0.2%

AmeriGas Partners L.P./AmeriGas Finance Corp.,

5.50%, 5/20/25	75	73

5.75%, 5/20/27	50	47

9.38%, 6/1/28 (1)	72	73

Ferrellgas L.P./Ferrellgas Finance Corp.,

5.38%, 4/1/26 (1)	150	140

5.88%, 4/1/29 (1)	100	90

Suburban Propane Partners L.P./Suburban Energy Finance Corp.,

5.00%, 6/1/31 (1)	25	21

		444

Health Care Facilities & Services – 5.1%

Acadia Healthcare Co., Inc.,

5.50%, 7/1/28 (1)	126	117

5.00%, 4/15/29 (1)	50	45

AdaptHealth LLC,

6.13%, 8/1/28 (1)	43	37

AHP Health Partners, Inc.,

5.75%, 7/15/29 (1)	133	112

Air Methods Corp.,

8.00%, 5/15/25 (1) (12)	50	—

Cano Health LLC,

6.25%, 10/1/28 (1)	720	319

Catalent Pharma Solutions, Inc.,

5.00%, 7/15/27 (1)	20	18

3.13%, 2/15/29 (1)	128	105

3.50%, 4/1/30 (1)	35	29

Centene Corp.,

3.00%, 10/15/30	200	161

Charles River Laboratories International, Inc.,

4.25%, 5/1/28 (1)	87	78

3.75%, 3/15/29 (1)	50	43

4.00%, 3/15/31 (1)	25	21

CHS/Community Health Systems, Inc.,

8.00%, 3/15/26 (1)	200	191

5.63%, 3/15/27 (1)	291	250

8.00%, 12/15/27 (1)	121	113

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Health Care Facilities & Services – 5.1% continued

6.00%, 1/15/29 (1)	$120	$97

6.88%, 4/15/29 (1)	75	40

6.13%, 4/1/30 (1)	125	64

5.25%, 5/15/30 (1)	240	182

4.75%, 2/15/31 (1)	186	132

DaVita, Inc.,

4.63%, 6/1/30 (1)	275	226

3.75%, 2/15/31 (1)	25	19

Encompass Health Corp.,

4.50%, 2/1/28	165	150

4.75%, 2/1/30	75	66

Fortrea Holdings, Inc.,

7.50%, 7/1/30 (1)	149	145

HCA, Inc.,

5.88%, 2/15/26	150	149

HealthEquity, Inc.,

4.50%, 10/1/29 (1)	147	127

IQVIA, Inc.,

5.00%, 5/15/27 (1)	215	203

Legacy LifePoint Health LLC,

4.38%, 2/15/27 (1)	48	41

LifePoint Health, Inc.,

5.38%, 1/15/29 (1)	25	18

9.88%, 8/15/30 (1)	115	111

10/15/30 (1) (13)	148	148

ModivCare Escrow Issuer, Inc.,

5.00%, 10/1/29 (1)	50	36

ModivCare, Inc.,

5.88%, 11/15/25 (1)	74	70

Molina Healthcare, Inc.,

4.38%, 6/15/28 (1)	99	89

3.88%, 11/15/30 (1)	75	62

3.88%, 5/15/32 (1)	210	168

Option Care Health, Inc.,

4.38%, 10/31/29 (1)	1,593	1,376

Owens & Minor, Inc.,

4.50%, 3/31/29 (1)	75	62

6.63%, 4/1/30 (1)	50	44

Prime Healthcare Services, Inc.,

7.25%, 11/1/25 (1)	87	80

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,

9.75%, 12/1/26 (1)	22	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	249	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Health Care Facilities & Services – 5.1% continued

RP Escrow Issuer LLC,

5.25%, 12/15/25 (1)	$50	$36

Select Medical Corp.,

6.25%, 8/15/26 (1)	75	73

Star Parent, Inc.,

9.00%, 10/1/30	251	254

Surgery Center Holdings, Inc.,

6.75%, 7/1/25 (1)	990	983

10.00%, 4/15/27 (1)	426	431

Tenet Healthcare Corp.,

4.88%, 1/1/26	230	220

6.25%, 2/1/27	175	169

5.13%, 11/1/27	629	585

6.13%, 10/1/28	1,617	1,518

4.25%, 6/1/29	50	43

4.38%, 1/15/30	25	22

6.13%, 6/15/30	218	204

6.75%, 5/15/31 (1)	431	416

6.88%, 11/15/31	25	24

		10,543

Home & Office Products – 0.5%

CD&R Smokey Buyer, Inc.,

6.75%, 7/15/25 (1)	505	487

Newell Brands, Inc.,

5.20%, 4/1/26	200	188

6.38%, 9/15/27	25	24

6.63%, 9/15/29	50	48

6.38%, 4/1/36	50	41

6.50%, 4/1/46	25	18

Scotts Miracle-Gro (The) Co.,

4.00%, 4/1/31	50	38

4.38%, 2/1/32	25	19

SWF Escrow Issuer Corp.,

6.50%, 10/1/29 (1)	83	53

Tempur Sealy International, Inc.,

4.00%, 4/15/29 (1)	143	119

3.88%, 10/15/31 (1)	50	39

		1,074

Home Construction – 0.7%

Adams Homes, Inc.,

7.50%, 2/15/25 (1)	50	49

10/15/28 (1) (13)	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Home Construction – 0.7% continued

Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,

6.63%, 1/15/28 (1)	$50	$47

4.63%, 8/1/29 (1)	50	42

4.63%, 4/1/30 (1)	50	41

Beazer Homes U.S.A., Inc.,

7.25%, 10/15/29	50	47

Camelot Return Merger Sub, Inc.,

8.75%, 8/1/28 (1)	39	38

Century Communities, Inc.,

3.88%, 8/15/29 (1)	25	21

Cornerstone Building Brands, Inc.,

6.13%, 1/15/29 (1)	25	19

Dream Finders Homes, Inc.,

8.25%, 8/15/28 (1)	79	79

Forestar Group, Inc.,

3.85%, 5/15/26 (1)	25	23

5.00%, 3/1/28 (1)	50	45

Griffon Corp.,

5.75%, 3/1/28	100	91

JELD-WEN, Inc.,

4.63%, 12/15/25 (1)	56	54

KB Home,

7.25%, 7/15/30	150	147

4.00%, 6/15/31	25	20

LGI Homes, Inc.,

4.00%, 7/15/29 (1)	25	20

Masonite International Corp.,

5.38%, 2/1/28 (1)	75	70

Meritage Homes Corp.,

6.00%, 6/1/25	47	46

3.88%, 4/15/29 (1)	75	64

MIWD Holdco II LLC/MIWD Finance Corp.,

5.50%, 2/1/30 (1)	25	21

PGT Innovations, Inc.,

4.38%, 10/1/29 (1)	50	46

Shea Homes L.P./Shea Homes Funding Corp.,

4.75%, 2/15/28	50	45

4.75%, 4/1/29	25	22

STL Holding Co. LLC,

7.50%, 2/15/26 (1)	50	46

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	250	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Home Construction – 0.7% continued

Taylor Morrison Communities, Inc.,

5.88%, 6/15/27 (1)	$85	$81

5.75%, 1/15/28 (1)	25	23

Toll Brothers Finance Corp.,

4.88%, 3/15/27	25	24

Tri Pointe Homes, Inc.,

5.25%, 6/1/27	110	103

Weekley Homes LLC/Weekley Finance Corp.,

4.88%, 9/15/28 (1)	50	43

		1,467

Household Products – 0.2%

Central Garden & Pet Co.,

4.13%, 10/15/30	25	21

4.13%, 4/30/31 (1)	124	101

Coty, Inc.,

5.00%, 4/15/26 (1)	25	24

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,

6.63%, 7/15/30 (1)	115	112

Edgewell Personal Care Co.,

5.50%, 6/1/28 (1)	75	69

4.13%, 4/1/29 (1)	50	42

Energizer Holdings, Inc.,

6.50%, 12/31/27 (1)	25	24

Spectrum Brands, Inc.,

5.50%, 7/15/30 (1)	25	23

3.88%, 3/15/31 (1)	105	85

		501

Industrial Intermediate Products – 1.8%

Chart Industries, Inc.,

7.50%, 1/1/30 (1)	1,008	1,014

9.50%, 1/1/31 (1)	793	843

EnPro Industries, Inc.,

5.75%, 10/15/26	82	79

FXI Holdings, Inc.,

12.25%, 11/15/26 (1)	123	112

12.25%, 11/15/26 (1)	70	64

Gates Global LLC/Gates Corp.,

6.25%, 1/15/26 (1)	93	91

New Star Metals, Inc.,

8.00%, 1/9/24 (2) (3)	1,383	1,376

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Industrial Intermediate Products – 1.8% continued

Park-Ohio Industries, Inc.,

6.63%, 4/15/27	$75	$65

Roller Bearing Co. of America, Inc.,

4.38%, 10/15/29 (1)	25	21

		3,665

Industrial Support Services – 0.8%

Alta Equipment Group, Inc.,

5.63%, 4/15/26 (1)	50	46

APi Group DE, Inc.,

4.13%, 7/15/29 (1)	110	93

4.75%, 10/15/29 (1)	84	74

BCPE Empire Holdings, Inc.,

7.63%, 5/1/27 (1)	208	198

Herc Holdings, Inc.,

5.50%, 7/15/27 (1)	165	156

NESCO Holdings II, Inc.,

5.50%, 4/15/29 (1)	138	121

PECF USS Intermediate Holding III Corp.,

8.00%, 11/15/29 (1)	75	41

Resideo Funding, Inc.,

4.00%, 9/1/29 (1)	84	69

United Rentals North America, Inc.,

4.88%, 1/15/28	25	23

6.00%, 12/15/29 (1)	491	478

5.25%, 1/15/30	75	69

4.00%, 7/15/30	100	85

3.88%, 2/15/31	100	83

3.75%, 1/15/32	50	40

Williams Scotsman International, Inc.,

6.13%, 6/15/25 (1)	19	19

4.63%, 8/15/28 (1)	44	39

		1,634

Institutional Financial Services – 0.1%

Coinbase Global, Inc.,

3.38%, 10/1/28 (1)	175	126

3.63%, 10/1/31 (1)	50	33

Goldman Sachs Group (The), Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (6) (7)	50	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	251	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Institutional Financial Services – 0.1% continued

Jane Street Group/JSG Finance, Inc.,

4.50%, 11/15/29 (1)	$100	$86

		291

Insurance – 2.9%

Acrisure LLC/Acrisure Finance, Inc.,

7.00%, 11/15/25 (1)	150	146

4.25%, 2/15/29 (1)	150	126

6.00%, 8/1/29 (1)	30	25

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,

4.25%, 10/15/27 (1)	311	278

6.75%, 10/15/27 (1)	457	425

6.75%, 4/15/28 (1)	153	148

5.88%, 11/1/29 (1)	336	291

AmWINS Group, Inc.,

4.88%, 6/30/29 (1)	110	96

AssuredPartners, Inc.,

7.00%, 8/15/25 (1)	865	855

5.63%, 1/15/29 (1)	25	22

GTCR AP Finance, Inc.,

8.00%, 5/15/27 (1)	937	921

HUB International Ltd.,

7.00%, 5/1/26 (1)	2,070	2,065

7.25%, 6/15/30 (1)	444	443

NMI Holdings, Inc.,

7.38%, 6/1/25 (1)	75	75

Ryan Specialty LLC,

4.38%, 2/1/30 (1)	120	104

		6,020

Internet Media & Services – 1.3%

ANGI Group LLC,

3.88%, 8/15/28 (1)	82	64

Arches Buyer, Inc.,

4.25%, 6/1/28 (1)	335	286

6.13%, 12/1/28 (1)	620	503

Go Daddy Operating Co. LLC/GD Finance Co., Inc.,

5.25%, 12/1/27 (1)	75	71

3.50%, 3/1/29 (1)	169	142

Match Group Holdings II LLC,

5.00%, 12/15/27 (1)	50	46

4.63%, 6/1/28 (1)	50	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Internet Media & Services – 1.3% continued

4.13%, 8/1/30 (1)	$50	$41

3.63%, 10/1/31 (1)	49	39

Millennium Escrow Corp.,

6.63%, 8/1/26 (1)	25	20

Newfold Digital Holdings Group, Inc.,

6.00%, 2/15/29 (1)	25	19

Uber Technologies, Inc.,

7.50%, 5/15/25 (1)	75	75

8.00%, 11/1/26 (1)	285	288

7.50%, 9/15/27 (1)	273	275

6.25%, 1/15/28 (1)	157	154

4.50%, 8/15/29 (1)	636	568

Ziff Davis, Inc.,

4.63%, 10/15/30 (1)	22	19

		2,655

Leisure Facilities & Services – 7.2%

Affinity Interactive,

6.88%, 12/15/27 (1)	100	85

AMC Entertainment Holdings, Inc.,

10.00%, 6/15/26 (1)	192	139

5.88%, 11/15/26	25	12

Boyd Gaming Corp.,

4.75%, 6/15/31 (1)	831	707

Boyne U.S.A., Inc.,

4.75%, 5/15/29 (1)	121	106

Caesars Entertainment, Inc.,

6.25%, 7/1/25 (1)	370	365

8.13%, 7/1/27 (1)	262	263

4.63%, 10/15/29 (1)	396	335

7.00%, 2/15/30 (1)	426	415

Caesars Resort Collection LLC/CRC Finco, Inc.,

5.75%, 7/1/25 (1)	115	115

Carnival Corp.,

7.63%, 3/1/26 (1)	435	423

5.75%, 3/1/27 (1)	734	664

9.88%, 8/1/27 (1)	82	86

6.65%, 1/15/28	50	45

4.00%, 8/1/28 (1)	90	78

6.00%, 5/1/29 (1)	540	461

7.00%, 8/15/29 (1)	67	66

10.50%, 6/1/30 (1)	175	180

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	252	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Leisure Facilities & Services – 7.2% continued

Carnival Holdings Bermuda Ltd.,

10.38%, 5/1/28 (1)	$584	$626

Carnival PLC,

7.88%, 6/1/27	125	127

Carrols Restaurant Group, Inc.,

5.88%, 7/1/29 (1)	75	63

CCM Merger, Inc.,

6.38%, 5/1/26 (1)	32	31

CDI Escrow Issuer, Inc.,

5.75%, 4/1/30 (1)	244	220

CEC Entertainment LLC,

6.75%, 5/1/26 (1)	25	24

Cedar Fair L.P.,

5.25%, 7/15/29	25	22

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,

5.50%, 5/1/25 (1)	58	57

6.50%, 10/1/28	125	118

Churchill Downs, Inc.,

5.50%, 4/1/27 (1)	212	202

4.75%, 1/15/28 (1)	52	47

6.75%, 5/1/31 (1)	106	100

Cinemark U.S.A., Inc.,

5.88%, 3/15/26 (1)	100	96

5.25%, 7/15/28 (1)	175	155

Everi Holdings, Inc.,

5.00%, 7/15/29 (1)	50	43

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,

4.63%, 1/15/29 (1)	17	14

6.75%, 1/15/30 (1)	95	77

Full House Resorts, Inc.,

8.25%, 2/15/28 (1)	125	109

Golden Entertainment, Inc.,

7.63%, 4/15/26 (1)	100	100

GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,

7.00%, 8/15/28 (1)	125	86

Hilton Domestic Operating Co., Inc.,

5.38%, 5/1/25 (1)	75	74

5.75%, 5/1/28 (1)	118	114

3.75%, 5/1/29 (1)	71	61

4.88%, 1/15/30	172	157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Leisure Facilities & Services – 7.2% continued

4.00%, 5/1/31 (1)	$325	$273

3.63%, 2/15/32 (1)	100	81

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,

5.00%, 6/1/29 (1)	150	130

4.88%, 7/1/31 (1)	100	82

IRB Holding Corp.,

7.00%, 6/15/25 (1)	25	25

Jacobs Entertainment, Inc.,

6.75%, 2/15/29 (1)	125	111

Life Time, Inc.,

5.75%, 1/15/26 (1)	334	324

8.00%, 4/15/26 (1)	307	302

Light & Wonder International, Inc.,

7.00%, 5/15/28 (1)	231	227

7.50%, 9/1/31 (1)	49	48

Lindblad Expeditions Holdings, Inc.,

9.00%, 5/15/28 (1)	62	62

Lindblad Expeditions LLC,

6.75%, 2/15/27 (1)	105	98

Live Nation Entertainment, Inc.,

4.88%, 11/1/24 (1)	65	64

5.63%, 3/15/26 (1)	104	100

6.50%, 5/15/27 (1)	414	408

4.75%, 10/15/27 (1)	178	163

3.75%, 1/15/28 (1)	75	66

MGM Resorts International,

6.75%, 5/1/25	25	25

5.75%, 6/15/25	50	49

5.50%, 4/15/27	83	77

4.75%, 10/15/28	50	44

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,

4.88%, 5/1/29 (1)	98	83

Mohegan Tribal Gaming Authority,

7.88%, 10/15/24 (1)	50	49

8.00%, 2/1/26 (1)	75	69

NCL Corp. Ltd.,

5.88%, 3/15/26 (1)	404	373

8.38%, 2/1/28 (1)	50	51

NCL Finance Ltd.,

6.13%, 3/15/28 (1)	107	94

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	253	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Leisure Facilities & Services – 7.2% continued

Penn Entertainment, Inc.,

4.13%, 7/1/29 (1)	$125	$102

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,

5.63%, 9/1/29 (1)	75	58

5.88%, 9/1/31 (1)	130	96

Raptor Acquisition Corp./Raptor Co-Issuer LLC,

4.88%, 11/1/26 (1)	102	95

Royal Caribbean Cruises Ltd.,

4.25%, 7/1/26 (1)	155	142

5.50%, 8/31/26 (1)	87	82

5.38%, 7/15/27 (1)	125	116

11.63%, 8/15/27 (1)	136	148

7.50%, 10/15/27	75	75

3.70%, 3/15/28	75	63

5.50%, 4/1/28 (1)	242	222

8.25%, 1/15/29 (1)	76	79

9.25%, 1/15/29 (1)	227	240

7.25%, 1/15/30 (1)	105	104

Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,

6.63%, 3/1/30 (1)	116	100

SeaWorld Parks & Entertainment, Inc.,

5.25%, 8/15/29 (1)	175	154

Six Flags Entertainment Corp.,

5.50%, 4/15/27 (1)	25	23

7.25%, 5/15/31 (1)	174	163

Six Flags Theme Parks, Inc.,

7.00%, 7/1/25 (1)	44	44

Sizzling Platter LLC/Sizzling Platter Finance Corp.,

8.50%, 11/28/25 (1)	150	150

Station Casinos LLC,

4.50%, 2/15/28 (1)	25	22

4.63%, 12/1/31 (1)	121	97

Travel + Leisure Co.,

6.63%, 7/31/26 (1)	75	73

4.63%, 3/1/30 (1)	50	42

Viking Cruises Ltd.,

6.25%, 5/15/25 (1)	75	73

5.88%, 9/15/27 (1)	240	219

7.00%, 2/15/29 (1)	38	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Leisure Facilities & Services – 7.2% continued

9.13%, 7/15/31 (1)	$340	$340

Viking Ocean Cruises Ship VII Ltd.,

5.63%, 2/15/29 (1)	101	91

VOC Escrow Ltd.,

5.00%, 2/15/28 (1)	100	91

Wyndham Hotels & Resorts, Inc.,

4.38%, 8/15/28 (1)	54	49

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,

5.50%, 3/1/25 (1)	74	73

5.25%, 5/15/27 (1)	50	47

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,

5.13%, 10/1/29 (1)	293	256

7.13%, 2/15/31 (1)	92	87

Yum! Brands, Inc.,

4.75%, 1/15/30 (1)	25	22

4.63%, 1/31/32	50	43

5.38%, 4/1/32	100	91

		14,753

Leisure Products – 0.2%

Acushnet Co.,

7.38%, 10/15/28 (1)	47	47

MajorDrive Holdings IV LLC,

6.38%, 6/1/29 (1)	75	62

Mattel, Inc.,

3.38%, 4/1/26 (1)	25	23

5.88%, 12/15/27 (1)	25	24

5.45%, 11/1/41	155	128

Thor Industries, Inc.,

4.00%, 10/15/29 (1)	75	62

Winnebago Industries, Inc.,

6.25%, 7/15/28 (1)	75	72

		418

Machinery – 0.8%

Amsted Industries, Inc.,

5.63%, 7/1/27 (1)	83	78

GrafTech Finance, Inc.,

4.63%, 12/15/28 (1)	14	11

GrafTech Global Enterprises, Inc.,

9.88%, 12/15/28 (1)	122	116

Madison IAQ LLC,

5.88%, 6/30/29 (1)	875	705

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	254	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Machinery – 0.8% continued

Regal Rexnord Corp.,

6.05%, 2/15/26 (1)	$25	$25

6.05%, 4/15/28 (1)	272	264

6.30%, 2/15/30 (1)	25	24

6.40%, 4/15/33 (1)	77	74

Terex Corp.,

5.00%, 5/15/29 (1)	170	152

Werner FinCo L.P./Werner FinCo, Inc.,

11.50%, 6/15/28 (1)	25	26

14.50%, 10/15/28 (1) (4)	75	61

		1,536

Medical Equipment & Devices – 0.8%

Avantor Funding, Inc.,

4.63%, 7/15/28 (1)	139	127

3.88%, 11/1/29 (1)	386	330

Bausch & Lomb Escrow Corp.,

8.38%, 10/1/28 (1)	411	412

Garden Spinco Corp.,

8.63%, 7/20/30 (1)	75	78

Medline Borrower L.P.,

3.88%, 4/1/29 (1)	315	266

5.25%, 10/1/29 (1)	493	426

Teleflex, Inc.,

4.25%, 6/1/28 (1)	43	39

		1,678

Metals & Mining – 1.6%

Arsenal AIC Parent LLC,

8.00%, 10/1/30 (1)	110	109

Century Aluminum Co.,

7.50%, 4/1/28 (1)	1,940	1,838

Coeur Mining, Inc.,

5.13%, 2/15/29 (1)	25	21

Compass Minerals International, Inc.,

6.75%, 12/1/27 (1)	25	24

Constellium S.E.,

5.88%, 2/15/26 (1)	250	244

3.75%, 4/15/29 (1)	250	210

Freeport-McMoRan, Inc.,

4.38%, 8/1/28	25	23

Kaiser Aluminum Corp.,

4.63%, 3/1/28 (1)	75	66

4.50%, 6/1/31 (1)	198	157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Metals & Mining – 1.6% continued

Murray Energy Corp.,

12.00%, 4/15/24 (1) (2) (3) (9)	$486	$—

Northwest Acquisitions ULC/Dominion Finco, Inc.,

7.13%, 11/1/22 (1) (2) (9) (12)	1,905	—

Novelis Corp.,

3.25%, 11/15/26 (1)	262	234

4.75%, 1/30/30 (1)	207	179

3.88%, 8/15/31 (1)	201	161

		3,266

Oil & Gas Producers – 7.2%

Aethon United BR L.P./Aethon United Finance Corp.,

8.25%, 2/15/26 (1)	180	179

Antero Midstream Partners L.P./Antero Midstream Finance Corp.,

7.88%, 5/15/26 (1)	106	107

5.75%, 3/1/27 (1)	197	188

Antero Resources Corp.,

5.38%, 3/1/30 (1)	50	46

Apache Corp.,

4.25%, 1/15/30	50	44

5.10%, 9/1/40	125	99

4.25%, 1/15/44	25	16

5.35%, 7/1/49	125	96

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,

7.00%, 11/1/26 (1)	115	112

9.00%, 11/1/27 (1)	108	136

8.25%, 12/31/28 (1)	219	217

5.88%, 6/30/29 (1)	45	40

Blue Racer Midstream LLC/Blue Racer Finance Corp.,

7.63%, 12/15/25 (1)	25	25

Buckeye Partners L.P.,

5.60%, 10/15/44	32	23

Callon Petroleum Co.,

6.38%, 7/1/26	11	11

8.00%, 8/1/28 (1)	260	260

7.50%, 6/15/30 (1)	239	232

Cheniere Energy Partners L.P.,

4.00%, 3/1/31	75	64

Chesapeake Energy Corp.,

5.50%, 2/1/26 (1)	50	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	255	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Oil & Gas Producers – 7.2% continued

6.75%, 4/15/29 (1)	$212	$207

Chord Energy Corp.,

6.38%, 6/1/26 (1)	25	24

CITGO Petroleum Corp.,

7.00%, 6/15/25 (1)	125	123

6.38%, 6/15/26 (1)	197	195

8.38%, 1/15/29 (1)	205	205

Civitas Resources, Inc.,

5.00%, 10/15/26 (1)	75	70

8.38%, 7/1/28 (1)	252	256

8.75%, 7/1/31 (1)	161	164

CNX Midstream Partners L.P.,

4.75%, 4/15/30 (1)	51	42

CNX Resources Corp.,

7.25%, 3/14/27 (1)	55	54

6.00%, 1/15/29 (1)	50	47

7.38%, 1/15/31 (1)	92	90

Comstock Resources, Inc.,

6.75%, 3/1/29 (1)	152	140

5.88%, 1/15/30 (1)	301	261

CQP Holdco L.P./BIP-V Chinook Holdco LLC,

5.50%, 6/15/31 (1)	515	456

Crescent Energy Finance LLC,

7.25%, 5/1/26 (1)	154	151

9.25%, 2/15/28 (1)	147	150

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,

5.75%, 4/1/25	15	15

5.63%, 5/1/27 (1)	65	62

6.00%, 2/1/29 (1)	111	107

8.00%, 4/1/29 (1)	10	10

7.38%, 2/1/31 (1)	101	103

CrownRock L.P./CrownRock Finance, Inc.,

5.63%, 10/15/25 (1)	187	184

5.00%, 5/1/29 (1)	100	94

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,

6.75%, 5/15/25	25	24

7.13%, 6/1/28 (1)	50	46

DT Midstream, Inc.,

4.13%, 6/15/29 (1)	113	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Oil & Gas Producers – 7.2% continued

Earthstone Energy Holdings LLC,

8.00%, 4/15/27 (1)	$82	$84

9.88%, 7/15/31 (1)	78	85

Energy Transfer L.P.,

(Variable, ICE LIBOR USD 3M + 4.03%), 9.65%, 11/6/23 (6) (8)	25	23

EnLink Midstream LLC,

5.63%, 1/15/28 (1)	25	24

5.38%, 6/1/29	88	81

6.50%, 9/1/30 (1)	147	143

EnLink Midstream Partners L.P.,

4.85%, 7/15/26	75	71

5.60%, 4/1/44	102	85

5.05%, 4/1/45	25	19

5.45%, 6/1/47	75	59

EQM Midstream Partners L.P.,

4.00%, 8/1/24	25	24

6.00%, 7/1/25 (1)	60	59

7.50%, 6/1/27 (1)	75	75

6.50%, 7/1/27 (1)	102	100

5.50%, 7/15/28	75	70

4.50%, 1/15/29 (1)	75	67

7.50%, 6/1/30 (1)	50	50

4.75%, 1/15/31 (1)	50	43

6.50%, 7/15/48	50	44

EQT Corp.,

6.13%, 2/1/25	14	14

3.13%, 5/15/26 (1)	25	23

7.00%, 2/1/30	25	26

FTAI Infra Escrow Holdings LLC,

10.50%, 6/1/27 (1)	26	26

Genesis Energy L.P./Genesis Energy Finance Corp.,

6.50%, 10/1/25	40	39

8.00%, 1/15/27	25	24

7.75%, 2/1/28	77	73

8.88%, 4/15/30	63	61

Gulfport Energy Corp.,

8.00%, 5/17/26 (1)	69	69

Harvest Midstream I L.P.,

7.50%, 9/1/28 (1)	92	89

Hess Midstream Operations L.P.,

5.13%, 6/15/28 (1)	100	92

4.25%, 2/15/30 (1)	50	42

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	256	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Oil & Gas Producers – 7.2% continued

5.50%, 10/15/30 (1)	$75	$68

Hilcorp Energy I L.P./Hilcorp Finance Co.,

6.25%, 11/1/28 (1)	70	66

5.75%, 2/1/29 (1)	81	73

6.00%, 4/15/30 (1)	52	47

6.00%, 2/1/31 (1)	125	110

Holly Energy Partners L.P./Holly Energy Finance Corp.,

6.38%, 4/15/27 (1)	75	74

5.00%, 2/1/28 (1)	25	23

Howard Midstream Energy Partners LLC,

6.75%, 1/15/27 (1)	75	71

8.88%, 7/15/28	141	142

ITT Holdings LLC,

6.50%, 8/1/29 (1)	192	163

Kinetik Holdings L.P.,

5.88%, 6/15/30 (1)	129	121

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,

6.00%, 8/1/26 (1)	75	72

Martin Midstream Partners L.P./Martin Midstream Finance Corp.,

11.50%, 2/15/28 (1)	75	76

Matador Resources Co.,

5.88%, 9/15/26	156	151

6.88%, 4/15/28 (1)	134	132

Moss Creek Resources Holdings, Inc.,

7.50%, 1/15/26 (1)	75	73

10.50%, 5/15/27 (1)	75	75

Murphy Oil Corp.,

5.88%, 12/1/27	20	19

6.38%, 7/15/28	100	98

7.05%, 5/1/29	25	25

Murphy Oil U.S.A., Inc.,

4.75%, 9/15/29	75	68

New Fortress Energy, Inc.,

6.75%, 9/15/25 (1)	71	68

6.50%, 9/30/26 (1)	91	84

NGL Energy Operating LLC/NGL Energy Finance Corp.,

7.50%, 2/1/26 (1)	335	331

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Oil & Gas Producers – 7.2% continued

Northern Oil and Gas, Inc.,

8.13%, 3/1/28 (1)	$478	$477

8.75%, 6/15/31 (1)	129	130

NuStar Logistics L.P.,

6.00%, 6/1/26	25	24

6.38%, 10/1/30	25	24

Occidental Petroleum Corp.,

7.88%, 9/15/31	150	162

6.20%, 3/15/40	40	38

PBF Holding Co. LLC/PBF Finance Corp.,

6.00%, 2/15/28	125	118

7.88%, 9/15/30 (1)	109	109

PDC Energy, Inc.,

5.75%, 5/15/26	10	10

Permian Resources Operating LLC,

5.38%, 1/15/26 (1)	100	96

7.75%, 2/15/26 (1)	36	36

6.88%, 4/1/27 (1)	84	83

5.88%, 7/1/29 (1)	236	222

7.00%, 1/15/32 (1)	172	170

Plains All American Pipeline L.P.,

(Variable, CME Term SOFR 3M + 4.37%), 9.74%, 11/20/23 (6) (8)	175	165

Range Resources Corp.,

8.25%, 1/15/29	75	77

Rockcliff Energy II LLC,

5.50%, 10/15/29 (1)	65	58

Rockies Express Pipeline LLC,

3.60%, 5/15/25 (1)	50	47

4.95%, 7/15/29 (1)	25	22

4.80%, 5/15/30 (1)	25	22

6.88%, 4/15/40 (1)	50	44

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,

7.88%, 11/1/28 (1)	84	84

SM Energy Co.,

5.63%, 6/1/25	89	87

6.75%, 9/15/26	12	12

6.50%, 7/15/28	78	75

Southwestern Energy Co.,

5.70%, 1/23/25	14	14

5.38%, 2/1/29	115	106

5.38%, 3/15/30	50	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	257	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Oil & Gas Producers – 7.2% continued

4.75%, 2/1/32	$50	$43

Sunoco L.P./Sunoco Finance Corp.,

6.00%, 4/15/27	75	73

7.00%, 9/15/28 (1)	100	99

4.50%, 4/30/30	50	43

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,

7.50%, 10/1/25 (1)	28	28

6.00%, 3/1/27 (1)	5	5

6.00%, 12/31/30 (1)	135	119

6.00%, 9/1/31 (1)	50	44

Talos Production, Inc.,

12.00%, 1/15/26	25	26

Venture Global Calcasieu Pass LLC,

6.25%, 1/15/30 (1)	75	72

4.13%, 8/15/31 (1)	109	89

3.88%, 11/1/33 (1)	500	388

Venture Global LNG, Inc.,

8.13%, 6/1/28 (1)	555	550

8.38%, 6/1/31 (1)	612	602

Vital Energy, Inc.,

10.13%, 1/15/28	108	110

7.75%, 7/31/29 (1)	50	47

9.75%, 10/15/30	108	110

Western Midstream Operating L.P.,

4.75%, 8/15/28	25	23

5.45%, 4/1/44	108	87

5.30%, 3/1/48	100	78

5.50%, 8/15/48	25	20

5.25%, 2/1/50	147	115

		14,664

Oil & Gas Services & Equipment – 1.9%

Archrock Partners L.P./Archrock Partners Finance Corp.,

6.88%, 4/1/27 (1)	54	52

6.25%, 4/1/28 (1)	419	390

Bristow Group, Inc.,

6.88%, 3/1/28 (1)	75	70

Diamond Foreign Asset Co./Diamond Finance LLC,

8.50%, 10/1/30 (1)	82	82

Global Marine, Inc.,

7.00%, 6/1/28	75	65

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Oil & Gas Services & Equipment – 1.9% continued

Nabors Industries Ltd.,

7.25%, 1/15/26 (1)	$95	$92

7.50%, 1/15/28 (1)	54	50

Nabors Industries, Inc.,

5.75%, 2/1/25	350	343

7.38%, 5/15/27 (1)	88	85

Nine Energy Service, Inc.,

13.00%, 2/1/28	50	46

Noble Finance II LLC,

8.00%, 4/15/30 (1)	128	130

Oceaneering International, Inc.,

2/1/28 (1) (13)	18	17

Patterson-UTI Energy, Inc.,

7.15%, 10/1/33	25	25

Solaris Midstream Holdings LLC,

7.63%, 4/1/26 (1)	75	72

Transocean Aquila Ltd.,

9/30/28 (1) (13)	57	57

Transocean Titan Financing Ltd.,

8.38%, 2/1/28 (1)	75	76

Transocean, Inc.,

7.25%, 11/1/25 (1)	75	74

7.50%, 1/15/26	170	166

11.50%, 1/30/27 (1)	240	252

8.00%, 2/1/27 (1)	129	124

8.75%, 2/15/30 (1)	362	370

7.50%, 4/15/31	100	87

6.80%, 3/15/38	75	57

9.35%, 12/15/41	50	44

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,

6.88%, 4/1/26	244	239

6.88%, 9/1/27	82	79

Valaris Ltd.,

8.38%, 4/30/30 (1)	266	266

Weatherford International Ltd.,

6.50%, 9/15/28 (1)	41	41

8.63%, 4/30/30 (1)	354	357

		3,808

Publishing & Broadcasting – 1.3%

Audacy Capital Corp.,

6.75%, 3/31/29 (1)	25	1

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	258	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Publishing & Broadcasting – 1.3% continued

Clear Channel Outdoor Holdings, Inc.,

5.13%, 8/15/27 (1)	$430	$382

7.75%, 4/15/28 (1)	158	126

9.00%, 9/15/28 (1)	556	551

7.50%, 6/1/29 (1)	251	192

Gray Escrow II, Inc.,

5.38%, 11/15/31 (1)	75	49

Gray Television, Inc.,

5.88%, 7/15/26 (1)	40	36

7.00%, 5/15/27 (1)	38	33

4.75%, 10/15/30 (1)	150	99

iHeartCommunications, Inc.,

6.38%, 5/1/26	22	19

8.38%, 5/1/27	75	54

5.25%, 8/15/27 (1)	100	79

Lamar Media Corp.,

4.00%, 2/15/30	50	42

McGraw-Hill Education, Inc.,

8.00%, 8/1/29 (1)	50	43

News Corp.,

3.88%, 5/15/29 (1)	125	108

5.13%, 2/15/32 (1)	125	109

Nexstar Media, Inc.,

5.63%, 7/15/27 (1)	88	78

Scripps Escrow II, Inc.,

5.38%, 1/15/31 (1)	705	433

Scripps Escrow, Inc.,

5.88%, 7/15/27 (1)	25	19

Sinclair Television Group, Inc.,

5.13%, 2/15/27 (1)	50	40

5.50%, 3/1/30 (1)	25	13

4.13%, 12/1/30 (1)	168	104

		2,610

Real Estate Investment Trusts – 2.0%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,

4.50%, 4/1/27 (1)	42	35

Diversified Healthcare Trust,

9.75%, 6/15/25	38	37

GLP Capital L.P./GLP Financing II, Inc.,

3.25%, 1/15/32	95	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Real Estate Investment Trusts – 2.0% continued

HAT Holdings I LLC/HAT Holdings II LLC,

3.38%, 6/15/26 (1)	$149	$132

3.75%, 9/15/30 (1)	25	19

Iron Mountain Information Management Services, Inc.,

5.00%, 7/15/32 (1)	231	190

Iron Mountain, Inc.,

4.88%, 9/15/27 (1)	50	46

5.25%, 3/15/28 (1)	50	46

5.00%, 7/15/28 (1)	25	23

7.00%, 2/15/29 (1)	192	188

4.88%, 9/15/29 (1)	50	44

5.25%, 7/15/30 (1)	125	109

4.50%, 2/15/31 (1)	100	82

5.63%, 7/15/32 (1)	42	36

MPT Operating Partnership L.P./MPT Finance Corp.,

2.50%, 3/24/26 [GBP]	100	93

5.25%, 8/1/26	108	92

5.00%, 10/15/27	150	116

4.63%, 8/1/29	225	159

3.50%, 3/15/31	100	62

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,

7.50%, 6/1/25 (1)	75	75

5.88%, 10/1/28 (1)	75	69

4.88%, 5/15/29 (1)	75	63

RHP Hotel Properties L.P./RHP Finance Corp.,

4.75%, 10/15/27	157	143

7.25%, 7/15/28 (1)	99	97

4.50%, 2/15/29 (1)	93	80

RLJ Lodging Trust L.P.,

3.75%, 7/1/26 (1)	75	68

4.00%, 9/15/29 (1)	218	179

SBA Communications Corp.,

3.88%, 2/15/27	164	150

3.13%, 2/1/29	159	133

Service Properties Trust,

4.35%, 10/1/24	25	24

7.50%, 9/15/25	40	39

5.25%, 2/15/26	50	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	259	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Real Estate Investment Trusts – 2.0% continued

4.75%, 10/1/26	$100	$86

4.95%, 10/1/29	200	151

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,

6.00%, 1/15/30 (1)	25	16

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,

10.50%, 2/15/28 (1)	372	364

4.75%, 4/15/28 (1)	50	41

6.50%, 2/15/29 (1)	25	16

VICI Properties L.P.,

5.63%, 5/15/52	51	42

VICI Properties L.P./VICI Note Co., Inc.,

4.25%, 12/1/26 (1)	50	47

5.75%, 2/1/27 (1)	50	48

3.75%, 2/15/27 (1)	25	23

4.50%, 1/15/28 (1)	50	46

4.63%, 12/1/29 (1)	338	300

4.13%, 8/15/30 (1)	165	140

XHR L.P.,

6.38%, 8/15/25 (1)	50	49

4.88%, 6/1/29 (1)	50	43

		4,161

Real Estate Owners & Developers – 0.2%

Greystar Real Estate Partners LLC,

7.75%, 9/1/30 (1)	55	54

Howard Hughes (The) Corp.,

5.38%, 8/1/28 (1)	150	132

4.13%, 2/1/29 (1)	50	40

4.38%, 2/1/31 (1)	82	63

Kennedy-Wilson, Inc.,

4.75%, 2/1/30	25	19

		308

Real Estate Services – 0.2%

Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,

7.00%, 4/15/30 (1)	109	98

7.00%, 4/15/30	115	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Real Estate Services – 0.2% continued

Cushman & Wakefield U.S. Borrower LLC,

6.75%, 5/15/28 (1)	$109	$101

8.88%, 9/1/31 (1)	63	61

		364

Retail - Consumer Staples – 0.5%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,

3.25%, 3/15/26 (1)	87	81

7.50%, 3/15/26 (1)	25	25

4.63%, 1/15/27 (1)	104	98

5.88%, 2/15/28 (1)	35	34

6.50%, 2/15/28 (1)	190	188

3.50%, 3/15/29 (1)	174	149

4.88%, 2/15/30 (1)	138	124

Arko Corp.,

5.13%, 11/15/29 (1)	25	20

Ingles Markets, Inc.,

4.00%, 6/15/31 (1)	100	82

Rite Aid Corp.,

8.00%, 11/15/26 (1)	75	44

SEG Holding LLC/SEG Finance Corp.,

5.63%, 10/15/28 (1)	100	100

		945

Retail - Discretionary – 2.9%

Abercrombie & Fitch Management Co.,

8.75%, 7/15/25 (1)	25	25

American Builders & Contractors Supply Co., Inc.,

4.00%, 1/15/28 (1)	25	22

3.88%, 11/15/29 (1)	48	40

Asbury Automotive Group, Inc.,

4.50%, 3/1/28	4	4

4.63%, 11/15/29 (1)	25	21

4.75%, 3/1/30	25	21

5.00%, 2/15/32 (1)	35	29

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

5.75%, 7/15/27 (1)	50	47

4.75%, 4/1/28 (1)	100	88

Bath & Body Works, Inc.,

9.38%, 7/1/25 (1)	15	16

6.63%, 10/1/30 (1)	150	141

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	260	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Retail - Discretionary – 2.9% continued

6.75%, 7/1/36	$100	$88

BCPE Ulysses Intermediate, Inc.,

7.75%, (100% Cash), 4/1/27 (1) (4)	25	22

Beacon Roofing Supply, Inc.,

4.50%, 11/15/26 (1)	25	23

4.13%, 5/15/29 (1)	25	21

6.50%, 8/1/30 (1)	89	86

Builders FirstSource, Inc.,

5.00%, 3/1/30 (1)	75	67

4.25%, 2/1/32 (1)	225	184

6.38%, 6/15/32 (1)	75	71

Evergreen Acqco 1 L.P./TVI, Inc.,

9.75%, 4/26/28 (1)	21	22

Foundation Building Materials, Inc.,

6.00%, 3/1/29 (1)	25	21

Gap (The), Inc.,

3.88%, 10/1/31 (1)	25	18

GYP Holdings III Corp.,

4.63%, 5/1/29 (1)	108	93

Hertz (The) Corp.,

4.63%, 12/1/26 (1)	25	22

5.00%, 12/1/29 (1)	269	211

Ken Garff Automotive LLC,

4.88%, 9/15/28 (1)	25	21

Kohl’s Corp.,

4.63%, 5/1/31	25	17

5.55%, 7/17/45	25	14

LBM Acquisition LLC,

6.25%, 1/15/29 (1)	50	41

LCM Investments Holdings II LLC,

4.88%, 5/1/29 (1)	204	173

8.25%, 8/1/31 (1)	88	85

Lithia Motors, Inc.,

4.63%, 12/15/27 (1)	125	114

3.88%, 6/1/29 (1)	98	83

LSF9 Atlantis Holdings LLC/Victra Finance Corp.,

7.75%, 2/15/26 (1)	100	91

Macy’s Retail Holdings LLC,

5.88%, 4/1/29 (1)	50	44

4.50%, 12/15/34	50	34

5.13%, 1/15/42	150	93

Metis Merger Sub LLC,

6.50%, 5/15/29 (1)	175	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Retail - Discretionary – 2.9% continued

Michaels (The) Cos., Inc.,

7.88%, 5/1/29 (1)	$25	$16

NMG Holding Co., Inc./Neiman Marcus Group LLC,

7.13%, 4/1/26 (1)	33	31

Nordstrom, Inc.,

4.38%, 4/1/30	25	19

Patrick Industries, Inc.,

7.50%, 10/15/27 (1)	50	48

4.75%, 5/1/29 (1)	75	63

PetSmart, Inc./PetSmart Finance Corp.,

7.75%, 2/15/29 (1)	250	233

QVC, Inc.,

4.45%, 2/15/25	50	44

4.75%, 2/15/27	50	31

Sonic Automotive, Inc.,

4.63%, 11/15/29 (1)	50	41

4.88%, 11/15/31 (1)	50	40

Specialty Building Products Holdings LLC/SBP Finance Corp.,

6.38%, 9/30/26 (1)	530	496

SRS Distribution, Inc.,

4.63%, 7/1/28 (1)	683	590

6.13%, 7/1/29 (1)	193	164

6.00%, 12/1/29 (1)	1,166	979

Staples, Inc.,

7.50%, 4/15/26 (1)	215	177

10.75%, 4/15/27 (1)	125	73

Victoria’s Secret & Co.,

4.63%, 7/15/29 (1)	25	18

White Cap Buyer LLC,

6.88%, 10/15/28 (1)	381	337

White Cap Parent LLC,

8.25%, (100% Cash),

3/15/26 (1) (4)	166	160

		5,921

Semiconductors – 0.4%

Amkor Technology, Inc.,

6.63%, 9/15/27 (1)	25	25

Coherent Corp.,

5.00%, 12/15/29 (1)	215	186

Entegris Escrow Corp.,

4.75%, 4/15/29 (1)	458	412

5.95%, 6/15/30 (1)	70	65

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	261	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Semiconductors – 0.4% continued

ON Semiconductor Corp.,

3.88%, 9/1/28 (1)	$100	$88

Synaptics, Inc.,

4.00%, 6/15/29 (1)	126	104

		880

Software – 2.6%

Alteryx, Inc.,

8.75%, 3/15/28 (1)	60	60

AthenaHealth Group, Inc.,

6.50%, 2/15/30 (1)	658	550

Boxer Parent Co., Inc.,

7.13%, 10/2/25 (1)	101	101

9.13%, 3/1/26 (1)	202	201

Camelot Finance S.A.,

4.50%, 11/1/26 (1)	152	140

Capstone Borrower, Inc.,

8.00%, 6/15/30 (1)	77	75

Castle U.S. Holding Corp.,

9.50%, 2/15/28 (1)	50	27

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,

8.00%, 6/15/29 (1)	139	139

Central Parent, Inc./CDK Global, Inc.,

7.25%, 6/15/29 (1)	152	147

Clarivate Science Holdings Corp.,

3.88%, 7/1/28 (1)	272	236

4.88%, 7/1/29 (1)	155	132

Cloud Software Group, Inc.,

6.50%, 3/31/29 (1)	993	878

9.00%, 9/30/29 (1)	696	605

Consensus Cloud Solutions, Inc.,

6.00%, 10/15/26 (1)	17	16

6.50%, 10/15/28 (1)	78	67

Elastic N.V.,

4.13%, 7/15/29 (1)	122	104

Gen Digital, Inc.,

6.75%, 9/30/27 (1)	50	49

7.13%, 9/30/30 (1)	75	74

GoTo Group, Inc.,

5.50%, 9/1/27 (1)	100	56

McAfee Corp.,

7.38%, 2/15/30 (1)	295	247

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Software – 2.6% continued

MicroStrategy, Inc.,

6.13%, 6/15/28 (1)	$95	$84

SS&C Technologies, Inc.,

5.50%, 9/30/27 (1)	369	348

Twilio, Inc.,

3.63%, 3/15/29	22	18

3.88%, 3/15/31	876	712

Veritas U.S., Inc./Veritas Bermuda Ltd.,

7.50%, 9/1/25 (1)	123	103

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,

3.88%, 2/1/29 (1)	161	134

		5,303

Specialty Finance – 2.2%

Aircastle Ltd.,

6.50%, 7/18/28 (1)	35	34

Ally Financial, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (6) (7)	25	17

6.70%, 2/14/33	25	22

Blackstone Mortgage Trust, Inc.,

3.75%, 1/15/27 (1)	75	63

Capital One Financial Corp.,

(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (7)	25	24

Carnelian Point Holdings L.P.,

5.00%, 6/30/28 (1) (2) (3) (4)	6	55

Castlelake Aviation Finance DAC,

5.00%, 4/15/27 (1)	9	8

Curo Group Holdings Corp.,

7.50%, 8/1/28 (1)	50	12

Enact Holdings, Inc.,

6.50%, 8/15/25 (1)	144	142

FirstCash, Inc.,

4.63%, 9/1/28 (1)	50	44

5.63%, 1/1/30 (1)	25	22

Fortress Transportation and Infrastructure Investors LLC,

6.50%, 10/1/25 (1)	183	180

9.75%, 8/1/27 (1)	147	152

5.50%, 5/1/28 (1)	248	225

Freedom Mortgage Corp.,

7.63%, 5/1/26 (1)	75	70

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	262	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Specialty Finance – 2.2% continued

6.63%, 1/15/27 (1)	$125	$110

12.00%, 10/1/28 (1)	25	25

12.25%, 10/1/30 (1)	26	27

Jefferson Capital Holdings LLC,

6.00%, 8/15/26 (1)	50	44

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

5.25%, 10/1/25	10	10

4.25%, 2/1/27 (1)	72	63

4.75%, 6/15/29 (1)	25	20

LD Holdings Group LLC,

6.50%, 11/1/25 (1)	25	21

MGIC Investment Corp.,

5.25%, 8/15/28	100	93

Nationstar Mortgage Holdings, Inc.,

5.00%, 2/1/26 (1)	354	331

6.00%, 1/15/27 (1)	25	24

5.50%, 8/15/28 (1)	75	66

5.13%, 12/15/30 (1)	25	20

5.75%, 11/15/31 (1)	85	70

Navient Corp.,

6.13%, 3/25/24	150	149

6.75%, 6/25/25	200	197

6.75%, 6/15/26	75	73

5.00%, 3/15/27	50	45

5.50%, 3/15/29	218	183

9.38%, 7/25/30	113	111

5.63%, 8/1/33	25	18

OneMain Finance Corp.,

6.13%, 3/15/24	18	18

6.88%, 3/15/25	155	154

7.13%, 3/15/26	249	244

3.50%, 1/15/27	23	20

6.63%, 1/15/28	75	69

9.00%, 1/15/29	25	25

5.38%, 11/15/29	49	41

4.00%, 9/15/30	32	24

PennyMac Financial Services, Inc.,

4.25%, 2/15/29 (1)	50	40

5.75%, 9/15/31 (1)	100	82

PRA Group, Inc.,

7.38%, 9/1/25 (1)	25	24

8.38%, 2/1/28 (1)	50	46

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Specialty Finance – 2.2% continued

Provident Funding Associates L.P./PFG Finance Corp.,

6.38%, 6/15/25 (1)	$50	$45

Radian Group, Inc.,

4.50%, 10/1/24	75	73

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,

2.88%, 10/15/26 (1)	176	155

3.88%, 3/1/31 (1)	108	86

4.00%, 10/15/33 (1)	174	131

SLM Corp.,

3.13%, 11/2/26	222	193

Starwood Property Trust, Inc.,

3.75%, 12/31/24 (1)	84	80

Synchrony Financial,

7.25%, 2/2/33	50	44

United Wholesale Mortgage LLC,

5.75%, 6/15/27 (1)	25	23

5.50%, 4/15/29 (1)	50	42

World Acceptance Corp.,

7.00%, 11/1/26 (1)	25	21

		4,450

Steel – 3.1%

ATI, Inc.,

5.88%, 12/1/27	991	939

4.88%, 10/1/29	140	123

7.25%, 8/15/30	156	155

5.13%, 10/1/31	111	96

Big River Steel LLC/BRS Finance Corp.,

6.63%, 1/31/29 (1)	1,553	1,534

Carpenter Technology Corp.,

6.38%, 7/15/28	100	96

7.63%, 3/15/30	143	143

Cleveland-Cliffs, Inc.,

6.75%, 3/15/26 (1)	295	294

5.88%, 6/1/27	75	71

4.63%, 3/1/29 (1)	25	22

6.75%, 4/15/30 (1)	50	47

4.88%, 3/1/31 (1)	50	43

Commercial Metals Co.,

4.13%, 1/15/30	25	22

4.38%, 3/15/32	25	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	263	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Steel – 3.1% continued

Specialty Steel Supply, Inc.,

11.00%, 11/15/26 (1) (2) (3)	$2,670	$2,670

TMS International Corp.,

6.25%, 4/15/29 (1)	25	21

		6,297

Technology Hardware – 1.3%

CDW LLC/CDW Finance Corp.,

3.25%, 2/15/29	25	21

CommScope Technologies LLC,

6.00%, 6/15/25 (1)	92	88

5.00%, 3/15/27 (1)	25	14

CommScope, Inc.,

6.00%, 3/1/26 (1)	50	47

8.25%, 3/1/27 (1)	50	33

7.13%, 7/1/28 (1)	100	60

4.75%, 9/1/29 (1)	167	123

Imola Merger Corp.,

4.75%, 5/15/29 (1)	507	444

Likewize Corp.,

9.75%, 10/15/25 (1)	25	25

NCR Atleos Escrow Corp.,

9.50%, 4/1/29 (1)	183	177

NCR Corp.,

5.75%, 9/1/27 (1)	75	76

5.00%, 10/1/28 (1)	50	45

5.13%, 4/15/29 (1)	100	88

6.13%, 9/1/29 (1)	214	219

Seagate HDD Cayman,

8.25%, 12/15/29 (1)	91	93

4.13%, 1/15/31	105	83

8.50%, 7/15/31 (1)	114	117

9.63%, 12/1/32 (1)	148	159

TTM Technologies, Inc.,

4.00%, 3/1/29 (1)	75	62

Viasat, Inc.,

5.63%, 9/15/25 (1)	141	130

5.63%, 4/15/27 (1)	27	23

6.50%, 7/15/28 (1)	600	416

7.50%, 5/30/31 (1)	39	26

Viavi Solutions, Inc.,

3.75%, 10/1/29 (1)	56	46

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Technology Hardware – 1.3% continued

Xerox Holdings Corp.,

5.00%, 8/15/25 (1)	$50	$47

5.50%, 8/15/28 (1)	50	42

		2,704

Technology Services – 2.2%

Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,

5.00%, 5/1/28 (1)	200	165

Ahead DB Holdings LLC,

6.63%, 5/1/28 (1)	114	96

Block, Inc.,

2.75%, 6/1/26	150	135

3.50%, 6/1/31	310	244

CoreLogic, Inc.,

4.50%, 5/1/28 (1)	260	197

Dun & Bradstreet (The) Corp.,

5.00%, 12/15/29 (1)	1,311	1,130

Exela Intermediate LLC/Exela Finance, Inc.,

11.50%, 4/15/26 (1) (4)	83	15

Fair Isaac Corp.,

5.25%, 5/15/26 (1)	65	63

4.00%, 6/15/28 (1)	25	22

Gartner, Inc.,

4.50%, 7/1/28 (1)	46	42

GTCR W-2 Merger Sub LLC,

1/15/31 (1) (13)	459	460

KBR, Inc.,

4.75%, 9/30/28 (1)	93	82

MPH Acquisition Holdings LLC,

5.50%, 9/1/28 (1)	50	42

5.75%, 11/1/28 (1)	100	75

Neptune Bidco U.S., Inc.,

9.29%, 4/15/29 (1)	273	247

Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,

4.00%, 6/15/29 (1)	50	42

Presidio Holdings, Inc.,

4.88%, 2/1/27 (1)	87	80

8.25%, 2/1/28 (1)	490	468

Sabre GLBL, Inc.,

8.63%, 6/1/27 (1)	72	61

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	264	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Technology Services – 2.2% continued

Science Applications International Corp.,

4.88%, 4/1/28 (1)	$135	$123

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,

4.63%, 11/1/26 (1)	133	125

Vericast Corp.,

11.00%, 9/15/26 (1)	50	53

Verscend Escrow Corp.,

9.75%, 8/15/26 (1)	493	493

		4,460

Telecommunications – 1.4%

Cogent Communications Group, Inc.,

7.00%, 6/15/27 (1)	75	72

Embarq Corp.,

8.00%, 6/1/36	50	28

Frontier Communications Holdings LLC,

5.88%, 10/15/27 (1)	135	123

5.00%, 5/1/28 (1)	216	184

6.75%, 5/1/29 (1)	150	115

5.88%, 11/1/29	40	29

6.00%, 1/15/30 (1)	75	55

8.75%, 5/15/30 (1)	470	446

8.63%, 3/15/31 (1)	25	24

Hughes Satellite Systems Corp.,

5.25%, 8/1/26	24	22

6.63%, 8/1/26	50	43

Level 3 Financing, Inc.,

3.40%, 3/1/27 (1)	214	200

4.63%, 9/15/27 (1)	358	258

4.25%, 7/1/28 (1)	100	62

3.63%, 1/15/29 (1)	124	69

3.75%, 7/15/29 (1)	100	56

10.50%, 5/15/30 (1)	252	254

Lumen Technologies, Inc.,

4.00%, 2/15/27 (1)	141	93

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,

4.75%, 4/30/27 (1)	109	97

T-Mobile U.S.A., Inc.,

4.75%, 2/1/28	50	48

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Telecommunications – 1.4% continued

Zayo Group Holdings, Inc.,

4.00%, 3/1/27 (1)	$635	$471

6.13%, 3/1/28 (1)	198	127

		2,876

Transportation & Logistics – 0.8%

Allegiant Travel Co.,

7.25%, 8/15/27 (1)	50	47

American Airlines, Inc.,

11.75%, 7/15/25 (1)	186	200

7.25%, 2/15/28 (1)	71	68

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,

5.50%, 4/20/26 (1)	128	125

5.75%, 4/20/29 (1)	303	282

Delta Air Lines, Inc.,

7.38%, 1/15/26	25	25

4.38%, 4/19/28	25	23

First Student Bidco, Inc./First Transit Parent, Inc.,

4.00%, 7/31/29 (1)	25	21

Forward Air Corp.,

10/15/31 (1) (13)	93	93

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,

5.75%, 1/20/26 (1)	50	45

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	126	125

Rand Parent LLC,

8.50%, 2/15/30 (1)	25	23

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,

8.00%, 9/20/25 (1)	30	30

8.00%, 9/20/25 (1)	56	56

United Airlines Pass Through Trust, Series 2020-1, Class A,

5.88%, 10/15/27	17	17

United Airlines Pass Through Trust,
Series 2020-1, Class B,

4.88%, 1/15/26	28	28

United Airlines, Inc.,

4.38%, 4/15/26 (1)	128	118

4.63%, 4/15/29 (1)	210	180

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	265	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 78.0% continued

Transportation & Logistics – 0.8% continued

Western Global Airlines LLC,

10.38%, 8/15/25 (1) (9) (12)	$50	$—

XPO, Inc.,

6.25%, 6/1/28 (1)	25	24

7.13%, 6/1/31 (1)	25	25

		1,555

Transportation Equipment – 0.1%

Allison Transmission, Inc.,

4.75%, 10/1/27	25	23

3.75%, 1/30/31 (1)	50	40

Trinity Industries, Inc.,

7.75%, 7/15/28 (1)	100	101

Wabash National Corp.,

4.50%, 10/15/28 (1)	115	97

		261

Wholesale - Consumer Staples – 0.3%

C&S Group Enterprises LLC,

5.00%, 12/15/28 (1)	25	19

Performance Food Group, Inc.,

5.50%, 10/15/27 (1)	50	47

4.25%, 8/1/29 (1)	180	156

U.S. Foods, Inc.,

6.88%, 9/15/28 (1)	100	100

4.75%, 2/15/29 (1)	236	211

7.25%, 1/15/32 (1)	85	85

United Natural Foods, Inc.,

6.75%, 10/15/28 (1)	25	19

		637

Wholesale - Discretionary – 0.0%

OPENLANE, Inc.,

5.13%, 6/1/25(1)	14	14

Total Corporate Bonds

(Cost $170,239)		159,797

FOREIGN ISSUER BONDS – 9.5%

Aerospace & Defense – 0.7%

Bombardier, Inc.,

7.50%, 3/15/25 (1)	20	20

7.13%, 6/15/26 (1)	390	378

7.88%, 4/15/27 (1)	265	258

6.00%, 2/15/28 (1)	253	229

7.50%, 2/1/29 (1)	223	212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Aerospace & Defense – 0.7% continued

F-Brasile S.p.A./F-Brasile U.S. LLC,

7.38%, 8/15/26 (1)	$200	$186

Rolls-Royce PLC,

5.75%, 10/15/27 (1)	208	201

		1,484

Automotive – 0.2%

Jaguar Land Rover Automotive PLC,

7.75%, 10/15/25 (1)	200	200

ZF North America Capital, Inc.,

7.13%, 4/14/30 (1)	150	147

		347

Banking – 0.1%

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (6) (7)	200	139

Intesa Sanpaolo S.p.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (7)	200	147

		286

Beverages – 0.0%

Primo Water Holdings, Inc.,

4.38%, 4/30/29(1)	125	107

Biotechnology & Pharmaceuticals – 0.1%

Teva Pharmaceutical Finance Netherlands III B.V.,

3.15%, 10/1/26	277	247

Cable & Satellite – 0.3%

Altice Financing S.A.,

5.75%, 8/15/29 (1)	323	265

UPC Broadband Finco B.V.,

4.88%, 7/15/31 (1)	200	162

Videotron Ltd.,

5.13%, 4/15/27 (1)	50	47

3.63%, 6/15/29 (1)	50	42

Ziggo B.V.,

4.88%, 1/15/30 (1)	200	163

		679

Chemicals – 0.0%

Methanex Corp.,

5.13%, 10/15/27	25	23

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	266	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Chemicals – 0.0% continued

NOVA Chemicals Corp.,

5.25%, 6/1/27 (1)	$25	$22

4.25%, 5/15/29 (1)	25	19

		64

Commercial Support Services – 0.4%

Garda World Security Corp.,

4.63%, 2/15/27 (1)	211	193

9.50%, 11/1/27 (1)	16	15

7.75%, 2/15/28 (1)	103	101

6.00%, 6/1/29 (1)	75	61

GFL Environmental, Inc.,

4.25%, 6/1/25 (1)	4	4

3.75%, 8/1/25 (1)	45	43

5.13%, 12/15/26 (1)	165	157

3.50%, 9/1/28 (1)	14	12

4.75%, 6/15/29 (1)	221	197

		783

Containers & Packaging – 0.6%

ARD Finance S.A.,

6.50%, (100% Cash), 6/30/27 (1) (4)	400	302

Intelligent Packaging Holdco Issuer L.P.,

9.00%, (100% Cash), 1/15/26 (1) (4)	25	21

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,

6.00%, 9/15/28 (1)	595	520

Trivium Packaging Finance B.V.,

5.50%, 8/15/26 (1)	35	33

8.50%, 8/15/27 (1)	345	315

		1,191

Electric Utilities – 0.1%

TransAlta Corp.,

7.75%, 11/15/29	120	122

Electrical Equipment – 0.4%

TK Elevator Holdco GmbH,

6.63%, 7/15/28 [EUR](11)	90	83

7.63%, 7/15/28 (1)	200	182

TK Elevator Midco GmbH,

4.38%, 7/15/27 [EUR](11)	100	96

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Electrical Equipment – 0.4% continued

TK Elevator U.S. Newco, Inc.,

5.25%, 7/15/27 (1)	$400	$367

		728

Forestry, Paper & Wood Products – 0.0%

Mercer International, Inc.,

5.13%, 2/1/29	25	20

Gas & Water Utilities – 0.0%

Superior Plus L.P./Superior General Partner, Inc.,

4.50%, 3/15/29(1)	50	43

Home Construction – 0.2%

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,

5.00%, 6/15/29 (1)	151	124

4.88%, 2/15/30 (1)	25	20

Empire Communities Corp.,

7.00%, 12/15/25 (1)	25	24

Mattamy Group Corp.,

5.25%, 12/15/27 (1)	40	37

4.63%, 3/1/30 (1)	140	119

		324

Household Products – 0.0%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,

7.00%, 12/31/27(1)	25	22

Industrial Support Services – 0.0%

Ritchie Bros. Holdings, Inc.,

6.75%, 3/15/28 (1)	69	69

7.75%, 3/15/31 (1)	25	25

		94

Insurance – 0.4%

Jones Deslauriers Insurance Management, Inc.,

8.50%, 3/15/30 (1)	675	680

10.50%, 12/15/30 (1)	69	70

		750

Leisure Facilities & Services – 0.6%

1011778 B.C. ULC/New Red Finance, Inc.,

4.38%, 1/15/28 (1)	50	45

4.00%, 10/15/30 (1)	413	343

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	267	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Leisure Facilities & Services – 0.6% continued

Melco Resorts Finance Ltd.,

4.88%, 6/6/25 (1)	$200	$189

MGM China Holdings Ltd.,

5.38%, 5/15/24 (1)	200	197

Ontario Gaming GTA L.P.,

8.00%, 8/1/30 (1)	66	66

Wynn Macau Ltd.,

5.50%, 10/1/27 (1)	200	179

5.63%, 8/26/28 (1)	200	173

		1,192

Machinery – 1.0%

Husky III Holding Ltd.,

13.00%, 2/15/25 (1) (4)	160	158

Titan Acquisition Ltd./Titan

Co-Borrower LLC,

7.75%, 4/15/26 (1)	1,867	1,830

		1,988

Metals & Mining – 1.3%

Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,

8.75%, 7/15/26 (1)	1,960	1,908

FMG Resources Pty. Ltd., Series 2006,

5.88%, 4/15/30 (1)	100	91

4.38%, 4/1/31 (1)	150	123

6.13%, 4/15/32 (1)	100	91

Hudbay Minerals, Inc.,

4.50%, 4/1/26 (1)	25	23

IAMGOLD Corp.,

5.75%, 10/15/28 (1)	25	20

Mineral Resources Ltd.,

8.13%, 5/1/27 (1)	50	49

8.00%, 11/1/27 (1)	50	49

9.25%, 10/1/28 (1)	60	61

8.50%, 5/1/30 (1)	75	74

New Gold, Inc.,

7.50%, 7/15/27 (1)	93	87

		2,576

Oil & Gas Producers – 0.8%

Athabasca Oil Corp.,

9.75%, 11/1/26 (1)	82	85

Baytex Energy Corp.,

8.50%, 4/30/30 (1)	210	212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Oil & Gas Producers – 0.8% continued

eG Global Finance PLC,

6.75%, 2/7/25 (1)	$200	$197

Enbridge, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.43%), 8.50%, 1/15/84 (7)	50	50

Energean Israel Finance Ltd.,

5.38%, 3/30/28	25	22

5.88%, 3/30/31	25	22

Leviathan Bond Ltd.,

6.13%, 6/30/25	25	24

6.50%, 6/30/27	25	24

OGX Austria GmbH,

8.50%, 6/1/18 (1) (2) (3) (9)	2,420	—

8.38%, 4/1/22 (1) (2) (3) (9)	1,800	—

Parkland Corp.,

5.88%, 7/15/27 (1)	50	48

4.50%, 10/1/29 (1)	200	171

4.63%, 5/1/30 (1)	50	43

Teine Energy Ltd.,

6.88%, 4/15/29 (1)	810	743

Vermilion Energy, Inc.,

6.88%, 5/1/30 (1)	50	47

		1,688

Oil & Gas Services & Equipment – 0.3%

Enerflex Ltd.,

9.00%, 10/15/27 (1)	115	114

Ensign Drilling, Inc.,

9.25%, 4/15/24 (1)	75	74

Precision Drilling Corp.,

7.13%, 1/15/26 (1)	75	74

6.88%, 1/15/29 (1)	25	24

Shelf Drilling Holdings Ltd.,

8.88%, 11/15/24 (1)	25	25

8.25%, 2/15/25 (1)	250	255

Shelf Drilling North Sea Holdings Ltd.,

10.25%, 10/31/25 (1)	25	25

		591

Software – 0.3%

Open Text Corp.,

6.90%, 12/1/27 (1)	272	273

3.88%, 2/15/28 (1)	75	65

3.88%, 12/1/29 (1)	50	41

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	268	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Software – 0.3% continued

Open Text Holdings, Inc.,

4.13%, 2/15/30 (1)	$150	$125

4.13%, 12/1/31 (1)	125	100

		604

Specialty Finance – 0.2%

GGAM Finance Ltd.,

7.75%, 5/15/26 (1)	11	11

8.00%, 6/15/28 (1)	11	11

Global Aircraft Leasing Co. Ltd.,

6.50%, (100% Cash), 9/15/24 (1) (4)	293	279

Macquarie Airfinance Holdings Ltd.,

8.38%, 5/1/28 (1)	53	54

8.13%, 3/30/29 (1)	71	71

		426

Technology Services – 0.1%

CA Magnum Holdings,

5.38%, 10/31/26(1)	200	177

Telecommunications – 1.3%

Altice France Holding S.A.,

10.50%, 5/15/27 (1)	200	125

6.00%, 2/15/28 (1)	200	99

Altice France S.A.,

8.13%, 2/1/27 (1)	200	177

5.50%, 1/15/28 (1)	370	285

5.13%, 7/15/29 (1)	315	224

5.50%, 10/15/29 (1)	200	144

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	400	373

Digicel Group Holdings Ltd.,

8.00%, (100% Cash), 4/1/25 (1) (4) (10)	37	8

Iliad Holding SASU,

6.50%, 10/15/26 (1)	237	223

Telecom Italia Capital S.A.,

6.38%, 11/15/33	171	148

6.00%, 9/30/34	83	69

7.20%, 7/18/36	39	35

7.72%, 6/4/38	8	7

Telesat Canada/Telesat LLC,

5.63%, 12/6/26 (1)	25	17

4.88%, 6/1/27 (1)	50	33

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.5% continued

Telecommunications – 1.3% continued

6.50%, 10/15/27 (1)	$25	$13

Vmed O2 UK Financing I PLC,

4.25%, 1/31/31 (1)	200	159

4.75%, 7/15/31 (1)	400	323

Vodafone Group PLC, (Variable, USD Swap 5Y + 4.87%),

7.00%, 4/4/79 (7)	125	124

		2,586

Transportation & Logistics – 0.1%

Air Canada,

3.88%, 8/15/26 (1)	80	73

Seaspan Corp.,

5.50%, 8/1/29 (1)	75	60

VistaJet Malta Finance PLC/Vista Management Holding, Inc.,

7.88%, 5/1/27 (1)	83	71

6.38%, 2/1/30 (1)	106	82

		286

Total Foreign Issuer Bonds

(Cost $24,370)		19,405

TERM LOANS – 4.8% (8)

Aerospace & Defense – 0.1%

Bleriot U.S. Bidco Inc., 2023 Term Loan, (Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.65%, 10/30/28	15	15

Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.32%, 8/24/28	50	50

Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.32%, 8/24/28	22	22

		87

Asset Management – 0.0%

GIP Pilot Acquisition Partners L.P., Initial Term Loan,

10/4/30(14)	31	31

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	269	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Automotive – 0.0%

Tenneco Inc., Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.48%, 11/17/28	$46	$39

(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.49%, 11/17/28 (15)	—	—

		39

Beverages – 0.0%

Naked Juice LLC, Initial Term Loan, (Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.74%, 1/24/29	10	9

Biotechnology & Pharmaceuticals – 0.1%

Amneal Pharmaceuticals LLC, Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.93%, 5/4/25	17	17

Bausch + Lomb Corp., Incremental Term Loan, 9/29/28 (14)	53	52

Bausch + Lomb Corp., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.76%, 5/10/27	64	62

KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 5.00%), 10.32%, 8/15/28	49	47

Mallinckrodt International Finance S.A.,

DIP Final Term Loan,

8/28/24 (14)	52	50

Mallinckrodt International Finance S.A.,

DIP Loan,

(Floating, ICE CME Term SOFR USD 1M + 8.00%, 1.00% Floor), 13.44%, 8/28/24	7	8

		236

Cable & Satellite – 0.1%

DIRECTV Financing LLC, Closing Date Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 5.00%, 0.75% Floor), 10.43%, 8/2/27	247	241

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Cable & Satellite – 0.1% continued

Radiate Holdco, LLC, Amendment No. 6 Term B Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 8.68%, 9/25/26	$29	$24

		265

Chemicals – 0.2%

Consolidated Energy Finance S.A., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.92%, 5/7/25	21	21

Discovery Purchaser Corp., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.38%, 0.50% Floor), 9.77%, 10/4/29	175	168

Herens Holdco S.a r.l., Facility B,

(Floating, ICE CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 9.42%, 7/3/28	34	31

Momentive Performance Materials, Inc., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.82%, 3/29/28 (16)	56	54

Nouryon Finance B.V., Extended Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.43%, 4/3/28	60	59

Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.39%, 11/9/28	6	6

		339

Consumer Services – 0.0%

Raptor Acquisition Corp., Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.66%, 11/1/26	25	25

Containers & Packaging – 0.0%

Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.89%, 9/15/28	64	64

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	270	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Electrical Equipment – 0.1%

Indicor LLC, Initial Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.89%, 11/22/29	$68	$68

Engineering & Construction – 0.2%

Brand Industrial Services, Inc., Initial Term Loan,

6/21/24 (14)	25	25

Brand Industrial Services, Inc., Tranche B Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.50%, 0.50% Floor), 10.87%, 8/1/30	293	285

		310

Entertainment Content – 0.0%

Allen Media LLC, Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.50%), 11.04%, 2/10/27	48	42

Diamond Sports Group LLC, Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.68%, 8/24/26	48	1

		43

Health Care Facilities & Services – 0.1%

Gainwell Acquisition Corp., Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.49%, 10/1/27	126	123

LifePoint Health, Inc., Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.38%, 11/16/28	55	54

		177

Home & Office Products – 0.1%

Hunter Douglas Holding B.V., Tranche B-1 Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.89%, 2/26/29	83	81

SWF Holdings I Corp., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.75% Floor), 9.43%, 10/6/28	128	109

		190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Industrial Support Services – 0.0%

PECF USS Intermediate Holding III Corp., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 9.88%, 12/15/28	$60	$48

Institutional Financial Services – 0.1%

Clue Opco LLC, Cov-Lite Senior Secured Term Loan B, 9/20/30 (14)	4	3

Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 6.75%), 12.40%, 4/7/28	88	83

Deerfield Dakota Holding LLC, Initial Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.75%, 1.00% Floor), 9.14%, 4/9/27	9	9

Star Parent, Inc., Term Loan,

9/19/30 (14)	146	143

		238

Insurance – 0.6%

Asurion LLC, New B-11 Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.67%, 8/19/28	587	569

Asurion LLC, New B-4 Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.68%, 1/20/29	780	690

Jones DesLauriers Insurance

Management, Inc., 2023

Refinancing Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.62%, 3/15/30	33	33

		1,292

Internet Media & Services – 0.1%

Endurance International Group Holdings, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.50%), 8.79%, 2/10/28	24	24

MH Sub I LLC, 2023 May Incremental

Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 9.57%, 5/3/28	160	154

		178

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	271	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Leisure Facilities & Services – 0.1%

Fertitta Entertainment LLC, Initial B Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.32%, 1/27/29	$75	$74

Ontario Gaming GTA Limited Partnership, Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 9.64%, 8/1/30	30	30

Scientific Games Holdings L.P., Initial Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.77%, 4/4/29	74	74

UFC Holdings LLC, Term B-3 Loan,

(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.37%, 4/29/26	64	64

		242

Machinery – 0.2%

Husky Injection Molding Systems Ltd., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.00%), 8.73%, 3/28/25	289	287

Madison IAQ LLC, Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.69%, 6/21/28	59	58

SPX Flow, Inc., Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.92%, 4/5/29	105	104

		449

Medical Equipment & Devices – 0.0%

Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 7.67%, 11/8/27	6	6

Metals & Mining – 0.1%

Arsenal AIC Parent LLC, Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.50%), 9.88%, 8/18/30	76	76

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Metals & Mining – 0.1% continued

Banff Guarantor, Inc., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 5.50%), 10.93%, 2/27/26 (2)	$162	$161

		237

Oil & Gas Producers – 0.1%

Freeport LNG investments LLLP, Initial Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 9.09%, 12/21/28	104	103

Parker Drilling Co., Initial Loan,

(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24 (2) (4)	17	16

		119

Publishing & Broadcasting – 0.1%

Clear Channel Outdoor Holdings, Inc., Term B Loan,
8/21/26 (14)	29	28

(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.93%, 8/21/26 (15)	—	—

(Floating, ICE CME Term SOFR USD 3M + 3.50%), 9.13%, 8/21/26	226	219

(Floating, ICE CME Term SOFR USD 3M + 3.50%), 9.14%, 8/21/26	5	5

		252

Real Estate Services – 0.0%

Cushman & Wakefield U.S. Borrower LLC, 2023-2 Refinancing Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.32%, 1/31/30	50	49

Retail - Discretionary – 0.1%

Staples, Inc., 2019 Refinancing New Term B-1 Loan,

(Floating, ICE LIBOR USD 3M + 5.00%), 10.63%, 4/16/26	71	61

White Cap Supply Holdings LLC, Initial Closing Date Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.07%, 10/19/27	85	84

		145

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	272	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Software – 1.4%

Ascend Learning LLC, Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.92%, 12/11/28	$44	$41

athenahealth Group, Inc., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.57%, 2/15/29	523	513

Cloud Software Group, Inc., Dollar Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.99%, 3/30/29	226	217

Cloud Software Group, Inc., Term A Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.99%, 9/29/28	50	48

Cloudera, Inc., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.17%, 10/8/28	63	61

(Floating, ICE CME Term SOFR USD 1M + 6.00%), 11.42%, 10/8/29 (2)	147	139

Magenta Buyer LLC, Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.75% Floor), 10.63%, 7/27/28	279	207

(Floating, ICE CME Term SOFR USD 3M + 8.25%, 0.75% Floor), 13.88%, 7/27/29	100	46

McAfee Corp., Tranche B-1 Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.18%, 3/1/29	254	248

Polaris Newco LLC, Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.43%, 6/2/28	39	37

RealPage, Inc., Initial Loan,

(Floating, ICE CME Term SOFR USD 1M + 6.50%, 0.75% Floor), 11.93%, 4/23/29	317	317

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Software – 1.4% continued

Sophia L.P., Term Loan B,

(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.92%, 10/7/27	$206	$206

UKG, Inc., 2021 Incremental Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.25%), 10.62%, 5/3/27	841	839

		2,919

Technology Hardware – 0.0%

ViaSat, Inc., Initial Term Loan, 5/30/30(14)	62	57

Technology Services – 0.5%

CoreLogic, Inc., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.93%, 6/2/28	30	27

GTCR W Merger Sub LLC, Term Loan B,
9/20/30 (14)	133	133

OMNIA Partners LLC, Delayed Draw Term Loan,

7/25/30 (14) (17)	3	3

OMNIA Partners LLC, Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.60%, 7/25/30	22	22

Peraton Corp., Term B Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 9.17%, 2/1/28	242	241

Peraton Corp., Term B-1 Loan,

(Floating, ICE CME Term SOFR USD 3M + 7.75%, 0.75% Floor), 13.23%, 2/1/29	190	186

Sabre GLBL, Inc., 2021 Other Term B-1 Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.93%, 12/17/27	5	5

Sabre GLBL, Inc., 2021 Other Term B-2 Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.93%, 12/17/27	8	7

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	273	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Technology Services – 0.5% continued

Verscend Holding Corp., Term B-1 Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.43%, 8/27/25	$398	$397

		1,021

Telecommunications – 0.2%

Altice France S.A., USD TLB-14 Loan,

(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.81%, 8/15/28	46	41

Consolidated Communications, Inc., Term B-1 Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.93%, 10/2/27	50	44

Intelsat Jackson Holdings S.A., Term B Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 9.77%, 2/1/29	129	129

Zayo Group Holdings, Inc., Initial Dollar Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.43%, 3/9/27	180	147

		361

Transportation & Logistics – 0.2%

AAdvantage Loyality IP Ltd., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 4.75%, 0.75% Floor), 10.34%, 4/20/28	239	246

Apple Bidco LLC, Amendment No. 1 Term Loan,

(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.32%, 9/22/28	43	43

Brown Group Holding LLC, Incremental Term B-2 Facility,

(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.07%, 7/2/29	4	4

(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 9.12%, 7/2/29	9	9

(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 9.17%, 7/2/29	4	4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 4.8% (8) continued

Transportation & Logistics – 0.2% continued

SkyMiles IP Ltd., Initial Term Loan,

(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.08%, 10/20/27	$61	$63

		369

Total Term Loans

(Cost $9,902)		9,865

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 2.5%

Chemicals – 0.1%

Element Solutions, Inc.	2,344	$46

Utex Industries, Inc.(2) (3) *	2,200	169

		215

Construction Materials – 0.0%

Hardwood Holdings LLC(3) *	187	11

Distributors – 0.4%

ATD New Holdings, Inc.(2) *	22,076	795

Energy Equipment & Services – 0.0%

Nine Energy Service, Inc.*	250	1

Parker Drilling Co.*	265	4

		5

Financial Services – 0.0%

Block, Inc.*	203	9

Gas Utilities – 0.0%

Ferrellgas Partners L.P., Class B	182	29

Ground Transportation – 0.0%

Uber Technologies, Inc.*	697	32

Hotels, Restaurants & Leisure – 0.1%

Aramark	814	28

Carnival Corp.*	2,937	41

		69

IT Services – 0.0%

Twilio, Inc., Class A*	108	6

Media – 0.0%

iHeartMedia, Inc., Class A*	419	1

Metals & Mining – 1.8%

Constellium S.E.*	7,501	136

Real Alloy Parent, Inc.(2) (3)	48	3,441

		3,577

Oil, Gas & Consumable Fuels – 0.1%

Bruin Blocker LLC(2) (3) (12) *	9,827	—

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	274	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 2.5% continued

Oil, Gas & Consumable Fuels – 0.1% continued

Chaparral Energy, Inc.(2) (3) *	1,787	$75

Cloud Peak Energy, Inc.(3) *	20	—

Superior Energy Services(2) (3) *	1,137	83

		158

Pharmaceuticals – 0.0%

Catalent, Inc.*	1,378	63

Professional Services – 0.0%

Skillsoft Corp.*	36,863	33

Software – 0.0%

Informatica, Inc., Class A*	2,799	59

Specialty Finance – 0.0%

Carnelian Point Holdings L.P.(2) (3) *	50	67

Technology Hardware, Storage & Peripherals – 0.0%

Diebold Nixdorf, Inc.*	372	7

Wireless Telecommunication Services – 0.0%

Intelsat S.A./Luxembourg(2) (3) *	1,201	26

Total Common Stocks

(Cost $3,698)		5,162

MASTER LIMITED PARTNERSHIPS – 0.0%

Oil, Gas & Consumable Fuels – 0.0%

Summit Midstream Partners L.P.*	4,025	56

Total Master Limited Partnerships

(Cost $117)		56

PREFERRED STOCKS – 0.0%

Oil, Gas & Consumable Fuels – 0.0%

Global Partners L.P./MA, 9.50%	1,375	35

Total Preferred Stocks

(Cost $34)		35

RIGHTS – 0.0%

Wireless Telecommunication Services – 0.0%

Intelsat Jackson Holdings S.A.(3) *	248	2

Total Rights

(Cost $—)		2

OTHER – 0.0%

Basic Energy Services, Inc.(2) (12) *	25,000	—

Escrow Appvion, Inc.(2) (3) *	225,000	—

Escrow Cloud Peak Energy, Inc.(2) (3) *	250,000	—

Escrow GenOn Energy, Inc.(2) (3) *	25,000	—

	NUMBER OF SHARES	VALUE (000S)

OTHER - 0.0% continued

Escrow Gulfport Energy Operating Corp.(2) (12) *	150,000	$—

Escrow Hertz (The) Corp.(1) (2) *	125,000	4

Escrow Washington Mutual Bank(2) (3) *	250,000	1

Intelsat Jackson Holdings S.A.(1) (2) (3) *	50,000	—

Intelsat Jackson Holdings S.A.(2) (3) *	75,000	—

RP Escrow Issuer LLC(1) (2) (3) (12) *	1,100,000	—

Total Other

(Cost $112)		5

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.1%

California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1

CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(2) (3) *	2,124	—

Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	72

Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(2) (3) *	5,500	34

Total Warrants

(Cost $18)		107

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(18) (19)	8,723,020	$8,723

Total Investment Companies

(Cost $8,723)		8,723

Total Investments – 99.2%

(Cost $217,219)		203,190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS SOLD SHORT – (0.1%)

Oil & Gas Producers – (0.1%)

EQM Midstream Partners L.P.,

4.13%, 12/1/26	$(39)		$(36)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	275	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS SOLD SHORT - (0.1%) continued

Oil & Gas Producers – (0.1%) continued

NuStar Logistics L.P.,

5.75%, 10/1/25	$(56)	$(55)

		(91)

Total Corporate Bonds Sold Short

Proceeds $(91))		(91)

Other Assets less Liabilities – 0.9%		1,784

NET ASSETS – 100.0%		$204,883

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)

Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to approximately $10,213,000 or 5.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

ATD New Holdings, Inc.	1/9/19	$469

Banff Guarantor, Inc., Initial Term Loan, 10.93%, 2/27/26	3/1/2023	161

Basic Energy Services, Inc.	9/25/18	2

Bruin Blocker LLC	9/29/20	220

Carnelian Point Holdings L.P.	9/21/22	115

Carnelian Point Holdings L.P., 5.00%, 6/30/28	7/5/22-8/16/23	53

Chaparral Energy, Inc.	1/8/19-7/11/22	65

Cloudera, Inc., Initial Term Loan, 11.42%, 10/8/29	2/27/2023	133

CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69,	11/19/21	—

Digicel Group Holdings Ltd., 7.00%, 11/6/23	6/25/20-4/11/23	3

Escrow Appvion, Inc.	8/24/18	—

Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110

Escrow GenOn Energy, Inc.	12/19/18	—

Escrow Gulfport Energy Operating Corp.	5/18/21	—

Escrow Hertz (The) Corp.	7/1/21	—

Escrow Washington Mutual Bank	10/11/17	—

Gulfport Energy Corp., 10.00%, 8/3/23	6/9/21	3

Intelsat Jackson Holdings S.A.	3/21/22	—

Intelsat S.A./Luxembourg	6/6/19-7/3/23	106

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	$ 397

New Star Metals, Inc., 8.00%, 1/9/24	7/23/18-9/29/23	1,377

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733

OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497

OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265

Parker Drilling Co., Initial Loan, 11.00%, 3/26/24	3/28/19-7/31/23	1

Real Alloy Parent, Inc.	5/31/18	1,738

RP Escrow Issuer LLC	12/18/20	—

Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670

Sterling Entertainment Group LLC, 10.25%, 1/15/24	12/27/17	1,109

Superior Energy Services	9/19/17-2/1/21	70

Utex Industries, Inc.	12/3/20	108

Utex Industries, Inc., Exp. 12/31/49, Strike $0.00,	12/3/20	—

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Principal amount is less than one thousand.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(8)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Issuer has defaulted on terms of debt obligation.
(11)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(12)	Value rounds to less than one thousand.
(13)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(14)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date.
(15)	Principal Amount and Value rounds to less than one thousand.
(16)	Restricted security.
(17)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	276	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

(18)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(19)	7-day current yield as of September 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

DIP - Debtor-in-Possession

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PIK - Payment In-Kind

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	British Pound	83	United States Dollar	103	12/20/23	$2

Morgan Stanley	Euro	259	United States Dollar	277	12/20/23	2

Subtotal Appreciation						4

Total						$4

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

5-Year U.S. Treasury Note	20	$2,107	Long	12/23	$(16)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

As of September 30, 2023, the Fund had the following centrally cleared credit default swap agreement outstanding:

Buy/Sell Protection	IMPLIED CREDIT SPREAD	(PAY)/ RECEIVE FIXED RATE	REFERENCE ENTITY/SECURITY	CURRENCY	NOTIONAL AMOUNT	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Sell	0.0476%	5.00%(1)	Markit CDX N.A. High Yield Index Series 41(1)	USD	400,000	12/20/28	$4	$4	$ –*

Total								$4	$—*
(1)	Payment frequency is quarterly.
*	Amount rounds to less than one thousand.

At September 30, 2023, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	98.8%

All other currencies less than 5%	0.3

Total Investments	99.1

Other Assets less Liabilities	0.9

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	277	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Assets Convertible Bonds(1)	$ —	$ —	$33	$ 33

Corporate Bonds:

Entertainment Content	—	1,184	1,068	2,252

Industrial Intermediate Products	—	2,289	1,376	3,665

Specialty Finance	—	4,395	55	4,450

Steel	—	3,627	2,670	6,297

All Other Industries(1)	—	143,133	—	143,133

Total Corporate Bonds	—	154,628	5,169	159,797

Foreign Issuer Bonds(1)	—	19,405	—	19,405

Term Loans(1)	—	9,865	—	9,865

Common Stocks:

Chemicals	46	—	169	215

Construction Materials	—	—	11	11

Distributors	—	795	—	795

Metals & Mining	136	—	3,441	3,577

Oil, Gas & Consumable Fuels	—	—	158	158

Specialty Finance	—	—	67	67

Wireless Telecommunication Services	—	—	26	26

All Other Industries(1)	313	—	—	313

Total Common Stocks	495	795	3,872	5,162

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Master Limited Partnerships	$ 56	$ —		$ —	$ 56

Preferred Stocks	35	—		—	35

Rights	—	—		2	2

Other	—	4		1	5

Warrants	1	72		34	107

Investment Companies	8,723	—		—	8,723

Total Investments	9,310	184,769		9,111	203,190

Liabilities

Corporate Bonds Sold Short	—	(91)		—	(91)

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$ —	$ 4		$ —	$ 4

Liabilities

Futures Contracts	(16)	—		—	(16)

Centrally Cleared Interest Rate Swap Agreements	—	—	*	—	— *

Total Other Financial Instruments	$ (16)	$ 4		$ —	$ (12)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	278	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/23 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)		SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/23 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/23 (000S)

Convertible Bonds

Oil & Gas Producers	$19	$—	$—	$14	$—		$—	$—	$—	$33	$14

Corporate Bonds

Entertainment Content	1,074	2	—	(8)	—		—	—	—	1,068	(8)

Industrial Intermediate Products	1,292	11	—	(12)	85		—	—	—	1,376	(12)

Specialty Finance	—	—	—	—	—		—	55	—	55	2

Steel	2,670	—	—	—	—		—	—	—	2,670	—

Common Stocks Chemicals	218	—	—	(49)	—		—	—	—	169	(49)

Construction Materials	16	—	—	(5)	—		—	—	—	11	(5)

Metals & Mining	4,026	—	—	(585)	—		—	—	—	3,441	(585)

Oil, Gas & Consumable Fuels	180	—	(33)	41	—		(30)	—	—	158	41

Specialty Finance	60	—	—	7	—		—	—	—	67	7

Wireless Telecommunication Services	29	—	—	(3)	—	*	—	—	—	26	(3)

Rights	2	—	—	— *	—		—	—	—	2	— *

Other	15	—	12	(14)	—		(12)	—	—	1	(14)

Warrants	103	—	—	(69)	—		—	—	—	34	(69)

Total	$9,704	$13	$(21)	$(683)	$85		$(42)	$55	$—	$9,111	$(681)

* Amount rounds to less than one thousand.

Securities valued at $231 included in the Balance as of 9/30/23 above were valued using evaluated prices provided by a third party provider. Securities valued at $8,880 included in the Balance as of 9/30/23 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	279	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

	FAIR VALUE AT 09/30/23 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)

Corporate Bonds	$5,114	Market Approach	Yield(3)	6.7% - 12.2% (7.9%)

Corporate Convertible Bonds	$55	Income Approach	Estimated Recovery Value(2)	Not Applicable

Common Stocks	$3,610	Discounted Cash Flow / Market Approach	Discount Rate /EBITDA Multiple(1)	13.7% / 3.7x

	67	Market Approach	EBITDA Multiple(1)	12.92x

	—	Income Approach	Estimated Recovery Value(2)	Not Applicable

Other	$—	Market Approach	Discount Rate / Estimated Recovery Value(1)(2)	Not Applicable

Warrants	$34	Market Approach	Estimated Recovery Value(2)	Not Applicable

(1)

The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

(2)

The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.

(3)

The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	280	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 5.0%

Auto Loan – 0.1%

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3

4.51%, 11/15/27	$410	$402

Automobile – 0.7%

Ford Credit Auto Lease Trust, Series 2023-B, Class A3

5.91%, 10/15/26	945	945

Honda Auto Receivables Owner Trust, Series 2023-3, Class A3

5.41%, 2/18/28	1,080	1,077

		2,022

Credit Card – 3.3%

American Express Credit Account Master Trust, Series 2022-1, Class A

2.21%, 3/15/27	1,900	1,808

American Express Credit Account Master Trust, Series 2022-2, Class A

3.39%, 5/15/27	2,100	2,027

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1

0.55%, 7/15/26	5,000	4,794

Discover Card Execution Note Trust, Series 2021-A1, Class A1

0.58%, 9/15/26	1,300	1,236

Synchrony Card Funding LLC

5.54%, 7/15/29	180	180

		10,045

Other – 0.9%

Verizon Master Trust, Series 2021-1, Class A

0.50%, 5/20/27	2,760	2,666

Total Asset-Backed Securities

(Cost $15,674)		15,135

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.1%

Non Agency – 4.1%

Benchmark Mortgage Trust, Series 2019-B12, Class A2

3.00%, 8/15/52	661	641

Benchmark Mortgage Trust, Series 2023-V3, Class A3

6.36%, 7/15/56	840	849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1% continued

Non Agency – 4.1% continued

Commercial Mortgage Trust, Series 2017-COR2, Class A3

3.51%, 9/10/50	$870	$790

JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4

3.23%, 10/15/48	4,090	3,879

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4

4.26%, 10/15/46(1)	—	—

Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5

3.45%, 2/15/48	4,415	4,212

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6

3.64%, 1/15/59	2,225	2,083

		12,454

Total Commercial Mortgage-Backed Securities

(Cost $13,432)		12,454

CORPORATE BONDS – 25.4%

Aerospace & Defense – 0.0%

Howmet Aerospace, Inc.,

5.13%, 10/1/24	134	132

Asset Management – 0.8%

Blue Owl Credit Income Corp.,

5.50%, 3/21/25	1,200	1,161

FS KKR Capital Corp.,

1.65%, 10/12/24	980	931

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

4.75%, 9/15/24	310	299

		2,391

Automotive – 1.3%

Aptiv PLC/Aptiv Corp.,

2.40%, 2/18/25	570	542

Ford Motor Credit Co. LLC,

3.38%, 11/13/25	260	241

General Motors Financial Co., Inc.,

3.50%, 11/7/24	1,050	1,020

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	281	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Automotive – 1.3% continued

Nissan Motor Acceptance Co. LLC,

(Floating, CME Term SOFR 3M + 0.90%), 6.30%, 3/8/24 (2) (3)	$1,300	$1,295

Toyota Motor Credit Corp.,

4.40%, 9/20/24	990	978

		4,076

Banking – 1.5%

Citigroup, Inc.,

(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (4)	1,200	1,161

Citizens Financial Group, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (4)	30	25

Fifth Third Bancorp,

2.38%, 1/28/25	265	252

First-Citizens Bank & Trust Co.,

(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (4)	450	429

JPMorgan Chase & Co.,

(Floating, U.S. SOFR + 0.58%), 5.92%, 6/23/25 (3)	500	499

(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (4)	60	53

Truist Financial Corp.,

(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (4)	1,000	963

Wells Fargo & Co.,

(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (4)	380	366

(Floating, U.S. SOFR + 1.32%), 6.64%, 4/25/26 (3)	700	704

		4,452

Containers & Packaging – 0.4%

Graphic Packaging International LLC,

4.75%, 7/15/27(2)	1,180	1,112

E-Commerce Discretionary – 0.4%

eBay, Inc.,

1.90%, 3/11/25	1,300	1,229

Electric Utilities – 1.4%

Ameren Corp.,

2.50%, 9/15/24	420	406

American Electric Power Co., Inc.,

1.00%, 11/1/25	675	612

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Electric Utilities – 1.4% continued

Calpine Corp.,

4.50%, 2/15/28 (2)	$300	$271

DTE Energy Co.,

1.05%, 6/1/25	1,660	1,531

Vistra Operations Co. LLC,

5.13%, 5/13/25 (2)	1,400	1,364

		4,184

Electrical Equipment – 0.8%

Amphenol Corp.,

2.05%, 3/1/25	780	742

Keysight Technologies, Inc.,

4.55%, 10/30/24	850	835

Otis Worldwide Corp.,

2.06%, 4/5/25	815	769

		2,346

Entertainment Content – 0.1%

Take-Two Interactive Software, Inc.,

3.55%, 4/14/25	160	154

Finance Companies – 0.3%

Blackstone Private Credit Fund,

7.05%, 9/29/25	900	901

Food – 0.8%

Hershey (The) Co.,

0.90%, 6/1/25	590	547

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

5.50%, 1/15/30	600	560

Lamb Weston Holdings, Inc.,

4.88%, 5/15/28 (2)	220	203

Nestle Holdings, Inc.,

0.61%, 9/14/24 (2)	1,300	1,240

		2,550

Health Care Facilities & Services – 0.7%

Catalent Pharma Solutions, Inc.,

5.00%, 7/15/27 (2)	460	422

Cigna Group (The),

1.25%, 3/15/26	580	522

Elevance Health, Inc.,

2.38%, 1/15/25	1,180	1,127

		2,071

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	282	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Home Construction – 0.3%

D.R. Horton, Inc.,

2.50%, 10/15/24	$750	$724

Forestar Group, Inc.,

5.00%, 3/1/28 (2)	370	332

		1,056

Household Products – 1.0%

Colgate-Palmolive Co.,

4.80%, 3/2/26	570	567

Haleon UK Capital PLC,

3.13%, 3/24/25	1,500	1,441

Kenvue, Inc.,

5.35%, 3/22/26 (2)	1,080	1,078

		3,086

Industrial Support Services – 0.2%

WW Grainger, Inc.,

1.85%, 2/15/25	650	617

Institutional Financial Services – 1.2%

Coinbase Global, Inc.,

3.38%, 10/1/28 (2)	600	432

Goldman Sachs Group (The), Inc.,

(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (4)	10	10

Morgan Stanley,

3.70%, 10/23/24	1,000	977

(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (4)	230	223

State Street Corp.,

5.27%, 8/3/26	2,000	1,981

		3,623

Insurance – 2.4%

Brown & Brown, Inc.,

4.20%, 9/15/24	500	491

Corebridge Financial, Inc.,

3.50%, 4/4/25	300	288

GA Global Funding Trust,

(Floating, U.S. SOFR + 0.50%), 5.84%, 9/13/24 (2) (3)	2,400	2,367

Highlands Holdings Bond Issuer
Ltd./Highlands Holdings Bond Co-Issuer, Inc.,

7.63%, (100% Cash), 10/15/25 (2) (5)	621	607

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Insurance – 2.4% continued

Jackson National Life Global Funding,

1.75%, 1/12/25 (2)	$850	$798

New York Life Global Funding,

(Floating, U.S. SOFR Compounded Index + 0.33%), 5.63%, 1/14/25 (2) (3)	1,300	1,298

Principal Life Global Funding II,

2.25%, 11/21/24 (2)	930	891

Protective Life Global Funding,

0.78%, 7/5/24 (2)	500	481

		7,221

Leisure Facilities & Services – 1.1%

Hyatt Hotels Corp.,

1.80%, 10/1/24	1,500	1,439

5.75%, 1/30/27	1,900	1,888

		3,327

Machinery – 0.3%

CNH Industrial Capital LLC,

3.95%, 5/23/25	460	446

Stanley Black & Decker, Inc.,

6.27%, 3/6/26	400	402

		848

Medical Equipment & Devices – 0.9%

Baxter International, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.44%), 5.78%, 11/29/24 (3)	540	537

DH Europe Finance II S.a.r.l.,

2.20%, 11/15/24	840	808

GE HealthCare Technologies, Inc.,

5.55%, 11/15/24	1,300	1,293

		2,638

Oil & Gas Producers – 2.6%

Continental Resources, Inc.,

2.27%, 11/15/26 (2)	100	89

EQT Corp.,

6.13%, 2/1/25	1,100	1,096

ONEOK, Inc.,

2.20%, 9/15/25	500	465

5.55%, 11/1/26	2,210	2,196

Phillips 66,

3.85%, 4/9/25	1,900	1,848

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	283	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Oil & Gas Producers – 2.6% continued

Pioneer Natural Resources Co.,

1.13%, 1/15/26	$1,160	$1,048

Plains All American Pipeline L.P.,

(Variable, CME Term SOFR 3M + 4.37%), 9.74%, 11/20/23 (3) (6)	525	496

Williams (The) Cos., Inc.,

5.40%, 3/2/26	730	724

		7,962

Real Estate Investment Trusts – 1.2%

American Tower Corp.,

2.40%, 3/15/25	945	896

1.30%, 9/15/25	940	860

Equinix, Inc.,

2.63%, 11/18/24	975	938

Healthpeak OP LLC,

3.25%, 7/15/26	50	47

Simon Property Group L.P.,

2.00%, 9/13/24	870	838

		3,579

Retail - Consumer Staples – 0.1%

Dollar General Corp.,
4.25%, 9/20/24	170	167

Retail - Discretionary – 0.8%

AutoZone, Inc.,

5.05%, 7/15/26	250	246

Home Depot (The), Inc.,

4.00%, 9/15/25	1,260	1,230

Lowe’s Cos., Inc.,

4.40%, 9/8/25	990	968

		2,444

Semiconductors – 0.4%

Analog Devices, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.25%), 1.35%, 10/1/24 (3)	200	200

Intel Corp.,

4.88%, 2/10/26	65	64

Microchip Technology, Inc.,

0.98%, 9/1/24	920	878

Texas Instruments, Inc.,

4.70%, 11/18/24	210	208

		1,350

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Software – 0.8%

Oracle Corp.,

2.95%, 11/15/24	$2,000	$1,938

Roper Technologies, Inc.,

2.35%, 9/15/24	470	454

		2,392

Specialty Finance – 1.2%

Ally Financial, Inc.,

3.88%, 5/21/24	1,000	981

American Express Co.,

2.50%, 7/30/24	540	525

Aviation Capital Group LLC,

1.95%, 1/30/26 (2)	1,100	989

Synchrony Financial,

4.88%, 6/13/25	870	834

7.25%, 2/2/33	225	199

		3,528

Steel – 0.1%

Nucor Corp.,

3.95%, 5/23/25	410	398

Technology Services – 1.0%

Fidelity National Information Services, Inc.,

4.50%, 7/15/25	340	332

Fiserv, Inc.,

2.75%, 7/1/24	260	254

Global Payments, Inc.,

1.50%, 11/15/24	240	228

2.65%, 2/15/25	500	476

International Business Machines Corp.,

4.00%, 7/27/25	985	959

PayPal Holdings, Inc.,

2.40%, 10/1/24	660	639

		2,888

Telecommunications – 0.8%

T-Mobile U.S.A., Inc.,

3.50%, 4/15/25	1,700	1,640

Verizon Communications, Inc.,

0.85%, 11/20/25	790	715

		2,355

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	284	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 25.4% continued

Transportation & Logistics – 0.1%

United Airlines Pass Through Trust, Series 2020-1, Class B,

4.88%, 1/15/26	$310	$300

Wholesale - Consumer Staples – 0.4%

Bunge Ltd. Finance Corp.,

1.63%, 8/17/25	1,310	1,211

Total Corporate Bonds

(Cost $79,857)		76,588

FOREIGN ISSUER BONDS – 13.4%

Asset Management – 0.3%

UBS Group A.G.,

(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(2) (4)	1,000	996

Automotive – 0.2%

Kia Corp.,

2.38%, 2/14/25 (2)	410	391

Mercedes-Benz Finance North America LLC,

5.38%, 8/1/25 (2)	330	329

		720

Banking – 7.6%

ANZ New Zealand International Ltd.,

(Floating, U.S. SOFR + 0.60%), 5.94%, 2/18/25 (2) (3)	810	809

Australia & New Zealand Banking
Group Ltd.,

5.09%, 12/8/25	250	248

Bank of Montreal,

(Floating, U.S. SOFR Compounded Index + 0.62%), 5.96%, 9/15/26 (3)	100	99

Bank of New Zealand,

2.00%, 2/21/25 (2)	1,170	1,108

Bank of Nova Scotia (The),

4.50%, 12/16/25	300	290

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (4)	685	678

BNP Paribas S.A.,

4.25%, 10/15/24	1,000	979

(Variable, CME Term SOFR 3M + 1.37%), 2.82%, 11/19/25 (2) (4)	1,110	1,066

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.4% continued

Banking – 7.6% continued

BPCE S.A.,

1.00%, 1/20/26 (2)	$490	$438

Cooperatieve Rabobank U.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (2) (4)	1,950	1,794

Credit Agricole S.A.,

3.25%, 10/4/24 (2)	800	779

Danske Bank A/S,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (2) (4)	565	564

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (2) (4)	480	480

Deutsche Bank A.G.,

0.96%, 11/8/23	560	557

Federation des Caisses Desjardins du Quebec,

2.05%, 2/10/25 (2)	1,500	1,420

(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (2) (4)	930	916

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (4)	1,110	1,052

Macquarie Bank Ltd.,

2.30%, 1/22/25 (2)	1,000	956

Mitsubishi UFJ Financial Group, Inc.,

2.80%, 7/18/24	1,000	975

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (4)	1,450	1,390

National Bank of Canada,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (4)	1,200	1,191

Nordea Bank Abp,

(Floating, U.S. SOFR + 0.96%), 6.30%, 6/6/25 (2) (3)	800	802

Royal Bank of Canada,

1.15%, 6/10/25	550	509

Skandinaviska Enskilda Banken AB,

0.65%, 9/9/24 (2)	900	856

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	285	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.4% continued

Banking – 7.6% continued

Societe Generale S.A.,

2.63%, 10/16/24 (2)	$1,000	$961

Standard Chartered PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (2) (4)	900	895

Sumitomo Mitsui Financial Group, Inc.,

2.45%, 9/27/24	1,200	1,159

		22,971

Electric Utilities – 0.3%

Drax Finco PLC,

6.63%, 11/1/25 (2)	400	383

Enel Finance International N.V.,

4.25%, 6/15/25 (2)	400	388

		771

Governmental Banks – 0.6%

Kreditanstalt fuer Wiederaufbau,

0.50%, 9/20/24	1,860	1,771

Industrial Support Services – 0.4%

Element Fleet Management Corp.,

6.27%, 6/26/26(2)	1,050	1,046

Institutional Financial Services – 0.6%

Sumitomo Mitsui Trust Bank Ltd.,

(Floating, U.S. SOFR + 0.44%), 5.78%, 9/16/24(2) (3)	1,900	1,895

Local – 0.3%

Japan Finance Organization for
Municipalities,

1.75%, 9/5/24(2)	1,020	982

Oil & Gas Producers – 0.2%

Enbridge, Inc.,

2.50%, 1/15/25	510	487

Sovereign Agencies – 0.3%

Kommunalbanken AS,

0.38%, 9/11/25(2)	1,100	1,002

Specialty Finance – 0.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

1.75%, 1/30/26	1,070	966

Avolon Holdings Funding Ltd.,

2.88%, 2/15/25 (2)	1,000	944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.4% continued

Specialty Finance – 0.7% continued

goeasy Ltd.,

4.38%, 5/1/26 (2)	$160	$146

		2,056

Supranationals – 1.0%

European Investment Bank,

0.38%, 7/24/24	3,000	2,879

Transportation & Logistics – 0.9%

Air Canada,

3.88%, 8/15/26 (2)	320	290

Canadian Pacific Railway Co.,

1.35%, 12/2/24	2,550	2,418

		2,708

Total Foreign Issuer Bonds

(Cost $41,940)		40,284

U.S. GOVERNMENT AGENCIES – 9.2% (7)

Fannie Mae – 3.2%

Pool #555649,

7.50%, 10/1/32	6	6

Pool #AD0915,

5.50%, 12/1/38	17	16

Pool #AI3471,

5.00%, 6/1/41	52	50

Pool #BA6574,

3.00%, 1/1/31	489	456

Pool #BC0266,

3.50%, 2/1/31	439	412

Pool #BC1465,

2.50%, 7/1/31	282	254

Pool #BE0514,

2.50%, 11/1/31	851	768

Pool #BM1239,

3.50%, 2/1/32	468	439

Pool #BM4485,

3.00%, 9/1/30	813	778

Pool #BM5017,

3.00%, 3/1/30	442	412

Pool #BM5525,

4.00%, 3/1/31	106	102

Pool #BM5708,

3.00%, 12/1/29	62	60

Pool #FM1534,

4.50%, 9/1/49	710	664

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	286	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 9.2% (7) continued

Fannie Mae – 3.2% continued

Pool #FM1773,

3.00%, 12/1/31	$387	$368

Pool #FM1849,

3.50%, 12/1/33	442	416

Pool #FM1852,

3.00%, 7/1/33	552	515

Pool #FM1897,

3.00%, 9/1/32	407	378

Pool #FM3308,

3.00%, 4/1/32	1,238	1,176

Pool #FS2701,

2.50%, 2/1/35	805	734

Pool #FS4618,

4.50%, 2/1/51	783	728

Pool #FS4653,

5.50%, 5/1/53	664	642

Pool #MA3090,

3.00%, 8/1/32	210	194

		9,568

Freddie Mac – 5.7%

Freddie Mac REMICS, Series 4835, Class CA,

3.50%, 1/15/47	354	333

Pool #1B3617,

(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.13% Cap), 4.73%, 10/1/37(3)	52	52

Pool #RA8880,

5.50%, 4/1/53	865	838

Pool #SB0084,

3.00%, 2/1/32	1,316	1,225

Pool #SB0093,

2.50%, 12/1/31	2,549	2,304

Pool #SB0215,

3.00%, 2/1/32	451	428

Pool #SB0216,

3.00%, 12/1/32	857	796

Pool #SB0329,

3.00%, 9/1/32	1,016	948

Pool #SD1360,

5.50%, 7/1/52	888	859

Pool #SD1959,

6.50%, 12/1/52	837	845

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 9.2% (7) continued

Freddie Mac – 5.7% continued

Pool #SD2342,

5.00%, 12/1/44	$947	$924

Pool #SD2665,

6.00%, 4/1/53	863	857

Pool #SD2902,

5.50%, 5/1/53	668	646

Pool #SD2922,

5.00%, 5/1/53	982	927

Pool #SD2999,

5.50%, 6/1/53	990	958

Pool #SD3133,

5.00%, 6/1/53	793	749

Pool #SD3136,

5.50%, 6/1/53	796	770

Pool #SD3174,

5.50%, 6/1/53	785	759

Pool #ZA2807,

2.50%, 2/1/28	66	62

Pool #ZK9070,

3.00%, 11/1/32	438	405

Pool #ZS6689,

2.50%, 4/1/28	204	194

Pool #ZS8598,

3.00%, 2/1/31	572	531

Pool #ZS8675,

2.50%, 11/1/32	882	796

		17,206

Freddie Mac Gold – 0.2%

Pool #A92650,

5.50%, 6/1/40	32	32

Pool #E04360,

2.50%, 4/1/28	250	237

Pool #G18641,

3.00%, 4/1/32	160	148

Pool #G18647,

3.00%, 6/1/32	391	362

		779

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	287	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 9.2% (7) continued

Government National Mortgage Association – 0.1%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	$388	$342

Total U.S. Government Agencies

(Cost $30,144)		27,895

U.S. GOVERNMENT OBLIGATIONS – 41.4%

U.S. Treasury Notes – 41.4%

4.50%, 11/30/24	43,940	43,499

4.00%, 2/15/26	41,097	40,228

4.13%, 6/15/26	41,800	41,026

		124,753

Total U.S. Government Obligations

(Cost $126,127)		124,753

MUNICIPAL BONDS – 0.7%

Florida – 0.5%

Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A, 1.26%, 7/1/25	1,100	1,021

Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B, 1.23%, 10/1/25	500	460

		1,481

New York – 0.2%

New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,

2.12%, 1/1/24	640	634

Total Municipal Bonds

(Cost $2,240)		2,115

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(8) (9)	974,619	$975

Total Investment Companies

(Cost $975)		975

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill,

4.80%, 10/26/23(10) (11)	$305	$304

Total Short-Term Investments

(Cost $304)		304

Total Investments – 99.6%

(Cost $310,693)		300,503

Other Assets less Liabilities – 0.4%		1,204

NET ASSETS – 100.0%		$301,707

(1)	Principal Amount and Value rounds to less than one thousand.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2023 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	288	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

2-Year U.S. Treasury Note	257	$52,097	Long	12/23	$(106)

5-Year U.S. Treasury Note	(185)	(19,491)	Short	12/23	123

Total					$ 17

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Asset-Backed Securities	5.0%

Commercial Mortgage-Backed Securities	4.1%

Corporate Bonds	25.4%

Foreign Issuer Bonds	13.4%

U.S. Government Agencies	9.2%

U.S. Government Obligations	41.4%

Municipal Bonds	0.7%

Investment Companies	0.3%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-backed securities(1)	$ —	$ 15,135	$—	$ 15,135

Commercial Mortgage-Backed Securities	—	12,454	—	12,454

Corporate Bonds(1)	—	76,588	—	76,588

Foreign Issuer Bonds(1)	—	40,284	—	40,284

U.S. Government Agencies(1)	—	27,895	—	27,895

U.S. Government Obligations	—	124,753	—	124,753

Municipal Bonds(1)	—	2,115	—	2,115

Investment Companies	975	—	—	975

Short-Term Investments	—	304	—	304

Total Investments	$975	$299,528	$—	$300,503

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$123	$ —	$—	$123

Liabilities

Futures Contracts	(106)	—	—	(106)

Total Other Financial Instruments	$ 17	$ —	$—	$ 17
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	289	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 0.0%

Automobile – 0.0%

GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A

5.74%, 9/16/26	$1,100	$1,100

Total Asset-Backed Securities

(Cost $1,100)		1,100

CORPORATE BONDS – 10.9%

Aerospace & Defense – 0.2%

Boeing (The) Co.,

1.43%, 2/4/24	5,000	4,920

Asset Management – 0.4%

FS KKR Capital Corp.,

1.65%, 10/12/24	10,000	9,501

Automotive – 0.3%

General Motors Financial Co., Inc.,

(Floating, U.S. SOFR + 0.62%), 5.92%, 10/15/24 (1)	2,000	1,994

Nissan Motor Acceptance Co. LLC,

1.13%, 9/16/24 (2)	4,500	4,272

		6,266

Banking – 3.0%

Bank of America Corp.,

(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	10,000	9,775

Citigroup, Inc.,

(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (3)	10,000	9,443

Citizens Bank N.A.,

(Variable, U.S. SOFR + 1.40%), 4.12%, 5/23/25 (3)	5,000	4,834

Huntington National Bank (The),

(Variable, U.S. SOFR + 1.21%), 4.01%, 5/16/25 (3)	5,000	4,874

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 0.98%), 3.85%, 6/14/25 (3)	5,000	4,912

(Floating, U.S. SOFR + 0.77%), 6.11%, 9/22/27 (1)	11,400	11,196

KeyBank N.A.,

4.70%, 1/26/26	1,250	1,185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 10.9% continued

Banking – 3.0% continued

Santander Holdings U.S.A., Inc.,

(Variable, U.S. SOFR Compounded Index + 1.38%), 4.26%, 6/9/25 (3)	$9,500	$9,282

Truist Financial Corp.,

(Floating, U.S. SOFR + 0.40%), 5.74%, 6/9/25 (1)	5,000	4,889

Wells Fargo & Co.,

(Variable, CME Term SOFR 3M + 1.09%), 2.41%, 10/30/25 (3)	10,000	9,583

		69,973

Consumer Services – 0.3%

Yale University,

0.87%, 4/15/25	7,633	7,130

Electric Utilities – 0.6%

Black Hills Corp.,

1.04%, 8/23/24	5,700	5,449

NextEra Energy Capital Holdings, Inc.,

5.75%, 9/1/25	10,000	9,972

		15,421

Food – 0.4%

Tyson Foods, Inc.,

3.95%, 8/15/24	10,000	9,830

Insurance – 3.7%

Athene Global Funding,

1.20%, 10/13/23 (2)	15,000	14,978

0.95%, 1/8/24 (2)	20,700	20,402

Corebridge Financial, Inc.,

3.50%, 4/4/25	10,000	9,594

Jackson Financial, Inc.,

1.13%, 11/22/23	9,540	9,468

Metropolitan Life Global Funding I,

(Floating, U.S. SOFR + 0.30%), 5.64%, 9/27/24 (1) (2)	5,000	4,993

New York Life Global Funding,

0.90%, 10/29/24 (2)	8,600	8,149

(Floating, U.S. SOFR + 0.48%), 5.82%, 6/9/26 (1) (2)	10,000	9,917

Security Benefit Global Funding,

1.25%, 5/17/24	9,300	8,975

		86,476

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	290	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 10.9% continued

Medical Equipment & Devices – 0.5%

Baxter International, Inc.,

1.32%, 11/29/24	$5,000	$4,733

Zimmer Biomet Holdings, Inc.,

1.45%, 11/22/24	7,600	7,217

		11,950

Semiconductors – 0.0%

Intel Corp.,

4.88%, 2/10/26	795	785

Specialty Finance – 1.4%

Air Lease Corp.,

0.80%, 8/18/24	10,000	9,535

Capital One Financial Corp.,

(Variable, U.S. SOFR + 0.69%), 1.34%, 12/6/24 (3)	9,490	9,375

(Floating, U.S. SOFR + 0.69%), 6.03%, 12/6/24 (1)	3,700	3,659

Synchrony Financial,

4.88%, 6/13/25	10,000	9,588

		32,157

Technology Services – 0.1%

Global Payments, Inc.,

1.50%, 11/15/24	3,450	3,277

Total Corporate Bonds

(Cost $263,539)		257,686

FOREIGN ISSUER BONDS – 12.4%

Banking – 10.1%

Banco Santander S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 5.74%, 6/30/24 (3)	5,000	4,991

5.15%, 8/18/25	5,000	4,895

Bank of Montreal,

(Floating, U.S. SOFR Compounded Index + 0.62%), 5.96%, 9/15/26 (1)	14,600	14,427

Bank of Nova Scotia (The),

(Floating, U.S. SOFR + 0.61%), 5.95%, 9/15/26 (1)	14,770	14,548

Banque Federative du Credit Mutuel S.A.,

(Floating, U.S. SOFR Compounded Index + 0.41%), 5.75%, 2/4/25 (1) (2)	18,000	17,914

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 12.4% continued

Banking – 10.1% continued

Commonwealth Bank of Australia,

(Floating, U.S. SOFR + 0.40%), 5.68%, 7/7/25 (1) (2)	$5,000	$4,983

Cooperatieve Rabobank U.A.,

1.38%, 1/10/25	5,000	4,731

5.50%, 7/18/25	10,000	9,955

Credit Suisse A.G.,

3.63%, 9/9/24	5,000	4,866

DBS Group Holdings Ltd.,

1.17%, 11/22/24 (2)	15,000	14,262

(Floating, U.S. SOFR Compounded Index + 0.30%), 5.64%, 11/22/24 (1) (2)	5,000	4,983

Deutsche Bank A.G.,

(Floating, U.S. SOFR + 1.22%), 6.56%, 11/16/27 (1)	7,500	7,167

Federation des Caisses Desjardins du Quebec,

4.40%, 8/23/25 (2)	5,000	4,839

HSBC Holdings PLC,

(Variable, U.S. SOFR + 0.58%), 1.16%, 11/22/24 (3)	10,000	9,906

ING Groep N.V.,

(Floating, U.S. SOFR Compounded Index + 1.01%), 6.35%, 4/1/27 (1)	23,800	23,541

Macquarie Group Ltd.,

(Floating, U.S. SOFR + 0.71%), 6.01%, 10/14/25 (1) (2)	15,740	15,652

Mizuho Financial Group, Inc.,

(Floating, U.S. SOFR + 0.96%), 6.30%, 5/22/26 (1)	10,000	9,998

National Bank of Canada,

(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	9,160	8,985

Nationwide Building Society,

(Floating, U.S. SOFR + 1.29%), 6.63%, 2/16/28 (1) (2)	9,300	9,079

NatWest Markets PLC,

(Floating, U.S. SOFR + 0.76%), 6.11%, 9/29/26 (1) (2)	7,800	7,671

Royal Bank of Canada,

(Floating, U.S. SOFR Compounded Index + 0.59%), 5.93%, 11/2/26 (1)	10,000	9,854

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	291	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 12.4% continued

Banking – 10.1% continued

Sumitomo Mitsui Financial Group, Inc.,

5.46%, 1/13/26	$10,000	$9,901

(Floating, U.S. SOFR + 0.88%), 6.16%, 1/14/27 (1)	9,880	9,842

Toronto-Dominion Bank (The),

(Floating, U.S. SOFR + 0.35%), 5.69%, 9/10/24 (1)	5,000	4,988

5.10%, 1/9/26	5,000	4,933

		236,911

Institutional Financial Services – 0.4%

Nomura Holdings, Inc.,

5.71%, 1/9/26	10,000	9,894

Oil & Gas Producers – 0.3%

TransCanada PipeLines Ltd.,

1.00%, 10/12/24	7,910	7,514

Specialty Finance – 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

1.65%, 10/29/24	10,000	9,513

Transportation & Logistics – 0.8%

Canadian Pacific Railway Co.,

1.35%, 12/2/24	20,000	18,961

Transportation Equipment – 0.4%

Daimler Truck Finance North

America LLC,

1.63%, 12/13/24 (2)	5,350	5,083

(Floating, U.S. SOFR + 0.75%), 6.09%, 12/13/24 (1) (2)	5,000	4,992

		10,075

Total Foreign Issuer Bonds

(Cost $298,594)		292,868

U.S. GOVERNMENT OBLIGATIONS – 0.8%

U.S. Treasury Notes – 0.8%

4.75%, 7/31/25	20,000	19,867

Total U.S. Government Obligations

(Cost $19,912)		19,867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 57.3%

Alabama – 3.8%

Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,

5.00%, 9/1/25	$7,425	$7,586

Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,

(Floating, U.S. SOFR + 1.40%), 4.96%, 6/1/27(1) (4)	20,000	19,978

Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S,

4.00%, 12/1/23	2,100	2,098

4.00%, 12/1/24	3,000	2,977

Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,

4.00%, 12/1/23	1,600	1,598

Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,

(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.33%, 12/1/26(1) (4)	29,000	28,234

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,

(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.63%, 4/1/24(1) (4)	26,000	25,999

Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,

4.00%, 10/1/23	425	425

		88,895

Alaska – 0.5%

Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),

5.00%, 10/1/23	1,525	1,525

Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,

5.00%, 12/1/23	1,495	1,497

North Slope Borough G.O. Unlimited Bonds, Series C,

4.00%, 6/30/24	9,360	9,362

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	292	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Alaska – 0.5% continued

Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,

5.00%, 6/1/24	$580	$583

		12,967

Arizona – 0.9%

Arizona State Health Facilities Authority Variable Revenue Bonds, Series B-RMK, Banner Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.23%, 11/4/26(1) (4)	9,130	8,964

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,

4.00%, 11/1/23	600	600

Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),

5.00%, 7/1/25	2,500	2,540

Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,

5.00%, 7/1/25	1,055	1,078

Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 4.55%, 10/18/24(1) (4)	7,495	7,477

		20,659

California – 4.2%

Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,

(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.28%, 4/1/27(1) (4)	8,500	8,311

Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,

(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.43%, 4/1/26(1) (4)	8,750	8,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

California – 4.2% continued

California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,

(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.33%, 8/1/24(1) (4)	$12,000	$11,886

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,

4.13%, 10/1/25(4) (5)	4,000	3,971

California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),

5.00%, 5/15/24	500	502

California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,

4.00%, 11/1/23	3,000	3,000

4.00%, 11/1/24	3,020	3,029

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,

5.00%, 5/15/25	420	425

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,

5.00%, 5/15/25	1,890	1,914

Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,

5.00%, 7/1/25	4,000	4,111

Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,

(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.12%, 5/21/24(1) (4)	7,000	6,977

Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,

(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.12%, 5/21/24(1) (4)	3,880	3,867

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	293	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

California – 4.2% continued

Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,

(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.12%, 5/21/24(1) (4)	$13,625	$13,585

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project, Escrowed to Maturity,

5.00%, 10/15/24	10,000	10,144

Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),

5.00%, 8/1/24	3,000	3,029

Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),

4.00%, 7/1/24	1,000	1,001

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series H (AMT),

5.00%, 5/1/25	8,500	8,610

University Of California Revenue Refunding Bonds, Series B,

5.00%, 5/15/25	4,000	4,093

Vernon Electric System Revenue Bonds, Series A,

5.00%, 10/1/23	1,250	1,250

5.00%, 10/1/24	1,100	1,105

		99,367

Colorado – 1.7%

Colorado State COPS, Series A,

5.00%, 12/15/25	1,350	1,384

Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,

(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 4.53%, 8/17/26(1) (4)	22,100	21,913

Denver City & County Airport Revenue Bonds, Series A (AMT),

5.00%, 11/15/24	1,375	1,385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Colorado – 1.7% continued

Denver City & County Airport Revenue Refunding Bonds, Series C,

5.00%, 11/15/25	$9,000	$9,227

E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,

(Floating, U.S. SOFR + 0.35%), 3.91%, 9/1/24(1) (4)	5,880	5,858

		39,767

Connecticut – 2.2%

Connecticut State Forward Delivery G.O. Unlimited Bonds, Social Bonds,

5.00%, 7/15/24	1,525	1,538

Connecticut State G.O. Unlimited Bonds, Series B, Social Bonds,

4.00%, 6/1/24	2,350	2,351

Connecticut State G.O. Unlimited Refunding Bonds, Series D,

5.00%, 9/15/24	4,000	4,043

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,

2.80%, 2/10/26(4) (5)	5,000	4,818

Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Bonds, Series A4, Social Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.28%, 11/15/24(1) (4)	10,000	9,960

Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Refunding Bonds, Series C, Social Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.63%), 4.61%, 11/15/24(1) (4)	6,890	6,872

Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,

5.00%, 5/15/24	2,775	2,784

5.00%, 11/15/24	2,335	2,351

Connecticut State Special Tax Obligation Revenue Bonds, Series B,

5.00%, 10/1/23	3,500	3,500

5.00%, 10/1/24	700	708

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	294	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Connecticut – 2.2% continued

Connecticut State Special Tax Obligation Revenue Bonds, Series D,

5.00%, 11/1/23	$3,485	$3,487

5.00%, 11/1/24	2,475	2,504

Greenwich G.O. Unlimited Bonds,

5.00%, 1/15/24	6,315	6,335

		51,251

District of Columbia – 0.7%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,

5.00%, 12/1/24	3,740	3,793

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/23	1,720	1,720

5.00%, 10/1/24	2,000	2,012

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/24	10,000	10,059

		17,584

Florida – 2.1%

Duval County School Board COPS, Series A (AGM Insured),

5.00%, 7/1/25	3,000	3,054

Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,

5.00%, 7/1/25	3,000	3,060

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/25	2,000	2,039

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B,

5.00%, 6/1/25	1,870	1,906

Florida State Department of Transportation Financing Corp. Revenue Bonds,

5.00%, 7/1/25	4,945	5,054

Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,

5.00%, 10/1/25	1,500	1,520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Florida – 2.1% continued

Lee County Airport Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/23	$2,250	$2,250

Miami-Dade County Aviation Revenue Refunding Bonds, Series A,

5.00%, 10/1/23	2,500	2,500

Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,

5.00%, 7/1/24	7,000	7,057

Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),

5.00%, 9/1/25(4) (5)	2,500	2,512

Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Florida Project,

(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 4.36%, 7/1/24(1) (4)	10,000	9,855

Orange County Water & Wastewater Revenue Bonds,

5.00%, 10/1/23	4,840	4,840

Seminole County Water & Sewer Revenue Refunding Bonds, Series A,

5.00%, 10/1/24	4,000	4,045

		49,692

Georgia – 0.4%

Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,

5.00%, 12/1/25	775	796

Atlanta G.O. Unlimited Bonds, Series A-2,

5.00%, 12/1/25	1,575	1,618

Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 4/1/24	1,000	1,006

Georgia State G.O. Unlimited Bonds, Series A, Group 1,

5.00%, 8/1/25	4,000	4,093

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,

5.00%, 6/1/24	600	599

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	295	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Georgia – 0.4% continued

5.00%, 6/1/25	$700	$700

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,

4.00%, 12/1/23	750	749

Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,

3.88%, 3/6/26(4) (5)	1,000	979

		10,540

Idaho – 0.1%

Idaho State Health Facilities Authority Revenue Refunding Bonds, Series D, Trinity Health,

5.00%, 12/1/24	1,520	1,537

Illinois – 0.9%

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),

5.00%, 1/1/26	3,500	3,534

Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),

5.00%, 1/1/24	2,000	2,002

5.00%, 1/1/25	1,000	1,007

Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,

5.00%, 12/15/23	1,000	1,002

Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History, (Floating, U.S. SOFR + 1.20%),

4.92%, 9/1/25(1) (4)	9,860	9,806

Illinois State G.O. Unlimited Bonds, Series D,

5.00%, 11/1/24	1,020	1,028

Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,

5.00%, 12/1/24	2,210	2,234

Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,

5.00%, 12/1/25	1,000	1,023

		21,636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Indiana – 0.9%

Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),

5.00%, 7/15/25	$1,545	$1,573

Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,

2.25%, 7/1/25(4) (5)	10,000	9,632

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, Indiana University Health,

5.00%, 12/1/24	1,420	1,435

Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,

5.00%, 2/1/25	1,025	1,041

Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,

(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.28%, 3/1/27(1) (4)	6,935	6,704

		20,385

Iowa – 0.4%

Ames G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/24	1,840	1,853

Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,

5.00%, 6/1/24	7,155	7,199

		9,052

Kansas – 0.2%

Maize G.O. Unlimited Bonds, Series A,

0.45%, 9/1/24	3,520	3,354

Topeka G.O. Unlimited Refunding Bonds, Series A,

4.00%, 8/15/25	1,925	1,929

		5,283

Kentucky – 0.4%

Asset/Liability Commission General Revenue Refunding Bonds, Series A,

5.00%, 11/1/23	4,350	4,353

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	296	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Kentucky – 0.4% continued

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(4) (5)	$5,410	$5,359

		9,712

Louisiana – 0.6%

Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,

(Floating, U.S. SOFR + 0.50%), 4.22%, 5/1/26(1) (4)	12,305	12,016

Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,

5.00%, 8/15/25	3,000	3,052

		15,068

Maine – 0.1%

Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series A, Social Bonds,

0.40%, 11/15/23	1,035	1,030

Portland G.O. Unlimited Refunding Bonds,

4.00%, 4/1/24	700	700

South Portland G.O. Limited Refunding Bonds,

4.00%, 7/15/24	900	902

		2,632

Maryland – 0.3%

Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,

0.35%, 3/1/24	500	492

0.40%, 9/1/24	1,100	1,061

Montgomery County G.O. Unlimited Bonds, Series A,

5.00%, 8/1/25	4,500	4,604

Washington Suburban Sanitary District Revenue Bonds (County Gtd.),

5.00%, 6/1/24	1,000	1,008

		7,165

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Michigan – 1.3%

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,

(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 4.73%, 4/15/27(1) (4)	$15,000	$14,709

Michigan State HDA Rental Housing Revenue Bonds, Series A,

3.35%, 4/1/26	655	638

Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),

4.00%, 5/1/24	1,270	1,270

Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,

3.00%, 5/1/24	3,375	3,347

Wayne County Airport Authority Revenue Refunding Bonds (AMT),

4.00%, 12/1/24(2)	11,730	11,661

		31,625

Minnesota – 2.8%

Lakeville Independent School District No. 194 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program),

5.00%, 2/1/25	3,745	3,802

Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,

0.45%, 12/1/23	8,160	8,092

Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,

(Floating, U.S. SOFR + 1.00%), 4.56%, 12/1/27(1) (4)	40,000	39,127

Minnesota State G.O. Unlimited Bonds, Series B,

5.00%, 8/1/25	5,000	5,116

Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,

2.63%, 12/1/23	4,000	3,979

4.38%, 4/1/25	7,000	6,999

		67,115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	297	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Mississippi – 0.1%

Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,

5.00%, 12/1/25(6)	$1,530	$1,570

Missouri – 0.0%

Saint Louis County Special Obligation Revenue Refunding Bonds, Series F,

5.00%, 12/1/23	715	716

Nevada – 0.5%

Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,

5.00%, 7/1/24	1,500	1,506

5.00%, 7/1/25	2,550	2,576

Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),

5.00%, 7/1/24	2,000	2,007

Clark County School District G.O. Limited Bonds, Series A,

5.00%, 6/15/24	6,935	6,978

		13,067

New Jersey – 1.0%

Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),

3.00%, 8/15/24	500	494

Essex County G.O. Unlimited Bonds, Series A and C,

2.00%, 8/15/24	2,280	2,229

Fair Lawn G.O. Unlimited Bonds,

2.00%, 9/1/24	1,980	1,928

Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,

0.60%, 3/1/24	2,400	2,345

Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,

4.00%, 10/1/23	1,000	1,000

Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),

4.00%, 12/15/24	5,350	5,354

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

New Jersey – 1.0% continued

New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease, 9/1/25(7)	$1,655	$1,689

New Jersey State Educational Facilities Authority Revenue Bonds, Series B,

5.00%, 3/1/24	5,000	5,024

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A,

5.00%, 6/15/25	2,250	2,282

River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),

1.00%, 6/15/24	1,130	1,095

Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),

1.00%, 7/15/24	595	574

		24,014

New Mexico – 0.3%

New Mexico State G.O. Unlimited Bonds,

5.00%, 3/1/26	6,140	6,326

New York – 5.9%

Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),

5.00%, 5/1/24	2,350	2,366

Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,

(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.43%, 9/1/25(1) (4)	11,500	11,431

Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,

5.00%, 11/15/23	3,000	3,002

Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,

(Floating, U.S. SOFR + 0.33%), 3.89%, 4/1/24(1) (4)	4,490	4,476

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	298	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

New York – 5.9% continued

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,

(Floating, U.S. SOFR + 0.43%), 3.99%, 11/1/26(1)	$1,320	$1,306

Metropolitan Transportation Authority Variable Revenue Tender Notes,

(Floating, U.S. SOFR + 0.65%), 4.21%, 4/1/26(1) (4)	40,000	39,235

Monroe County G.O. Limited Bonds,

5.00%, 6/1/25	3,360	3,439

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,

5.00%, 11/1/23	8,000	8,006

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,

5.00%, 11/1/23	4,500	4,503

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,

5.00%, 3/15/24	16,000	16,082

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,

0.55%, 10/1/23	760	760

0.65%, 4/1/24	710	694

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/23	1,000	1,001

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/23	1,000	1,001

Oneida County G.O. Limited BANS,

5.00%, 3/1/24	7,000	7,034

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

New York – 5.9% continued

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,

(Floating, U.S. SOFR + 0.38%), 3.94%, 2/1/24(1) (4)	$3,915	$3,898

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,

5.00%, 11/15/24	11,000	11,149

5.00%, 11/15/25	3,500	3,590

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,

(Floating, U.S. SOFR + 1.05%), 4.61%, 4/1/26(1)	15,560	15,614

		138,587

North Carolina – 6.0%

Charlotte Airport Revenue Refunding Bonds, Series A,

5.00%, 7/1/24	4,000	4,035

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 4.58%, 12/1/23(1) (4)	37,000	37,015

North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,

1.05%, 10/1/23	950	950

North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,

5.00%, 5/1/26	3,520	3,637

North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,Escrowed to Maturity,

5.00%, 2/1/24	30,340	30,386

University of North Carolina at Chapel Hill Revenue Bonds, Series B,

(Floating, U.S. SOFR + 0.65%), 4.21%, 6/1/25(1) (4)	30,000	29,845

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	299	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

North Carolina – 6.0% continued

University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,

(Floating, U.S. SOFR + 0.65%), 4.21%, 6/1/25(1) (4)	$11,500	$11,441

University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,

(Floating, U.S. SOFR + 0.65%), 4.21%, 6/1/25(1) (4)	23,925	23,802

		141,111

North Dakota – 0.6%

Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,

0.48%, 5/1/24	12,990	12,565

University of North Dakota COPS, Series A (AGM Insured),

5.00%, 6/1/24	1,000	1,006

		13,571

Ohio – 0.7%

American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,

5.00%, 2/15/24	1,190	1,193

Cincinnati G.O. Unlimited Bonds, Series A,

5.00%, 12/1/24	4,000	4,053

Columbus G.O. Unlimited Bonds, Series A,

5.00%, 7/1/24	3,500	3,531

Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),

4.00%, 6/1/25(4) (5)	3,150	3,099

Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),

4.75%, 12/1/25(4) (5)	2,000	1,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Ohio – 0.7% continued

Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,

5.00%, 2/1/25	$2,000	$2,031

		15,905

Oklahoma – 0.6%

Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,

1.25%, 6/1/24	13,000	12,645

Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),

5.00%, 1/1/24	1,815	1,818

		14,463

Oregon – 0.4%

Oregon State Department of Transportation Highway User Tax Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 11/15/24(6)	5,500	5,570

Port of Portland Airport Revenue Bonds, Series 28 (AMT),

5.00%, 7/1/25	2,500	2,524

Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,

5.00%, 7/1/24	125	125

5.00%, 7/1/25	125	126

		8,345

Pennsylvania – 4.7%

Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,

(Floating, U.S. SOFR + 0.29%), 4.01%, 8/1/27(1) (4)	5,000	4,894

Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 4.68%, 5/15/27(1) (4)	40,000	39,578

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	300	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Pennsylvania – 4.7% continued

Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),

(Floating, U.S. SOFR + 0.35%), 3.91%, 11/1/25(1) (4)	$4,415	$4,309

Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,

5.00%, 11/15/25(6)	6,250	6,402

Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,

(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.38%, 3/1/26(1) (4)	7,000	6,920

Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,

(Floating, U.S. SOFR + 0.49%), 4.05%, 3/1/27(1) (4)	11,000	10,650

Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,

5.25%, 1/15/25(6)	5,215	5,298

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project,

(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.38%, 6/3/24(1) (4)	13,165	13,137

Pennsylvania State G.O. Unlimited Bonds,

5.00%, 10/1/24	6,010	6,077

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,

5.00%, 4/1/24	750	753

Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 4.83%, 7/15/26(1) (4)	2,500	2,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Pennsylvania – 4.7% continued

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,

4.00%, 12/1/23	$6,000	$5,999

Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,

5.00%, 7/1/24	1,200	1,204

Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),

5.00%, 9/1/24	630	635

Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),

5.00%, 9/1/24	600	605

Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),

5.00%, 9/1/25	2,000	2,045

		111,006

Puerto Rico – 0.2%

Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),

5.00%, 3/1/26(4) (5)	4,250	4,335

South Carolina – 0.5%

Clover School District No. 2 G.O. Unlimited BANS (SCSDE Insured), 10/3/24(7)	10,000	10,107

Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),

3/1/25(7)	2,005	2,034

		12,141

Tennessee – 0.7%

Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),

3.95%, 12/1/25(4) (5)	3,500	3,409

Knoxville G.O. Unlimited Refunding Bonds,

5.00%, 5/1/25	7,235	7,375

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	301	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Tennessee – 0.7% continued

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,

5.00%, 10/1/23	$1,100	$1,100

Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),

5.00%, 7/1/25	1,200	1,212

Morristown G.O. Unlimited Refunding Bonds, Series A,

2.00%, 3/1/24	2,350	2,320

Tennergy Corp. Gas Revenue Bonds, Series A,

4.00%, 3/1/24	350	349

		15,765

Texas – 5.3%

Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),

2.75%, 8/15/25(4) (5)	2,000	1,949

Austin G.O. Limited Refunding Bonds,

9/1/25(7)	3,225	3,299

Austin Independent School District G.O. Unlimited Bonds,

5.00%, 8/1/25	5,000	5,101

Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 8/1/24	1,750	1,767

Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,

5.00%, 8/1/25(6)	2,035	2,079

Austin Water & Wastewater System Revenue Refunding Bonds,

5.00%, 11/15/25	1,000	1,023

Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,

5.00%, 2/15/24	1,400	1,404

Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

2.00%, 2/15/24	910	900

Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,

0.84%, 1/1/24	500	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Texas – 5.3% continued

Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,

5.00%, 11/1/24	$1,000	$1,010

Dallas Certificates of Obligation G.O. Limited Bonds,

5.00%, 2/15/24	5,105	5,128

Dallas Equipment Acquisition Contract G.O. Limited Bonds,

5.00%, 2/15/24	5,375	5,399

Dallas Hotel Occupancy Tax Revenue Refunding Bonds,

5.00%, 8/15/24	1,500	1,510

Dallas Improvement G.O. Limited Refunding Bonds,

5.00%, 2/15/26	4,000	4,100

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), Prerefunded,

5.00%, 2/15/25(6)	7,500	7,613

Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,

5.00%, 2/1/25(4) (5)	3,500	3,524

Denton County Tax Notes G.O. Limited Bonds,

5.00%, 9/30/24	3,915	3,950

Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/24	1,000	1,004

Frisco G.O. Limited Refunding Bonds,

2.00%, 2/15/24	6,320	6,253

Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,

5.00%, 11/15/24	3,200	3,226

Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,

5.00%, 10/1/25	375	384

Harris County G.O. Limited Refunding Bonds, Series A,

5.00%, 10/1/23	3,060	3,060

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	302	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Texas – 5.3% continued

Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,

5.00%, 9/1/24	$2,315	$2,329

Houston Housing Finance Corp. MFH Variable Revenue Bonds, Sunset Gardens Apartments (FHA Insured, HUD Sector 8 Program),

4.00%, 10/1/24(4) (5)	2,500	2,475

Las Varas Public Facility Corp. Texas MFH Variable Revenue Bonds, Palo Alto Apartments,

3.10%, 11/1/24(4) (5)	8,000	7,815

Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds (AMT),

5.00%, 11/1/23	1,650	1,650

Lubbock Electric Light & Power System Revenue Bonds,

5.00%, 4/15/24	875	879

North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,

5.00%, 9/1/26	5,000	5,020

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 4.85%, 12/1/25(1) (4)	10,000	9,980

San Antonio G.O. Limited Bonds, 5.00%, 2/1/25	10,000	10,145

San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,

4.00%, 8/1/25(4) (5)	1,500	1,482

Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 8/15/25	1,000	1,021

Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,

5.00%, 7/1/24	2,000	2,017

Texas State G.O. Unlimited Bonds (AMT),

6.00%, 8/1/24	1,420	1,441

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Texas – 5.3% continued

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,

5.00%, 12/15/23	$2,000	$1,999

Texas State Water Development Board Revenue Bonds, Master Trust,

4.00%, 10/15/23	2,000	2,000

Williamson County G.O. Unlimited Bonds, Prerefunded,

4.00%, 2/15/25(6)	10,000	10,026

		124,456

Utah – 0.1%

Salt Lake City Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/24	1,000	1,003

Utah State G.O. Unlimited Bonds,

5.00%, 7/1/24	2,000	2,018

		3,021

Virginia –0.9%

Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 12/15/24	6,525	6,618

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 12/1/23	5,315	5,324

5.00%, 12/1/24	4,400	4,458

Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,

3.80%, 10/1/24(4) (5)	3,000	2,971

Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),

5.00%, 11/1/23	1,000	1,001

		20,372

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	303	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Washington – 2.6%

Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,

(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 4.18%, 11/1/26(1) (4)	$24,000	$23,562

Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,

5.00%, 11/1/23	4,300	4,303

5.00%, 11/1/24	8,000	8,097

Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.43%, 11/1/23(1) (4)	7,500	7,501

Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,

(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.23%, 11/1/26(1) (4)	7,520	7,374

Washington State G.O. Unlimited Bonds, Series B, Bid Group 1,

5.00%, 2/1/25	3,300	3,354

Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,

5.00%, 7/1/25	7,000	7,154

		61,345

Wisconsin – 1.7%

Madison G.O. Unlimited Promissory Notes, Series A,

2.00%, 10/1/23	8,130	8,130

Madison G.O. Unlimited Refunding Promissory Notes, Series A,

4.00%, 10/1/23	7,100	7,100

Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,

2.00%, 6/1/24	2,580	2,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 57.3% continued

Wisconsin – 1.7% continued

PMA Levy & Aid Anticipation Revenue Notes, Series A, Anticipation Notes Program,

9/25/24(7)	$5,595	$5,646

Wisconsin G.O. Unlimited Refunding Bonds, Series 2,

5.00%, 11/1/23	1,100	1,101

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.63%, 7/31/24(1) (4)	5,000	5,000

Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,

0.45%, 3/1/24	525	516

Wisconsin State Variable G.O. Unlimited Bonds, Series A,

(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 4.40%, 5/1/25(1)	10,500	10,477

		40,500

Total Municipal Bonds

(Cost $1,370,484)		1,352,548

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 9.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(8) (9)	220,782,906	$220,783

Total Investment Companies

(Cost $220,783)		220,783

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 10.2%

Anne Arundel County Maryland G.O. Limited Refunding Bonds,

5.00%, 4/1/24	$10,000	$10,057

Austin G.O. Limited Refunding Bonds,

9/1/24(7)	5,925	5,986

California State G.O. Unlimited Refunding Bonds,

5.00%, 9/1/24	5,000	5,064

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	304	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.2% continued

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,

0.39%, 1/1/24(4) (5)	$1,000	$991

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,

0.70%, 12/1/23(4) (5)	20,000	19,851

Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,

5.00%, 1/1/24(4) (5)	3,000	3,010

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,

1.80%, 7/1/24(4) (5)	4,000	3,907

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,

0.25%, 2/9/24(4) (5)	8,500	8,371

Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,

0.38%, 7/12/24(4) (5)	14,790	14,278

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),

2.38%, 8/1/24(4) (5)	8,335	8,198

Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),

3/1/24(7)	5,085	5,105

Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago Medical Center,

5.00%, 8/15/24	1,145	1,153

Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Fulcrum Centerpoint LLC,

4.50%, 11/15/23(4) (5)	20,000	19,968

Indiana State Housing & Community Development Authority Collateralized Variable Revenue Bonds, RD Moving Forward Biggs Project,

2.00%, 4/1/24(4) (5)	1,000	988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.2% continued

Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,

0.30%, 2/1/24(4) (5)	$4,000	$3,935

Las Varas Public Facility Corp. MFH Variable Revenue Bonds, Horizon Pointe Apartments,

0.40%, 5/1/24(4) (5)	20,000	19,300

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(4) (5)	2,500	2,499

Maine State Housing Authority Mortgage Purchase Variable Revenue Bonds, Series B, Social Bonds,

3.13%, 5/1/24(4) (5)	10,000	9,927

Maricopa County Individual Development Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project,

3.38%, 6/3/24(4) (5)	1,000	993

Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),

0.55%, 6/1/24(4) (5)	10,000	9,658

Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc., Project,

0.58%, 8/1/24(4) (5)	3,000	2,905

Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,

2.90%, 12/12/23(4) (5)	1,000	997

Multnomah County School District No. 1J Portland G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 6/15/24	1,605	1,617

Nassau County Local Economic Assistance Corp. MFH Variable Revenue Bonds, Park Lake Hempstead,

0.30%, 11/1/23(4) (5)	10,000	9,968

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(4) (5)	7,000	6,980

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	305	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.2% continued

Ohio State Housing Finance Agency MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),

3.35%, 7/1/24(4) (5)	$2,000	$1,967

Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Yaquina-Southfair Apartment Project (HUD Sector 8 Program),

0.47%, 12/1/23(4) (5)	5,000	4,955

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(4) (5)	8,200	8,176

Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,

(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 4.58%, 12/1/23(1)	10,000	10,002

Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),

5.00%, 9/1/24	2,000	2,021

Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,

1.50%, 7/1/24(4) (5)	15,840	15,282

Sherman Certificates of Obligation G.O. Limited Bonds,

5.00%, 8/15/24	1,455	1,466

Vermont State G.O. Unlimited Refunding Bonds, Citizen Bonds,

5.00%, 8/15/24	4,555	4,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.2% continued

Washington State Economic Development Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Mura Cascade,

3.90%, 12/8/23(4) (5)	$16,000	$15,961

Total Short-Term Investments

(Cost $243,363)		240,136

Total Investments – 101.0%

(Cost $2,417,775)		2,384,988

Liabilities less Other Assets – (1.0%)		(23,669)

NET ASSETS – 100.0%		$2,361,319

(1)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.
(4)	Maturity date represents the puttable date.
(5)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(6)	Maturity date represents the prerefunded date.
(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

COPS - Certificates of Participation

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	306	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Asset-Backed Securities	0.0%

Corporate Bonds	10.9%

Foreign Issuer Bonds	12.4%

U.S. Government Obligations	0.8%

Municipal Bonds	57.3%

Investment Companies	9.4%

Short-Term Investments	10.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-backed securities	$—	$1,100	$—	$1,100

Corporate Bonds(1)	—	257,686	—	257,686

Foreign Issuer Bonds(1)	—	292,868	—	292,868

U.S. Government Obligations	—	19,867	—	19,867

Municipal Bonds(1)	—	1,352,548	—	1,352,548

Investment Companies	220,783	—	—	220,783

Short-Term Investments	—	240,136	—	240,136

Total Investments	$220,783	$2,164,205	$—	$2,384,988
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	307	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 93.8%

Alabama – 0.7%

Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,

5.00%, 11/1/35	$1,540	$1,653

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,

4.00%, 10/1/26(1) (2)	2,500	2,438

Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,

5.50%, 12/1/29(1) (2)	1,000	1,026

		5,117

Arizona – 0.9%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,

5.00%, 7/1/43	2,000	2,030

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,

4.00%, 11/1/46	1,000	825

Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),

3.25%, 7/1/49	1,670	1,139

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),

5.00%, 6/1/44	2,000	1,991

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,

3.13%, 8/1/43	1,000	699

		6,684

Arkansas – 0.4%

Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),

2.00%, 2/1/34	2,610	2,015

2.25%, 2/1/41	1,000	645

		2,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

California – 7.9%

Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A, (Step to 5.40% on 10/1/37),

0.00%, 10/1/50(3)	$1,500	$717

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(1) (2)	5,000	4,717

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	3,370	2,955

California School Finance Authority Educational Facilities Revenue Bonds, Series A,

4.00%, 7/1/55	1,075	816

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	75	75

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,

3.00%, 10/1/46	1,000	683

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/43	2,000	1,995

California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),

3.00%, 5/15/54	1,000	648

California State Various Purpose G.O. Unlimited Bonds,

5.25%, 10/1/39	5,000	5,144

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,

6.00%, 5/1/34	2,500	2,529

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	308	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

California – 7.9% continued

Coachella Valley Water District Revenue COPS, Series A, Oasis Project,

4.00%, 8/1/46	$3,385	$3,063

Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,

5.00%, 5/15/36	2,745	2,945

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/34	3,000	3,109

Los Angeles Department Of Water & Power System Revenue Bonds,

5.00%, 7/1/46	1,000	1,042

Los Angeles Department of Water & Power System Revenue Bonds, Series C,

5.00%, 7/1/39	1,000	1,052

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,

5.00%, 7/1/43	5,000	5,163

Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,

0.00%, 8/1/41(4)	2,000	845

Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,

3.00%, 6/1/49	2,750	1,848

San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A,

5.00%, 7/1/49	4,135	4,258

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,

4.00%, 8/1/47	5,000	4,660

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/42	1,500	1,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

California – 7.9% continued

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,

5.00%, 11/1/50	$5,000	$5,121

Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012, (Step to 5.13% on 8/1/23),

5.13%, 8/1/41	3,200	3,378

		58,259

Colorado – 7.4%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.25%, 12/1/40	4,775	4,882

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(5)	225	235

Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.50%, 12/1/43	5,000	5,271

Colorado State COPS,

6.00%, 12/15/39	5,000	5,689

Colorado State COPS, Series A,

4.00%, 12/15/37	10,000	9,504

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,

5.00%, 3/1/40	2,500	2,544

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	926

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	3,400	3,471

Denver City & County Airport Revenue Bonds, Series A (AMT),

5.00%, 11/15/37	2,000	2,055

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	309	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Colorado – 7.4% continued

5.00%, 11/15/47	$1,500	$1,493

4.13%, 11/15/53	1,000	849

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	2,000	1,992

Denver City & County Dedicated Tax Revenue CABS, Series A-2,

0.00%, 8/1/37(4)	2,750	1,330

0.00%, 8/1/39(4)	2,805	1,192

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,

5.00%, 8/1/42	1,500	1,513

Denver City & County Dedicated TRB, Series A,

4.00%, 8/1/51	5,000	4,243

Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 12/15/37	5,000	5,203

Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,

5.00%, 7/15/46	2,000	2,053

		54,445

Connecticut – 0.8%

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,

5.00%, 8/1/34	3,000	3,041

University of Connecticut Revenue Bonds, Series A,

5.25%, 11/15/47	3,000	3,082

		6,123

District of Columbia – 2.6%

District of Columbia G.O. Unlimited Bonds, Series A,

5.00%, 6/1/43	5,000	5,099

District of Columbia G.O. Unlimited Bonds, Series C,

5.00%, 6/1/38	1,000	1,003

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

District Of Columbia – 2.6% continued

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,

5.00%, 10/1/45	$2,500	$2,505

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,

5.00%, 10/1/44	2,000	2,016

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/43	4,000	3,930

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	1,800	1,830

5.00%, 7/1/43	3,000	3,035

		19,418

Florida – 6.9%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/42	2,500	2,493

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	1,952

Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,

5.00%, 9/1/25	1,000	1,012

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,

5.00%, 6/15/50	2,000	1,791

Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),

5.00%, 10/1/42	1,965	1,959

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,483

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	310	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Florida – 6.9% continued

Lee County Local Optional Gas TRB,

5.25%, 8/1/49	$3,500	$3,570

Miami-Dade County Aviation Revenue Refunding Bonds,

5.00%, 10/1/41	450	449

Miami-Dade County Aviation Revenue Refunding Bonds (AMT),

5.00%, 10/1/27	2,000	1,999

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/38	5,000	4,942

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),

3.00%, 10/1/50	10,500	6,766

Miami-Dade County Water & Sewer System Revenue Bonds, Series A,

4.00%, 10/1/37	2,500	2,352

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	3,000	3,087

Seminole County Special Obligation Revenue Refunding Bonds,

5.00%, 10/1/52	1,325	1,329

South Broward Hospital District Revenue Refunding Bonds, Series A,

4.00%, 5/1/44	3,500	3,053

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,

5.00%, 10/1/38	5,000	5,000

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,

4.00%, 10/1/35	5,000	4,757

5.00%, 10/1/36	1,750	1,784

		50,778

Georgia – 2.5%

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/27(1) (2)	10,000	9,736

5.00%, 5/15/43	500	481

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,

5.00%, 7/1/52	1,500	1,474

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Georgia – 2.5% continued

5.50%, 7/1/60	$2,500	$2,470

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),

5.00%, 7/1/52	2,500	2,514

Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,

4.00%, 2/1/52	2,500	2,163

		18,838

Hawaii – 0.8%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/48	4,000	3,981

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 9/1/43	2,000	2,047

		6,028

Idaho – 0.3%

Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,

5.00%, 8/15/47	2,500	2,567

Illinois – 4.1%

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,

5.25%, 1/1/34	2,500	2,500

Chicago O’Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,

5.00%, 1/1/41	3,100	3,092

Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B (AGM Insured),

5.00%, 1/1/36	500	532

Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),

5.25%, 11/1/53	2,000	2,049

Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,

3.90%, 11/1/36	1,740	1,602

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	311	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Illinois – 4.1% continued

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/49	$1,250	$1,187

Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,

3.25%, 8/15/49	2,500	1,684

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,

5.25%, 10/1/52	500	451

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	1,500	1,467

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	4,750	4,506

Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,

5.25%, 1/1/43	3,000	3,154

Joliet Waterworks & Sewage Senior Lien Revenue BANS,

5.00%, 1/1/24	2,000	2,001

Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),

5.00%, 6/1/26	1,200	1,227

Schaumburg G.O. Unlimited Refunding Bonds, Series A,

4.00%, 12/1/41	5,000	4,559

		30,011

Indiana – 0.7%

Fishers Sewage Works Revenue Bonds (BAM Insured),

3.00%, 7/1/51	1,000	656

Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,

0.95%, 4/1/26(1) (2)	1,500	1,321

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Indiana – 0.7% continued

Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,

0.75%, 4/1/26(1) (2)	$1,125	$983

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,

5.00%, 1/1/44	2,000	2,021

		4,981

Iowa – 0.3%

Pefa, Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26(1) (2)	2,500	2,494

Kansas – 0.1%

Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,

0.20%, 6/15/24	890	854

Kentucky – 3.7%

Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,

1.75%, 9/1/26(1) (2)	1,500	1,338

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,

2.13%, 10/1/34	5,200	3,664

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	5,000	4,504

Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28(1) (2)	10,000	9,633

Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,

5.00%, 10/1/26	600	617

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	312	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Kentucky – 3.7% continued

Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,

2.00%, 10/1/33	$10,000	$7,370

		27,126

Louisiana – 2.8%

Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,

1.00%, 12/1/24(1) (2)	5,000	4,741

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	7,250	5,479

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,000	1,888

Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,

4.50%, 5/1/25(5)	2,500	2,525

Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,

5.00%, 5/1/45	1,000	1,009

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),

5.00%, 12/1/41	5,000	5,022

		20,664

Maine – 0.0%

Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (AGM Insured),

5.00%, 7/1/25	100	102

Maryland – 0.4%

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,

2.50%, 10/1/33	1,850	1,546

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Maryland – 0.4% continued

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,

5.00%, 7/1/44	$1,100	$1,066

		2,612

Massachusetts – 4.3%

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	3,810	3,118

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(4)	2,500	1,939

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,

5.25%, 7/1/33	1,900	2,120

Massachusetts State Housing Finance Agency Revenue Bonds, Series H,

4.40%, 12/1/46	1,000	867

Massachusetts State Port Authority Revenue Bonds, Series A,

5.00%, 7/1/40	2,725	2,754

Massachusetts State Port Authority Revenue Bonds, Series C (AMT),

5.00%, 7/1/44	2,000	1,999

Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,

5.00%, 11/15/36	1,500	1,544

5.00%, 11/15/39	2,500	2,554

Massachusetts State School Building Authority Subordinated Sales TRB, Series A,

5.00%, 2/15/44	4,000	4,094

Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,

5.00%, 6/1/42	5,000	5,101

Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,

5.00%, 6/1/44	1,500	1,504

Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,

5.00%, 6/1/50	2,500	2,588

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	313	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Massachusetts – 4.3% continued

Massachusetts State Water Resources Authority General Revenue Bonds, Series B,

5.00%, 8/1/43	$1,455	$1,488

		31,670

Michigan – 2.0%

Kalamazoo Public School G.O. Unlimited Bonds, Series I (AGM Insured),

5.00%, 5/1/26	2,525	2,600

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,

5.00%, 4/15/38	2,000	2,025

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,

5.00%, 10/1/39	5,000	4,914

Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,

4.10%, 6/1/43	1,875	1,686

Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 5/1/50	1,000	1,019

Wayne County Airport Authority Revenue Refunding Bonds, Series G,

5.00%, 12/1/34	2,625	2,651

		14,895

Minnesota – 1.0%

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),

5.00%, 2/1/28	275	288

Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,

4.00%, 12/1/27(1) (2)	5,000	4,860

Minnesota State G.O. Unlimited Bonds, Series B,

5.00%, 8/1/25	2,320	2,374

		7,522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Mississippi – 0.1%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,

2.38%, 6/1/44	$1,000	$569

Missouri – 1.6%

Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds, (State Aid Direct Deposit Program),

5.00%, 3/1/38	1,000	1,058

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,

5.00%, 5/1/33	1,000	1,013

5.00%, 5/1/45	3,395	3,439

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,

5.00%, 5/1/25(5)	1,605	1,631

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,

5.00%, 10/1/38	2,500	2,530

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,

5.00%, 11/15/43	1,280	1,273

Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),

5.00%, 3/1/38	625	660

		11,604

Montana – 0.0%

Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),

3.90%, 12/1/48	55	46

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	314	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Nebraska – 1.2%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,

5.00%, 11/15/36	$1,000	$1,014

5.00%, 11/15/37	1,000	1,009

Nebraska State Public Power District Revenue Refunding Bonds, Series A,

5.00%, 7/1/28	1,250	1,313

Omaha Public Power District Electric Revenue Refunding Bonds, Series A,

5.00%, 2/1/42	4,250	4,353

Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,

5.00%, 2/1/43	1,000	1,003

		8,692

Nevada – 0.9%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,

4.25%, 7/1/36	5,000	4,844

Clark County School District Building G.O. Limited Bonds, Series A,

4.00%, 6/15/36	2,000	1,884

		6,728

New Jersey – 1.0%

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/34	500	524

New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,

5.00%, 6/1/25	2,500	2,548

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.25%, 6/15/43	4,500	4,583

		7,655

New Mexico – 0.2%

New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),

4.00%, 9/1/52	990	789

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

New Mexico – 0.2% continued

New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),

4.30%, 9/1/52	$1,000	$834

		1,623

New York – 14.1%

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,

3.00%, 11/1/39	1,370	1,061

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,

3.00%, 11/1/44	1,535	1,086

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.00%, 6/15/39	1,800	1,840

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/39	2,000	2,014

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,

5.00%, 6/15/45	5,000	5,150

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),

5.00%, 7/15/43	3,000	3,062

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	250	255

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,

5.00%, 2/1/43	8,310	8,357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	315	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

New York – 14.1% continued

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,

3.00%, 5/1/48	$4,750	$3,303

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,

3.00%, 5/1/45	5,000	3,589

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,

5.00%, 5/1/41	3,450	3,509

New York G.O. Unlimited Bonds, Series A, Fiscal 2024,

5.00%, 8/1/51	1,500	1,524

New York G.O. Unlimited Refunding Bonds, Subseries F-1,

5.00%, 8/1/25	500	511

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,

5.00%, 10/1/28(5)	5	5

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),

5.25%, 10/1/23	165	165

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,

5.00%, 10/1/46	500	523

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,

5.00%, 10/1/38	4,500	4,726

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 2,

5.00%, 3/15/36	600	625

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

New York – 14.1% continued

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.25%, 3/15/38	$5,000	$5,216

5.25%, 3/15/39	2,500	2,602

5.00%, 3/15/49	3,000	3,051

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,

5.00%, 2/15/43	2,000	2,013

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,

4.00%, 6/15/46	5,000	4,558

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),

4.15%, 11/1/47	1,000	875

New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,

2.25%, 2/15/41	7,055	4,533

New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),

3.25%, 10/1/47	5,000	3,611

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,

2.05%, 4/1/33	1,555	1,207

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5,

4.00%, 3/15/51	5,000	4,292

New York State Thruway Authority Revenue Bonds, Series J,

5.00%, 1/1/27	50	50

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/31	550	577

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	316	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

New York – 14.1% continued

New York State Urban Development Corp. Personal Income TRB, Series A-1,

5.00%, 3/15/43	$3,000	$3,006

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/47	4,500	4,568

Port Authority of New York & New Jersey Consolidated Revenue Bonds,

5.00%, 9/1/39	5,000	5,016

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),

5.00%, 10/15/44	3,000	2,959

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),

5.00%, 9/15/28	1,000	1,027

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),

2.00%, 10/1/32	2,000	1,503

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,

5.00%, 10/15/24(5)	500	507

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,

5.00%, 8/15/24	3,000	3,028

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,

5.00%, 12/15/37	2,500	2,525

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,

5.00%, 12/15/39	2,500	2,565

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,

5.00%, 12/15/41	3,500	3,500

		104,094

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

North Carolina – 0.3%

North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,

5.00%, 1/1/48	$1,000	$1,021

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,

3.00%, 7/1/46	915	647

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),

5.00%, 1/1/49	500	501

		2,169

North Dakota – 0.1%

Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),

3.00%, 12/1/46	1,500	999

Ohio – 0.3%

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,

4.00%, 12/1/45	225	181

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,

4.00%, 1/1/36	1,000	971

Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),

3.13%, 12/1/51	2,000	1,317

		2,469

Oregon – 2.1%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),

0.00%, 6/15/38(4)	7,500	3,393

Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),

0.00%, 6/15/37(4)	1,000	509

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	317	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Oregon – 2.1% continued

Oregon State Health & Science University Revenue Refunding Bonds, Series B,

5.00%, 7/1/38	$2,035	$2,062

Port of Portland International Airport Revenue Bonds,

5.00%, 7/1/49	2,010	2,011

Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,

5.00%, 5/15/44	3,500	3,373

Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,

5.00%, 7/1/52	750	645

Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),

0.00%, 6/15/48(4)	5,000	1,315

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 6/15/35	2,000	2,072

		15,380

Pennsylvania – 2.9%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),

4.00%, 6/1/39	5,000	4,532

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,

5.00%, 5/1/32	820	834

5.00%, 5/1/35	865	877

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,

5.00%, 8/15/49	5,000	5,036

Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,

5.00%, 12/1/43	2,500	2,525

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Pennsylvania – 2.9% continued

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,

5.00%, 12/1/48	$2,000	$2,023

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,

5.00%, 12/1/40	1,525	1,538

Pennsylvania State University Revenue Bonds, Series A,

5.00%, 9/1/45	2,000	2,056

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,

5.00%, 12/1/46	1,700	1,744

		21,165

Rhode Island – 0.6%

Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,

4.00%, 10/1/44	5,265	4,508

South Carolina – 1.5%

Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,

5.00%, 12/1/24	1,000	1,012

5.00%, 12/1/26	1,125	1,168

Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,

4.00%, 6/1/51	2,500	2,004

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),

5.38%, 1/1/25	5,605	5,692

University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,

5.00%, 5/1/52	1,000	1,008

		10,884

Tennessee – 1.1%

Tennergy Corp. Gas Revenue Bonds, Series A,

4.00%, 9/1/28(1) (2)	5,000	4,786

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	318	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Tennessee – 1.1% continued

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,

3.38%, 7/1/38	$50	$48

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,

3.95%, 1/1/38	75	74

Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,

5.00%, 5/1/28(1) (2)	3,270	3,262

		8,170

Texas – 6.8%

Austin Electric Utility System Revenue Refunding Bonds, Series A,

5.00%, 11/15/28	500	509

5.00%, 11/15/35	2,500	2,523

Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,

5.00%, 2/15/26	625	641

Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,

4.00%, 8/15/51	1,200	909

Collin County G.O. Limited Bonds,

5.00%, 2/15/25	2,060	2,091

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,

5.00%, 11/1/25	550	563

5.00%, 11/1/47	525	530

El Paso Municipal Drainage Utility System Revenue Bonds,

5.00%, 3/1/38	1,215	1,267

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,

0.90%, 5/15/25(1) (2)	2,500	2,343

Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bonds,

5.00%, 9/15/31	1,475	1,602

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Texas – 6.8% continued

Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

4.25%, 2/15/53	$5,000	$4,628

Klein Independent School District G.O. Unlimited Refunding Bonds, Series B,

5.00%, 8/1/25	2,725	2,782

Leander Independent School District Current Interest Bonds G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),

5.00%, 8/15/26	3,000	3,056

Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services Corp.,

5.00%, 5/15/51	3,435	3,439

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,

5.00%, 5/15/46	2,500	2,509

Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/35	2,440	2,470

North Texas Tollway Authority Revenue Refunding Bonds,

4.25%, 1/1/49	1,500	1,311

North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,

5.00%, 1/1/34	1,275	1,282

Port Houston Authority First Lien Revenue Bonds,

5.00%, 10/1/25	475	486

Port Houston Authority Revenue Bonds,

5.00%, 10/1/51	2,500	2,527

Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/15/26	500	513

Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/52	2,445	2,492

San Antonio Electric & Gas Revenue Bonds, Series A,

5.00%, 2/1/37	670	710

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	319	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Texas – 6.8% continued

Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/1/25	$885	$898

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,

4.00%, 7/1/53	2,000	1,609

University of Texas Permanent University Fund Revenue Bonds, Series B,

4.00%, 7/1/41	5,000	4,606

Wink Loving Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/15/26	2,185	2,191

		50,487

Utah – 0.6%

Intermountain Power Agency Supply Revenue Bonds, Series A,

5.00%, 7/1/26	1,250	1,293

Salt Lake City Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/42	3,000	2,948

		4,241

Virginia – 1.4%

Fairfax County Sewer Revenue Bonds, Series A,

5.00%, 7/15/46	2,415	2,524

Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,

3.00%, 11/1/46	2,000	1,404

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College and Equipment,

5.00%, 2/1/38	825	880

Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,

5.25%, 7/1/48	2,500	2,666

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,

3.38%, 1/1/51	3,000	1,942

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Virginia – 1.4% continued

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,

3.00%, 1/1/41	$1,000	$720

		10,136

Washington – 4.5%

Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,

5.00%, 1/1/25	1,320	1,337

Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series U,

4.00%, 1/1/26	3,000	3,013

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,

5.00%, 12/1/40	560	565

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,

5.00%, 12/1/47	5,000	5,131

Washington State COPS, Series A,

5.00%, 7/1/26	1,000	1,031

Washington State G.O. Unlimited Bonds, Series B,

5.00%, 2/1/37	5,000	5,043

Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,

5.00%, 2/1/45	2,000	2,081

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,

5.00%, 10/1/38	5,000	4,890

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,

3.50%, 12/20/35	966	835

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/38	2,000	2,003

Washington State University Revenue Refunding Bonds,

5.00%, 4/1/40	1,320	1,322

Washington State Various Purpose G.O. Unlimited Bonds, Series A,

5.00%, 8/1/39	1,500	1,550

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	320	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.8% continued

Washington – 4.5% continued

Washington State Various Purpose G.O. Unlimited Bonds, Series D,

5.00%, 2/1/33	$4,515	$4,527

		33,328

Wisconsin – 1.9%

University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,

4.25%, 4/1/48	2,775	2,431

Wisconsin State G.O. Unlimited Bonds, Series A,

5.00%, 5/1/25	5,000	5,091

5.00%, 5/1/40	3,000	3,030

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,

5.00%, 5/1/38	1,000	1,076

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,

5.00%, 10/1/35	1,025	1,048

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,

4.13%, 4/1/46	1,500	1,292

		13,968

Total Municipal Bonds

(Cost $785,761)		692,763

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(6) (7)	17,804,877	$17,805

Total Investment Companies

(Cost $17,805)		17,805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 2.2%

Broward County School District Revenue TANS,

5.00%, 6/28/24	$4,000	$4,032

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 2.2% continued

Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,

5.00%, 1/1/24(1) (2)	$2,500	$2,508

Indianapolis Local Public Improvement Bank Revenue Bonds, Series B, Waterworks Project (NATL Insured),

5.25%, 1/1/24	2,000	2,006

Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/15/24	850	853

Mckinney Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

5.00%, 2/15/24	3,500	3,512

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(1) (2)	2,000	1,994

Quincy G.O. Limited BANS,

5.00%, 7/5/24	1,500	1,512

Total Short-Term Investments

(Cost $16,448)		16,417

Total Investments – 98.4%

(Cost $820,014)		726,985

Other Assets less Liabilities – 1.6%		11,641

NET ASSETS – 100.0%		$738,626

(1)	Maturity date represents the puttable date.

(2)

Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September 30, 2023 is disclosed.

(3)	Step coupon bond. Rate as of September 30, 2023 is disclosed.

(4)	Zero coupon bond.

(5)	Maturity date represents the prerefunded date.

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(7)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	321	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	93.8%

Investment Companies	2.4%

Short-Term Investments	2.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$—	$692,763	$—	$692,763

Investment Companies	17,805	—	—	17,805

Short-Term Investments	—	16,417	—	16,417

Total Investments	$17,805	$709,180	$—	$726,985

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	322	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 11.2%

Auto Loan – 0.2%

Ford Credit Auto Owner Trust, Series 2023-B, Class A2A

5.57%, 6/15/26	$2,800	$2,792

Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A

5.47%, 9/15/25(1)	1,114	1,110

		3,902

Automobile – 2.3%

Bank of America Auto Trust, Series 2023-1A, Class A3

5.53%, 2/15/28(1)	2,100	2,099

CarMax Auto Owner Trust, Series 2019-4, Class B

2.32%, 7/15/25	1,700	1,687

Ford Credit Auto Lease Trust, Series 2022-A, Class A3

3.23%, 5/15/25	1,328	1,318

Ford Credit Auto Owner Trust, Series 2020-A, Class A4

1.35%, 7/15/25	594	588

Ford Credit Auto Owner Trust, Series 2022-D, Class A2A

5.37%, 8/15/25	3,773	3,766

Ford Credit Auto Owner Trust, Series 2023-A, Class A2A

5.14%, 3/15/26	1,705	1,699

GM Financial Automobile Leasing Trust, Series 2021-3, Class A3

0.39%, 10/21/24	589	586

GM Financial Automobile Leasing Trust, Series 2022-2, Class A3

3.42%, 6/20/25	2,072	2,047

GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4

1.90%, 3/17/25	511	510

GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3

0.51%, 4/16/26	2,544	2,471

GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3

0.48%, 6/16/26	5,477	5,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 11.2% continued

Automobile – 2.3% continued

GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A

5.74%, 9/16/26	$1,150	$1,149

Hyundai Auto Receivables Trust, Series 2022-A, Class A2A

1.81%, 2/18/25(1)	718	715

Hyundai Auto Receivables Trust, Series 2022-C, Class A2A

5.35%, 11/17/25	3,975	3,966

Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A4

0.51%, 3/15/27	1,805	1,764

Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2

5.26%, 10/15/25	3,145	3,138

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2

5.09%, 1/15/26	914	911

Nissan Auto Lease Trust, Series 2021-A, Class A3

0.52%, 8/15/24	495	494

Santander Drive Auto Receivables Trust, Series 2023-1, Class A2

5.36%, 5/15/26	3,486	3,480

Santander Drive Auto Receivables Trust, Series 2023-3, Class A2

6.08%, 8/17/26	3,600	3,598

Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A

5.27%, 1/15/26	1,982	1,977

World Omni Auto Receivables Trust, Series 2021-B, Class A3

0.42%, 6/15/26	2,149	2,080

World Omni Auto Receivables Trust, Series 2021-D, Class A3

0.81%, 10/15/26	507	488

		45,825

Credit Card – 7.3%

American Express Credit Account Master Trust, Series 2022-1, Class A

2.21%, 3/15/27	13,900	13,229

American Express Credit Account Master Trust, Series 2022-2, Class A

3.39%, 5/15/27	16,050	15,489

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	323	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 11.2% continued

Credit Card – 7.3% continued

BA Credit Card Trust, Series 2021-A1, Class A

0.44%, 9/15/26	$4,500	$4,371

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1

0.55%, 7/15/26	34,140	32,734

Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A

4.42%, 5/15/28	8,000	7,803

Chase Issuance Trust, Series 2023-A1, Class A

5.16%, 9/15/28	4,000	3,991

Discover Card Execution Note Trust, Series 2021-A1, Class A1

0.58%, 9/15/26	14,400	13,690

Discover Card Execution Note Trust, Series 2023-A1, Class A

4.31%, 3/15/28	4,290	4,176

Golden Credit Card Trust, Series 2022-2A, Class A

(Floating, U.S. SOFR + 0.25%), 5.57%, 1/15/26(1) (2)	22,600	22,587

Synchrony Card Funding LLC

5.54%, 7/15/29	1,250	1,248

Trillium Credit Card Trust II, Series 2021-2A, Class A

(Floating, U.S. 30 Day Average SOFR + 0.22%), 5.53%, 10/26/26(1) (2)	25,000	24,996

		144,314

Other – 1.4%

Dell Equipment Finance Trust, Series 2021-2, Class A3

0.53%, 12/22/26(1)	3,072	3,031

Hpefs Equipment Trust, Series 2022-3A, Class A2

5.26%, 8/20/29(1)	2,510	2,503

MMAF Equipment Finance LLC, Series 2022-B, Class A2

5.57%, 9/9/25(1)	1,747	1,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 11.2% continued

Other – 1.4% continued

Verizon Master Trust, Series 2021-1, Class A

0.50%, 5/20/27	$20,640	$19,936

		27,210

Total Asset-Backed Securities

(Cost $225,817)		221,251

CORPORATE BONDS – 39.8%

Aerospace & Defense – 0.4%

Boeing (The) Co.,

1.95%, 2/1/24	7,958	7,848

Apparel & Textile Products – 0.2%

VF Corp.,

2.40%, 4/23/25	3,609	3,401

Asset Management – 1.5%

Charles Schwab (The) Corp.,

(Floating, U.S. SOFR Compounded Index + 1.05%), 6.39%, 3/3/27 (2)	20,000	19,791

FS KKR Capital Corp.,

1.65%, 10/12/24	9,830	9,340

		29,131

Automotive – 2.4%

American Honda Finance Corp.,

(Floating, CME Term SOFR 3M + 0.54%), 5.84%, 1/12/24 (2)	6,000	6,000

Aptiv PLC/Aptiv Corp.,

2.40%, 2/18/25	4,830	4,596

General Motors Financial Co., Inc.,

(Floating, U.S. SOFR + 0.76%), 6.10%, 3/8/24 (2)	7,400	7,398

1.20%, 10/15/24	1,000	950

(Floating, U.S. SOFR + 0.62%), 5.92%, 10/15/24 (2)	250	249

3.50%, 11/7/24	4,000	3,884

Hyundai Capital America,

0.80%, 1/8/24 (1)	7,400	7,296

0.88%, 6/14/24 (1)	9,900	9,547

5.95%, 9/21/26 (1)	4,000	3,989

Nissan Motor Acceptance Co. LLC,

1.13%, 9/16/24 (1)	4,200	3,987

		47,896

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	324	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.8% continued

Banking – 7.2%

Bank of America Corp.,

(Floating, U.S. SOFR + 0.73%), 6.06%, 10/24/24 (2)	$8,652	$8,654

Citigroup, Inc.,

(Floating, U.S. SOFR + 0.67%), 6.01%, 5/1/25 (2)	3,418	3,412

(Floating, U.S. SOFR + 0.69%), 6.02%, 1/25/26 (2)	12,100	12,051

(Floating, U.S. SOFR + 1.28%), 6.62%, 2/24/28 (2)	21,000	20,962

Fifth Third Bank N.A.,

(Variable, U.S. SOFR Compounded Index + 1.23%), 5.85%, 10/27/25 (3)	15,900	15,642

JPMorgan Chase & Co.,

(Floating, CME Term SOFR 3M + 1.11%), 6.39%, 1/10/25 (2)	1,305	1,307

(Floating, U.S. SOFR + 0.77%), 6.11%, 9/22/27 (2)	15,100	14,830

(Floating, U.S. SOFR + 1.18%), 6.52%, 2/24/28 (2)	13,000	12,983

KeyBank N.A.,

(Variable, U.S. SOFR Compounded Index + 0.32%), 5.66%, 6/14/24 (2)	3,700	3,641

4.15%, 8/8/25	3,800	3,578

KeyCorp,

(Variable, U.S. SOFR Compounded Index + 1.25%), 3.88%, 5/23/25 (3)	7,700	7,423

Truist Financial Corp.,

(Floating, U.S. SOFR + 0.40%), 5.74%, 6/9/25 (2)	25,000	24,445

Wells Fargo & Co.,

(Floating, U.S. SOFR + 1.32%), 6.64%, 4/25/26 (2)	14,700	14,784

		143,712

Chemicals – 0.5%

Avery Dennison Corp.,

0.85%, 8/15/24	3,000	2,870

Ecolab, Inc.,

0.90%, 12/15/23	1,500	1,485

Sherwin-Williams (The) Co.,

4.05%, 8/8/24	2,700	2,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.8% continued

Chemicals – 0.5% continued

Westlake Corp.,

0.88%, 8/15/24	$2,375	$2,272

		9,285

Containers & Packaging – 0.1%

Graphic Packaging International LLC,

0.82%, 4/15/24(1)	2,022	1,960

Diversified Industrials – 0.2%

Parker-Hannifin Corp.,

3.65%, 6/15/24	3,940	3,879

Electric Utilities – 3.4%

Black Hills Corp.,

1.04%, 8/23/24	3,180	3,040

Consolidated Edison, Inc.,

0.65%, 12/1/23	8,100	8,032

DTE Energy Co.,

4.22%, 11/1/24	3,300	3,238

Entergy Louisiana LLC,

0.62%, 11/17/23	6,876	6,832

Mississippi Power Co.,

(Floating, U.S. SOFR + 0.30%), 5.65%, 6/28/24 (2)	8,000	7,966

NextEra Energy Capital Holdings, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.40%), 5.74%, 11/3/23 (2)	17,160	17,159

Public Service Enterprise Group, Inc.,

0.84%, 11/8/23	350	348

Southern (The) Co.,

0.60%, 2/26/24	1,580	1,546

Vistra Operations Co. LLC,

5.13%, 5/13/25 (1)	15,600	15,201

WEC Energy Group, Inc.,

0.80%, 3/15/24	4,420	4,316

		67,678

Entertainment Content – 0.4%

Take-Two Interactive Software, Inc.,

3.30%, 3/28/24	508	501

3.55%, 4/14/25	1,400	1,350

Warnermedia Holdings, Inc.,

3.43%, 3/15/24	6,200	6,121

		7,972

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	325	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.8% continued

Food – 0.3%

Cargill, Inc.,

0.40%, 2/2/24 (1)	$175	$172

General Mills, Inc.,

5.24%, 11/18/25	1,940	1,922

McCormick & Co., Inc.,

3.25%, 11/15/25	5,000	4,754

		6,848

Health Care Facilities & Services – 0.1%

HCA, Inc.,

5.00%, 3/15/24	2,100	2,089

Home Construction – 0.1%

Lennar Corp.,

4.88%, 12/15/23	2,850	2,840

Institutional Financial Services – 3.6%

Blackstone Private Credit Fund,

2.70%, 1/15/25	7,920	7,502

Goldman Sachs Group (The), Inc.,

3.50%, 4/1/25	1,500	1,444

(Floating, U.S. SOFR + 0.81%), 6.15%, 3/9/27 (2)	25,000	24,715

Morgan Stanley,

(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,195

(Floating, U.S. SOFR + 0.95%), 6.29%, 2/18/26 (2)	20,000	20,020

Nasdaq, Inc.,

5.65%, 6/28/25	10,000	9,969

National Securities Clearing Corp.,

0.40%, 12/7/23 (1)	3,000	2,971

State Street Corp.,

5.27%, 8/3/26	2,070	2,051

		71,867

Insurance – 9.5%

Athene Global Funding,

1.20%, 10/13/23 (1)	16,900	16,875

(Floating, ICE LIBOR USD 3M + 0.73%), 6.27%, 1/8/24 (1) (2)	35,000	34,929

Brighthouse Financial Global Funding,

(Floating, U.S. SOFR + 0.76%), 6.05%, 4/12/24 (1) (2)	1,300	1,294

1.75%, 1/13/25 (1)	700	660

Corebridge Financial, Inc.,

3.50%, 4/4/25	12,900	12,377

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.8% continued

Insurance – 9.5% continued

Corebridge Global Funding,

0.45%, 12/8/23 (1)	$13,230	$13,075

GA Global Funding Trust,

(Floating, U.S. SOFR + 0.50%), 5.84%, 9/13/24 (1) (2)	20,000	19,727

Jackson Financial, Inc.,

1.13%, 11/22/23	11,450	11,363

Jackson National Life Global Funding,

1.75%, 1/12/25 (1)	15,220	14,290

Metropolitan Life Global Funding I,

(Floating, U.S. SOFR + 0.32%), 5.60%, 1/7/24 (1) (2)	14,700	14,701

Northwestern Mutual Global Funding,

(Floating, U.S. SOFR + 0.33%), 5.67%, 3/25/24 (1) (2)	11,030	11,030

Protective Life Global Funding,

0.63%, 10/13/23 (1)	15,800	15,776

0.78%, 7/5/24 (1)	13,300	12,781

Security Benefit Global Funding,

1.25%, 5/17/24	9,300	8,975

		187,853

Leisure Facilities & Services – 0.2%

Starbucks Corp.,

4.75%, 2/15/26	3,730	3,675

Machinery – 0.9%

Caterpillar Financial Services Corp.,

4.35%, 5/15/26	5,600	5,474

CNH Industrial Capital LLC,

3.95%, 5/23/25	6,090	5,902

Stanley Black & Decker, Inc.,

6.27%, 3/6/26	5,870	5,908

		17,284

Medical Equipment & Devices – 1.6%

Baxter International, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.44%), 5.78%, 11/29/24 (2)	11,570	11,498

Boston Scientific Corp.,

3.45%, 3/1/24	3,000	2,967

Stryker Corp.,

0.60%, 12/1/23	4,660	4,618

3.50%, 3/15/26	7,000	6,672

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	326	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.8% continued

Medical Equipment & Devices – 1.6% continued

Zimmer Biomet Holdings, Inc.,

1.45%, 11/22/24	$6,600	$6,268

		32,023

Oil & Gas Producers – 0.4%

Continental Resources, Inc.,

3.80%, 6/1/24	1,000	984

Enterprise Products Operating LLC,

5.05%, 1/10/26	2,230	2,206

Williams (The) Cos., Inc.,

5.40%, 3/2/26	5,110	5,070

		8,260

Real Estate Investment Trusts – 0.1%

Public Storage Operating Co.,

(Floating, U.S. SOFR Compounded Index + 0.60%), 5.93%, 7/25/25(2)	1,730	1,732

Retail - Consumer Staples – 0.8%

7-Eleven, Inc.,

0.80%, 2/10/24 (1)	14,000	13,734

Walmart, Inc.,

4.00%, 4/15/26	1,785	1,738

		15,472

Retail - Discretionary – 0.5%

AutoNation, Inc.,

4.50%, 10/1/25	1,000	966

AutoZone, Inc.,

5.05%, 7/15/26	2,980	2,936

Ross Stores, Inc.,

4.60%, 4/15/25	5,323	5,217

		9,119

Semiconductors – 0.0%

Intel Corp.,

4.88%, 2/10/26	795	785

Software – 0.2%

Oracle Corp.,

5.80%, 11/10/25	4,030	4,045

Specialty Finance – 3.4%

Air Lease Corp.,

4.25%, 2/1/24	7,500	7,448

0.80%, 8/18/24	5,100	4,863

Ally Financial, Inc.,

3.88%, 5/21/24	2,646	2,597

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.8% continued

Specialty Finance – 3.4% continued

American Express Co.,

(Floating, U.S. SOFR Compounded Index + 0.65%), 5.99%, 11/4/26 (2)	$27,996	$27,743

Aviation Capital Group LLC,

5.50%, 12/15/24 (1)	10,000	9,831

Synchrony Financial,

4.25%, 8/15/24	6,063	5,921

4.88%, 6/13/25	9,047	8,674

		67,077

Steel – 0.3%

Nucor Corp.,

3.95%, 5/23/25	5,340	5,180

Technology Services – 0.5%

Fidelity National Information Services, Inc.,

0.60%, 3/1/24	2,300	2,248

Global Payments, Inc.,

1.50%, 11/15/24	7,630	7,247

		9,495

Telecommunications – 0.8%

AT&T, Inc.,

(Floating, CME Term SOFR 3M + 1.44%), 6.85%, 6/12/24 (2)	3,619	3,640

1.70%, 3/25/26	2,831	2,569

Sprint LLC,

7.13%, 6/15/24	3,500	3,521

Verizon Communications, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.79%), 6.13%, 3/20/26 (2)	6,696	6,728

		16,458

Transportation & Logistics – 0.2%

Ryder System, Inc.,

3.65%, 3/18/24	4,000	3,956

Total Corporate Bonds

(Cost $801,517)		788,820

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	327	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 41.8%

Asset Management – 0.5%

UBS A.G.,

0.45%, 2/9/24 (1)	$455	$446

(Floating, U.S. SOFR + 0.36%), 5.70%, 2/9/24 (1) (2)	9,000	9,001

		9,447

Automotive – 2.1%

BMW U.S. Capital LLC,

(Floating, U.S. SOFR Compounded Index + 0.53%), 6.11%, 4/1/24 (1) (2)	7,633	7,638

(Floating, U.S. SOFR Compounded Index + 0.38%), 5.72%, 8/12/24 (1) (2)	10,200	10,192

5.30%, 8/11/25 (1)	2,900	2,885

Kia Corp.,

2.38%, 2/14/25 (1)	7,080	6,752

Mercedes-Benz Finance North America LLC,

5.38%, 8/1/25 (1)	2,410	2,400

Volkswagen Group of America Finance LLC,

(Floating, U.S. SOFR + 0.95%), 6.29%, 6/7/24 (1) (2)	10,860	10,875

		40,742

Banking – 33.7%

Australia & New Zealand Banking Group Ltd.,

5.09%, 12/8/25	5,140	5,090

Banco Santander S.A.,

3.89%, 5/24/24	400	394

(Floating, U.S. SOFR + 1.24%), 6.58%, 5/24/24 (2)	15,400	15,471

5.15%, 8/18/25	6,200	6,070

Bank of Montreal,

(Floating, U.S. SOFR Compounded Index + 0.62%), 5.96%, 9/15/26 (2)	25,800	25,493

Bank of New Zealand,

(Floating, U.S. SOFR + 0.81%), 6.15%, 1/27/27 (1) (2)	21,000	20,903

Bank of Nova Scotia (The),

(Floating, U.S. SOFR + 0.38%), 5.72%, 7/31/24 (2)	20,000	19,956

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 41.8% continued

Banking – 33.7% continued

(Floating, U.S. SOFR Compounded Index + 0.55%), 5.89%, 3/2/26 (2)	$30,000	$29,693

Banque Federative du Credit Mutuel S.A.,

(Floating, U.S. SOFR Compounded Index + 0.41%), 5.75%, 2/4/25 (1) (2)	35,000	34,832

BNP Paribas S.A.,

4.25%, 10/15/24	13,084	12,814

Commonwealth Bank of Australia,

(Floating, U.S. SOFR + 0.40%), 5.68%, 7/7/25 (1) (2)	7,800	7,774

(Floating, U.S. SOFR + 0.52%), 5.86%, 6/15/26 (1) (2)	24,500	24,391

Cooperatieve Rabobank U.A.,

(Floating, U.S. SOFR Compounded Index + 0.38%), 5.66%, 1/10/25 (2)	9,700	9,678

Credit Agricole S.A.,

3.25%, 10/4/24 (1)	7,000	6,812

Credit Suisse A.G.,

3.63%, 9/9/24	3,500	3,406

7.95%, 1/9/25	5,517	5,615

Danske Bank A/S,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (3)	4,135	4,127

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (3)	4,060	4,059

DBS Group Holdings Ltd.,

(Floating, U.S. SOFR Compounded Index + 0.30%), 5.64%, 11/22/24 (1) (2)	15,000	14,950

Deutsche Bank A.G.,

0.96%, 11/8/23	7,300	7,256

(Floating, U.S. SOFR + 1.22%), 6.56%, 11/16/27 (2)	7,500	7,166

Federation des Caisses Desjardins du Quebec,

(Floating, U.S. SOFR + 0.43%), 5.77%, 5/21/24 (1) (2)	22,400	22,374

(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (3)	14,030	13,823

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	328	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 41.8% continued

Banking – 33.7% continued

HSBC Holdings PLC,

(Floating, CME Term SOFR 3M + 1.64%), 7.05%, 9/12/26 (2)	$22,816	$23,022

ING Groep N.V.,

(Floating, U.S. SOFR Compounded Index + 1.01%), 6.35%, 4/1/27 (2)	27,000	26,706

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (3)	7,700	7,488

Macquarie Group Ltd.,

(Floating, U.S. SOFR + 0.71%), 6.01%, 10/14/25 (1) (2)	25,960	25,815

Mitsubishi UFJ Financial Group, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 7/18/25 (3)	10,000	9,884

(Floating, U.S. SOFR + 0.94%), 6.28%, 2/20/26 (2)	3,000	3,002

National Australia Bank Ltd.,

(Floating, U.S. SOFR + 0.86%), 6.20%, 6/9/25 (1) (2)	13,950	14,018

National Bank of Canada,

0.75%, 8/6/24	12,500	11,937

(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	7,070	6,935

Nationwide Building Society,

0.55%, 1/22/24 (1)	5,000	4,918

(Floating, U.S. SOFR + 1.29%), 6.63%, 2/16/28 (1) (2)	10,700	10,446

NatWest Markets PLC,

(Floating, U.S. SOFR + 0.53%), 5.87%, 8/12/24 (1) (2)	10,700	10,666

(Floating, U.S. SOFR + 0.76%), 6.11%, 9/29/26 (1) (2)	32,900	32,358

Nordea Bank Abp,

(Floating, U.S. SOFR + 0.96%), 6.30%, 6/6/25 (1) (2)	12,200	12,232

Royal Bank of Canada,

(Floating, U.S. SOFR Compounded Index + 0.57%), 5.91%, 4/27/26 (2)	20,900	20,670

(Floating, U.S. SOFR Compounded Index + 0.59%), 5.93%, 11/2/26 (2)	15,000	14,780

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 41.8% continued

Banking – 33.7% continued

Skandinaviska Enskilda Banken AB,

(Floating, U.S. SOFR + 0.96%), 6.30%, 6/9/25 (1) (2)	$20,000	$20,033

Societe Generale S.A.,

2.63%, 10/16/24 (1)	14,505	13,941

Sumitomo Mitsui Financial Group, Inc.,

0.51%, 1/12/24	2,500	2,463

(Floating, U.S. SOFR + 0.88%), 6.16%, 1/14/27 (2)	5,840	5,818

Svenska Handelsbanken AB,

(Floating, U.S. SOFR + 0.91%), 6.25%, 6/10/25 (1) (2)	27,484	27,534

Swedbank AB,

6.14%, 9/12/26 (1)	7,000	6,971

Toronto-Dominion Bank (The),

0.55%, 3/4/24	1,000	978

3.77%, 6/6/25	7,700	7,447

5.53%, 7/17/26	5,000	4,964

(Floating, U.S. SOFR + 0.59%), 5.93%, 9/10/26 (2)	20,000	19,751

Westpac Banking Corp.,

1.02%, 11/18/24	280	266

(Floating, U.S. SOFR + 0.30%), 5.64%, 11/18/24 (2)	2,972	2,963

(Floating, U.S. SOFR + 1.00%), 6.34%, 8/26/25 (2)	13,230	13,330

(Floating, U.S. SOFR + 0.52%), 5.86%, 6/3/26 (2)	4,200	4,177

		667,660

Biotechnology & Pharmaceuticals – 0.1%

GlaxoSmithKline Capital PLC,

0.53%, 10/1/23	1,015	1,015

Electric Utilities – 0.2%

Enel Finance International N.V.,

4.25%, 6/15/25(1)	4,400	4,272

Industrial Support Services – 0.8%

Element Fleet Management Corp.,

1.60%, 4/6/24 (1)	5,800	5,661

6.27%, 6/26/26 (1)	9,720	9,687

		15,348

Institutional Financial Services – 1.1%

LSEGA Financing PLC,

0.65%, 4/6/24 (1)	14,900	14,490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	329	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 41.8% continued

Institutional Financial Services – 1.1% continued

Sumitomo Mitsui Trust Bank Ltd.,

(Floating, U.S. SOFR + 0.44%), 5.78%, 9/16/24 (1) (2)	$7,855	$7,835

		22,325

Metals & Mining – 0.3%

Glencore Funding LLC,

4.13%, 3/12/24(1)	7,000	6,940

Oil & Gas Producers – 1.6%

Enbridge, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.63%), 5.97%, 2/16/24 (2)	14,180	14,180

Saudi Arabian Oil Co.,

1.25%, 11/24/23 (1)	8,196	8,132

TransCanada PipeLines Ltd.,

1.00%, 10/12/24	9,070	8,616

		30,928

Specialty Finance – 0.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

3.15%, 2/15/24	5,000	4,943

1.65%, 10/29/24	9,100	8,656

Avolon Holdings Funding Ltd.,

5.25%, 5/15/24 (1)	4,957	4,910

		18,509

Telecommunications – 0.3%

Rogers Communications, Inc.,

4.10%, 10/1/23	6,900	6,900

Transportation & Logistics – 0.2%

Canadian Pacific Railway Co.,

1.35%, 12/2/24	5,060	4,797

Total Foreign Issuer Bonds

(Cost $838,058)		828,883

U.S. GOVERNMENT AGENCIES – 0.6% (4)

Fannie Mae – 0.4%

Fannie Mae REMICS, Series 2021-47, Class A,

3.00%, 11/25/32	4,360	4,253

Pool #FM3019,

3.50%, 2/1/35	2,168	2,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 0.6% (4) continued

Fannie Mae – 0.4% continued

Pool #MA3932,

3.50%, 2/1/35	$1,932	$1,815

		8,105

Freddie Mac – 0.1%

Pool #ZS8641,

2.50%, 2/1/32	3,167	2,858

Government National Mortgage Association – 0.1%

Government National Mortgage Association, Series 2013-149, Class MA,

2.50%, 5/20/40	1,452	1,386

Total U.S. Government Agencies

(Cost $13,356)		12,349

U.S. GOVERNMENT OBLIGATIONS – 3.5%

U.S. Treasury Notes – 3.5%

2.50%, 4/30/24	15,000	14,745

3.00%, 6/30/24	5,000	4,909

3.00%, 7/31/24	10,000	9,796

0.75%, 11/15/24	5,000	4,749

4.75%, 7/31/25	10,000	9,934

4.50%, 8/15/26	10,000	9,876

4.63%, 9/15/26	15,000	14,926

		68,935

Total U.S. Government Obligations

(Cost $69,736)		68,935

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	52,173,782	$52,174

Total Investment Companies

(Cost $52,174)		52,174

Total Investments – 99.5%

(Cost $2,000,658)		1,972,412

Other Assets less Liabilities – 0.5%		10,262

NET ASSETS – 100.0%		$1,982,674

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	330	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2023.

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(6)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Asset-Backed Securities	11.2%

Corporate Bonds	39.8%

Foreign Issuer Bonds	41.8%

U.S. Government Agencies	0.6%

U.S. Government Obligations	3.5%

Investment Companies	2.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-backed securities(1)	$—	$221,251	$—	$221,251

Corporate Bonds(1)	—	788,820	—	788,820

Foreign Issuer Bonds(1)	—	828,883	—	828,883

U.S. Government Agencies(1)	—	12,349	—	12,349

U.S. Government Obligations	—	68,935	—	68,935

Investment Companies	52,174	—	—	52,174

Total Investments	$52,174	$1,920,238	$—	$1,972,412

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	331	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 1.9% (1)

Fannie Mae – 0.6%

Pool #555649,

7.50%, 10/1/32	$12	$12

Pool #BH9277,

3.50%, 2/1/48	120	105

Pool #FS3063,

4.50%, 10/1/52	184	169

		286

Freddie Mac – 1.1%

Pool #RA8880,

5.50%, 4/1/53	96	93

Pool #SD1360,

5.50%, 7/1/52	107	103

Pool #SD1710,

5.00%, 10/1/52	191	180

Pool #SD2665,

6.00%, 4/1/53	96	96

Pool #ZS7735,

2.00%, 1/1/32	1	1

		473

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	75	66

Government National Mortgage Association I – 0.0%

Pool #676682,

4.50%, 6/15/25	10	10

Pool #782618,

4.50%, 4/15/24	1	1

Pool #783245,

5.00%, 9/15/24	1	1

Pool #783489,

5.00%, 6/15/25(2)	1	—

		12

Total U.S. Government Agencies

(Cost $893)		837

U.S. GOVERNMENT OBLIGATIONS – 97.2%

U.S. Treasury Inflation Indexed Notes – 2.2%

0.50%, 4/15/24	116	138

0.13%, 7/15/24	111	140

0.13%, 10/15/24	120	139

0.25%, 1/15/25	111	138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 97.2% continued

U.S. Treasury Inflation Indexed Notes – 2.2% continued

0.38%, 7/15/25	$111	$137

0.13%, 4/15/26	126	137

0.13%, 4/15/27	137	136

0.13%, 7/15/30	2	2

		967

U.S. Treasury Notes – 95.0%

0.25%, 5/15/24	374	362

1.75%, 6/30/24	225	219

1.75%, 7/31/24	638	619

1.88%, 8/31/24	637	617

2.13%, 9/30/24	133	129

2.25%, 10/31/24	632	611

2.25%, 11/15/24	675	652

4.50%, 11/30/24	1,833	1,815

2.50%, 1/31/25	623	600

2.75%, 2/28/25	618	597

2.88%, 4/30/25	618	596

0.25%, 5/31/25	145	134

2.88%, 5/31/25	587	565

0.25%, 7/31/25	677	620

0.25%, 9/30/25	133	121

0.38%, 11/30/25	128	116

0.38%, 12/31/25	159	144

2.63%, 12/31/25	119	113

4.00%, 2/15/26	6,285	6,152

0.75%, 3/31/26	320	289

2.25%, 3/31/26	371	348

0.88%, 6/30/26	302	272

1.88%, 6/30/26	295	273

0.63%, 7/31/26	299	266

1.50%, 8/15/26	3,000	2,735

0.75%, 8/31/26	293	261

1.13%, 10/31/26	211	189

1.50%, 1/31/27	265	239

0.63%, 3/31/27	92	80

0.50%, 5/31/27	257	221

0.38%, 9/30/27	311	262

2.25%, 11/15/27	226	205

0.63%, 11/30/27	236	200

3.88%, 11/30/27	5,088	4,932

0.75%, 1/31/28	229	194

3.63%, 4/30/28	700	667

1.25%, 5/31/28	215	185

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	332	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 97.2% continued

U.S. Treasury Notes – 95.0% continued

3.63%, 5/31/28	$2,000	$1,917

4.00%, 6/30/28	750	730

2.88%, 8/15/28	595	549

1.13%, 8/31/28	208	176

4.38%, 8/31/28	750	743

3.13%, 11/15/28	588	547

2.88%, 4/30/29	2,129	1,944

4.00%, 2/28/30	1,500	1,447

4.13%, 8/31/30	4,600	4,465

3.50%, 2/15/33	2,930	2,688

3.38%, 5/15/33	300	272

		42,078

Total U.S. Government Obligations

(Cost $45,198)		43,045

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

5.14%(3) (4)	120,921	$121

Total Investment Companies

(Cost $121)		121

Total Investments – 99.4%

(Cost $46,212)		44,003

Other Assets less Liabilities – 0.6%		254

NET ASSETS – 100.0%		$44,257

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	1.9%

U.S. Government Obligations	97.2%

Investment Companies	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Agencies(1)	$ —	$ 837	$—	$ 837

U.S. Government Obligations(1)	—	43,045	—	43,045

Investment Companies	121	—	—	121

Total Investments	$121	$43,882	$—	$44,003

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	333	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 17.7% (1)

Federal Farm Credit Bank – 7.2%

FFCB Discount Notes,

5.22%, 10/23/23(2)	$20,000	$19,937

5.28%, 12/4/23(2)	10,000	9,907

5.31%, 12/11/23(2)	25,000	24,741

5.35%, 12/18/23(2)	12,000	11,863

5.35%, 12/26/23(2)	15,000	14,811

FFCB Notes,

(Floating, U.S. Federal Funds + 0.02%), 5.35%, 10/2/23(3)	45,000	45,000

(Floating, U.S. Federal Funds + 0.12%), 5.45%, 10/2/23(3)	60,000	60,000

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 10/2/23(3)	150,000	149,983

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 10/2/23(3)	35,000	35,000

(Floating, U.S. SOFR + 0.03%), 5.34%, 10/2/23(3)	5,000	5,000

(Floating, U.S. SOFR + 0.06%), 5.37%, 10/2/23(3)	30,000	30,000

(Floating, U.S. SOFR + 0.07%), 5.38%, 10/2/23(3)	115,000	115,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 10/2/23(3)	155,000	155,000

(Floating, U.S. SOFR + 0.15%), 5.46%, 10/2/23(3)	30,000	30,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 10/2/23(3)	195,000	195,000

(Floating, U.S. SOFR + 0.16%), 10/6/23(3) (4)	30,000	30,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 10/2/23(3)	145,000	145,000

(Floating, U.S. SOFR + 0.17%), 5.49%, 10/2/23(3)	30,000	30,000

(Floating, U.S. SOFR + 0.17%), 5.43%, 10/3/23(3)	100,000	100,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 10/2/23(3)	165,000	165,000

(Floating, U.S. SOFR + 0.19%), 5.50%, 10/2/23(3)	45,000	45,000

		1,416,242
Federal Home Loan Bank – 10.5%

FHLB Bonds,

5.40%, 3/27/24	60,000	60,000

5.54%, 4/24/24	25,000	25,000

5.33%, 4/26/24	45,000	45,000

5.35%, 4/26/24	55,000	55,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.7% (1) continued

Federal Home Loan Bank – 10.5% continued

5.27%, 5/3/24	$130,000	$130,000

5.30%, 5/17/24	165,000	165,000

5.37%, 5/21/24	50,000	50,000

5.33%, 5/24/24	65,000	65,000

5.40%, 5/30/24	100,000	100,000

5.31%, 6/14/24	100,000	100,000

5.44%, 6/21/24	50,000	50,000

5.60%, 6/26/24	83,000	83,000

5.62%, 7/23/24	140,000	140,000

5.58%, 8/19/24	110,000	110,000

5.62%, 8/26/24	80,000	80,000

5.64%, 9/13/24	150,000	150,000

5.58%, 10/28/24	120,000	120,000

FHLB Discount Notes,

5.25%, 10/20/23(2)	50,000	49,864

5.51%, 7/12/24(2)	150,000	150,000

FHLB Notes,

(Floating, U.S. SOFR + 0.08%), 5.39%, 10/2/23(3)	125,000	125,000

(Floating, U.S. SOFR + 0.12%), 5.43%, 10/2/23(3)	70,000	70,000

(Floating, U.S. SOFR + 0.12%), 5.44%, 10/2/23(3)	50,000	50,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 10/2/23(3)	50,000	50,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 10/2/23(3)	55,000	55,000

		2,077,864

Total U.S. Government Agencies

(Cost $3,494,106)		3,494,106

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	334	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS – 1.1%

U.S. Treasury Floating Rate Notes – 1.1%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 5.33%, 10/2/23(3)	$50,000	$49,978

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.44%, 10/2/23(3)	175,000	175,000

		224,978

Total U.S. Government Obligations

(Cost $224,978)		224,978

Investments, at Amortized Cost

( $3,719,084)		3,719,084

REPURCHASE AGREEMENTS – 81.2% (5)

Bank of America Securities LLC, dated 9/29/23, repurchase price $700,309,

5.30%, 10/2/23	700,000	700,000

Barclays Capital, Inc., dated 9/29/23, repurchase price $1,330,588,

5.30%, 10/2/23	1,330,000	1,330,000

Canadian Imperial Bank of Commerce, dated 9/29/23, repurchase price $550,813,

5.32%, 10/6/23	550,000	550,000

Citigroup Global Markets, Inc., dated 9/29/23, repurchase price $809,657,

5.30%, 10/2/23	809,300	809,300

Federal Reserve Bank of New York, dated 9/29/23, repurchase price $10,504,638,

5.30%, 10/2/23	10,500,000	10,500,000

Goldman Sachs & Co., dated 9/29/23, repurchase price $500,221,

5.30%, 10/2/23	500,000	500,000

JPMorgan Securities LLC, dated 9/29/23, repurchase price $753,322,

5.32%, 10/6/23	750,000	750,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS - 81.2% (5) continued

NatWest Markets PLC, dated 9/29/23, repurchase price $500,221,

5.31%, 10/2/23	$500,000	$500,000

Royal Bank of Canada, New York Branch, dated 9/29/23, repurchase price $452,138,

5.35%, 10/6/23	450,000	450,000

		16,089,300

Total Repurchase Agreements

(Cost $16,089,300)		16,089,300

Total Investments – 100.0%

(Cost $19,808,384)		19,808,384

Other Assets less Liabilities – 0.0%		865

NET ASSETS – 100.0%		$19,809,249

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of September 30, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	$36,730	1.10%—4.10%	10/13/26—1/27/42

FHLMC	$1,218,962	0.00%—7.00%	3/15/31—9/1/53

FNMA	$784,339	0.00%—8.00%	6/1/25—9/1/53

GNMA	$1,024,225	1.50%—8.00%	10/20/30—6/15/64

U.S. Treasury Bonds	$643,319	0.00%—3.88%	11/15/23—5/15/53

U.S. Treasury Notes	$12,528,522	0.00%—4.63%	1/31/24—1/15/33

Total	$16,236,097

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	335	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2023 (UNAUDITED)

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	17.7%

U.S. Government Obligations	1.1%

Repurchase Agreements	81.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by U.S. Government Money Market Fund(1)	$—	$19,808,384	$—	$19,808,384

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	336	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 19.8% (1)

Federal Farm Credit Bank – 9.4%

FFCB Discount Notes,

5.22%, 10/23/23(2)	$5,000	$4,984

5.24%, 11/24/23(2)	5,000	4,961

5.31%, 12/11/23(2)	5,000	4,948

5.35%, 12/18/23(2)	4,000	3,954

5.35%, 12/22/23(2)	5,000	4,940

5.35%, 12/26/23(2)	5,000	4,937

FFCB Notes,

(Floating, U.S. Federal Funds + 0.02%), 5.35%, 10/2/23(3)	5,000	5,000

(Floating, U.S. Federal Funds + 0.12%), 5.45%, 10/2/23(3)	10,000	10,000

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 10/2/23(3)	25,000	24,998

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 10/2/23(3)	5,000	5,000

(Floating, U.S. SOFR + 0.03%), 5.34%, 10/2/23(3)	25,000	25,000

(Floating, U.S. SOFR + 0.06%), 5.37%, 10/2/23(3)	25,000	25,001

(Floating, U.S. SOFR + 0.07%), 5.38%, 10/2/23(3)	20,000	20,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 10/2/23(3)	30,000	30,000

(Floating, U.S. SOFR + 0.15%), 5.46%, 10/2/23(3)	5,000	5,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 10/2/23(3)	45,000	45,000

(Floating, U.S. SOFR + 0.16%), 10/6/23(3) (4)	5,000	5,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 10/2/23(3)	30,000	30,000

(Floating, U.S. SOFR + 0.17%), 5.49%, 10/2/23(3)	5,000	5,000

(Floating, U.S. SOFR + 0.17%), 5.43%, 10/3/23(3)	20,000	20,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 10/2/23(3)	50,000	50,000

(Floating, U.S. SOFR + 0.19%), 5.50%, 10/2/23(3)	10,000	10,000

		343,723

Federal Home Loan Bank – 10.4%

FHLB Bonds,

5.40%, 3/27/24	10,000	10,000

5.54%, 4/24/24	5,000	5,000

5.33%, 4/26/24	10,000	10,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 19.8% (1) continued

Federal Home Loan Bank – 10.4% continued

5.35%, 4/26/24	$10,000	$10,000

5.27%, 5/3/24	20,000	20,000

5.30%, 5/17/24	30,000	30,000

5.37%, 5/21/24	10,000	10,000

5.33%, 5/24/24	5,000	5,000

5.40%, 5/30/24	20,000	20,000

5.31%, 6/14/24	25,000	25,000

5.44%, 6/21/24	15,000	15,000

5.60%, 6/26/24	18,000	18,000

5.62%, 7/23/24	45,000	45,000

5.58%, 8/19/24	25,000	25,000

5.64%, 9/13/24	30,000	30,000

5.58%, 10/28/24	20,000	20,000

FHLB Discount Notes,

5.25%, 10/20/23(2)	10,000	9,973

5.51%, 7/12/24(2)	25,000	25,000

FHLB Notes,

(Floating, U.S. SOFR + 0.08%), 5.39%, 10/2/23(3)	15,000	15,000

(Floating, U.S. SOFR + 0.12%), 5.43%, 10/2/23(3)	15,000	15,000

(Floating, U.S. SOFR + 0.12%), 5.44%, 10/2/23(3)	10,000	10,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 10/2/23(3)	10,000	10,000

		382,973

Total U.S. Government Agencies

(Cost $726,696)		726,696

U.S. GOVERNMENT OBLIGATIONS – 1.2%

U.S. Treasury Floating Rate Notes – 1.2%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 5.33%, 10/2/23(3)	20,000	19,993

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.44%, 10/2/23(3)	25,000	25,000

		44,993

Total U.S. Government Obligations

(Cost $44,993)		44,993

Investments, at Amortized Cost

( $771,689)		771,689

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	337	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS – 78.3% (5)

Bank of America N.A., dated 9/29/23, repurchase price $250,110,

5.30%, 10/2/23	$250,000	$250,000

Bank of America Securities LLC, dated 9/29/23, repurchase price $100,044,

5.30%, 10/2/23	100,000	100,000

Barclays Capital, Inc., dated 9/29/23, repurchase price $850,375,

5.30%, 10/2/23	850,000	850,000

Citigroup Global Markets, Inc., dated 9/29/23, repurchase price $427,289,

5.30%, 10/2/23	427,100	427,100

Federal Reserve Bank of New York, dated 9/29/23, repurchase price $950,420,

5.30%, 10/2/23	950,000	950,000

JPMorgan Securities LLC, dated 9/29/23, repurchase price $150,664,

5.32%, 10/6/23	150,000	150,000

Royal Bank of Canada, New York Branch, dated 9/29/23, repurchase price $150,556,

5.34%, 10/6/23	150,000	150,000

		2,877,100

Total Repurchase Agreements

(Cost $2,877,100)		2,877,100

Total Investments – 99.3%

(Cost $3,648,789)		3,648,789

Other Assets less Liabilities – 0.7%		24,801

NET ASSETS – 100.0%		$3,673,590

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of September 30, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2023.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLMC	$157,123	2.00%—6.50%	9/1/32—9/1/53

FNMA	$403,357	2.00%—7.00%	1/1/32—9/1/53

GNMA	$496,647	2.00%—7.00%	7/20/30—8/15/64

U.S. Treasury Bonds	$454,490	2.25%—3.00%	5/15/41—11/15/45

U.S. Treasury Notes	$1,414,709	0.25%—3.00%	6/30/24—2/15/32

Total	$2,926,326

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	19.8%

U.S. Government Obligations	1.2%

Repurchase Agreements	78.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	338	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,648,789	$—	$3,648,789

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	339	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS – 99.4%

U.S. Treasury Bonds – 19.4%

6.00%, 2/15/26	$10	$10

6.50%, 11/15/26	35	37

6.38%, 8/15/27	65	69

6.13%, 11/15/27	75	79

5.50%, 8/15/28	50	52

5.25%, 11/15/28	100	103

6.13%, 8/15/29	50	54

6.25%, 5/15/30	75	82

5.38%, 2/15/31	100	105

4.50%, 2/15/36	60	60

4.75%, 2/15/37	25	25

5.00%, 5/15/37	50	52

4.38%, 2/15/38	50	48

4.50%, 5/15/38	45	44

3.50%, 2/15/39	50	43

4.25%, 5/15/39	50	47

4.50%, 8/15/39	50	48

4.38%, 11/15/39	50	48

4.63%, 2/15/40	100	98

1.13%, 5/15/40	300	172

4.38%, 5/15/40	65	62

1.13%, 8/15/40	350	199

3.88%, 8/15/40	100	89

1.38%, 11/15/40	425	251

4.25%, 11/15/40	100	93

1.88%, 2/15/41	550	355

4.75%, 2/15/41	145	143

2.25%, 5/15/41	335	230

4.38%, 5/15/41	140	132

1.75%, 8/15/41	550	342

3.75%, 8/15/41	100	87

2.00%, 11/15/41	400	260

3.13%, 11/15/41	145	114

2.38%, 2/15/42	400	276

3.13%, 2/15/42	100	78

3.00%, 5/15/42	155	119

3.25%, 5/15/42	225	179

2.75%, 8/15/42	130	95

3.38%, 8/15/42	150	122

2.75%, 11/15/42	165	120

4.00%, 11/15/42	300	266

3.13%, 2/15/43	205	159

3.88%, 2/15/43	250	218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.4% continued

U.S. Treasury Bonds – 19.4% continued

2.88%, 5/15/43	$225	$167

3.88%, 5/15/43	100	87

3.63%, 8/15/43	100	83

4.38%, 8/15/43	200	187

3.75%, 11/15/43	230	195

3.63%, 2/15/44	150	125

3.38%, 5/15/44	150	120

3.13%, 8/15/44	225	172

3.00%, 11/15/44	155	116

2.50%, 2/15/45	150	102

3.00%, 5/15/45	125	93

2.88%, 8/15/45	175	127

3.00%, 11/15/45	80	59

2.50%, 2/15/46	150	101

2.50%, 5/15/46	200	134

2.25%, 8/15/46	175	111

2.88%, 11/15/46	100	72

3.00%, 2/15/47	200	147

3.00%, 5/15/47	150	110

2.75%, 8/15/47	200	140

2.75%, 11/15/47	200	139

3.00%, 2/15/48	290	212

3.13%, 5/15/48	225	168

3.00%, 8/15/48	300	219

3.38%, 11/15/48	300	235

3.00%, 2/15/49	350	256

2.88%, 5/15/49	300	214

2.25%, 8/15/49	350	218

2.38%, 11/15/49	325	208

2.00%, 2/15/50	415	242

1.25%, 5/15/50	450	212

1.38%, 8/15/50	450	220

1.63%, 11/15/50	500	262

1.88%, 2/15/51	525	294

2.38%, 5/15/51	500	317

2.00%, 8/15/51	525	303

1.88%, 11/15/51	450	251

2.25%, 2/15/52	500	307

2.88%, 5/15/52	425	301

3.00%, 8/15/52	380	277

4.00%, 11/15/52	400	354

3.63%, 2/15/53	425	351

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	340	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.4% continued

U.S. Treasury Bonds – 19.4% continued

3.63%, 5/15/53	$335	$277

4.13%, 8/15/53	250	227

		13,777

U.S. Treasury Notes – 80.0%

0.63%, 10/15/24	400	381

1.50%, 10/31/24	200	192

2.25%, 10/31/24	150	145

0.75%, 11/15/24	500	475

2.25%, 11/15/24	450	435

1.50%, 11/30/24	300	287

2.13%, 11/30/24	200	193

4.50%, 11/30/24	400	396

1.00%, 12/15/24	250	237

1.75%, 12/31/24	200	191

2.25%, 12/31/24	250	241

4.25%, 12/31/24	250	247

1.13%, 1/15/25	350	332

1.38%, 1/31/25	200	190

2.50%, 1/31/25	200	193

4.13%, 1/31/25	250	246

1.50%, 2/15/25	400	380

2.00%, 2/15/25	325	311

1.13%, 2/28/25	250	236

2.75%, 2/28/25	215	208

4.63%, 2/28/25	300	297

1.75%, 3/15/25	300	285

0.50%, 3/31/25	300	280

2.63%, 3/31/25	150	144

3.88%, 3/31/25	300	294

2.63%, 4/15/25	350	337

0.38%, 4/30/25	300	278

2.88%, 4/30/25	200	193

4.13%, 4/30/25	200	196

2.13%, 5/15/25	400	381

2.75%, 5/15/25	375	361

0.25%, 5/31/25	300	277

2.88%, 5/31/25	175	169

4.25%, 5/31/25	300	296

2.88%, 6/15/25	350	337

0.25%, 6/30/25	300	276

2.75%, 6/30/25	150	144

4.63%, 6/30/25	400	397

0.25%, 7/31/25	350	320

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.4% continued

U.S. Treasury Notes – 80.0% continued

2.88%, 7/31/25	$225	$216

4.75%, 7/31/25	250	248

2.00%, 8/15/25	450	425

3.13%, 8/15/25	250	241

0.25%, 8/31/25	250	228

2.75%, 8/31/25	150	144

5.00%, 8/31/25	200	200

3.50%, 9/15/25	300	291

0.25%, 9/30/25	375	341

3.00%, 9/30/25	200	192

5.13%, 9/30/25	300	300

4.25%, 10/15/25	250	246

0.25%, 10/31/25	350	317

3.00%, 10/31/25	200	192

2.25%, 11/15/25	445	420

4.50%, 11/15/25	300	297

0.38%, 11/30/25	355	322

2.88%, 11/30/25	150	144

0.38%, 12/31/25	400	362

2.63%, 12/31/25	300	285

3.88%, 1/15/26	300	293

0.38%, 1/31/26	350	315

2.63%, 1/31/26	150	142

1.63%, 2/15/26	250	232

4.00%, 2/15/26	400	392

0.50%, 2/28/26	500	450

2.50%, 2/28/26	100	95

4.63%, 3/15/26	300	298

0.75%, 3/31/26	400	362

2.25%, 3/31/26	250	235

3.75%, 4/15/26	300	292

0.75%, 4/30/26	250	225

2.38%, 4/30/26	225	211

1.63%, 5/15/26	450	414

3.63%, 5/15/26	300	291

0.75%, 5/31/26	300	269

2.13%, 5/31/26	175	163

4.13%, 6/15/26	300	294

0.88%, 6/30/26	350	315

1.88%, 6/30/26	125	116

4.50%, 7/15/26	300	297

0.63%, 7/31/26	350	312

1.88%, 7/31/26	200	185

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	341	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.4% continued

U.S. Treasury Notes – 80.0% continued

1.50%, 8/15/26	$520	$474

4.50%, 8/15/26	300	296

0.75%, 8/31/26	150	134

1.38%, 8/31/26	200	181

4.63%, 9/15/26	300	299

0.88%, 9/30/26	450	402

1.63%, 9/30/26	150	137

1.13%, 10/31/26	400	358

1.63%, 10/31/26	200	182

2.00%, 11/15/26	315	290

1.25%, 11/30/26	375	336

1.63%, 11/30/26	150	136

1.25%, 12/31/26	350	314

1.75%, 12/31/26	200	182

1.50%, 1/31/27	575	518

2.25%, 2/15/27	310	286

1.13%, 2/28/27	100	89

1.88%, 2/28/27	300	273

0.63%, 3/31/27	180	156

2.50%, 3/31/27	350	325

0.50%, 4/30/27	275	237

2.75%, 4/30/27	350	327

2.38%, 5/15/27	250	231

0.50%, 5/31/27	250	215

2.63%, 5/31/27	350	325

0.50%, 6/30/27	200	171

3.25%, 6/30/27	400	380

0.38%, 7/31/27	250	212

2.75%, 7/31/27	375	349

2.25%, 8/15/27	350	320

0.50%, 8/31/27	250	213

3.13%, 8/31/27	350	330

0.38%, 9/30/27	300	253

4.13%, 9/30/27	350	343

0.50%, 10/31/27	300	254

4.13%, 10/31/27	250	245

2.25%, 11/15/27	300	273

0.63%, 11/30/27	400	339

3.88%, 11/30/27	350	339

0.63%, 12/31/27	450	381

3.88%, 12/31/27	250	242

0.75%, 1/31/28	500	424

3.50%, 1/31/28	250	239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.4% continued

U.S. Treasury Notes – 80.0% continued

2.75%, 2/15/28	$400	$370

1.13%, 2/29/28	450	387

4.00%, 2/29/28	300	292

1.25%, 3/31/28	400	345

3.63%, 3/31/28	300	288

1.25%, 4/30/28	400	344

3.63%, 4/30/28	350	334

2.88%, 5/15/28	425	394

1.25%, 5/31/28	450	386

3.63%, 5/31/28	325	311

1.25%, 6/30/28	400	343

4.00%, 6/30/28	300	292

1.00%, 7/31/28	450	380

4.13%, 7/31/28	175	171

2.88%, 8/15/28	590	545

1.13%, 8/31/28	200	169

4.38%, 8/31/28	325	322

1.25%, 9/30/28	450	382

4.63%, 9/30/28	300	300

1.38%, 10/31/28	400	341

3.13%, 11/15/28	375	349

1.50%, 11/30/28	350	300

1.38%, 12/31/28	450	382

1.75%, 1/31/29	300	259

2.63%, 2/15/29	400	362

1.88%, 2/28/29	300	261

2.38%, 3/31/29	400	356

2.88%, 4/30/29	250	228

2.38%, 5/15/29	400	355

2.75%, 5/31/29	300	272

3.25%, 6/30/29	325	302

2.63%, 7/31/29	300	269

1.63%, 8/15/29	300	255

3.13%, 8/31/29	300	276

3.88%, 9/30/29	275	264

4.00%, 10/31/29	200	193

1.75%, 11/15/29	225	191

3.88%, 11/30/29	200	192

3.88%, 12/31/29	250	239

3.50%, 1/31/30	250	234

1.50%, 2/15/30	425	352

4.00%, 2/28/30	200	193

3.63%, 3/31/30	250	236

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	342	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.4% continued

U.S. Treasury Notes – 80.0% continued

3.50%, 4/30/30	$250	$234

0.63%, 5/15/30	500	387

3.75%, 5/31/30	250	237

3.75%, 6/30/30	200	190

4.00%, 7/31/30	150	144

0.63%, 8/15/30	735	564

4.13%, 8/31/30	250	243

4.63%, 9/30/30	250	250

0.88%, 11/15/30	775	603

1.13%, 2/15/31	750	592

1.63%, 5/15/31	740	601

1.25%, 8/15/31	800	625

1.38%, 11/15/31	800	627

1.88%, 2/15/32	750	609

2.88%, 5/15/32	700	614

2.75%, 8/15/32	700	606

4.13%, 11/15/32	650	627

3.50%, 2/15/33	700	642

3.38%, 5/15/33	675	612

4.00%, 8/15/33	500	472

		56,892

Total U.S. Government Obligations

(Cost $81,672)		70,669

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	80,551	$81

Total Investment Companies

(Cost $81)		81

Total Investments – 99.5%

(Cost $81,753)		70,750

Other Assets less Liabilities – 0.5%		384

NET ASSETS – 100.0%		$71,134

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2023 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2023, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Obligations	99.4%

Investment Companies	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2023:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Obligations(1)	$—	$70,669	$—	$70,669

Investment Companies	81	—	—	81

Total Investments	$81	$70,669	$—	$70,750

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	343	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 41 funds as of September 30, 2023, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Limited Term Tax-Exempt, Limited Term U.S. Government, Multi-Manager Emerging Markets Debt Opportunity, Multi-Manager High Yield Opportunity, Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market, U.S. Government Select Money Market and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Each Fund is authorized to issue one class of shares designated as the “Shares” class. The Ultra-Short Fixed Income Fund is authorized to issue a second class of shares designated as Siebert Williams Shank Shares, which commenced operations on September 13, 2022.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading. The NAV calculation time and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 P.M. Central time with respect to the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities for the Funds other than the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent

FIXED INCOME AND MONEY MARKET FUNDS	344	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.

The investments held by U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The futures contract positions and investment strategies utilized during the six months ended September 30, 2023, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Core Bond	Long and Short	Hedging/Liquidity

Fixed Income	Long and Short	Hedging/Liquidity

Multi-Manager High Yield Opportunity	Long and Short	Hedging/Liquidity/Speculation

Short Bond	Long and Short	Hedging/Liquidity

At September 30, 2023, the aggregate market value of assets pledged related to each Fund’s investment in futures contracts for the Core Bond, Fixed Income and Short Bond Funds was approximately $174,000, $139,000 and $304,000, respectively. At September 30, 2023, the aggregate fair value of cash to cover margin requirements for open positions for the Multi-Manager

NORTHERN FUNDS SEMIANNUAL REPORT	345	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

High Yield Opportunity Fund was approximately $27,000. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30, 2023 for the Multi-Manager Emerging Markets Debt Opportunity Fund, approximately $120,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities.

F) CREDIT DEFAULT SWAP AGREEMENTS To the extent consistent with their investment objectives and strategies, certain Funds may invest in credit default swap (“CDS”) agreements for hedging purposes or to gain credit exposure. A Fund may enter into CDS agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment in the event of a credit default event on the referenced obligation or an underlying security comprising the referenced index. In the event of a credit default event, as defined under the terms of each particular swap agreement, if a Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which a Fund is the protection seller, if any, and serve as an indicator of the current

FIXED INCOME AND MONEY MARKET FUNDS	346	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for CDS agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for CDS sold and, conversely, increasing market values for CDS purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a CDS agreement as a buyer of protection, a Fund may pay an upfront premium to enter into the agreement. When selling protection, a Fund may receive this upfront premium paid from the buyer. During the term of the CDS agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on CDS agreements, with any interest payments already having been made being recognized as realized gain or loss on CDS agreements. This treatment will occur until the CDS is sold or reaches its expiration. Any upfront payments made or received upon entering into a CDS agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on CDS agreements. Unrealized appreciation (depreciation) on bilateral CDS agreements and variation margin on centrally cleared CDS agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager High Yield Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager High Yield Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between a Fund and its counterparties to mitigate credit risk. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to CDS agreements that were outstanding as of September 30, 2023 for the Multi-Manager High Yield Opportunity Fund, approximately $42,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities and approximately $5,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities.

G) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of September 30, 2023, if any, is included as unrealized appreciation (depreciation) on bilateral interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral interest rate swap agreements and variation margin on centrally cleared interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of the counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund consider the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-advisers may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP

NORTHERN FUNDS SEMIANNUAL REPORT	347	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. There were no outstanding bilateral interest rate swap or centrally cleared interest rate swap agreements at September 30, 2023. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

H) SHORT SALES The Multi-Manager High Yield Opportunity Fund entered into two short sales in error. The short positions at September 30, 2023 resulted in unrealized gain of less than $1,000.

I) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at September 30, 2023, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

Certain Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2023.

J) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

K) TERM LOANS The High Yield Municipal, High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value. The High Yield Municipal Fund may purchase the securities of distressed companies, including companies engaged in restructurings or bankruptcy proceedings. Investments in distressed companies may include senior obligations of an issuer issued in connection with a restructuring under Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” or “DIP” financings). DIP financings generally allow the issuer to continue its operations while reorganizing. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is risk that the issuer under a DIP financing will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse would be against the collateral securing the DIP financing.

L) REPURCHASE AGREEMENTS The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller

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FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund have entered into such repurchase agreements at September 30, 2023, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund did not enter into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at September 30, 2023.

The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. As of September 30, 2023, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*

U.S. Government Money Market	Bank of America	$ 700,000	$ (700,000)	$-

	Barclays	1,330,000	(1,330,000)	-

	Canadian Imperial Bank	550,000	(550,000)	-

	Citigroup	809,300	(809,300)	-

	Federal Reserve Bank of New York	10,500,000	(10,500,000)	-

	Goldman Sachs	500,000	(500,000)	-

	JPMorgan	750,000	(750,000)	-

	NatWest Markets PLC	500,000	(500,000)	-

	Royal Bank of Canada	450,000	(450,000)	-

	Total	$16,089,300	$(16,089,300)	$-

U.S. Government Select Money Market	Bank of America	$ 350,000	$ (350,000)	$-

	Barclays	850,000	(850,000)	-

	Citigroup	427,100	(427,100)	-

	Federal Reserve Bank of New York	950,000	(950,000)	-

	JPMorgan	150,000	(150,000)	-

	Royal Bank of Canada	150,000	(150,000)	-

	Total	$ 2,877,100	$ (2,877,100)	$-

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

Additional information about netting arrangements under the Netting Arrangements can be found in Note 10.

M) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and

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FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

N) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses are recognized on an accrual basis.

O) REDEMPTION FEES The High Yield Fixed Income, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2023, were as follows:

Amounts in thousands	REDEMPTION FEES

High Yield Fixed Income	$1

Redemption fees for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	REDEMPTION FEES

High Yield Fixed Income	$17

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees for the six months ended September 30, 2023 and for the fiscal year ended March 31, 2023 for the Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds.

P) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Arizona Tax-Exempt	Daily	Monthly

Bond Index	Daily	Monthly

California Intermediate Tax-Exempt	Daily	Monthly

California Tax-Exempt	Daily	Monthly

Core Bond	Daily	Monthly

Fixed Income	Daily	Monthly

High Yield Fixed Income	Daily	Monthly

High Yield Municipal	Daily	Monthly

Intermediate Tax-Exempt	Daily	Monthly

Limited Term Tax-Exempt	Daily	Monthly

Limited Term U.S. Government	Daily	Monthly

Multi-Manager Emerging Markets Debt Opportunity	Quarterly	Quarterly

Multi-Manager High Yield Opportunity	Monthly	Monthly

Short Bond	Daily	Monthly

Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly

Tax-Exempt	Daily	Monthly

Ultra-Short Fixed Income	Daily	Monthly

U.S. Government	Daily	Monthly

U.S. Government Money Market	Daily	Monthly

U.S. Government Select Money Market	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, deferral of certain realized losses, capital loss carryforwards and paydowns. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.

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FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

At March 31, 2023, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Bond Index	$2,432	$(2,432)	$—

Core Bond	194	(194)	—

Fixed Income	928	(928)	—

High Yield Fixed Income	2,124	(2,124)	—

Intermediate Tax-Exempt	2	—	(2)

Limited Term Tax-Exempt	1	(1)	—

Limited Term U.S. Government	4	(4)	—

Multi-Manager Emerging Markets Debt Opportunity	(2,784)	2,784	—

Multi-Manager High Yield Opportunity	276	(276)	—

Short Bond	290	(290)	—

Tax-Advantaged Ultra-Short Fixed Income	17	(17)	—

Ultra-Short Fixed Income	1,161	(1,161)	—

U.S. Government	1	(1)	—

U.S. Government Money Market	137	(137)	—

U.S. Government Select Money Market	32	(32)	—

Q) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Arizona Tax-Exempt	$ 3,067	$ 3,405

Bond Index	23,235	61,573

California Intermediate Tax-Exempt	4,970	8,240

California Tax-Exempt	1,961	2,268

Core Bond	13,566	7,166

Fixed Income	31,980	27,739

High Yield Fixed Income	146,372	575,498

High Yield Municipal	15,097	46,235

Intermediate Tax-Exempt	47,934	38,426

Limited Term Tax-Exempt	9,254	5,340

Limited Term U.S. Government	5,349	1,677

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Multi-Manager Emerging Markets Debt Opportunity	$ 7,102	$ 22,833

Multi-Manager High Yield Opportunity	2,309	58,450

Short Bond	3,170	18,140

Tax-Advantaged Ultra-Short Fixed Income	19,324	12,479

Tax-Exempt	50,667	46,114

Ultra-Short Fixed Income	11,770	10,754

U.S. Government	4,112	141

U.S. Treasury Index	367	912

At March 31, 2023, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Arizona Tax-Exempt	$ 51	$ —	$ —	$ (5,870)

Bond Index	—	1,322	—	(216,774)

California Intermediate Tax-Exempt	127	—	—	(20,788)

California Tax-Exempt	89	—	—	(8,884)

Core Bond	—	39	—	(8,080)

Fixed Income	—	276	—	(38,541)

High Yield Fixed Income	—	4,751	—	(374,290)

High Yield Municipal	623	—	—	(73,745)

Intermediate Tax-Exempt	—	—	—	(88,248)

Limited Term Tax-Exempt	81	—	—	(11,242)

Limited Term U.S. Government	—	36	—	(855)

Multi-Manager Emerging Markets Debt Opportunity	—	291	—	(13,448)

Multi-Manager High Yield Opportunity	—	517	—	(14,224)

Short Bond	—	111	—	(10,803)

Tax-Advantaged Ultra-Short Fixed Income	1,135	—	—	(40,800)

Tax-Exempt	317	—	—	(73,026)

Ultra-Short Fixed Income	—	2,009	—	(54,617)

U.S. Government	—	105	—	(851)

U.S. Government Money Market	—	66,120	—	—

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FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

U.S. Government Select Money Market	$ –	$12,645	$ –	$ –

U.S. Treasury Index	–	38	–	(8,118)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2023, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 2,857	$ 63	$–

Bond Index	–	60,053	–

California Intermediate Tax-Exempt	8,199	264	–

California Tax-Exempt	4,390	151	–

Core Bond	–	4,214	–

Fixed Income	–	18,411	–

High Yield Fixed Income	–	216,986	–

High Yield Municipal	23,481	465	–

Intermediate Tax-Exempt	50,999	1,202	–

Limited Term Tax-Exempt	9,809	353	–

Limited Term U.S. Government	–	1,126	–

Multi-Manager Emerging Markets Debt Opportunity	–	1,582	–

Multi-Manager High Yield Opportunity	–	11,421	–

Short Bond	–	7,357	–

Tax-Advantaged Ultra-Short Fixed Income	25,115	19,456	–

Tax-Exempt	35,509	534	–

Ultra-Short Fixed Income	–	62,599	–

U.S. Government	–	1,001	–

U.S. Government Money Market	–	338,661	–

U.S. Government Select Money Market	–	65,084	–

U.S. Treasury Index	–	1,476	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2022, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 3,476	$ 12	$ –

Bond Index	–	64,057	14,456

California Intermediate Tax-Exempt	10,468	93	–

California Tax-Exempt	4,388	93	674

Core Bond	–	3,651	–

Fixed Income	–	18,928	–

High Yield Fixed Income	–	195,599	–

High Yield Municipal	22,557	195	–

Intermediate Tax-Exempt	51,349	8,785	4,226

Limited Term Tax-Exempt	7,450	4,642	3,566

Limited Term U.S. Government	–	134	–

Multi-Manager Emerging Markets Debt Opportunity	–	5,912	–

Multi-Manager High Yield Opportunity	–	8,578	–

Short Bond	–	5,291	–

Tax-Advantaged Ultra-Short Fixed Income	12,110	11,860	438

Tax-Exempt	36,804	9,760	–

Ultra-Short Fixed Income	–	23,404	5,175

U.S. Government	–	191	23

U.S. Government Money Market	–	1,084	–

U.S. Government Select Money Market	–	8,325	–

U.S. Treasury Index	–	1,310	798

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2023, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

R) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to

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FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2023.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2023.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2022, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility.

During the six months ended September 30, 2023, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

High Yield Municipal	$500	6.07%

No other Funds had any borrowings or incurred any interest expense for the six months ended September 30, 2023. There were no outstanding loan amounts at September 30, 2023.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

With respect to the Limited Term U.S. Government, Fixed Income, U.S. Government and Short Bond Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses, except for acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class. Further with respect to these Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class in an amount equal to the acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI. The reimbursement will not apply to those Funds that do not charge an advisory fee as a result of contractual or voluntary fee waivers.

With respect to the Bond Index Fund, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

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FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

With respect to each Fund that invests in a money market mutual fund managed by NTI that complies with Rule 2a-7 under the 1940 Act (an "Affiliated Money Market Fund"), NTI has contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee (defined as the Affiliated Money Market Fund’s contractual management fee less any contractual and voluntary fee waivers provided by the Affiliated Money Market Fund) NTI earned on the amount invested by the Fund in the Affiliated Money Market Fund. The reimbursement will not apply to those Funds that do not charge a management fee as a result of contractual or voluntary fee waivers.

The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. There were no voluntary reimbursement receivables at September 30, 2023.

At September 30, 2023, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Bond Index	0.0600%	0.0749%

High Yield Fixed Income	0.5800%	0.6000%

U.S. Government Money Market	0.3300%	0.3500%

U.S. Government Select Money Market	0.3300%	0.3500%

U.S. Treasury Index	0.1300%	0.1500%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Core Bond	0.38%	0.369%	0.358%	0.40%

Fixed Income	0.43%	0.417%	0.404%	0.45%

High Yield Municipal	0.56%	0.543%	0.527%	0.58%

Intermediate

Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Limited Term Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Limited Term U.S. Government	0.38%	0.369%	0.358%	0.40%

Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.88%

Multi-Manager High Yield Opportunity	0.65%	0.631%	0.612%	0.67%

Short Bond	0.38%	0.369%	0.358%	0.40%

Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

U.S. Government	0.38%	0.369%	0.358%	0.40%

Prior to August 1, 2023, the annual management fees and contractual expense limitations for the Funds below were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATION
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

The contractual reimbursement arrangements described above may not be terminated before July 31, 2024 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements

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FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.

NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds, including, from time to time to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. NTI did not voluntarily reimburse any Funds during the six months ended September 30, 2023.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.

The Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds are managed by NTI and the Sub-Advisers. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2023, Ashmore Investment Management Limited, Global Evolution USA, LLC and MetLife Investment Management, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2023, BlackRock Investment Management, LLC, Nomura Corporate Research and Asset Management Inc. and Polen Capital Credit, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund, except for the U.S. Government Money Market and U.S. Select Government Money Market Funds, which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern

Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund have an arrangement with the custodian, whereby the Funds receive a return on uninvested cash balances.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the "Portfolio") and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2023, the Funds, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. Prior to August 1, 2023, NTI reimbursed each Fund for a portion of the management fees attributable to

NORTHERN FUNDS SEMIANNUAL REPORT	355	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. Effective August 1, 2023, NTI reimbursed each Fund the management fees payable to the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in an Affiliated Money Market Fund, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2023, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

During the six months ended September 30, 2023, the Multi-Manager Emerging Markets Debt Opportunity Fund received reimbursements from NTI of less than $1,000 in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts are included in Interest income on the Funds’ Statements of Operations.

Certain uninvested cash balances of U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.

Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2023, the High Yield Fixed Income and Multi-Manager Emerging Markets Debt Opportunity Funds each received amounts from Northern Trust of approximately $2,000 and $2,000, respectively, and the Multi-Manager High Yield Opportunity Fund received an amount from Northern Trust of less than $1,000. These amounts are included in Interest income on the Funds’ Statements of Operations.

As of September 30, 2023, The Northern Trust Company Pension Trust, an affiliated fund managed by an affiliate of the investment adviser owned 26.9% of Multi-Manager Emerging Markets Debt Opportunity Fund.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Arizona Tax-Exempt	$ –	$1,383	$ –	$ 8,547

Bond Index	541,156	127,069	406,697	82,136

California Intermediate Tax-Exempt	–	7,661	–	31,881

California Tax-Exempt	–	11,418	–	23,061

Core Bond	20,337	11,408	31,815	10,972

Fixed Income	80,660	48,610	147,746	59,539

High Yield Fixed Income	–	375,934	–	746,301

High Yield Municipal	–	18,949	–	73,827

Intermediate Tax-Exempt	–	49,921	–	212,839

Limited Term Tax-Exempt	–	5,966	–	54,090

Limited Term U.S. Government	12,367	–	23,672	–

Multi-Manager Emerging Markets Debt Opportunity	–	61,352	–	25,813

Multi-Manager High Yield Opportunity	–	36,289	–	42,559

Short Bond	103,120	13,262	88,058	57,571

Tax-Advantaged Ultra-Short Fixed Income	19,907	200,141,028	–	281,614

Tax-Exempt	–	96,901	–	127,486

Ultra-Short Fixed Income	34,779	168,594	52,067	527,529

U.S. Government	12,117	–	14,355	–

U.S. Treasury Index	9,001	–	14,396	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

FIXED INCOME AND MONEY MARKET FUNDS	356	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

At September 30, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Arizona Tax-Exempt	$ 107	$ (8,991)	$ (8,884)	$ 73,030

Bond Index	1,464	(331,059)	(329,595)	2,564,221

California Intermediate Tax-Exempt	–	(28,802)	(28,802)	273,286

California Tax-Exempt	1,972	(17,645)	(15,673)	164,117

Core Bond	195	(12,846)	(12,651)	107,516

Fixed Income	180	(53,075)	(52,895)	434,326

High Yield Fixed Income	8,651	(329,532)	(320,881)	2,729,875

High Yield Municipal	314	(77,550)	(77,236)	381,339

Intermediate Tax-Exempt	2,900	(138,232)	(135,332)	1,456,093

Limited Term Tax-Exempt	134	(23,148)	(23,014)	505,407

Limited Term U.S. Government	–	(1,737)	(1,737)	43,219

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Multi-Manager Emerging Markets Debt Opportunity	$ 610	$ (15,849)	$ (15,239)	$ 136,071

Multi-Manager High Yield Opportunity	3,199	(18,256)	(15,057)	218,144

Short Bond	188	(10,603)	(10,415)	310,935

Tax-Advantaged Ultra-Short Fixed Income	125	(32,961)	(32,836)	2,417,824

Tax-Exempt	271	(93,300)	(93,029)	820,014

Ultra-Short Fixed Income	731	(29,071)	(28,340)	2,000,752

U.S. Government	–	(2,218)	(2,218)	46,221

U.S. Government Money Market	–	–	–	19,808,384

U.S. Government Select Money Market	–	–	–	3,648,789

U.S. Treasury Index	–	(11,191)	(11,191)	81,941

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares class for the six months ended September 30, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	403	$ 3,858	78	$ 743	(1,327)	$ (12,661)	(846)	$ (8,060)

Bond Index	43,080	392,074	729	6,624	(23,918)	(217,712)	19,891	180,986

California Intermediate Tax-Exempt	3,057	29,775	61	594	(4,223)	(41,130)	(1,105)	(10,761)

California Tax-Exempt	1,488	15,407	72	742	(2,043)	(21,204)	(483)	(5,055)

Core Bond	214	1,894	69	613	(1,493)	(13,204)	(1,210)	(10,697)

Fixed Income	512	4,488	342	3,015	(9,024)	(79,686)	(8,170)	(72,183)

High Yield Fixed Income	17,283	99,421	1,726	9,906	(88,951)	(512,968)	(69,942)	(403,641)

High Yield Municipal	6,303	46,076	143	1,037	(13,841)	(100,480)	(7,395)	(53,367)

Intermediate Tax-Exempt	16,119	156,755	248	2,408	(29,064)	(282,350)	(12,697)	(123,187)

Limited Term Tax-Exempt	1,647	16,151	87	851	(7,568)	(74,260)	(5,834)	(57,258)

Limited Term U.S. Government	36	330	15	136	(1,313)	(12,093)	(1,262)	(11,627)

Multi-Manager Emerging Markets Debt Opportunity	5,610	40,360	388	2,744	(523)	(3,643)	5,475	39,461

Multi-Manager High Yield Opportunity	2,189	17,950	255	2,072	(3,205)	(26,215)	(761)	(6,193)

Short Bond	914	16,339	99	1,776	(2,946)	(52,557)	(1,933)	(34,442)

NORTHERN FUNDS SEMIANNUAL REPORT	357	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Tax-Advantaged Ultra-Short Fixed Income	41,553	$417,153	489	$4,905	(44,692)	$(447,898)	(2,650)	$(25,840)

Tax-Exempt	14,931	141,609	293	2,782	(16,177)	(153,794)	(953)	(9,403)

Ultra-Short Fixed Income	15,127	152,759	1,860	18,766	(60,903)	(615,172)	(43,916)	(443,647)

U.S. Government	133	1,169	46	402	(512)	(4,461)	(333)	(2,890)

U.S. Government Money Market	42,300,585	42,300,585	51,723	51,723	(41,127,662)	(41,127,662)	1,224,646	1,224,646

U.S. Government Select Money Market	9,549,318	9,549,318	11,461	11,461	(9,397,152)	(9,397,152)	163,627	163,627

U.S. Treasury Index	249	4,792	48	925	(591)	(11,246)	(294)	(5,529)

Transactions in Shares class for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	2,718	$26,442	166	$1,604	(8,943)	$(86,681)	(6,059)	$(58,635)

Bond Index	65,462	617,405	1,123	10,488	(99,064)	(930,080)	(32,479)	(302,187)

California Intermediate Tax-Exempt	11,463	112,322	159	1,550	(31,492)	(306,913)	(19,870)	(193,041)

California Tax-Exempt	7,310	75,845	139	1,442	(10,339)	(107,165)	(2,890)	(29,878)

Core Bond	2,317	20,723	119	1,082	(9,314)	(84,898)	(6,878)	(63,093)

Fixed Income	21,000	189,506	625	5,650	(39,057)	(355,197)	(17,432)	(160,041)

High Yield Fixed Income	237,153	1,374,742	4,011	23,142	(353,138)	(2,036,197)	(111,974)	(638,313)

High Yield Municipal	41,174	313,462	390	2,920	(82,302)	(615,686)	(40,738)	(299,304)

Intermediate Tax-Exempt	79,732	776,959	618	6,013	(189,134)	(1,842,900)	(108,784)	(1,059,928)

Limited Term Tax-Exempt	39,207	383,789	167	1,643	(56,420)	(554,498)	(17,046)	(169,066)

Limited Term U.S. Government	2,455	22,826	23	213	(1,634)	(15,171)	844	7,868

Multi-Manager Emerging Markets Debt Opportunity	2,673	19,139	226	1,582	(3,329)	(22,902)	(430)	(2,181)

Multi-Manager High Yield Opportunity	18,738	154,529	360	2,960	(12,910)	(106,745)	6,188	50,744

Short Bond	4,682	83,930	126	2,247	(9,150)	(163,718)	(4,342)	(77,541)

Tax-Advantaged Ultra-Short Fixed Income	103,113	1,025,105	757	7,534	(265,015)	(2,636,314)	(161,145)	(1,603,675)

Tax-Exempt	43,629	422,181	652	6,251	(125,530)	(1,206,801)	(81,249)	(778,369)

Ultra-Short Fixed Income	113,250	1,132,193	2,669	26,669	(194,879)	(1,947,080)	(78,960)	(788,218)

U.S. Government	1,376	12,202	69	612	(746)	(6,578)	699	6,236

U.S. Government Money Market	88,606,747	88,606,747	30,721	30,721	(90,266,202)	(90,266,202)	(1,628,734)	(1,628,734)

U.S. Government Select Money Market	17,304,789	17,304,789	7,084	7,084	(17,529,164)	(17,529,164)	(217,291)	(217,291)

U.S. Treasury Index	846	16,711	75	1,471	(940)	(18,590)	(19)	(408)

Transactions in Siebert Williams Shank Shares for the six months ended September 30, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Ultra-Short Fixed Income	–	–	60	526	–	–	60	526

FIXED INCOME AND MONEY MARKET FUNDS	358	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2023, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Ultra-Short Fixed Income*	3,005	29,994	47	469	–	(4)	3,052	30,459
* Commenced class operations on September 13, 2022.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2023, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 2,527	$ 10,717	$ 12,721	$–	$–	$ 42	$ 523	523,427

Bond Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	47,883	262,523	283,198	–	–	1,047	27,208	27,208,277

California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,633	51,075	42,455	–	–	285	11,253	11,252,850

California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,746	35,106	28,524	–	–	252	9,328	9,327,762

Core Bond	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,291	20,516	22,662	–	–	56	1,145	1,145,361

Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	12,483	93,056	100,459	–	–	181	5,080	5,079,882

High Yield Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	60,479	432,377	433,514	–	–	1,338	59,342	59,342,460

High Yield Municipal	Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,884	74,268	77,345	–	–	364	1,807	1,807,417

Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,750	236,480	212,603	–	–	893	27,627	27,626,958

Limited Term Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	20,468	75,763	77,336	–	–	287	18,895	18,895,261

NORTHERN FUNDS SEMIANNUAL REPORT	359	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Limited Term U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 280	$ 5,020	$ 5,167	$–	$–	$ 7	$ 133	132,744

Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,597	57,929	56,351	–	–	165	7,175	7,175,322

Multi-Manager High Yield Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	11,170	66,425	68,872	–	–	189	8,723	8,723,020

Short Bond	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,288	83,819	84,132	–	–	111	975	974,619

Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	91,209	604,362	474,788	–	–	2,943	220,783	220,782,906

Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,292	171,389	163,876	–	–	509	17,805	17,804,877

Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	69,179	503,436	520,441	–	–	1,753	52,174	52,173,782

U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,039	4,429	6,347	–	–	14	121	120,921

U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,789	6,265	7,973	–	–	9	81	80,551

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2023:

		ASSETS			LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$187	*	Net Assets - Net unrealized depreciation	$(18	)*

Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	93	*	Net Assets - Net unrealized depreciation	(24	)*

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	36		Unrealized depreciation on forward foreign currency exchange contracts	(4)

FIXED INCOME AND MONEY MARKET FUNDS	360	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

		ASSETS			LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Multi-Manager High Yield Opportunity	Interest rate contracts	Net Assets - Net unrealized appreciation	$ –		Net Assets - Net unrealized depreciation	$(16)	*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	4		Unrealized depreciation on forward foreign currency exchange contracts	–

	Credit contracts	Unrealized appreciation on credit default swap agreements	–		Unrealized depreciation on credit default swap agreements	–*	*,***

Short Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	123	*	Net Assets - Net unrealized depreciation	(106)	*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**	Amount rounds to less than one thousand.
***

Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2023, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity Fund	BNP	$3	$–	$–	$3

	Merrill Lynch	5	(3)	–	2

	Morgan Stanley	–*	–*	–	–

	Standard Chartered Bank	28	–	–	28

	Total	$36	$(3)	$–	$33

Multi-Manager High Yield Opportunity Fund	Barclays	2	–	–	2

	Morgan Stanley	2	–	–	2

	Total	$ 4	$–	$–	$4

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity Fund	Merrill Lynch	$(3)	$3	$–	$–

NORTHERN FUNDS SEMIANNUAL REPORT	361	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

	Morgan Stanley	$(1)	$–*	$ –	$(1)

	Total	$(4)	$3	$ –	$(1)

*   Amount rounds to less than one thousand.

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2023:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$ 71

Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	(19)

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	53

Multi-Manager High Yield Opportunity	Interest rate contracts	Net realized gains (losses) on futures contracts	(222)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	16

	Credit contracts	Net realized gains (losses) on credit default swap agreements	16

Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(398)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ 291

Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	116

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	61

Multi-Manager High Yield Opportunity	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	109

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	4

	Credit contracts	Net change in unrealized appreciation (depreciation) on credit default swap agreements	(13)

Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(135)
Volume of derivative activity for the six months ended September 30, 2023*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Core Bond	–	$ –	–	$ –	–	$ –	4	$ 7,363

Fixed Income	–	–	–	–	–	–	41	8,386

Multi-Manager Emerging Markets Debt Opportunity	37	349	–	–	–	–	–	–

FIXED INCOME AND MONEY MARKET FUNDS	362	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS

	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Multi-Manager High Yield Opportunity	7	$111	3	$921	2	$400	14	$ 481

Short Bond	–	–	–	–	–	–	4	36,246

*   Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, swaps credit rate and futures interest rate contracts.

**  Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In March 2021, the UK Financial Conduct Authority (“FCA”) announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In July 2023, the SEC adopted amendments to certain rules that govern money market funds under the 1940 Act. The amendments are intended to improve the resiliency and transparency of money market funds, and address concerns raised by the large outflows from non-government money market funds experienced during the COVID-19 pandemic. Management is evaluating the impact of the amendments.

13. EUROPEAN INSTABILITY

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian or other Eastern European investments, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions. Funds that track an index (an Index Fund) may experience challenges liquidating positions in Russian securities that have been removed from its underlying index and/or sampling the underlying index to continue to seek the Index Fund’s respective investment goal. Such circumstances may lead to increased tracking error between an Index Fund’s performance and the performance of its respective underlying index.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	363	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on exchanges and redemptions; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2023 through September 30, 2023.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2023 - 9/30/2023 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 350), if any, in the High Yield Fixed Income, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 355), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.46%	$1,000.00	$962.50	$2.26

Hypothetical (5% return before expenses)	0.46%	$1,000.00	$1,022.76	$2.33

BOND INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.07%	$1,000.00	$958.70	$0.34

Hypothetical (5% return before expenses)	0.07%	$1,000.00	$1,024.72	$0.36

CALIFORNIA INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.45%	$1,000.00	$967.40	$2.22

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.46%	$1,000.00	$965.30	$2.27

Hypothetical (5% return before expenses)	0.46%	$1,000.00	$1,022.76	$2.33

CORE BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.41%	$1,000.00	$957.90	$2.01

Hypothetical (5% return before expenses)	0.41%	$1,000.00	$1,023.01	$2.08

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2023. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2023 through September 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FIXED INCOME AND MONEY MARKET FUNDS	364	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2023 (UNAUDITED)

FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.45%	$1,000.00	$960.50	$2.21

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.60%	$1,000.00	$1,025.30	$3.05

Hypothetical (5% return before expenses)	0.60%	$1,000.00	$1,022.06	$3.04

HIGH YIELD MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.58%	$1,000.00	$964.00	$2.86

Hypothetical (5% return before expenses)	0.58%	$1,000.00	$1,022.16	$2.94

INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.45%	$1,000.00	$969.30	$2.22

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LIMITED TERM TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.45%	$1,000.00	$983.80	$2.24

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LIMITED TERM U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.42%	$1,000.00	$991.70	$2.10

Hypothetical (5% return before expenses)	0.42%	$1,000.00	$1,022.96	$2.13

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.89%	$1,000.00	$1,001.20	$4.46

Hypothetical (5% return before expenses)	0.89%	$1,000.00	$1,020.61	$4.51

MULTI-MANAGER HIGH YIELD OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.79%	$1,000.00	$1,022.50	$4.01

Hypothetical (5% return before expenses)	0.79%	$1,000.00	$1,021.11	$4.00

SHORT BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.40%	$1,000.00	$1,004.20	$2.01

Hypothetical (5% return before expenses)	0.40%	$1,000.00	$1,023.06	$2.03

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.25%	$1,000.00	$1,016.50	$1.26

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.45%	$1,000.00	$964.00	$2.22

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.25%	$1,000.00	$1,030.00	$1.27

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

NORTHERN FUNDS SEMIANNUAL REPORT	365	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FUND EXPENSES (continued)	SEPTEMBER 30, 2023 (UNAUDITED)

Siebert Williams Shank Shares

Actual	0.25%	$1,000.00	$1,030.00	$1.27

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.42%	$1,000.00	$979.80	$2.08

Hypothetical (5% return before expenses)	0.42%	$1,000.00	$1,022.96	$2.13

U.S. GOVERNMENT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.35%	$1,000.00	$1,024.50	$1.78

Hypothetical (5% return before expenses)	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT SELECT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.35%	$1,000.00	$1,024.50	$1.78

Hypothetical (5% return before expenses)	0.35%	$1,000.00	$1,023.31	$1.78

U.S. TREASURY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2023	ENDING ACCOUNT VALUE 9/30/2023	EXPENSES PAID* 4/1/2023- 9/30/2023

Actual	0.16%	$1,000.00	$954.90	$0.78

Hypothetical (5% return before expenses)	0.16%	$1,000.00	$1,024.27	$0.81

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2023. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2023 through September 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FIXED INCOME AND MONEY MARKET FUNDS	366	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS	SEPTEMBER 30, 2023 (UNAUDITED)

All Northern Funds Fixed Income Funds and Money Market Funds except Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity Funds

At an in-person meeting held on May 17-18, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance for an additional one-year period of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Arizona Tax-Exempt Fund, Bond Index Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Limited Term U.S. Government Fund, Short Bond Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Tax-Exempt Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund and U.S. Treasury Index Fund (collectively, the “Fixed Income Funds”); and U.S. Government Money Market Fund and U.S. Government Select Money Market Fund (collectively, the “Money Market Funds” and, together with the Fixed Income Funds, each a “Fund” and collectively, the “Funds”).

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern, and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on March 1-2, 2023 (the “March Meeting”) and an executive session of the Independent Trustees held via video conference on April 13, 2023 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the March and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Funds’ investment performance over different time periods, including in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”), and against the Funds’ respective benchmark indexes; (iii) the contractual management fee rates (before fee waivers and expense reimbursements), actual advisory fee rates (after fee waivers and expense reimbursements), and total expense ratios (after fee waivers and expense reimbursements) of the Funds, including in comparison to those borne by a group of comparable peer funds (the “Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (vii) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Funds; (v) information about purchases and redemptions of each Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) the nature of the Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Funds with the funds included in their respective Performance Universes and Expense Groups. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to the Board about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

NORTHERN FUNDS SEMIANNUAL REPORT	367	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s assets, including the day-to-day portfolio management of each Fund. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, what portion of each Fund’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Fund shares. The Trustees considered that each of the Money Market Funds were operated as money market funds and were managed to maintain a stable net asset value in accordance with Rule 2a-7 under the 1940 Act.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Funds, and in particular the regular reporting on stress testing of the Funds, noting enhancements to such stress testing over the past year. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7 for the Money Market Funds. They considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Funds, and the quality of Northern’s communications with, and services to, shareholders of the Funds. The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of its investment approach with respect to the Funds. The Trustees also considered the strong financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. For the Money Market Funds, the Trustees also took into account the changing interest rate environment in which the Money Market Funds had been and were operating and any actions taken by Northern with respect to the Money Market Funds to prevent negative yields this year and in past years. For Funds that had been in existence for the applicable periods, the Trustees reviewed information on the Funds’ investment performance for one-, three-, five- and ten- year periods ended January 31, 2023. The Trustees compared the investment performance of each Fund to its respective Performance Universe. The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective benchmark indexes.

The Trustees noted that the performance for the following Funds were not in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods:

• Core Bond Fund was in the second quintile for the one-year period, and fourth quintile for the three- and five-year periods. It also slightly underperformed its benchmark index in all three periods.

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• California Intermediate Tax-Exempt Fund was in the fifth quintile for the one-year period, fourth quintile for the three-year period, and third quintile for the five-year period. It also underperformed its benchmark index in all three periods.

• High Yield Fixed Income Fund was in the fourth quintile for the one-year, third quintile for the three-year period, and second quintile for the five-year period. It also slightly underperformed its benchmark index in all three periods.

• High Yield Municipal Fund was in the fifth quintile for the one-, three, and five-year periods. It also underperformed its benchmark index in all three periods.

• Intermediate Tax-Exempt Fund was in the fourth quintile for the one-, three-, and five-year periods. It also underperformed its benchmark index in all three periods.

• Tax-Advantaged Ultra-Short Fixed Income Fund was in the fourth quintile for the one-year period, and fifth quintile for the three- and five-year periods. It also moderately underperformed its benchmark index for the one-year period, and slightly underperformed its benchmark index for the three- and five-year periods.

• Tax-Exempt Fund was in the fourth quintile for the one-, three-, and five-year periods. It also underperformed its benchmark index in all three periods.

• Ultra-Short Fixed Income Fund was in the fourth quintile for the one- and three-year periods, and second quintile for the five-year period. It outperformed its benchmark index for all three periods.

The Trustees noted that Core Bond Fund had good one-year relative performance despite lower intermediate term performance, and had only slightly underperformed its benchmark index.

For the California Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, and Tax-Exempt Funds, Northern explained that the Funds’ longer duration profile and security selection in the Funds were the primary detractors from Fund performance relative to peers and relative to the Funds’ respective benchmark indexes. Northern explained that it planned to opportunistically reposition the Funds to more closely align with their respective benchmark indexes, while seeking to maintain a bias towards higher quality (other than High Yield Municipal Fund, which does not apply high quality bias). Northern committed to renewing the Funds’ current annual expense limitations.

The Trustees noted that, despite lower relative one-year performance for High Yield Fixed Income Fund, it had better intermediate term relative performance, and had only slightly underperformed its benchmark index.

For the Tax-Advantaged Ultra-Short Fixed Income Fund, Northern noted that the Fund is included in a Performance Universe that includes taxable funds, which significantly impacts relative performance as the Fund holds over 50% of its portfolio in tax-exempt securities. Northern stated that it believes the Fund’s blended benchmark index is more comparable for evaluating Fund performance, and reported that the Fund’s performance before expenses for the three- and five- year periods is comparable to its blended benchmark index. Northern committed to renewing the Fund’s current annual expense limitation.

For the Ultra-Short Fixed Income Fund, Northern noted that the Fund’s longer duration detracted from performance relative to its peer group. In particular, the Fund’s one-year duration, consistent with its benchmark index, was longer than the approximately half-year duration of most of its peers, which resulted in underperformance versus peers in the rising interest rate environment. The Trustees noted that the Fund had exceeded its benchmark index for the one-, three- and five-year periods. Northern committed to renewing the Fund’s current annual expense limitation.

The Trustees considered Northern’s explanations of the Funds’ performance and reviewed the differences in investment parameters of certain Funds and their peers. They considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve, and noted the potential impact on performance of the relative risk parameters of the Funds. In addition, the Trustees reviewed the consistency of Northern’s investment strategy for each Fund and processes to address performance issues, including changes implemented by Northern to resolve performance issues. The Trustees considered Northern’s explanations for the reasons for tracking differences of the Bond Index Fund and U.S. Treasury Index Fund, both with investment objectives to track an underlying index, and concluded that each of them was appropriately tracking its respective underlying index. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming. The Trustees further noted the enhancements implemented by Northern over the past year with respect to the Money Market Funds in monitoring performance and various portfolio metrics relative to peers.

The Trustees concluded that, based on the information received, each Fund’s performance was generally satisfactory, noting the resources that Northern dedicated to improving the Funds’ performance and monitoring any underperformance, as applicable.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated each Fund’s contractual management fee rate (before fee waivers and expense reimbursements) and actual advisory fee rate (after fee waivers and expense reimbursements);

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each Fund’s total operating expense ratio; and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Fund. The Trustees considered the effect of changing interest rates on the Money Market Funds, and the fee waivers and expense reimbursements undertaken by Northern during the current and prior year. The Trustees considered that the Fixed Income Funds (but not the Money Market Funds) were sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was in each case reimbursing back to the investing Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Fund expenses.

The Trustees reviewed information on the contractual management fee rate paid by each Fund under the Management Agreement and each Fund’s total operating expense ratio compared to its respective Expense Group. The Trustees noted that the Management Agreement encompassed the provision of both advisory and administrative services by Northern and its affiliates, which may result in Northern’s actual advisory fee rate appearing to be higher when compared to certain Expense Group peers whose actual advisory fee rates do not encompass any administrative services. The Trustees also considered each Fund’s respective peer retail share class within each Fund’s respective investment classification (“Objective Median”), as measured by the Data Provider, noting that the majority of the Funds only offer a single share class, whereas many of the competitors offered multiple share classes.

The Trustees considered that Northern had reimbursed expenses and/or waived fees for many of the Funds. The Trustees noted that the Fixed Income Funds’ total expense ratios (after fee waivers and expense reimbursements) were generally in the first or second quintile of their respective Expense Group.

Northern explained that the Money Market Funds appeared to have higher fees when compared to their Expense Group because of the differing shareholder report dates used by the Data Provider in deriving expense data for the Expense Group. As money market funds generally started decreasing fee waivers following the interest rate increases that began in March 2022, money market funds with shareholder report periods later in the calendar year, such as the Money Market Funds, had lower levels of fee waivers when compared to other Expense Group money market funds with shareholder report periods earlier in the calendar year, due to the Money Market Funds having had a longer period of time without fee waivers. Northern reported that it had separately reviewed the expense ratios included in the prospectuses of the Expense Group money market funds, and stated that the Money Market Funds’ expense ratios were within the range of the Expense Group money market funds.

The Trustees noted that contractual management fee rates and/or actual advisory fee rates for the following Funds were in the fourth or fifth quintiles of the Funds’ respective Expense Groups:

• Fixed Income Fund, Short Bond Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Tax-Exempt Fund, and Ultra-Short Fixed Income Fund, whose actual advisory fee rates were in the fourth or fifth quintile; and

• High-Yield Municipal Fund, whose contractual management fee rate was in the fourth quintile;

• Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund, whose contractual management fee rates and actual advisory fee rates were fourth or fifth quintile.

The Trustees noted that a significant majority of these Fixed Income Funds had total expenses after fee waivers and expense reimbursements in the top two quintiles, and considered Northern’s explanation of the effect of shareholder report periods on the Expense Group data for the Money Market Funds. The Trustees also noted Northern’s commitment to renew annual expense limitations for the Funds.

The Trustees considered the fees charged by Northern to other similarly managed, comparable private institutional accounts to the fees charged for the Funds. The Trustees considered the difference in, and level of complexity of, services provided by Northern to the private institutional accounts compared to the Funds, including (i) regulatory, operational and compliance differences; (ii) differences in board and committee support; and (iii) differences in management. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Funds compared to those charged to the private institutional accounts.

Upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Funds’ management fee rate structure. In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis, both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years.

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The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders.

They considered Northern’s discussion of the Funds’ management fee rate structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements to limit total annual fund operating expenses for each Fund. The Trustees considered that the Funds (other than Bond Index Fund, High Yield Fixed Income Fund, U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, and U.S. Treasury Index Fund) had breakpoints, so that shareholders would receive reduced fee rates as the Funds grew, and that three Funds had reached a breakpoint as of January 31, 2023. The Trustees agreed that breakpoints were not necessary for the Bond Index Fund, High Yield Fixed Income Fund, and U.S. Government Select Money Market Fund and U.S. Treasury Index Fund at this time based on their current management fee rates and contractual expense limitations. The Trustees considered the voluntary fee waivers and expense reimbursements made by Northern for the Money Market Funds to support the Money Market Funds’ yield in the current and prior year. Based on the foregoing, the Trustees determined that the Funds’ current management fee rate structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to

Northern to obtain securities trading advantages for its other advisory clients, and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the extent to which Northern benefited from receipt of research products and services generated by the Funds.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.

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Northern Funds Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity Funds

At an in-person meeting held on May 17-18, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment the Company Act of 1940 (the “Independent Trustees”) voting separately, reviewed and approved the continuance for an additional one-year period of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of the Multi-Manager High Yield Opportunity Fund and Multi-Manager Emerging Markets Debt Opportunity Fund (each a “Multi-Manager Fixed Income Fund” and collectively, the “Multi-Manager Fixed Income Funds”); and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Fixed Income Funds.

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern, and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at an in-person Board meeting held on March 1-2, 2023 (the “March Meeting”) and an executive session of the Independent Trustees held via video conference on April 13, 2023 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

1. Management Agreement

In evaluating the Multi-Manager Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the March and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Multi-Manager Fixed Income Funds’ investment performance over different time periods, including in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”), and against the Funds’ respective benchmark indexes; (iii) the contractual management fee rates (before fee waivers and expense reimbursements), actual advisory fee rates (after fee waivers and expense reimbursements), and total expense ratios (after fee waivers and expense reimbursements) of the Multi-Manager Fixed Income Funds, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager Fixed Income Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager Fixed Income Funds; and (vii) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Fixed Income Funds, including Northern’s staffing for the Multi-Manager Fixed Income Funds and the experience of the portfolio managers and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates investments in technology to benefit the Multi-Manager Fixed Income Funds; (v) information about purchases and redemptions of each Multi-Manager Fixed Income Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) the nature of the Multi-Manager Fixed Income Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Multi-Manager Fixed Income Funds with the funds included in their respective Performance Universes and Expense Groups. In considering the Multi-Manager Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Fixed Income Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the

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information provided to them about the Multi-Manager Fixed Income Funds together and with respect to each Multi-Manager Fixed Income Fund separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Multi-Manager Fixed Income Funds, including both the investment advisory services, and separately the administrative and other non-advisory services. These services include acting as the Multi-Manager Fixed Income Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Fixed Income Funds and the Trust. The Trustees understood that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Fixed Income Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Fixed Income Funds, and had the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting each Multi-Manager Fixed Income Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fixed Income Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) overseeing the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Fixed Income Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Fixed Income Fund, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Fixed Income Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fixed Income Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment strategy with the other sub-advisers managing assets of the same Multi-Manager Fixed Income Fund. The Trustees considered that the prospectuses for the Multi-Manager Fixed Income Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fixed Income Fund. The Trustees considered that at the time of the Annual Contract Meeting, Northern supervised a significant number of sub-advisers. The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Fixed Income Funds, and in particular the regular reporting on stress testing of the Multi-Manager Fixed Income Funds, noting enhancements to such stress testing over the past year. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Multi-Manager Fixed Income Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Fixed Income Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Fixed Income Funds’ service providers as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Multi-Manager Fixed Income Funds, and the quality of Northern’s communications with, and services to, shareholders of the Multi-Manager Fixed Income Funds. The Trustees reviewed the administrative services provided to the Multi-Manager Fixed Income Funds by Northern and its affiliates, including its oversight of the Multi-Manager Fixed Income Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Multi-Manager Fixed Income Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Multi-Manager Fixed Income Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of its investment approach with respect to the

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Multi-Manager Fixed Income Funds. The Trustees considered the strong financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to each of the Multi-Manager Fixed Income Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Fixed Income Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. For Multi-Manager Fixed Income Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Fixed Income Funds’ investment performance for one, two, three, four, five and ten years ended January 31, 2023, as well as performance for the month, quarter and year-to-date ended January 31, 2023. The Trustees compared the investment performance of the Multi-Manager Fixed Income Funds to the performance of their respective Performance Universe. The Multi-Manager Fixed Income Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective benchmark indexes.

The Trustees considered the performance of each of the Multi-Manager Fixed Income Funds against their respective Performance Universe for the one-, three- and five- year periods ended January 31, 2023. The Trustees noted that the Multi-Manager High Yield Opportunity Fund had performance in the third quintile for the one- and five-year periods, and performance in the second quintile for the three-year period ended January 31, 2023. The Trustees noted that the Multi-Manager Emerging Markets Debt Opportunity Fund had performance in the third quintile for the one-year period and performance in the fifth quintile for the three- and five-year periods ended January 31, 2023.

The Trustees considered the performance of the Multi-Manager Fixed Income Funds against their respective benchmark indexes for the one-, three- and five-year periods ended January 31, 2023, noting that the Multi-Manager High Yield Opportunity Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five-year period, and that Multi-Manager Emerging Markets Debt Opportunity Fund had outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three- and five-year periods.

The Trustees considered Northern’s explanations of the Multi-Manager Fixed Income Funds’ performance and reviewed the consistency of Northern’s investment strategy for the

Multi-Manager Fixed Income Funds. The Trustees reviewed Northern’s processes to address performance issues, including changes implemented by Northern to resolve performance issues. They considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Fixed Income Funds that were underperforming.

The Trustees concluded that, based on the information received, each of the Multi-Manager Fixed Income Funds’ performance was satisfactory, and that the resources dedicated by Northern to improving the Multi-Manager Fixed Income Funds’ performance and monitoring their underperformance was also satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated each Multi-Manager Fixed Income Funds’ contractual management fee rate (before fee waivers and expense reimbursements) and actual advisory fee rate (after fee waivers and expense reimbursements); each Multi-Manager Fixed Income Funds’ total operating expense ratio; and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Multi-Manager Fixed Income Fund. The Trustees considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on the Multi-Manager Fixed Income Funds over recent years. Additionally, the Trustees considered Northern’s reduction in the contractual management fee rate and expense limitation for the Multi-Manager High Yield Opportunity Fund. The Trustees considered that the Multi-Manager Fixed Income Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was in each case reimbursing back to the investing Multi-Manager Fixed Income Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio.

The Trustees reviewed information on the contractual management fee rate paid by each Multi-Manager Fixed Income Fund under the Multi-Manager Management Agreement and each Multi-Manager Fixed Income Fund’s total operating expense ratio compared to its respective Expense Group. The Trustees noted that the Management Agreement encompassed the provision of both advisory and administrative services by Northern and its affiliates, which may result in Northern’s actual advisory fee rate appearing to be higher when compared to certain Expense Group peers whose actual advisory fee rates do not encompass any administrative services. The Trustees also considered each Multi-Manager Fixed Income Fund’s respective peer retail share class within each of its respective investment classification (“Objective Median”), as measured by the Data Provider, noting that the additional data was useful because the Multi-Manager Fixed Income Funds only offer a single share class, whereas many of the competitors offer multiple share classes.

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The Multi-Manager Fixed Income Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the total expenses (after fee waivers and expense reimbursements) for Multi-Manager Emerging Markets Debt Opportunity Fund was in the second quintile of its Expense Group, and Multi-Manager High Yield Opportunity Fund (before the reduction in the contractual management fee rate and expense limitation noted above) was in the third quintile of its Expense Group. The Trustees noted that the contractual management fee rates and actual advisory fee rates for the Multi-Manager Fixed Income Funds were higher than their respective Expense Groups. Northern stated that it believed that the total annual operating expenses after reimbursements for the Multi-Manager Fixed Income Funds was reasonable relative to the Funds’ peers.

The Trustees considered the fees charged by Northern to other similarly managed, comparable private institutional accounts to the fees charged for the Multi-Manager High Yield Opportunities Fund. The Trustees considered the difference in, and level of complexity of, services provided by Northern to the private institutional accounts compared to the Fund, including (i) regulatory, operational and compliance differences; (ii) differences in board and committee support; and (iii) differences in management. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Fund compared to those charged to the private institutional accounts.

Upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by the Fund under the Multi-Manager Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Multi-Manager Fixed Income Funds’ management fee rate structure, the amount retained by Northern after payment of the sub advisory fees, and Northern’s role under the Multi-Manager Management Agreement in overseeing the sub-advisers. The Trustees considered that each of the Multi-Manager Fixed Income Funds utilized multiple sub-advisers. In addition, the Trustees considered the amount of assets in each Multi-Manager Fixed Income Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis, both before and after distribution and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, if any, as required by the Multi-Manager Fixed Income Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fixed Income Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Multi-Manager Fixed Income Funds’ profitability report presentations from prior years.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager Fixed Income Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Fixed Income Funds.

Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Multi-Manager Fixed Income Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Fixed Income Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee for all of the Multi-Manager Fixed Income Funds have breakpoints, thus ensuring that as a Multi-Manager Fixed Income Fund’s assets grew, its shareholders would receive reduced fee rates. They considered management’s discussion of the Multi-Manager Fixed Income Funds’ fee rate structure and considered Northern’s view that the Multi-Manager Fixed Income Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements to limit total annual fund operating expenses for each of the Multi-Manager Fixed Income Funds.

Based on the foregoing, the Trustees determined that the Multi-Manager Fixed Income Funds’ current management fee rate structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Multi-Manager Fixed Income Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients. The Trustees also considered the extent to which Northern benefitted from receipt of research products and services generated by the Funds.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of each Multi-Manager Fixed Income Fund.

2. Sub-Advisory Agreements

The Trustees considered the Sub-Advisory Agreements for the Multi-Manager Fixed Income Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Fixed Income Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Fixed Income Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fixed Income Fund. The Trustees placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Fixed Income Funds.

Fees, Expenses and Performance

The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not by the Multi-Manager Fixed Income Funds. The Trustees believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-adviser by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fixed Income Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern paid the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable performance benchmark index. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.

For the Multi-Manager High Yield Opportunity Fund, the Trustees noted that Polen Capital Credit, LLC (“Polen Capital”) outperformed in the one-, three-, and five-year periods, and underperformed in the quarter ended December 31, 2022, compared to the Fund’s benchmark index. The Trustees also noted that Nomura Corporate Research and Asset Management, Inc. (“Nomura”) outperformed in the one-, three-, five-year periods, and the quarter ended December 31, 2022, as compared to the Fund’s benchmark index. Northern noted that both Polen Capital and Nomura had strong performance relative to the benchmark

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SEPTEMBER 30, 2023 (UNAUDITED)

index. Northern stated that Neuberger Berman would be replaced with BlackRock in early 2023, and therefore its sub-advisory contract was not considered for renewal.

For the Multi-Manager Emerging Markets Debt Opportunity Fund, the Trustees noted that Ashmore Investment Management (“Ashmore”) had underperformed in the one-, three-, and five-year periods and outperformed in the quarter ended December 31, 2022, compared to the Multi-Manager Emerging Markets Debt Opportunity Fund’s blended benchmark index. Northern reported that Ashmore’s corporate debt allocation to high yield Chinese real estate companies had been the main detractor to Ashmore’s performance in the Fund in 2022, but that the positioning contributed positively to Ashmore’s outperformance in the Fund for the fourth quarter. Northern stated that Ashmore’s performance was within expectations given the market environment and recommended the continuation of Ashmore’s Sub-Advisory Agreement with respect to the Fund. Northern also noted that the addition of MetLife investment Management (“MIM”) as a third sub-adviser to the Fund in June 2022 had reduced Ashmore’s allocation from 50% to 35%.

The Trustees considered that Global Evolution USA (“Global Evolution”) had outperformed in the one-, three-, sub-adviser since-inception date of October, 2017, and for the quarter ended December 31, 2022, compared to the blended benchmark index for the Multi-Manager Emerging Markets Debt Opportunity Fund. The Trustees also noted that MetLife Investment Management (“MIM”) had underperformed its benchmark index since becoming a sub-adviser in June, 2022, but had outperformed for the quarter ended December 31, 2022.

The Trustees concluded, based upon the information provided, that the sub advisers’ performance was generally satisfactory and, where there had been ongoing sub adviser underperformance, Northern had acted quickly to make changes to improve overall Fund performance, including by replacing sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Fixed Income Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Fixed Income Funds primarily at the management fee level given that Northern pays the sub-advisers out of its own management fees, including Northern’s contractual expense limitations for the Multi-Manager Fixed Income Funds.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Fixed Income Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.

Conclusion

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid by each sub-adviser on a Fund-by-Fund basis for the Multi-Manager Fixed Income Funds were fair and reasonable in light of the services provided by each of them. The Trustees concluded that the sub-advisory agreements with respect to the Multi-Manager Fixed Income Funds should be reapproved for an additional one-year period.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Each of the Funds, except the U.S. Government Money Market and U.S. Government Select Money Market Funds, files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s web site at sec.gov.

The U.S. Government Money Market and U.S. Government Select Money Market Funds file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and post their complete schedules of portfolio holdings on the Northern Funds’ web site at northerntrust.com as of the last business day of each month for the previous six months. The U.S. Government Money Market and U.S. Government Select Money Market Funds’ Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: November 30, 2023

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: November 30, 2023